UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1.	Report to Stockholders

THRIVENT®
MUTUAL FUNDS

THRIVENT MUTUAL FUNDS

Semiannual Report
April 30, 2015

How Do You Want to Hear From Us?

Choose email, U.S. mail or some of both.

Two ways to start receiving electronic delivery of your documents:

1. Go to Thrivent.com/gopaperless to get started.

OR

2. Simply complete, sign and mail the prepaid postage card on the back cover.

Some mutual fund account types may be restricted from eDelivery enrollment. See Thrivent.com for details.

Dear Shareholder:

You will notice a different format, and author, for this President’s Letter. In February the Board of Trustees appointed me President of Thrivent Mutual Funds (the “Funds”). Prior to my new role, I had served as secretary and Chief Legal Officer for the Funds. In this and future letters, I will update you on what’s new with our Funds and share our plans for enhancing them.

Russell Swansen, who served as President since 2009, has been named Chief Investment Officer of the Funds. Russ holds the same title for Thrivent Financial and is also a Trustee of the Funds. His letter, which focuses on the financial markets and the economy, follows this one.

I’m happy to kick off my first letter with some exciting news. Recently, I had the pleasure of joining Mark Simenstad, head of fixed income for our Funds, and David Spangler, portfolio manager, at a dinner hosted by mutual fund research firm Lipper. Each year Lipper honors a number of mutual funds for their performance in various categories over various periods of time. Although we have been Lipper winners in the past, this year’s award was particularly special. One of eight presented to an entire family of funds, it recognizes Thrivent Asset Management for consistently strong risk-adjusted performance for the three-year period ended November 31, 2014, in the category of Best Mixed-Assets Small Fund Family. It covers six of our Funds: Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Conservative Allocation Fund, Thrivent Balanced Income Plus Fund and Thrivent Diversified Income Plus Fund. Our Asset Allocation Funds are our flagship products, and to see them recognized was highly gratifying. For more information, you can visit Thrivent.com/lipper.

Launched on June 30, 2005, our Asset Allocation Funds are now nearly a decade old. We are pleased to have been able to make them available to help people like you seek to achieve your financial goals, whether that has meant saving to buy a home, pay for college, fund your retirement or support causes in your communities.

More important, our focus on these Funds is a result of what we have heard from you, our shareholders. You have told us that you value solution-oriented funds that are designed to meet your particular investment goals. Each Asset Allocation Fund seeks to employ a strategy that’s based on quantitative and qualitative analysis of historical data, and provides tactical rebalancing based on current market conditions, all in a single fund designed to suit your tolerance for risk and help you meet your investment goals.

We know there can be a lot of “noise” in the fund industry. New products come and go. The latest thing isn’t always the best thing. But we also know we need to assess our mutual fund offerings continually and ask how we could serve you better. At Thrivent, we seek to provide innovative investment solutions that stand the test of time.

I look forward to updating you on your Funds in the years ahead as we pursue our mission to help you be wise with money and meet your financial goals.

Sincerely,

David S. Royal

President

Thrivent Mutual Funds

Lipper defines a Small Fund Family as those with assets of $52.6 billion or less as of November 30, 2014. Money market assets are excluded. This recognition only indicates performance relative to other mutual funds in the Mixed-Assets Small Funds Family category. Thrivent Asset Management received this award for the three-year time periods only. For updated performance information, go to Thrivent.com. Past performance is not indicative of future results.

Lipper methodology: Fund groups with at least five equity, five bond or three mixed-asset portfolios in the respective asset classes are eligible for a group award. Twenty-six fund families met the criteria and were considered for the small fund family awards. The lowest average decile rank of the three years’ Consistent Return measure of the eligible funds per asset class and group will determine the asset class group award winner over the three-year period. In cases of identical results the lower average percentile rank will determine the winner. Asset class group awards will be given to the best large and small groups separately. Small groups will need to have at least three distinct portfolios in one of the asset classes-equity, bond, or mixed-asset. Front-end sales charges are not taken into consideration in Lipper’s evaluation methodology.

Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the fund, which investors should read and consider carefully before investing. Prospectuses are available from a Thrivent Financial representative or at Thrivent.com.

Asset management services provided by Thrivent Asset Management, LLC, a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

Dear Shareholder:

Stock and bond markets advanced on a broad front during the six-month reporting period ended April 30, 2015, despite a slowing economy in the U.S. and China and continued weak economic conditions in Europe and Japan.

Economic Review

The U.S. economy slowed dramatically in the first quarter of 2015, repeating a pattern that has prevailed in five of the past six years. The Bureau of Economic Analysis (BEA) initially estimated that gross domestic product (GDP) grew at a 0.2% annual rate for the quarter. Later the BEA revised the figure to -0.7%. That was down from a 2.2% rate of growth in the fourth quarter of 2014 and 5.0% in the third.

Several factors contributed to the economy’s first-quarter contraction. A strong dollar made U.S. goods more expensive overseas, reducing exports. Weak oil prices dampened business activity in the oil industry, and a labor dispute crippled commerce at West Coast ports. Harsh winter weather also may have contributed to the slowdown.

The international economic climate was not much brighter. After watching the Euro Area grow 0.3% in the fourth quarter of 2014, the European Central Bank launched a quantitative easing program under which it will be buying 60 billion euros of European sovereign debt each month. The aim is to drive down already low interest rates in Europe, which should lower borrowing costs for consumers and businesses and stimulate economic activity. Japan has embarked on a similar course of action. China is growing faster than Europe, the U.S. or Japan, but its rate of growth has slowed and it also is seeking to stimulate its economy.

Market Review

Investor confidence flagged early in the reporting period amid concern that the strong third-quarter performance by the U.S. economy would prompt the Federal Reserve to start raising short-term interest rates, perhaps as early as June 2015. Over time, higher interest rates can dampen economic activity. Sentiment improved in February, though, amid early signs that economic growth was moderating. Investors also were heartened by comments from the Federal Reserve suggesting it would be patient in deciding when and how quickly to raise interest rates. The Standard & Poor’s 500 Index ultimately notched a series of new highs, generating a total return for the reporting period of 4.40%.

Energy stocks were among the market’s few losers as a global oil glut led to a sharp sell off in crude oil prices. Utility stocks also slumped early in 2015 after posting big gains in 2014, with the S&P 500 Utilities Index generating a total return for the reporting period of -1.10%.

Bolstered in part by the accommodative monetary policies in Europe and Japan, international stocks performed well. The MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, posted a total return of 6.81%. The MSCI Emerging Markets Index, which tracks stocks in developing economies, earned 4.04%.

Most sectors of the bond market also generated positive returns as investors concluded that the Fed would not act rashly in raising interest rates. U.S. Treasury bonds were among the top performers, with the Barclays 20+ Treasury Index posting a total return of 6.91%. Ironically, Europe’s quantitative easing program contributed to the sector’s big gains. As that program drove yields on sovereign bonds in Europe down to extraordinarily low levels—below 0% in some cases—conservative investors flocked instead to Treasuries.

Other sectors of the bond market turned in positive but more moderate results. The Barclays Aggregate Index, which tracks a broad range of investment-grade bonds, generated a total return of 2.06%.

Our Outlook

We anticipate that the first-quarter slowdown in U.S. economic activity will prove transitory, with GDP growing between 2.0% and 3.0% for all of 2015—in line with what we have seen, on average, since the end of the recession in 2009. We anticipate slower growth in the Euro Area and Japan. China’s economy could expand by 5.5% to 6.5%, which would be superb relative to most developed economies but still below the 7.4% growth rate it reported last year.

The outlook for the financial markets is muted. With the U.S. economy reaccelerating, the Fed is likely to begin raising short-term interest rates sometime during the second half of 2015. The impact on U.S. bond yields could be minimal, however, as Europe’s quantitative easing program continues to have more influence. With valuations for U.S. Treasuries already high, gains in that sector, if any, should be modest. Corporate bonds may be able to generate slightly better returns as the economy regains momentum.

The improving economy should help U.S. stocks, too, but valuations there also are at the high end of their historically normal range, diminishing prospects for big gains. In addition, the strong dollar is dampening profits for U.S. companies that do business globally. Prospects for stocks are slightly brighter in Europe, where valuations are lower and the strong dollar is making European companies more competitive globally.

If you would like help navigating the shifting investment environment, we encourage you to meet with your Thrivent Financial representative. He or she can help you keep your portfolio aligned with your financial goals and tolerance for risk.

In the meantime, thank you, as always, for the trust you have placed in our entire team of professionals at Thrivent Asset Management.

Sincerely,

Russell W. Swansen

Chief Investment Officer

Thrivent Mutual Funds

THRIVENT AGGRESSIVE ALLOCATION FUND

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition
(% of Portfolio)
Large Cap	51.8%
International	20.5%
Small Cap	11.3%
Short-Term Investments	9.2%
Mid Cap	4.1%
Natural Resources	1.5%
High Yield	1.0%
Investment Grade Debt	0.6%

Total	100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Partner Worldwide Allocation Fund	13.1%
Thrivent Large Cap Growth Fund	7.1%
Thrivent Large Cap Value Fund	6.0%
Thrivent Mid Cap Stock Fund	5.7%
Thrivent Mid Cap Growth Fund	5.0%
Thrivent Partner Mid Cap Value Fund	3.5%
Thrivent Large Cap Stock Fund	3.4%
Thrivent Small Cap Stock Fund	2.8%
Thrivent Partner Small Cap Value Fund	1.8%
Thrivent Natural Resources Fund	1.6%
These securities represent 50.0% of the total net assets of the Fund.

THRIVENT MODERATELY AGGRESSIVE ALLOCATION FUND

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition
(% of Portfolio)
Large Cap	44.4%
International	16.2%
Short-Term Investments	9.5%
Investment Grade Debt	8.6%
Small Cap	7.4%
Mid Cap	5.0%
High Yield	3.9%
Floating Rate Debt	3.7%
Natural Resources	1.3%

Total	100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Partner Worldwide Allocation Fund	10.9%
Thrivent Large Cap Value Fund	8.5%
Thrivent Large Cap Growth Fund	6.9%
Thrivent Mid Cap Stock Fund	5.4%
Thrivent Large Cap Stock Fund	5.2%
Thrivent Income Fund	3.6%
Thrivent Partner Mid Cap Value Fund	3.1%
Thrivent Mid Cap Growth Fund	2.9%
Thrivent High Yield Fund	2.8%
Thrivent Partner Small Cap Value Fund	1.9%

These securities represent 51.2% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

THRIVENT MODERATE ALLOCATION FUND

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth while providing reasonable stability of principal.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition
(% of Portfolio)
Large Cap	33.2%
Investment Grade Debt	25.6%
International	12.5%
Short-Term Investments	9.8%
Floating Rate Debt	6.0%
Small Cap	5.0%
High Yield	3.8%
Mid Cap	2.8%
Natural Resources	1.3%

Total	100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Fund	9.0%
Thrivent Partner Worldwide Allocation Fund	8.9%
Thrivent Large Cap Value Fund	7.7%
Thrivent Large Cap Growth Fund	5.8%
Thrivent Limited Maturity Bond Fund	5.6%
Thrivent Mid Cap Stock Fund	3.8%
Thrivent High Yield Fund	2.5%
Thrivent Partner Mid Cap Value Fund	2.2%
Thrivent Large Cap Stock Fund	2.2%
Thrivent Partner Small Cap Value Fund	1.9%
These securities represent 49.6% of the total net assets of the Fund.

THRIVENT MODERATELY CONSERVATIVE ALLOCATION

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth while providing reasonable stability of principal.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition
(% of Portfolio)
Investment Grade Debt	40.2%
Large Cap	19.0%
Short-Term Investments	13.5%
Floating Rate Debt	9.4%
International	7.6%
High Yield	5.1%
Small Cap	2.4%
Mid Cap	1.6%
Natural Resources	1.2%

Total	100.0%

Top 10 Holdings
(% of Net Assets)
Thrivent Limited Maturity Bond Fund	9.1%
Thrivent Income Fund	7.6%
Thrivent Partner Worldwide Allocation Fund	6.2%
Thrivent Large Cap Value Fund	6.2%
FNMA Conventional 30-Yr Pass Through	3.0%
Thrivent High Yield Fund	2.9%
Thrivent Partner Mid Cap Value Fund	2.9%
Thrivent Large Cap Growth Fund	2.7%
FNMA Conventional 30-Yr Pass Through	2.5%
FNMA Conventional 30-Yr Pass Through	2.1%

These securities represent 45.2% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

THRIVENT BALANCED INCOME PLUS FUND

Darren M. Bagwell, CFA, Michael G. Landreville, CFA and CPA (inactive), and Stephen D. Lowe, CFA, Portfolio Co-Managers

The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.

The Fund invests in equity securities and debt securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets.

Portfolio Composition
(% of Portfolio)
Common Stock	50.4%
Long-Term Fixed Income	25.4%
Bank Loans	16.0%
Short-Term Investments	6.6%
Preferred Stock	1.6%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	25.1%
Consumer Discretionary	10.9%
Telecommunications Services	8.4%
Information Technology	7.7%
Energy	6.2%
Materials	5.7%
Consumer Staples	5.5%
Health Care	4.8%
Industrials	4.8%
Mortgage-Backed Securities	4.4%

Top 10 Holdings
(% of Net Assets)
FNMA Conventional 30-Yr Pass Through	1.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.3%
FNMA Conventional 30-Yr Pass Through	1.1%
Pfizer, Inc.	1.0%
FNMA Conventional 30-Yr Pass Through	0.9%
Apple, Inc.	0.8%
Abbott Laboratories	0.8%
Materials Select Sector SPDR Fund	0.8%
Comcast Corporation	0.7%
HSBC Holdings plc	0.7%

These securities represent 9.6% of the total net assets of the Fund.

THRIVENT OPPORTUNITY INCOME PLUS FUND

Michael G. Landreville, CFA and CPA (inactive), Gregory R. Anderson, CFA, and Conrad E. Smith, CFA, Portfolio Co-Managers

The Fund seeks a high level of current income consistent with capital preservation.

The Fund primarily invests in a broad range of debt securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment.

Major Market Sectors
(% of Net Assets)
Communications Services	16.3%
Financials	15.3%
Mortgage-Backed Securities	8.7%
Collateralized Mortgage Obligations	8.3%
Foreign Government	7.8%
Consumer Cyclical	6.7%
Consumer Non-Cyclical	6.1%
Energy	5.1%
Basic Materials	4.2%
Capital Goods	3.6%

Top 10 Holdings
(% of Net Assets)
FNMA Conventional 30-Yr Pass Through	3.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
FNMA Conventional 30-Yr Pass Through	2.5%
FNMA Conventional 30-Yr Pass Through	1.8%
American Airlines, Inc., Term Loan	1.1%
U.S. Treasury Notes	1.1%
NEP/NCP Holdco, Inc., Term Loan	0.8%
FHLM Corp. Gold 30-Yr Pass Through	0.6%
Albertsons, Inc., Term Loan	0.6%
CHS/Community Health Systems, Inc., Term Loan	0.6%

These securities represent 15.0% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used,

are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used.

Investments in derivative and short-term investments are not reflected in the table.

Quoted Portfolio Composition, Moody’s Bond Quality Ratings, Major Market Sectors, and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT PARTNER EMERGING MARKETS EQUITY FUND

Subadvised by Aberdeen Asset Managers Limited

The Fund seeks long-term capital growth.

The Fund primarily invests in emerging markets equities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate.

Portfolio Composition
(% of Portfolio)
Common Stock	93.1%
Preferred Stock	5.0%
Short-Term Investments	1.9%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	33.3%
Consumer Staples	13.8%
Information Technology	12.0%
Energy	9.8%
Consumer Discretionary	9.7%
Materials	9.2%
Telecommunications Services	5.5%
Industrials	3.4%
Health Care	1.2%

Top 10 Countries
(% of Net Assets)
India	12.4%
Hong Kong	11.8%
Brazil	11.7%
Mexico	7.1%
South Korea	6.3%
Thailand	5.1%
United Kingdom	5.0%
Taiwan	5.0%
Turkey	4.9%
Russia	4.9%

Investments in securities in these countries represent 74.2% of the total net assets of the Fund.

THRIVENT PARTNER SMALL CAP GROWTH FUND *

David J. Lettenberger, CFA, Portfolio Manager

The Fund seeks long-term growth of capital.

The Fund primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers.

*

The Board of Trustees of Thrivent Mutual Funds has approved the merger of Thrivent Partner Small Cap Growth Fund into the Thrivent Small Cap Stock Fund. The merger is subject to approval by the shareholders of Thrivent Partner Small Cap Growth Fund at a special meeting of shareholders to be held on or about August 14, 2015. The merger, if approved by the shareholders, would occur on or about August 21, 2015.

Portfolio Composition
(% of Portfolio)
Common Stock	95.9%
Short-Term Investments	4.1%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	23.4%
Health Care	22.8%
Consumer Discretionary	16.5%
Industrials	16.0%
Financials	8.8%
Energy	3.5%
Materials	3.1%
Consumer Staples	2.6%

Top 10 Holdings
(% of Net Assets)
G-III Apparel Group, Ltd.	2.3%
Oxford Industries, Inc.	2.2%
Teleflex, Inc.	2.1%
ExamWorks Group, Inc.	1.9%
Virtusa Corporation	1.9%
Proofpoint, Inc.	1.9%
Guidewire Software, Inc.	1.8%
NuVasive, Inc.	1.8%
Middleby Corporation	1.7%
Acadia Healthcare Company, Inc.	1.7%

These securities represent 19.3% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Countries and Top 10 Holdings are subject to change.

The lists of Major Market Sectors, Top 10 Countries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT PARTNER SMALL CAP VALUE FUND *

Subadvised by T. Rowe Price Associates, Inc.

The Fund seeks long-term capital appreciation.

The Fund primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers. The Fund may also invest a portion of its assets in foreign securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

*

The Board of Trustees of Thrivent Mutual Funds has approved the merger of Thrivent Partner Small Cap Value Fund into the Thrivent Small Cap Stock Fund. The merger is subject to approval by the shareholders of Thrivent Partner Small Cap Value Fund at a special meeting of shareholders to be held on or about August 14, 2015. The merger, if approved by the shareholders, would occur on or about August 21, 2015.

Portfolio Composition
(% of Portfolio)
Common Stock	98.3%
Short-Term Investments	1.6%
Preferred Stock	0.1%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	29.8%
Industrials	23.4%
Consumer Discretionary	12.3%
Information Technology	9.5%
Materials	6.8%
Health Care	5.8%
Utilities	4.8%
Energy	3.7%
Consumer Staples	2.4%

Top 10 Holdings
(% of Net Assets)
Aaron’s, Inc.	1.8%
ProAssurance Corporation	1.7%
East West Bancorp, Inc.	1.7%
Genesee & Wyoming, Inc.	1.6%
Alaska Air Group, Inc.	1.5%
Home Bancshares, Inc.	1.5%
Synnex Corporation	1.4%
SVB Financial Group	1.4%
West Pharmaceutical Services, Inc.	1.4%
Innospec, Inc.	1.3%

These securities represent 15.3% of the total net assets of the Fund.

THRIVENT SMALL CAP STOCK FUND

Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition
(% of Portfolio)
Common Stock	96.4%
Short-Term Investments	3.6%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	24.3%
Industrials	19.4%
Information Technology	16.5%
Consumer Discretionary	12.1%
Health Care	11.0%
Materials	5.0%
Energy	3.5%
Utilities	3.4%
Consumer Staples	2.9%

Top 10 Holdings
(% of Net Assets)
Teleflex, Inc.	2.7%
ExamWorks Group, Inc.	2.5%
Materials Select Sector SPDR Fund	2.2%
Virtusa Corporation	2.2%
Synovus Financial Corporation	2.2%
EMCOR Group, Inc.	2.2%
CLARCOR, Inc.	2.1%
iShares Russell 2000 Growth Index Fund	2.0%
DST Systems, Inc.	2.0%
Broadridge Financial Solutions, Inc.	2.0%

These securities represent 22.1% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT MID CAP GROWTH FUND *

Andrea J. Thomas, CFA, Portfolio Manager

The Fund seeks long-term growth of capital.

The Fund primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser.

*

The Board of Trustees of Thrivent Mutual Funds has approved the merger of Thrivent Mid Cap Growth Fund into the Thrivent Mid Cap Stock Fund. The merger is subject to approval by the shareholders of Thrivent Mid Cap Growth Fund at a special meeting of shareholders to be held on or about August 14, 2015. The merger, if approved by the shareholders, would occur on or about August 21, 2015.

Portfolio Composition
(% of Portfolio)
Common Stock	95.7%
Short-Term Investments	4.3%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Consumer Discretionary	21.5%
Information Technology	20.2%
Health Care	16.1%
Industrials	13.8%
Financials	8.4%
Consumer Staples	5.4%
Energy	4.5%
Materials	3.0%
Telecommunications Services	2.0%

Top 10 Holdings
(% of Net Assets)
NXP Semiconductors NV	2.5%
Monster Beverage Corporation	2.4%
Stericycle, Inc.	2.4%
Affiliated Managers Group, Inc.	2.4%
Jarden Corporation	2.2%
Amphenol Corporation	2.0%
O’Reilly Automotive, Inc.	2.0%
BioMarin Pharmaceutical, Inc.	2.0%
Dollar Tree, Inc.	1.9%
Fortinet, Inc.	1.9%

These securities represent 21.7% of the total net assets of the Fund.

THRIVENT PARTNER MID CAP VALUE FUND *

Subadvised by Goldman Sachs Asset Management, L.P.

The Fund seeks to achieve long-term capital appreciation.

The Fund primarily invests in securities of mid-cap issuers, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers. The Fund may also invest a portion of its assets in foreign securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets.

*

The Board of Trustees of Thrivent Mutual Funds has approved the merger of Thrivent Partner Mid Cap Value Fund into the Thrivent Mid Cap Stock Fund. The merger is subject to approval by the shareholders of Thrivent Partner Mid Cap Value Fund at a special meeting of shareholders to be held on or about August 14, 2015. The merger, if approved by the shareholders, would occur on or about August 21, 2015.

Portfolio Composition
(% of Portfolio)
Common Stock	97.4%
Short-Term Investments	2.6%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	27.5%
Consumer Discretionary	14.0%
Information Technology	13.2%
Industrials	10.6%
Health Care	9.1%
Utilities	6.4%
Consumer Staples	6.3%
Energy	5.7%
Materials	5.3%

Top 10 Holdings
(% of Net Assets)
Devon Energy Corporation	2.0%
Sempra Energy	1.9%
Lincoln National Corporation	1.9%
Southwestern Energy Company	1.9%
Navient Corporation	1.8%
Huntington Bancshares, Inc.	1.7%
FirstEnergy Corporation	1.6%
Broadcom Corporation	1.6%
Gap, Inc.	1.6%
Brixmor Property Group, Inc.	1.5%
These securities represent 17.5% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT MID CAP STOCK FUND

Brian J. Flanagan, CFA, Portfolio Manager

The Fund seeks long-term capital growth.

The Fund primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition
(% of Portfolio)
Common Stock	94.7%
Short-Term Investments	5.3%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	22.7%
Information Technology	19.6%
Industrials	15.3%
Health Care	15.1%
Consumer Discretionary	8.4%
Energy	4.9%
Consumer Staples	4.5%
Materials	2.9%
Utilities	1.4%

Top 10 Holdings
(% of Net Assets)
Alliance Data Systems Corporation	3.6%
NVIDIA Corporation	3.4%
Southwest Airlines Company	2.9%
Oshkosh Corporation	2.6%
Applied Materials, Inc.	2.5%
NASDAQ OMX Group, Inc.	2.4%
ADT Corporation	2.4%
Huntington Bancshares, Inc.	2.4%
DISH Network Corporation	2.3%
Red Hat, Inc.	2.2%

These securities represent 26.7% of the total net assets of the Fund.

THRIVENT PARTNER WORLDWIDE ALLOCATION FUND

Subadvised by Mercator Asset Management, LP, Principal Global Investors, LLC, Aberdeen Asset Managers Limited, and Goldman Sachs Asset Management, L.P.

The Fund seeks long-term capital growth.

The Fund primarily invests in equity and debt securities of issuers throughout the world. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The investment styles employed by the Fund’s sub-advisers may not be complementary.

Portfolio Composition
(% of Portfolio)
Common Stock	87.2%
Long-Term Fixed Income	10.4%
Short-Term Investments	1.5%
Preferred Stock	0.9%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	22.9%
Industrials	14.6%
Consumer Discretionary	12.7%
Materials	9.0%
Health Care	7.6%
Consumer Staples	7.6%
Information Technology	7.2%
Foreign Government	6.5%
Energy	4.5%
Telecommunications Services	1.9%

Top 10 Countries
(% of Net Assets)
Japan	16.8%
United Kingdom	8.6%
Switzerland	7.3%
France	6.4%
Germany	4.5%
Hong Kong	3.3%
Netherlands	3.3%
Canada	3.1%
Italy	3.0%
Australia	2.7%

Investments in securities in these countries represent 59.0% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Countries and Top 10 Holdings are subject to change.

The lists of Major Market Sectors, Top 10 Countries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT LARGE CAP GROWTH FUND

David C. Francis, CFA, and Darren M. Bagwell, CFA, Portfolio Co-Managers

The Fund seeks long-term capital appreciation.

The Fund primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	94.0%
Short-Term Investments	6.0%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	28.6%
Consumer Discretionary	21.4%
Health Care	17.4%
Financials	9.9%
Industrials	8.4%
Energy	7.1%
Consumer Staples	1.2%

Top 10 Holdings
(% of Net Assets)
Apple, Inc.	7.6%
Amazon.com, Inc.	4.9%
Gilead Sciences, Inc.	3.9%
Facebook, Inc.	3.8%
Visa, Inc.	3.6%
Comcast Corporation	3.5%
Ingersoll-Rand plc	3.2%
Starbucks Corporation	3.1%
Abbott Laboratories	3.0%
Samsung Electronics Company, Ltd. GDR	2.9%

These securities represent 39.5% of the total net assets of the Fund.

THRIVENT LARGE CAP VALUE FUND

Kurt J. Lauber, CFA, Portfolio Manager

The Fund seeks to achieve long-term growth of capital.

The Fund primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	96.6%
Short-Term Investments	3.4%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	22.6%
Information Technology	15.0%
Health Care	14.0%
Energy	11.7%
Consumer Discretionary	9.8%
Industrials	8.7%
Consumer Staples	6.3%
Utilities	3.3%
Materials	3.2%
Telecommunications Services	1.9%

Top 10 Holdings
(% of Net Assets)
Cisco Systems, Inc.	4.2%
Citigroup, Inc.	3.6%
Merck & Company, Inc.	3.5%
Lowe’s Companies, Inc.	3.3%
CVS Health Corporation	3.3%
Bank of America Corporation	2.6%
PG&E Corporation	2.6%
MetLife, Inc.	2.4%
Oracle Corporation	2.3%
Capital One Financial Corporation	2.3%

These securities represent 30.1% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT LARGE CAP STOCK FUND

David C. Francis, CFA, and Kurt J. Lauber, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	88.4%
Short-Term Investments	11.6%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	17.9%
Information Technology	15.6%
Health Care	12.8%
Consumer Discretionary	10.9%
Energy	8.7%
Industrials	7.8%
Consumer Staples	6.5%
Utilities	3.6%
Materials	3.1%
Telecommunications Services	1.0%

Top 10 Holdings
(% of Net Assets)
Apple, Inc.	4.3%
Weatherford International, Ltd.	2.8%
Merck & Company, Inc.	2.5%
J.P. Morgan Chase & Company	2.5%
Starbucks Corporation	2.3%
Johnson & Johnson	2.2%
Union Pacific Corporation	2.1%
Boeing Company	2.0%
AutoZone, Inc.	1.9%
Amazon.com, Inc.	1.8%
These securities represent 24.4% of the total net assets of the Fund.

THRIVENT HIGH YIELD FUND

Paul J. Ocenasek, CFA, Portfolio Manager

The Fund seeks high current income and, secondarily, growth of capital.

The Fund primarily invests in high-yield, high-risk bonds, notes, debentures and other debt obligations, or preferred stocks. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Bond prices generally fall as interest rates rise. Leveraged loans are subject to numerous risks, including liquidity, credit, declines in the value of collateral underlying them, and detrimental legal actions against them. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. The Fund may also invest a portion of its assets in foreign securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Major Market Sectors
(% of Net Assets)
Communications Services	20.2%
Consumer Cyclical	14.0%
Energy	13.3%
Consumer Non-Cyclical	11.7%
Financials	11.2%
Capital Goods	8.3%
Technology	4.5%
Basic Materials	4.5%
Transportation	4.4%
Utilities	3.9%

Top 10 Holdings
(% of Net Assets)
Sprint Corporation	1.1%
Sprint Communications, Inc.	1.0%
Icahn Enterprises, LP	0.9%
iHeartCommunications, Inc., Term Loan	0.9%
Intelsat Jackson Holdings SA	0.9%
Choice Hotels International, Inc.	0.8%
Alliance Data Systems Corporation	0.8%
Wind Acquisition Finance SA	0.8%
Ally Financial, Inc.	0.7%
First Data Corporation, Term Loan	0.7%
These securities represent 8.6% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used.

Investments in derivatives and short-term investments are not reflected in the table.

Quoted Portfolio Composition, Moody’s Bond Quality Ratings, Major Market Sectors, and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT INCOME FUND

Stephen D. Lowe, CFA, Portfolio Manager

The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital.

The Fund primarily invests in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment.

Major Market Sectors
(% of Net Assets)
Financials	30.3%
Communications Services	11.1%
Energy	8.7%
Consumer Non-Cyclical	8.4%
Consumer Cyclical	6.7%
Utilities	5.9%
Basic Materials	5.1%
Mortgage-Backed Securities	4.0%
U.S. Government and Agencies	3.6%
Transportation	3.6%

Top 10 Holdings
(% of Net Assets)
FNMA Conventional 30-Yr. Pass Through	2.0%
U.S. Treasury Notes	0.8%
FNMA Conventional 30-Yr. Pass Through	0.7%
FNMA Conventional 30-Yr. Pass Through	0.6%
U.S. Treasury Notes	0.6%
U.S. Treasury Notes	0.4%
Verizon Communications, Inc.	0.4%
American Tower Corporation	0.4%
U.S. Treasury Bonds, TIPS	0.4%
Energy Transfer Partners, LP	0.4%
These securities represent 6.7% of the total net assets of the Fund.

THRIVENT MUNICIPAL BOND FUND

Janet I. Grangaard, CFA, Portfolio Manager

The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.*

The Fund primarily invests in municipal bonds, the income of which is exempt from federal income taxation. Municipal bonds are subject to credit risk, which is the risk that an issuer of a bond to which the Fund is exposed may no longer be able to pay its debt. Bond prices generally fall as interest rates rise. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. The value of the Fund is influenced by factors impacting the overall market, municipal bonds, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser.

Major Market Sectors
(% of Net Assets)
Transportation	17.6%
Other Revenue	16.4%
Education	13.3%
General Obligation	13.0%
Escrowed/Pre-refunded	12.6%
Health Care	12.0%
Water & Sewer	3.9%
Electric Revenue	3.9%
Tax Revenue	3.5%
Industrial Development Revenue	2.5%

Top 10 States
(% of Net Assets)
California	13.1%
Texas	11.8%
Illinois	6.9%
New York	6.7%
Ohio	5.0%
Florida	4.9%
Washington	4.5%
Massachusetts	4.4%
Colorado	4.1%
Pennsylvania	3.7%
Investments in securities in these States represent 65.1% of the total net assets of the Fund.

* Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.

Bond quality ratings are obtained from Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used.

Investments in derivatives and short-term investments are not reflected in the table.

Quoted Moody’s Bond Quality Ratings, Major Market Sectors, Top 10 Holdings and Top 10 States are subject to change.

The lists of Major Market Sectors, Top 10 Holdings and Top 10 States exclude short-term investments and collateral held for securities loaned.

THRIVENT GOVERNMENT BOND FUND

Michael G. Landreville, CFA and CPA (inactive), Portfolio Manager

The Fund seeks total return, consistent with preservation of capital.

The Fund primarily invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. The value of the Fund is influenced by factors impacting the overall market, debt securities in particular, and the U.S. government. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. The value of U.S. government securities may be affected by changes in the credit rating of the U.S. government. Certain U.S. government securities are not backed by the full faith and credit of the U.S. government. Bond prices generally fall as interest rates rise. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities.

Major Market Sectors
(% of Net Assets)
U.S. Government and Agencies	74.0%
Foreign Government	7.0%
Financials	5.8%
Mortgage-Backed Securities	5.8%
Asset-Backed Securities	1.6%
Utilities	1.0%
Commercial Mortgage-Backed Securities	0.5%
Energy	0.5%
Technology	0.4%
Collateralized Mortgage Obligations	0.4%

Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes	8.1%
U.S. Treasury Notes	8.0%
Federal National Mortgage Association	6.5%
Federal National Mortgage Association	5.6%
U.S. Treasury Notes	5.0%
Federal National Mortgage Association	4.0%
U.S. Treasury Notes, TIPS	3.5%
Federal National Mortgage Association	3.3%
U.S. Treasury Notes	3.2%
U.S. Treasury Bonds, TIPS	2.8%
These securities represent 50.0% of the total net assets of the Fund.

THRIVENT LIMITED MATURITY BOND FUND

Michael G. Landreville, CFA and CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers

The Fund seeks a high level of current income consistent with stability of principal.

The Fund primarily invests in investment-grade debt securities. The value of the Fund is influenced by factors impacting the overall market, debt securities in particular, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment.

Major Market Sectors
(% of Net Assets)
U.S. Government and Agencies	23.5%
Financials	18.7%
Asset-Backed Securities	13.0%
Collateralized Mortgage Obligations	9.2%
Mortgage-Backed Securities	5.6%
Commercial Mortgage-Backed Securities	4.7%
Consumer Non-Cyclical	4.4%
Foreign Government	3.9%
Communications Services	3.3%
Utilities	2.7%

Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes	4.1%
U.S. Treasury Notes	3.8%
U.S. Treasury Notes	3.6%
U.S. Treasury Notes	2.8%
U.S. Treasury Bonds, TIPS	2.2%
U.S. Treasury Bonds	2.0%
FNMA Conventional 15-Yr. Pass Through	1.9%
U.S. Treasury Notes	1.2%
Master Credit Card Trust	0.8%
FHLM Corporation Gold 15-Yr. Pass Through	0.8%
These securities represent 23.2% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used.

Investments in derivatives and short-term investments are not reflected in the table.

Quoted Moody’s Bond Quality Ratings, Major Market Sectors, and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

THRIVENT MONEY MARKET FUND

William D. Stouten, Portfolio Manager

The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.

The Fund invests in high quality, short-term money market instruments. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Credit risk is the risk that an issuer of a debt security may not pay its debt. Low or declining short-term interest rates can negatively impact the Fund. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. The Fund could experience a loss when selling portfolio securities to meet redemption requests.

Portfolio Composition
(% of Portfolio)
Government Agency Debt	29.7%
Asset Backed Commercial Paper	20.4%
Other Note	15.1%
Financial Company Commercial Paper	14.2%
Other Commercial Paper	7.7%
Investment Company	7.3%
Certificate of Deposit	5.6%

Total	100.0%

An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Quoted Portfolio Composition is subject to change.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid during Period 11/1/2014 - 4/30/2015*	Annualized Expense Ratio
Thrivent Aggressive Allocation Fund

Actual
Class A	$1,000	$1,050	$4.42	0.87%
Institutional Class	$1,000	$1,053	$2.40	0.47%

Hypothetical**
Class A	$1,000	$1,020	$4.36	0.87%
Institutional Class	$1,000	$1,022	$2.36	0.47%
Thrivent Moderately Aggressive Allocation Fund

Actual
Class A	$1,000	$1,046	$3.93	0.78%
Institutional Class	$1,000	$1,048	$2.09	0.41%

Hypothetical**
Class A	$1,000	$1,021	$3.89	0.78%
Institutional Class	$1,000	$1,023	$2.06	0.41%
Thrivent Moderate Allocation Fund

Actual
Class A	$1,000	$1,038	$3.74	0.74%
Institutional Class	$1,000	$1,040	$2.03	0.40%

Hypothetical**
Class A	$1,000	$1,021	$3.71	0.74%
Institutional Class	$1,000	$1,023	$2.01	0.40%

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid during Period 11/1/2014 - 4/30/2015*	Annualized Expense Ratio
Thrivent Moderately Conservative Allocation Fund

Actual
Class A	$1,000	$1,029	$3.92	0.78%
Institutional Class	$1,000	$1,032	$2.27	0.45%

Hypothetical**
Class A	$1,000	$1,021	$3.90	0.78%
Institutional Class	$1,000	$1,023	$2.26	0.45%
Thrivent Balanced Income Plus Fund

Actual
Class A	$1,000	$1,038	$5.25	1.04%
Institutional Class	$1,000	$1,041	$3.30	0.65%

Hypothetical**
Class A	$1,000	$1,020	$5.20	1.04%
Institutional Class	$1,000	$1,022	$3.27	0.65%
Thrivent Opportunity Income Plus Fund

Actual
Class A	$1,000	$1,019	$4.26	0.85%
Institutional Class	$1,000	$1,020	$3.14	0.63%

Hypothetical**
Class A	$1,000	$1,021	$4.26	0.85%
Institutional Class	$1,000	$1,022	$3.15	0.63%
Thrivent Partner Emerging Markets Equity Fund

Actual
Class A	$1,000	$958	$8.01	1.65%
Institutional Class	$1,000	$959	$6.41	1.32%

Hypothetical**
Class A	$1,000	$1,017	$8.25	1.65%
Institutional Class	$1,000	$1,018	$6.61	1.32%
Thrivent Partner Small Cap Growth Fund

Actual
Class A	$1,000	$1,074	$6.69	1.30%
Institutional Class	$1,000	$1,075	$5.15	1.00%

Hypothetical**
Class A	$1,000	$1,018	$6.51	1.30%
Institutional Class	$1,000	$1,020	$5.01	1.00%
Thrivent Partner Small Cap Value Fund

Actual
Class A	$1,000	$1,013	$6.58	1.32%
Institutional Class	$1,000	$1,015	$4.16	0.83%

Hypothetical**
Class A	$1,000	$1,018	$6.59	1.32%
Institutional Class	$1,000	$1,021	$4.18	0.83%
Thrivent Small Cap Stock Fund

Actual
Class A	$1,000	$1,038	$6.26	1.24%
Institutional Class	$1,000	$1,041	$3.81	0.75%

Hypothetical**
Class A	$1,000	$1,019	$6.20	1.24%
Institutional Class	$1,000	$1,021	$3.77	0.75%

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid during Period 11/1/2014 - 4/30/2015*	Annualized Expense Ratio
Thrivent Mid Cap Growth Fund

Actual
Class A	$1,000	$1,102	$4.87	0.94%
Institutional Class	$1,000	$1,104	$2.67	0.51%

Hypothetical**
Class A	$1,000	$1,020	$4.68	0.94%
Institutional Class	$1,000	$1,022	$2.57	0.51%
Thrivent Partner Mid Cap Value Fund

Actual
Class A	$1,000	$1,055	$6.37	1.25%
Institutional Class	$1,000	$1,057	$4.44	0.87%

Hypothetical**
Class A	$1,000	$1,019	$6.26	1.25%
Institutional Class	$1,000	$1,020	$4.36	0.87%
Thrivent Mid Cap Stock Fund

Actual
Class A	$1,000	$1,043	$5.61	1.11%
Institutional Class	$1,000	$1,046	$3.60	0.71%

Hypothetical**
Class A	$1,000	$1,019	$5.54	1.11%
Institutional Class	$1,000	$1,021	$3.55	0.71%
Thrivent Partner Worldwide Allocation Fund

Actual
Class A	$1,000	$1,052	$7.12	1.40%
Institutional Class	$1,000	$1,053	$5.02	0.99%

Hypothetical**
Class A	$1,000	$1,018	$7.00	1.40%
Institutional Class	$1,000	$1,020	$4.94	0.99%
Thrivent Large Cap Growth Fund

Actual
Class A	$1,000	$1,052	$6.11	1.20%
Institutional Class	$1,000	$1,054	$4.17	0.82%

Hypothetical**
Class A	$1,000	$1,019	$6.01	1.20%
Institutional Class	$1,000	$1,021	$4.10	0.82%
Thrivent Large Cap Value Fund

Actual
Class A	$1,000	$1,047	$4.74	0.93%
Institutional Class	$1,000	$1,050	$2.62	0.52%

Hypothetical**
Class A	$1,000	$1,020	$4.68	0.93%
Institutional Class	$1,000	$1,022	$2.59	0.52%
Thrivent Large Cap Stock Fund

Actual
Class A	$1,000	$1,061	$5.23	1.02%
Institutional Class	$1,000	$1,064	$3.14	0.61%

Hypothetical**
Class A	$1,000	$1,020	$5.12	1.02%
Institutional Class	$1,000	$1,022	$3.08	0.61%

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid during Period 11/1/2014 - 4/30/2015*	Annualized Expense Ratio
Thrivent High Yield Fund

Actual
Class A	$1,000	$1,017	$4.03	0.81%
Institutional Class	$1,000	$1,017	$2.49	0.50%

Hypothetical**
Class A	$1,000	$1,021	$4.03	0.81%
Institutional Class	$1,000	$1,022	$2.49	0.50%
Thrivent Income Fund

Actual
Class A	$1,000	$1,021	$3.84	0.77%
Institutional Class	$1,000	$1,023	$2.04	0.41%

Hypothetical**
Class A	$1,000	$1,021	$3.84	0.77%
Institutional Class	$1,000	$1,023	$2.04	0.41%
Thrivent Municipal Bond Fund

Actual
Class A	$1,000	$1,013	$3.69	0.74%
Institutional Class	$1,000	$1,014	$2.41	0.48%

Hypothetical**
Class A	$1,000	$1,021	$3.71	0.74%
Institutional Class	$1,000	$1,022	$2.42	0.48%
Thrivent Government Bond Fund

Actual
Class A	$1,000	$1,021	$4.51	0.90%
Institutional Class	$1,000	$1,022	$2.84	0.57%

Hypothetical**
Class A	$1,000	$1,020	$4.51	0.90%
Institutional Class	$1,000	$1,022	$2.84	0.57%
Thrivent Limited Maturity Bond Fund

Actual
Class A	$1,000	$1,010	$3.11	0.62%
Institutional Class	$1,000	$1,011	$1.89	0.38%

Hypothetical**
Class A	$1,000	$1,022	$3.13	0.62%
Institutional Class	$1,000	$1,023	$1.90	0.38%
Thrivent Money Market Fund

Actual
Class A	$1,000	$1,000	$0.94	0.19%
Institutional Class	$1,000	$1,000	$0.94	0.19%

Hypothetical**
Class A	$1,000	$1,024	$0.95	0.19%
Institutional Class	$1,000	$1,024	$0.95	0.19%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Affiliated Mutual Funds (52.3%)	Value	% of Net Assets
Equity Mutual Funds (50.0%)
1,542,522	Thrivent Natural Resources Fund	$13,620,471	1.6%
820,923	Thrivent Partner Small Cap Value Fund	15,810,978	1.8%
1,118,928	Thrivent Small Cap Stock Fund	24,124,092	2.8%
1,766,245	Thrivent Mid Cap Growth Fund	42,937,408	5.0%
2,128,120	Thrivent Partner Mid Cap Value Fund	29,985,215	3.5%
2,066,230	Thrivent Mid Cap Stock Fund	49,196,947	5.7%
10,803,541	Thrivent Partner Worldwide Allocation Fund	112,248,787	13.1%
6,577,751	Thrivent Large Cap Growth Fund	61,173,083	7.1%
2,468,416	Thrivent Large Cap Value Fund	51,392,428	6.0%
1,082,530	Thrivent Large Cap Stock Fund	29,130,894	3.4%

	Total Equity Mutual Funds	429,620,303

Fixed Income Mutual Funds (2.3%)
1,049,133	Thrivent High Yield Fund	5,235,176	0.6%
402,957	Thrivent Income Fund	3,743,467	0.4%
440,584	Thrivent Opportunity Income Plus Fund	4,577,671	0.6%
507,647	Thrivent Limited Maturity Bond Fund	6,335,439	0.7%

	Total Fixed Income Mutual Funds	19,891,753

	Total Affiliated Mutual Funds (cost $349,790,834)	449,512,056

Shares	Common Stock (36.2%)	Value	% of Net Assets
Consumer Discretionary (4.7%)
5,200	Amazon.com, Inc.[a]	2,193,256	0.3%
33,100	Comcast Corporation[b]	1,911,856	0.2%
20,524	G-III Apparel Group, Ltd.[a]	2,281,858	0.3%
26,353	Oxford Industries, Inc.	2,093,746	0.2%
38,500	Starbucks Corporation	1,908,830	0.2%
	Other Securities^	30,044,172	3.5%

	Total	40,433,718

Consumer Staples (1.5%)
	Other Securities^	13,067,651	1.5%

Energy (5.2%)
39,330	Cameron International Corporation[a]	2,156,071	0.3%
39,270	EOG Resources, Inc.	3,885,766	0.5%
39,060	EQT Corporation	3,513,056	0.4%
31,650	Exxon Mobil Corporation	2,765,260	0.3%
60,814	Marathon Oil Corporation	1,891,315	0.2%
23,300	Marathon Petroleum Corporation	2,296,681	0.3%
25,260	Schlumberger, Ltd.	2,389,849	0.3%
66,900	Suncor Energy, Inc. ADR	2,180,940	0.3%
47,800	Total SA ADR	2,585,980	0.3%
251,180	Weatherford International, Ltd.[a]	3,654,669	0.4%
	Other Securities^	17,225,263	1.9%

	Total	44,544,850

Financials (6.4%)
27,823	iShares Russell 2000 Growth Index Fund	4,091,372	0.5%
28,105	SPDR S&P 500 ETF Trust	5,860,455	0.7%
	Other Securities^	44,776,816	5.2%

	Total	54,728,643

Health Care (5.3%)
42,590	Abbott Laboratories	1,977,028	0.2%
6,330	Actavis plc[a]	1,790,504	0.2%
56,255	ExamWorks Group, Inc.[a]	2,303,642	0.3%
21,440	Gilead Sciences, Inc.[a]	2,154,934	0.2%
41,532	NuVasive, Inc.[a]	1,857,726	0.2%
20,890	Teleflex, Inc.	2,568,634	0.3%
	Other Securities^	33,179,099	3.9%

	Total	45,831,567

Industrials (4.2%)
51,920	Delta Air Lines, Inc.	2,317,709	0.3%
30,910	Ingersoll-Rand plc	2,035,114	0.2%
	Other Securities^	31,541,682	3.7%

	Total	35,894,505

Information Technology (6.8%)
28,779	Apple, Inc.	3,601,692	0.4%
68,230	Cisco Systems, Inc.	1,967,071	0.2%
17,262	DST Systems, Inc.	1,986,511	0.2%
75,980	EMC Corporation	2,044,622	0.2%
24,900	Facebook, Inc.[a]	1,961,373	0.2%
3,100	Samsung Electronics Company, Ltd. GDR	2,032,942	0.2%
54,601	Virtusa Corporation[a]	2,173,120	0.3%
	Other Securities^	42,757,571	5.1%

	Total	58,524,902

Materials (1.4%)
	Other Securities^	12,328,376	1.4%

Telecommunications Services (<0.1%)
	Other Securities^	495,207	<0.1%

Utilities (0.7%)
	Other Securities^	5,889,952	0.7%

	Total Common Stock (cost $263,711,931)	311,739,371

Principal Amount	Long-Term Fixed Income (2.5%)	Value	% of Net Assets
Asset-Backed Securities (0.1%)
	Other Securities^	454,158	0.1%

Collateralized Mortgage Obligations (<0.1%)
	Other Securities^	309,646	<0.1%

Energy (0.4%)
	Other Securities^	3,550,916	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (2.5%)	Value	% of Net Assets
Mortgage-Backed Securities (0.8%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$950,000	3.500%, 5/1/2029[c]	$1,008,484	0.1%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,000,000	3,500% - 4.500%, 5/1/2044 - 5/1/2045[c]	4,268,203	0.5%
	Other Securities^	1,585,359	0.2%

	Total	6,862,046

U.S. Government and Agencies (1.2%)
	U.S. Treasury Notes
7,250,000	0.625% - 3.625%, 10/15/2016 - 2/15/2044	7,773,447	1.0%
	U.S. Treasury Notes, TIPS
2,030,520	0.125%, 4/15/2018	2,078,903	0.2%

	Total	9,852,350

	Total Long-Term Fixed Income (cost $20,299,453)	21,029,116

Shares	Collateral Held for Securities Loaned (<0.1%)	Value	% of Net Assets
205,570	Thrivent Cash Management Trust	205,570	<0.1%

	Total Collateral Held for Securities Loaned (cost $205,570)	205,570

Shares or Principal Amount	Short-Term Investments (9.7%)[d]	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
73,636,000	0.050% - 0.085%, 7/6/2011 - 7/17/2015[b]	73,630,994	8.6%
	Federal National Mortgage Association Discount Notes
5,000,000	0.042% - 0.130%, 5/13/2015 - 8/12/2015[b]	4,998,856	0.6%
	Federal Home Loan Mortgage Corporation Discount Notes
2,000,000	0.075%, 6/10/2015[b]	1,999,833	0.2%
	Other Securities^	2,999,870	0.3%

	Total Short-Term Investments (at amortized cost)	83,629,553

	Total Investments (cost $717,637,341) 100.7%	$866,115,666

	Other Assets and Liabilities, Net (0.7%)	(6,070,013)

	Total Net Assets 100.0%	$860,045,653

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.
b	At April 30, 2015, $16,166,895 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$151,557,574
Gross unrealized depreciation	(7,714,006)

Net unrealized appreciation (depreciation)	$143,843,568

Cost for federal income tax purposes	$722,272,098

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Affiliated Mutual Funds
Equity Mutual Funds	429,620,303	429,620,303	–	–
Fixed Income Mutual Funds	19,891,753	19,891,753	–	–

Common Stock
Consumer Discretionary	40,433,718	40,433,718	–	–
Consumer Staples	13,067,651	13,067,651	–	–
Energy	44,544,850	44,343,832	201,018	–
Financials	54,728,643	54,728,643	–	–
Health Care	45,831,567	45,831,567	–	–
Industrials	35,894,505	35,894,505	–	–
Information Technology	58,524,902	58,524,902	–	–
Materials	12,328,376	12,183,252	145,124	–
Telecommunications Services	495,207	495,207	–	–
Utilities	5,889,952	5,889,952	–	–

Long-Term Fixed Income
Asset-Backed Securities	454,158	–	454,158	–
Collateralized Mortgage Obligations	309,646	–	309,646	–
Energy	3,550,916	–	3,550,916	–
Mortgage-Backed Securities	6,862,046	–	6,862,046	–
U.S. Government and Agencies	9,852,350	–	9,852,350	–
Collateral Held for Securities Loaned	205,570	205,570	–	–
Short-Term Investments	83,629,553	–	83,629,553	–

Total	$866,115,666	$761,110,855	$105,004,811	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,186,680	3,186,680	–	–

Total Asset Derivatives	$3,186,680	$3,186,680	$–	$–

Liability Derivatives
Futures Contracts	3,026,997	3,026,997	–	–

Total Liability Derivatives	$3,026,997	$3,026,997	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(67)	June 2015	($14,638,249)	($14,690,797)	($52,548)
5-Yr. U.S. Treasury Bond Futures	(117)	June 2015	(13,951,887)	(14,055,538)	(103,651)
10-Yr. U.S. Treasury Bond Futures	(55)	June 2015	(7,020,494)	(7,060,625)	(40,131)
30-Yr. U.S. Treasury Bond Futures	15	June 2015	2,431,922	2,393,907	(38,015)
Eurex EURO STOXX 50 Futures	1,370	June 2015	55,546,904	54,443,036	(1,103,868)
Mini MSCI EAFE Index Futures	212	June 2015	19,186,499	20,078,520	892,021
Russell 2000 Index Mini-Futures	(402)	June 2015	(49,479,245)	(48,899,280)	579,965
S&P 400 Index Mini-Futures	(754)	June 2015	(111,334,806)	(112,836,100)	(1,501,294)
S&P 500 Index Futures	306	June 2015	157,321,156	159,035,850	1,714,694
Ultra Long Term U.S. Treasury Bond Futures	42	June 2015	7,096,490	6,909,000	(187,490)
Total Futures Contracts					$159,683

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$3,186,680
Total Equity Contracts		3,186,680

Total Asset Derivatives		$3,186,680

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	421,835
Total Interest Rate Contracts		421,835

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,605,162
Total Equity Contracts		2,605,162

Total Liability Derivatives		$3,026,997

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	725,373

Total Interest Rate Contracts		725,373

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	5,031,171

Total Equity Contracts		5,031,171

Total		$5,756,544

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/ (depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(497,061)

Total Interest Rate Contracts		(497,061)

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	525,409

Total Equity Contracts		525,409

Total		$28,348

The following table presents Aggressive Allocation Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$390,159,101	47.4%
Interest Rate Contracts	49,125,942	6.0

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Opportunity Income Plus	$4,486,611	$86,337	$–	440,584	$4,577,671	$86,074
Natural Resources	14,343,455	95,307	–	1,542,522	13,620,471	95,307
Partner Small Cap Value	15,577,160	2,340,476	–	820,923	15,810,978	141,052
Small Cap Stock	23,179,304	2,215,788	–	1,118,928	24,124,092	–
Mid Cap Growth	38,886,157	3,469,597	–	1,766,245	42,937,408	–
Partner Mid Cap Value	28,362,791	3,657,426	–	2,128,120	29,985,215	150,037
Mid Cap Stock	47,045,471	5,132,350	–	2,066,230	49,196,947	270,789
Partner Worldwide Allocation	106,567,566	2,532,745	–	10,803,541	112,248,787	2,532,745
Large Cap Growth	58,021,094	895,147	–	6,577,751	61,173,083	1,907
Large Cap Value	48,957,264	2,323,314	–	2,468,416	51,392,428	664,699
Large Cap Stock	27,386,779	2,646,965	–	1,082,530	29,130,894	369,792
High Yield	4,522,539	1,094,629	333,814	1,049,133	5,235,176	133,456
Income	3,660,180	83,293	–	402,957	3,743,467	66,641
Limited Maturity Bond	5,800,776	765,901	250,360	507,647	6,335,439	44,895
Cash Management Trust-Collateral Investment	–	640,095	434,525	205,570	205,570	1,247
Total Value and Income Earned	426,797,147				449,717,626	4,558,641

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value	% of Net Assets
Basic Materials (0.2%)
	Other Securities^	$3,859,457	0.2%

Capital Goods (0.1%)
	Other Securities^	1,855,130	0.1%

Communications Services (0.7%)
	Other Securities^	14,013,968	0.7%

Consumer Cyclical (0.3%)
	Other Securities^	6,262,958	0.3%

Consumer Non-Cyclical (0.3%)
	Other Securities^	5,159,826	0.3%

Energy (0.1%)
	Other Securities^	2,582,660	0.1%

Financials (0.1%)
	Other Securities^	2,016,925	0.1%

Technology (0.1%)
	Other Securities^	2,117,271	0.1%

Transportation (0.1%)
	Other Securities^	1,746,493	0.1%

Utilities (0.1%)
	Other Securities^	1,180,242	0.1%

	Total Bank Loans (cost $41,456,683)	40,794,930

Shares	Affiliated Mutual Funds (56.1%)	Value	% of Net Assets
Equity Mutual Funds (47.8%)
3,115,978	Thrivent Natural Resources Fund	27,514,086	1.4%
1,914,242	Thrivent Partner Small Cap Value Fund	36,868,303	1.9%
1,497,997	Thrivent Small Cap Stock Fund	32,296,820	1.6%
2,333,863	Thrivent Mid Cap Growth Fund	56,736,210	2.9%
4,399,524	Thrivent Partner Mid Cap Value Fund	61,989,299	3.1%
4,540,129	Thrivent Mid Cap Stock Fund	108,100,473	5.4%
20,796,944	Thrivent Partner Worldwide Allocation Fund	216,080,244	10.9%
14,634,110	Thrivent Large Cap Growth Fund	136,097,227	6.9%
8,067,039	Thrivent Large Cap Value Fund	167,955,745	8.5%
3,863,262	Thrivent Large Cap Stock Fund	103,960,375	5.2%

	Total Equity Mutual Funds	947,598,782

Fixed Income Mutual Funds (8.3%)
11,026,284	Thrivent High Yield Fund	55,021,160	2.8%
7,585,629	Thrivent Income Fund	70,470,497	3.5%
2,291,048	Thrivent Government Bond Fund	23,368,691	1.2%
1,274,073	Thrivent Limited Maturity Bond Fund	15,900,427	0.8%

	Total Fixed Income Mutual Funds	$164,760,775

	Total Affiliated Mutual Funds (cost $887,361,109)	1,112,359,557

Shares	Common Stock (24.1%)	Value	% of Net Assets
Consumer Discretionary (2.8%)
	Other Securities^	55,544,784	2.8%

Consumer Staples (1.1%)
	Other Securities^	22,077,832	1.1%

Energy (3.7%)
70,250	Cameron International Corporation[b]	3,851,105	0.2%
268,487	Cobalt International Energy, Inc.[b]	2,872,811	0.2%
59,846	EOG Resources, Inc.	5,921,762	0.3%
61,697	EQT Corporation	5,549,028	0.3%
55,650	Exxon Mobil Corporation	4,862,140	0.3%
111,574	Marathon Oil Corporation	3,469,951	0.2%
39,500	Marathon Petroleum Corporation	3,893,515	0.2%
42,780	Schlumberger, Ltd.	4,047,416	0.2%
113,810	Suncor Energy, Inc. ADR	3,710,206	0.2%
86,700	Total SA ADR	4,690,470	0.3%
384,560	Weatherford International, Ltd.[b]	5,595,348	0.3%
	Other Securities^	25,403,371	1.0%

	Total	73,867,123

Financials (5.1%)
22,000	Berkshire Hathaway, Inc.[b]	3,106,620	0.2%
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,372,020	0.1%
26,000	iShares iBoxx $ High Yield Corporate Bond ETF	2,365,740	0.1%
61,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,316,340	0.4%
12,700	iShares Intermediate Credit Bond ETF	1,402,080	0.1%
6,000	iShares MSCI EAFE Index Fund	399,060	<0.1%
27,505	iShares Russell 2000 Growth Index Fund	4,044,610	0.2%
17,890	iShares Russell 2000 Index Fund	2,167,552	0.1%
48,029	SPDR S&P 500 ETF Trust	10,015,007	0.5%
	Other Securities^	68,795,054	3.4%

	Total	100,984,083

Health Care (3.1%)
23,212	Teleflex, Inc.	2,854,148	0.1%
	Other Securities^	59,533,239	3.0%

	Total	62,387,387

Industrials (2.5%)
74,380	Delta Air Lines, Inc.	3,320,323	0.2%
	Other Securities^	47,017,984	2.3%

	Total	50,338,307

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (24.1%)	Value	% of Net Assets
Information Technology (4.1%)
34,714	Apple, Inc.	$4,344,457	0.2%
137,710	Cisco Systems, Inc.[c]	3,970,179	0.2%
118,690	EMC Corporation	3,193,948	0.2%
135,807	NVIDIA Corporation	3,014,236	0.2%
4,250	Samsung Electronics Company, Ltd. GDR	2,787,098	0.2%
	Other Securities^	63,751,092	3.1%

	Total	81,061,010

Materials (1.0%)
	Other Securities^	20,073,040	1.0%

Telecommunications Services (0.1%)
	Other Securities^	1,936,800	0.1%

Utilities (0.6%)
	Other Securities^	10,859,211	0.6%

	Total Common Stock (cost $408,339,763)	479,129,577

Principal Amount	Long-Term Fixed Income (9.8%)	Value	% of Net Assets
Asset-Backed Securities (0.7%)
	Other Securities^	12,781,018	0.7%

Basic Materials (0.1%)
	Other Securities^	2,129,848	0.1%

Capital Goods (0.1%)
	Other Securities^	2,073,407	0.1%

Collateralized Mortgage Obligations (0.5%)
	Federal National Mortgage Association
$1,066,300	3.500%, 1/25/2033[d]	138,432	<0.1%
	Other Securities^	10,437,192	0.5%

	Total	10,575,624

Commercial Mortgage-Backed Securities (0.4%)
	Federal National Mortgage Association
300,000	1.272%, 1/25/2017	301,553	<0.1%
	Other Securities^	6,725,810	0.4%

	Total	7,027,363

Communications Services (0.3%)
	Other Securities^	7,004,834	0.3%

Consumer Cyclical (0.2%)
	Other Securities^	3,858,602	0.2%

Consumer Non-Cyclical (0.3%)
	Other Securities^	6,264,835	0.3%

Energy (0.6%)
	Other Securities^	12,968,748	0.6%

Financials (0.7%)
	Other Securities^	13,060,071	0.7%

Foreign Government (<0.1%)
	Other Securities^	328,584	<0.1%

Mortgage-Backed Securities (2.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,925,000	3.000%, 5/1/2029[e]	4,108,371	0.2%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,675,000	4.000%, 5/1/2044[e]	3,921,569	0.2%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,725,000	3.500%, 5/1/2029[e]	3,954,320	0.2%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
	1.729% - 4.500%,
28,568,704	1/1/2043 - 5/1/2045[e,f]	30,384,567	1.5%
	Other Securities^	247,541	<0.1%

	Total	42,616,368

Technology (0.1%)
	Other Securities^	1,828,335	0.1%

Transportation (0.1%)
	Other Securities^	1,445,440	0.1%

U.S. Government and Agencies (3.4%)
	U.S. Treasury Bonds
	3.000% - 5.250%,
17,755,000	11/15/2028 - 5/15/2042	19,106,535	1.1%
	U.S. Treasury Notes
	0.875% - 3.625%,
19,490,000	11/15/2017 - 2/15/2045	20,843,060	1.0%
	U.S. Treasury Notes, TIPS
	0.125% - 0.125%,
26,417,769	4/15/2018 -1/15/2023	26,824,367	1.3%

	Total	66,773,962

Utilities (0.2%)
	Other Securities^	3,779,305	0.2%

	Total Long-Term Fixed Income (cost $189,954,589)	194,516,344

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Collateral Held for Securities Loaned (0.1%)	Value	% of Net Assets
2,006,139	Thrivent Cash Management Trust	$2,006,139	0.1%

	Total Collateral Held for Securities Loaned (cost $2,006,139)	2,006,139

Shares or Principal Amount	Short-Term Investments (9.9%)[g]	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
176,800,000	0.050% - 0.085%, 7/6/2011 - 7/17/2015[c]	176,787,825	9.0%
	Federal Home Loan Mortgage Corporation Discount Notes
6,900,000	0.060% - 0.075%, 5/11/2015 - 6/10/2015[c]	6,899,619	0.3%
	Other Securities^	99,996	<0.1%
	Federal National Mortgage Association Discount Notes
11,400,000	0.042% - 0.130%, 5/13/2015 - 8/12/2015[c]	11,398,983	0.6%
	U.S. Treasury Bills
1,200,000	0.020% - 0.065%, 5/7/2015 - 8/20/2015[h]	1,199,900	<0.1%

	Total Short-Term Investments (at amortized cost)	196,386,323

	Total Investments (cost $1,725,504,606) 102.1%	$2,025,192,870

	Other Assets and Liabilities, Net (2.1%)	(40,704,639)

	Total Net Assets 100.0%	$1,984,488,231

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Non-income producing security.
c	At April 30, 2015, $20,344,012 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	At April 30, 2015, $1,099,901 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$139,930
Apidos CLO XVIII, 7/22/2026	6/25/2014	134,662
Babson CLO, Ltd., 10/17/2026	8/15/2014	139,930
Betony CLO, Ltd., 4/15/2027	2/25/2015	125,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	140,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	139,859
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	150,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	150,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	140,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	150,000
CoBank ACB, 6/15/2022	10/18/2013	46,626
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	140,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	157,149
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	149,850
JBS Finance II, Ltd., 1/29/2018	8/11/2014	289,088
Limerock CLO III, LLC, 10/20/2026	10/16/2014	450,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	149,820
Magnetite XII, Ltd., 4/15/2027	2/6/2015	450,000
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	450,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	140,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	448,875
OZLM VIII, Ltd., 10/17/2026	8/7/2014	139,202
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	325,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	450,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	446,625
Symphony CLO, Ltd., 1/9/2023	9/15/2014	138,604
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	139,790

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$301,225,579
Gross unrealized depreciation	(14,178,183)

Net unrealized appreciation (depreciation)	$287,047,396

Cost for federal income tax purposes	$1,738,145,474

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	3,859,457	–	3,335,746	523,711
Capital Goods	1,855,130	–	1,855,130	–
Communications Services	14,013,968	–	12,268,107	1,745,861
Consumer Cyclical	6,262,958	–	6,262,958	–
Consumer Non-Cyclical	5,159,826	–	4,795,949	363,877
Energy	2,582,660	–	2,001,793	580,867
Financials	2,016,925	–	2,016,925	–
Technology	2,117,271	–	2,117,271	–
Transportation	1,746,493	–	1,746,493	–
Utilities	1,180,242	–	1,180,242	–

Affiliated Mutual Funds
Equity Mutual Funds	947,598,782	947,598,782	–	–
Fixed Income Mutual Funds	164,760,775	164,760,775	–	–

Common Stock
Consumer Discretionary	55,544,784	54,010,254	1,534,530	–
Consumer Staples	22,077,832	21,582,857	494,975	–
Energy	73,867,123	72,726,439	1,140,684	–
Financials	100,984,083	95,327,862	5,656,221	–
Health Care	62,387,387	61,678,113	709,274	–
Industrials	50,338,307	48,579,993	1,758,314	–
Information Technology	81,061,010	79,920,410	1,140,600	–
Materials	20,073,040	19,226,790	846,250	–
Telecommunications Services	1,936,800	1,168,760	768,040	–
Utilities	10,859,211	10,058,662	800,549	–

Long-Term Fixed Income
Asset-Backed Securities	12,781,018	–	12,623,088	157,930
Basic Materials	2,129,848	–	2,129,848	–
Capital Goods	2,073,407	–	2,073,407	–
Collateralized Mortgage Obligations	10,575,624	–	10,125,624	450,000
Commercial Mortgage-Backed Securities	7,027,363	–	7,027,363	–
Communications Services	7,004,834	–	7,004,834	–
Consumer Cyclical	3,858,602	–	3,858,602	–
Consumer Non-Cyclical	6,264,835	–	6,264,835	–
Energy	12,968,748	–	12,968,748	–
Financials	13,060,071	–	13,060,071	–
Foreign Government	328,584	–	328,584	–
Mortgage-Backed Securities	42,616,368	–	42,616,368	–
Technology	1,828,335	–	1,828,335	–
Transportation	1,445,440	–	1,445,440	–
U.S. Government and Agencies	66,773,962	–	66,773,962	–
Utilities	3,779,305	–	3,779,305	–
Collateral Held for Securities Loaned	2,006,139	2,006,139	–	–
Short-Term Investments	196,386,323	–	196,386,323	–

Total	$2,025,192,870	$1,578,645,836	$442,724,788	$3,822,246

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	2,923,427	2,923,427	–	–

Total Asset Derivatives	$2,923,427	$2,923,427	$–	$–

Liability Derivatives
Futures Contracts	5,504,919	5,504,919	–	–
Credit Default Swaps	90,545	–	90,545	–

Total Liability Derivatives	$5,595,464	$5,504,919	$90,545	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(479)	June 2015	($104,652,426)	($105,028,237)	($375,811)
5-Yr. U.S. Treasury Bond Futures	(93)	June 2015	(11,070,847)	(11,172,351)	(101,504)
10-Yr. U.S. Treasury Bond Futures	38	June 2015	4,867,384	4,878,251	10,867
30-Yr. U.S. Treasury Bond Futures	204	June 2015	33,074,132	32,557,125	(517,007)
Eurex EURO STOXX 50 Futures	2,610	June 2015	106,031,810	103,891,241	(2,140,569)
Mini MSCI EAFE Index Futures	(12)	June 2015	(1,134,963)	(1,136,520)	(1,557)
Russell 2000 Index Mini-Futures	(276)	June 2015	(33,970,825)	(33,572,640)	398,185
S&P 400 Index Mini-Futures	(1,199)	June 2015	(177,061,879)	(179,430,350)	(2,368,471)
S&P 500 Index Futures	446	June 2015	229,298,156	231,797,350	2,499,194
Ultra Long Term U.S. Treasury Bond Futures	(2)	June 2015	(344,181)	(329,000)	15,181
Total Futures Contracts					($2,581,492)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; Barclays Capital, Inc.	Buy	6/20/2020	$26,350,000	($75,476)	($75,476)
CDX IG 24, 10 Year, at 1.00%; Bank of America	Sell	6/20/2025	(6,450,000)	(9,334)	(9,334)
CDX IG CDSI S24, 5 Year, at 1.00%; Bank of America	Sell	6/20/2020	(9,700,000)	(5,735)	(5,735)
Total Credit Default Swaps				($90,545)	($90,545)

1

As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$26,048
Total Interest Rate Contracts		26,048

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,897,379
Total Equity Contracts		2,897,379
Total Asset Derivatives		$2,923,427

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	994,322
Total Interest Rate Contracts		994,322

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,510,597
Total Equity Contracts		4,510,597

Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	90,545
Total Credit Contracts		90,545
Total Liability Derivatives		$5,595,464

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	16,027,251
Total Interest Rate Contracts		16,027,251

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	4,239,687
Total Equity Contracts		4,239,687

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(13,848)
Total Credit Contracts		(13,848)
Total		$20,253,090

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,665,034)
Total Interest Rate Contracts		(1,665,034)

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(4,629,817)
Total Equity Contracts		(4,629,817)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(96,387)
Total Credit Contracts		(96,387)
Total		($6,391,238)

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

The following table presents Moderately Aggressive Allocation Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$531,468,970	27.8%	N/A
Interest Rate Contracts	206,911,948	10.8	N/A
Credit Contracts	N/A	N/A	$436,854

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Natural Resources	$28,974,552	$192,525	$–	3,115,978	$27,514,086	$192,525
Partner Small Cap Value	36,323,082	5,457,561	–	1,914,242	36,868,303	328,907
Small Cap Stock	31,031,959	2,966,449	–	1,497,997	32,296,820	–
Mid Cap Growth	51,383,009	4,584,622	–	2,333,863	56,736,210	–
Partner Mid Cap Value	58,635,213	7,561,102	–	4,399,524	61,989,299	310,176
Mid Cap Stock	103,373,034	11,277,316	–	4,540,129	108,100,473	595,004
Partner Worldwide Allocation	205,143,826	4,875,565	–	20,796,944	216,080,244	4,875,565
Large Cap Growth	129,084,714	1,991,514	–	14,634,110	136,097,227	4,244
Large Cap Value	159,997,378	7,592,831	–	8,067,039	167,955,745	2,172,304
Large Cap Stock	97,736,096	9,446,310	–	3,863,262	103,960,375	1,319,688
High Yield	57,771,526	1,565,482	3,634,871	11,026,284	55,021,160	1,565,459
Income	73,160,508	1,588,094	4,268,424	7,585,629	70,470,497	1,271,312
Government Bond	23,253,358	169,469	400,659	2,291,048	23,368,691	103,637
Limited Maturity Bond	18,060,055	123,348	2,334,212	1,274,073	15,900,427	123,026
Cash Management Trust-Collateral Investment	601,444	5,643,675	4,238,980	2,006,139	2,006,139	4,317
Total Value and Income Earned	1,074,529,754				1,114,365,696	12,866,164

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value	% of Net Assets
Basic Materials (0.3%)
	Other Securities^	$5,485,033	0.3%

Capital Goods (0.1%)
	Other Securities^	2,729,907	0.1%

Communications Services (1.4%)
	NEP/NCP Holdco, Inc., Term Loan
$2,607,115	4.250%, 1/22/2020	2,585,398	0.1%
	Zayo Group, LLC, Term Loan
2,850,689	4.000%, 7/2/2019	2,850,689	0.2%
	Other Securities^	21,316,091	1.1%

	Total	26,752,178

Consumer Cyclical (0.6%)
	Other Securities^	10,211,416	0.6%

Consumer Non-Cyclical (0.4%)
	Other Securities^	7,652,599	0.4%

Energy (0.2%)
	Other Securities^	4,078,355	0.2%

Financials (0.2%)
	Other Securities^	3,345,167	0.2%

Technology (0.2%)
	Other Securities^	3,354,748	0.2%

Transportation (0.2%)
	Other Securities^	2,839,571	0.2%

Utilities (0.1%)
	Other Securities^	1,769,139	0.1%

	Total Bank Loans (cost $69,279,529)	68,218,113

Shares	Affiliated Mutual Funds (54.4%)	Value	% of Net Assets
Equity Mutual Funds (36.0%)
2,806,260	Thrivent Natural Resources Fund	24,779,278	1.3%
1,820,732	Thrivent Partner Small Cap Value Fund	35,067,299	1.9%
983,191	Thrivent Small Cap Stock Fund	21,197,604	1.1%
814,587	Thrivent Mid Cap Growth Fund	19,802,617	1.1%
2,904,640	Thrivent Partner Mid Cap Value Fund	40,926,376	2.2%
2,958,126	Thrivent Mid Cap Stock Fund	70,432,991	3.8%
15,896,554	Thrivent Partner Worldwide Allocation Fund	165,165,199	8.9%
11,519,487	Thrivent Large Cap Growth Fund	107,131,226	5.8%
6,867,914	Thrivent Large Cap Value Fund	142,989,973	7.7%
1,511,022	Thrivent Large Cap Stock Fund	40,661,615	2.2%

	Total Equity Mutual Funds	668,154,178

Fixed Income Mutual Funds (18.4%)
9,333,234	Thrivent High Yield Fund	46,572,838	2.5%
18,030,713	Thrivent Income Fund	167,505,328	9.0%
2,348,523	Thrivent Government Bond Fund	23,954,935	1.3%
8,325,641	Thrivent Limited Maturity Bond Fund	103,904,003	5.6%

	Total Fixed Income Mutual Funds	341,937,104

	Total Affiliated Mutual Funds (cost $822,313,342)	1,010,091,282

Shares	Common Stock (18.8%)	Value	% of Net Assets
Consumer Discretionary (2.2%)
	Other Securities^	40,698,637	2.2%

Consumer Staples (0.9%)
	Other Securities^	17,334,991	0.9%

Energy (2.6%)
45,925	Cameron International Corporation[b]	2,517,608	0.2%
42,378	EOG Resources, Inc.	4,193,303	0.2%
42,669	EQT Corporation	3,837,650	0.2%
45,350	Exxon Mobil Corporation	3,962,229	0.2%
80,785	Marathon Oil Corporation	2,512,413	0.1%
59,200	Total SA ADR	3,202,720	0.2%
276,290	Weatherford International, Ltd.[b]	4,020,020	0.2%
	Other Securities^	23,570,320	1.3%

	Total	47,816,263

Financials (4.3%)
17,900	Berkshire Hathaway, Inc.[b]	2,527,659	0.2%
48,250	Citigroup, Inc.	2,572,690	0.2%
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,110,800	0.1%
32,400	iShares iBoxx $ High Yield Corporate Bond ETF	2,948,076	0.2%
54,450	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,530,733	0.4%
39,900	iShares Intermediate Credit Bond ETF	4,404,960	0.3%
5,000	iShares MSCI EAFE Index Fund	332,550	<0.1%
16,089	iShares Russell 2000 Growth Index Fund	2,365,887	0.1%
9,270	iShares Russell 2000 Index Fund	1,123,153	0.1%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (18.8%)	Value	% of Net Assets
Financials (4.3%) - continued
34,578	SPDR S&P 500 ETF Trust	$7,210,205	0.4%
	Other Securities^	48,796,368	2.3%

	Total	80,923,081

Health Care (2.5%)
22,431	UnitedHealth Group, Inc.[c]	2,498,813	0.2%
	Other Securities^	43,233,530	2.3%

	Total	45,732,343

Industrials (1.8%)
60,330	Delta Air Lines, Inc.	2,693,131	0.2%
	Other Securities^	31,729,272	1.6%

	Total	34,422,403

Information Technology (3.2%)
27,854	Apple, Inc.	3,485,928	0.2%
134,240	Cisco Systems, Inc.	3,870,139	0.2%
103,280	EMC Corporation	2,779,265	0.2%
	Other Securities^	48,823,843	2.6%

	Total	58,959,175

Materials (0.7%)
	Other Securities^	13,019,236	0.7%

Telecommunications Services (0.1%)
	Other Securities^	1,756,457	0.1%

Utilities (0.5%)
	Other Securities^	8,552,313	0.5%

	Total Common Stock (cost $296,320,202)	349,214,899

Principal Amount	Long-Term Fixed Income (16.9%)	Value	% of Net Assets
Asset-Backed Securities (0.8%)
	Other Securities^	15,333,388	0.8%

Basic Materials (0.2%)
	Other Securities^	3,367,864	0.2%

Capital Goods (0.2%)
	Other Securities^	3,466,815	0.2%

Collateralized Mortgage Obligations (1.1%)
	Federal Home Loan Mortgage Corporation
1,128,375	3.000%, 2/15/2033[d]	142,130	<0.1%
	Federal National Mortgage Association
2,369,557	3.500%, 1/25/2033[d]	307,626	<0.1%
	Other Securities^	18,321,186	1.1%

	Total	18,770,942

Commercial Mortgage-Backed Securities (0.6%)
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,547,631	0.1%
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
64,980	0.727%, 12/25/2016	65,032	<0.1%
	Federal National Mortgage Association
250,000	1.272%, 1/25/2017	251,295	<0.1%
	Other Securities^	8,341,891	0.5%

	Total	11,205,849

Communications Services (0.6%)
	Other Securities^	11,320,374	0.6%

Consumer Cyclical (0.3%)
	Other Securities^	5,936,050	0.3%

Consumer Non-Cyclical (0.6%)
	Other Securities^	10,672,598	0.6%

Energy (0.9%)
	Other Securities^	16,253,928	0.9%

Financials (1.3%)
	Other Securities^	25,593,172	1.3%

Foreign Government (<0.1%)
	Other Securities^	638,806	<0.1%

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,487,500	3.000%, 5/1/2029[e]	5,743,870	0.3%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,908,639	1.960% - 4.000%, 6/1/2043 - 5/1/2044[e,f]	6,263,901	0.4%
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
7,525,000	3.500%, 5/1/2029[e]	7,988,258	0.4%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
59,019,537	1.729% - 4.500%, 1/1/2043 - 5/1/2045[e,f]	62,688,163	3.3%

	Total	82,684,192

Technology (0.2%)
	Other Securities^	3,071,844	0.2%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value	% of Net Assets
Transportation (0.2%)
	Other Securities^	$3,404,875	0.2%

U.S. Government and Agencies (5.1%)
	U.S. Treasury Bonds
12,355,000	3.000% - 5.250%, 11/15/2028 - 5/15/2042	13,436,114	0.7%
	U.S. Treasury Notes
66,455,000	0.625% - 3.625%, 10/15/2016 - 2/15/2045	69,056,120	3.7%
	U.S. Treasury Notes, TIPS
13,005,609	0.125% - 0.125%, 4/15/2018 - 1/15/2023	13,206,435	0.7%

	Total	95,698,669

Utilities (0.4%)
	Other Securities^	7,062,307	0.4%

	Total Long-Term Fixed Income (cost $307,079,140)	314,481,673

Shares	Collateral Held for Securities Loaned (0.1%)	Value	% of Net Assets
2,004,387	Thrivent Cash Management Trust	2,004,387	0.1%

	Total Collateral Held for Securities Loaned (cost $2,004,387)	2,004,387

Shares or Principal Amount	Short-Term Investments (10.2%)[g]	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
173,681,000	0.052% - 0.085%, 7/22/2011 - 7/17/2015[c]	173,667,930	9.3%
	Federal National Mortgage Association Discount Notes
9,000,000	0.042% - 0.123%, 5/13/2015 - 8/12/2015[c]	8,997,511	0.5%
	Federal Home Loan Mortgage Corporation Discount Notes
7,300,000	0.060% - 0.075%, 5/11/2015 - 6/17/2015[c]	7,299,551	0.4%
	U.S. Treasury Bills
300,000	0.030% - 0.055%, 5/7/2015 - 9/3/2015[h]	299,978	<0.1%

	Total Short-Term Investments (at amortized cost)	190,264,970

	Total Investments (cost $1,687,261,570) 104.1%	$1,934,275,324

	Other Assets and Liabilities, Net (4.1%)	(75,979,852)

	Total Net Assets 100.0%	$1,858,295,472

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Non-income producing security.
c	At April 30, 2015, $16,955,466 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	At April 30, 2015, $199,979 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$209,895
Apidos CLO XVIII, 7/22/2026	6/25/2014	214,462
Babson CLO, Ltd., 10/17/2026	8/15/2014	209,895
Betony CLO, Ltd., 4/15/2027	2/25/2015	190,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	210,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	209,788
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	200,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	215,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	210,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	200,000
CoBank ACB, 6/15/2022	10/18/2013	80,906
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	210,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	60,240
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	199,800
JBS Finance II, Ltd., 1/29/2018	8/11/2014	337,371
Limerock CLO III, LLC, 10/20/2026	10/16/2014	650,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	229,724
Magnetite XII, Ltd., 4/15/2027	2/6/2015	650,000
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	675,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	210,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	648,375
OZLM VIII, Ltd., 10/17/2026	8/7/2014	208,803
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	490,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	675,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	645,125

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Symphony CLO, Ltd., 1/9/2023	9/15/2014	$207,906
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	209,685

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	- Collateralized Loan Obligation
ETF	- Exchange Traded Fund.
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$246,661,237
Gross unrealized depreciation	(11,330,769)

Net unrealized appreciation (depreciation)	$235,330,468

Cost for federal income tax purposes	$1,698,944,856

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	5,485,033	–	4,986,260	498,773
Capital Goods	2,729,907	–	2,729,907	–
Communications Services	26,752,178	–	24,007,119	2,745,059
Consumer Cyclical	10,211,416	–	10,211,416	–
Consumer Non-Cyclical	7,652,599	–	6,924,844	727,755
Energy	4,078,355	–	3,346,943	731,412
Financials	3,345,167	–	3,345,167	–
Technology	3,354,748	–	3,354,748	–
Transportation	2,839,571	–	2,839,571	–
Utilities	1,769,139	–	1,769,139	–

Affiliated Mutual Funds
Equity Mutual Funds	668,154,178	668,154,178	–	–
Fixed Income Mutual Funds	341,937,104	341,937,104	–	–

Common Stock
Consumer Discretionary	40,698,637	39,519,274	1,179,363	–
Consumer Staples	17,334,991	16,946,259	388,732	–
Energy	47,816,263	46,999,216	817,047	–
Financials	80,923,081	76,620,533	4,302,548	–
Health Care	45,732,343	45,178,319	554,024	–
Industrials	34,422,403	33,069,113	1,353,290	–
Information Technology	58,959,175	58,087,437	871,738	–
Materials	13,019,236	12,378,519	640,717	–
Telecommunications Services	1,756,457	1,164,995	591,462	–
Utilities	8,552,313	7,936,198	616,115	–

Long-Term Fixed Income
Asset-Backed Securities	15,333,388	–	15,272,848	60,540
Basic Materials	3,367,864	–	3,367,864	–
Capital Goods	3,466,815	–	3,466,815	–
Collateralized Mortgage Obligations	18,770,942	–	18,095,942	675,000
Commercial Mortgage-Backed Securities	11,205,849	–	11,205,849	–
Communications Services	11,320,374	–	11,320,374	–
Consumer Cyclical	5,936,050	–	5,936,050	–
Consumer Non-Cyclical	10,672,598	–	10,672,598	–
Energy	16,253,928	–	16,253,928	–
Financials	25,593,172	–	25,593,172	–
Foreign Government	638,806	–	638,806	–
Mortgage-Backed Securities	82,684,192	–	82,684,192	–
Technology	3,071,844	–	3,071,844	–
Transportation	3,404,875	–	3,404,875	–
U.S. Government and Agencies	95,698,669	–	95,698,669	–
Utilities	7,062,307	–	7,062,307	–
Collateral Held for Securities Loaned	2,004,387	2,004,387	–	–
Short-Term Investments	190,264,970	–	190,264,970	–

Total	$ 1,934,275,324	$ 1,349,995,532	$ 578,841,253	$ 5,438,539

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	2,000,115	2,000,115	–	–
Credit Default Swaps	15,486	–	15,486	–

Total Asset Derivatives	$2,015,601	$2,000,115	$15,486	$–

Liability Derivatives
Futures Contracts	4,624,559	4,624,559	–	–

Total Liability Derivatives	$4,624,559	$4,624,559	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(787)	June 2015	($171,944,413)	($172,562,050)	($617,637)
5-Yr. U.S. Treasury Bond Futures	148	June 2015	17,756,231	17,779,656	23,425
10-Yr. U.S. Treasury Bond Futures	293	June 2015	37,530,089	37,613,875	83,786
30-Yr. U.S. Treasury Bond Futures	428	June 2015	69,390,827	68,306,125	(1,084,702)
Eurex EURO STOXX 50 Futures	1,805	June 2015	73,405,740	71,848,157	(1,557,583)
Mini MSCI EAFE Index Futures	(76)	June 2015	(7,188,097)	(7,197,960)	(9,863)
Russell 2000 Index Mini-Futures	(223)	June 2015	(27,447,442)	(27,125,720)	321,722
S&P 400 Index Mini-Futures	(695)	June 2015	(102,651,976)	(104,006,750)	(1,354,774)
S&P 500 Index Futures	238	June 2015	122,360,899	123,694,550	1,333,651
Ultra Long Term U.S. Treasury Bond Futures	(31)	June 2015	(5,337,031)	(5,099,500)	237,531
Total Futures Contracts					($2,624,444)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX IG 23, 5 Year, at 1.00%; Bank of America	Buy	6/20/2020	$15,650,000	$15,486	$15,486
Total Credit Default Swaps				$15,486	$15,486

1

As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$344,742
Total Interest Rate Contracts		344,742

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,655,373
Total Equity Contracts		1,655,373

Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	15,486
Total Credit Contracts		15,486

Total Asset Derivatives		$2,015,601

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,702,339
Total Interest Rate Contracts		1,702,339

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,922,220
Total Equity Contracts		2,922,220

Total Liability Derivatives		$4,624,559

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	7,771,105

Total Interest Rate Contracts		7,771,105

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	10,992,973

Total Equity Contracts		10,992,973

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	5,821

Total Credit Contracts		5,821

Total		$18,769,899

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,973,788)

Total Interest Rate Contracts		(2,973,788)

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(3,885,306)

Total Equity Contracts		(3,885,306)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	7,070

Total Credit Contracts		7,070

Total		($6,852,024)

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

The following table presents Moderate Allocation Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$333,129,799	18.4%	N/A
Interest Rate Contracts	354,174,854	19.6	N/A
Credit Contracts	N/A	N/A	$70,250

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Natural Resources	$26,094,578	$173,388	$–	2,806,260	$24,779,278	$173,388
Partner Small Cap Value	34,548,712	5,190,961	–	1,820,732	35,067,299	312,840
Small Cap Stock	20,367,428	1,946,991	–	983,191	21,197,604	–
Mid Cap Growth	17,934,192	1,600,169	–	814,587	19,802,617	–
Partner Mid Cap Value	38,711,952	4,991,967	–	2,904,640	40,926,376	204,783
Mid Cap Stock	67,352,823	7,347,748	–	2,958,126	70,432,991	387,676
Partner Worldwide Allocation	156,805,733	3,726,734	–	15,896,554	165,165,199	3,726,734
Large Cap Growth	101,611,209	1,567,654	–	11,519,487	107,131,226	3,341
Large Cap Value	136,214,577	6,464,195	–	6,867,914	142,989,973	1,849,402
Large Cap Stock	38,227,137	3,694,699	–	1,511,022	40,661,615	516,165
High Yield	48,900,495	1,326,096	3,071,605	9,333,234	46,572,838	1,326,077
Income	171,532,271	3,767,280	7,779,013	18,030,713	167,505,328	3,014,260
Government Bond	23,784,028	173,416	357,202	2,348,523	23,954,935	106,070
Limited Maturity Bond	111,032,275	795,747	8,257,614	8,325,641	103,904,003	793,643
Cash Management Trust-Collateral Investment	880,533	39,288,846	38,164,992	2,004,387	2,004,387	5,966
Total Value and Income Earned	993,997,943				1,012,095,669	12,420,345

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (5.0%)[a]	Value	% of Net Assets
Basic Materials (0.3%)
	Fortescue Metals Group, Ltd., Term Loan
$1,335,956	3.750%, 6/30/2019	$1,204,671	0.2%
	Other Securities^	1,266,248	0.1%

	Total	2,470,919

Capital Goods (0.2%)
	Other Securities^	1,524,430	0.2%

Communications Services (2.5%)
	Cengage Learning Acquisitions, Term Loan
1,133,550	7.000%, 3/31/2020	1,139,569	0.2%
	IMG Worldwide, Inc., Term Loan
6,798,625	5.250%, 5/6/2021	6,807,123	0.9%
	Other Securities^	11,298,401	1.4%

	Total	19,245,093

Consumer Cyclical (0.6%)
	Other Securities^	4,575,790	0.6%

Consumer Non-Cyclical (0.4%)
	Other Securities^	3,329,163	0.4%

Energy (0.3%)
	Other Securities^	1,990,899	0.3%

Financials (0.2%)
	Other Securities^	1,900,920	0.2%

Technology (0.2%)
	Other Securities^	1,715,383	0.2%

Transportation (0.2%)
	Other Securities^	1,363,672	0.2%

Utilities (0.1%)
	Other Securities^	1,118,740	0.1%

	Total Bank Loans (cost $39,639,242)	39,235,009

Shares	Affiliated Mutual Funds (43.6%)	Value	% of Net Assets
Equity Mutual Funds (22.6%)
1,226,464	Thrivent Natural Resources Fund	10,829,678	1.4%
435,894	Thrivent Partner Small Cap Value Fund	8,395,309	1.1%
186,958	Thrivent Small Cap Stock Fund	4,030,814	0.5%
1,585,072	Thrivent Partner Mid Cap Value Fund	22,333,660	2.8%
481,763	Thrivent Mid Cap Stock Fund	11,470,772	1.5%
4,704,208	Thrivent Partner Worldwide Allocation Fund	48,876,723	6.2%
2,305,825	Thrivent Large Cap Growth Fund	21,444,170	2.8%
2,320,020	Thrivent Large Cap Value Fund	48,302,824	6.2%
39,225	Thrivent Large Cap Stock Fund	1,055,557	0.1%

	Total Equity Mutual Funds	176,739,507

Fixed Income Mutual Funds (21.0%)
4,556,840	Thrivent High Yield Fund	22,738,629	2.9%
6,430,047	Thrivent Income Fund	59,735,134	7.6%
1,059,513	Thrivent Government Bond Fund	10,807,028	1.4%
5,705,508	Thrivent Limited Maturity Bond Fund	71,204,738	9.1%

	Total Fixed Income Mutual Funds	164,485,529

	Total Affiliated Mutual Funds (cost $285,865,389)	341,225,036

Principal Amount	Long-Term Fixed Income (31.5%)	Value	% of Net Assets
Asset-Backed Securities (1.7%)
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036[b]	1,607,019	0.2%
	Other Securities^	11,374,732	1.5%

	Total	12,981,751

Basic Materials (0.4%)
	Other Securities^	2,781,598	0.4%

Capital Goods (0.4%)
	Other Securities^	2,809,465	0.4%

Collateralized Mortgage Obligations (1.8%)
	Federal Home Loan Mortgage Corporation
2,715,629	3.000% - 3.000%, 4/15/2028 - 2/15/2033[c]	313,391	<0.1%
	Federal National Mortgage Association
2,448,542	3.500%, 1/25/2033[c]	317,880	0.1%
	Other Securities^	14,030,853	1.7%

	Total	14,662,124

Commercial Mortgage-Backed Securities (1.1%)
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,804,572	0.2%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (31.5%)	Value	% of Net Assets
Commercial Mortgage-Backed Securities (1.1%) - continued
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
$259,919	0.727%, 12/25/2016	$260,127	<0.1%
	Federal National Mortgage Association
450,000	1.272%, 1/25/2017	452,330	0.1%
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,080,245	0.1%
	Other Securities^	4,748,625	0.7%

	Total	8,345,899

Communications Services (1.2%)
	Other Securities^	9,230,783	1.2%

Consumer Cyclical (0.6%)
	Other Securities^	4,960,394	0.6%

Consumer Non-Cyclical (1.1%)
	Other Securities^	8,594,991	1.1%

Energy (1.3%)
	Other Securities^	10,143,822	1.3%

Financials (2.4%)
	Other Securities^	19,378,810	2.4%

Foreign Government (0.1%)
	Other Securities^	488,786	0.1%

Mortgage-Backed Securities (10.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,120,000	3.000%, 5/1/2029[d]	5,359,200	0.7%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,245,000	4.000%, 5/1/2044[d]	4,529,813	0.6%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,840,000	3.500%, 5/1/2029[d]	8,322,650	1.1%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
62,071,148	1.729% - 4.500%, 1/1/2043 - 5/1/2045[d,e]	65,954,816	8.4%

	Total	84,166,479

Technology (0.3%)
	Other Securities^	2,623,841	0.3%

Transportation (0.3%)
	Other Securities^	2,492,757	0.3%

U.S. Government and Agencies (7.3%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	718,180	0.1%
	U.S. Treasury Notes
44,425,000	0.625% - 3.625%, 10/15/2016 - 2/15/2045	46,673,285	5.9%
	U.S. Treasury Notes, TIPS
9,447,133	0.125% - 0.125%, 4/15/2018 - 1/15/2023	9,616,913	1.3%

	Total	57,008,378

Utilities (0.7%)
	Other Securities^	5,506,734	0.7%

	Total Long-Term Fixed Income (cost $241,811,005)	246,176,612

Shares	Common Stock (14.0%)	Value	% of Net Assets
Consumer Discretionary (1.6%)
	Other Securities^	12,293,066	1.6%

Consumer Staples (0.7%)
	Other Securities^	5,551,962	0.7%

Energy (1.5%)
13,486	EOG Resources, Inc.	1,334,440	0.2%
12,968	EQT Corporation	1,166,342	0.2%
15,100	Exxon Mobil Corporation	1,319,287	0.2%
90,020	Weatherford International, Ltd.[f]	1,309,791	0.2%
	Other Securities^	6,751,395	0.7%

	Total	11,881,255

Financials (4.3%)
21,210	Citigroup, Inc.	1,130,917	0.2%
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,688,640	0.2%
20,500	iShares iBoxx $ High Yield Corporate Bond ETF	1,865,295	0.3%
66,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,976,010	1.0%
23,100	iShares Intermediate Credit Bond ETF	2,550,240	0.3%
1,390	iShares Russell 2000 Growth Index Fund	204,400	<0.1%
2,700	iShares Russell 2000 Index Fund	327,132	0.1%
14,554	SPDR S&P 500 ETF Trust	3,034,800	0.4%
	Other Securities^	15,049,895	1.8%

	Total	33,827,329

Health Care (1.7%)
	Other Securities^	13,258,836	1.7%

Industrials (1.1%)
	Other Securities^	9,036,570	1.1%

Information Technology (2.2%)
11,269	Apple, Inc.	1,410,315	0.2%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (14.0%)	Value	% of Net Assets
Information Technology (2.2%) - continued
53,720	Cisco Systems, Inc.	$1,548,748	0.2%
	Other Securities^	14,576,733	1.8%

	Total	17,535,796

Materials (0.4%)
	Other Securities^	2,988,241	0.4%

Telecommunications Services (0.1%)
	Other Securities^	513,659	0.1%

Utilities (0.4%)
600	iShares North American Natural Resources ETF	24,228	<0.1%
	Other Securities^	2,758,803	0.4%

	Total	2,783,031

	Total Common Stock (cost $91,377,409)	109,669,745

Shares	Collateral Held for Securities Loaned (0.1%)	Value	% of Net Assets
467,204	Thrivent Cash Management Trust	467,204	0.1%

	Total Collateral Held for Securities Loaned (cost $467,204)	467,204

Shares or Principal Amount	Short-Term Investments (15.5%)[g]	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
111,000,000	0.050% - 0.078%, 7/6/2011 - 7/17/2015[h]	110,994,231	14.2%
	Federal National Mortgage Association Discount Notes
6,000,000	0.042% - 0.120%, 5/13/2015 - 8/12/2015[h]	5,998,269	0.7%
	Federal Home Loan Mortgage Corporation Discount Notes
2,500,000	0.060% - 0.075%, 5/11/2015 - 6/17/2015[h]	2,499,827	0.4%
	U.S. Treasury Bills
1,600,000	0.017% - 0.055%, 5/7/2015 - 6/18/2015	1,599,966	0.2%

	Total Short-Term Investments (at amortized cost)	121,092,293

	Total Investments (cost $780,252,542) 109.7%	$857,865,899

	Other Assets and Liabilities, Net (9.7%)	(75,660,720)

	Total Net Assets 100.0%	$782,205,179

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.
c

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
f	Non-income producing security.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	At April 30, 2015, $5,999,305 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$169,915
Apidos CLO XVIII, 7/22/2026	6/25/2014	174,563
Babson CLO, Ltd., 10/17/2026	8/15/2014	169,915
Betony CLO, Ltd., 4/15/2027	2/25/2015	150,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	170,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	169,828
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	175,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	175,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	170,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	175,000
CoBank ACB, 6/15/2022	10/18/2013	76,147
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	170,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	240,962
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	174,825
JBS Finance II, Ltd., 1/29/2018	8/11/2014	321,800
Limerock CLO III, LLC, 10/20/2026	10/16/2014	500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	189,772
Magnetite XII, Ltd., 4/15/2027	2/6/2015	525,000
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	525,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	170,000
OHA Loan Funding 2014-1, Ltd., 10/20/2026	11/6/2014	498,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	169,031
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	400,000
Shackleton 2015-VII CLO, Ltd., 4/15/2027	3/27/2015	525,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	$496,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	168,305
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	169,745

Definitions:

CLO	- Collateralized Loan Obligation
ETF	- Exchange Traded Fund.
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$78,502,589
Gross unrealized depreciation	(4,668,758)

Net unrealized appreciation (depreciation)	$73,833,831

Cost for federal income tax purposes	$784,032,068

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	2,470,919	–	2,146,717	324,202
Capital Goods	1,524,430	–	1,524,430	–
Communications Services	19,245,093	–	17,882,343	1,362,750
Consumer Cyclical	4,575,790	–	4,575,790	–
Consumer Non-Cyclical	3,329,163	–	2,987,206	341,957
Energy	1,990,899	–	1,616,303	374,596
Financials	1,900,920	–	1,900,920	–
Technology	1,715,383	–	1,715,383	–
Transportation	1,363,672	–	1,363,672	–
Utilities	1,118,740	–	1,118,740	–

Affiliated Mutual Funds
Equity Mutual Funds	176,739,507	176,739,507	–	–
Fixed Income Mutual Funds	164,485,529	164,485,529	–	–

Long-Term Fixed Income
Asset-Backed Securities	12,981,751	–	12,739,591	242,160
Basic Materials	2,781,598	–	2,781,598	–
Capital Goods	2,809,465	–	2,809,465	–
Collateralized Mortgage Obligations	14,662,124	–	14,137,124	525,000
Commercial Mortgage-Backed Securities	8,345,899	–	8,345,899	–
Communications Services	9,230,783	–	9,230,783	–
Consumer Cyclical	4,960,394	–	4,960,394	–
Consumer Non-Cyclical	8,594,991	–	8,594,991	–
Energy	10,143,822	–	10,143,822	–
Financials	19,378,810	–	19,378,810	–
Foreign Government	488,786	–	488,786	–
Mortgage-Backed Securities	84,166,479	–	84,166,479	–
Technology	2,623,841	–	2,623,841	–
Transportation	2,492,757	–	2,492,757	–
U.S. Government and Agencies	57,008,378	–	57,008,378	–
Utilities	5,506,734	–	5,506,734	–

Common Stock
Consumer Discretionary	12,293,066	12,293,066	–	–
Consumer Staples	5,551,962	5,551,962	–	–
Energy	11,881,255	11,837,943	43,312	–
Financials	33,827,329	33,827,329	–	–
Health Care	13,258,836	13,258,836	–	–
Industrials	9,036,570	9,036,570	–	–
Information Technology	17,535,796	17,535,796	–	–
Materials	2,988,241	2,988,241	–	–
Telecommunications Services	513,659	513,659	–	–
Utilities	2,783,031	2,783,031	–	–
Collateral Held for Securities Loaned	467,204	467,204	–	–
Short-Term Investments	121,092,293	–	121,092,293	–

Total	$857,865,899	$451,318,673	$403,376,561	$3,170,665

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	609,136	609,136	–	–

Total Asset Derivatives	$609,136	$609,136	$–	$–

Liability Derivatives
Futures Contracts	1,582,741	1,582,741	–	–

Total Liability Derivatives	$1,582,741	$1,582,741	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(342)	June 2015	($74,720,222)	($74,988,846)	($268,624)
5-Yr. U.S. Treasury Bond Futures	292	June 2015	34,836,523	35,078,781	242,258
10-Yr. U.S. Treasury Bond Futures	238	June 2015	30,485,192	30,553,250	68,058
30-Yr. U.S. Treasury Bond Futures	236	June 2015	38,262,232	37,664,125	(598,107)
Eurex EURO STOXX 50 Futures	493	June 2015	20,049,324	19,623,901	(425,423)
Russell 2000 Index Mini-Futures	(10)	June 2015	(1,230,827)	(1,216,400)	14,427
S&P 400 Index Mini-Futures	(157)	June 2015	(23,204,463)	(23,495,050)	(290,587)
S&P 500 Index Futures	34	June 2015	17,480,128	17,670,650	190,522
Ultra Long Term U.S. Treasury Bond Futures	(12)	June 2015	(2,067,871)	(1,974,000)	93,871
Total Futures Contracts					($973,605)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$404,187
Total Interest Rate Contracts		404,187

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	204,949
Total Equity Contracts		204,949
Total Asset Derivatives		$609,136

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	866,731
Total Interest Rate Contracts		866,731

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	716,010
Total Equity Contracts		716,010
Total Liability Derivatives		$1,582,741

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	3,537,777

Total Interest Rate Contracts		3,537,777

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	2,661,300

Total Equity Contracts		2,661,300

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	52,510

Total Credit Contracts		52,510
Total		$6,251,587

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,262,709)

Total Interest Rate Contracts		(1,262,709)

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(352,290)

Total Equity Contracts		(352,290)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(9,543)

Total Credit Contracts		(9,543)

Total		($1,624,542)

The following table presents Moderately Conservative Allocation Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$81,003,934	10.5%	N/A
Interest Rate Contracts	192,163,602	25.0	N/A
Credit Contracts	N/A	N/A	$40,971

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Natural Resources	$11,404,524	$75,779	$–	1,226,464	$10,829,678	$75,779
Partner Small Cap Value	8,271,156	1,242,745	–	435,894	8,395,309	74,896
Small Cap Stock	3,872,953	370,229	–	186,958	4,030,814	–
Partner Mid Cap Value	21,125,242	2,724,133	–	1,585,072	22,333,660	111,751
Mid Cap Stock	10,969,133	1,196,660	–	481,763	11,470,772	63,137
Partner Worldwide Allocation	46,402,937	1,102,839	–	4,704,208	48,876,723	1,102,838
Large Cap Growth	20,339,243	313,793	–	2,305,825	21,444,170	669
Large Cap Value	46,014,057	2,183,642	–	2,320,020	48,302,824	624,738
Large Cap Stock	992,359	95,913	–	39,225	1,055,557	13,399
High Yield	24,426,017	654,523	2,046,123	4,556,840	22,738,629	654,513
Income	62,820,849	1,360,892	4,440,955	6,430,047	59,735,134	1,087,576
Government Bond	10,914,748	78,993	348,708	1,059,513	10,807,028	48,230
Limited Maturity Bond	79,495,445	557,494	9,079,325	5,705,508	71,204,738	556,052
Cash Management Trust-Collateral Investment	752,392	10,478,875	10,764,063	467,204	467,204	2,669
Total Value and Income Earned	347,801,055				341,692,240	4,416,247

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (16.8%)[a]	Value	% of Net Assets
Basic Materials (1.2%)
	Other Securities^	$3,587,124	1.2%

Capital Goods (1.0%)
	STHI Holding Corporation, Term Loan
$945,250	4.500%, 8/6/2021	943,671	0.3%
	Other Securities^	1,967,377	0.7%

	Total	2,911,048

Communications Services (5.6%)
	Other Securities^	16,261,293	5.6%

Consumer Cyclical (2.8%)
	Amaya Gaming Group, Inc., Term Loan
1,054,700	5.000%, 8/1/2021	1,055,364	0.4%
	Other Securities^	7,111,081	2.4%

	Total	8,166,445

Consumer Non-Cyclical (1.9%)
	Other Securities^	5,570,365	1.9%

Energy (1.3%)
	Other Securities^	3,763,602	1.3%

Financials (1.1%)
	MPH Acquisition Holdings, LLC, Term Loan
1,034,346	3.750%, 3/31/2021	1,033,477	0.3%
	Other Securities^	2,272,895	0.8%

	Total	3,306,372

Technology (0.9%)
	Other Securities^	2,702,254	0.9%

Transportation (0.6%)
	Other Securities^	1,814,130	0.6%

Utilities (0.4%)
	Other Securities^	1,008,924	0.4%

	Total Bank Loans (cost $49,817,940)	49,091,557

Shares	Common Stock (52.6%)	Value	% of Net Assets
Consumer Discretionary (6.8%)
3,880	Amazon.com, Inc.[b]	1,636,506	0.6%
2,190	AutoZone, Inc.[b]	1,473,125	0.5%
37,308	Comcast Corporation	2,154,910	0.7%
20,280	Kohl’s Corporation	1,453,062	0.5%
35,400	Starbucks Corporation	1,755,132	0.6%
12,280	Target Corporation	968,032	0.3%
	Other Securities^	10,394,494	3.6%

	Total	19,835,261

Consumer Staples (2.3%)
13,599	Anheuser-Busch InBev NV ADR	1,632,424	0.6%
18,150	Philip Morris International, Inc.	1,514,981	0.5%
18,730	Wal-Mart Stores, Inc.	1,461,876	0.5%
	Other Securities^	2,148,778	0.7%

	Total	6,758,059

Energy (3.3%)
20,300	Cameron International Corporation[b]	1,112,846	0.4%
14,000	EOG Resources, Inc.	1,385,300	0.5%
12,750	EQT Corporation	1,146,735	0.4%
18,250	Total SA ADR	987,325	0.3%
98,080	Weatherford International, Ltd.[b]	1,427,064	0.5%
	Other Securities^	3,551,988	1.2%

	Total	9,611,258

Financials (19.5%)
8,600	Allianz SE	1,463,848	0.5%
16,350	Capital One Financial Corporation	1,321,897	0.5%
35,170	Charles Schwab Corporation	1,072,685	0.4%
35,980	Citigroup, Inc.	1,918,454	0.7%
192,200	HSBC Holdings plc	1,919,971	0.7%
33,200	Invesco, Ltd.	1,375,144	0.5%
29,200	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	339,304	0.1%
34,340	iShares J.P. Morgan USD Emerging Markets Bond ETF[c]	3,884,541	1.3%
2,500	iShares MSCI EAFE Index Fund	166,275	0.1%
102,450	KeyCorp	1,480,402	0.5%
12,500	MasterCard, Inc.	1,127,625	0.4%
23,600	MetLife, Inc.	1,210,444	0.4%
7,700	Simon Property Group, Inc.	1,397,473	0.5%
4,200	Zurich Insurance Group AG	1,296,344	0.5%
	Other Securities^	37,184,432	12.4%

	Total	57,158,839

Health Care (4.8%)
50,380	Abbott Laboratories	2,338,640	0.8%
6,450	Alexion Pharmaceuticals, Inc.[b]	1,091,534	0.4%
7,430	Amgen, Inc.	1,173,271	0.4%
83,010	Pfizer, Inc.	2,816,529	1.0%
	Other Securities^	6,511,052	2.2%

	Total	13,931,026

Industrials (4.8%)
7,850	FedEx Corporation	1,331,124	0.5%
16,710	Illinois Tool Works, Inc.	1,563,722	0.5%
24,050	Ingersoll-Rand plc	1,583,452	0.6%
12,270	Union Pacific Corporation	1,303,442	0.5%
	Other Securities^	8,139,414	2.7%

	Total	13,921,154

Information Technology (6.3%)
13,970	Alibaba Group Holding, Ltd. ADR[b]	1,135,621	0.4%
18,763	Apple, Inc.	2,348,189	0.8%
38,050	EMC Corporation	1,023,926	0.4%
19,360	Facebook, Inc.[b]	1,524,987	0.5%
2,400	Google, Inc., Class Ab	1,317,048	0.5%
2,648	Samsung Electronics Company, Ltd. GDR	1,736,526	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (52.6%)	Value	% of Net Assets
Information Technology (6.3%) - continued
	Other Securities^	$9,510,338	3.1%

	Total	18,596,635

Materials (2.2%)
45,700	Materials Select Sector SPDR Fund	2,304,194	0.8%
	Other Securities^	4,270,906	1.4%

	Total	6,575,100

Telecommunications Services (0.9%)
	Other Securities^	2,736,568	0.9%

Utilities (1.7%)
41,450	Utilities Select Sector SPDR Fund	1,832,919	0.6%
	Other Securities^	3,274,521	1.1%

	Total	5,107,440

	Total Common Stock (cost $139,144,893)	154,231,340

Principal Amount	Long-Term Fixed Income (26.5%)	Value	% of Net Assets
Asset-Backed Securities (1.1%)
	Other Securities^	3,357,418	1.1%

Basic Materials (0.6%)
	Other Securities^	1,864,314	0.6%

Capital Goods (0.6%)
	Other Securities^	1,790,377	0.6%

Collateralized Mortgage Obligations (4.2%)
	Other Securities^	12,261,469	4.2%

Commercial Mortgage-Backed Securities (<0.1%)
	Other Securities^	15,109	<0.1%

Communications Services (1.9%)
	Other Securities^	5,519,435	1.9%

Consumer Cyclical (1.3%)
	Other Securities^	3,950,567	1.3%

Consumer Non-Cyclical (1.3%)
	Other Securities^	3,676,427	1.3%

Energy (1.6%)
	Other Securities^	4,774,945	1.6%

Financials (3.1%)
	Citigroup, Inc.
435,000	1.850% - 8.500%, 2/15/2017 - 5/22/2019	472,882	0.3%
	Other Securities^	8,632,365	2.8%

	Total	9,105,247

Foreign Government (4.0%)
	Other Securities^	11,792,945	4.0%

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 5/1/2044[d]	1,067,094	0.4%
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
850,000	3.500%, 5/1/2029[d]	902,328	0.3%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
9,750,000	3.500% - 4.500%, 5/1/2044 - 5/1/2045[d]	10,374,157	3.5%
	Other Securities^	523,359	0.2%

	Total	12,866,938

Technology (0.5%)
	Other Securities^	1,447,405	0.5%

Transportation (0.3%)
	Other Securities^	930,496	0.3%

U.S. Government and Agencies (0.6%)
	U.S. Treasury Notes
1,590,000	1.875%, 6/30/2020	1,621,178	0.6%

	Total	1,621,178

Utilities (1.0%)
	Other Securities^	2,794,902	1.0%

	Total Long-Term Fixed Income (cost $77,171,455)	77,769,172

Shares	Preferred Stock (1.7%)	Value	% of Net Assets
Financials (1.4%)
21,465	Citigroup, Inc., 6.875%[e]	584,277	0.2%
	Other Securities^	3,615,151	1.2%

	Total	4,199,428

Materials (0.1%)
	Other Securities^	282,914	0.1%

Utilities (0.2%)
	Other Securities^	400,606	0.2%

	Total Preferred Stock (cost $4,694,995)	4,882,948

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Collateral Held for Securities Loaned (1.9%)	Value	% of Net Assets
5,408,226	Thrivent Cash Management Trust	$5,408,226	1.9%

	Total Collateral Held for Securities Loaned (cost $5,408,226)	5,408,226

Shares or Principal Amount	Short-Term Investments (6.9%)[f]	Value	% of Net Assets
19,855,602	Thrivent Cash Management Trust 0.070%	19,855,602	6.8%
	Federal National Mortgage Association Discount Notes
400,000	0.040% - 0.065%, 5/21/2015 - 7/15/2015[g]	399,969	0.1%

	Total Short-Term Investments (at amortized cost)	20,255,571

	Total Investments (cost $296,493,080) 106.4%	$311,638,814

	Other Assets and Liabilities, Net (6.4%)	(18,650,385)

	Total Net Assets 100.0%	$292,988,429

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Non-income producing security.
c	All or a portion of the security is on loan.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	At April 30, 2015, $399,968 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	11/12/2014	$362,841
JBS Finance II, Ltd., 1/29/2018	8/19/2013	194,896
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	295,707
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	414,191

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$18,597,699
Gross unrealized depreciation	(4,094,500)

Net unrealized appreciation (depreciation)	$14,503,199

Cost for federal income tax purposes	$297,135,615

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	3,587,124	–	3,587,124	–
Capital Goods	2,911,048	–	2,911,048	–
Communications Services	16,261,293	–	14,103,496	2,157,797
Consumer Cyclical	8,166,445	–	8,166,445	–
Consumer Non-Cyclical	5,570,365	–	5,129,756	440,609
Energy	3,763,602	–	3,036,444	727,158
Financials	3,306,372	–	3,306,372	–
Technology	2,702,254	–	2,702,254	–
Transportation	1,814,130	–	1,814,130	–
Utilities	1,008,924	–	1,008,924	–

Common Stock
Consumer Discretionary	19,835,261	15,276,160	4,559,101	–
Consumer Staples	6,758,059	5,219,373	1,538,686	–
Energy	9,611,258	7,032,654	2,578,604	–
Financials	57,158,839	40,569,391	16,589,448	–
Health Care	13,931,026	11,810,042	2,120,984	–
Industrials	13,921,154	8,686,809	5,234,345	–
Information Technology	18,596,635	15,261,734	3,334,901	–
Materials	6,575,100	3,750,915	2,824,185	–
Telecommunications Services	2,736,568	495,689	2,240,879	–
Utilities	5,107,440	2,760,441	2,346,999	–

Long-Term Fixed Income
Asset-Backed Securities	3,357,418	–	3,157,418	200,000
Basic Materials	1,864,314	–	1,864,314	–
Capital Goods	1,790,377	–	1,790,377	–
Collateralized Mortgage Obligations	12,261,469	–	12,261,469	–
Commercial Mortgage-Backed Securities	15,109	–	15,109	–
Communications Services	5,519,435	–	5,519,435	–
Consumer Cyclical	3,950,567	–	3,950,567	–
Consumer Non-Cyclical	3,676,427	–	3,676,427	–
Energy	4,774,945	–	4,774,945	–
Financials	9,105,247	–	9,105,247	–
Foreign Government	11,792,945	–	11,792,945	–
Mortgage-Backed Securities	12,866,938	–	12,866,938	–
Technology	1,447,405	–	1,447,405	–
Transportation	930,496	–	930,496	–
U.S. Government and Agencies	1,621,178	–	1,621,178	–
Utilities	2,794,902	–	2,794,902	–

Preferred Stock
Financials	4,199,428	3,248,864	950,564	–
Materials	282,914	282,914	–	–
Utilities	400,606	–	400,606	–
Collateral Held for Securities Loaned	5,408,226	5,408,226	–	–
Short-Term Investments	20,255,571	19,855,602	399,969	–

Total	$311,638,814	$139,658,814	$168,454,436	$3,525,564

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	144,463	144,463	–	–

Total Asset Derivatives	$144,463	$144,463	$–	$–

Liability Derivatives
Futures Contracts	199,832	199,832	–	–

Total Liability Derivatives	$199,832	$199,832	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(195)	June 2015	($42,603,859)	($42,756,797)	($152,938)
5-Yr. U.S. Treasury Bond Futures	144	June 2015	17,162,322	17,299,125	136,803
10-Yr. U.S. Treasury Bond Futures	(19)	June 2015	(2,446,785)	(2,439,125)	7,660
30-Yr. U.S. Treasury Bond Futures	2	June 2015	324,256	319,187	(5,069)
S&P 500 Index Mini-Futures	5	June 2015	525,838	519,725	(6,113)
Ultra Long Term U.S. Treasury Bond Futures	8	June 2015	1,351,712	1,316,000	(35,712)
Total Futures Contracts					($55,369)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Balanced Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$144,463
Total Interest Rate Contracts		144,463

Total Asset Derivatives		$144,463

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	193,719
Total Interest Rate Contracts		193,719

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	6,113
Total Equity Contracts		6,113

Total Liability Derivatives		$199,832

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Balanced Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	191,934
Total Interest Rate Contracts		191,934

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	202,955
Total Equity Contracts		202,955

Total		$394,889

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Balanced Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(33,469)
Total Interest Rate Contracts		(33,469)

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(92,667)
Total Equity Contracts		(92,667)

Total		($126,136)

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

The following table presents Balanced Income Plus Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$2,984,229	1.1%
Interest Rate Contracts	57,865,402	20.4

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$3,335,702	$18,572,631	$16,500,107	5,408,226	$5,408,226	$10,873
Cash Management Trust-Short Term Investment	32,752,028	61,446,729	74,343,155	19,855,602	19,855,602	7,576
Total Value and Income Earned	36,087,730				25,263,828	18,449

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (33.3%)[a]	Value	% of Net Assets
Basic Materials (2.9%)
	Fortescue Metals Group, Ltd., Term Loan
$2,706,393	3.750%, 6/30/2019	$2,440,436	0.6%
	Ineos Group Holdings, Ltd., Term Loan
2,233,869	3.750%, 5/4/2018	2,236,952	0.5%
	NewPage Corporation, Term Loan
2,526,573	9.500%, 2/11/2021	2,298,120	0.6%
	Other Securities^	5,260,420	1.2%

	Total	12,235,928

Capital Goods (2.2%)
	ADS Waste Holdings, Inc., Term Loan
2,200,057	3.750%, 10/9/2019	2,193,457	0.5%
	Rexnord, LLC, Term Loan
2,216,250	4.000%, 8/21/2020	2,223,032	0.6%
	Silver II Borrower, Term Loan
2,069,939	4.000%, 12/13/2019	2,017,673	0.5%
	STHI Holding Corporation, Term Loan
2,218,850	4.500%, 8/6/2021	2,215,144	0.5%
	Other Securities^	254,752	0.1%

	Total	8,904,058

Communications Services (12.5%)
	Fairpoint Communications, Term Loan
1,989,474	7.500%, 2/14/2019	2,024,289	0.5%
	Grande Communications Networks, LLC, Term Loan
2,245,043	4.500%, 5/29/2020	2,222,592	0.5%
	Hargray Communications Group, Inc., Term Loan
2,232,188	5.250%, 6/26/2019	2,244,041	0.5%
	iHeartCommunications, Inc., Term Loan
2,219,170	6.934%, 1/30/2019	2,122,081	0.5%
	Integra Telecom Holdings, Inc., Term Loan
2,244,274	5.250%, 2/22/2019	2,251,568	0.5%
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019	2,254,208	0.5%
	LTS Buyer, LLC, Term Loan
2,210,625	4.000%, 4/13/2020	2,207,862	0.5%
	McGraw-Hill Global Education, LLC, Term Loan
1,980,403	5.750%, 3/22/2019	1,987,830	0.5%
	NEP/NCP Holdco, Inc., Term Loan
3,224,887	4.250%, 1/22/2020	3,198,024	0.8%
	NTelos, Inc., Term Loan
2,428,648	5.750%, 11/9/2019	2,100,781	0.5%
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
2,020,305	5.500%, 7/31/2018	2,015,254	0.5%
	Univision Communications, Inc., Term Loan
2,244,063	4.000%, 3/1/2020	2,245,297	0.5%
	Virgin Media Investment Holdings, Ltd., Term Loan
1,953,239	3.500%, 6/7/2020	1,954,099	0.5%
	WideOpenWest Finance, LLC, Term Loan
2,244,274	4.750%, 4/1/2019	2,254,440	0.5%
	Yankee Cable Acquisition, LLC, Term Loan
2,182,983	4.250%, 3/1/2020	2,190,339	0.5%
	Zayo Group, LLC, Term Loan
2,243,362	4.000%, 7/2/2019	2,243,362	0.5%
	Other Securities^	16,666,040	4.2%

	Total	52,182,107

Consumer Cyclical (4.0%)
	Amaya Gaming Group, Inc., Term Loan
2,129,300	5.000%, 8/1/2021	2,130,642	0.5%
	Burlington Coat Factory Warehouse Corporation, Term Loan
2,091,645	4.250%, 8/13/2021	2,100,974	0.5%
	J.C. Penney Corporation, Inc., Term Loan
2,245,012	6.000%, 5/22/2018	2,243,598	0.5%
	Scientific Games International, Inc., Term Loan
2,256,438	6.000%, 10/18/2020	2,278,370	0.5%
	Other Securities^	7,997,870	2.0%

	Total	16,751,454

Consumer Non-Cyclical (3.6%)
	Albertsons, Inc., Term Loan
2,490,561	5.375%, 3/21/2019	2,509,913	0.6%
	CHS/Community Health Systems, Inc., Term Loan
2,468,750	4.250%, 1/27/2021	2,483,390	0.6%
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,226,005	4.750%, 6/30/2021	2,218,214	0.5%
	Roundy’s Supermarkets, Inc., Term Loan
2,218,401	5.750%, 3/3/2021	2,139,182	0.5%
	Supervalu, Inc., Term Loan
2,277,202	4.500%, 3/21/2019	2,284,512	0.6%
	Visant Corporation, Term Loan
2,205,770	7.000%, 9/23/2021	2,216,004	0.5%
	Other Securities^	1,020,656	0.3%

	Total	14,871,871

Energy (2.1%)
	Pacific Drilling SA, Term Loan
2,245,013	4.500%, 6/3/2018	1,974,399	0.5%
	Other Securities^	6,801,235	1.6%

	Total	8,775,634

Financials (1.5%)
	Harland Clarke Holdings Corporation, Term Loan
2,185,031	7.000%, 5/22/2018	2,195,170	0.5%

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (33.3%)[a]	Value	% of Net Assets
Financials (1.5%) - continued
	Other Securities^	$3,842,049	1.0%

	Total	6,037,219

Technology (2.1%)
	BMC Software, Inc., Term Loan
$2,143,750	5.000%, 9/10/2020	2,107,842	0.5%
	First Data Corporation, Term Loan
2,285,000	3.682%, 3/23/2018	2,289,296	0.6%
	Freescale Semiconductor, Inc., Term Loan
2,244,488	4.250%, 2/28/2020	2,252,905	0.5%
	Infor US, Inc., Term Loan
2,009,323	3.750%, 6/3/2020	2,005,425	0.5%
	Other Securities^	114,122	<0.1%

	Total	8,769,590

Transportation (1.5%)
	American Airlines, Inc., Term Loan
4,455,638	3.750%, 6/27/2019	4,471,411	1.1%
	Other Securities^	1,840,715	0.4%

	Total	6,312,126

Utilities (0.9%)
	Intergen NV, Term Loan
2,245,012	5.500%, 6/15/2020	2,141,181	0.5%
	Other Securities^	1,743,660	0.4%

	Total	3,884,841

	Total Bank Loans (cost $141,142,681)	138,724,828

Principal Amount	Long-Term Fixed Income (52.2%)	Value	% of Net Assets
Asset-Backed Securities (2.8%)
	Other Securities^	11,401,932	2.8%

Basic Materials (1.2%)
	Other Securities^	5,171,299	1.2%

Capital Goods (1.4%)
	Other Securities^	5,939,577	1.4%

Collateralized Mortgage Obligations (8.3%)
	Alternative Loan Trust
618,661	5.500%, 5/25/2035	622,380	0.1%
	Banc of America Mortgage Securities, Inc.
518,174	2.667%, 9/25/2035	474,518	0.1%
	Banc of America Mortgage Trust
450,172	2.655%, 7/25/2035	415,465	0.1%
	Countrywide Home Loan Mortgage Pass Through Trust
485,770	2.434%, 11/25/2035	410,431	0.1%
	Countrywide Home Loans, Inc.
361,538	2.439%, 3/20/2036	324,791	0.1%
	Other Securities^	32,382,435	7.8%

	Total	34,630,020

Commercial Mortgage-Backed Securities (<0.1%)
	Government National Mortgage Association
53,826	3.214%, 1/16/2040	53,960	<0.1%

	Total	53,960

Communications Services (3.8%)
	Other Securities^	15,730,198	3.8%

Consumer Cyclical (2.7%)
	Other Securities^	11,068,638	2.7%

Consumer Non-Cyclical (2.5%)
	Other Securities^	10,361,536	2.5%

Energy (3.0%)
	Petrobras Global Finance BV
1,475,000	6.250%, 3/17/2024	1,465,560	0.3%
	Petrobras International Finance Company
1,100,000	5.750%, 1/20/2020	1,097,250	0.3%
	Petroleos Mexicanos
1,725,000	4.250% - 5.625%, 1/15/2025 - 1/23/2046[b]	1,729,481	0.5%
	Other Securities^	8,437,058	1.9%

	Total	12,729,349

Financials (5.5%)
	Bank of America Corporation
1,654,000	1.335% - 8.000%, 5/2/2017 - 12/29/2049[c,d]	1,742,181	0.5%
	Other Securities^	21,229,074	5.0%

	Total	22,971,255

Foreign Government (7.8%)
	Brazil Government International Bond
3,345,000	2.625% - 5.000%, 1/22/2021 - 1/27/2045	3,216,133	0.8%
	Hungary Government International Bond
3,750,000	4.000% - 5.750%, 3/25/2019 - 3/25/2024	4,212,364	1.0%
	Mexico Government International Bond
3,240,000	3.500% - 4.600%, 1/21/2021 - 1/23/2046	3,307,485	0.8%
	Turkey Government International Bond
4,178,000	4.250% - 7.000%, 6/5/2020 - 4/16/2043[e]	4,415,778	1.1%
	Other Securities^	17,222,401	4.1%

	Total	32,374,161

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.2%)	Value	% of Net Assets
Mortgage-Backed Securities (8.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$2,250,000	3.000%, 5/1/2029[f]	$2,355,117	0.6%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,450,000	4.000%, 5/1/2044[f]	2,614,380	0.6%
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,300,000	3.500%, 5/1/2029[f]	1,380,031	0.3%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
28,162,500	3.500% - 4.500%, 5/1/2044 - 5/1/2045[f]	29,979,449	7.2%

	Total	36,328,977

Technology (1.1%)
	Other Securities^	4,425,481	1.1%

Transportation (0.6%)
	Other Securities^	2,541,703	0.6%

U.S. Government and Agencies (1.1%)
	U.S. Treasury Notes
4,310,000	1.875%, 6/30/2020	4,394,515	1.1%

	Total	4,394,515

Utilities (1.7%)
	Other Securities^	7,216,195	1.7%

	Total Long-Term Fixed Income (cost $216,570,294)	217,338,796

Shares	Common Stock (6.8%)	Value	% of Net Assets
Financials (6.8%)
79,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	923,790	0.2%
107,280	iShares J.P. Morgan USD Emerging Markets Bond ETF[e]	12,135,514	2.9%
	Other Securities^	15,286,306	3.7%

	Total	28,345,610

	Total Common Stock (cost $28,252,308)	28,345,610

Shares	Preferred Stock (1.7%)	Value	% of Net Assets
Financials (1.5%)
322	Bank of America Corporation, Convertible, 7.250%[c]	373,198	0.1%
	Other Securities^	5,634,026	1.4%

	Total	6,007,224

Materials (0.1%)
	Other Securities^	382,201	0.1%

Utilities (0.1%)
	Other Securities^	540,389	0.1%

	Total Preferred Stock (cost $6,666,875)	6,929,814

Shares	Collateral Held for Securities Loaned (4.2%)	Value	% of Net Assets
17,578,170	Thrivent Cash Management Trust	17,578,170	4.2%

	Total Collateral Held for Securities Loaned (cost $17,578,170)	17,578,170

Shares or Principal Amount	Short-Term Investments (14.8%)[g]	Value	% of Net Assets
61,263,551	Thrivent Cash Management Trust 0.070%	61,263,551	14.7%
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.060% - 0.064%, 6/17/2015 - 7/6/2015[h]	499,954	0.1%

	Total Short-Term Investments (at amortized cost)	61,763,505

	Total Investments (cost $471,973,833) 113.0%	$470,680,723

	Other Assets and Liabilities, Net (13.0%)	(54,056,508)

	Total Net Assets 100.0%	$416,624,215

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $45,173,125 or 10.8% of total net assets.

c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
e	All or a portion of the security is on loan.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	At April 30, 2015, $499,954 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Fund owned as of April 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	7/30/2014	$524,104
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	11/12/2014	374,813
Inmet Mining Corporation, 6/1/2020	8/19/2013	83
JBS Finance II, Ltd., 1/29/2018	8/19/2013	486,934
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	887,123
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,528,134

Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 5,620,497
Gross unrealized depreciation	(6,849,252)

Net unrealized appreciation (depreciation)	$(1,228,755)

Cost for federal income tax purposes	$471,909,478

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	12,235,928	–	10,739,610	1,496,318
Capital Goods	8,904,058	–	8,904,058	–
Communications Services	52,182,107	–	42,843,136	9,338,971
Consumer Cyclical	16,751,454	–	16,751,454	–
Consumer Non-Cyclical	14,871,871	–	14,871,871	–
Energy	8,775,634	–	7,558,768	1,216,866
Financials	6,037,219	–	6,037,219	–
Technology	8,769,590	–	8,769,590	–
Transportation	6,312,126	–	6,312,126	–
Utilities	3,884,841	–	3,884,841	–

Long-Term Fixed Income
Asset-Backed Securities	11,401,932	–	10,701,932	700,000
Basic Materials	5,171,299	–	5,171,299	–
Capital Goods	5,939,577	–	5,939,577	–
Collateralized Mortgage Obligations	34,630,020	–	34,630,020	–
Commercial Mortgage-Backed Securities	53,960	–	53,960	–
Communications Services	15,730,198	–	15,730,198	–
Consumer Cyclical	11,068,638	–	11,068,638	–
Consumer Non-Cyclical	10,361,536	–	10,361,536	–
Energy	12,729,349	–	12,729,349	–
Financials	22,971,255	–	22,971,255	–
Foreign Government	32,374,161	–	32,374,161	–
Mortgage-Backed Securities	36,328,977	–	36,328,977	–
Technology	4,425,481	–	4,425,481	–
Transportation	2,541,703	–	2,541,703	–
U.S. Government and Agencies	4,394,515	–	4,394,515	–
Utilities	7,216,195	–	7,216,195	–

Common Stock
Financials	28,345,610	28,345,610	–	–

Preferred Stock
Financials	6,007,224	4,725,766	1,281,458	–
Materials	382,201	382,201	–	–
Utilities	540,389	–	540,389	–
Collateral Held for Securities Loaned	17,578,170	17,578,170	–	–
Short-Term Investments	61,763,505	61,263,551	499,954	–

Total	$470,680,723	$112,295,298	$345,633,270	$12,752,155

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	397,475	397,475	–	–

Total Asset Derivatives	$397,475	$397,475	$–	$–

Liability Derivatives
Futures Contracts	500,864	500,864	–	–

Total Liability Derivatives	$500,864	$500,864	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(512)	June 2015	($111,862,441)	($112,264,002)	($401,561)
5-Yr. U.S. Treasury Bond Futures	437	June 2015	52,114,673	52,498,038	383,365
10-Yr. U.S. Treasury Bond Futures	(35)	June 2015	(4,507,235)	(4,493,125)	14,110
30-Yr. U.S. Treasury Bond Futures	11	June 2015	1,783,409	1,755,531	(27,878)
Ultra Long Term U.S. Treasury Bond Futures	16	June 2015	2,703,425	2,632,000	(71,425)
Total Futures Contracts					($103,389)

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Opportunity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$397,475
Total Interest Rate Contracts		397,475
Total Asset Derivatives		$397,475

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	500,864
Total Interest Rate Contracts		500,864
Total Liability Derivatives		$500,864

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Opportunity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	800,860

Total Interest Rate Contracts		800,860

Total		$800,860

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Opportunity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(124,247)

Total Interest Rate Contracts		(124,247)

Total		($124,247)

The following table presents Opportunity Income Plus Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$160,274,979	40.7%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$4,698,528	$35,015,757	$22,136,115	17,578,170	$17,578,170	$11,754
Cash Management Trust-Short Term Investment	53,096,934	125,296,533	117,129,916	61,263,551	61,263,551	15,125
Total Value and Income Earned	57,795,462				78,841,721	26,879

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (92.9%)	Value
Brazil (11.7%)
37,680	Banco Bradesco SA	$376,806
5,000	Lojas Renner SA	174,613
6,700	Multiplan Empreendimentos Imobiliarios SA	116,746
14,200	Souza Cruz SA	125,366
15,200	Ultrapar Participacoes SA	347,946
38,000	Vale SA ADR	291,840

	Total	1,433,317

Chile (1.3%)
7,300	Banco Santander Chile SA ADR	159,213

	Total	159,213

China (2.1%)
198,000	PetroChina Company, Ltd.	255,373

	Total	255,373

Hong Kong (11.8%)
61,000	AIA Group, Ltd.	405,680
27,500	China Mobile, Ltd.	392,790
66,000	Hang Lung Group, Ltd.	349,432
18,000	Swire Pacific, Ltd., Class A	242,770
18,600	Swire Properties, Ltd.	63,901

	Total	1,454,573

Hungary (1.2%)
9,000	Richter Gedeon Nyrt	151,097

	Total	151,097

India (12.4%)
40,000	Ambuja Cements, Ltd. GDR	146,359
2,500	Grasim Industries, Ltd. GDR	141,400
3,000	HDFC Bank, Ltd. ADR	170,520
31,445	ICICI Bank, Ltd. ADR	343,695
12,000	Infosys, Ltd. ADR	371,760
38,552	ITC, Ltd. GDR[a]	195,313
3,600	Ultra Tech Cement, Ltd. GDR	151,453

	Total	1,520,500

Indonesia (3.1%)
684,500	Astra International Tbk PT	360,206
11,600	Indocement Tunggal Prakarsa Tbk PT	18,733

	Total	378,939

Luxembourg (1.6%)
6,500	Tenaris SA ADR	199,875

	Total	199,875

Malaysia (1.2%)
85,636	CIMB Group Holdings Berhad	141,667

	Total	141,667

Mexico (7.1%)
4,200	Fomento Economico Mexicano SAB de CV ADR[a]	380,058
1,200	Grupo Aeroportuario del Sureste SAB de CV ADR[a]	173,484
55,900	Grupo Financiero Banorte SAB de CV ADR	317,102

	Total	870,644

Philippines (3.9%)
330,000	Ayala Land, Inc.	285,496
83,000	Bank of the Philippine Islands	188,515

	Total	474,011

Poland (1.7%)
4,031	Bank Pekao SA	209,526

	Total	209,526

Portugal (1.3%)
10,600	Jeronimo Martins SGPS SA	154,627

	Total	154,627

Russia (4.9%)
6,200	Lukoil ADR	317,165
1,300	Magnit PJSC	284,361

	Total	601,526

South Africa (4.2%)
10,900	Massmart Holdings, Ltd.	137,061
7,496	MTN Group, Ltd.	150,512
31,800	Truworths International, Ltd.	231,771

	Total	519,344

South Korea (1.3%)
800	E-Mart Company, Ltd.	164,812

	Total	164,812

Taiwan (5.0%)
36,000	Taiwan Mobile Company, Ltd.	126,830
101,000	Taiwan Semiconductor Manufacturing Company, Ltd.	486,241

	Total	613,071

Thailand (5.1%)
23,300	PTT Exploration & Production pcl	82,535
16,000	Siam Cement pcl	258,604
59,000	Siam Commercial Bank pcl	283,889

	Total	625,028

Turkey (4.9%)
72,500	Akbank TAS	211,232
10,000	BIM Birlesik Magazalar AS	185,136
66,200	Turkiye Garanti Bankasi AS	210,632

	Total	607,000

United Kingdom (5.0%)
5,100	BHP Billiton plc	122,723
4,400	SABMiller plc	234,685
16,000	Standard Chartered plc	261,954

	Total	619,362

United States (2.1%)
3,000	Yum! Brands, Inc.	257,880

	Total	257,880

	Total Common Stock (cost $11,340,120)	11,411,385

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Preferred Stock (5.0%)	Value
South Korea (5.0%)
600	Samsung Electronics Company, Ltd.	$608,815

	Total	608,815

	Total Preferred Stock (cost $600,671)	608,815

Shares or Principal Amount	Short-Term Investments (1.9%)[b]
236,590	Thrivent Cash Management Trust 0.070%	236,590

	Total Short-Term Investments (at amortized cost)	236,590

	Total Investments (cost $12,177,381) 99.8%	$12,256,790

	Other Assets and Liabilities, Net 0.2%	23,085

	Total Net Assets 100.0%	$12,279,875

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$503,322
Gross unrealized depreciation	(487,036)

Net unrealized appreciation (depreciation)	$16,286

Cost for federal income tax purposes	$12,240,504

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	1,189,282	257,880	931,402	–
Consumer Staples	1,696,607	380,058	1,316,549	–
Energy	1,202,894	199,875	1,003,019	–
Financials	4,096,006	673,428	3,422,578	–
Health Care	151,097	–	151,097	–
Industrials	416,254	173,484	242,770	–
Information Technology	858,001	371,760	486,241	–
Materials	1,131,112	589,652	541,460	–
Telecommunications Services	670,132	–	670,132	–

Preferred Stock
Information Technology	608,815	–	608,815	–
Short-Term Investments	236,590	236,590	–	–

Total	$12,256,790	$2,882,727	$9,374,063	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Short Term Investment	$228,777	$2,777,253	$2,769,440	236,590	$236,590	$65
Total Value and Income Earned	228,777				236,590	65

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER SMALL CAP GROWTH FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (16.5%)
4,826	Brunswick Corporation	$241,493
4,268	Burlington Stores, Inc.[a]	220,101
2,621	Core-Mark Holding Company, Inc.	138,153
4,554	Del Frisco’s Restaurant Group, Inc.[a]	91,854
3,497	G-III Apparel Group, Ltd.[a]	388,796
3,538	Imax Corporation[a]	132,180
5,070	Kate Spade & Company[a]	165,789
1,080	Lithia Motors, Inc.	107,708
4,686	Oxford Industries, Inc.	372,303
2,836	Red Robin Gourmet Burgers, Inc.[a]	212,955
1,133	Restoration Hardware Holdings, Inc.[a]	97,631
2,151	Skechers USA, Inc.[a]	193,418
3,180	Tenneco, Inc.[a]	185,871
1,982	Vail Resorts, Inc.	196,634
2,800	Zoe’s Kitchen, Inc.[a]	85,764

	Total	2,830,650

Consumer Staples (2.6%)
1,654	B&G Foods, Inc.	50,281
616	Boston Beer Company, Inc.[a,b]	152,645
3,511	United Natural Foods, Inc.[a]	236,852

	Total	439,778

Energy (3.5%)
572	Diamondback Energy, Inc.[a]	47,230
4,853	Oasis Petroleum, Inc.[a,b]	87,063
6,987	Rex Energy Corporation[a]	34,935
1,600	Rosetta Resources, Inc.[a]	36,528
1,717	SemGroup Corporation	144,554
5,126	U.S. Silica Holdings, Inc.[b]	191,456
1,631	Whiting Petroleum Corporation[a]	61,831

	Total	603,597

Financials (8.8%)
5,141	Bank of the Ozarks, Inc.	199,265
4,017	Chesapeake Lodging Trust	127,540
6,265	Essent Group, Ltd.[a]	156,312
4,974	Evercore Partners, Inc.	239,946
3,587	Hanmi Financial Corporation	76,331
900	iShares Russell 2000 Growth Index Fund[b]	132,345
5,937	Kennedy-Wilson Holdings, Inc.	147,119
3,821	PacWest Bancorp	172,327
9,100	SLM Corporation[a]	92,729
5,051	Western Alliance Bancorp[a]	156,177

	Total	1,500,091

Health Care (22.8%)
4,147	Acadia Healthcare Company, Inc.[a]	284,070
3,100	Acorda Therapeutics, Inc.[a]	93,217
6,458	Akorn, Inc.[a,b]	268,911
3,030	Align Technology, Inc.[a]	178,285
1,737	AMN Healthcare Services, Inc.[a]	39,621
664	Anacor Pharmaceuticals, Inc.[a]	34,986
4,330	Cardiovascular Systems, Inc.[a]	135,529
3,470	Centene Corporation[a]	215,106
2,544	Cyberonics, Inc.[a]	154,955
11,628	Depomed, Inc.[a]	270,467
1,800	EXACT Sciences Corporation[a,b]	37,620
8,005	ExamWorks Group, Inc.[a]	327,805
2,923	Furiex Pharmaceuticals, Inc. Contigent Value Right[a,c]	28,499
5,728	Impax Laboratories, Inc.[a]	259,249
3,900	Inogen, Inc.[a]	143,286
11,035	Ironwood Pharmaceuticals, Inc.[a]	150,738
2,177	Neurocrine Biosciences, Inc.[a]	74,214
6,851	NuVasive, Inc.[a]	306,445
517	Puma Biotechnology, Inc.[a]	93,360
3,891	Team Health Holdings, Inc.[a]	231,787
2,869	Teleflex, Inc.	352,772
8,400	Veeva Systems, Inc.[a,b]	223,020

	Total	3,903,942

Industrials (16.0%)
1,815	Generac Holdings, Inc.[a]	75,667
2,176	Granite Construction, Inc.	75,529
3,244	H&E Equipment Services, Inc.	80,192
8,195	Healthcare Services Group, Inc.	248,063
2,713	Heico Corporation	151,494
4,253	Huron Consulting Group, Inc.[a]	257,817
764	MasTec, Inc.[a]	13,706
2,833	Middleby Corporation[a]	287,096
6,745	On Assignment, Inc.[a]	226,969
5,819	PGT, Inc.[a]	65,871
3,723	Proto Labs, Inc.[a]	260,610
4,832	Ritchie Brothers Auctioneers, Inc.[b]	122,201
4,011	Saia, Inc.[a]	163,448
3,444	Spirit Airlines, Inc.[a]	235,811
5,778	Swift Transportation Company[a]	139,828
4,292	WageWorks, Inc.[a]	216,317
1,052	Watsco, Inc.	126,545

	Total	2,747,164

Information Technology (23.4%)
5,204	A10 Networks, Inc.[a]	23,678
3,191	Ambarella, Inc.[a,b]	233,422
17,238	Applied Micro Circuits Corporation[a]	92,568
2,752	Applied Optoelectronics, Inc.[a]	39,299
1,700	Arista Networks, Inc.[a,b]	108,817
3,320	Aspen Technology, Inc.[a]	147,375
4,111	Cardtronics, Inc.[a]	155,108
2,564	Cavium, Inc.[a]	166,121
4,348	Cognex Corporation[a]	195,182
1,633	Coherent, Inc.[a]	97,980
3,981	Constant Contact, Inc.[a]	138,738
1,817	Cornerstone OnDemand, Inc.[a]	52,021
3,849	Dealertrack Technologies, Inc.[a]	151,304
3,337	Demandware, Inc.[a]	205,559
2,353	DST Systems, Inc.	270,783
2,100	Envestnet, Inc.[a]	107,646
783	FARO Technologies, Inc.[a]	31,187
1,200	FEI Company	90,552
6,229	Guidewire Software, Inc.[a]	311,138
4,249	HomeAway, Inc.[a]	118,759
2,102	Manhattan Associates, Inc.[a]	110,481
13,591	MaxLinear, Inc.[a]	115,931
2,790	Monolithic Power Systems, Inc.	144,606
5,886	Proofpoint, Inc.[a]	317,726
602	Tyler Technologies, Inc.[a]	73,414
1,135	Ultimate Software Group, Inc.[a]	188,660
8,007	Virtusa Corporation[a]	318,679

	Total	4,006,734

Materials (3.1%)
4,839	Chemtura Corporation[a]	145,799
11,986	Graphic Packaging Holding Company	169,003

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER SMALL CAP GROWTH FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (96.7%)	Value
Materials (3.1%) - continued
5,298	PolyOne Corporation	$206,887

	Total	521,689

	Total Common Stock (cost $14,623,549)	16,553,645

Shares	Collateral Held for Securities Loaned (8.4%)	Value
1,441,793	Thrivent Cash Management Trust	1,441,793

	Total Collateral Held for Securities Loaned (cost $1,441,793)	1,441,793

Shares or Principal Amount	Short-Term Investments (4.1%)[d]	Value
703,592	Thrivent Cash Management Trust 0.070%	703,592

	Total Short-Term Investments (at amortized cost)	703,592

	Total Investments (cost $16,768,934) 109.2%	$18,699,030

	Other Assets and Liabilities, Net (9.2%)	(1,573,282)

	Total Net Assets 100.0%	$17,125,748

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,801,742
Gross unrealized depreciation	(893,761)

Net unrealized appreciation (depreciation)	$1,907,981

Cost for federal income tax purposes	$16,791,049

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,830,650	2,830,650	–	–
Consumer Staples	439,778	439,778	–	–
Energy	603,597	603,597	–	–
Financials	1,500,091	1,500,091	–	–
Health Care	3,903,942	3,875,443	–	28,499
Industrials	2,747,164	2,747,164	–	–
Information Technology	4,006,734	4,006,734	–	–
Materials	521,689	521,689	–	–
Collateral Held for Securities Loaned	1,441,793	1,441,793	–	–
Short-Term Investments	703,592	703,592	–	–

Total	$18,699,030	$18,670,531	$–	$28,499

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$217,215	$4,628,978	$3,404,400	1,441,793	$1,441,793	$12,043
Cash Management Trust-Short Term Investment	501,403	3,836,177	3,633,988	703,592	703,592	175
Total Value and Income Earned	718,618				2,145,385	12,218

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER SMALL CAP VALUE FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (12.3%)
114,300	Aaron’s, Inc.	$3,886,200
21,700	American Public Education, Inc.[a]	605,213
31,000	Apollo Group, Inc.[a]	520,335
23,100	Belmond, Ltd.[a]	284,592
23,300	Brunswick Corporation	1,165,932
36,900	Crocs, Inc.[a]	487,080
34,100	CSS Industries, Inc.	966,394
42,400	Culp, Inc.	1,096,040
33,700	Dorman Products, Inc.[a,b]	1,578,171
32,400	Drew Industries, Inc.	1,836,108
38,200	Ethan Allen Interiors, Inc.	925,204
49,900	Fred’s, Inc.	841,813
53,400	Haverty Furniture Companies, Inc.	1,145,964
21,300	Interval Leisure Group, Inc.	528,027
47,100	Meritage Homes Corporation[a]	2,014,467
81,300	Modine Manufacturing Company[a]	999,177
23,000	National CineMedia, Inc.	350,520
49,500	New Media Investment Group, Inc.	1,144,935
14,400	Party City Holdco, Inc.[a]	299,376
91,250	Pier 1 Imports, Inc.[b]	1,154,312
171,700	Quiksilver, Inc.[a,b]	285,022
9,300	Red Robin Gourmet Burgers, Inc.[a]	698,337
4,400	Saga Communications, Inc.	175,956
2,900	Scholastic Corporation	117,856
48,000	Shiloh Industries, Inc.[a]	558,240
73,400	Sportsman’s Warehouse Holdings, Inc.[a,b]	706,842
66,300	Stein Mart, Inc.	784,329
24,750	Steven Madden, Ltd.[a]	965,745

	Total	26,122,187

Consumer Staples (2.4%)
24,100	Pinnacle Foods, Inc.	977,255
22,900	Post Holdings, Inc.[a]	1,074,926
9,000	PriceSmart, Inc.	724,140
53,400	Spartannash Company	1,611,078
25,500	Vector Group, Ltd.	564,825

	Total	4,952,224

Energy (3.7%)
23,500	Atwood Oceanics, Inc.	784,430
10,900	Bristow Group, Inc.	677,217
17,300	CARBO Ceramics, Inc.[b]	765,179
14,100	Clayton Williams Energy, Inc.[a,b]	784,947
19,600	Gulf Island Fabrication, Inc.	258,524
15,400	PDC Energy, Inc.[a]	873,796
39,100	Rosetta Resources, Inc.[a]	892,653
218,900	Teekay Tankers, Ltd.	1,379,070
57,700	Tesco Corporation	742,022
97,900	Tetra Technologies, Inc.[a]	706,838

	Total	7,864,676

Financials (29.8%)
26,900	Acadia Realty Trust	831,210
80,700	Ares Capital Corporation	1,373,514
42,900	Associated Estates Realty Corporation	1,222,650
35,000	Assured Guaranty, Ltd.	909,650
60,800	BBCN Bancorp, Inc.	862,752
35,940	Catchmark Timber Trust, Inc.	416,904
98,700	CBL & Associates Properties, Inc.	1,777,587
177,500	Cedar Realty Trust, Inc.	1,240,725
233,700	CoBiz Financial, Inc.	2,806,737
49,400	Columbia Banking System, Inc.	1,467,180
54,100	Compass Diversified Holdings	931,602
17,500	Corporate Office Properties Trust	461,825
7,500	Douglas Emmett, Inc.	213,750
88,100	East West Bancorp, Inc.	3,575,979
54,560	Employers Holdings, Inc.	1,331,810
2,000	Enstar Group, Ltd.[a]	284,080
111,700	First Potomac Realty Trust	1,197,424
17,800	Forestar Real Estate Group, Inc.[a]	262,728
75,800	Glacier Bancorp, Inc.	1,996,572
55,300	Golub Capital BDC, Inc.	971,068
70,100	Hatteras Financial Corporation	1,266,006
111,100	Hercules Technology Growth Capital, Inc.	1,544,290
93,500	Home Bancshares, Inc.	3,074,280
14,800	Home Properties, Inc.	1,088,688
12,000	iShares Russell 2000 Value Index Fund	1,211,640
50,500	Janus Capital Group, Inc.	903,950
39,100	JMP Group, LLC	301,070
14,300	Kilroy Realty Corporation	1,015,157
51,675	Kite Realty Group Trust	1,353,885
53,200	LaSalle Hotel Properties	1,951,908
17,200	Main Street Capital Corporation	538,876
118,800	Meadowbrook Insurance Group, Inc.	1,014,552
42,500	National Interstate Corporation	1,190,850
11,400	Piper Jaffray Companies[a]	575,130
34,500	Potlatch Corporation	1,273,395
81,000	ProAssurance Corporation	3,640,950
8,100	PS Business Parks, Inc.	618,435
82,900	Radian Group, Inc.[b]	1,480,594
111,900	Redwood Trust, Inc.	1,923,561
54,200	Safeguard Scientifics, Inc.[a]	975,058
6,900	Safety Insurance Group, Inc.	401,234
71,300	Sandy Spring Bancorp, Inc.	1,858,078
29,200	State Auto Financial Corporation	689,704
77,800	Strategic Hotels & Resorts, Inc.[a]	910,260
21,800	SVB Financial Group[a]	2,894,168
37,900	TCP Capital Corporation	603,747
31,200	THL Credit, Inc.	383,448
13,200	Waddell & Reed Financial, Inc.	651,024
40,400	Washington Real Estate Investment Trust	998,688
44,500	Wintrust Financial Corporation	2,168,930
7,100	WSFS Financial Corporation	505,307

	Total	63,142,610

Health Care (5.7%)
11,500	Analogic Corporation	971,750
4,200	Atrion Corporation	1,364,370
9,800	Ensign Group, Inc.	412,678
40,800	Halyard Health, Inc.[a,b]	1,977,984
25,800	National Healthcare Corporation	1,633,140
48,200	Select Medical Holdings Corporation	701,310
53,700	Triple-S Management Corporation[a]	1,005,264
14,200	Wellcare Health Plans, Inc.[a]	1,099,506
54,300	West Pharmaceutical Services, Inc.	2,893,104

	Total	12,059,106

Industrials (23.4%)
32,800	A.O. Smith Corporation	2,095,920
56,400	Aegion Corporation[a]	1,038,888
49,200	Alaska Air Group, Inc.	3,151,752
22,900	Applied Industrial Technologies, Inc.	956,533
27,900	Astec Industries, Inc.	1,174,032
90,000	Beacon Roofing Supply, Inc.[a]	2,674,800
17,900	Brady Corporation	476,677

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER SMALL CAP VALUE FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (98.4%)	Value
Industrials (23.4%) - continued
23,500	Circor International, Inc.	$1,284,040
60,000	Comfort Systems USA, Inc.	1,241,400
10,700	Cubic Corporation	530,506
44,700	ESCO Technologies, Inc.	1,640,490
31,800	Franklin Electric Company, Inc.	1,149,888
28,400	FTI Consulting, Inc.[a]	1,167,524
31,200	G & K Services, Inc.	2,202,720
35,700	Genesee & Wyoming, Inc.[a]	3,318,315
68,300	Gibraltar Industries, Inc.[a]	1,131,048
15,520	Hillenbrand, Inc.	456,133
24,400	Hub Group, Inc.[a]	973,560
29,200	Kaman Corporation	1,217,932
63,600	Kforce, Inc.	1,446,264
20,000	Kirby Corporation[a]	1,570,600
37,500	Landstar System, Inc.	2,336,625
27,900	Luxfer Holdings plc ADR	358,515
25,000	Matson, Inc.	1,012,500
43,700	Matthews International Corporation	2,120,761
71,800	McGrath Rentcorp	2,377,298
28,100	Mine Safety Appliances Company	1,285,294
83,600	Navigant Consulting, Inc.[a]	1,208,856
18,500	Nordson Corporation	1,473,525
8,600	RBC Bearings, Inc.	627,714
20,300	Sun Hydraulics Corporation	789,873
24,700	Universal Forest Products, Inc.	1,366,404
36,900	Universal Truckload Services, Inc.	783,756
79,200	UTI Worldwide, Inc.[a,b]	715,176
25,700	Waste Connections, Inc.	1,218,437
16,080	Woodward, Inc.	756,564
16,900	YRC Worldwide, Inc.[a]	263,640

	Total	49,593,960

Information Technology (9.5%)
39,700	Advanced Energy Industries, Inc.[a]	971,062
10,900	Badger Meter, Inc.	678,198
33,000	Belden, Inc.	2,770,350
62,800	Brooks Automation, Inc.	675,728
38,000	Cabot Microelectronics Corporation[a]	1,797,400
32,300	Cohu, Inc.	338,181
76,100	Electro Rent Corporation	824,924
86,000	Electro Scientific Industries, Inc.	490,200
38,100	Entegris, Inc.[a]	507,111
56,200	Fabrinet[a]	1,017,782
27,000	Intersil Corporation	360,450
90,200	Intevac, Inc.[a]	436,568
94,700	Ixia[a]	1,134,506
14,100	Littelfuse, Inc.	1,381,659
22,400	Methode Electronics, Inc.	951,104
23,300	Newport Corporation[a]	444,331
45,400	Progress Software Corporation[a]	1,198,560
37,380	Sonus Networks, Inc.[a]	296,050
38,500	Synnex Corporation	2,945,250
44,800	Teradyne, Inc.	817,600

	Total	20,037,014

Materials (6.8%)
35,300	American Vanguard Corporation[b]	385,123
40,900	AptarGroup, Inc.	2,538,663
24,100	Carpenter Technology Corporation	1,042,325
27,100	Clearwater Paper Corporation[a]	1,733,587
14,100	Franco-Nevada Corporation	732,055
64,500	Innospec, Inc.	2,818,650
31,000	Minerals Technologies, Inc.	2,099,630
71,000	Myers Industries, Inc.	1,148,070
25,100	Ryerson Holding Corporation[a,b]	139,054
42,600	Stillwater Mining Company[a]	572,118
127,800	Wausau Paper Corporation	1,191,096

	Total	14,400,371

Utilities (4.8%)
18,500	Black Hills Corporation	911,865
39,300	Cleco Corporation	2,135,955
39,600	El Paso Electric Company	1,473,516
32,800	NorthWestern Corporation	1,708,552
2,600	ONE Gas, Inc.	109,122
45,200	PNM Resources, Inc.	1,255,656
5,800	Portland General Electric Company	203,928
38,900	Southwest Gas Corporation	2,139,500
3,900	Vectren Corporation	168,363

	Total	10,106,457

	Total Common Stock (cost $129,136,857)	208,278,605

Shares	Preferred Stock (0.1%)	Value
Health Care (0.1%)
21,161	National Healthcare Corporation, Convertible[c]	327,995

	Total	327,995

	Total Preferred Stock (cost $285,405)	327,995

Shares	Collateral Held for Securities Loaned (3.6%)	Value
7,698,523	Thrivent Cash Management Trust	7,698,523

	Total Collateral Held for Securities Loaned (cost $7,698,523)	7,698,523

Shares or Principal Amount	Short-Term Investments (1.6%)[d]	Value
3,314,809	Thrivent Cash Management Trust 0.070%	3,314,809

	Total Short-Term Investments (at amortized cost)	3,314,809

	Total Investments (cost $140,435,594) 103.7%	$219,619,932

	Other Assets and Liabilities, Net (3.7%)	(7,895,278)

	Total Net Assets 100.0%	$211,724,654

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER SMALL CAP VALUE FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 84,334,784
Gross unrealized depreciation	(5,483,750)

Net unrealized appreciation (depreciation)	$78,851,034

Cost for federal income tax purposes	$140,768,898

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Partner Small Cap value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	26,122,187	26,122,187	–	–
Consumer Staples	4,952,224	4,952,224	–	–
Energy	7,864,676	7,864,676	–	–
Financials	63,142,610	63,142,610	–	–
Health Care	12,059,106	12,059,106	–	–
Industrials	49,593,960	49,593,960	–	–
Information Technology	20,037,014	20,037,014	–	–
Materials	14,400,371	13,668,316	732,055	–
Utilities	10,106,457	10,106,457	–	–

Preferred Stock
Health Care	327,995	327,995	–	–
Collateral Held for Securities Loaned	7,698,523	7,698,523	–	–
Short-Term Investments	3,314,809	3,314,809	–	–

Total	$219,619,932	$218,887,877	$732,055	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap value Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$8,739,961	$28,037,147	$29,078,585	7,698,523	$7,698,523	$43,476
Cash Management Trust-Short Term Investment	7,402,448	22,980,760	27,068,399	3,314,809	3,314,809	1,589
Total Value and Income Earned	16,142,409				11,013,332	45,065

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (12.1%)
25,890	Aaron’s, Inc.	$4,280,260
52,776	Cedar Fair, LP	2,978,150
53,110	G-III Apparel Group, Ltd.[a]	5,904,770
174,350	Houghton Mifflin Harcourt Company[a]	3,985,641
201,317	MDC Partners, Inc.	4,215,578
280,797	NutriSystem, Inc.	5,349,183
73,310	Oxford Industries, Inc.	5,824,479
49,850	Papa John’s International, Inc.	3,059,294
379,500	Tuesday Morning Corporation[a]	6,003,690
26,690	Zoe’s Kitchen, Inc.[a,b]	817,515

	Total	42,418,560

Consumer Staples (2.9%)
80,280	TreeHouse Foods, Inc.[a]	6,523,553
80,730	WhiteWave Foods Company[a]	3,549,698

	Total	10,073,251

Energy (3.5%)
123,620	Laredo Petroleum Holdings, Inc.[a,b]	1,953,196
103,090	Market Vectors Oil Service ETF[b]	4,024,634
129,470	Oasis Petroleum, Inc.[a,b]	2,322,692
93,550	Rex Energy Corporation[a,b]	467,750
83,080	Rosetta Resources, Inc.[a]	1,896,716
365,041	Trinidad Drilling, Ltd.[b]	1,533,989

	Total	12,198,977

Financials (24.3%)
29,622	Affiliated Managers Group, Inc.[a]	6,698,423
46,780	Allied World Assurance Company Holdings AG	1,924,529
66,270	American Assets Trust, Inc.	2,637,546
52,462	Argo Group International Holdings, Ltd.	2,570,113
164,890	Assured Guaranty, Ltd.	4,285,491
186,200	BBCN Bancorp, Inc.	2,642,178
302,300	CNO Financial Group, Inc.	5,139,100
89,140	Encore Capital Group, Inc.[a,b]	3,604,822
27,100	Extra Space Storage, Inc.	1,786,703
279,060	Hanmi Financial Corporation	5,938,397
57,870	HCC Insurance Holdings, Inc.	3,296,275
48,790	iShares Russell 2000 Growth Index Fund[b]	7,174,570
43,260	iShares Russell 2000 Index Fund[b]	5,241,382
91,150	PacWest Bancorp	4,110,865
103,400	Parkway Properties, Inc.	1,682,318
85,889	Pebblebrook Hotel Trust	3,688,074
79,860	Primerica, Inc.	3,691,129
15,520	SVB Financial Group[a]	2,060,435
273,080	Synovus Financial Corporation	7,553,393
115,430	Talmer Bancorp, Inc.	1,775,313
150,490	Terreno Realty Corporation	3,202,427
143,370	Western Alliance Bancorp[a]	4,433,000

	Total	85,136,483

Health Care (11.0%)
70,100	Acorda Therapeutics, Inc.[a]	2,107,907
77,280	Akorn, Inc.[a,b]	3,217,939
55,330	Align Technology, Inc.[a]	3,255,617
175,410	AMN Healthcare Services, Inc.[a]	4,001,102
13,417	Anacor Pharmaceuticals, Inc.[a]	706,942
211,902	ExamWorks Group, Inc.[a]	8,677,387
45,860	Neurocrine Biosciences, Inc.[a]	1,563,367
129,783	NuVasive, Inc.[a]	5,805,194
76,270	Teleflex, Inc.	9,378,159

	Total	38,713,614

Industrials (19.4%)
110,620	CLARCOR, Inc.	7,190,300
72,940	Curtiss-Wright Corporation	5,328,996
169,161	EMCOR Group, Inc.	7,549,656
59,650	Esterline Technologies Corporation[a]	6,638,449
130,275	Granite Construction, Inc.	4,521,845
116,717	HNI Corporation	5,443,681
87,180	Huron Consulting Group, Inc.[a]	5,284,852
130,610	Interface, Inc.	2,838,155
211,400	Korn/Ferry International	6,665,442
5,100	Landstar System, Inc.	317,781
226,100	Progressive Waste Solutions, Ltd.	6,536,551
16,570	Proto Labs, Inc.[a,b]	1,159,900
161,000	Ritchie Brothers Auctioneers, Inc.[b]	4,071,690
68,590	Tennant Company	4,409,651

	Total	67,956,949

Information Technology (16.5%)
35,740	Arista Networks, Inc.[a,b]	2,287,717
405,100	Atmel Corporation	3,070,658
131,190	Broadridge Financial Solutions, Inc.	7,073,765
61,830	DST Systems, Inc.	7,115,396
39,760	Envestnet, Inc.[a]	2,038,098
68,869	FARO Technologies, Inc.[a]	2,743,052
52,330	FEI Company	3,948,822
90,350	Guidewire Software, Inc.[a]	4,512,983
107,690	Microsemi Corporation[a]	3,592,538
169,530	National Instruments Corporation	4,848,558
68,296	Plantronics, Inc.	3,638,128
73,180	Textura Corporation[a,b]	1,915,121
116,740	Veeco Instruments, Inc.[a]	3,444,997
192,397	Virtusa Corporation[a]	7,657,401

	Total	57,887,234

Materials (5.0%)
109,100	Chemtura Corporation[a,b]	3,287,183
34,170	Eagle Materials, Inc.	2,849,436
239,370	Horsehead Holding Corporation[a,b]	3,578,582
155,770	Materials Select Sector SPDR Fund	7,853,923

	Total	17,569,124

Utilities (3.4%)
62,330	Dynegy, Inc.[a]	2,073,719
36,930	Laclede Group, Inc.	1,917,775
113,950	NorthWestern Corporation	5,935,656
51,990	Portland General Electric Company[b]	1,827,968

	Total	11,755,118

	Total Common Stock (cost $290,241,640)	343,709,310

Shares	Collateral Held for Securities Loaned (12.5%)	Value
43,847,521	Thrivent Cash Management Trust	43,847,521

	Total Collateral Held for Securities Loaned (cost $43,847,521)	43,847,521

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.6%)[c]	Value
12,694,741	Thrivent Cash Management Trust 0.050%	$12,694,741

	Total Short-Term Investments (at amortized cost)	12,694,741

	Total Investments (cost $346,783,902) 114.2%	$400,251,572

	Other Assets and Liabilities, Net (14.2%)	(49,688,075)

	Total Net Assets 100.0%	$350,563,497

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$65,363,440
Gross unrealized depreciation	(11,822,010)

Net unrealized appreciation (depreciation)	$53,541,430

Cost for federal income tax purposes	$346,710,142

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	42,418,560	42,418,560	–	–
Consumer Staples	10,073,251	10,073,251	–	–
Energy	12,198,977	10,664,988	1,533,989	–
Financials	85,136,483	85,136,483	–	–
Health Care	38,713,614	38,713,614	–	–
Industrials	67,956,949	67,956,949	–	–
Information Technology	57,887,234	57,887,234	–	–
Materials	17,569,124	17,569,124	–	–
Utilities	11,755,118	11,755,118	–	–
Collateral Held for Securities Loaned	43,847,521	43,847,521	–	–
Short-Term Investments	12,694,741	12,694,741	–	–

Total	$400,251,572	$398,717,583	$1,533,989	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$13,527,930	$91,021,911	$60,702,320	43,847,521	$43,847,521	$143,399
Cash Management Trust-Short Term Investment	10,468,825	56,170,037	53,944,121	12,694,741	12,694,741	2,631
Total Value and Income Earned	23,996,755				56,542,262	146,030

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP GROWTH FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (94.9%)	Value
Consumer Discretionary (21.5%)
67,918	Delphi Automotive plc	$5,637,194
113,391	Dollar Tree, Inc.[a]	8,664,206
30,499	Harman International Industries, Inc.	3,976,460
195,922	Jarden Corporation[a]	10,027,288
92,270	Limited Brands, Inc.	8,245,247
103,157	Marriott International, Inc.	8,257,718
41,118	O’Reilly Automotive, Inc.[a]	8,956,734
58,972	PVH Corporation	6,094,756
18,751	Ralph Lauren Corporation	2,501,571
83,986	Ross Stores, Inc.	8,304,536
81,992	Starwood Hotels & Resorts Worldwide, Inc.	7,047,212
66,181	Toll Brothers, Inc.[a]	2,352,073
49,645	Tractor Supply Company	4,272,449
18,771	Ulta Salon Cosmetics & Fragrance, Inc.[a]	2,836,110
55,808	Under Armour, Inc.[a]	4,327,910
75,572	VF Corporation	5,473,680

	Total	96,975,144

Consumer Staples (5.4%)
127,110	Hain Celestial Group, Inc.[a]	7,657,106
79,874	Monster Beverage Corporation[a]	10,951,524
70,493	United Natural Foods, Inc.[a]	4,755,458
24,226	Whole Foods Market, Inc.	1,157,034

	Total	24,521,122

Energy (4.5%)
35,005	Concho Resources, Inc.[a]	4,433,733
64,320	Helmerich & Payne, Inc.[b]	5,015,030
34,951	HollyFrontier Corporation	1,355,400
150,690	Patterson-UTI Energy, Inc.	3,367,922
37,417	SM Energy Company	2,169,064
132,908	Southwestern Energy Company[a]	3,725,411

	Total	20,066,560

Financials (8.4%)
46,976	Affiliated Managers Group, Inc.[a]	10,622,683
117,374	First Republic Bank	6,841,730
26,093	Intercontinental Exchange, Inc.	5,858,661
501,230	SLM Corporation[a]	5,107,534
18,416	SVB Financial Group[a]	2,444,908
115,491	TD Ameritrade Holding Corporation	4,186,549
99,503	Zions Bancorporation	2,819,418

	Total	37,881,483

Health Care (16.1%)
22,894	Actavis plc[a]	6,475,797
70,689	AmerisourceBergen Corporation	8,079,753
78,998	BioMarin Pharmaceutical, Inc.[a]	8,851,726
82,747	Cerner Corporation[a]	5,942,062
23,376	Cooper Companies, Inc.	4,162,564
157,578	Envision Healthcare Holdings, Inc.[a]	5,981,661
15,482	Mettler-Toledo International, Inc.[a]	4,907,949
97,710	Mylan NVa	7,060,524
42,290	Perrigo Company plc	7,750,911
63,249	Team Health Holdings, Inc.[a]	3,767,743
44,842	Teleflex, Inc.	5,513,772
15,225	Universal Health Services, Inc.	1,780,564
17,218	Vertex Pharmaceuticals, Inc.[a]	2,122,635

	Total	72,397,661

Industrials (13.8%)
54,527	B/E Aerospace, Inc.	3,260,169
29,975	Fastenal Company[b]	1,277,535
118,056	Fortune Brands Home and Security, Inc.	5,265,298
47,456	Graco, Inc.	3,398,799
58,396	JB Hunt Transport Services, Inc.	5,092,131
39,220	Manpower, Inc.	3,346,643
70,410	Nielsen NV	3,164,225
49,908	Old Dominion Freight Line, Inc.[a]	3,549,956
148,529	Robert Half International, Inc.	8,235,933
27,730	Roper Industries, Inc.	4,663,354
143,102	Southwest Airlines Company	5,804,217
79,958	Stericycle, Inc.[a]	10,668,796
46,450	United Rentals, Inc.[a]	4,486,141

	Total	62,213,197

Information Technology (20.2%)
106,076	Agilent Technologies, Inc.	4,388,364
166,465	Amphenol Corporation	9,217,167
59,263	ANSYS, Inc.[a]	5,087,136
82,710	ARM Holdings plc ADR	4,217,383
136,495	Ciena Corporation[a]	2,907,343
17,800	Demandware, Inc.[a]	1,096,480
26,592	F5 Networks, Inc.[a]	3,244,756
224,840	Fortinet, Inc.[a]	8,485,462
68,196	Gartner, Inc.[a]	5,658,904
90,432	HomeAway, Inc.[a]	2,527,574
21,177	IAC/InterActiveCorporation	1,478,578
60,139	Imperva, Inc.[a]	2,743,541
52,882	Keysight Technologies, Inc.[a]	1,769,432
47,591	Nice Systems, Ltd. ADR	2,848,321
116,593	NXP Semiconductors NVa	11,206,919
20,980	Palo Alto Networks, Inc.[a]	3,099,166
205,511	QLIK Technologies, Inc.[a]	7,149,728
77,386	ServiceNow, Inc.[a]	5,793,116
42,868	Skyworks Solutions, Inc.	3,954,573
53,174	Synopsys, Inc.[a]	2,492,797
9,800	Ultimate Software Group, Inc.[a]	1,628,956

	Total	90,995,696

Materials (3.0%)
46,345	Airgas, Inc.	4,693,821
31,997	Celanese Corporation	2,123,321
88,541	FMC Corporation	5,251,367
75,035	Silver Wheaton Corporation	1,481,191

	Total	13,549,700

Telecommunications Services (2.0%)
31,359	Level 3 Communications, Inc.[a]	1,754,222
61,184	SBA Communications Corporation[a]	7,086,331

	Total	8,840,553

	Total Common Stock (cost $286,809,322)	427,441,116

Shares	Collateral Held for Securities Loaned (1.2%)	Value
5,260,000	Thrivent Cash Management Trust	5,260,000

	Total Collateral Held for Securities Loaned (cost $5,260,000)	5,260,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP GROWTH FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.2%)[c]	Value
19,118,667	Thrivent Cash Management Trust 0.070%	$19,118,667

	Total Short-Term Investments (at amortized cost)	19,118,667

	Total Investments (cost $311,187,989) 100.3%	$451,819,783

	Other Assets and Liabilities, Net (0.3%)	(1,527,342)

	Total Net Assets 100.0%	$450,292,441

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$145,171,459
Gross unrealized depreciation	(4,739,744)

Net unrealized appreciation (depreciation)	$140,431,715

Cost for federal income tax purposes	$311,388,068

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	96,975,144	96,975,144	–	–
Consumer Staples	24,521,122	24,521,122	–	–
Energy	20,066,560	20,066,560	–	–
Financials	37,881,483	37,881,483	–	–
Health Care	72,397,661	72,397,661	–	–
Industrials	62,213,197	62,213,197	–	–
Information Technology	90,995,696	90,995,696	–	–
Materials	13,549,700	13,549,700	–	–
Telecommunications Services	8,840,553	8,840,553	–	–
Collateral Held for Securities Loaned	5,260,000	5,260,000	–	–
Short-Term Investments	19,118,667	19,118,667	–	–

Total	$451,819,783	$451,819,783	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$1,575,210	$48,485,012	$44,800,222	5,260,000	$5,260,000	$2,054
Cash Management Trust-Short Term Investment	16,400,100	73,553,961	70,835,394	19,118,667	19,118,667	5,372
Total Value and Income Earned	17,975,310			_	24,378,667	7,426

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER MID CAP VALUE FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (14.0%)
10,081	AMC Networks, Inc.[a]	$760,511
38,971	Best Buy Company, Inc.	1,350,345
43,585	Discovery Communications, Inc., Class Aa	1,410,411
14,306	Expedia, Inc.	1,348,054
15,082	Fossil, Inc.[a]	1,266,586
74,444	Gap, Inc.	2,950,960
19,159	GNC Holdings, Inc.	824,795
35,872	Kate Spade & Company[a]	1,173,015
3,582	Liberty Broadband Corporation[a]	194,359
48,510	Liberty Interactive Corporation[a]	1,395,148
26,115	Liberty Media Corporation[a]	991,064
94,420	MGM Resorts International[a]	1,996,983
8,723	Mohawk Industries, Inc.[a]	1,513,441
11,764	Ralph Lauren Corporation	1,569,435
19,939	Scripps Networks Interactive, Inc.	1,392,939
142,488	Staples, Inc.	2,325,404
12,969	Starwood Hotels & Resorts Worldwide, Inc.	1,114,686
33,534	Toll Brothers, Inc.[a]	1,191,798
6,385	Urban Outfitters, Inc.[a]	255,655
27,961	Vista Outdoor, Inc.[a]	1,223,573

	Total	26,249,162

Consumer Staples (6.3%)
66,906	ConAgra Foods, Inc.	2,418,652
18,211	Energizer Holdings, Inc.	2,487,987
13,308	Mead Johnson Nutrition Company	1,276,503
25,273	Molson Coors Brewing Company	1,857,818
54,365	Tyson Foods, Inc.	2,147,418
35,384	Whole Foods Market, Inc.	1,689,940

	Total	11,878,318

Energy (5.7%)
55,229	Devon Energy Corporation	3,767,170
10,801	Pioneer Natural Resources Company	1,866,197
124,016	Southwestern Energy Company[a]	3,476,169
101,184	Weatherford International, Ltd.[a]	1,472,227

	Total	10,581,763

Financials (27.5%)
43,373	Arthur J. Gallagher & Company	2,074,531
122,537	Brixmor Property Group, Inc.	2,873,493
95,043	Citizens Financial Group, Inc.[a]	2,475,870
121,888	DDR Corporation	2,078,190
12,963	Everest Re Group, Ltd.	2,319,210
85,117	Fifth Third Bancorp	1,702,340
88,946	First Horizon National Corporation	1,267,480
153,396	Genworth Financial, Inc.[a]	1,348,351
295,706	Huntington Bancshares, Inc.	3,211,367
52,831	Invesco, Ltd.	2,188,260
64,082	Lincoln National Corporation	3,619,992
14,226	Mid-America Apartment Communities, Inc.	1,061,402
168,601	Navient Corporation	3,294,463
37,280	Principal Financial Group, Inc.	1,905,754
33,104	Prologis, Inc.	1,330,781
46,731	Raymond James Financial, Inc.	2,641,703
59,027	RLJ Lodging Trust	1,751,331
272,404	SLM Corporation[a]	2,775,797
100,689	Starwood Property Trust, Inc.	2,417,543
27,964	Unum Group	955,250
35,385	Validus Holdings, Ltd.	1,480,154
40,684	Voya Financial, Inc.	1,722,561
60,821	XL Group plc	2,255,243
99,629	Zions Bancorporation	2,822,988

	Total	51,574,054

Health Care (9.1%)
116,259	Allscripts Healthcare Solutions, Inc.[a]	1,546,245
28,454	Cardinal Health, Inc.	2,399,810
13,108	CIGNA Corporation	1,633,781
23,172	Endo International plc[a]	1,947,954
41,498	Envision Healthcare Holdings, Inc.[a]	1,575,264
17,942	HCA Holdings, Inc.[a]	1,327,887
18,996	Laboratory Corporation of America Holdings[a]	2,271,162
25,737	Mylan NVa	1,859,756
22,732	Zimmer Holdings, Inc.	2,496,883

	Total	17,058,742

Industrials (10.6%)
28,617	Armstrong World Industries, Inc.[a]	1,566,495
11,456	Dover Corporation	867,448
53,646	Fortune Brands Home and Security, Inc.	2,392,612
107,781	Hertz Global Holdings, Inc.[a]	2,246,156
39,666	Jacobs Engineering Group, Inc.[a]	1,700,085
9,115	Kansas City Southern	934,196
21,341	Kirby Corporation[a]	1,675,909
11,221	Orbital ATK, Inc.	820,928
50,490	Terex Corporation	1,386,455
49,080	Textron, Inc.	2,158,538
25,599	Triumph Group, Inc.	1,516,485
43,500	United Continental Holdings, Inc.[a]	2,598,690

	Total	19,863,997

Information Technology (13.2%)
30,492	Altera Corporation	1,270,907
22,137	AOL, Inc.[a]	883,266
183,522	Atmel Corporation	1,391,097
66,772	Broadcom Corporation	2,951,656
172,603	Brocade Communications Systems, Inc.	1,950,414
11,892	Check Point Software Technologies, Ltd.[a]	992,744
25,396	Citrix Systems, Inc.[a]	1,705,595
8,848	Fidelity National Information Services, Inc.	552,912
71,488	JDS Uniphase Corporation[a]	905,038
58,020	Maxim Integrated Products, Inc.	1,904,797
28,593	Microchip Technology, Inc.	1,362,600
74,110	Pandora Media, Inc.[a]	1,322,122
25,111	VMware, Inc.[a]	2,212,279
23,933	Western Digital Corporation	2,339,211
9,865	WEX, Inc.[a]	1,111,884
162,006	Xerox Corporation	1,863,069

	Total	24,719,591

Materials (5.3%)
45,901	Axalta Coating Systems, Ltd.[a]	1,408,243
23,969	Celanese Corporation	1,590,583
7,338	CF Industries Holdings, Inc.	2,109,455
6,906	Martin Marietta Materials, Inc.	985,141
33,279	Packaging Corporation of America	2,302,574
44,718	Steel Dynamics, Inc.	989,609
7,581	Valspar Corporation	614,819

	Total	10,000,424

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER MID CAP VALUE FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (98.1%)	Value
Utilities (6.4%)
82,509	FirstEnergy Corporation	$2,962,898
80,965	NRG Energy, Inc.	2,043,556
33,767	PG&E Corporation	1,786,950
31,307	SCANA Corporation	1,658,645
34,160	Sempra Energy	3,626,767

	Total	12,078,816

	Total Common Stock (cost $163,461,763)	184,004,867

Shares or Principal Amount	Short-Term Investments (2.6%)[b]	Value
4,919,620	Thrivent Cash Management Trust 0.070%	4,919,620

	Total Short-Term Investments (at amortized cost)	4,919,620

	Total Investments (cost $168,381,383) 100.7%	$188,924,487

	Other Assets and Liabilities, Net (0.7%)	(1,265,047)

	Total Net Assets 100.0%	$187,659,440

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,327,321
Gross unrealized depreciation	(3,106,683)

Net unrealized appreciation (depreciation)	$20,220,638

Cost for federal income tax purposes	$168,703,849

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	26,249,162	26,249,162	–	–
Consumer Staples	11,878,318	11,878,318	–	–
Energy	10,581,763	10,581,763	–	–
Financials	51,574,054	51,574,054	–	–
Health Care	17,058,742	17,058,742	–	–
Industrials	19,863,997	19,863,997	–	–
Information Technology	24,719,591	24,719,591	–	–
Materials	10,000,424	10,000,424	–	–
Utilities	12,078,816	12,078,816	–	–
Short-Term Investments	4,919,620	4,919,620	–	–

Total	$188,924,487	$188,924,487	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Short Term Investment	$5,641,758	$26,624,163	$27,346,301	4,919,620	$4,919,620	$1,997
Total Value and Income Earned	5,641,758				4,919,620	1,997

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (94.8%)	Value
Consumer Discretionary (8.4%)
199,650	Cheesecake Factory, Inc.	$10,008,455
321,300	DISH Network Corporation[a]	21,739,158
107,350	Harman International Industries, Inc.	13,996,293
179,350	Scripps Networks Interactive, Inc.	12,529,391
394,000	Time, Inc.	8,995,020
379,750	Toll Brothers, Inc.[a]	13,496,315

	Total	80,764,632

Consumer Staples (4.5%)
143,950	Ingredion, Inc.	11,429,630
107,950	Keurig Green Mountain, Inc.	12,562,142
128,550	Molson Coors Brewing Company	9,449,710
120,850	TreeHouse Foods, Inc.[a]	9,820,271

	Total	43,261,753

Energy (4.9%)
46,000	Cameron International Corporation[a]	2,521,720
27,200	Cimarex Energy Company	3,383,680
159,200	Denbury Resources, Inc.[b]	1,402,552
23,050	Dril-Quip, Inc.[a]	1,837,546
20,550	Energen Corporation	1,462,543
37,950	Ensco plc	1,035,276
22,850	EQT Corporation	2,055,129
22,650	Gulfport Energy Corporation[a]	1,108,491
95,750	Helix Energy Solutions Group, Inc.[a]	1,577,960
61,750	HollyFrontier Corporation	2,394,665
33,450	National Oilwell Varco, Inc.	1,820,014
55,350	Newfield Exploration Company[a]	2,171,934
52,450	Noble Energy, Inc.	2,660,264
41,300	Oceaneering International, Inc.	2,276,043
36,800	Oil States International, Inc.[a]	1,751,312
79,250	Patterson-UTI Energy, Inc.	1,771,238
59,850	Rowan Companies plc	1,268,222
34,850	SM Energy Company	2,020,254
138,250	Superior Energy Services, Inc.	3,525,375
16,900	Tesoro Corporation	1,450,527
112,450	Weatherford International, Ltd.[a]	1,636,148
34,000	Western Refining, Inc.	1,497,700
37,000	Whiting Petroleum Corporation[a]	1,402,670
48,900	World Fuel Services Corporation	2,713,950

	Total	46,745,213

Financials (22.7%)
391,200	Brixmor Property Group, Inc.	9,173,640
127,400	Camden Property Trust	9,565,192
139,200	Digital Realty Trust, Inc.	8,826,672
588,300	Duke Realty Corporation	11,654,223
299,400	First Republic Bank	17,452,026
319,076	HCC Insurance Holdings, Inc.	18,174,569
716,459	Host Hotels & Resorts, Inc.	14,429,484
2,101,850	Huntington Bancshares, Inc.	22,826,091
939,400	KeyCorp	13,574,330
357,832	Lazard, Ltd.	18,975,831
117,550	M&T Bank Corporation	14,067,209
474,400	NASDAQ OMX Group, Inc.	23,070,072
259,890	Northern Trust Corporation	19,010,953
609,602	Zions Bancorporation	17,273,073

	Total	218,073,365

Health Care (15.1%)
327,150	Acorda Therapeutics, Inc.[a]	9,837,401
761,850	Allscripts Healthcare Solutions, Inc.[a]	10,132,605
107,564	C.R. Bard, Inc.	17,918,011
312,000	Centene Corporation[a]	19,340,880
71,150	Edwards Lifesciences Corporation[a]	9,011,147
540,050	Hologic, Inc.[a,b]	18,221,287
97,350	Illumina, Inc.[a]	17,936,738
73,850	Medivation, Inc.[a]	8,916,649
165,600	Universal Health Services, Inc.	19,366,920
116,250	Waters Corporation[a]	14,553,337

	Total	145,234,975

Industrials (15.3%)
612,241	ADT Corporation[b]	23,020,262
212,200	Flowserve Corporation	12,420,066
121,850	Huntington Ingalls Industries, Inc.	16,034,242
132,248	Manpower, Inc.	11,284,722
469,644	Oshkosh Corporation	25,285,633
141,118	Parker Hannifin Corporation	16,843,844
683,750	Southwest Airlines Company	27,732,900
116,850	WABCO Holdings, Inc.[a]	14,541,982

	Total	147,163,651

Information Technology (19.6%)
115,300	Alliance Data Systems Corporation[a]	34,279,843
1,208,640	Applied Materials, Inc.	23,918,986
220,853	eBay, Inc.[a]	12,866,896
547,800	Juniper Networks, Inc.	14,478,354
413,250	NetApp, Inc.	14,980,312
1,480,412	NVIDIA Corporation	32,857,744
360,700	Progress Software Corporation[a]	9,522,480
198,750	Rackspace Hosting, Inc.[a]	10,712,625
286,150	Red Hat, Inc.[a]	21,535,649
727,001	Teradyne, Inc.	13,267,768

	Total	188,420,657

Materials (2.9%)
374,000	Owens-Illinois, Inc.[a]	8,942,340
868,894	Steel Dynamics, Inc.	19,228,624

	Total	28,170,964

Utilities (1.4%)
336,850	Public Service Enterprise Group, Inc.	13,992,749

	Total	13,992,749

	Total Common Stock (cost $639,581,779)	911,827,959

Shares	Collateral Held for Securities Loaned (2.9%)	Value
27,290,300	Thrivent Cash Management Trust	27,290,300

	Total Collateral Held for Securities Loaned (cost $27,290,300)	27,290,300

Shares or Principal Amount	Short-Term Investments (5.3%)[c]	Value
51,281,517	Thrivent Cash Management Trust 0.070%	51,281,517

	Total Short-Term Investments (at amortized cost)	51,281,517

	Total Investments (cost $718,153,596) 103.0%	$990,399,776

	Other Assets and Liabilities, Net (3.0%)	(28,564,233)

	Total Net Assets 100.0%	$961,835,543

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK FUND

Schedule of Investments as of April 30, 2015

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$288,001,448
Gross unrealized depreciation	(15,586,998)

Net unrealized appreciation (depreciation)	$272,414,450

Cost for federal income tax purposes	$717,985,326

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	80,764,632	80,764,632	–	–
Consumer Staples	43,261,753	43,261,753	–	–
Energy	46,745,213	46,745,213	–	–
Financials	218,073,365	218,073,365	–	–
Health Care	145,234,975	145,234,975	–	–
Industrials	147,163,651	147,163,651	–	–
Information Technology	188,420,657	188,420,657	–	–
Materials	28,170,964	28,170,964	–	–
Utilities	13,992,749	13,992,749	–	–
Collateral Held for Securities Loaned	27,290,300	27,290,300	–	–
Short-Term Investments	51,281,517	51,281,517	–	–

Total	$990,399,776	$990,399,776	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 – April 30, 2015
Cash Management Trust-Collateral Investment	$42,247,150	$134,883,616	$149,840,466	27,290,300	$27,290,300	$79,646
Cash Management Trust-Short Term Investment	40,850,015	40,738,469	30,306,967	51,281,517	51,281,517	13,639
Total Value and Income Earned	83,097,165				78,571,817	93,285

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (86.4%)	Value	% of Net Assets
Australia (2.7%)
181,278	BHP Billiton, Ltd.	$4,629,195	0.6%
	Other Securities^	18,643,309	2.1%

	Total	23,272,504

Austria (0.9%)
80,236	AMS AG	4,362,220	0.5%
	Other Securities^	3,227,716	0.4%

	Total	7,589,936

Belgium (0.9%)
42,597	Anheuser-Busch InBev NV	5,186,119	0.6%
	Other Securities^	2,571,671	0.3%

	Total	7,757,790

Bermuda (0.8%)
92,775	Jardine Matheson Holdings, Ltd.	5,731,912	0.7%
	Other Securities^	1,316,324	0.1%

	Total	7,048,236

Brazil (1.5%)
388,078	Banco Bradesco SA ADR	4,148,554	0.6%
	Other Securities^	8,713,980	0.9%

	Total	12,862,534

Canada (3.1%)
76,178	Royal Bank of Canada	5,058,118	0.6%
	Other Securities^	21,630,200	2.5%

	Total	26,688,318

Cayman Islands (<0.1%)
	Other Securities^	43,982	<0.1%

Chile (0.2%)
	Other Securities^	1,595,314	0.2%

China (0.9%)
2,630,603	Lenovo Group, Ltd.	4,523,506	0.5%
	Other Securities^	3,019,711	0.4%

	Total	7,543,217

Denmark (1.9%)
179,720	Danske Bank AS	5,096,983	0.6%
105,099	Novo Nordisk AS	5,900,329	0.6%
	Other Securities^	5,462,719	0.7%

	Total	16,460,031

Faroe Islands (0.1%)
	Other Securities^	545,062	0.1%

Finland (0.4%)
	Other Securities^	3,206,078	0.4%

France (6.4%)
241,591	AXA SA	6,108,840	0.7%
75,688	Cap Gemini SA	6,743,471	0.7%
25,311	Christian Dior SE	4,948,332	0.7%
138,103	Compagnie de Saint-Gobain	6,276,385	0.8%
78,350	Total SA	4,242,654	0.5%
	Other Securities^	27,385,185	3.0%

	Total	55,704,867

Germany (4.5%)
106,494	Daimler AG	10,239,064	1.3%
187,975	ThyssenKrupp AG	4,994,397	0.6%
	Other Securities^	23,943,323	2.6%

	Total	39,176,784

Hong Kong (3.3%)
337,175	Hutchison Whampoa, Ltd.	4,968,084	0.6%
	Other Securities^	19,839,429	2.1%

	Total	28,886,919

Hungary (0.1%)
	Other Securities^	1,175,364	0.1%

India (2.0%)
	Other Securities^	16,955,440	2.0%

Indonesia (0.4%)
6,373,300	Astra International Tbk PT	3,353,835	0.4%
	Other Securities^	72,510	<0.1%

	Total	3,426,345

Ireland (0.7%)
	Other Securities^	6,356,577	0.7%

Israel (0.6%)
	Other Securities^	5,339,638	0.6%

Italy (3.0%)
245,535	Assicurazioni Generali SPA	4,797,558	0.6%
2,429,632	Intesa Sanpaolo SPA	8,162,364	1.0%
	Other Securities^	13,230,706	1.4%

	Total	26,190,628

Japan (16.8%)
506,189	Daiwa Securities Group, Inc.	4,199,251	0.6%
206,498	LIXIL Group Corporation	4,304,149	0.6%
1,485,755	Mitsui Chemicals, Inc.	4,911,894	0.7%
200,590	MS and AD Insurance Group Holdings, Inc.	5,740,293	0.8%
2,486,785	Nippon Yusen Kabushiki Kaisha	7,817,221	1.0%
593,775	Nissan Motor Company, Ltd.	6,163,794	0.6%
464,695	Sumitomo Corporation	5,486,991	0.7%
1,474,210	Sumitomo Mitsui Trust Holdings, Inc.	6,489,381	0.8%
82,000	Toyota Motor Corporation	5,707,949	0.7%
	Other Securities^	89,746,107	9.8%

	Total	144,587,864

Jersey (0.8%)
298,400	WPP plc	6,959,090	0.8%

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (86.4%)	Value	% of Net Assets
Jersey (0.8%) - continued
	Other Securities^	$31,900	<0.1%

	Total	6,990,990

Luxembourg (0.2%)
	Other Securities^	2,118,470	0.2%

Malaysia (0.1%)
	Other Securities^	1,163,762	0.1%

Mexico (1.1%)
	Other Securities^	9,519,083	1.1%

Netherlands (3.3%)
1,012,100	Aegon NV	7,985,382	1.0%
100,829	Koninklijke DSM NV	5,750,347	0.7%
	Other Securities^	10,967,946	1.2%

	Total	28,795,903

New Zealand (0.1%)
	Other Securities^	998,202	0.1%

Norway (0.7%)
	Other Securities^	6,250,046	0.7%

Philippines (0.6%)
	Other Securities^	4,791,982	0.6%

Poland (0.3%)
	Other Securities^	2,224,951	0.3%

Portugal (0.4%)
	Other Securities^	3,371,895	0.4%

Russia (0.7%)
	Other Securities^	6,032,769	0.7%

Singapore (0.7%)
41,000	Jardine Cycle & Carriage, Ltd.	1,249,320	0.1%
	Other Securities^	4,601,890	0.6%

	Total	5,851,210

South Africa (0.6%)
	Other Securities^	5,341,550	0.6%

South Korea (1.4%)
	Other Securities^	12,471,976	1.4%

Spain (2.4%)
995,537	Banco Popular Espanol SA	5,179,841	0.6%
637,057	Banco Santander SA	4,816,521	0.6%
617,587	Iberdrola SA	4,133,693	0.5%
	Other Securities^	7,069,698	0.7%

	Total	21,199,753

Sweden (2.6%)
456,965	Volvo AB	6,313,066	0.7%
	Other Securities^	16,594,904	1.9%

	Total	22,907,970

Switzerland (7.3%)
74,710	Adecco SA	6,088,621	0.8%
190,317	Credit Suisse Group AG	5,037,131	0.6%
2,420	Givaudan SA	4,528,243	0.5%
71,950	Holcim, Ltd.	5,779,781	0.7%
56,055	Nestle SA	4,348,983	0.5%
134,846	Novartis AG	13,764,028	1.6%
47,477	Roche Holding AG	13,585,785	1.6%
	Other Securities^	9,506,008	1.0%

	Total	62,638,580

Taiwan (0.7%)
1,008,362	Taiwan Semiconductor Manufacturing Company, Ltd.	4,854,529	0.6%
	Other Securities^	1,254,558	0.1%

	Total	6,109,087

Thailand (1.7%)
8,448,135	Krung Thai Bank pcl	5,111,779	0.6%
	Other Securities^	9,935,551	1.1%

	Total	15,047,330

Turkey (0.7%)
	Other Securities^	6,298,061	0.7%

United Kingdom (8.6%)
718,075	BAE Systems plc	5,563,043	0.7%
85,350	HSBC Holdings plc ADR[a]	4,235,920	0.6%
	Other Securities^	63,642,398	7.3%

	Total	73,441,361

United States (0.2%)
	Other Securities^	1,985,676	0.2%

	Total Common Stock (cost $671,303,481)	747,964,035

Principal Amount	Long-Term Fixed Income (10.3%)	Value	% of Net Assets
Argentina (0.2%)
	Other Securities^	2,100,861	0.2%

Azerbaijan (0.3%)
	Other Securities^	2,574,448	0.3%

Belize (<0.1%)
	Other Securities^	101,246	<0.1%

Brazil (0.5%)
	Other Securities^	4,094,821	0.5%

Bulgaria (0.1%)
	Other Securities^	1,180,397	0.1%

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.3%)	Value	% of Net Assets
	Chile (0.4%)
	Other Securities^	$3,586,847	0.4%

	China (0.1%)
	Other Securities^	1,024,010	0.1%

	Colombia (0.3%)
	Other Securities^	2,664,142	0.3%

	Costa Rica (0.4%)
	Other Securities^	3,523,963	0.4%

	Croatia (0.6%)
	Other Securities^	4,659,288	0.6%

	Dominican Republic (0.5%)
	Other Securities^	4,552,910	0.5%

	Ecuador (0.1%)
	Other Securities^	341,763	<0.1%

	El Salvador (<0.1%)
	Other Securities^	797,825	0.1%

	Ethiopia (<0.1%)
	Other Securities^	200,500	<0.1%

	Ghana (<0.1%)
	Other Securities^	871,747	0.1%

	Guatemala (0.1%)
	Other Securities^	817,063	0.1%

	Honduras (0.1%)
	Other Securities^	1,117,200	0.1%

	Hong Kong (<0.1%)
	Other Securities^	251,008	<0.1%

	Hungary (<0.3%)
	Other Securities^	2,531,594	0.3%

	India (<0.1%)
	Other Securities^	243,750	<0.1%

	Indonesia (0.4%)
	Other Securities^	3,049,765	0.4%

	Iraq (0.1%)
	Other Securities^	646,875	0.1%

	Israel (<0.1%)
	Other Securities^	221,000	<0.1%

	Italy (<0.1%)
	Other Securities^	227,968	<0.1%

	Jamaica (0.1%)
	Other Securities^	522,315	0.1%

	Kazakhstan (0.2%)
	Other Securities^	1,577,566	0.2%

	Kenya (<0.1%)
	Other Securities^	242,650	<0.1%

	Latvia (<0.1%)
	Other Securities^	214,303	<0.1%

	Lithuania (0.2%)
	Other Securities^	1,638,037	0.2%

	Luxembourg (0.1%)
	Other Securities^	1,491,700	0.1%

	Mexico (0.7%)
	Other Securities^	5,727,627	0.7%

	Mozambiaue (0.1%)
	Other Securities^	194,900	<0.1%

	Netherlands (< 0.1%)
	Other Securities^	211,000	<0.1%

	Nigeria (<0.1%)
	Other Securities^	210,400	<0.1%

	Pakistan (0.1%)
	Other Securities^	734,700	0.1%

	Panama (0.3%)
	Other Securities^	2,205,040	0.3%

	Paraguay (0.1%)
	Other Securities^	1,250,750	0.1%

	Peru (0.3%)
	Other Securities^	2,356,414	0.3%

	Philippines (0.2%)
	Other Securities^	1,263,430	0.2%

	Romania (0.1%)
	Other Securities^	680,742	0.1%

	Russia (0.2%)
	Other Securities^	1,796,570	0.2%

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.3%)	Value	% of Net Assets
Serbia (<0.1%)
	Other Securities^	$186,246	<0.1%

South Africa (0.1%)
	Other Securities^	552,760	0.1%

Sri Lanka (0.3%)
	Other Securities^	2,433,715	0.3%

Turkey (0.3%)
	Other Securities^	2,658,342	0.3%

Ukraine (0.2%)
	Other Securities^	1,301,941	0.2%

United Arab Emirates (<0.1%)
	Other Securities^	430,200	<0.1%

United States (1.4%)
	U.S. Treasury Bonds
$200,000	3.000%, 11/15/2044	210,453	<0.1%
	U.S. Treasury Notes
8,899,999	1.250% - 2.500%, 12/31/2019 - 2/15/2045	8,855,328	1.1%
	Other Securities^	2,501,501	0.3%

	Total	11,567,282

Uruguay (0.1%)
	Other Securities^	751,009	0.1%

Venezuela (0.5%)
	Other Securities^	3,620,030	0.5%

Vietnam (0.2%)
	Other Securities^	1,597,538	0.2%

Virgin Islands, British (<0.1%)
	Other Securities^	179,138	<0.1%

Zambia (<0.1%)
	Other Securities^	369,732	<0.1%

	Total Long-Term Fixed Income (cost $91,425,541)	89,347,068

Shares	Preferred Stock (0.9%)	Value	% of Net Assets
Brazil (0.2%)
	Other Securities^	1,580,756	0.2%

Germany (<0.1%)
	Other Securities^	136,599	<0.1%

Italy (<0.1%)
	Other Securities^	198,195	<0.1%

South Korea (0.7%)
5,898	Samsung Electronics Company, Ltd.	5,984,653	0.7%

	Total	5,984,653

	Total Preferred Stock (cost $6,546,407)	7,900,203

	Collateral Held for Securities Loaned (0.9%)		% of Net Assets
7,889,436	Thrivent Cash Management Trust	7,889,436	0.9%

	Total Collateral Held for Securities Loaned (cost $7,889,436)	7,889,436

Shares or Principal Amount	Short-Term Investments (1.5%)[b]		% of Net Assets
12,876,199	Thrivent Cash Management Trust 0.070%	12,876,199	1.5%
	Other Securities^	199,969	<0.1%

	Total Short-Term Investments (at amortized cost)	13,076,168

	Total Investments (cost $790,241,033) 100.0%	$866,176,910

	Other Assets and Liabilities, Net 0.0%	(189,486)

	Total Net Assets 100.0%	$865,987,424

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	All or a portion of the security is on loan.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$319,984
AHML Finance, Ltd., 2/13/2018	1/31/2013	189,924
Banco Continental SAECA, 10/15/2017	10/10/2012	150,000
Belize Government International Bond, 8/20/2017	3/20/2013	100,111
Brazil Loan Trust 1, 7/24/2023	7/25/2013	638,063
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,026,572
Ghana Government International Bond, 1/18/2026	9/11/2014	386,728
Honduras Government International Bond, 12/16/2020	12/11/2013	780,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,627
KazMunayGas National Company JSC, 4/30/2043	5/21/2013	693,863
Pakistan Government International Bond, 12/3/2019	11/26/2014	230,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	$200,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820
Trust F/1401, 1/30/2044	1/23/2014	194,174
Ukraine Government International Bond, 12/7/2017	11/30/2012	260,000
Vietnam Government International Bond, 11/19/2024	11/7/2014	519,717

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$112,384,840
Gross unrealized depreciation	(39,832,907)

Net unrealized appreciation (depreciation)	$72,551,933

Cost for federal income tax purposes	$793,624,977

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	109,882,568	1,985,676	107,896,892	–
Consumer Staples	65,021,103	3,800,580	61,220,523	–
Energy	31,710,061	1,998,750	29,711,311	–
Financials	192,595,712	10,299,174	181,039,769	1,256,769
Health Care	66,257,065	2,173,549	64,083,516	–
Industrials	126,142,254	1,749,297	124,392,957	–
Information Technology	56,000,684	–	56,000,684	–
Materials	74,184,212	1,175,286	73,008,926	–
Telecommunications Services^	14,364,818	–	14,364,818	0
Utilities	11,805,558	–	11,805,558	–

Long-Term Fixed Income
Basic Materials	1,792,713	–	1,792,713	–
Capital Goods	114,390	–	114,390	–
Communications Services	2,378,974	–	2,378,974	–
Consumer Cyclical	370,998	–	370,998	–
Consumer Non-Cyclical^	942,788	–	942,788	0
Energy	6,574,262	–	6,574,262	–
Financials	6,448,424	–	6,448,424	–
Foreign Government	56,032,634	–	55,566,328	466,306
Technology	221,550	–	221,550	–
Transportation	938,501	–	938,501	–
U.S. Government and Agencies	9,095,376	–	9,095,376	–
U.S. Municipal	1,470,844	–	1,470,844	–
Utilities	2,965,614	–	2,965,614	–

Preferred Stock
Financials	198,195	–	198,195	–
Industrials	136,599	–	136,599	–
Information Technology	5,984,653	–	5,984,653	–
Materials	1,580,756	1,580,756	–	–
Collateral Held for Securities Loaned	7,889,436	7,889,436	–	–
Short-Term Investments	13,076,168	12,876,199	199,969	–

Total	$866,176,910	$45,528,703	$818,925,132	$1,723,075

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	117,749	117,749	–	–
Foreign Currency Forward Contracts	411,414	–	411,414	–

Total Asset Derivatives	$529,163	$117,749	$411,414	$–

Liability Derivatives
Futures Contracts	146,593	146,593	–	–
Foreign Currency Forward Contracts	781,769	–	781,769	–

Total Liability Derivatives	$928,362	$146,593	$781,769	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	49	June 2015	$10,709,722	$10,744,017	$34,295
5-Yr. U.S. Treasury Bond Futures	26	June 2015	3,105,255	3,123,453	18,198
10-Yr. U.S. Treasury Bond Futures	25	June 2015	3,230,407	3,209,375	(21,032)
30-Yr. U.S. Treasury Bond Futures	5	June 2015	817,780	797,968	(19,812)
ASX SPI 200 Index Futures	3	June 2015	350,423	341,686	(8,737)
CME 3 Month Eurodollar Futures	(36)	September 2016	(8,836,151)	(8,893,349)	(57,198)
Eurex 10 Year Euro BUND Futures	(16)	June 2015	(2,825,583)	(2,819,884)	5,699
Eurex 5 Year Euro BOBL Futures	(5)	June 2015	(725,360)	(723,453)	1,907
Eurex EURO STOXX 50 Futures	37	June 2015	1,512,603	1,472,789	(39,814)
FTSE 100 Index Futures	7	June 2014	742,122	744,516	2,394
Mini MSCI EAFE Index Futures	16	June 2015	1,506,215	1,515,360	9,145
SGX MSCI Singapore Index Futures	1	May 2015	59,289	59,552	263
Tokyo Price Index Futures	7	June 2015	906,634	931,281	24,647
Ultra Long Term U.S. Treasury Bond Futures	(12)	June 2015	(1,995,201)	(1,974,000)	21,201
Total Futures Contracts					($28,844)

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Brazilian Real	MSC	6,112,002	5/5/2015	$2,059,319	$2,025,052	($34,267)
Brazilian Real	HSBC	1,134,658	5/5/2015 - 6/2/2015	365,377	374,457	9,080
Chilean Peso	RBS	93,590,490	5/29/2015	151,490	152,769	1,279
Chilean Peso	CSFB	93,182,964	5/29/2015	152,337	152,104	(233)
Chinese Yuan	CITI	1,481,156	6/17/2015	233,198	237,981	4,783
Euro	BNP	140,000	6/17/2015	150,605	157,258	6,653
Euro	BB	140,564	5/4/2015	154,543	157,835	3,292
Euro	BOA	684,000	6/17/2015	737,704	768,319	30,615
Euro	HSBC	276,000	6/17/2015	292,865	310,023	17,158
Euro	MSC	449,000	6/17/2015	476,288	504,349	28,061
Euro	SB	138,000	6/17/2015	148,986	155,012	6,026
Euro	UBS	279,000	6/17/2015	293,795	313,393	19,598
Euro	JPM	136,000	6/17/2015	148,919	152,765	3,846
Hungarian Forint	DB	82,371,835	6/17/2015	296,825	304,374	7,549
Hungarian Forint	BB	94,139,522	6/17/2015	340,777	347,857	7,080
Hungarian Forint	BOA	29,887,823	6/17/2015	104,059	110,439	6,380
Indian Rupee	BB	19,405,142	5/18/2015	309,640	304,274	(5,366)
Indian Rupee	SB	8,687,334	5/18/2015	138,775	136,218	(2,557)
Indian Rupee	DB	9,718,880	5/28/2015	152,000	152,046	46
Indian Rupee	CITI	35,383,266	5/21/2015 - 5/29/2015	557,355	553,875	(3,480)
Indian Rupee	UBS	46,620,963	5/13/2015 - 6/5/2015	738,905	730,069	(8,836)
Indian Rupee	MSC	14,989,285	6/5/2015	236,294	234,126	(2,168)
Indian Rupee	JPM	15,708,543	5/21/2015	250,295	246,143	(4,152)
Indonesian Rupiah	CSFB	1,945,164,000	5/29/2015	148,000	149,165	1,165
Indonesian Rupiah	JPM	1,978,152,321	5/15/2015	152,000	152,134	134
Malaysian Ringgit	DB	2,776,341	5/5/2015 - 5/20/2015	765,155	778,675	13,520
Malaysian Ringgit	CITI	551,677	5/5/2015	154,752	154,839	87
Malaysian Ringgit	UBS	531,645	5/5/2015	148,504	149,216	712
Malaysian Ringgit	BB	1,125,703	5/5/2015	303,000	315,950	12,950
Mexican Peso	JPM	8,006,129	6/17/2015	517,269	520,109	2,840
Mexican Peso	CITI	4,627,134	6/17/2015	295,000	300,596	5,596
Mexican Peso	BOA	8,043,938	6/17/2015	517,495	522,565	5,070
Mexican Peso	DB	6,860,805	6/17/2015	448,000	445,705	(2,295)
Mexican Peso	RBS	17,976,034	6/17/2015	1,187,164	1,167,792	(19,372)
Mexican Peso	SSB	11,003,131	6/17/2015	707,179	714,806	7,627
New Taiwan Dollar	HSBC	18,891,903	5/8/2015	606,881	616,874	9,993
New Taiwan Dollar	SB	4,720,208	5/4/2015	152,000	154,126	2,126
New Taiwan Dollar	JPM	14,099,339	5/21/2015	455,162	460,403	5,241
New Taiwan Dollar	CITI	13,849,016	5/4/2015	451,360	452,204	844
Polish Zloty	UBS	555,800	6/17/2015	149,817	154,407	4,590
Polish Zloty	BOA	554,037	6/17/2015	148,883	153,917	5,034
Polish Zloty	BB	557,145	6/17/2015	148,175	154,781	6,606
Polish Zloty	DB	579,599	6/17/2015	146,840	161,018	14,178
Russian Ruble	JPM	8,093,187	5/13/2015	151,040	156,594	5,554
Singapore Dollar	SB	407,081	6/17/2015	294,000	307,478	13,478
South African Rand	RBS	1,995,000	6/17/2015	166,649	166,500	(149)
South African Rand	MSC	3,440,444	6/17/2015	286,919	287,135	216
South African Rand	SB	3,627,113	6/17/2015	300,000	302,714	2,714
South African Rand	SSB	3,387,210	6/17/2015	282,798	282,692	(106)
South Korean Won	SB	653,222,572	5/19/2015 - 5/28/2015	605,607	609,372	3,765
South Korean Won	BB	163,971,740	5/28/2015	151,883	152,965	1,082
Turkish Lira	MSC	1,181,380	6/17/2015	438,024	436,006	(2,018)
Turkish Lira	CITI	777,531	6/17/2015	295,917	286,960	(8,957)
Turkish Lira	RBS	1,618,737	6/17/2015	597,000	597,417	417
Turkish Lira	HSBC	390,805	6/17/2015	148,188	144,232	(3,956)
Turkish Lira	JPM	388,148	6/17/2015	148,000	143,252	(4,748)
Total Purchases				$19,959,012	$20,133,337	$174,325

Sales
Brazilian Real	HSBC	910,474	5/5/2015	$302,000	$301,662	$338
Brazilian Real	RBC	912,350	6/2/2015	304,000	299,355	4,645
Brazilian Real	JPM	605,868	5/5/2015	198,000	200,739	(2,739)
Brazilian Real	MSC	6,403,214	5/5/2015 - 6/2/2015	2,145,693	2,103,972	41,721
Brazilian Real	DB	4,339,000	5/5/2015	1,391,062	1,437,614	(46,552)
Chinese Yuan	HSBC	8,780,075	6/17/2015	1,388,000	1,410,719	(22,719)
Chinese Yuan	JPM	3,870,196	6/17/2015	609,086	621,835	(12,749)

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Sales
Colombian Peso	SB	382,238,120	5/11/2015	$150,251	$160,329	(10,078)
Colombian Peso	DB	213,449,110	5/29/2015	87,695	89,402	(1,707)
Colombian Peso	JPM	244,598,618	5/29/2015	98,948	102,449	(3,501)
Euro	CITI	552,000	6/17/2015	587,400	620,046	(32,646)
Euro	RBC	462,102	6/15/2015	516,939	519,053	(2,114)
Euro	BOA	3,620,852	6/15/2015 - 6/17/2015	3,939,442	4,067,108	(127,666)
Euro	SB	277,000	6/17/2015	293,211	311,146	(17,935)
Euro	UBS	1,398,575	6/17/2015	1,488,986	1,570,980	(81,994)
Euro	JPM	272,000	6/17/2015	303,918	305,530	(1,612)
Euro	BB	868,849	6/15/2015 - 6/17/2015	937,951	975,950	(37,999)
Euro	DB	572,000	6/17/2015	623,815	642,512	(18,697)
Indian Rupee	DB	9,690,000	6/5/2015	152,000	151,354	646
Indonesian Rupiah	CITI	1,984,064,499	5/15/2015	151,000	152,588	(1,588)
Indonesian Rupiah	UBS	2,008,144,199	5/29/2015	152,618	153,995	(1,377)
Japanese Yen	JPM	53,482,163	6/17/2015	442,151	448,253	(6,102)
Malaysian Ringgit	UBS	1,063,290	5/5/2015 - 6/12/2015	297,281	297,978	(697)
Malaysian Ringgit	JPM	1,095,821	5/27/2015 - 6/5/2015	304,000	306,915	(2,915)
Malaysian Ringgit	RBC	546,739	5/20/2015	150,372	153,270	(2,898)
Malaysian Ringgit	BB	2,214,345	5/5/2015 - 5/20/2015	616,720	621,134	(4,414)
Malaysian Ringgit	CITI	1,094,971	5/5/2015 - 5/29/2015	301,000	307,034	(6,034)
Malaysian Ringgit	DB	1,105,672	5/5/2015	297,000	310,328	(13,328)
Malaysian Ringgit	SB	1,093,707	7/24/2015	298,525	304,933	(6,408)
Mexican Peso	HSBC	6,274,685	6/11/2015	401,272	407,808	(6,536)
Mexican Peso	UBS	9,454,774	6/12/2015	610,702	614,445	(3,743)
Mexican Peso	RBC	928,293	10/1/2015	59,872	59,845	27
Mexican Peso	CITI	4,663,470	7/16/2015	300,568	302,334	(1,766)
Mexican Peso	SSB	4,513,943	6/17/2015	293,000	293,243	(243)
Mexican Peso	CSFB	9,628,389	5/14/2015 - 7/23/2015	627,259	624,678	2,581
Mexican Peso	JPM	5,599,366	6/17/2015 - 7/2/2015	364,187	363,691	496
Mexican Peso	DB	2,846,219	6/18/2015	183,674	184,888	(1,214)
Mexican Peso	ML	26,275,299	6/4/2015	1,733,772	1,708,579	25,193
New Taiwan Dollar	UBS	9,216,667	5/21/2015	297,696	300,963	(3,267)
New Taiwan Dollar	JPM	7,475,325	5/8/2015	239,824	244,091	(4,267)
New Taiwan Dollar	CITI	18,413,420	5/4/2015 - 5/21/2015	593,626	601,251	(7,625)
New Taiwan Dollar	HSBC	11,187,768	5/8/2015	357,528	365,313	(7,785)
New Taiwan Dollar	SB	4,720,208	5/4/2015	154,781	154,126	655
Polish Zloty	BOA	1,130,273	6/17/2015	296,494	314,002	(17,508)
Polish Zloty	BNP	559,821	6/17/2015	150,605	155,524	(4,919)
Russian Ruble	JPM	1,723,225	5/13/2015	33,506	33,342	164
Russian Ruble	CSFB	4,931,535	7/17/2015	94,095	93,439	656
Russian Ruble	BNP	6,546,897	5/13/2015	126,000	126,675	(675)
Singapore Dollar	WBC	545,365	6/17/2015	397,152	411,926	(14,774)
Singapore Dollar	DB	1,293,018	6/17/2015	945,000	976,645	(31,645)
Singapore Dollar	UBS	192,865	6/17/2015	139,793	145,675	(5,882)
South African Rand	SB	8,851,341	6/17/2015	713,897	738,721	(24,824)
South African Rand	DB	1,834,528	6/17/2015	146,000	153,107	(7,107)
South African Rand	MSC	1,822,807	6/17/2015	147,000	152,129	(5,129)
South Korean Won	CITI	328,303,570	5/29/2015	304,478	306,267	(1,789)
South Korean Won	DB	333,656,025	5/15/2015	303,000	311,254	(8,254)
South Korean Won	UBS	326,799,666	5/19/2015	298,134	304,859	(6,725)
South Korean Won	BB	327,073,784	6/11/2015	302,709	305,097	(2,388)
South Korean Won	RBS	327,306,270	5/19/2015	298,566	305,332	(6,766)
Thai Baht	DB	6,827,303	5/18/2015	209,186	207,025	2,161
Turkish Lira	JPM	407,510	6/17/2015	151,000	150,397	603
Turkish Lira	CITI	784,179	6/17/2015	296,000	289,413	6,587
Turkish Lira	RBS	3,179,757	6/17/2015	1,183,682	1,173,535	10,147
Total Sales				$31,283,122	$31,827,802	($544,680)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($370,355)

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
ML	-	Merrill Lynch
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$81,300
Total Interest Rate Contracts		81,300

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	36,449
Total Equity Contracts		36,449

Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	411,414
Total Foreign Exchange Contracts		411,414

Total Asset Derivatives		$529,163

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	98,042
Total Interest Rate Contracts		98,042

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	48,551
Total Equity Contracts		48,551

Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	781,769
Total Foreign Exchange Contracts		781,769

Total Liability Derivatives		$928,362

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(165,422)
Total Interest Rate Contracts		(165,422)

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	189,775
Total Equity Contracts		189,775

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	1,349,547
Total Foreign Exchange Contracts		1,349,547

Total		$1,373,900

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,045)
Total Interest Rate Contracts		(1,045)

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(48,469)
Total Equity Contracts		(48,469)

Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	(596,118)
Total Foreign Exchange Contracts		(596,118)

Total		($645,632)

The following table presents Partner Worldwide Allocation Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Forwards (Notional)*	Forwards (Percentage of Average Net Assets)
Equity Contracts	$2,760,083	0.3%	N/A	N/A
Interest Rate Contracts	38,838,112	4.7	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$67,754,747	8.2%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$6,420,500	$30,287,355	$28,818,419	7,889,436	$7,889,436	$6,827
Cash Management Trust-Short Term Investment	13,034,173	88,433,375	88,591,349	12,876,199	12,876,199	4,161
Total Value and Income Earned	19,454,673				20,765,635	10,988

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (94.0%)	Value
Consumer Discretionary (21.4%)
77,491	Amazon.com, Inc.[a]	$32,684,154
25,610	AutoZone, Inc.[a]	17,226,823
402,720	Comcast Corporation	23,261,107
150,300	Home Depot, Inc.	16,079,094
133,620	Kohl’s Corporation	9,573,873
182,200	Las Vegas Sands Corporation	9,634,736
132,780	NIKE, Inc.	13,123,975
408,420	Starbucks Corporation	20,249,464

	Total	141,833,226

Consumer Staples (1.2%)
65,430	Anheuser-Busch InBev NV ADR	7,854,217

	Total	7,854,217

Energy (7.1%)
148,900	EOG Resources, Inc.	14,733,655
154,370	EQT Corporation	13,884,038
1,262,550	Weatherford International, Ltd.[a]	18,370,102

	Total	46,987,795

Financials (9.9%)
195,270	Citigroup, Inc.	10,411,797
50,740	Intercontinental Exchange, Inc.	11,392,652
188,769	J.P. Morgan Chase & Company	11,941,527
92,130	MasterCard, Inc.	8,311,047
359,720	Visa, Inc.	23,759,506

	Total	65,816,529

Health Care (17.4%)
428,190	Abbott Laboratories	19,876,579
61,230	Actavis plca	17,319,518
109,360	Alexion Pharmaceuticals, Inc.[a]	18,506,993
224,120	Cerner Corporation[a]	16,094,057
254,100	Gilead Sciences, Inc.[a]	25,539,591
143,646	Vertex Pharmaceuticals, Inc.[a]	17,708,679

	Total	115,045,417

Industrials (8.4%)
344,180	Delta Air Lines, Inc.	15,364,195
323,800	Ingersoll-Rand plc	21,318,992
174,980	Union Pacific Corporation	18,588,126

	Total	55,271,313

Information Technology (28.6%)
142,380	Alibaba Group Holding, Ltd. ADR[a]	11,574,070
399,294	Apple, Inc.	49,971,644
227,140	ARM Holdings plc ADR	11,581,869
378,530	EMC Corporation	10,186,242
316,990	Facebook, Inc.[a]	24,969,302
29,223	Google, Inc., Class Aa	16,036,706
27,738	Google, Inc., Class Ca	14,904,737
50,090	LinkedIn Corporation[a]	12,629,192
243,400	Salesforce.com, Inc.[a]	17,724,388
29,400	Samsung Electronics Company, Ltd. GDR	19,280,158

	Total	188,858,308

	Total Common Stock (cost $495,273,869)	621,666,805

Shares or Principal Amount	Short-Term Investments (6.0%)[b]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
700,000	0.060%, 5/11/2015[c]	699,988
2,125,000	0.048%, 6/1/2015[c]	2,124,912
200,000	0.080%, 6/11/2015[c]	199,982
36,763,344	Thrivent Cash Management Trust 0.050%	36,763,344

	Total Short-Term Investments (at amortized cost)	39,788,226

	Total Investments (cost $535,062,095) 100.0%	$661,455,031

	Other Assets and Liabilities, Net <0.1%	40,506

	Total Net Assets 100.0%	$661,495,537

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	At April 30, 2015, $2,599,900 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held byan issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$130,869,053
Gross unrealized depreciation	(4,480,938)

Net unrealized appreciation (depreciation)	$126,388,115

Cost for federal income tax purposes	$535,066,916

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	141,833,226	141,833,226	–	–
Consumer Staples	7,854,217	7,854,217	–	–
Energy	46,987,795	46,987,795	–	–
Financials	65,816,529	65,816,529	–	–
Health Care	115,045,417	115,045,417	–	–
Industrials	55,271,313	55,271,313	–	–
Information Technology	188,858,308	188,858,308	–	–
Short-Term Investments	39,788,226	36,763,344	3,024,882	–

Total	$661,455,031	$658,430,149	$3,024,882	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	405,734	405,734	–	–

Total Liability Derivatives	$405,734	$405,734	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	471	June 2015	$19,153,924	$18,748,190	($405,734)
Total Futures Contracts					($405,734)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Large Cap Growth Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$405,734
Total Equity Contracts		405,734
Total Liability Derivatives		$405,734

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Large Cap Growth Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	3,103,010
Total Equity Contracts		3,103,010

Total		$3,103,010

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH FUND

Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Large Cap Growth Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	140,578
Total Equity Contracts		140,578

Total		$140,578

The following table presents Large Cap Growth Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$20,228,471	3.3%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$–	$35,179,887	$35,179,887	–	$–	$303
Cash Management Trust-Short Term Investment	26,710,284	142,292,589	132,239,529	36,763,344	36,763,344	11,512
Total Value and Income Earned	26,710,284				36,763,344	11,815

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (96.5%)	Value
Consumer Discretionary (9.8%)
259,620	CBS Corporation	$16,130,190
139,364	Delphi Automotive plc	11,567,212
148,750	Harley-Davidson, Inc.	8,361,237
412,231	Lowe’s Companies, Inc.	28,386,227
118,690	Time Warner Cable, Inc.	18,458,669

	Total	82,903,535

Consumer Staples (6.3%)
279,590	CVS Health Corporation	27,760,491
74,250	Kimberly-Clark Corporation	8,144,483
275,676	Mondelez International, Inc.	10,577,688
83,487	Philip Morris International, Inc.	6,968,660

	Total	53,451,322

Energy (11.7%)
190,350	Cameron International Corporation[a]	10,434,987
97,359	Chevron Corporation	10,812,690
144,144	EOG Resources, Inc.	14,263,049
157,532	EQT Corporation	14,168,428
504,911	Marathon Oil Corporation	15,702,732
335,800	Total SA ADR[b]	18,166,780
1,071,600	Weatherford International, Ltd.[a]	15,591,780

	Total	99,140,446

Financials (22.6%)
76,967	ACE, Ltd.	8,234,699
135,829	Allstate Corporation	9,461,848
1,391,410	Bank of America Corporation	22,165,161
260,700	Blackstone Group, LP	10,678,272
237,550	Capital One Financial Corporation	19,205,918
282,750	Charles Schwab Corporation	8,623,875
575,190	Citigroup, Inc.	30,669,131
274,600	Comerica, Inc.	13,018,786
39,000	Intercontinental Exchange, Inc.	8,756,670
379,010	Invesco, Ltd.	15,698,594
399,620	MetLife, Inc.	20,496,510
513,230	Morgan Stanley	19,148,611
14,763	SVB Financial Group[a]	1,959,936
129,500	Zions Bancorporation	3,669,383

	Total	191,787,394

Health Care (14.0%)
85,600	Amgen, Inc.	13,517,096
240,690	Baxter International, Inc.	16,545,031
115,650	Express Scripts Holding Company[a]	9,992,160
59,545	Johnson & Johnson	5,906,864
148,783	Medtronic, Inc.	11,076,894
502,360	Merck & Company, Inc.	29,920,562
450,400	Pfizer, Inc.	15,282,072
150,853	UnitedHealth Group, Inc.	16,805,024

	Total	119,045,703

Industrials (8.7%)
65,850	Boeing Company	9,438,939
504,150	CSX Corporation	18,194,774
129,750	Fluor Corporation	7,803,165
136,426	Honeywell International, Inc.	13,768,112
176,100	Ingersoll-Rand plc	11,594,424
136,790	Jacobs Engineering Group, Inc.[a]	5,862,819
121,240	Pentair, Ltd.	7,535,066

	Total	74,197,299

Information Technology (15.0%)
1,238,430	Cisco Systems, Inc.	35,703,937
408,600	EMC Corporation	10,995,426
367,231	Microsoft Corporation	17,862,116
453,400	Oracle Corporation	19,777,308
24,450	Samsung Electronics Company, Ltd. GDR	16,034,009
284,200	Teradata Corporation[a]	12,501,958
270,950	Texas Instruments, Inc.	14,688,200

	Total	127,562,954

Materials (3.2%)
126,410	Celanese Corporation	8,388,567
189,450	Dow Chemical Company	9,661,950
184,300	Nucor Corporation	9,004,898

	Total	27,055,415

Telecommunications Services (1.9%)
313,999	Verizon Communications, Inc.	15,838,109

	Total	15,838,109

Utilities (3.3%)
150,740	NiSource, Inc.	6,545,131
414,140	PG&E Corporation	21,916,289

	Total	28,461,420

	Total Common Stock (cost $595,267,180)	819,443,597

Shares	Collateral Held for Securities Loaned (2.0%)	Value
16,646,825	Thrivent Cash Management Trust	16,646,825

	Total Collateral Held for Securities Loaned (cost $16,646,825)	16,646,825

Shares or Principal Amount	Short-Term Investments (3.4%)[c]	Value
29,132,190	Thrivent Cash Management Trust 0.070%	29,132,190

	Total Short-Term Investments (at amortized cost)	29,132,190

	Total Investments (cost $641,046,195) 101.9%	$865,222,612

	Other Assets and Liabilities, Net (1.9%)	(16,442,308)

	Total Net Assets 100.0%	$848,780,304

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$229,797,511
Gross unrealized depreciation	(5,766,601)

Net unrealized appreciation (depreciation)	$224,030,910

Cost for federal income tax purposes	$641,191,702

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	82,903,535	82,903,535	–	–
Consumer Staples	53,451,322	53,451,322	–	–
Energy	99,140,446	99,140,446	–	–
Financials	191,787,394	191,787,394	–	–
Health Care	119,045,703	119,045,703	–	–
Industrials	74,197,299	74,197,299	–	–
Information Technology	127,562,954	127,562,954	–	–
Materials	27,055,415	27,055,415	–	–
Telecommunications Services	15,838,109	15,838,109	–	–
Utilities	28,461,420	28,461,420	–	–
Collateral Held for Securities Loaned	16,646,825	16,646,825	–	–
Short-Term Investments	29,132,190	29,132,190	–	–

Total	$865,222,612	$865,222,612	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$–	$70,187,675	$53,540,850	16,646,825	$16,646,825	$17,305
Cash Management Trust-Short Term Investment	24,139,770	40,748,198	35,755,778	29,132,190	29,132,190	6,813
Total Value and Income Earned	24,139,770				45,779,015	24,118

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (87.9%)	Value
Consumer Discretionary (10.9%)
36,100	Aisin Seiki Company, Ltd.[a]	$1,650,779
78,160	Amazon.com, Inc.[a]	32,966,325
52,370	AutoZone, Inc.[a]	35,227,204
8,400	Bayerische Motoren Werke AG	767,583
40,700	Berkeley Group Holdings plc	1,567,049
10,200	Brembo SPA	408,028
12,000	Bridgestone Corporation	502,604
16,300	Chiyoda Company, Ltd.	348,412
508,560	Comcast Corporation	29,374,426
217,500	EDION Corporation[b]	1,587,504
46,200	Electrolux AB	1,383,349
1,028,217	Enterprise Inns plc[a]	1,838,101
126,000	Gunze, Ltd.	338,781
109,600	Hakuhodo Dy Holdings, Inc.	1,172,902
67,600	Haseko Corporation	667,502
61,900	Heiwa Corporation	1,290,584
113,300	Honda Motor Company, Ltd.	3,798,426
3,600	Hugo Boss AG	442,982
59,300	Informa plc	505,029
134,300	Isuzu Motors, Ltd.	1,779,987
68,200	JM AB	2,029,087
489,557	Kongsberg Automotive ASA[a]	407,274
441,280	Las Vegas Sands Corporation	23,334,886
85,000	Luk Fook Holdings International, Ltd.	265,776
83,700	NOK Corporation	2,630,301
102,500	Persimmon plc	2,661,328
33,600	SHOWA Corporation	354,977
50,801	Slater & Gordon, Ltd.	254,384
852,180	Starbucks Corporation	42,251,084
114,800	Sumitomo Forestry Company, Ltd.	1,330,668
25,900	Sumitomo Rubber Industries, Ltd.	480,221
11,800	Suzuki Motor Corporation	381,401
120,800	UBM plc	1,042,808
8,845	Valora Holding AG	1,985,027
32,000	Wacoal Holdings Corporation	355,633
64,100	WH Smith plc	1,406,351
18,400	WPP plc	429,113

	Total	199,217,876

Consumer Staples (6.5%)
18,700	AarhusKarlshamn AB	1,183,071
231,700	Anheuser-Busch InBev NV ADR[b]	27,813,268
15,745	Bakkafrost PF	369,755
55,870	Britvic plc	620,465
4,100	Casino Guichard Perrachon SA	362,553
8,919	Cranswick plc	194,954
201,250	CVS Health Corporation	19,982,112
215	Greencore Group plc	1,167
3,300	Henkel AG & Company KGaA	334,275
86,838	J Sainsbury plc	361,077
265,190	Kimberly-Clark Corporation	29,088,691
8,900	KOSE Corporation	580,394
10,423	Leroy Seafood Group ASA	345,799
345,360	Philip Morris International, Inc.	28,827,199
19,612	Reckitt Benckiser Group plc	1,745,544
2,000	Royal Unibrew AS	382,876
81,453	SalMar ASA	1,322,425
55,300	Suedzucker AGb	833,490
81,900	Swedish Match ABb	2,521,218
105,327	Tate & Lyle plc	964,397

	Total	117,834,730

Energy (8.7%)
48,734	BW LPG, Ltd.	430,982
475,582	BW Offshore, Ltd.	354,308
372,060	Cameron International Corporation[a]	20,396,329
171,830	EOG Resources, Inc.	17,002,578
164,450	EQT Corporation	14,790,633
145,600	ERG SPA	2,097,540
63,500	Hunting plc	570,698
744,730	Marathon Oil Corporation	23,161,103
118,400	Premier Oil plc[a]	316,744
35,349	Royal Dutch Shell plc	1,120,819
164,947	Royal Dutch Shell plc, Class B	5,280,881
270,300	Santos, Ltd.	1,760,289
140,100	Showa Shell Sekiyu KK	1,351,444
46,531	Statoil ASA	986,474
32,600	Total SA	1,765,291
215,950	Total SA ADR[b]	11,682,895
3,525,850	Weatherford International, Ltd.[a]	51,301,117
124,100	Woodside Petroleum, Ltd.	3,422,341
106,600	WorleyParsons, Ltd.	957,773

	Total	158,750,239

Financials (17.9%)
188,290	ACE, Ltd.	20,145,147
67,800	Allianz SEb	11,540,572
348,084	Amlin plc	2,439,360
162,900	Bank Hapoalim, Ltd.	814,819
464,567	Bank of America Corporation	7,400,552
154,200	Bank of Queensland, Ltd.	1,583,475
317,000	Bank of Yokohama, Ltd.	2,011,862
53,500	Bendigo and Adelaide Bank, Ltd.	509,271
220,700	BinckBank NV	2,212,028
364,900	Blackstone Group, LP	14,946,304
8,400	Bolsas y Mercados Espanoles SA	375,790
259,500	Capitacommercial Trust[a]	331,794
163,960	Capital One Financial Corporation	13,256,166
82,100	Capital Shopping Centres Group plc	430,696
78,000	Chiba Bank, Ltd.	641,036
603,470	Citigroup, Inc.	32,177,020
80,200	CNP Assurances[b]	1,441,475
265,500	Comerica, Inc.	12,587,355
27,389	Commonwealth Bank of Australia	1,917,152
26,400	Daito Trust Construction Company, Ltd.	3,074,296
141	Daiwa House Residential Investment Corporation	307,041
101,000	Daiwa Securities Group, Inc.	837,878
15,916	Delta Lloyd NV	301,399
163,500	DEXUS Property Group[a]	950,028
335,600	Direct Line Insurance Group plc	1,638,406
80,918	DnB ASA[b]	1,437,525
7,300	Eurocommercial Properties NV	333,573
338,000	First Pacific Company, Ltd.	327,946
193,000	FlexiGroup, Ltd.[b]	518,138
230,500	Frasers Centrepoint Trust	359,924
485,000	Fukuoka Financial Group, Inc.	2,786,445
31,896	Hamborner REIT AG	372,609
31,900	Hannover Rueckversicherung SE	3,242,662
107,000	Henderson Land Development Company, Ltd.	857,831
1,521,200	HSBC Holdings plc	15,195,937
70,500	Hufvudstaden AB	974,567
598,000	Hysan Development Company, Ltd.	2,763,152
18,199	IG Group Holdings plc	205,195
103,850	Intercontinental Exchange, Inc.	23,317,441
326,914	Intermediate Capital Group plc	2,640,353
523,480	Invesco, Ltd.	21,682,542
372,200	Investec plc	3,554,078
61,000	iShares MSCI EAFE Index Fund	4,057,110

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (87.9%)	Value
Financials (17.9%) - continued
712,444	J.P. Morgan Chase & Company	$45,069,207
92	Japan Prime Realty Investment Corporation	330,087
7,400	Julius Baer Group, Ltd.	387,322
405,000	Link REIT	2,512,207
163,100	Man Group plc	480,900
21,500	Muenchener Rueckversicherungs-Gesellschaft AG	4,196,752
17,600	National Australia Bank, Ltd.	509,616
2,842,000	New World Development Company, Ltd.	3,769,518
56	Nomura Real Estate Residential Fund, Inc.	316,719
170,300	Old Mutual plc	610,883
147,900	Phoenix Group Holdings	1,908,693
188,700	Resona Holdings, Inc.	1,006,161
18,700	Sampo Oyj[b]	906,096
15,800	SCOR SEb	568,670
158,700	SEGRO plc	1,042,565
309,200	Skandinaviska Enskilda Banken AB	3,907,262
800	St. Galler Kantonalbank AG	305,054
44,500	Standard Chartered plc	728,559
700,666	Stockland	2,448,839
361,000	Sumitomo Mitsui Trust Holdings, Inc.	1,589,100
131,400	Swedbank AB	3,055,403
2,400	Swiss Life Holding AG	569,522
73,900	Swiss Re AG	6,555,477
114,600	T&D Holdings, Inc.	1,653,654
10,600	Talanx AG	337,193
3,000	Tryg AS	325,784
201,700	UNIQA Insurance Group AG	1,981,342
204,040	United Overseas Bank, Ltd.	3,767,595
10,600	Vastned Retail NV	517,614
19,800	Wallenstam AB	333,830
190,905	Westpac Banking Corporation	5,484,843
33,100	Zurich Insurance Group AG	10,216,429

	Total	325,890,846

Health Care (12.8%)
58,280	Actavis plc[a]	16,485,081
86,810	Alexion Pharmaceuticals, Inc.[a]	14,690,856
57,650	Amgen, Inc.	9,103,512
41,500	AstraZeneca plc	2,847,986
129,310	Baxter International, Inc.	8,888,769
246,000	Cerner Corporation[a]	17,665,260
9,700	Fresenius Medical Care AG & Company	815,205
8,300	Gerresheimer AG	469,753
173,500	Gilead Sciences, Inc.[a]	17,438,485
137,087	GlaxoSmithKline plc	3,166,236
56,300	Hikma Pharmaceuticals plc	1,760,613
14,994	ICON plc[a]	964,714
395,390	Johnson & Johnson	39,222,688
36,000	Kaken Pharmaceutical Company, Ltd.	1,286,491
63,400	KYORIN Holdings, Inc.	1,458,314
764,370	Merck & Company, Inc.	45,525,877
41,300	Novartis AG	4,215,582
812,410	Pfizer, Inc.	27,565,071
6,900	Sanofi	702,355
152,756	Vertex Pharmaceuticals, Inc.[a]	18,831,760

	Total	233,104,608

Industrials (7.8%)
23,300	Actividades de Construccion y Servicios SA	820,994
382,999	Air New Zealand, Ltd.	787,075
589,800	ALS, Ltd.[b]	2,436,160
259,770	Boeing Company	37,235,432
2,900	Bucher Industries AG	728,909
102,363	Cardno, Ltd.[b]	278,064
68,900	Carillion plc	343,765
24,200	COMSYS Holdings Corporation	337,149
35,400	CTT-Correios de Portugal SA	399,276
44,000	Dai Nippon Printing Company, Ltd.	454,547
553,500	Delta Air Lines, Inc.	24,708,240
69,300	Deutsche Post AG	2,281,930
102,600	Fenner plc	329,719
7,800	Fraport AG Frankfurt Airport Services Worldwide	493,344
15,200	Go-Ahead Group plc	573,935
25,600	Hamburger Hafen und Logistik AG	564,632
49,600	Hitachi Construction Machinery Company, Ltd.	880,580
4,800	Hoshizaki Electric Company, Ltd.	282,393
21,400	Inaba Denki Sangyo Company, Ltd.	773,759
83,000	Intrum Justitia AB	2,613,852
187,500	ITOCHU Corporation	2,308,701
7,964	Jardine Matheson Holdings, Ltd.	492,039
15,000	JGC Corporation	312,163
8,400	Kanamoto Company, Ltd.	245,690
100,200	KITZ Corporation	508,165
107,100	Komatsu, Ltd.	2,154,759
34,900	KONE Oyj[b]	1,501,457
13,700	Koninklijke Boskalis Westminster NV	711,861
66,000	Leighton Holdings, Ltd.	1,092,948
39,400	MIRAIT Holdings Corporation	445,248
46,000	Mitsuboshi Belting, Ltd.	368,859
9,800	NCC AB	321,381
29,300	Nippon Konpo Unyu Soko Company, Ltd.	516,301
33,000	Nisshinbo Holdings, Inc.	341,813
83,100	Nitto Kogyo Corporation	1,504,314
8,088	Rieter Holding AG	1,332,277
163,200	Sandvik ABb	2,062,697
300	Schweiter Technologies AG	261,009
75,900	Securitas ABb	1,135,053
47,300	Siemens AG	5,145,390
27,800	Takasago Thermal Engineering Company, Ltd.	360,562
22,500	Teleperformance SA	1,691,435
69,000	Toppan Printing Company, Ltd.	578,520
362,820	Union Pacific Corporation	38,542,369
42,900	Weir Group plc	1,233,388

	Total	142,492,154

Information Technology (15.6%)
145,250	Alibaba Group Holding, Ltd. ADR[a]	11,807,373
627,166	Apple, Inc.	78,489,825
119,600	Brother Industries, Ltd.	1,902,890
174,900	Canon, Inc.	6,236,010
389,700	Cisco Systems, Inc.	11,235,051
30,409	Dialog Semiconductor plc[a]	1,371,109
969,010	EMC Corporation	26,076,059
197,500	Facebook, Inc.[a]	15,557,075
141,000	FUJIFILM Holdings NPV	5,311,050
49,792	Google, Inc., Class Aa	27,324,356
49,978	Google, Inc., Class Ca	26,855,179
60,000	Hitachi Kokusai Electric, Inc.	831,047
112,500	Hoya Corporation	4,335,851

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (87.9%)	Value
Information Technology (15.6%) - continued
39,000	NEC Networks & System Integration Corporation	$835,727
80,000	Optimal Payments plca,[b]	363,544
7,700	Oracle Corporation Japan	351,516
9,300	Otsuka Corporation	428,349
258,820	Salesforce.com, Inc.[a]	18,847,272
41,800	Samsung Electronics Company, Ltd. GDR	27,411,926
30,000	TE Connectivity, Ltd.	1,996,500
363,900	Telefonaktiebolaget LM Ericsson	3,979,895
270,000	Teradata Corporation[a]	11,877,300
11,100	Trend Micro, Inc.	375,530

	Total	283,800,434

Materials (3.1%)
22,700	APERAM[a]	865,410
55,000	Asahi Kasei Corporation	517,915
133,400	BillerudKorsnas AB	2,309,169
283,900	Celanese Corporation	18,839,604
144,100	Daicel Corporation	1,737,287
306,850	Dow Chemical Company	15,649,350
800	EMS-CHEMIE Holding AG	335,753
1,000	Givaudan SA	1,871,175
15,400	Holmen AB	509,554
78,000	Kureha Corporation	356,976
655,033	Norsk Hydro ASA[b]	3,102,106
16,300	Novozymes AS	752,025
119,400	Outokumpu Oyj[a]	720,419
74,600	Stora Enso Oyj	785,037
134,000	Sumitomo Metal Mining Company, Ltd.	1,964,065
56,000	Sumitomo Seika Chemicals Company, Ltd.	420,661
99,900	UPM-Kymmene Oyj	1,807,649
48,700	Vedanta Resources plc	467,747
74,779	Yara International ASA[b]	3,831,488

	Total	56,843,390

Telecommunications Services (1.0%)
40,700	Belgacom SA	1,515,867
501,700	Bezeq Israel Telecommunication Corporation, Ltd.	950,241
291,993	BT Group plc	2,036,518
78,100	Elisa Oyj	2,392,618
70,300	Freenet AG	2,277,031
1,132,179	KCOM Group plc	1,591,681
275,200	Orange SA	4,532,915
35,651	TDC AS	271,426
161,900	Tele2 AB	2,159,387

	Total	17,727,684

Utilities (3.6%)
1,296,600	A2A SPA	1,493,660
57,000	E.ON SE	887,378
9,000	Electric Power Development Company, Ltd.	302,124
886,100	Electricidade de Portugal SA	3,542,986
69,300	Enagas SA	2,134,284
514,800	Enel SPA	2,440,126
54,700	Hokuriku Electric Power Company	808,668
23,959	National Grid plc	322,327
583,120	NiSource, Inc.	25,319,070
407,690	PG&E Corporation	21,574,955
326,600	Redes Energeticas Nacionais SGPS SAa	1,022,426
71,467	Severn Trent plc	2,327,227
222,300	United Utilities Group plc	3,306,960

	Total	65,482,191

	Total Common Stock (cost $1,218,228,774)	1,601,144,152

Shares	Collateral Held for Securities Loaned (3.6%)	Value
65,294,626	Thrivent Cash Management Trust	65,294,626

	Total Collateral Held for Securities Loaned (cost $65,294,626)	65,294,626

Shares or Principal Amount	Short-Term Investments (11.5%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
7,300,000	0.060%, 5/11/2015[d]	7,299,878
300,000	0.065%, 5/26/2015[d]	299,987
1,600,000	0.080%, 5/27/2015[d]	1,599,908
7,000,000	0.080%, 6/11/2015[d]	6,999,362
300,000	0.090%, 6/17/2015[d]	299,965
11,800,000	0.050%, 6/18/2015[d]	11,799,213
	Federal National Mortgage Association Discount Notes
1,200,000	0.060%, 5/13/2015[d]	1,199,976
3,000,000	0.065%, 5/27/2015[d]	2,999,859
9,800,000	0.065%, 7/15/2015[d]	9,798,673
167,292,860	Thrivent Cash Management Trust 0.070%	167,292,860

	Total Short-Term Investments (at amortized cost)	209,589,681

	Total Investments (cost $1,493,113,081) 103.0%	$1,876,028,459

	Other Assets and Liabilities, Net (3.0%)	(54,107,627)

	Total Net Assets 100.0%	$1,821,920,832

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At April 30, 2015, $39,396,952 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$393,737,660
Gross unrealized depreciation	(16,997,446)

Net unrealized appreciation (depreciation)	$376,740,214

Cost for federal income tax purposes	$1,499,288,245

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	199,217,876	163,153,925	36,063,951	–
Consumer Staples	117,834,730	105,711,270	12,123,460	–
Energy	158,750,239	138,334,655	20,415,584	–
Financials	325,890,846	194,638,844	131,252,002	–
Health Care	233,104,608	216,382,073	16,722,535	–
Industrials	142,492,154	100,486,041	42,006,113	–
Information Technology	283,800,434	257,477,916	26,322,518	–
Materials	56,843,390	34,488,954	22,354,436	–
Telecommunications Services	17,727,684	–	17,727,684	–
Utilities	65,482,191	46,894,025	18,588,166	–
Collateral Held for Securities Loaned	65,294,626	65,294,626	–	–
Short-Term Investments	209,589,681	167,292,860	42,296,821	–

Total	$1,876,028,459	$1,490,155,189	$385,873,270	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,990,300	3,990,300	–	–

Total Asset Derivatives	$3,990,300	$3,990,300	$–	$–

Liability Derivatives
Futures Contracts	9,725,536	9,725,536	–	–

Total Liability Derivatives	$9,725,536	$9,725,536	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	6,838	June 2015	$278,005,555	$272,187,089	($5,818,466)
Mini MSCI EAFE Index Futures	948	June 2015	85,794,780	89,785,080	3,990,300
S&P 500 Index Mini-Futures	(1,754)	June 2015	(178,412,460)	(182,319,530)	(3,907,070)
Total Futures Contracts					($5,735,236)

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$3,990,300
Total Equity Contracts		3,990,300

Total Asset Derivatives		$3,990,300

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	9,725,536
Total Equity Contracts		9,725,536

Total Liability Derivatives		$9,725,536

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	30,255,717
Total Equity Contracts		30,255,717

Total		$30,255,717

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(351,280)
Total Equity Contracts		(351,280)

Total		($351,280)

The following table presents Large Cap Stock Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$427,836,396	24.2%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$26,063,555	$296,459,907	$257,228,836	65,294,626	$65,294,626	$211,782
Cash Management Trust-Short Term Investment	72,608,318	285,451,315	190,766,773	167,292,860	167,292,860	47,066
Total Value and Income Earned	98,671,873				232,587,486	258,848

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (5.5%)[a]	Value
Communications Services (2.8%)
	Birch Communication Inc., Term Loan
$3,565,507	7.750%, 7/17/2020	$3,538,766
	Cengage Learning Acquisitions, Term Loan
4,534,200	7.000%, 3/31/2020	4,558,276
	Clear Channel Communications, Inc., Term Loan
2,316,595	7.684%, 7/30/2019	2,244,201
	iHeartCommunications, Inc., Term Loan
7,202,962	6.934%, 1/30/2019	6,887,833
	IMG Worldwide, Inc., Term Loan
2,750,000	8.250%, 5/6/2022	2,678,967
	McGraw-Hill Global Education, LLC, Term Loan
1,970,884	5.750%, 3/22/2019	1,978,275

	Total	21,886,318

Consumer Cyclical (1.2%)
	Amaya BV, Term Loan
2,305,000	8.000%, 8/1/2022	2,325,883
	Mohegan Tribal Gaming Authority, Term Loan
2,261,375	5.500%, 11/19/2019	2,250,475
	Scientific Games International, Inc., Term Loan
4,438,875	6.000%, 10/1/2021	4,483,264

	Total	9,059,622

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
2,970,094	5.375%, 3/21/2019	2,993,171

	Total	2,993,171

Financials (0.4%)
	DJO Finance, LLC, Term Loan
2,882,912	4.250%, 9/15/2017	2,881,125

	Total	2,881,125

Technology (0.7%)
	First Data Corporation, Term Loan
5,549,215	3.682%, 3/23/2018	5,559,648

	Total	5,559,648

	Total Bank Loans (cost $42,111,567)	42,379,884

Principal Amount	Long-Term Fixed Income (89.7%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,636,641	5.746%, 5/25/2036[b]	1,170,080
1,600,000	6.011%, 5/25/2036[b]	1,117,927

	Total	2,288,007

Basic Materials (4.4%)
	Bluescope Steel, Ltd.
1,410,000	7.125%, 5/1/2018*	1,466,224
	First Quantum Minerals, Ltd.
1,966,000	6.750%, 2/15/2020[c]	1,828,380
1,901,000	7.000%, 2/15/2021[c]	1,772,683
	FMG Resources Pty. Ltd.
1,410,000	6.000%, 4/1/2017[c,d]	1,455,120
3,865,000	8.250%, 11/1/2019[c,d]	3,372,212
	Graphic Packaging International, Inc.
710,000	4.750%, 4/15/2021	738,400
470,000	4.875%, 11/15/2022	486,450
	Hexion US Finance Corporation
5,630,000	8.875%, 2/1/2018	5,017,737
	INEOS Group Holdings SA
2,755,000	6.125%, 8/15/2018[c,d]	2,803,213
	Midwest Vanadium, Pty. Ltd.
3,070,000	11.500%, 2/15/2018*,e	153,500
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,789,625
	Resolute Forest Products, Inc.
3,335,000	5.875%, 5/15/2023	3,214,106
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017	1,934,580
	Sappi Papier Holding GmbH
2,355,000	8.375%, 6/15/2019[c]	2,513,963
	Signode Industrial Group Lux SA
920,000	6.375%, 5/1/2022[c]	920,000
	Tembec Industries, Inc.
2,340,000	9.000%, 12/15/2019[c]	2,386,800

	Total	33,852,993

Capital Goods (8.3%)
	Abengoa Finance SAU
2,750,000	7.750%, 2/1/2020[c,d]	2,739,000
	Abengoa Greenfield SA
3,040,000	6.500%, 10/1/2019[c,d]	2,850,000
	Anixter, Inc.
3,045,000	5.125%, 10/1/2021	3,166,800
	Berry Plastics Corporation
2,290,000	5.500%, 5/15/2022	2,373,013
	Bombardier, Inc.
940,000	7.500%, 3/15/2025[c]	931,775
	Brand Energy & Infrastructure Services, Inc.
1,830,000	8.500%, 12/1/2021[c]	1,747,650
	Case New Holland, Inc.
2,210,000	7.875%, 12/1/2017	2,436,525
	Cemex Finance, LLC
2,305,000	9.375%, 10/12/2017[c]	2,624,243
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[c]	2,505,500
	CNH Capital, LLC
1,850,000	3.625%, 4/15/2018	1,854,625
	Huntington Ingalls Industries, Inc.
820,000	5.000%, 12/15/2021[c]	847,675
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020	4,568,900
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[c]	2,454,400
	Moog, Inc.
1,525,000	5.250%, 12/1/2022[c]	1,578,375

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.7%)	Value
Capital Goods (8.3%) - continued
	Nortek, Inc.
$2,750,000	10.000%, 12/1/2018	$2,887,500
3,360,000	8.500%, 4/15/2021	3,628,800
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,408,750
	Reynolds Group Issuer, Inc.
1,840,000	9.875%, 8/15/2019	1,960,750
1,900,000	5.750%, 10/15/2020	1,985,500
2,370,000	8.250%, 2/15/2021[d]	2,521,087
	RSC Equipment Rental, Inc.
1,283,000	8.250%, 2/1/2021	1,384,036
	Safeway Group Holding, LLC
2,825,000	7.000%, 5/15/2018[c]	2,860,312
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,662,375
	Tekni-Plex, Inc.
2,056,000	9.750%, 6/1/2019[c]	2,205,060
	United Rentals North America, Inc.
1,375,000	6.125%, 6/15/2023	1,441,344
	UR Financing Escrow Corporation
3,750,000	7.625%, 4/15/2022	4,134,375

	Total	64,758,370

Communications Services (17.4%)
	Altice Financing SA
920,000	6.500%, 1/15/2022[c]	938,400
710,000	6.625%, 2/15/2023[c]	731,300
	Altice Finco SA
950,000	9.875%, 12/15/2020[c]	1,048,563
460,000	8.125%, 1/15/2024[c]	484,150
200,000	7.625%, 2/15/2025[c]	203,875
	Altice SA
1,410,000	7.625%, 2/15/2025[c]	1,425,933
	AMC Networks, Inc.
4,190,000	7.750%, 7/15/2021	4,567,100
	CCO Holdings, LLC
1,390,000	7.000%, 1/15/2019	1,443,862
700,000	7.375%, 6/1/2020	745,500
1,835,000	5.250%, 3/15/2021	1,853,350
1,835,000	5.250%, 9/30/2022	1,833,624
	Cequel Communications Holdings I, LLC
3,180,000	6.375%, 9/15/2020[c]	3,350,925
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,287,500
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[c]	4,828,606
	Digicel, Ltd.
1,470,000	7.000%, 2/15/2020*	1,499,400
2,780,000	6.000%, 4/15/2021[c]	2,698,574
	DISH DBS Corporation
2,355,000	5.125%, 5/1/2020	2,381,494
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020*	4,186,930
	Equinix, Inc.
2,815,000	5.750%, 1/1/2025	2,962,788
	Frontier Communications Corporation
2,745,000	8.125%, 10/1/2018	3,091,556
500,000	6.250%, 9/15/2021	496,250
1,000,000	6.875%, 1/15/2025	968,490
	Gray Television, Inc.
2,290,000	7.500%, 10/1/2020	2,433,125
	Hughes Satellite Systems Corporation
4,400,000	6.500%, 6/15/2019	4,829,000
	Intelsat Jackson Holdings SA
6,530,000	7.250%, 10/15/2020	6,733,246
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,063,750
	Level 3 Financing, Inc.
3,700,000	8.625%, 7/15/2020	4,014,500
1,380,000	6.125%, 1/15/2021	1,461,075
	McGraw-Hill Global Education Holdings, LLC
4,705,000	9.750%, 4/1/2021	5,210,788
	MDC Partners, Inc.
3,270,000	6.750%, 4/1/2020[c]	3,319,050
	Nielsen Finance, LLC
1,150,000	5.000%, 4/15/2022[c]	1,156,325
	Numericable-SFR
3,910,000	6.000%, 5/15/2022[c]	4,005,306
2,290,000	6.250%, 5/15/2024[c]	2,352,998
	Sprint Communications, Inc.
7,120,000	9.000%, 11/15/2018[c]	8,101,207
2,530,000	7.000%, 3/1/2020[c]	2,798,812
	Sprint Corporation
8,475,000	7.625%, 2/15/2025	8,334,315
	T-Mobile USA, Inc.
3,210,000	6.542%, 4/28/2020	3,386,390
920,000	6.125%, 1/15/2022	948,750
920,000	6.500%, 1/15/2024	960,250
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[c]	4,865,062
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[c]	2,913,219
2,590,000	5.125%, 2/15/2025[c]	2,609,425
	UPCB Finance V, Ltd.
1,400,000	7.250%, 11/15/2021[c]	1,520,750
	Verizon Communications, Inc.
1,664,000	4.272%, 1/15/2036[c]	1,600,097
	Virgin Media Secured Finance plc
1,030,000	5.250%, 1/15/2026[c]	1,024,850
	West Corporation
3,210,000	5.375%, 7/15/2022[c]	3,093,638
	Wind Acquisition Finance SA
5,940,000	4.750%, 7/15/2020[c]	5,940,000
	Ziggo Bond Finance BV
1,180,000	5.875%, 1/15/2025[c]	1,224,250

	Total	134,928,348

Consumer Cyclical (12.8%)
	AMC Entertainment, Inc.
2,290,000	5.875%, 2/15/2022	2,375,875
	Beazer Homes USA, Inc.
2,290,000	5.750%, 6/15/2019	2,255,650
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[c]	2,482,575
1,760,000	6.125%, 7/1/2022[c]	1,821,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Schedule of Investments as of April 30, 2015

(Unaudited)

Principal Amount	Long-Term Fixed Income (89.7%)	Value
Consumer Cyclical (12.8%) - continued
	Choice Hotels International, Inc.
$5,721,000	5.750%, 7/1/2022	$6,264,495
	Chrysler Group, LLC
2,230,000	8.000%, 6/15/2019	2,336,036
1,900,000	8.250%, 6/15/2021	2,097,125
	Churchill Downs, Inc.
3,110,000	5.375%, 12/15/2021	3,172,200
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,252,096
	CST Brands, Inc.
1,890,000	5.000%, 5/1/2023	1,946,700
	Eldorado Resorts, LLC
5,135,000	8.625%, 6/15/2019*	5,366,075
	Family Tree Escrow, LLC
1,410,000	5.250%, 3/1/2020[c]	1,476,975
1,880,000	5.750%, 3/1/2023[c]	1,974,000
	General Motors Financial Company, Inc.
1,190,000	6.750%, 6/1/2018	1,345,319
	Jaguar Land Rover Automotive plc
2,110,000	4.125%, 12/15/2018[c]	2,170,662
585,000	4.250%, 11/15/2019[c]	601,088
950,000	5.625%, 2/1/2023[c]	1,007,000
	KB Home
930,000	7.250%, 6/15/2018	1,006,725
920,000	4.750%, 5/15/2019	913,100
1,750,000	8.000%, 3/15/2020[d]	1,933,750
1,420,000	7.500%, 9/15/2022	1,483,900
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,637,350
1,640,000	5.625%, 2/15/2022	1,799,900
	Lear Corporation
2,340,000	4.750%, 1/15/2023	2,375,100
	Lennar Corporation
940,000	4.500%, 11/15/2019	968,200
2,810,000	4.750%, 5/30/2025	2,788,925
	Live Nation Entertainment, Inc.
3,575,000	5.375%, 6/15/2022[c]	3,655,438
	LKQ Corporation
2,590,000	4.750%, 5/15/2023	2,551,150
	Masonite International Corporation
1,000,000	5.625%, 3/15/2023[c]	1,045,000
	MGM Resorts International
500,000	6.000%, 3/15/2023	517,813
	Mohegan Tribal Gaming Authority
2,835,000	9.750%, 9/1/2021[d]	3,026,362
	Neiman Marcus Group, Ltd., LLC
2,760,000	8.000%, 10/15/2021[c]	2,960,100
	New Cotai, LLC
3,693,130	10.625%, 5/1/2019*	3,637,733
	Rite Aid Corporation
2,835,000	6.750%, 6/15/2021	3,001,556
2,840,000	6.125%, 4/1/2023[c]	2,942,950
	Scientific Games International, Inc.
3,895,000	6.625%, 5/15/2021[c,d]	2,843,350
	Seminole Indian Tribe of Florida
3,345,000	7.804%, 10/1/2020*	3,646,050
	Studio City Finance, Ltd.
4,760,000	8.500%, 12/1/2020[c,d]	4,807,600
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015*	2,241,900
	United Rentals, Inc.
950,000	5.500%, 7/15/2025	962,398
	ZF North America Capital, Inc.
1,875,000	4.500%, 4/29/2022[c]	1,871,484
1,875,000	4.750%, 4/29/2025[c]	1,879,688

	Total	99,442,993

Consumer Non-Cyclical (11.3%)
	B&G Foods, Inc.
3,300,000	4.625%, 6/1/2021	3,308,250
	Cott Beverages, Inc.
2,885,000	5.375%, 7/1/2022[c]	2,773,350
	DaVita HealthCare Partners, Inc.
2,110,000	5.000%, 5/1/2025	2,106,044
	Endo Finance, LLC
940,000	6.000%, 2/1/2025[c]	964,088
	Envision Healthcare Corporation
3,205,000	5.125%, 7/1/2022[c]	3,301,150
	Grifols Worldwide Operations, Ltd.
2,290,000	5.250%, 4/1/2022[c]	2,341,525
	HCA, Inc.
550,000	3.750%, 3/15/2019	566,500
2,355,000	6.500%, 2/15/2020	2,684,700
4,190,000	5.875%, 3/15/2022	4,687,562
1,640,000	4.750%, 5/1/2023	1,722,000
3,295,000	5.375%, 2/1/2025	3,459,750
	HealthSouth Corporation
1,180,000	5.125%, 3/15/2023	1,215,400
	JBS Finance II, Ltd.
3,950,000	8.250%, 1/29/2018*	4,074,464
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[c]	2,805,000
	Kindred Escrow Corporation II
3,695,000	8.750%, 1/15/2023[c]	4,110,688
	MPH Acquisition Holdings, LLC
3,205,000	6.625%, 4/1/2022[c]	3,365,282
	Omnicare, Inc.
1,410,000	4.750%, 12/1/2022	1,540,425
2,244,000	5.000%, 12/1/2024	2,445,960
	Ortho-Clinical Diagnostics, Inc.
3,900,000	6.625%, 5/15/2022[c]	3,466,125
	Prestige Brands, Inc.
920,000	5.375%, 12/15/2021[c]	931,500
	Revlon Consumer Products Corporation
4,240,000	5.750%, 2/15/2021[d]	4,240,000
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020	2,045,800
1,820,000	6.625%, 11/15/2022	1,947,400
	Teleflex, Inc.
1,565,000	6.875%, 6/1/2019	1,621,731
2,225,000	5.250%, 6/15/2024	2,247,250
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,935,625
3,665,000	8.125%, 4/1/2022	3,999,431
	TreeHouse Foods, Inc.
1,835,000	4.875%, 3/15/2022[d]	1,890,050
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[c]	2,559,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.7%)	Value
Consumer Non-Cyclical (11.3%) - continued
$2,355,000	5.500%, 3/1/2023[c]	$2,384,438
	Visant Corporation
1,830,000	10.000%, 10/1/2017	1,596,675
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[c]	3,070,550
	VRX Escrow Corporation
5,000,000	6.125%, 4/15/2025[c]	5,159,375

	Total	87,567,088

Energy (13.3%)
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022	1,407,925
2,360,000	5.625%, 6/1/2023[c,d]	2,410,150
	Bonanza Creek Energy, Inc.
4,415,000	6.750%, 4/15/2021	4,492,262
	California Resources Corporation
3,745,000	6.000%, 11/15/2024[c,d]	3,520,300
	Chaparral Energy, Inc.
2,835,000	7.625%, 11/15/2022	2,268,000
	Chesapeake Energy Corporation
1,810,000	4.875%, 4/15/2022[d]	1,669,725
	Concho Resources, Inc.
4,260,000	6.500%, 1/15/2022	4,483,650
	Crestwood Midstream Partners, LP
2,065,000	6.125%, 3/1/2022	2,132,113
2,365,000	6.250%, 4/1/2023[c]	2,471,425
	Diamondback Energy, Inc.
3,445,000	7.625%, 10/1/2021	3,729,212
	Energy XXI Gulf Coast, Inc.
1,895,000	11.000%, 3/15/2020[c]	1,809,725
1,140,000	6.875%, 3/15/2024[c,d]	453,150
	Exterran Partners, LP
3,720,000	6.000%, 4/1/2021	3,645,600
	Halcon Resources Corporation
1,410,000	8.625%, 2/1/2020[c,f]	1,467,281
1,415,000	8.875%, 5/15/2021[d]	1,105,115
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,705,925
1,410,000	5.000%, 3/1/2021	1,173,825
	Jones Energy Holdings, LLC
4,205,000	6.750%, 4/1/2022	4,162,950
	Laredo Petroleum, Inc.
3,670,000	5.625%, 1/15/2022[d]	3,692,938
470,000	6.250%, 3/15/2023	486,450
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,593,585
1,930,000	7.750%, 2/1/2021	1,659,800
	MarkWest Energy Partners, LP
1,521,000	6.250%, 6/15/2022	1,608,457
3,165,000	4.875%, 12/1/2024	3,273,876
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[c]	933,187
2,840,000	6.375%, 1/30/2023[c]	2,769,000
1,200,000	7.000%, 3/31/2024[c]	1,182,240
	Memorial Production Partners, LP
2,830,000	7.625%, 5/1/2021	2,766,325
	Oasis Petroleum, Inc.
1,480,000	7.250%, 2/1/2019[d]	1,510,340
1,410,000	6.500%, 11/1/2021	1,417,050
	Offshore Group Investment, Ltd.
3,770,000	7.125%, 4/1/2023	2,412,800
	Pacific Drilling V, Ltd.
4,320,000	7.250%, 12/1/2017[c]	3,996,000
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,216,500
940,000	6.500%, 12/15/2021	914,150
1,150,000	5.250%, 11/15/2024	994,750
	Range Resources Corporation
945,000	5.000%, 3/15/2023	959,175
	Rice Energy, Inc.
3,895,000	6.250%, 5/1/2022[d]	3,914,475
940,000	7.250%, 5/1/2023[c]	977,600
	Rosetta Resources, Inc.
3,210,000	5.875%, 6/1/2024[d]	3,185,925
	Sabine Pass Liquefaction, LLC
2,355,000	5.625%, 2/1/2021	2,408,765
2,750,000	5.750%, 5/15/2024	2,777,500
2,800,000	5.625%, 3/1/2025[c]	2,815,540
	Sunoco, LP
1,170,000	6.375%, 4/1/2023[c]	1,216,800
	Tesoro Logistics, LP
2,100,000	5.500%, 10/15/2019[c]	2,220,750
1,870,000	6.250%, 10/15/2022[c]	1,984,538
	United Refining Company
2,789,000	10.500%, 2/28/2018	2,948,252

	Total	102,945,101

Financials (9.8%)
	AerCap Ireland Capital, Ltd.
2,810,000	5.000%, 10/1/2021[c]	3,008,667
	Ally Financial, Inc.
1,290,000	3.250%, 2/13/2018	1,288,388
5,630,000	4.125%, 3/30/2020	5,658,150
2,120,000	4.125%, 2/13/2022	2,077,600
	Argos Merger Sub, Inc.
3,295,000	7.125%, 3/15/2023[c]	3,459,750
	Aviv Healthcare Properties, LP
4,730,000	7.750%, 2/15/2019	4,913,287
2,760,000	6.000%, 10/15/2021	3,161,414
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/31/2049[c,g]	925,250
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 12/29/2049[g]	1,463,110
	CIT Group, Inc.
3,205,000	3.875%, 2/19/2019	3,176,956
	Corrections Corporation of America
3,215,000	4.625%, 5/1/2023	3,239,113
	Credit Agricole SA
935,000	6.625%, 9/29/2049[c,d,g]	944,782
	CyrusOne, LP
3,460,000	6.375%, 11/15/2022	3,645,975
	DDR Corporation
720,000	4.625%, 7/15/2022	768,822
	Denali Borrower, LLC
4,890,000	5.625%, 10/15/2020[c]	5,226,188
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,481,416

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.7%)	Value
Financials (9.8%) - continued
	Drawbridge Special Opportunities Fund, LP
$3,215,000	5.000%, 8/1/2021[c]	$3,223,038
	HSBC Holdings plc
935,000	6.375%, 12/29/2049[g]	966,790
	Icahn Enterprises, LP
3,500,000	4.875%, 3/15/2019	3,566,150
6,965,000	6.000%, 8/1/2020	7,323,349
	ILFC E-Capital Trust II
1,605,000	6.250%, 12/21/2065[c,h]	1,556,850
	International Lease Finance Corporation
1,400,000	8.875%, 9/1/2017	1,590,750
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020*	2,320,625
	Lloyds Banking Group plc
920,000	6.657%, 1/29/2049[c,g]	1,051,100
	MPT Operating Partnership, LP
2,385,000	6.875%, 5/1/2021	2,563,875
1,052,000	6.375%, 2/15/2022	1,136,160
540,000	5.500%, 5/1/2024	577,800
	RHP Hotel Properties, LP
840,000	5.000%, 4/15/2023[c]	850,500
	Royal Bank of Scotland Group plc
1,885,000	7.640%, 3/29/2049[g]	2,064,075
	RPH Hotel Properties, LP
710,000	5.000%, 4/15/2021	721,502

	Total	75,951,432

Technology (3.8%)
	AECOM
2,340,000	5.750%, 10/15/2022[c]	2,421,900
935,000	5.875%, 10/15/2024[c]	968,557
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[c]	6,181,200
	Amkor Technology, Inc.
2,870,000	6.625%, 6/1/2021	2,963,275
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023	3,358,850
	First Data Corporation
1,629,000	12.625%, 1/15/2021	1,923,034
1,788,000	11.750%, 8/15/2021	2,051,730
	Flextronics International, Ltd.
2,000,000	4.625%, 2/15/2020	2,090,000
	NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[c]	3,506,738
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[c]	4,284,875

	Total	29,750,159

Transportation (4.4%)
	Air Medical Merger Sub Corporation
2,810,000	6.375%, 5/15/2023[c,d]	2,729,213
	American Airlines Pass Through Trust
3,399,027	5.600%, 7/15/2020[c]	3,585,974
	Avis Budget Car Rental, LLC
3,100,000	5.125%, 6/1/2022[c]	3,127,125
3,150,000	5.500%, 4/1/2023	3,212,023
	Continental Airlines, Inc.
1,440,000	6.125%, 4/29/2018	1,511,107
	Delta Air Lines Pass Through Trust
2,176,540	6.875%, 5/7/2019*,d	2,399,745
	Dynagas LNG Partners, LP
1,870,000	6.250%, 10/30/2019	1,683,000
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022*	1,788,825
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019[d]	1,735,650
1,605,000	8.125%, 11/15/2021[c]	1,641,112
	Navios South American Logistics, Inc.
1,600,000	7.250%, 5/1/2022[c]	1,552,000
	Teekay Offshore Partners, LP
3,210,000	6.000%, 7/30/2019	2,880,975
	Ultrapetrol Bahamas, Ltd.
3,280,000	8.875%, 6/15/2021	3,017,600
	United Airlines Pass Through Trust
1,376,245	5.375%, 8/15/2021	1,448,498
	XPO Logistics, Inc.
2,110,000	7.875%, 9/1/2019[c]	2,241,875

	Total	34,554,722

Utilities (3.9%)
	Access Midstream Partners, LP
2,335,000	4.875%, 5/15/2023	2,369,021
	Calpine Corporation
4,130,000	5.375%, 1/15/2023	4,166,137
2,350,000	5.500%, 2/1/2024	2,350,000
	Chesapeake Midstream Partners, LP
810,000	6.125%, 7/15/2022	870,750
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,544,000
1,650,000	6.375%, 10/1/2022	1,753,125
	Dynegy Finance I, Inc.
935,000	6.750%, 11/1/2019[c]	977,075
2,340,000	7.625%, 11/1/2024[c]	2,515,500
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[c,g]	2,618,750
	Holly Energy Partners, LP
1,460,000	6.500%, 3/1/2020	1,445,400
	Regency Energy Partners, LP
3,950,000	5.500%, 4/15/2023	4,177,125
	Targa Resources Partners, LP
4,280,000	5.250%, 5/1/2023	4,365,600

	Total	30,152,483

	Total Long-Term Fixed Income (cost $687,376,908)	696,191,696

Shares	Preferred Stock (1.1%)	Value
Financials (1.0%)
52,669	Citigroup, Inc., 6.875%[g]	1,433,650
48,000	Discover Financial Services, 6.500%[g]	1,236,480
74,979	Goldman Sachs Group, Inc., 5.500%[g]	1,862,478
16,984	Morgan Stanley, 6.875%[g]	465,362
17,280	PNC Financial Services Group, Inc., 6.125%[g]	484,877

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Preferred Stock (1.1%)	Value
Financials (1.0%) - continued
1,440	Wells Fargo & Company, Convertible, 7.500%[g]	$1,755,000

	Total	7,237,847

Materials (0.1%)
36,650	CHS, Inc., 7.100%[g]	978,188

	Total	978,188

	Total Preferred Stock (cost $8,214,056)	8,216,035

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
305	Lear Corporation	33,864
36,330	TVMAX Holdings, Inc.[i,j]	4

	Total	33,868

Financials (<0.1%)
10	New Cotai, LLC*,i,j	88,093

	Total	88,093

	Total Common Stock (cost $2,569,840)	121,961

Shares	Collateral Held for Securities Loaned (6.6%)	Value
51,049,124	Thrivent Cash Management Trust	51,049,124

	Total Collateral Held for Securities Loaned (cost $51,049,124)	51,049,124

Shares or Principal Amount	Short-Term Investments (2.6%)[k]	Value
	Federal National Mortgage Association Discount Notes
350,000	0.150%, 5/6/2015	349,993
	Thrivent Cash Management Trust
19,170,464	0.070%	19,170,464
	U.S. Treasury Bills
1,000,000	0.070%, 8/20/2015	999,784

	Total Short-Term Investments (at amortized cost)	20,520,241

	Total Investments (cost $811,841,736) 105.5%	$818,478,941

	Other Assets and Liabilities, Net (5.5%)	(42,696,304)

	Total Net Assets 100.0%	$775,782,637

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $262,228,962 or 33.8% of total net assets.

d	All or a portion of the security is on loan.
e	Defaulted security. Interest is not being accrued.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
i

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Bluescope Steel, Ltd., 5/1/2018	4/11/2013	$1,410,000
Delta Air Lines Pass Through Trust, 5/7/2019	5/3/2013	2,291,517
Digicel, Ltd., 2/15/2020	2/7/2012	1,470,000
Eileme 2 AB, 1/31/2020	1/19/2012	3,668,940
Eldorado Resorts, LLC, 6/15/2019	5/19/2011	5,111,205
Eletson Holdings, Inc., 1/15/2022	12/12/2013	1,804,691
JBS Finance II, Ltd., 1/29/2018	7/22/2010	3,896,043
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,350,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,908,916
New Cotai, LLC, 5/1/2019	4/12/2013	3,618,344
New Cotai, LLC	4/12/2013	308,750
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	3,151,918
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,227,003

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$24,219,287
Gross unrealized depreciation	(17,790,497)

Net unrealized appreciation (depreciation)	$6,428,790

Cost for federal income tax purposes	$812,050,151

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Communications Services	21,886,318	–	18,347,552	3,538,766
Consumer Cyclical	9,059,622	–	9,059,622	–
Consumer Non-Cyclical	2,993,171	–	2,993,171	–
Financials	2,881,125	–	2,881,125	–
Technology	5,559,648	–	5,559,648	–

Long-Term Fixed Income
Asset-Backed Securities	2,288,007	–	2,288,007	–
Basic Materials	33,852,993	–	33,852,993	–
Capital Goods	64,758,370	–	64,758,370	–
Communications Services	134,928,348	–	134,928,348	–
Consumer Cyclical	99,442,993	–	99,442,993	–
Consumer Non-Cyclical	87,567,088	–	87,567,088	–
Energy	102,945,101	–	102,945,101	–
Financials	75,951,432	–	75,951,432	–
Technology	29,750,159	–	29,750,159	–
Transportation	34,554,722	–	34,554,722	–
Utilities	30,152,483	–	30,152,483	–

Preferred Stock
Financials	7,237,847	7,237,847	–	–
Materials	978,188	978,188	–	–

Common Stock
Consumer Discretionary	33,868	33,864	–	4
Financials	88,093	–	–	88,093
Collateral Held for Securities Loaned	51,049,124	51,049,124	–	–
Short-Term Investments	20,520,241	19,170,464	1,349,777	–

Total	$818,478,941	$78,469,487	$736,382,591	$3,626,863

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/( losses) and Statement of Operations location, for the period ended April 30, 2015, for High Yield Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	376,433
Total Credit Contracts		376,433

Total		$376,433

The following table presents High Yield Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Credit Contracts	$504,441	0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust- Collateral Investment	$42,383,027	$104,587,770	$95,921,673	51,049,124	$51,049,124	$96,625
Cash Management Trust- Short Term Investment	26,565,337	106,164,450	113,559,323	19,170,464	19,170,464	9,443
Total Value and Income Earned	68,948,364				70,219,588	106,068

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,316,453	3.750%, 6/30/2019	$1,187,085
	Ineos Group Holdings, Ltd., Term Loan
864,885	3.750%, 5/4/2018	866,079

	Total	2,053,164

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
872,250	3.750%, 10/9/2019	869,633
	Berry Plastics Group, Inc., Term Loan
882,000	3.500%, 2/8/2020	881,833

	Total	1,751,466

Communications Services (1.3%)
	Charter Communications Operating, LLC, Term Loan
530,550	3.000%, 1/3/2021	529,001
	Clear Channel Communications, Inc., Term Loan
216,167	7.684%, 7/30/2019	209,412
	Cumulus Media Holdings, Inc., Term Loan
774,824	4.250%, 12/23/2020	765,139
	Hargray Communications Group, Inc., Term Loan
898,736	5.250%, 6/26/2019	903,509
	iHeartCommunications, Inc., Term Loan
672,127	6.934%, 1/30/2019	642,722
	Intelsat Jackson Holdings SA, Term Loan
1,051,101	3.750%, 6/30/2019	1,049,787
	Level 3 Communications, Inc., Term Loan
900,000	4.000%, 1/15/2020	901,971
	McGraw-Hill Global Education, LLC, Term Loan
377,403	5.750%, 3/22/2019	378,819
	NEP/NCP Holdco, Inc., Term Loan
882,107	4.250%, 1/22/2020	874,759
	TNS, Inc., Term Loan
750,299	5.000%, 2/14/2020	749,984
	Univision Communications, Inc., Term Loan
916,809	4.000%, 3/1/2020	917,313
	Virgin Media Investment Holdings, Ltd., Term Loan
769,329	3.500%, 6/7/2020	769,667
	WideOpenWest Finance, LLC, Term Loan
882,000	4.750%, 4/1/2019	885,995
	Yankee Cable Acquisition, LLC, Term Loan
845,624	4.250%, 3/1/2020	848,473
	Zayo Group, LLC, Term Loan
879,663	4.000%, 7/2/2019	879,663

	Total	11,306,214

Consumer Cyclical (0.4%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
756,264	4.250%, 8/13/2021	759,637
	Chrysler Group, LLC, Term Loan
901,272	3.500%, 5/24/2017	902,174
	MGM Resorts International, Term Loan
527,850	3.500%, 12/20/2019	527,628
	ROC Finance, LLC, Term Loan
886,500	5.000%, 6/20/2019	876,899

	Total	3,066,338

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
1,010,130	5.375%, 3/21/2019	1,017,978
	Biomet, Inc., Term Loan
790,192	3.681%, 7/25/2017	790,113
	CHS/Community Health Systems, Inc., Term Loan
243,089	3.434%, 12/31/2018	244,365
646,275	4.250%, 1/27/2021	650,108
	Roundy’s Supermarkets, Inc., Term Loan
733,517	5.750%, 3/3/2021	707,323
	Visant Corporation, Term Loan
675,892	7.000%, 9/23/2021	679,028

	Total	4,088,915

Energy (0.1%)
	Arch Coal, Inc., Term Loan
870,421	6.250%, 5/16/2018	647,123
	McJunkin Red Man Corporation, Term Loan
354,600	5.000%, 11/8/2019	349,614
	Offshore Group Investment, Ltd., Term Loan
441,000	5.750%, 3/28/2019	285,548

	Total	1,282,285

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
879,750	4.000%, 10/15/2019	879,002

	Total	879,002

Technology (0.4%)
	BMC Software, Inc., Term Loan
867,028	5.000%, 9/10/2020	852,505
	First Data Corporation, Term Loan
900,000	3.682%, 3/23/2018	901,692
	Freescale Semiconductor, Inc., Term Loan
882,084	4.250%, 2/28/2020	885,392
	Infor US, Inc., Term Loan
537,489	3.750%, 6/3/2020	536,446
	SunGard Data Systems, Inc., Term Loan
226,640	4.000%, 3/8/2020	228,244

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Technology (0.4%) - continued
	Syniverse Holdings, Inc., Term Loan
$345,537	4.000%, 4/23/2019	$332,725

	Total	3,737,004

Transportation (0.3%)
	American Airlines, Inc., Term Loan
903,900	3.750%, 6/27/2019	907,100
	Delta Air Lines, Inc., Term Loan
1,353,756	3.250%, 4/20/2017	1,353,255

	Total	2,260,355

Utilities (0.2%)
	Calpine Corporation, Term Loan
692,873	4.000%, 4/1/2018	696,496
682,500	4.000%, 10/9/2019	685,346

	Total	1,381,842

	Total Bank Loans (cost $32,252,527)	31,806,585

Principal Amount	Long-Term Fixed Income (89.6%)	Value
Asset-Backed Securities (0.7%)
	First Horizon ABS Trust
567,076	0.341%, 10/25/2034[b,c]	503,329
	GMAC Mortgage Corporation Loan Trust
1,655,402	0.354%, 8/25/2035[b,c]	1,512,667
1,949,076	0.354%, 12/25/2036[b,c]	1,712,187
	IndyMac Seconds Asset-Backed Trust
1,072,993	0.521%, 10/25/2036[b,c]	681,184
	Renaissance Home Equity Loan Trust
1,432,061	5.746%, 5/25/2036[d]	1,023,820
1,400,000	6.011%, 5/25/2036[d]	978,186

	Total	6,411,373

Basic Materials (4.8%)
	Albemarle Corporation
1,850,000	4.150%, 12/1/2024	1,903,985
	Alcoa, Inc.
740,000	5.125%, 10/1/2024	797,663
	Anglo American Capital plc
1,090,000	4.125%, 4/15/2021[e]	1,117,835
	ArcelorMittal
2,250,000	6.000%, 8/5/2020	2,348,438
	Barrick Gold Corporation
1,080,000	3.850%, 4/1/2022	1,062,542
1,090,000	4.100%, 5/1/2023	1,075,687
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,561,326
	Freeport-McMoRan, Inc.
2,530,000	3.550%, 3/1/2022	2,374,301
1,825,000	3.875%, 3/15/2023	1,717,068
1,480,000	4.550%, 11/14/2024[f]	1,435,905
	Georgia-Pacific, LLC
1,310,000	5.400%, 11/1/2020[e]	1,487,694
2,220,000	3.163%, 11/15/2021[e]	2,255,966
	Glencore Funding, LLC
1,890,000	2.875%, 4/16/2020[e]	1,888,452
1,820,000	4.125%, 5/30/2023[e]	1,834,782
	International Paper Company
1,810,000	4.800%, 6/15/2044	1,818,143
	LYB International Finance BV
1,445,000	4.000%, 7/15/2023	1,529,207
1,090,000	4.875%, 3/15/2044	1,151,856
	LyondellBasell Industries NV
1,830,000	6.000%, 11/15/2021	2,150,929
	Mosaic Company
1,230,000	4.250%, 11/15/2023	1,309,403
910,000	5.450%, 11/15/2033	1,027,972
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,254,433
	Sappi Papier Holding GmbH
1,090,000	6.625%, 4/15/2021[e]	1,139,050
	Vale Overseas, Ltd.
1,100,000	4.625%, 9/15/2020[f]	1,126,510
	Vale SA
1,070,000	5.625%, 9/11/2042[f]	954,194
	Weyerhaeuser Company
735,000	4.625%, 9/15/2023	804,735
1,430,000	7.375%, 3/15/2032	1,881,701
	Xstrata Finance Canada, Ltd.
1,060,000	4.250%, 10/25/2022[e]	1,084,123

	Total	41,093,900

Capital Goods (1.7%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[e]	2,358,803
	Huntington Ingalls Industries, Inc.
370,000	5.000%, 12/15/2021[e]	382,488
	L-3 Communications Corporation
1,440,000	3.950%, 5/28/2024	1,460,831
	Republic Services, Inc.
1,300,000	5.250%, 11/15/2021	1,483,583
1,830,000	3.550%, 6/1/2022	1,894,460
1,130,000	3.200%, 3/15/2025	1,128,463
	Reynolds Group Issuer, Inc.
1,060,000	9.875%, 8/15/2019	1,129,563
	Textron, Inc.
1,311,000	5.600%, 12/1/2017	1,426,284
720,000	4.300%, 3/1/2024	763,932
370,000	3.875%, 3/1/2025	379,507
	Waste Management, Inc.
1,860,000	4.100%, 3/1/2045	1,802,057

	Total	14,209,971

Collateralized Mortgage Obligations (0.8%)
	CitiMortgage Alternative Loan Trust
1,176,303	5.750%, 4/25/2037	1,010,008
	Countrywide Alternative Loan Trust
1,512,335	6.000%, 1/25/2037	1,392,342
	HomeBanc Mortgage Trust
1,375,647	2.306%, 4/25/2037	1,023,919
	Wachovia Mortgage Loan Trust, LLC
1,530,450	2.736%, 5/20/2036	1,336,481
	WaMu Mortgage Pass Through Certificates
928,400	0.471%, 10/25/2045[c]	860,280

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.6%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	Washington Mutual Mortgage Pass Through Certificates
$2,206,581	0.887%, 2/25/2047[c]	$1,550,662

	Total	7,173,692

Commercial Mortgage-Backed Securities (0.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,154,993	5.331%, 2/11/2044	2,284,691
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,364,835
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,910,723

	Total	5,560,249

Communications Services (9.8%)
	21st Century Fox America, Inc.
1,100,000	7.625%, 11/30/2028	1,490,722
1,350,000	6.400%, 12/15/2035	1,730,408
1,120,000	6.150%, 2/15/2041	1,390,117
	America Movil SAB de CV
2,400,000	1.268%, 9/12/2016[c]	2,409,554
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,547,352
1,450,000	3.500%, 1/31/2023	1,424,278
	AT&T, Inc.
1,900,000	2.450%, 6/30/2020[g]	1,897,870
760,000	3.400%, 5/15/2025[g]	751,972
1,810,000	4.300%, 12/15/2042	1,656,568
	British Sky Broadcasting Group plc
560,000	2.625%, 9/16/2019[e]	567,678
1,490,000	3.750%, 9/16/2024[e]	1,518,776
	CC Holdings GS V, LLC
720,000	3.849%, 4/15/2023	725,050
	CenturyLink, Inc.
1,080,000	5.625%, 4/1/2020	1,137,769
1,400,000	5.800%, 3/15/2022	1,452,500
	Columbus International, Inc.
1,090,000	7.375%, 3/30/2021[e]	1,186,738
	Comcast Corporation
1,300,000	6.400%, 5/15/2038	1,698,627
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[e]	1,371,731
1,080,000	3.250%, 12/15/2022[e]	1,069,487
	DIRECTV Holdings, LLC
1,815,000	3.800%, 3/15/2022	1,875,234
1,810,000	4.450%, 4/1/2024	1,910,341
2,500,000	3.950%, 1/15/2025	2,542,183
	Frontier Communications Corporation
1,120,000	6.875%, 1/15/2025	1,084,709
	Hughes Satellite Systems Corporation
1,420,000	6.500%, 6/15/2019	1,558,450
	NBC Universal Enterprise, Inc.
1,080,000	1.974%, 4/15/2019[e]	1,086,188
	NBCUniversal Media, LLC
2,490,000	4.375%, 4/1/2021	2,768,992
	Numericable-SFR
1,080,000	6.000%, 5/15/2022[e]	1,106,325
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,604,029
560,000	3.650%, 11/1/2024	573,455
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[e]	1,825,171
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[e]	785,438
	Sprint Corporation
720,000	7.125%, 6/15/2024	692,100
	Telefonica Emisiones SAU
2,530,000	5.462%, 2/16/2021	2,872,183
900,000	4.570%, 4/27/2023	981,843
	Telstra Corporation, Ltd.
2,270,000	3.125%, 4/7/2025[e]	2,281,180
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,194,551
	Time Warner Entertainment Company, LP
1,250,000	8.375%, 3/15/2023	1,533,588
	Time Warner, Inc.
1,810,000	2.100%, 6/1/2019	1,817,551
1,400,000	7.700%, 5/1/2032	1,950,654
	Univision Communications, Inc.
1,080,000	6.750%, 9/15/2022[e]	1,159,704
560,000	5.125%, 2/15/2025[e]	564,200
	UPCB Finance VI, Ltd.
1,400,000	6.875%, 1/15/2022[e]	1,505,000
	Verizon Communications, Inc.
2,124,000	2.625%, 2/21/2020	2,148,114
1,450,000	4.500%, 9/15/2020	1,586,033
2,170,000	3.450%, 3/15/2021	2,260,901
2,970,000	3.500%, 11/1/2024	3,005,019
160,000	6.400%, 9/15/2033	194,744
1,090,000	5.050%, 3/15/2034	1,163,476
3,392,000	4.272%, 1/15/2036[e]	3,261,737
2,930,000	6.550%, 9/15/2043	3,666,060
2,617,000	4.522%, 9/15/2048[e]	2,477,420

	Total	84,063,770

Consumer Cyclical (6.3%)
	Alibaba Group Holding, Ltd.
1,850,000	3.125%, 11/28/2021[e]	1,849,922
1,480,000	3.600%, 11/28/2024[e]	1,473,352
	American Honda Finance Corporation
2,600,000	3.875%, 9/21/2020[e]	2,794,706
	Chrysler Group, LLC
1,100,000	8.000%, 6/15/2019	1,152,305
	CVS Health Corporation
1,810,000	2.750%, 12/1/2022	1,815,289
1,110,000	3.375%, 8/12/2024	1,143,927
1,090,000	6.125%, 9/15/2039	1,409,865
	Family Tree Escrow, LLC
1,130,000	5.750%, 3/1/2023[e]	1,186,500
	Ford Motor Credit Company, LLC
1,440,000	1.506%, 5/9/2016[c]	1,449,412
370,000	6.625%, 8/15/2017	410,373
2,500,000	2.597%, 11/4/2019	2,524,855
1,425,000	4.250%, 9/20/2022	1,521,028

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.6%)	Value
Consumer Cyclical (6.3%) - continued
$1,490,000	3.664%, 9/8/2024	$1,521,706
	General Motors Company
1,850,000	5.000%, 4/1/2035	1,928,322
	General Motors Financial Company, Inc.
1,110,000	4.375%, 9/25/2021	1,179,242
1,900,000	3.450%, 4/10/2022	1,886,725
1,490,000	4.000%, 1/15/2025	1,499,211
	Hilton Worldwide Finance, LLC
1,090,000	5.625%, 10/15/2021	1,149,950
	Hyundai Capital America
1,185,000	2.875%, 8/9/2018[e]	1,221,586
	Jaguar Land Rover Automotive plc
1,090,000	4.125%, 12/15/2018[e]	1,121,337
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	2,049,284
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[e]	1,783,909
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,207,250
	Lennar Corporation
1,120,000	4.500%, 11/15/2019	1,153,600
	Macy’s Retail Holdings, Inc.
1,930,000	3.875%, 1/15/2022	2,046,844
1,810,000	3.625%, 6/1/2024[f]	1,866,508
1,850,000	4.500%, 12/15/2034	1,914,748
	MGM Resorts International
1,120,000	6.000%, 3/15/2023	1,159,900
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,297,444
1,566,000	3.125%, 2/15/2023	1,528,784
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,135,000
540,000	4.375%, 4/15/2023	552,150
	United Rentals, Inc.
750,000	5.500%, 7/15/2025	759,787
	Walgreens Boots Alliance, Inc.
2,220,000	3.300%, 11/18/2021	2,268,394
	Wyndham Worldwide Corporation
360,000	2.500%, 3/1/2018	361,910
1,068,000	4.250%, 3/1/2022	1,102,248
	ZF North America Capital, Inc.
1,130,000	4.500%, 4/29/2022[e]	1,127,881

	Total	53,555,254

Consumer Non-Cyclical (7.9%)
	AbbVie, Inc.
1,810,000	2.900%, 11/6/2022	1,789,417
	Actavis Funding SCS
2,240,000	3.450%, 3/15/2022	2,276,001
1,445,000	3.850%, 6/15/2024	1,471,010
1,870,000	3.800%, 3/15/2025	1,890,151
	Altria Group, Inc.
1,825,000	4.000%, 1/31/2024	1,930,317
483,000	9.950%, 11/10/2038	820,242
	Amgen, Inc.
1,130,000	4.400%, 5/1/2045	1,113,197
	Boston Scientific Corporation
1,810,000	6.000%, 1/15/2020	2,079,136
	BRF SA
2,170,000	4.750%, 5/22/2024[e]	2,207,975
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,801,989
	Celgene Corporation
2,230,000	3.950%, 10/15/2020	2,398,595
	Edwards Lifesciences Corporation
1,375,000	2.875%, 10/15/2018	1,416,062
	Endo Finance, LLC
740,000	6.000%, 2/1/2025[e]	758,963
	Express Scripts Holding Company
1,065,000	4.750%, 11/15/2021	1,184,232
1,090,000	3.500%, 6/15/2024	1,105,313
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[e]	1,602,933
	HCA, Inc.
1,440,000	4.750%, 5/1/2023	1,512,000
	Hospira, Inc.
1,130,000	5.600%, 9/15/2040	1,352,338
	JBS USA, LLC
1,090,000	7.250%, 6/1/2021[e]	1,149,950
	Kindred Escrow Corporation II
1,110,000	8.750%, 1/15/2023[e]	1,234,875
	Kraft Foods Group, Inc.
1,860,000	3.500%, 6/6/2022	1,901,513
	Kroger Company
1,480,000	2.950%, 11/1/2021	1,505,780
	Laboratory Corporation of America Holdings
750,000	3.200%, 2/1/2022	755,605
750,000	4.700%, 2/1/2045	754,629
	McKesson Corporation
1,490,000	3.796%, 3/15/2024	1,555,709
1,450,000	4.883%, 3/15/2044	1,607,861
	Mondelez International, Inc.
2,910,000	4.000%, 2/1/2024	3,116,296
	Pernod Ricard SA
2,870,000	5.750%, 4/7/2021[e]	3,309,948
1,090,000	4.450%, 1/15/2022[e]	1,177,900
	Roche Holdings, Inc.
1,300,000	2.875%, 9/29/2021[e]	1,336,144
	SABMiller Holdings, Inc.
2,960,000	3.750%, 1/15/2022[e]	3,120,145
	Spectrum Brands Escrow Corporation
840,000	6.375%, 11/15/2020	890,400
	Tenet Healthcare Corporation
1,090,000	8.125%, 4/1/2022	1,189,462
	Tyson Foods, Inc.
1,810,000	4.500%, 6/15/2022	1,972,453
540,000	3.950%, 8/15/2024	563,094
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[e]	1,517,400
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,805,653
	Whirlpool Corporation
1,873,000	3.700%, 3/1/2023	1,919,553
1,510,000	3.700%, 5/1/2025	1,543,480
	Zimmer Holdings, Inc.
2,900,000	3.550%, 4/1/2025	2,905,652

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.6%)	Value
Consumer Non-Cyclical (7.9%) - continued
	Zoetis, Inc.
$1,810,000	3.250%, 2/1/2023	$1,796,975

	Total	67,340,348

Energy (8.6%)
	Anadarko Petroleum Corporation
1,810,000	6.450%, 9/15/2036	2,236,583
	Antero Resources Corporation
1,120,000	5.625%, 6/1/2023[e,f]	1,143,800
	BP Capital Markets plc
1,510,000	3.506%, 3/17/2025	1,537,778
	Buckeye Partners, LP
1,090,000	4.150%, 7/1/2023	1,083,924
1,820,000	5.850%, 11/15/2043	1,832,314
	Canadian Natural Resources, Ltd.
1,890,000	3.450%, 11/15/2021	1,928,509
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[e,f]	1,308,478
	Chaparral Energy, Inc.
1,080,000	7.625%, 11/15/2022	864,000
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,126,175
	Continental Resources, Inc.
2,170,000	3.800%, 6/1/2024	2,085,068
	El Paso Pipeline Partners Operating Company, LLC
2,150,000	5.000%, 10/1/2021	2,317,023
2,200,000	4.300%, 5/1/2024	2,236,025
720,000	4.700%, 11/1/2042	648,169
	Energy Transfer Partners, LP
3,155,000	4.650%, 6/1/2021	3,388,880
2,050,000	4.050%, 3/15/2025	2,050,592
	EQT Midstream Partners, LP
1,720,000	4.000%, 8/1/2024	1,684,009
	Hess Corporation
1,480,000	5.600%, 2/15/2041	1,644,373
	Kinder Morgan, Inc.
1,480,000	4.300%, 6/1/2025	1,500,653
	Linn Energy, LLC
1,030,000	7.750%, 2/1/2021	885,800
	Magellan Midstream Partners, LP
1,500,000	4.200%, 3/15/2045	1,436,910
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,411,572
1,080,000	2.800%, 11/1/2022	1,050,317
	Marathon Petroleum Corporation
560,000	3.625%, 9/15/2024	569,983
1,080,000	6.500%, 3/1/2041	1,320,472
	MPLX, LP
2,610,000	4.000%, 2/15/2025	2,625,214
	Noble Holding International, Ltd.
2,570,000	3.950%, 3/15/2022[f]	2,349,445
800,000	6.950%, 4/1/2045	774,413
	Occidental Petroleum Corporation
2,610,000	4.100%, 2/1/2021	2,860,025
	Offshore Group Investment, Ltd.
900,000	7.500%, 11/1/2019	594,000
	Pioneer Natural Resources Company
1,850,000	3.950%, 7/15/2022	1,916,602
	Regency Energy Partners, LP
360,000	5.000%, 10/1/2022	386,100
	Rosetta Resources, Inc.
1,080,000	5.875%, 6/1/2022	1,077,300
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,100,900
750,000	5.625%, 3/1/2025[e]	754,163
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,969,909
940,000	3.500%, 3/15/2025	939,902
	Suncor Energy, Inc.
740,000	3.600%, 12/1/2024[f]	759,441
1,060,000	6.850%, 6/1/2039	1,388,075
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,763,437
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019[e]	1,184,400
	Transocean, Inc.
1,080,000	7.375%, 4/15/2018	1,107,000
720,000	6.375%, 12/15/2021[f]	634,500
1,450,000	3.800%, 10/15/2022[f]	1,107,438
	Valero Energy Corporation
1,700,000	4.900%, 3/15/2045	1,721,116
	Weatherford International, Ltd.
2,500,000	6.000%, 3/15/2018	2,654,702
	Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,361,585
1,450,000	4.550%, 6/24/2024	1,425,378
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	1,113,091
900,000	3.900%, 1/15/2025	886,679
	Woodside Finance, Ltd.
1,870,000	3.650%, 3/5/2025[e]	1,850,746

	Total	73,596,968

Financials (28.4%)
	Abbey National Treasury Services plc
1,650,000	3.050%, 8/23/2018	1,718,531
	Aegon NV
1,400,000	2.138%, 7/29/2049[c,h]	1,180,900
	Air Lease Corporation
740,000	2.125%, 1/15/2018	736,300
1,490,000	3.750%, 2/1/2022	1,507,677
740,000	4.250%, 9/15/2024	760,350
	Ally Financial, Inc.
850,000	3.250%, 2/13/2018	848,938
1,140,000	4.125%, 3/30/2020	1,145,700
	American Express Company
1,120,000	4.900%, 12/29/2049[h]	1,105,300
	American International Group, Inc.
1,805,000	3.375%, 8/15/2020	1,900,631
1,120,000	3.875%, 1/15/2035	1,090,452
1,870,000	4.500%, 7/16/2044	1,935,710
	American Tower Trust I
1,800,000	1.551%, 3/15/2018*	1,797,071
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,910,598
930,000	3.875%, 1/15/2020[f]	945,365
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,862,637

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.6%)	Value
Financials (28.4%) - continued
	Assured Guaranty US Holdings, Inc.
$1,800,000	5.000%, 7/1/2024[f]	$1,900,591
	AXA SA
1,420,000	8.600%, 12/15/2030	1,987,263
	Axis Specialty Finance, LLC
1,430,000	5.875%, 6/1/2020	1,633,445
	Banco de Brasil SA
1,810,000	9.000%, 12/31/2049[e,h]	1,674,250
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
805,000	4.125%, 11/9/2022[e]	825,125
	Bank of America Corporation
2,160,000	1.335%, 3/22/2018[c]	2,186,996
2,220,000	7.625%, 6/1/2019	2,667,141
1,100,000	4.100%, 7/24/2023	1,157,118
2,170,000	4.125%, 1/22/2024	2,293,430
1,670,000	4.200%, 8/26/2024	1,687,134
1,050,000	5.875%, 2/7/2042	1,295,739
1,890,000	4.750%, 4/21/2045	1,864,470
1,870,000	6.500%, 10/23/2049[h]	1,986,875
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[e]	1,471,279
2,240,000	0.625%, 11/29/2049[c,h]	1,422,400
	Barclays plc
1,110,000	4.375%, 9/11/2024	1,108,454
	BBVA Bancomer SA/Texas
1,965,000	6.750%, 9/30/2022[e]	2,232,731
	BPCE SA
1,465,000	5.700%, 10/22/2023[e]	1,599,175
1,810,000	5.150%, 7/21/2024[e]	1,901,159
	Caixa Economica Federal
1,810,000	4.250%, 5/13/2019[e]	1,805,475
	Camden Property Trust
1,860,000	3.500%, 9/15/2024	1,857,608
	Capital One Bank USA NA
3,075,000	2.250%, 2/13/2019	3,081,857
	Capital One Financial Corporation
540,000	2.450%, 4/24/2019	545,152
	Cigna Corporation
1,510,000	3.250%, 4/15/2025	1,514,234
	CIT Group, Inc.
1,780,000	5.250%, 3/15/2018	1,844,970
520,000	3.875%, 2/19/2019	515,450
	Citigroup, Inc.
2,000,000	8.500%, 5/22/2019	2,474,574
2,525,000	3.500%, 5/15/2023	2,496,084
2,195,000	5.500%, 9/13/2025	2,456,813
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,661,625
	Compass Bank
925,000	2.750%, 9/29/2019	935,060
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,090,000	5.750%, 12/1/2043	1,309,255
710,000	11.000%, 12/29/2049[e,h]	912,350
	Credit Suisse Group AG
740,000	7.500%, 12/11/2049[e,h]	791,800
	DDR Corporation
1,490,000	3.625%, 2/1/2025	1,478,949
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	879,646
	Discover Bank of Greenwood Delaware
1,300,000	7.000%, 4/15/2020	1,534,974
865,000	4.200%, 8/8/2023	902,013
900,000	4.250%, 3/13/2026	928,764
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,849,052
740,000	3.750%, 12/1/2024	757,226
	Essex Portfolio, LP
2,060,000	3.500%, 4/1/2025	2,070,751
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[e]	1,168,053
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,731,250
	General Electric Capital Corporation
1,800,000	1.271%, 3/15/2023[c]	1,818,853
925,000	6.750%, 3/15/2032	1,272,148
	Goldman Sachs Group, Inc.
1,830,000	2.900%, 7/19/2018	1,885,828
1,600,000	5.375%, 3/15/2020	1,810,634
2,240,000	2.600%, 4/23/2020	2,249,462
1,750,000	5.250%, 7/27/2021	1,980,288
1,810,000	4.000%, 3/3/2024	1,892,737
2,550,000	3.850%, 7/8/2024	2,632,549
740,000	6.750%, 10/1/2037	929,519
	Hartford Financial Services Group, Inc.
1,770,000	5.125%, 4/15/2022	2,001,440
	HCP, Inc.
1,250,000	2.625%, 2/1/2020	1,255,922
1,445,000	4.200%, 3/1/2024	1,498,094
	Health Care REIT, Inc.
720,000	6.125%, 4/15/2020	835,487
1,850,000	4.950%, 1/15/2021	2,054,586
	HSBC Finance Capital Trust IX
1,900,000	5.911%, 11/30/2035	1,933,630
	HSBC Finance Corporation
1,790,000	6.676%, 1/15/2021	2,112,200
	HSBC Holdings plc
1,800,000	4.875%, 1/14/2022	2,017,746
1,130,000	6.375%, 3/29/2049[h]	1,166,725
1,120,000	6.375%, 12/29/2049[h]	1,158,080
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,979,700
	Hutchison Whampoa Finance CI, Ltd.
1,480,000	1.625%, 10/31/2017[e]	1,474,515
	Hutchison Whampoa International 14, Ltd.
1,490,000	3.625%, 10/31/2024[e]	1,515,668
	Icahn Enterprises, LP
1,460,000	6.000%, 8/1/2020	1,535,117
	ILFC E-Capital Trust II
1,270,000	6.250%, 12/21/2065[c,e]	1,231,900
	ING Bank NV
1,835,000	5.800%, 9/25/2023[e]	2,064,740
	International Lease Finance Corporation
900,000	5.750%, 5/15/2016	930,375
1,000,000	6.750%, 9/1/2016[e]	1,057,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.6%)	Value
Financials (28.4%) - continued
	J.P. Morgan Chase & Company
$2,000,000	1.177%, 1/25/2018[c]	$2,019,460
1,800,000	3.375%, 5/1/2023	1,795,514
1,670,000	3.875%, 9/10/2024	1,686,814
1,850,000	5.500%, 10/15/2040	2,189,516
1,450,000	6.750%, 8/29/2049[h]	1,583,835
1,440,000	6.000%, 12/29/2049[h]	1,479,600
	Kilroy Realty, LP
1,810,000	4.250%, 8/15/2029	1,874,767
	Liberty Mutual Group, Inc.
1,965,000	4.950%, 5/1/2022[e]	2,162,557
1,810,000	4.850%, 8/1/2044[e]	1,884,996
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,224,801
	Lincoln National Corporation
2,350,000	4.000%, 9/1/2023	2,478,258
	Lloyds Banking Group plc
560,000	4.500%, 11/4/2024	574,111
1,450,000	5.920%, 9/29/2049[e,h]	1,460,875
	Macquarie Bank, Ltd.
1,785,000	1.650%, 3/24/2017[e]	1,794,664
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,223,959
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[e]	397,500
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[e]	1,119,375
	Mizuho Bank, Ltd.
2,600,000	3.600%, 9/25/2024[e]	2,671,820
	Morgan Stanley
2,270,000	6.625%, 4/1/2018	2,571,492
1,805,000	2.125%, 4/25/2018	1,819,613
1,820,000	5.625%, 9/23/2019	2,060,939
1,600,000	5.500%, 1/26/2020	1,812,397
1,795,000	4.875%, 11/1/2022	1,944,567
1,450,000	5.000%, 11/24/2025	1,570,438
1,490,000	4.350%, 9/8/2026	1,517,906
930,000	4.300%, 1/27/2045	914,500
	National Retail Properties, Inc.
1,800,000	3.900%, 6/15/2024	1,852,259
	Navient Corporation
1,480,000	5.000%, 10/26/2020	1,443,000
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[e]	1,997,447
1,110,000	5.500%, 9/29/2049[e,f,h]	1,128,093
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,750,700
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,618,638
	Peachtree Corners Funding Trust
1,100,000	3.976%, 2/15/2025[e]	1,113,806
	Preferred Term Securities XXIII, Ltd.
1,774,587	0.471%, 12/22/2036*,c	1,350,265
	Prologis, LP
1,800,000	6.875%, 3/15/2020	2,135,763
1,490,000	4.250%, 8/15/2023	1,585,223
	Prudential Financial, Inc.
1,085,000	3.500%, 5/15/2024	1,109,839
825,000	6.200%, 11/15/2040	1,021,972
1,070,000	5.875%, 9/15/2042	1,160,950
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,232,711
	Regions Bank
250,000	7.500%, 5/15/2018	288,972
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,246,737
2,185,000	4.700%, 9/15/2023	2,382,515
	Royal Bank Of Scotland plc
1,480,000	6.000%, 12/19/2023	1,620,963
	Santander Holdings USA, Inc.
1,510,000	2.650%, 4/17/2020	1,500,783
	Santander UK plc
540,000	5.000%, 11/7/2023[e]	571,839
	Simon Property Group, LP
2,825,000	2.750%, 2/1/2023	2,786,891
	SLM Corporation
2,485,000	6.000%, 1/25/2017	2,603,037
576,000	4.625%, 9/25/2017	586,080
	Standard Chartered plc
1,130,000	6.500%, 12/29/2049[e,f,h]	1,141,754
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[e,h]	2,717,000
	Synchrony Financial
1,490,000	2.700%, 2/3/2020	1,493,056
1,150,000	3.750%, 8/15/2021	1,186,932
740,000	4.250%, 8/15/2024	765,475
	UBS AG
3,000,000	1.800%, 3/26/2018	3,008,097
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,472,486
	Voya Financial, Inc.
990,000	2.900%, 2/15/2018	1,019,532
1,785,000	5.500%, 7/15/2022	2,052,343
	WEA Finance, LLC
2,230,000	2.700%, 9/17/2019[e]	2,259,097
	Wells Fargo & Company
1,715,000	3.450%, 2/13/2023	1,747,693
1,780,000	7.980%, 2/28/2049[h]	1,958,000
750,000	5.875%, 12/31/2049[h]	795,938
	XLIT, Ltd.
1,130,000	4.450%, 3/31/2025	1,137,537
1,160,000	5.250%, 12/15/2043	1,303,052

	Total	242,120,112

Foreign Government (1.0%)
	Brazil Government International Bond
730,000	5.000%, 1/27/2045	684,375
	Colombia Government International Bond
1,800,000	5.625%, 2/26/2044	1,984,500
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021	1,572,945
	Mexico Government International Bond
730,000	5.125%, 1/15/2020	817,600
2,020,000	4.000%, 10/2/2023	2,123,020
1,249,000	3.600%, 1/30/2025	1,266,486

	Total	8,448,926

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.6%)	Value
Mortgage-Backed Securities (4.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$1,675,000	3.000%, 5/1/2029[g]	$1,753,254
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,675,000	4.000%, 5/1/2044[g]	1,787,382
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,000,000	3.500%, 5/1/2029[g]	2,123,125
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
16,575,000	3.500%, 5/1/2044[g]	17,364,901
5,675,000	4.000%, 5/1/2044[g]	6,064,159
4,950,000	4.500%, 5/1/2045[g]	5,387,378

	Total	34,480,199

Technology (2.1%)
	Adobe Systems, Inc.
1,870,000	3.250%, 2/1/2025	1,889,682
	AECOM
1,130,000	5.875%, 10/15/2024[e]	1,170,556
	Amkor Technology, Inc.
1,090,000	6.375%, 10/1/2022	1,117,250
	Equinix, Inc.
1,110,000	5.375%, 1/1/2022	1,151,625
	Fidelity National Information Services, Inc.
1,810,000	3.875%, 6/5/2024	1,854,857
	Hewlett-Packard Company
1,110,000	2.750%, 1/14/2019	1,138,163
	Motorola Solutions, Inc.
2,500,000	3.750%, 5/15/2022	2,514,450
	Oracle Corporation
2,100,000	2.800%, 7/8/2021	2,152,874
1,510,000	2.950%, 5/15/2025[g]	1,494,986
	Sensata Technologies BV
1,110,000	4.875%, 10/15/2023[e]	1,151,625
	Xerox Corporation
1,870,000	2.750%, 9/1/2020	1,872,939

	Total	17,509,007

Transportation (3.3%)
	American Airlines Pass Through Trust
1,305,587	5.600%, 7/15/2020[e]	1,377,394
1,330,217	4.000%, 7/15/2025	1,396,728
	British Airways plc
2,438,504	4.625%, 6/20/2024[e]	2,648,825
	Burlington Northern Santa Fe, LLC
1,880,000	3.000%, 4/1/2025	1,882,183
	Canadian Pacific Railway Company
1,310,000	2.900%, 2/1/2025	1,291,791
1,440,000	7.125%, 10/15/2031	1,944,661
	Continental Airlines, Inc.
522,890	7.250%, 11/10/2019	607,206
723,659	4.000%, 10/29/2024	775,039
	CSX Corporation
1,107,000	6.220%, 4/30/2040	1,438,515
	Delta Air Lines, Inc.
949,579	4.950%, 5/23/2019	1,020,209
618,357	4.750%, 5/7/2020	665,506
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[e]	2,323,068
1,085,000	4.500%, 8/16/2021[e]	1,193,622
	FedEx Corporation
1,490,000	4.100%, 2/1/2045	1,425,498
	Navios South American Logistics, Inc.
175,000	7.250%, 5/1/2022[e]	169,750
	Penske Truck Leasing Company, LP
1,055,000	2.500%, 3/15/2016[e]	1,067,770
1,490,000	3.375%, 2/1/2022[e]	1,481,300
	United Airlines Pass Through Trust
910,000	3.750%, 9/3/2026	954,936
	United Airlines, Inc.
1,260,000	4.000%, 4/11/2026	1,341,900
	US Airways Pass Through Trust
1,747,585	3.950%, 11/15/2025	1,828,410
	Virgin Australia Holdings, Ltd.
1,349,056	5.000%, 10/23/2023[e]	1,421,568

	Total	28,255,879

U.S. Government and Agencies (3.6%)
	U.S. Treasury Bonds
1,860,000	3.125%, 2/15/2042	2,000,808
1,786,000	3.750%, 11/15/2043	2,149,340
	U.S. Treasury Bonds, TIPS
3,278,973	0.625%, 1/15/2024	3,434,213
1,476,590	0.250%, 1/15/2025	1,495,508
	U.S. Treasury Notes
3,590,000	2.875%, 3/31/2018	3,793,341
7,000,000	1.000%, 6/30/2019	6,919,066
5,000,000	1.375%, 5/31/2020	4,976,955
2,000,000	2.000%, 5/31/2021	2,035,938
1,870,000	2.500%, 2/15/2045	1,776,500
	U.S. Treasury Notes, TIPS
1,884,717	0.625%, 7/15/2021	1,980,867

	Total	30,562,536

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,697,979

	Total	1,697,979

Utilities (5.7%)
	Access Midstream Partners, LP
930,000	4.875%, 5/15/2023	943,550
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,440,123
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	2,026,996
	Calpine Corporation
1,080,000	5.375%, 1/15/2023	1,089,450
	Cleveland Electric Illuminating Company
554,000	5.700%, 4/1/2017	594,144

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.6%)	Value
Utilities (5.7%) - continued
	Commonwealth Edison Company
$1,000,000	6.150%, 9/15/2017	$1,115,672
	DCP Midstream Operating, LP
1,440,000	3.875%, 3/15/2023	1,324,411
1,450,000	5.600%, 4/1/2044	1,257,048
	DCP Midstream, LLC
1,000,000	5.850%, 5/21/2043[e]	755,000
	DPL, Inc.
311,000	6.500%, 10/15/2016	326,550
	Dynegy Finance I, Inc.
750,000	7.375%, 11/1/2022[e]	798,750
	EDP Finance BV
1,670,000	4.125%, 1/15/2020[e]	1,725,110
	Electricite de France SA
1,800,000	5.250%, 12/29/2049[e,h]	1,885,500
	Enterprise Products Operating, LLC
1,070,000	6.650%, 4/15/2018	1,219,359
885,000	7.034%, 1/15/2068	959,119
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	668,159
1,500,000	4.000%, 10/1/2020	1,586,410
	FirstEnergy Transmission, LLC
2,170,000	4.350%, 1/15/2025[e]	2,289,365
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,078,395
	Kinder Morgan Energy Partners, LP
1,450,000	5.800%, 3/1/2021	1,619,949
1,065,000	5.000%, 8/15/2042	995,015
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,692,030
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,369,917
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,929,129
1,800,000	5.450%, 9/15/2020	2,065,531
	Ohio Power Company
1,600,000	6.050%, 5/1/2018	1,798,461
	Oncor Electric Delivery Company, LLC
1,510,000	3.750%, 4/1/2045[e]	1,457,041
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,551,572
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,861,304
1,810,000	3.950%, 3/15/2024	1,935,969
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	739,318
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[h]	1,593,389

	Total	48,691,736

	Total Long-Term Fixed Income (cost $739,645,501)	764,771,899

Shares	Preferred Stock (1.9%)	Value
Financials (1.8%)
44,925	Allstate Corporation, 5.100%	1,174,789
57,878	Citigroup, Inc., 7.875%	1,498,461
12,500	Cobank ACB, 6.250%[h]	1,285,548
18,075	Countrywide Capital V, 7.000%	463,262
72,000	Discover Financial Services, 6.500%[h]	1,854,720
46,410	GMAC Capital Trust I, 8.125%	1,219,655
54,060	Goldman Sachs Group, Inc., 5.500%[h]	1,342,850
57,878	HSBC USA, Inc., 6.500%[h]	1,474,731
51,800	Morgan Stanley, 7.125%[h]	1,468,530
37,082	RBS Capital Funding Trust V, 5.900%[h]	913,330
36,389	RBS Capital Funding Trust VII, 6.080%[h]	905,722
58,500	Wells Fargo & Company, 5.850%[h]	1,539,135

	Total	15,140,733

Materials (0.1%)
43,424	CHS, Inc., 7.100%[h]	1,158,987

	Total	1,158,987

	Total Preferred Stock (cost $15,843,871)	16,299,720

Shares	Collateral Held for Securities Loaned (2.0%)	Value
16,816,525	Thrivent Cash Management Trust	16,816,525

	Total Collateral Held for Securities Loaned (cost $16,816,525)	16,816,525

Shares or Principal Amount	Short-Term Investments (7.3%)[i]	Value
	Federal National Mortgage Association Discount Notes
6,000,000	0.040%, 5/21/2015[j]	5,999,867
56,230,253	Thrivent Cash Management Trust 0.070%	56,230,253

	Total Short-Term Investments (at amortized cost)	62,230,120

	Total Investments (cost $866,788,544) 104.5%	$891,924,849

	Other Assets and Liabilities, Net (4.5%)	(38,508,661)

	Total Net Assets 100.0%	$853,416,188

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,2015.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $138,595,766 or 16.2% of total net assets.

f	All or a portion of the security is on loan.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At April 30, 2015, $699,984 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$1,800,356
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	1,774,586

Definitions:

AMT	- Subject to Alternative Minimum Tax
REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	- Revenue
Ser.	- Series
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 33,312,712
Gross unrealized depreciation	(7,850,550)

Net unrealized appreciation (depreciation)	$25,462,162

Cost for federal income tax purposes	$866,462,687

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	2,053,164	–	2,053,164	–
Capital Goods	1,751,466	–	1,751,466	–
Communications Services	11,306,214	–	10,541,075	765,139
Consumer Cyclical	3,066,338	–	3,066,338	–
Consumer Non-Cyclical	4,088,915	–	4,088,915	–
Energy	1,282,285	–	1,282,285	–
Financials	879,002	–	879,002	–
Technology	3,737,004	–	3,737,004	–
Transportation	2,260,355	–	2,260,355	–
Utilities	1,381,842	–	1,381,842	–
Long-Term Fixed Income
Asset-Backed Securities	6,411,373	–	6,411,373	–
Basic Materials	41,093,900	–	41,093,900	–
Capital Goods	14,209,971	–	14,209,971	–
Collateralized Mortgage Obligations	7,173,692	–	7,173,692	–
Commercial Mortgage-Backed Securities	5,560,249	–	5,560,249	–
Communications Services	84,063,770	–	84,063,770	–
Consumer Cyclical	53,555,254	–	53,555,254	–
Consumer Non-Cyclical	67,340,348	–	67,340,348	–
Energy	73,596,968	–	73,596,968	–
Financials	242,120,112	–	242,120,112	–
Foreign Government	8,448,926	–	8,448,926	–
Mortgage-Backed Securities	34,480,199	–	34,480,199	–
Technology	17,509,007	–	17,509,007	–
Transportation	28,255,879	–	28,255,879	–
U.S. Government and Agencies	30,562,536	–	30,562,536	–
U.S. Municipals	1,697,979	–	1,697,979	–
Utilities	48,691,736	–	48,691,736	–

Preferred Stock
Financials	15,140,733	13,855,185	1,285,548	–
Materials	1,158,987	1,158,987	–	–
Collateral Held for Securities Loaned	16,816,525	16,816,525	–	–
Short-Term Investments	62,230,120	56,230,253	5,999,867	–

Total	$891,924,849	$88,060,950	$803,098,760	$765,139

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Liability Derivatives
Futures Contracts	1,494,073	1,494,073	–	–

Total Liability Derivatives	$1,494,073	$1,494,073	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(335)	June 2015	($39,947,712)	($40,244,492)	($296,780)
10-Yr. U.S. Treasury Bond Futures	(585)	June 2015	(74,672,524)	(75,099,375)	(426,851)
30-Yr. U.S. Treasury Bond Futures	304	June 2015	49,286,942	48,516,500	(770,442)
Total Futures Contracts					($1,494,073)

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Income Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,494,073
Total Interest Rate Contracts		1,494,073

Total Liability Derivatives		$1,494,073

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	476,782

Total Interest Rate Contracts		476,782

Total		$476,782

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,367,509)
Total Interest Rate Contracts		(1,367,509)

Total		($1,367,509)

The following table presents Income Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$166,155,173	19.8%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust- Collateral Investment	$14,386,483	$59,711,987	$57,281,945	16,816,525	$16,816,525	$34,493
Cash Management Trust- Short Term Investment	50,878,788	113,224,996	107,873,531	56,230,253	56,230,253	12,549
Total Value and Income Earned	65,265,271				73,046,778	47,042

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value	% of Net Assets
Alabama (0.3%)
	Other Securities^	$4,338,395	0.3%

Alaska (0.6%)
	Valdez, AK Marine Terminal Rev. (Exxon Mobil)
$9,000,000	0.140%, 12/1/2029[a]	9,000,000	0.6%

	Total	9,000,000

Arizona (1.0%)
	Other Securities^	14,986,682	1.0%

Arkansas (0.4%)
	Other Securities^	6,861,885	0.4%

California (13.1%)
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	8,076,000	0.5%
	California G.O. Refg.
2,765,000	5.000%, 9/1/2015	2,810,567	0.2%
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser.Ab,c	6,332,000	0.4%
	California State Department of Water Resources Supply Rev.
6,250,000	5.000%, 5/1/2016, Ser. M	6,548,438	0.4%
	California Various Purpose G.O.
28,575,000	5.500%, 4/1/2024 - 11/1/2039	32,864,628	2.1%
	California Various Purpose G.O. (NATL-RE Insured)
300,000	6.000%, 8/1/2016[b]	304,428	<0.1%
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Ab,c	10,906,700	0.7%
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Ac	12,083,215	0.8%
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	9,086,080	0.6%
	Los Angeles Department of Water and Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	7,946,470	0.5%
	San Diego Community College District, San Diego County, CA G.O. (AGM Insured)
10,000,000	5.000%, 5/1/2030[b,c]	10,001,200	0.6%
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Ad	9,239,300	0.6%
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
11,000,000	5.500%, 5/1/2028 - 5/1/2044, Ser. A, AMT	12,327,920	0.8%
7,030,000	6.000%, 5/1/2039, Ser. E	8,238,668	0.5%
	University of California Rev. Bonds
5,000,000	5.250% - 5.250%, 5/15/2039[c]	5,697,967	0.4%
	University of California Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,310,400	0.6%
	Other Securities^	54,013,120	3.4%

	Total	205,787,101

Colorado (4.1%)
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, CO G.O. Refg. (AGM Insured)
10,000,000	5.000%, 12/15/2016, Ser. Ab,c	10,282,700	0.7%
	University of Colorado University Enterprise Rev.
7,500,000	5.375%, 6/1/2032 - 6/1/2034, Ser. Ac	8,671,180	0.5%
9,790,000	5.000%, 6/1/2033	10,975,667	0.7%
	Other Securities^	34,676,536	2.2%

	Total	64,606,083

District of Columbia (1.1%)
	Other Securities^	17,556,050	1.1%

Florida (4.9%)
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. B	8,576,700	0.5%
8,000,000	5.500%, 10/1/2041, Ser. A	9,133,920	0.6%
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[b]	2,275,480	0.1%
	Other Securities^	56,526,042	3.7%

	Total	76,512,142

Georgia (1.2%)
	Other Securities^	19,344,864	1.2%

Hawaii (1.5%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,488,248	0.2%
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
6,395,000	5.125% - 5.250%, 11/15/2032 - 11/15/2037	6,914,148	0.5%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value	% of Net Assets
Hawaii (1.5%) - continued
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
$1,000,000	5.000%, 8/1/2028, AMT	$1,111,140	0.1%
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,821,880	0.4%
	Other Securities^	5,263,200	0.3%

	Total	23,598,616

Illinois (6.9%)
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,456,791	0.7%
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. A	4,895,542	0.3%
	Illinois Finance Auth. Rev. (Rush University Medical Center)
6,000,000	5.000% - 7.250%, 11/15/2027 - 11/1/2038, Ser. Ac	7,195,360	0.4%
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
2,390,000	5.000%, 3/1/2034, Ser. A	2,632,131	0.2%
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured )
2,020,000	5.250%, 11/1/2035, Ser. Bb,c	2,295,791	0.1%
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
1,720,000	6.000%, 4/1/2018, Ser. Cb	1,872,168	0.1%
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
7,975,000	5.750%, 6/15/2018, 2nd Ser.[b]	9,053,619	0.6%
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
23,590,000	5.500%, 6/15/2015 - 12/15/2024, Ser. Ab	20,254,022	1.3%
7,000,000	5.500%, 6/15/2020, Ser. Bb	7,586,810	0.5%
	State of Illinois G.O.
8,250,000	5.000%, 3/1/2027 - 7/1/2038	8,908,490	0.6%
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,679,590	0.6%
	Other Securities^	23,712,481	1.5%

	Total	108,542,795

Indiana (2.3%)
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. D	7,897,260	0.5%
	Other Securities^	28,605,236	1.8%

	Total	36,502,496

Iowa (0.6%)
	Other Securities^	8,856,395	0.6%

Kansas (0.2%)
	Other Securities^	3,868,046	0.2%

Kentucky (1.6%)
	Other Securities^	24,924,004	1.6%

Louisiana (2.6%)
	Louisiana State Gas and Fuels Tax Rev.
12,000,000	5.000%, 5/1/2033 - 5/1/2045, Ser. B	13,633,250	0.9%
	Tobacco Settlement Financing Corporation Rev.
3,620,000	5.000%, 5/15/2024, Ser. A	3,628,362	0.2%
	Other Securities^	23,850,195	1.5%

	Total	41,111,807

Maryland (0.1%)
	Other Securities^	2,145,462	0.1%

Massachusetts (4.4%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev.
6,000,000	5.250%, 7/1/2031, Ser. A	7,639,320	0.5%
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	20,266,028	1.3%
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	9,083,022	0.6%
	Massachusetts School Building Auth. Sales Tax Refg.
6,900,000	5.000%, 8/15/2029, Ser. B	8,047,332	0.5%
	Other Securities^	23,804,916	1.5%

	Total	68,840,618

Michigan (1.8%)
	Other Securities^	28,729,489	1.8%

Minnesota (2.3%)
	Other Securities^	36,531,612	2.3%

Mississippi (0.3%)
	Other Securities^	5,517,791	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value	% of Net Assets
Missouri (1.0%)
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
$7,500,000	5.000%, 12/1/2027[b,c]	$8,028,750	0.5%
	Other Securities^	8,436,676	0.5%

	Total	16,465,426

Montana (0.2%)
	Other Securities^	3,006,366	0.2%

Nebraska (1.5%)
	Omaha, NE Public Power District Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,239,655	0.6%
	Other Securities^	14,438,065	0.9%

	Total	23,677,720

New Hampshire (0.2%)
	Other Securities^	3,381,670	0.2%

New Jersey (1.0%)
	Other Securities^	16,561,254	1.0%

New Mexico (0.8%)
	Sandoval County, NM Incentive Payment Refg. Rev.
9,000,000	5.000%, 6/1/2020[c]	9,036,990	0.6%
	Other Securities^	3,499,650	0.2%

	Total	12,536,640

New York (6.7%)
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
11,155,000	5.750%, 6/15/2040, Ser. A	12,711,123	0.8%
3,250,000	5.375%, 6/15/2043, Ser. EE	3,824,145	0.3%
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	15,005,250	0.9%
15,000,000	5.000%, 11/1/2033, Ser. D-1	17,096,250	1.1%
	New York State Dormitory Auth. Personal Income Tax Rev.
5,000,000	5.000%, 3/15/2039, Ser. C	5,636,850	0.4%
	New York State Dormitory Auth. State Personal Income Tax Rev.
5,125,000	5.000% - 5.000%, 2/15/2029[c]	5,767,278	0.4%
	New York State Dormitory Auth. State University Educational Fac. Rev.
5,000,000	5.875%, 5/15/2017, Ser. A	5,363,550	0.3%
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,445,800	0.7%
	Other Securities^	28,057,539	1.8%

	Total	104,907,785

North Carolina (2.1%)
	North Carolina Eastern Municipal Power Agency Power System Rev.
11,245,000	5.250%, 1/1/2020 - 1/1/2026, Ser. Ac	12,886,580	0.8%
2,000,000	5.000%, 1/1/2026, Ser. B	2,252,020	0.2%
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. D	2,677,650	0.2%
	Other Securities^	14,825,811	0.9%

	Total	32,642,061

North Dakota (0.4%)
	Other Securities^	6,989,259	0.4%

Ohio (5.0%)
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	14,385,046	0.9%
	Ohio Higher Educational Fac. Commission Rev. (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Ser. B	2,260,620	0.2%
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,875,621	0.2%
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,372,648	0.3%
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,603,400	0.4%
	Ohio State Higher Education Fac. Commission Rev. (Case Western Reserve University)
2,745,000	5.000%, 12/1/2028	3,197,898	0.2%
	Ohio State Turnpike Commission Rev.
8,000,000	Zero Coupon, 2/15/2034[d]	6,489,440	0.4%
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
12,000,000	5.500%, 2/15/2024 - 2/15/2026, Ser. Ab	15,266,980	1.0%
	Other Securities^	22,951,853	1.4%

	Total	78,403,506

Oklahoma (0.9%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	8,856,974	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value	% of Net Assets
Oklahoma (0.9% - continued
	Other Securities^	$5,735,848	0.3%

	Total	14,592,822

Oregon (0.3%)
	Other Securities^	4,813,419	0.3%

Pennsylvania (3.7%)
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,687,200	0.5%
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
19,930,000	Zero Coupon, 6/1/2033 - 6/1/2038, Ser. Cb,d	22,910,643	1.4%
	Other Securities^	28,378,800	1.8%

	Total	58,976,643

South Carolina (2.3%)
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	12,108,051	0.8%
	Other Securities^	23,374,228	1.5%

	Total	35,482,279

South Dakota (0.3%)
	Other Securities^	4,583,956	0.3%

Tennessee (0.6%)
	Other Securities^	9,068,102	0.6%

Texas (11.8%)
	Alliance Airport Auth., Inc. Special Fac. Rev. Refg. (Federal Express Corporation)
10,425,000	4.850%, 4/1/2021, AMT	10,673,532	0.7%
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[b,c]	11,505,200	0.7%
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
5,500,000	0.140%, 3/1/2024[a]	5,500,000	0.4%
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[b]	5,614,070	0.4%
	Harris County, TX Toll Road Rev. Refg.
6,500,000	5.250%, 8/15/2047, Ser. B	7,175,935	0.5%
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Ab,c	13,921,100	0.9%
	North Texas Tollway Auth. System Rev. (Special Proj.)
15,000,000	5.000%, 9/1/2030, Ser. D	17,284,950	1.1%
	North Texas Tollway Auth. System Rev. Refg.
6,000,000	5.000% - 5.625%, 1/1/2033 - 1/1/2042, Ser. B	6,529,000	0.4%
	North Texas Tollway Auth. System Rev. Refg. (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Db	3,004,800	0.2%
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[b,c]	11,372,943	0.7%
	State of Texas G.O. Refg.
7,500,000	5.000%, 10/1/2044, Ser. A	8,609,925	0.6%
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	2,080,842	0.1%
	Other Securities^	82,483,267	5.1%

	Total	185,755,564

Utah (1.1%)
	Other Securities^	16,562,462	1.1%

Virginia (1.5%)
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,395,900	0.7%
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040	2,232,460	0.1%
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
4,500,000	6.000%, 1/1/2037, AMT	5,196,825	0.3%
	Other Securities^	5,540,615	0.4%

	Total	24,365,800

Washington (4.5%)
	State of Washington Various Purpose G.O.
17,485,000	5.000%, 8/1/2021 - 8/1/2030, Ser. A	20,404,682	1.3%
	Washington G.O. (AGM Insured)
5,000,000	5.000%, 7/1/2021, Ser. 2007Ab,c	5,269,250	0.3%
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[c]	3,145,984	0.2%
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,620,350	0.3%
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[c]	6,144,565	0.4%
	Other Securities^	30,125,269	2.0%

	Total	70,710,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value	% of Net Assets
Wisconsin (1.2%)
	Other Securities^	$18,452,488	1.2%

Wyoming (0.5%)
	Other Securities^	8,489,605	0.5%

	Total Long-Term Fixed Income (cost $1,435,805,429)	1,558,587,260

	Total Investments (cost $1,435,805,429) 98.9%	$1,558,587,260

	Other Assets and Liabilities, Net 1.1%	17,771,499

	Total Net Assets 100.0%	$1,576,358,759

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
b

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

c

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Municipal Bond Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Jicarilla, NM Apache Nation Rev., 9/1/2023	10/23/2003	$3,530,378

Definitions:

AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
C.O.P.	-	Certificate of Participation
CR	-	Custodial Receipts
Fac.	-	Facility/Facilities
FGIC	-	Financial Guaranty Insurance Company
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$125,118,511
Gross unrealized depreciation	(2,336,680)

Net unrealized appreciation (depreciation)	$122,781,831

Cost for federal income tax purposes	$1,435,805,429

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	210,496,593	–	210,496,593	–
Electric Revenue	62,015,527	–	62,015,527	–
Escrowed/Pre-refunded	197,149,153	–	197,149,153	–
General Obligation	201,903,595	–	201,903,595	–
Health Care	190,876,164	–	190,876,164	–
Housing Finance	3,253,773	–	3,253,773	–
Industrial Development Revenue	41,616,438	–	41,616,438	–
Other Revenue	258,189,649	–	258,189,649	–
Tax Revenue	53,768,120	–	53,768,120	–
Transportation	276,234,722	–	276,234,722	–
Water & Sewer	63,083,526	–	63,083,526	–

Total	$1,558,587,260	$–	$1,558,587,260	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (1.6%)
	Northstar Education Finance, Inc.
$689,472	0.881%, 12/26/2031[a,b]	$692,415
	U.S. Small Business Administration
983,838	3.191%, 3/10/2024	1,023,171

	Total	1,715,586

Collateralized Mortgage Obligations (0.4%)
	NCUA Guaranteed Notes
452,642	0.631%, 10/7/2020[b]	455,266

	Total	455,266

Commercial Mortgage-Backed Securities (0.5%)
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
216,599	0.727%, 12/25/2016	216,772
	Federal National Mortgage Association
372,441	0.953%, 11/25/2015	372,956
	Government National Mortgage Association
21,531	3.214%, 1/16/2040	21,584

	Total	611,312

Energy (0.5%)
	Petroleos Mexicanos
500,000	2.378%, 4/15/2025	506,655

	Total	506,655

Financials (5.8%)
	Bank Nederlandse Gemeenten NV
500,000	1.750%, 3/24/2020[a]	501,120
	Bank of England
1,000,000	0.875%, 3/17/2017[a,c]	1,002,246
	European Investment Bank
1,000,000	2.125%, 10/15/2021	1,017,522
	Nederlandse Waterschapsbank NV
500,000	1.875%, 4/14/2022[a]	493,658
	North American Development Bank
500,000	2.300%, 10/10/2018	509,757
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,011,392
1,000,000	2.050%, 11/15/2022	984,374
	SpareBank 1 Boligkreditt AS
500,000	1.250%, 5/2/2018[a]	497,351
	USAA Capital Corporation
350,000	2.125%, 6/3/2019[a]	353,656

	Total	6,371,076

Foreign Government (7.0%)
	Asian Development Bank
1,000,000	2.125%, 3/19/2025	997,828
	Canada Government International Bond
1,000,000	1.125%, 3/19/2018	1,003,906
	European Investment Bank
500,000	1.250%, 5/15/2018	502,596
	Export Development Canada
1,000,000	0.750%, 12/15/2017	994,940
	FMS Wertmanagement AoeR
500,000	1.750%, 3/17/2020	503,946
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	520,341
	Inter-American Development Bank
1,000,000	0.875%, 3/15/2018	996,470
500,000	3.000%, 10/4/2023	539,680
600,000	4.375%, 1/24/2044	739,937
	Kommunalbanken AS
340,000	1.500%, 10/22/2019[a]	339,437
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[a]	502,600

	Total	7,641,681

Mortgage-Backed Securities (5.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 5/1/2029[d]	366,351
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
350,000	4.000%, 5/1/2044[d]	373,483
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,175,000	3.500%, 5/1/2029[d]	1,247,336
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,775,000	3.500%, 5/1/2044[d]	1,859,590
1,125,000	4.000%, 5/1/2044[d]	1,202,146
1,200,000	4.500%, 5/1/2045[d]	1,306,031

	Total	6,354,937

Technology (0.4%)
	Micron Semiconductor Asia Pte, Ltd.
480,000	1.258%, 1/15/2019	479,949

	Total	479,949

U.S. Government and Agencies (74.0%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.000%, 7/27/2016	1,018,467
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	499,339
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	993,692
1,000,000	1.250%, 10/2/2019	989,497
3,000,000	2.375%, 1/13/2022	3,065,457
	Federal National Mortgage Association
3,640,000	0.875%, 5/21/2018	3,622,663
4,310,000	1.750%, 11/26/2019	4,354,863
7,075,000	1.625%, 1/21/2020	7,107,616
6,000,000	2.625%, 9/6/2024	6,181,374
1,250,000	6.250%, 5/15/2029	1,768,784
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,564,762

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
U.S. Government and Agencies (74.0%) - continued
	U.S. Treasury Bonds
$850,000	6.500%, 11/15/2026	$1,227,851
500,000	5.375%, 2/15/2031	697,344
	U.S. Treasury Bonds, TIPS
3,004,710	0.125%, 4/15/2019	3,073,491
342,389	2.375%, 1/15/2025	416,377
352,891	2.125%, 2/15/2040	467,058
1,557,930	0.750%, 2/15/2042	1,557,930
	U.S. Treasury Notes
5,425,000	0.625%, 10/15/2016	5,438,986
2,200,000	0.875%, 11/15/2017	2,204,297
3,500,000	1.500%, 10/31/2019	3,519,414
1,700,000	1.875%, 6/30/2020	1,733,335
8,500,000	2.000%, 7/31/2020	8,714,489
1,000,000	2.250%, 7/31/2021	1,031,406
1,500,000	2.125%, 9/30/2021	1,534,804
2,830,000	1.625%, 8/15/2022	2,790,867
8,750,000	2.250%, 11/15/2024	8,912,015
1,500,000	3.625%, 2/15/2044	1,766,836
	U.S. Treasury Notes, TIPS
907,296	0.125%, 1/15/2022	917,929
3,807,729	0.125%, 1/15/2023	3,839,261

	Total	81,010,204

Utilities (1.0%)
	John Sevier Combined Cycle Generation, LLC
959,956	4.626%, 1/15/2042	1,081,365

	Total	1,081,365

	Total Long-Term Fixed Income (cost $103,639,257)	106,228,031

Shares	Collateral Held for Securities Loaned (0.5%)	Value
512,500	Thrivent Cash Management Trust	512,500

	Total Collateral Held for Securities Loaned (cost $512,500)	512,500

Shares or Principal Amount	Short-Term Investments (8.5%)[e]	Value
	Federal National Mortgage Association Discount Notes
100,000	0.650%, 7/15/2015[f]	99,987
9,156,929	Thrivent Cash Management Trust 0.070%	9,156,929

	Total Short-Term Investments (at amortized cost)	9,256,916

	Total Investments (cost $113,408,673) 106.0%	$115,997,447

	Other Assets and Liabilities, Net (6.0%)	(6,533,785)

	Total Net Assets 100.0%	$109,463,662

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $4,382,483 or 4.0% of total net assets.

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
c	All or a portion of the security is on loan.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At April 30, 2015, $99,987 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 2,908,081
Gross unrealized depreciation	(319,307)

Net unrealized appreciation (depreciation)	$2,588,774

Cost for federal income tax purposes	$113,408,673

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Asset-Backed Securities	1,715,586	–	1,715,586	–
Collateralized Mortgage Obligations	455,266	–	455,266	–
Commercial Mortgage-Backed Securities	611,312	–	611,312	–
Energy	506,655	–	506,655	–
Financials	6,371,076	–	6,371,076	–
Foreign Government	7,641,681	–	7,641,681	–
Mortgage-Backed Securities	6,354,937	–	6,354,937	–
Technology	479,949	–	479,949	–
U.S. Government and Agencies	81,010,204	–	81,010,204	–
Utilities	1,081,365	–	1,081,365	–
Collateral Held for Securities Loaned	512,500	512,500	–	–
Short-Term Investments	9,256,916	9,156,929	99,987	–

Total	$115,997,447	$9,669,429	$106,328,018	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	19,482	19,482	–	–

Total Asset Derivatives	$19,482	$19,482	$–	$–

Liability Derivatives
Futures Contracts	10,945	10,945	–	–

Total Liability Derivatives	$10,945	$10,945	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(10)	June 2015	($1,201,844)	($1,201,328)	$516
10-Yr. U.S. Treasury Bond Futures	(15)	June 2015	(1,914,680)	(1,925,625)	(10,945)
Ultra Long Term U.S. Treasury Bond Futures	(6)	June 2015	(1,005,966)	(987,000)	18,966
Total Futures Contracts					$8,537

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Government Bond Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$19,482
Total Interest Rate Contracts		19,482

Total Asset Derivatives		$19,482

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	10,945
Total Interest Rate Contracts		10,945

Total Liability Derivatives		$10,945

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Government Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	78,440
Total Interest Rate Contracts		78,440
Total		$78,440

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Government Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	8,537
Total Interest Rate Contracts		8,537

Total		$8,537

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$1,954,252	1.8%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$–	$34,006,556	$33,494,056	512,500	$512,500	$2,051
Cash Management Trust-Short Term Investment	7,267,598	27,989,473	26,100,142	9,156,929	9,156,929	2,624
Total Value and Income Earned	7,267,598				9,669,429	4,675

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.1%)[a]	Value
Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$864,617	3.750%, 6/30/2019	$779,651

	Total	779,651

Capital Goods (0.3%)
	ADS Waste Holdings, Inc., Term Loan
907,266	3.750%, 10/9/2019	904,545
	Berry Plastics Group, Inc., Term Loan
695,800	3.500%, 2/8/2020	695,668
	Silver II Borrower, Term Loan
515,185	4.000%, 12/13/2019	502,176

	Total	2,102,389

Communications Services (0.9%)
	Clear Channel Communications, Inc., Term Loan
170,532	7.684%, 7/30/2019	165,203
	Grande Communications Networks, LLC, Term Loan
697,584	4.500%, 5/29/2020	690,609
	iHeartCommunications, Inc., Term Loan
755,234	6.934%, 1/30/2019	722,192
	Integra Telecom Holdings, Inc., Term Loan
892,291	5.250%, 2/22/2019	895,191
	LTS Buyer, LLC, Term Loan
550,200	4.000%, 4/13/2020	549,512
	NEP/NCP Holdco, Inc., Term Loan
695,884	4.250%, 1/22/2020	690,088
	NTelos, Inc., Term Loan
550,126	5.750%, 11/9/2019	475,859
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,162,670	5.500%, 7/31/2018	1,159,763
	TNS, Inc., Term Loan
771,977	5.000%, 2/14/2020	771,653
	Univision Communications, Inc., Term Loan
892,208	4.000%, 3/1/2020	892,698

	Total	7,012,768

Consumer Cyclical (0.7%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
520,587	4.250%, 8/13/2021	522,909
	Ceridian HCM Holding, Inc., Term Loan
543,500	4.500%, 9/15/2020	540,782
	Chrysler Group, LLC, Term Loan
695,547	3.500%, 5/24/2017	696,243
	J.C. Penney Corporation, Inc., Term Loan
918,638	6.000%, 5/22/2018	918,059
	MGM Resorts International, Term Loan
773,600	3.500%, 12/20/2019	773,275
	ROC Finance, LLC, Term Loan
699,350	5.000%, 6/20/2019	691,776
	Scientific Games International, Inc., Term Loan
923,313	6.000%, 10/18/2020	932,287
	Seminole Hard Rock Entertainment, Inc., Term Loan
348,787	3.500%, 5/14/2020	347,916

	Total	5,423,247

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
468,138	5.375%, 3/21/2019	471,775
	Biomet, Inc., Term Loan
523,843	3.681%, 7/25/2017	523,790
	JBS USA, LLC, Term Loan
492,252	3.750%, 5/25/2018	493,482
	Roundy’s Supermarkets, Inc., Term Loan
419,799	5.750%, 3/3/2021	404,809
	Supervalu, Inc., Term Loan
1,390,564	4.500%, 3/21/2019	1,395,028
	Visant Corporation, Term Loan
387,235	7.000%, 9/23/2021	389,032

	Total	3,677,916

Energy (0.2%)
	Arch Coal, Inc., Term Loan
550,121	6.250%, 5/16/2018	408,993
	Offshore Group Investment, Ltd., Term Loan
347,900	5.750%, 3/28/2019	225,265
	Pacific Drilling SA, Term Loan
894,075	4.500%, 6/3/2018	786,303

	Total	1,420,561

Financials (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
447,926	7.000%, 5/22/2018	450,004
	WaveDivision Holdings, LLC, Term Loan
694,025	4.000%, 10/15/2019	693,435

	Total	1,143,439

Technology (0.2%)
	BMC Software, Inc., Term Loan
1,071,875	5.000%, 9/10/2020	1,053,921
	First Data Corporation, Term Loan
935,000	3.682%, 3/23/2018	936,758

	Total	1,990,679

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,031,625	3.750%, 6/27/2019	1,035,277

	Total	1,035,277

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.1%)a	Value
Utilities (0.1%)
	Calpine Corporation, Term Loan
$158,000	4.000%, 10/31/2020	$158,751
	Intergen NV, Term Loan
894,075	5.500%, 6/15/2020	852,724

	Total	1,011,475

	Total Bank Loans (cost $26,166,895)	25,597,402

Principal Amount	Long-Term Fixed Income (93.6%)	Value
Asset-Backed Securities (13.0%)
	American Homes 4 Rent
2,659,833	1.250%, 6/17/2031[b,c]	2,644,787
	BA Credit Card Trust
3,850,000	0.562%, 6/15/2021[c]	3,858,559
	Bayview Opportunity Master Fund Trust IIB, LP
2,788,757	3.228%, 7/28/2034*,d	2,795,851
	Betony CLO, Ltd.
2,750,000	1.772%, 4/15/2027*,c	2,739,997
	Capital One Multi-Asset Execution Trust
2,250,000	1.260%, 1/15/2020	2,263,037
	Chase Issuance Trust
5,200,000	1.590%, 2/18/2020	5,239,354
	Chesapeake Funding, LLC
834,462	0.628%, 5/7/2024[b,c]	834,647
1,406,765	0.628%, 1/7/2025[b,c]	1,407,380
	Citibank Credit Card Issuance Trust
4,275,000	1.020%, 2/22/2019	4,284,999
	Countrywide Home Loans, Inc.
164,645	6.085%, 6/25/2021[e]	298,866
	Credit Based Asset Servicing and Securitization, LLC
727,395	3.603%, 12/25/2036[d]	500,468
	Edlinc Student Loan Funding Trust
1,819,772	3.180%, 10/1/2025*,c	1,842,519
	Enterprise Fleet Financing, LLC
233,354	0.720%, 4/20/2018[b]	233,367
	First Franklin Mortgage Loan Asset- Backed Certificates
86,028	5.500%, 3/25/2036*,f	1
	Ford Credit Auto Owner Trust
2,875,000	2.260%, 11/15/2025[b]	2,925,957
	FRS, LLC
2,504,240	1.800%, 4/15/2043*	2,484,231
	GMAC Mortgage Corporation Loan Trust
413,851	0.354%, 8/25/2035[c,e]	378,167
503,287	5.750%, 10/25/2036[e]	491,715
899,573	0.354%, 12/25/2036[c,e]	790,240
	Golden Credit Card Trust
4,800,000	0.432%, 2/15/2018[b,c]	4,796,117
1,500,000	0.612%, 9/15/2018[b,c]	1,501,653
	GoldenTree Loan Opportunities IX, Ltd.
3,000,000	1.789%, 10/29/2026*,c	2,994,269
	Great America Leasing Receivables
1,054,669	0.780%, 6/15/2016[b]	1,054,964
	J.P. Morgan Mortgage Trust
822,609	2.623%, 2/25/2036	742,797
	Master Credit Card Trust
7,000,000	0.780%, 4/21/2017[b]	7,003,325
	Mortgage Equity Conversion Asset Trust
1,894,169	0.730%, 1/25/2042*,c	1,617,544
1,907,972	0.720%, 2/25/2042*,c	1,693,802
	Motor plc
2,349,033	0.661%, 8/25/2021[b,c]	2,350,999
	NextGear Floorplan Master Owner Trust
2,000,000	1.920%, 10/15/2019[b]	2,008,300
	Northstar Education Finance, Inc.
2,757,887	0.881%, 12/26/2031[b,c]	2,769,658
	OZLM VIII, Ltd.
3,050,000	1.714%, 10/17/2026*,c	3,044,362
	Penarth Master Issuer plc
4,500,000	0.571%, 11/18/2017[b,c]	4,501,467
	Race Point IX CLO, Ltd.
1,200,000	1.768%, 4/15/2027*,c	1,198,244
	Renaissance Home Equity Loan Trust
1,492,164	5.608%, 5/25/2036[d]	1,013,431
726,095	5.285%, 1/25/2037[d]	409,189
	Selene Non-Performing Loans, LLC
1,791,699	2.981%, 5/25/2054*,d	1,774,490
	SLM Student Loan Trust
468,506	1.282%, 12/15/2021[b,c]	469,446
352,270	0.347%, 4/25/2022[c]	352,115
1,201,394	0.782%, 8/15/2022[b,c]	1,202,476
1,616,507	0.932%, 10/16/2023[b,c]	1,620,351
1,285,653	0.581%, 3/25/2025[c]	1,283,599
3,393,218	0.701%, 3/25/2026[c]	3,406,305
1,800,000	1.232%, 5/17/2027[b,c]	1,813,003
	SoFi Professional Loan Program, LLC
3,359,536	2.420%, 3/25/2030[b]	3,372,245
	U.S. Residential Opportunity Fund III Trust
2,267,092	3.721%, 1/27/2035*	2,275,487
	Vericrest Opportunity Loan Transferee
2,623,064	3.125%, 4/27/2054[b,d]	2,623,145
1,676,519	3.375%, 10/26/2054[b]	1,676,683
	Wachovia Asset Securitization, Inc.
573,050	0.321%, 7/25/2037*,c,e	510,843
	World Financial Network Credit Card Master Trust
1,800,000	0.562%, 12/15/2019[c]	1,800,140
4,000,000	0.910%, 3/16/2020	4,001,500
	World Omni Auto Receivables Trust
1,103,052	1.330%, 1/15/2018	1,107,430
	World Omni Master Owner Trust
3,600,000	0.532%, 2/15/2018[b,c]	3,598,542

	Total	107,602,063

Basic Materials (0.8%)
	Albemarle Corporation
860,000	3.000%, 12/1/2019	862,058
	Freeport-McMoRan, Inc.
1,000,000	2.375%, 3/15/2018	997,274
1,100,000	3.550%, 3/1/2022	1,032,305

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.6%)	Value
Basic Materials (0.8%) - continued
	Georgia-Pacific, LLC
$1,995,000	2.539%, 11/15/2019[b]	$2,012,714
	Glencore Funding, LLC
825,000	1.336%, 4/16/2018[b,c]	824,526
	Mosaic Company
500,000	4.250%, 11/15/2023	532,278

	Total	6,261,155

Capital Goods (0.2%)
	Roper Industries, Inc.
1,600,000	1.850%, 11/15/2017	1,609,982
	Textron, Inc.
350,000	3.875%, 3/1/2025	358,993

	Total	1,968,975

Collateralized Mortgage Obligations (9.2%)
	Alm Loan Funding CLO
3,050,000	1.704%, 10/17/2026*,c	3,043,009
	American Home Mortgage Assets Trust
1,226,678	1.057%, 11/25/2046[c]	653,590
	Apidos CLO XVIII
3,000,000	1.688%, 7/22/2026*,c	2,982,071
	Babson CLO, Ltd.
3,050,000	1.664%, 10/17/2026*,c	3,037,424
	BCAP, LLC Trust
1,357,299	0.361%, 3/25/2037[c]	1,151,521
	Bear Stearns Adjustable Rate Mortgage Trust
520,103	2.410%, 10/25/2035[c]	512,346
	Birchwood Park CLO, Ltd.
3,050,000	1.715%, 7/15/2026*,c	3,044,372
	BlueMountain CLO, Ltd.
3,050,000	1.750%, 10/15/2026*,c	3,040,449
	Carlyle Global Market Strategies CLO, Ltd.
3,000,000	1.575%, 7/20/2023*,c	2,995,471
3,000,000	1.775%, 10/15/2026*,c	3,002,735
	Cent CLO 16, LP
3,050,000	1.505%, 8/1/2024*,c	3,030,161
	Cent CLO 22, Ltd.
3,000,000	1.725%, 11/7/2026*,c	2,990,260
	Countrywide Alternative Loan Trust
430,940	5.500%, 11/25/2035	429,692
347,419	5.500%, 2/25/2036	333,886
504,112	6.000%, 1/25/2037	464,114
	Countrywide Home Loans, Inc.
743,906	2.439%, 3/20/2036	668,293
724,159	2.391%, 9/20/2036	639,668
	Deutsche Alt-A Securities Mortgage Loan Trust
1,319,965	0.907%, 4/25/2047[c]	1,127,003
	Dryden 34 Senior Loan Fund CLO
3,050,000	1.705%, 10/15/2026*,c	3,043,014
	GSR Mortgage Loan Trust
1,186,963	0.371%, 8/25/2046[c]	1,144,077
	HarborView Mortgage Loan Trust
1,289,948	2.110%, 6/19/2034	1,265,029
	HomeBanc Mortgage Trust
786,084	2.306%, 4/25/2037	585,097
	Impac CMB Trust
1,499,533	0.701%, 4/25/2035[c]	1,376,940
561,865	0.821%, 8/25/2035[c]	500,706
	J.P. Morgan Alternative Loan Trust
1,104,380	2.524%, 3/25/2036	904,287
	J.P. Morgan Mortgage Trust
473,448	2.500%, 10/25/2036	425,908
	Madison Park Funding XIV CLO, Ltd.
3,350,000	1.725%, 7/20/2026*,c	3,345,611
	Master Asset Securitization Trust
887,006	0.681%, 6/25/2036[c]	524,979
	MLCC Mortgage Investors, Inc.
1,606,158	0.841%, 8/25/2029[c]	1,599,386
	NCUA Guaranteed Notes
2,752,065	0.631%, 10/7/2020[c]	2,768,019
	Neuberger Berman CLO, Ltd.
2,400,000	1.722%, 8/4/2025*,c	2,391,621
	Octagon Investment Partners XX CLO, Ltd.
3,050,000	1.675%, 8/12/2026*,c	3,044,375
	Residential Accredit Loans, Inc.
683,439	3.537%, 9/25/2035	583,294
	Sequoia Mortgage Trust
2,736,706	1.125%, 9/20/2034[c]	2,644,941
	Symphony CLO, Ltd.
3,019,584	1.352%, 1/9/2023*,c	3,009,014
	Voya CLO 3, Ltd.
3,050,000	1.697%, 7/25/2026*,c	3,028,653
	Wachovia Mortgage Loan Trust, LLC
583,029	2.736%, 5/20/2036	509,135
	WaMu Mortgage Pass Through Certificates
422,000	0.471%, 10/25/2045[c]	391,036
1,140,370	1.017%, 10/25/2046[c]	923,580
1,423,969	0.946%, 12/25/2046[c]	1,142,995
1,296,823	0.877%, 1/25/2047[c]	1,051,718
	Washington Mutual Alternative Mortgage Pass Through Certificates
857,253	1.057%, 9/25/2046[c]	585,152
	Washington Mutual Mortgage Pass Through Certificates
1,456,343	0.887%, 2/25/2047[c]	1,023,437
	Wells Fargo Commercial Mortgage Trust
2,925,000	2.632%, 5/15/2048	2,999,857
	Wells Fargo Mortgage Backed Securities Trust
737,224	2.574%, 3/25/2036	713,521
855,948	2.615%, 3/25/2036	852,757

	Total	75,524,204

Commercial Mortgage-Backed Securities (4.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
121,400	5.845%, 6/11/2040	121,706
1,465,395	5.331%, 2/11/2044	1,553,590
	Citigroup Commercial Mortgage Trust
750,000	5.900%, 12/10/2049	808,331

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.6%)	Value
Commercial Mortgage-Backed Securities (4.7%) - continued
	Citigroup/Deutsche Bank Commercial Mortgage
$1,595,000	5.322%, 12/11/2049	$1,674,547
	Commercial Mortgage Pass-Through Certificates
4,000,000	1.230%, 6/8/2030[b,c]	3,997,468
963,107	5.306%, 12/10/2046	1,012,024
	Credit Suisse First Boston Mortgage Securities
2,724,000	5.542%, 1/15/2049	2,891,561
	Credit Suisse Mortgage Capital Certificates
1,433,888	5.467%, 9/15/2039	1,494,488
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
1,820,733	0.727%, 12/25/2016	1,822,186
	Federal National Mortgage Association
1,489,763	0.953%, 11/25/2015	1,491,825
2,350,000	1.272%, 1/25/2017	2,362,168
	Government National Mortgage Association
42,468	1.864%, 8/16/2031	42,451
139,948	3.214%, 1/16/2040	140,295
	Greenwich Capital Commercial Funding Corporation
3,736,598	5.224%, 4/10/2037	3,747,464
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,600,000	1.126%, 12/15/2028[b,c]	3,601,436
3,335,147	5.429%, 12/12/2043	3,494,377
	LSTAR Commercial Mortgage Trust
1,256,840	1.519%, 1/20/2041[b]	1,257,341
	Morgan Stanley Capital I
2,128,494	3.224%, 7/15/2049	2,178,916
	Morgan Stanley Capital, Inc.
569,827	5.861%, 4/12/2049	568,970
	NCUA Guaranteed Notes
1,009,261	1.600%, 10/29/2020	1,010,328
	SCG Trust
2,575,000	1.582%, 11/15/2026[b,c]	2,575,796
	Wachovia Bank Commercial Mortgage Trust
1,151,432	5.765%, 7/15/2045	1,191,574

	Total	39,038,842

Communications Services (2.4%)
	America Movil SAB de CV
2,400,000	1.268%, 9/12/2016[c]	2,409,554
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,824,352
	AT&T, Inc.
1,400,000	1.209%, 6/30/2020[c,g]	1,411,221
	Crown Castle Towers, LLC
1,500,000	3.214%, 8/15/2015*	1,508,514
850,000	4.174%, 8/15/2017[b]	884,156
	DIRECTV Holdings, LLC
1,500,000	1.750%, 1/15/2018	1,501,413
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,277,235
	NBC Universal Enterprise, Inc.
1,750,000	1.662%, 4/15/2018[b]	1,765,010
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[b]	1,128,196
	Verizon Communications, Inc.
1,350,000	1.801%, 9/15/2016[c]	1,370,577
1,000,000	0.664%, 6/9/2017[c]	998,913
2,080,000	1.041%, 6/17/2019[c]	2,094,163
1,425,000	3.000%, 11/1/2021	1,441,626

	Total	19,614,930

Consumer Cyclical (1.2%)
	Alibaba Group Holding, Ltd.
1,350,000	2.500%, 11/28/2019[b]	1,345,789
	American Honda Finance Corporation
2,250,000	0.577%, 12/11/2017[c]	2,254,538
	Ford Motor Credit Company, LLC
1,300,000	3.984%, 6/15/2016	1,337,943
500,000	3.000%, 6/12/2017	514,067
	Home Depot, Inc.
1,600,000	2.250%, 9/10/2018	1,649,778
	Hyundai Capital America
1,120,000	2.000%, 3/19/2018[b]	1,127,841
	Yale University
1,250,000	2.086%, 4/15/2019	1,272,813

	Total	9,502,769

Consumer Non-Cyclical (4.0%)
	Actavis Funding SCS
1,995,000	1.523%, 3/12/2020[c]	2,030,204
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	497,522
	Amgen, Inc.
1,325,000	2.125%, 5/1/2020	1,322,028
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[b]	1,014,834
	Boston Scientific Corporation
1,665,000	6.000%, 1/15/2020	1,912,576
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,172,736
	CVS Health Corporation
870,000	2.250%, 8/12/2019	881,747
	Edwards Lifesciences Corporation
1,100,000	2.875%, 10/15/2018	1,132,849
	EMD Finance, LLC
1,980,000	0.619%, 3/17/2017[b,c]	1,979,246
	Forest Laboratories, Inc.
2,250,000	4.375%, 2/1/2019[b]	2,402,719
	Hospira, Inc.
1,300,000	6.050%, 3/30/2017	1,410,193
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,585,900
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[b]	2,536,358
	JM Smucker Company
1,235,000	2.500%, 3/15/2020[b]	1,243,298
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,401,248

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.6%)	Value
Consumer Non-Cyclical (4.0%) - continued
	Medtronic, Inc.
$1,350,000	1.071%, 3/15/2020[b,c]	$1,363,424
	Merck & Company, Inc.
1,490,000	0.631%, 2/10/2020[c]	1,498,749
	Mondelez International, Inc.
1,484,000	0.775%, 2/1/2019[c]	1,468,793
	PepsiCo, Inc.
1,000,000	1.850%, 4/30/2020	994,201
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[b]	2,040,842
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,035,884
	Zimmer Holdings, Inc.
1,420,000	2.000%, 4/1/2018	1,432,668

	Total	33,358,019

Energy (2.2%)
	Cameron International Corporation
1,275,000	1.400%, 6/15/2017	1,264,264
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,037,974
	CNOOC Nexen Finance
1,750,000	1.625%, 4/30/2017	1,753,990
	CNPC General Capital, Ltd.
1,000,000	2.750%, 5/14/2019[b]	1,003,304
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,254,744
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019[b]	1,222,079
	Enbridge, Inc.
1,375,000	0.712%, 6/2/2017[c]	1,358,368
	Exxon Mobil Corporation
1,465,000	0.634%, 3/6/2022[c]	1,467,917
	Noble Holding International, Ltd.
1,350,000	4.000%, 3/16/2018	1,378,779
	Petroleos Mexicanos
1,500,000	2.295%, 7/18/2018[c]	1,539,375
1,700,000	2.378%, 4/15/2025	1,722,627
	Weatherford International, Ltd.
1,000,000	6.000%, 3/15/2018	1,061,881

	Total	18,065,302

Financials (18.1%)
	Aflac, Inc.
1,650,000	2.400%, 3/16/2020	1,671,783
	American Express Credit Corporation
2,080,000	0.820%, 3/18/2019[c]	2,080,672
	American International Group, Inc.
1,150,000	2.300%, 7/16/2019	1,162,521
	American Tower Trust I
1,000,000	1.551%, 3/15/2018*	998,373
	Ares Capital Corporation
1,100,000	3.875%, 1/15/2020[h]	1,118,174
	Aviation Capital Group Corporation
1,100,000	3.875%, 9/27/2016[b]	1,130,078
	Bank of America Corporation
1,450,000	1.700%, 8/25/2017	1,455,945
1,000,000	1.335%, 3/22/2018[c]	1,012,498
1,775,000	1.144%, 4/1/2019[c]	1,787,780
900,000	4.000%, 1/22/2025	892,031
900,000	6.100%, 12/29/2049[i]	918,000
	Bank of America National Association
1,000,000	5.300%, 3/15/2017	1,065,312
	Bank of New York Mellon Corporation
500,000	4.500%, 12/31/2049[i]	478,750
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,135,000	2.850%, 9/8/2021[b]	1,151,291
	BB&T Corporation
1,220,000	0.990%, 1/15/2020[c]	1,223,590
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,669,107
	Caisse Centrale Desjardins du Quebec
1,760,000	0.944%, 1/29/2018[b,c]	1,759,669
	Citigroup, Inc.
1,475,000	1.044%, 4/8/2019[c]	1,476,009
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,134,812
	CoBank ACB
1,560,000	0.871%, 6/15/2022*,c	1,468,347
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
655,000	4.625%, 12/1/2023	704,333
	Credit Agricole SA
1,350,000	1.075%, 4/15/2019[b,c]	1,359,423
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[b]	1,712,708
810,000	7.500%, 12/11/2049[b,i]	866,700
	DnB Boligkreditt AS
3,500,000	1.450%, 3/21/2018[b]	3,496,836
	European Investment Bank
4,000,000	1.750%, 3/15/2017	4,078,216
2,570,000	2.125%, 10/15/2021	2,615,032
	Fifth Third Bancorp
1,145,000	2.875%, 10/1/2021	1,155,771
	Goldman Sachs Group, Inc.
1,525,000	1.357%, 11/15/2018[c]	1,541,859
1,755,000	1.437%, 4/23/2020[c]	1,775,172
1,125,000	1.861%, 11/29/2023[c]	1,145,601
1,550,000	5.375%, 12/29/2049[i]	1,546,900
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016*	1,501,765
	HSBC Holdings plc
1,125,000	6.375%, 3/29/2049[i]	1,161,563
	HSBC USA, Inc.
1,530,000	0.565%, 6/23/2017[c]	1,527,526
	ING Bank NV
500,000	2.625%, 12/5/2022[b]	507,987
	ING Capital Funding Trust III
715,000	3.875%, 12/29/2049[c,i]	715,000
	ING Groep NV
1,350,000	6.000%, 12/31/2045[i]	1,344,094
	Inter-American Development Bank
2,750,000	0.220%, 2/11/2016[c]	2,750,190
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	716,625
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[b]	1,510,973

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.6%)	Value
Financials (18.1%) - continued
	J.P. Morgan Chase & Company
$3,100,000	1.177%, 1/25/2018[c]	$3,130,163
1,400,000	2.250%, 1/23/2020	1,396,079
1,250,000	3.875%, 9/10/2024	1,262,585
1,075,000	7.900%, 4/29/2049[i]	1,144,875
	J.P. Morgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,053,134
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,037,038
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	716,151
	Lloyds Bank plc
1,985,000	0.791%, 3/16/2018[c]	1,987,227
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[b]	351,884
	MassMutual Global Funding II
2,500,000	2.000%, 4/5/2017[b]	2,541,210
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[b]	2,393,262
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[b]	719,038
	Morgan Stanley
1,755,000	1.417%, 1/27/2020[c]	1,780,727
1,425,000	5.000%, 11/24/2025	1,543,362
1,000,000	5.450%, 12/29/2049[i]	1,007,500
900,000	5.550%, 12/29/2049[i]	904,500
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,131,314
	National Australia Bank, Ltd.
2,750,000	2.000%, 6/20/2017[b]	2,799,621
	NCUA Guaranteed Notes
1,726,612	0.530%, 12/7/2020[c]	1,729,567
	Network Rail Infrastructure Finance plc
4,000,000	0.875%, 5/15/2018[b]	3,969,320
	Nordea Bank AB
2,000,000	3.125%, 3/20/2017[b]	2,069,726
	North American Development Bank
1,750,000	2.300%, 10/10/2018	1,784,148
	Peachtree Corners Funding Trust
1,125,000	3.976%, 2/15/2025[b]	1,139,120
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,162,267
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	1,009,466
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[b]	1,415,733
	Royal Bank of Canada
3,000,000	1.200%, 9/19/2017	2,998,380
	Royal Bank of Scotland Group plc
1,765,000	1.213%, 3/31/2017[c]	1,766,193
	Santander UK plc
500,000	5.000%, 11/7/2023[b]	529,481
	Skandinaviska Enskilda Banken AB
1,700,000	1.750%, 3/19/2018[b]	1,704,896
2,500,000	1.375%, 5/29/2018[b]	2,498,467
	SLM Corporation
500,000	4.625%, 9/25/2017	508,750
	SpareBank 1 Boligkreditt AS
2,500,000	1.250%, 5/2/2018[b]	2,486,757
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[b]	2,010,910
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[b]	994,503
	Sumitomo Mitsui Banking Corporation
2,075,000	0.856%, 1/16/2018[c]	2,080,100
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[b]	1,542,114
	Svensk Exportkredit AB
2,500,000	0.577%, 1/23/2017[c]	2,512,100
	Svenska Handelsbanken AB
500,000	0.761%, 6/17/2019[c]	498,154
	Swedbank AB
1,750,000	1.750%, 3/12/2018[b]	1,756,123
	Synchrony Financial
1,230,000	3.000%, 8/15/2019	1,254,692
1,175,000	1.485%, 2/3/2020[c,h]	1,180,384
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020[c]	3,000,423
	UBS AG
2,000,000	0.969%, 3/26/2018[c]	2,006,824
	USAA Capital Corporation
2,075,000	2.125%, 6/3/2019[b]	2,096,675
	USB Realty Corporation
1,200,000	1.422%, 12/29/2049[b,c,i]	1,092,000
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,544,745
500,000	5.650%, 5/15/2053	523,750
	Wells Fargo & Company
1,760,000	0.958%, 1/30/2020[c]	1,772,255
925,000	3.450%, 2/13/2023	942,633
900,000	4.100%, 6/3/2026	932,798
900,000	5.875%, 12/31/2049[i]	955,125
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[b]	2,495,175
	XLIT, Ltd.
900,000	4.450%, 3/31/2025	906,003

	Total	149,158,443

Foreign Government (3.9%)
	Bahama Government International Bond
225,000	5.750%, 1/16/2024[b]	243,563
	Bank of England Euro Note
1,000,000	1.250%, 3/16/2018[b]	1,005,406
	Canada Government International Bond
5,500,000	0.875%, 2/14/2017	5,523,017
500,000	1.125%, 3/19/2018	501,953
	Costa Rica Government International Bond
1,350,000	4.250%, 1/26/2023[b]	1,282,500
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,505,625
	European Investment Bank
1,800,000	1.250%, 5/15/2018	1,809,346

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.6%)	Value
Foreign Government (3.9%) - continued
	Export Development Canada
$3,500,000	0.750%, 12/15/2017	$3,482,290
	Export-Import Bank of Korea
1,720,000	2.250%, 1/21/2020	1,725,788
	Hydro Quebec
2,000,000	2.000%, 6/30/2016	2,031,796
	Kommunalbanken AS
2,760,000	1.500%, 10/22/2019[b]	2,755,432
	Kommuninvest I Sverige AB
2,500,000	1.000%, 10/24/2017[b]	2,500,950
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	840,000
275,000	3.500%, 1/21/2021	285,862
	Philippines Government International Bond
275,000	4.200%, 1/21/2024	308,000
	Poland Government International Bond
125,000	4.000%, 1/22/2024	136,004
	Province of Manitoba
3,000,000	1.300%, 4/3/2017	3,029,151
	Province of Ontario
2,500,000	0.308%, 8/13/2015[c]	2,499,800
	Slovenia Government International Bond
700,000	4.125%, 2/18/2019[b]	741,352

	Total	32,207,835

Mortgage-Backed Securities (5.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
6,670,000	3.000%, 5/1/2029[g]	6,981,614
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
360,202	6.500%, 9/1/2037	415,303
3,670,000	4.000%, 5/1/2044[g]	3,916,234
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,545,067	2.250%, 6/25/2025	2,601,287
14,900,000	3.500%, 5/1/2029[g]	15,817,281
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
657,641	6.000%, 8/1/2024	750,582
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
594,323	5.735%, 9/1/2037[c]	637,832
189,494	5.196%, 10/1/2037[c]	198,473
3,291,722	2.073%, 1/1/2043[c]	3,421,258
5,615,207	2.059%, 3/1/2043[c]	5,833,149
5,605,863	1.729%, 7/1/2043[c]	5,749,150

	Total	46,322,163

Technology (0.9%)
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,139,352
	Apple, Inc.
2,450,000	0.555%, 5/6/2019[c]	2,460,677
	Micron Semiconductor Asia Pte, Ltd.
900,000	1.258%, 1/15/2019	899,904
	Oracle Corporation
325,000	1.200%, 10/15/2017	325,718
1,325,000	2.500%, 5/15/2022[g]	1,316,883
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020[g]	990,128

	Total	7,132,662

Transportation (1.5%)
	Air Canada Pass Through Trust
1,200,000	3.875%, 3/15/2023[b]	1,203,000
	American Airlines Pass Through Trust
1,125,506	5.600%, 7/15/2020[b]	1,187,408
1,373,759	4.950%, 1/15/2023	1,497,398
900,000	3.700%, 5/1/2023	904,500
	British Airways plc
1,451,491	4.625%, 6/20/2024[b]	1,576,682
	Continental Airlines, Inc.
1,803,125	4.150%, 4/11/2024	1,912,214
	CSX Corporation
400,000	3.700%, 11/1/2023	424,945
	Delta Air Lines, Inc.
648,626	4.750%, 5/7/2020	698,084
	TTX Company
650,000	4.125%, 10/1/2023*	696,673
	US Airways Pass Through Trust
970,880	3.950%, 11/15/2025	1,015,783
	Virgin Australia Holdings, Ltd.
1,213,328	5.000%, 10/23/2023[b]	1,278,544

	Total	12,395,231

U.S. Government and Agencies (23.5%)
	Federal Agricultural Mortgage Corporation
2,500,000	2.000%, 7/27/2016	2,546,167
	Federal Home Loan Mortgage Corporation
750,000	1.250%, 8/1/2019	745,269
3,050,000	1.250%, 10/2/2019	3,017,966
	Federal National Mortgage Association
5,000,000	1.750%, 11/26/2019	5,052,045
4,100,000	1.625%, 1/21/2020	4,118,901
	U.S. Treasury Bonds
12,000,000	5.375%, 2/15/2031	16,736,256
690,000	3.000%, 5/15/2042	724,554
	U.S. Treasury Bonds, TIPS
17,527,475	0.125%, 4/15/2019	17,928,696
	U.S. Treasury Notes
23,000,000	0.625%, 10/15/2016	23,059,294
31,385,000	0.875%, 11/15/2017	31,446,295
29,800,000	1.500%, 10/31/2019	29,965,301
32,950,000	1.875%, 6/30/2020	33,596,117
8,100,000	3.625%, 2/15/2044	9,540,917
	U.S. Treasury Notes, TIPS
1,269,075	0.125%, 4/15/2018	1,299,314
2,413,912	1.125%, 1/15/2021	2,597,220
6,739,915	0.125%, 1/15/2022	6,818,900

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.6%)	Value
U.S. Government and Agencies (23.5%) - continued
$5,083,750	0.125%, 1/15/2023	$5,125,849

	Total	194,319,061

Utilities (2.4%)
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	502,869
	Berkshire Hathaway Energy Company
1,250,000	2.400%, 2/1/2020	1,264,701
	Dayton Power and Light Company
900,000	1.875%, 9/15/2016	909,050
	DTE Energy Company
570,000	2.400%, 12/1/2019	576,979
	Electricite de France SA
1,000,000	5.250%, 12/29/2049[b,i]	1,047,500
	Enterprise Products Operating, LLC
1,350,000	7.034%, 1/15/2068	1,463,062
	Eversource Energy
1,265,000	1.600%, 1/15/2018	1,269,529
1,250,000	1.450%, 5/1/2018	1,245,138
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,142,844
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	175,874
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	852,550
	NextEra Energy Capital Holdings, Inc.
2,075,000	2.400%, 9/15/2019	2,098,404
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,515,407
	Public Service Electric And Gas Company
2,070,000	1.800%, 6/1/2019	2,079,334
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,785,217
1,420,000	2.400%, 3/15/2020	1,429,417
	Southern California Edison Company
845,000	2.400%, 2/1/2022	842,079

	Total	20,199,954

	Total Long-Term Fixed Income (cost $768,355,925)	772,671,608

Shares	Preferred Stock (0.7%)	Value
Financials (0.5%)
11,600	Allstate Corporation, 5.100%	303,340
54,000	Citigroup, Inc., 7.875%	1,398,060
26,000	Discover Financial Services, 6.500%[i]	669,760
7,350	Farm Credit Bank of Texas, 6.750%[b],i	759,577
39,000	HSBC Holdings plc, 8.000%[i]	1,024,140

	Total	4,154,877

Utilities (0.2%)
16,250	Southern California Edison Company, 4.130%[i]	1,637,696

	Total	1,637,696

	Total Preferred Stock (cost $5,752,173)	5,792,573

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,617,680	Thrivent Cash Management Trust	1,617,680

	Total Collateral Held for Securities Loaned (cost $1,617,680)	1,617,680

Shares or Principal Amount	Short-Term Investments (5.6%)[j]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.070%, 7/20/2015[k]	999,844
	Federal National Mortgage Association Discount Notes
1,000,000	0.060%, 6/3/2015[k]	999,945
	Thrivent Cash Management Trust
44,407,902	0.070%	44,407,902

	Total Short-Term Investments (at amortized cost)	46,407,691

	Total Investments (cost $848,300,364) 103.2%	$852,086,954

	Other Assets and Liabilities, Net (3.2%)	(26,361,665)

	Total Net Assets 100.0%	$825,725,289

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $151,418,483 or 18.3% of total net assets.

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.
e	All or a portion of the security is insured or guaranteed.
f	Defaulted security. Interest is not being accrued.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At April 30, 2015, $1,590,822 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of April 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,048,475
American Tower Trust I, 3/15/2018	3/6/2013	1,000,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	2,992,500
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,048,475
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	6/27/2014	2,785,826
Betony CLO, Ltd., 4/15/2027	2/25/2015	2,750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,050,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,046,920
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,000,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,000,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,050,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,000,000
CoBank ACB, 6/15/2022	10/18/2013	1,484,860
Crown Castle Towers, LLC, 8/15/2015	7/29/2010	1,500,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,050,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,834,148
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	85,895
FRS, LLC, 4/15/2043	4/10/2013	2,503,927
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	2,997,000
GTP Acquisition Partners I, LLC, 6/15/2016	6/29/2011	1,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	3,345,980
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	1,907,972
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	1,894,168
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	2,400,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,050,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,032,615
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,200,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	1,791,699
Symphony CLO, Ltd., 1/9/2023	9/15/2014	3,019,584
TTX Company, 10/1/2023	9/19/2013	649,993
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,267,092
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,045,425
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	573,050

Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,472,819
Gross unrealized depreciation	(6,595,249)

Net unrealized appreciation (depreciation)	$3,877,570

Cost for federal income tax purposes	$848,209,384

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	779,651	–	779,651	–
Capital Goods	2,102,389	–	2,102,389	–
Communications Services	7,012,768	–	5,377,146	1,635,622
Consumer Cyclical	5,423,247	–	5,423,247	–
Consumer Non-Cyclical	3,677,916	–	3,184,434	493,482
Energy	1,420,561	–	1,420,561	–
Financials	1,143,439	–	1,143,439	–
Technology	1,990,679	–	1,990,679	–
Transportation	1,035,277	–	1,035,277	–
Utilities	1,011,475	–	1,011,475	–

Long-Term Fixed Income
Asset-Backed Securities	107,602,063	–	105,759,544	1,842,519
Basic Materials	6,261,155	–	6,261,155	–
Capital Goods	1,968,975	–	1,968,975	–
Collateralized Mortgage Obligations	75,524,204	–	75,524,204	–
Commercial Mortgage-Backed Securities	39,038,842	–	39,038,842	–
Communications Services	19,614,930	–	19,614,930	–
Consumer Cyclical	9,502,769	–	9,502,769	–
Consumer Non-Cyclical	33,358,019	–	33,358,019	–
Energy	18,065,302	–	18,065,302	–
Financials	149,158,443	–	149,158,443	–
Foreign Government	32,207,835	–	32,207,835	–
Mortgage-Backed Securities	46,322,163	–	46,322,163	–
Technology	7,132,662	–	7,132,662	–
Transportation	12,395,231	–	12,395,231	–
U.S. Government and Agencies	194,319,061	–	194,319,061	–
Utilities	20,199,954	–	20,199,954	–

Preferred Stock
Financials	4,154,877	3,395,300	759,577	–
Utilities	1,637,696	–	1,637,696	–
Collateral Held for Securities Loaned	1,617,680	1,617,680	–	–
Short-Term Investments	46,407,691	44,407,902	1,999,789	–

Total	$852,086,954	$49,420,882	$798,694,449	$3,971,623

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	338,816	338,816	–	–

Total Asset Derivatives	$338,816	$338,816	$–	$–

Liability Derivatives
Futures Contracts	741,106	741,106	–	–

Total Liability Derivatives	$741,106	$741,106	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(670)	June 2015	($79,970,423)	($80,488,983)	($518,560)
10-Yr. U.S. Treasury Bond Futures	(305)	June 2015	(38,931,829)	(39,154,375)	(222,546)
30-Yr. U.S. Treasury Bond Futures	(93)	June 2015	(15,048,274)	(14,842,218)	206,056
Ultra Long Term U.S. Treasury Bond Futures	(42)	June 2015	(7,041,760)	(6,909,000)	132,760
Total Futures Contracts					($402,290)

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2015, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$338,816
Total Interest Rate Contracts		338,816

Total Asset Derivatives		$338,816

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	741,106
Total Interest Rate Contracts		741,106

Total Liability Derivatives		$741,106

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2015, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,778,464)

Total Interest Rate Contracts		(1,778,464)

Total		($1,778,464)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2015, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	258,919
Total Interest Rate Contracts		258,919

Total		$258,919

The following table presents Limited Maturity Bond Fund’s average volume of derivative activity during the period ended April 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$123,059,198	14.9%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at April 30, 2015	Value April 30, 2015	Income Earned November 1, 2014 - April 30, 2015
Cash Management Trust-Collateral Investment	$2,897,695	$46,278,455	$47,558,470	1,617,680	$1,617,680	$5,515
Cash Management Trust-Short Term Investment	71,677,565	180,490,760	207,760,423	44,407,902	44,407,902	14,360
Total Value and Income Earned	74,575,260				46,025,582	19,875

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Asset Backed Commercial Paper (20.6%)[a]	Value
	Barton Capital Corporation
$10,000,000	0.080%, 5/1/2015[b,c]	$10,000,000
	Chariot Funding, LLC
3,500,000	0.250%, 6/3/2015[b,c]	3,499,198
	Dealers Capital Access Trust, LLC
2,630,000	0.200%, 5/7/2015[b]	2,629,912
4,220,000	0.260%, 5/19/2015[b]	4,219,451
2,860,000	0.300%, 5/28/2015[b]	2,859,357
	Fairway Finance, LLC
2,860,000	0.240%, 8/5/2015[b]	2,858,170
	Golden Funding Corporation
4,200,000	0.110%, 5/1/2015[b,c]	4,200,000
2,100,000	0.200%, 5/7/2015[b,c]	2,099,930
	Kells Funding, LLC
4,250,000	0.220%, 5/21/2015[b,c,d]	4,250,000
4,250,000	0.262%, 11/4/2015[b,c,d]	4,249,738
	Liberty Street Funding, LLC
4,250,000	0.190%, 5/26/2015[b,c]	4,249,439
4,200,000	0.140%, 5/27/2015[b,c]	4,199,576
	Nieuw Amsterdam Receivables
4,220,000	0.180%, 5/6/2015[b,c]	4,219,894
	Old Line Funding, LLC
4,240,000	0.230%, 5/20/2015[b,c]	4,239,485
4,220,000	0.240%, 7/17/2015[b,c]	4,217,834
4,240,000	0.260%, 8/19/2015[b,c,d]	4,240,000
	Starbird Funding Corporation
12,000,000	0.090%, 5/1/2015[b,c]	12,000,000
	Thunder Bay Funding, LLC
4,235,000	0.221%, 5/20/2015[b,c,d]	4,235,000
4,000,000	0.259%, 10/14/2015[b,c,d]	4,000,000

	Total	86,466,984

Principal Amount	Certificate of Deposit (5.7%)[a]	Value
	Rabobank Nederland NY
2,340,000	0.311%, 5/20/2015[d]	2,340,023
4,440,000	0.280%, 7/17/2015[d]	4,440,000
	Toronto-Dominion Bank of New York
4,260,000	0.271%, 11/18/2015[d]	4,260,000
	US Bank NA
4,250,000	0.203%, 6/16/2015[d]	4,250,000
4,265,000	0.241%, 7/27/2015[d]	4,265,000
	Wells Fargo Bank NA
4,230,000	0.291%, 9/4/2015[d]	4,230,000

	Total	23,785,023

Principal Amount	Financial Company Commercial Paper (14.4%)[a]	Value
	AllianceBernstein, LP
12,000,000	0.140%, 5/1/2015[c]	12,000,000
	Bank of New York Mellon Corporation
3,500,000	0.070%, 5/1/2015[c]	3,500,000
	BNP Paribas New York Branch
4,000,000	0.100%, 5/7/2015	3,999,933
	KFW
4,200,000	0.110%, 5/14/2015[b,c]	4,199,833
3,860,000	0.150%, 6/12/2015[b,c]	3,859,325
	Nederlandse Waterschapsbank NV
4,230,000	0.180%, 6/25/2015[c]	4,228,837
	Nordea Bank AB
4,230,000	0.180%, 6/25/2015[c]	4,228,837
	Skandinaviska Enskilda Banken AB
3,800,000	0.180%, 7/22/2015[c]	3,798,442
	Svenska Handelsbanken AB
4,200,000	0.140%, 5/5/2015[c]	4,199,934
4,210,000	0.180%, 6/3/2015[c]	4,209,305
	US Bank NA
12,000,000	0.100%, 5/1/2015	12,000,000

	Total	60,224,446

Principal Amount	Government Agency Debt (30.2%)[a]	Value
	Federal Agricultural Mortgage Corporation
4,800,000	0.390%, 7/1/2015[d]	4,801,303
	Federal Farm Credit Bank
3,860,000	0.178%, 8/3/2015[d]	3,860,305
2,160,000	0.145%, 12/9/2015[d]	2,159,865
4,230,000	0.160%, 3/31/2016[d]	4,229,878
	Federal Home Loan Bank
4,230,000	0.132%, 5/28/2015[d]	4,229,988
4,290,000	0.143%, 6/18/2015[d]	4,290,007
4,470,000	0.156%, 8/26/2015[d]	4,470,083
3,100,000	0.182%, 11/20/2015[d]	3,100,435
4,230,000	0.143%, 5/12/2016[d]	4,229,972
	Federal Home Loan Mortgage Corporation
3,400,000	0.100%, 5/21/2015	3,399,811
13,380,000	0.171%, 6/26/2015[d]	13,380,669
2,280,000	0.170%, 7/17/2015[d]	2,280,148
	Federal National Mortgage Association
2,000,000	0.203%, 8/16/2016[d]	2,000,409
	Overseas Private Investment Corporation
6,800,000	0.390%, 5/2/2015	6,826,474
3,245,620	0.120%, 5/6/2015[d]	3,245,620
7,700,000	0.110%, 5/7/2015[d]	7,700,000
4,500,000	0.110%, 5/7/2015[d]	4,500,000
4,855,000	0.120%, 5/7/2015[d]	4,855,000
5,275,000	0.140%, 5/7/2015[d]	5,275,000
4,510,000	0.140%, 5/7/2015[d]	4,510,000
3,000,000	0.405%, 7/7/2015	3,396,764
8,710,000	0.430%, 7/12/2015	8,739,879
2,620,000	0.205%, 9/7/2015	2,626,918
2,920,000	0.410%, 9/7/2015	2,927,711
2,700,000	0.450%, 12/10/2015	2,704,726
4,200,000	0.610%, 3/17/2016	4,203,146
4,040,000	0.170%, 4/30/2016	4,040,056
4,200,000	0.520%, 5/2/2016[e]	4,200,000

	Total	126,184,167

Shares	Investment Company (7.4%)	Value
	BlackRock Cash Funds
7,878,000	0.140%	7,878,000
	Dreyfus Institutional Cash Advantage Fund
10,898,000	0.070%	10,898,000
	Duetsche Money Market Series
12,182,024	0.090%	12,182,024

	Total	30,958,024

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Other Commercial Paper (7.8%)[a]	Value
	Caisse des Depots et Consignations
$4,310,000	0.240%, 5/14/2015[b,c]	$4,309,627
4,240,000	0.150%, 5/26/2015[b,c]	4,239,558
	Emerson Electric Company
2,360,000	0.050%, 5/1/2015[c]	2,360,000
4,220,000	0.130%, 6/30/2015[c]	4,219,086
	John Deere Canada, ULC
2,100,000	0.130%, 5/11/2015[b,c]	2,099,924
	Nestle Finance International, Ltd.
8,450,000	0.125%, 5/21/2015[b]	8,449,413
	Novartis Finance Corporation
3,000,000	0.090%, 5/4/2015[b,c]	2,999,978
4,200,000	0.120%, 6/8/2015[b,c]	4,199,468

	Total	32,877,054

Principal Amount	Other Note (15.2%)[a]	Value
	Bank of Montreal
1,330,000	0.737%, 9/11/2015[d]	1,332,303
	Bank of New York Mellon Corporation
4,240,000	0.507%, 10/23/2015[d]	4,244,650
2,305,000	0.491%, 3/4/2016[d]	2,308,878
	Coca-Cola Company
8,490,000	0.272%, 9/1/2015[d]	8,492,330
	General Electric Capital Corporation
4,470,000	1.008%, 8/11/2015[b,d]	4,479,332
4,280,000	0.867%, 12/11/2015[b,d]	4,294,317
3,120,000	0.474%, 1/8/2016[b,d]	3,123,423
1,110,000	0.507%, 1/14/2016[b,d]	1,111,482
	John Deere Capital Corporation
3,475,000	0.950%, 6/29/2015	3,478,860
2,100,000	0.385%, 12/10/2015[d]	2,101,689
	JP Morgan Chase Bank NA
1,000,000	0.528%, 7/30/2015[d]	1,000,694
	KFW
4,220,000	0.194%, 10/30/2015[b,d]	4,219,994
	Royal Bank of Canada
2,300,000	0.361%, 5/6/2016[c,d]	2,300,000
	Toronto-Dominion Bank
4,240,000	0.455%, 11/6/2015[d]	4,244,410
	Total Capital SA
4,075,000	3.000%, 6/24/2015[b]	4,090,985
	Wells Fargo Bank NA
4,600,000	0.361%, 5/13/2016[d]	4,600,000
	Westpac Banking Corporation
4,430,000	1.074%, 7/17/2015[c,d]	4,437,372
4,290,000	3.000%, 8/4/2015	4,319,414

	Total	64,180,133

	Total Investments (at amortized cost) 101.3%	$424,675,831

	Other Assets and Liabilities, Net (1.3)%	(5,424,906)

	Total Net Assets 100.0%	$419,250,925

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $149,289,620 or 35.6% of total net assets.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
e	Denotes investments purchased on a when-issued or delayed delivery basis.

Cost for federal income tax purposes	$424,675,831

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2015, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	86,466,984	–	86,466,984	–
Certificate of Deposit	23,785,023	–	23,785,023	–
Financial Company Commercial Paper	60,224,446	–	60,224,446	–
Government Agency Debt	126,184,167	–	126,184,167	–
Investment Company	30,958,024	30,958,024	–	–
Other Commercial Paper	32,877,054	–	32,877,054	–
Other Note	64,180,133	–	64,180,133	–

Total	$424,675,831	$30,958,024	$393,717,807	$–

There were no significant transfers between Levels during the period ended April 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THIS PAGE INTENTIONALLY LEFT BLANK

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2015 (unaudited)	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Assets
Investments at cost	$717,637,341	$1,725,504,606	$1,687,261,570	$780,252,542
Investments in securities at value	416,398,040	910,827,174	922,179,655	516,173,659
Investments in affiliates at value	449,717,626	1,114,365,696	1,012,095,669	341,692,240
Investments at Value	866,115,666	2,025,192,870	1,934,275,324	857,865,899

Cash	2,352,114	4,731,314 (a)	4,336,254 (b)	4,266,552
Dividends and interest receivable	233,180	1,566,008	2,094,215	1,321,001
Prepaid expenses	30,330	44,568	43,100	23,588
Receivable for investments sold	1,202,212	2,499,936	6,549,394	4,261,625
Receivable for fund shares sold	185,108	514,196	108,257	425,219
Receivable for expense reimbursements	–	–	–	–
Receivable for variation margin	2,219,173	2,761,111	1,856,596	308,741
Total Assets	872,337,783	2,037,310,003	1,949,263,140	868,472,625

Liabilities
Distributions payable	–	–	–	–
Accrued expenses	66,242	128,308	111,866	57,750
Payable for investments purchased	9,239,682	45,923,189	85,404,222	84,541,281
Payable upon return of collateral for securities loaned	205,570	2,006,139	2,004,387	467,204
Payable for fund shares redeemed	97,181	603,823	497,404	241,875
Payable for variation margin	2,109,389	2,930,281	1,810,184	413,551
Payable for investment advisory fees	298,138	604,796	548,484	252,227
Payable for administrative fees	18,566	35,229	33,393	17,437
Payable for distribution fees	152,456	382,235	361,948	154,170
Payable for transfer agent fees	65,444	129,693	97,686	37,639
Payable for trustee deferred compensation	35,500	54,224	53,843	38,234
Mortgage dollar roll deferred revenue	3,962	23,855	44,251	46,078
Total Liabilities	12,292,130	52,821,772	90,967,668	86,267,446

Net Assets
Capital stock (beneficial interest)	677,371,042	1,618,626,858	1,567,222,650	690,494,187
Accumulated undistributed net investment income/(loss)	(1,908,452)	(2,186,461)	(1,195,866)	(260,348)
Accumulated undistributed net realized gain/(loss)	35,959,143	71,055,351	47,880,283	15,336,623
Net unrealized appreciation/(depreciation) on:
Investments	48,757,103	74,689,816	59,235,814	22,253,710
Affiliated investments	99,721,222	224,998,448	187,777,940	55,359,647
Futures contracts	159,683	(2,581,492)	(2,624,444)	(973,605)
Foreign currency transactions	(14,088)	(23,744)	(16,391)	(5,035)
Swap agreements	–	(90,545)	15,486	–
Total Net Assets	$860,045,653	$1,984,488,231	$1,858,295,472	$782,205,179

Class A Share Capital	$741,434,230	$1,857,880,044	$1,757,359,762	$748,238,118
Shares of beneficial interest outstanding (Class A)	51,621,914	132,444,940	133,151,512	61,574,957
Net asset value per share	$14.36	$14.03	$13.20	$12.15
Maximum public offering price	$15.20	$14.85	$13.97	$12.86
Institutional Class Share Capital	$118,611,423	$126,608,187	$100,935,710	$33,967,061
Shares of beneficial interest outstanding (Institutional Class)	8,193,217	8,960,535	7,627,967	2,787,213
Net asset value per share	$14.48	$14.13	$13.23	$12.19

(a)	Includes foreign currency holdings of $ 93,676 (cost $ 91,438).
(b)	Includes foreign currency holdings of $ 66,469 (cost $64,941).
(c)	Includes foreign currency holdings of $ 56,850 (cost $56,145).
(d)	Includes foreign currency holdings of $ 10,352 (cost $10,322).

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Balanced Income Plus Fund		Opportunity Income Plus Fund	Partner Emerging Markets Equity Fund		Partner Small Cap Growth Fund	Partner Small Cap Value Fund	Small Cap Stock Fund	Mid Cap Growth Fund

$296,493,080		$471,973,833	$12,177,381		$16,768,934	$140,435,594	$346,783,902	$311,187,989
286,374,986		391,839,002	12,020,200		16,553,645	208,606,600	343,709,310	427,441,116
25,263,828		78,841,721	236,590		2,145,385	11,013,332	56,542,262	24,378,667
311,638,814		470,680,723	12,256,790		18,699,030	219,619,932	400,251,572	451,819,783

58,280	(c)	–	10,352	(d)	–	–	–	–
1,045,945		2,471,146	36,542		3,963	127,756	58,255	87,376
26,275		30,867	13,926		11,622	19,630	19,615	26,318
5,726,711		2,220,462	20,527		113,719	–	444,817	4,003,966
66,608		501,279	718		13,479	84,127	46,237	93,093
–		18,377	15,272		18,356	–	–	–
17,905		44,919	–		–	–	–	–
318,580,538		475,967,773	12,354,127		18,860,169	219,851,445	400,820,496	456,030,536

–		79,496	–		–	–	–	–
31,268		40,535	28,241		14,569	24,966	34,329	42,063
19,810,678		40,963,939	7,690		187,071	23,347	5,729,309	–
5,408,226		17,578,170	–		1,441,793	7,698,523	43,847,521	5,260,000
19,751		259,445	9,713		34,458	162,357	244,333	100,861
22,214		51,480	–		–	–	–	–
132,520		153,575	12,199		13,029	124,754	200,716	145,993
10,170		11,976	6,016		6,094	9,041	11,164	12,602
48,624		56,218	2,445		3,572	19,759	53,939	60,692
19,105		24,869	1,418		6,086	16,901	34,942	37,952
81,661		101,779	6,530		27,749	47,143	100,746	77,932
7,892		22,076	–		–	–	–	–
25,592,109		59,343,558	74,252		1,734,421	8,126,791	50,256,999	5,738,095

264,421,496		422,421,130	13,762,080		15,128,852	111,574,806	279,941,441	284,928,498
518,183		62,524	25,376		(92,758)	329,456	112,873	(352,408)
12,956,012		(4,462,940)	(1,587,251)		159,558	20,636,054	17,041,513	25,084,557

15,145,734		(1,293,110)	79,409		1,930,096	79,184,338	53,467,670	140,631,794
–		–	–		–	–	–	–
(55,369)		(103,389)	–		–	–	–	–
2,373		–	261		–	–	–	–
–		–	–		–	–	–	–
$292,988,429		$416,624,215	$12,279,875		$17,125,748	$211,724,654	$350,563,497	$450,292,441

$236,780,610		$273,620,422	$11,827,095		$16,907,875	$93,915,993	$255,055,664	$290,531,526
17,973,739		26,322,891	1,325,230		1,161,539	5,183,473	13,714,952	14,229,088
$13.17		$10.39	$8.92		$14.56	$18.12	$18.60	$20.42
$13.94		$10.88	$9.44		$15.41	$19.17	$19.68	$21.61
$56,207,819		$143,003,793	$452,780		$217,873	$117,808,661	$95,507,833	$159,760,915
4,273,904		13,757,031	51,033		14,316	6,116,859	4,429,886	6,571,293
$13.15		$10.39	$8.87		$15.22	$19.26	$21.56	$24.31

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of April 30, 2015 (unaudited)	Partner Mid Cap Value Fund	Mid Cap Stock Fund	Partner Worldwide Allocation Fund	Large Cap Growth Fund
Assets
Investments at cost	$168,381,383	$718,153,596	$790,241,033	$535,062,095
Investments in securities at value	184,004,867	911,827,959	845,411,275	624,691,687
Investments in affiliates at value	4,919,620	78,571,817	20,765,635	36,763,344
Investments at Value	188,924,487	990,399,776	866,176,910	661,455,031

Cash	–	–	3,136,951 (a)	–
Initial margin deposit on open future contracts	–	–	347,920	–
Dividends and interest receivable	54,798	340,429	6,045,783	334,976
Prepaid expenses	13,305	27,641	35,270	22,588
Receivable for investments sold	1,533,859	–	8,639,052	–
Receivable for fund shares sold	28,739	135,923	121,012	593,562
Unrealized gain on forward contracts	–	–	411,414	–
Receivable for expense reimbursements	5,900	–	33,185	12,991
Receivable for variation margin	–	–	443,406	–
Total Assets	190,561,088	990,903,769	885,390,903	662,419,148

Liabilities
Distributions payable	–	–	–	–
Accrued expenses	19,828	51,055	146,478	33,923
Payable for investments purchased	2,678,286	609,796	9,125,498	–
Payable upon return of collateral for securities loaned	–	27,290,300	7,889,436	–
Payable for fund shares redeemed	32,871	161,103	133,488	198,081
Unrealized loss on forward contracts	–	–	781,769	–
Payable for variation margin	–	–	489,536	108,360
Payable for investment advisory fees	117,003	529,434	611,722	401,834
Payable for administrative fees	8,641	20,267	18,570	15,638
Payable for distribution fees	6,263	143,226	37,004	41,489
Payable for transfer agent fees	7,990	63,163	31,370	29,191
Payable for trustee deferred compensation	30,766	199,882	138,608	95,095
Mortgage dollar roll deferred revenue	–	–	–	–
Total Liabilities	2,901,648	29,068,226	19,403,479	923,611

Net Assets
Capital stock (beneficial interest)	155,142,717	664,720,177	837,236,850	508,711,897
Accumulated undistributed net investment income/(loss)	480,486	290,211	5,534,431	(219,436)
Accumulated undistributed net realized gain/(loss)	11,493,133	24,578,975	(52,350,205)	27,022,042
Net unrealized appreciation/(depreciation) on:
Investments	20,543,104	272,246,180	75,935,877	126,392,936
Futures contracts	–	–	(28,844)	(405,734)
Foreign currency forward contracts	–	–	(370,355)	–
Foreign currency transactions	–	–	29,670	(6,168)
Total Net Assets	$187,659,440	$961,835,543	$865,987,424	$661,495,537

Class A Share Capital	$30,161,901	$686,327,526	$181,316,300	$201,923,302
Shares of beneficial interest outstanding (Class A)	2,152,737	31,536,333	17,536,842	23,475,959
Net asset value per share	$14.01	$21.76	$10.34	$8.60
Maximum public offering price	$14.83	$23.03	$10.94	$9.10
Institutional Class Share Capital	$157,497,539	$275,508,017	$684,671,124	$459,572,235
Shares of beneficial interest outstanding (Institutional Class)	11,179,373	11,571,097	65,887,145	49,393,970
Net asset value per share	$14.09	$23.81	$10.39	$9.30

(a)	Includes foreign currency holdings of $3,062,993 (cost $3,054,700).
(b)	Includes foreign currency holdings of $1,376,487 (cost $1,358,927).

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Large Cap Value Fund	Large Cap Stock Fund	High Yield Fund	Income Fund	Municipal Bond Fund	Government Bond Fund	Limited Maturity Bond Fund

$641,046,195	$1,493,113,081	$811,841,736	$866,788,544	$1,435,805,429	$113,408,673	$848,300,364
819,443,597	1,643,440,973	748,259,353	818,878,071	1,558,587,260	106,328,018	806,061,372
45,779,015	232,587,486	70,219,588	73,046,778	–	9,669,429	46,025,582
865,222,612	1,876,028,459	818,478,941	891,924,849	1,558,587,260	115,997,447	852,086,954

–	1,376,487 (b)	–	–	2,165,997	–	–
–	–	–	–	–	–	–
971,559	2,925,081	11,717,391	7,888,382	21,028,023	465,468	2,622,138
33,645	44,940	30,406	36,609	39,220	20,702	41,715
11,712,176	10,035,873	4,624,594	15,529,750	–	380,680	12,421,041
798,546	324,297	319,632	344,018	265,297	62,950	1,640,728
–	–	–	–	–	–	–
–	–	–	–	–	2,547	–
–	1,762,770	–	116,295	–	4,625	147,600
878,738,538	1,892,497,907	835,170,964	915,839,903	1,582,085,797	116,934,419	868,960,176

–	–	728,994	190,747	674,487	1,264	25,863
35,643	145,904	55,048	47,119	76,265	15,883	55,670
12,090,613	156,161	6,528,320	44,237,645	2,062,555	6,737,029	40,059,286
16,646,825	65,294,626	51,049,124	16,816,525	–	512,500	1,617,680
651,058	394,538	493,069	518,179	1,747,799	137,617	1,062,950
–	–	–	–	–	–	–
–	2,653,558	–	85,500	–	–	–
310,755	842,618	242,787	239,672	517,619	35,945	196,671
18,264	32,839	17,263	18,538	29,283	7,451	18,034
50,492	337,203	107,538	82,691	303,178	1,591	38,276
28,707	136,327	36,669	29,976	42,943	4,587	33,951
125,877	583,301	129,515	142,310	272,909	13,314	112,254
–	–	–	14,813	–	3,576	14,252
29,958,234	70,577,075	59,388,327	62,423,715	5,727,038	7,470,757	43,234,887

596,755,481	1,343,591,295	809,087,685	825,086,217	1,464,672,637	106,300,101	826,645,668
3,329,658	5,603,160	(1,508)	(105,739)	34,963	(5,541)	81,611
24,518,748	95,594,032	(39,940,745)	4,793,478	(11,130,672)	571,791	(4,386,290)

224,176,417	382,915,378	6,637,205	25,136,305	122,781,831	2,588,774	3,786,590
–	(5,735,236)	–	(1,494,073)	–	8,537	(402,290)
–	–	–	–	–	–	–
–	(47,797)	–	–	–	–	–
$848,780,304	$1,821,920,832	$775,782,637	$853,416,188	$1,576,358,759	$109,463,662	$825,725,289

$247,259,756	$1,637,478,540	$525,275,951	$399,708,584	$1,468,451,759	$15,651,505	$372,950,186
11,943,318	61,307,762	105,333,441	43,010,982	126,258,825	1,534,414	29,870,027
$20.70	$26.71	$4.99	$9.29	$11.63	$10.20	$12.49
$21.90	$28.26	$5.23	$9.73	$12.18	$10.41	$12.49
$601,520,548	$184,442,292	$250,506,686	$453,707,604	$107,907,000	$93,812,157	$452,775,103
28,894,898	6,854,255	50,203,321	48,860,809	9,277,816	9,194,853	36,271,083
$20.82	$26.91	$4.99	$9.29	$11.63	$10.20	$12.48

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of April 30, 2015 (unaudited)	Money Market Fund
Assets
Investments at cost	$424,675,831
Investments in securities at value	424,675,831
Investments at Value	424,675,8311
Cash	35,368
Dividends and interest receivable	139,955
Prepaid expenses	46,361
Receivable for fund shares sold	1,415,542
Receivable for expense reimbursements	256,286
Total Assets	426,569,343

Liabilities
Accrued expenses	68,132
Payable for investments purchased	5,200,709
Payable for fund shares redeemed	1,775,827
Payable for investment advisory fees	173,976
Payable for administrative fees	12,096
Payable for distribution fees	42,857
Payable for transfer agent fees	44,821
Total Liabilities	7,318,418

Net Assets
Capital stock (beneficial interest)	419,250,517
Accumulated undistributed net investment income/(loss)	–
Accumulated undistributed net realized gain/(loss)	408
Total Net Assets	$419,250,925

Class A Share Capital	$412,612,586
Shares of beneficial interest outstanding (Class A)	412,612,179
Net asset value per share	$1.00
Maximum public offering price	$1.00
Institutional Class Share Capital	$6,638,339
Shares of beneficial interest outstanding (Institutional Class)	6,638,336
Net asset value per share	$1.00

[1]	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this statement.

THIS PAGE INTENTIONALLY LEFT BLANK

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS

For the six months ended April 30, 2015 (unaudited)	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Investment Income
Dividends	$1,811,979	$3,303,547	$2,690,536	$938,389
Taxable interest	241,126	3,079,272	5,209,202	3,482,898
Income from mortgage dollar rolls	84,451	469,600	904,801	941,277
Income from securities loaned	1,247	4,317	5,966	2,669
Income from affiliated investments	4,557,394	12,861,847	12,414,379	4,413,578
Foreign tax withholding	(19,305)	(48,214)	(40,569)	(10,939)
Total Investment Income	6,676,892	19,670,369	21,184,315	9,767,872

Expenses
Adviser fees	1,710,488	3,504,219	3,196,276	1,486,166
Sub-Adviser fees	–	–	–	–
Administrative service fees	109,090	207,507	197,941	104,336
Audit and legal fees	14,257	17,657	17,349	14,126
Custody fees	27,641	65,966	62,705	31,647
Distribution expenses Class A	878,564	2,222,359	2,122,922	913,252
Insurance expenses	4,046	6,694	6,473	3,996
Printing and postage expenses Class A	101,233	197,716	156,365	63,500
Printing and postage expenses Institutional Class	213	217	276	202
SEC and state registration expenses	36,837	53,925	57,811	32,683
Transfer agent fees Class A	422,224	820,361	615,326	236,839
Transfer agent fees Institutional Class	114	162	412	425
Trustees’ fees	9,667	16,509	16,349	10,414
Other expenses	8,717	30,804	29,459	21,587
Total Expenses Before Reimbursement	3,323,091	7,144,096	6,479,664	2,919,173
Less:
Reimbursement from adviser	–	–	–	–
Total Net Expenses	3,323,091	7,144,096	6,479,664	2,919,173

Net Investment Income/(Loss)	3,353,801	12,526,273	14,704,651	6,848,699
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	13,994,128	23,155,968	18,090,315	7,751,809
Affiliated investments	(6,894)	80,004	(2,645)	161,505
Distributions of realized capital gains from affiliated investments	21,099,438	46,529,959	30,350,431	7,542,563
Futures contracts	5,756,544	20,266,938	18,764,078	6,199,077
Foreign currency and forward contract transactions	109,204	193,755	141,454	51,619
Swap agreements	–	(13,848)	5,821	52,510
Change in net unrealized appreciation/(depreciation) on:
Investments	946,027	(448,090)	(1,328,818)	(2,399,641)
Affiliated investments	(4,033,298)	(10,402,777)	(6,325,094)	(2,027,655)
Futures contracts	28,348	(6,294,851)	(6,859,094)	(1,614,999)
Foreign currency transactions	(13,345)	(20,982)	(14,393)	(4,752)
Swap agreements	–	(96,387)	7,070	(9,543)
Net Realized and Unrealized Gains/(Losses)	37,880,152	72,949,689	52,829,125	15,702,493

Net Increase/(Decrease) in Net Assets Resulting From Operations	$41,233,953	$85,475,962	$67,533,776	$22,551,192

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS – CONTINUED

Balanced Income Plus Fund	Opportunity Income Plus Fund	Partner Emerging Markets Equity Fund	Partner Small Cap Growth Fund	Partner Small Cap Value Fund	Small Cap Stock Fund	Mid Cap Growth Fund

$2,085,655	$979,831	$145,646	$35,865	$2,355,673	$2,034,438	$1,513,041
2,508,415	7,283,614	22	97	421	633	827
171,429	488,268	–	–	–	–	–
10,873	11,754	–	12,043	43,476	143,399	2,054
7,576	15,125	65	175	1,589	2,631	5,372
(39,824)	–	(16,678)	(211)	(1,763)	(36,395)	(10,944)
4,744,124	8,778,592	129,055	47,969	2,399,396	2,144,706	1,510,350

774,453	878,505	31,024	79,645	110,687	1,183,177	872,444
–	–	42,868	–	662,961	–	–
60,579	70,461	36,119	36,608	55,090	66,684	75,780
12,597	12,952	20,086	12,805	13,601	13,905	14,178
17,381	15,217	35,180	5,347	14,936	7,543	9,566
283,356	335,409	14,787	21,827	119,079	320,669	350,306
2,712	2,923	2,119	2,454	2,799	2,989	3,195
29,989	36,756	2,389	4,957	17,905	48,904	54,180
170	7,875	52	265	4,716	213	7,135
21,767	31,228	15,023	14,045	17,184	17,242	21,131
126,792	164,713	9,003	35,961	106,486	255,735	273,199
327	49,738	110	167	13,521	405	43,887
9,395	11,267	3,156	3,959	7,889	11,342	12,125
16,064	17,109	7,760	4,462	5,012	6,022	4,970
1,355,582	1,634,153	219,676	222,502	1,151,866	1,934,830	1,742,096

–	(110,617)	(118,876)	(107,815)	–	–	–
1,355,582	1,523,536	100,800	114,687	1,151,866	1,934,830	1,742,096

3,388,542	7,255,056	28,255	(66,718)	1,247,530	209,876	(231,746)

13,493,558	479,928	(1,141,980)	184,482	20,675,656	17,042,794	25,291,694
–	–	–	–	–	–	–
3	1	–	–	–	–	1
394,889	800,860	–	–	–	–	–
4,816	–	(8,733)	–	196	(295)	–
–	–	–	–	–	–	–

(6,277,050)	(319,435)	554,206	1,181,689	(18,327,067)	(3,954,765)	19,563,327
–	–	–	–	–	–	–
(126,136)	(124,247)	–	–	–	–	–
2,740	–	705	–	–	(38)	–
–	–	–	–	–	–	–
7,492,820	837,107	(595,802)	1,366,171	2,348,785	13,087,696	44,855,022

$10,881,362	$8,092,163	$(567,547)	$1,299,453	$3,596,315	$13,297,572	$44,623,276

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended April 30, 2015 (unaudited)	Partner Mid Cap Value Fund	Mid Cap Stock Fund	Partner Worldwide Allocation Fund	Large Cap Growth Fund
Investment Income
Dividends	$1,350,362	$5,188,133	$11,389,924	$2,736,198
Taxable interest	327	1,819	2,527,365	(1,891)
Tax-Exempt interest	–	–	–	–
Income from mortgage dollar rolls	–	–	–	–
Income from securities loaned	–	79,646	6,827	303
Income from affiliated investments	1,997	13,639	4,161	11,512
Foreign tax withholding	–	–	(1,094,950)	(31,523)
Total Investment Income	1,352,686	5,283,237	12,833,327	2,714,599

Expenses
Adviser fees	256,870	3,135,409	1,683,908	2,247,020
Sub-Adviser fees	423,981	–	1,874,136	–
Administrative service fees	51,490	121,246	109,720	90,069
Audit and legal fees	13,352	15,774	41,939	13,376
Custody fees	14,429	12,664	284,166	8,592
Distribution expenses Class A	35,319	850,422	217,867	236,783
Insurance expenses	2,517	4,625	4,313	3,368
Printing and postage expenses Class A	6,699	93,219	44,960	39,195
Printing and postage expenses Institutional Class	407	787	2,007	3,823
SEC and state registration expenses	15,099	27,745	26,751	39,607
Transfer agent fees Class A	45,975	422,387	241,566	205,529
Transfer agent fees Institutional Class	1,082	3,880	3,002	37,347
Trustees’ fees	6,583	23,043	19,742	14,355
Other expenses	4,477	7,695	42,915	6,162
Total Expenses Before Reimbursement	878,280	4,718,896	4,596,992	2,945,226
Less:
Reimbursement from adviser	(34,194)	–	(180,564)	(101,043)
Total Net Expenses	844,086	4,718,896	4,416,428	2,844,183

Net Investment Income/(Loss)	508,600	564,341	8,416,899	(129,584)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	11,929,251	24,600,974	(1,855,638)	25,428,577
Distributions of realized capital gains from affiliated investments	–	2	–	1
Futures contracts	–	–	24,353	3,103,010
Foreign currency and forward contract transactions	–	–	988,373	35,836
Swap agreements	–	–	–	–
Change in net unrealized appreciation/(depreciation) on:
Investments	(2,503,347)	16,045,541	36,609,694	2,873,511
Futures contracts	–	–	(49,514)	140,578
Foreign currency forward contracts	–	–	(596,118)	–
Foreign currency transactions	–	–	154,822	(3,256)
Net Realized and Unrealized Gains/(Losses)	9,425,904	40,646,517	35,275,972	31,578,257

Net Increase/(Decrease) in Net Assets Resulting From Operations	$9,934,504	$41,210,858	$43,692,871	$31,448,673

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS – CONTINUED

Large Cap Value Fund	Large Cap Stock Fund	High Yield Fund	Income Fund	Municipal Bond Fund	Government Bond Fund	Limited Maturity Bond Fund

$8,162,318	$18,453,040	$250,301	$529,415	$–	$–	$180,691
1,495	(18,960)	23,782,697	15,878,174	168,356	692,956	7,291,042
–	–	–	–	32,170,117	–	–
–	–	–	338,717	–	74,813	310,703
17,305	211,782	96,625	34,493	–	2,051	5,515
6,813	47,066	9,443	12,549	–	2,624	14,360
(71,329)	(601,220)	–	–	–	–	–
8,116,602	18,091,708	24,139,066	16,793,348	32,338,473	772,444	7,802,311

1,822,303	4,950,364	1,459,730	1,414,151	3,091,335	211,980	1,189,837
–	–	–	–	–	–	–
108,569	194,600	104,341	110,581	176,147	44,626	109,513
14,251	18,381	14,181	14,352	16,583	11,943	14,304
9,599	107,299	9,851	14,395	17,977	4,266	17,959
297,472	1,976,448	648,830	495,979	1,815,065	8,985	228,417
4,124	6,712	4,100	4,172	5,840	2,350	4,271
33,928	232,104	64,030	49,540	81,682	3,728	60,392
7,193	296	10,649	4,464	2,887	205	9,542
30,433	40,587	29,191	32,318	40,056	14,032	51,705
187,662	1,033,403	250,504	199,370	271,610	26,836	217,356
45,332	759	66,118	27,778	18,259	287	60,751
18,853	46,793	18,600	19,783	35,374	3,411	18,546
7,155	16,935	16,300	16,880	48,932	6,773	20,354
2,586,874	8,624,681	2,696,425	2,403,763	5,621,747	339,422	2,002,947

–	–	–	–	–	(15,471)	–
2,586,874	8,624,681	2,696,425	2,403,763	5,621,747	323,951	2,002,947

5,529,728	9,467,027	21,442,641	14,389,585	26,716,726	448,493	5,799,364

24,664,275	65,719,396	(4,639,202)	7,229,159	236,875	502,142	1,391,777
1	4	1	1	–	1	1
–	30,255,717	–	476,782	–	78,440	(1,778,464)
–	307,111	–	–	–	–	–
–	–	376,433	–	–	–	–

9,056,703	1,029,486	(5,190,509)	(2,724,840)	(7,101,899)	1,310,753	3,263,143
–	(351,280)	–	(1,367,509)	–	8,537	258,919
–	–	–	–	–	–	–
–	(24,629)	–	–	–	–	–
33,720,979	96,935,805	(9,453,277)	3,613,593	(6,865,024)	1,899,873	3,135,376

$39,250,707	$106,402,832	$11,989,364	$18,003,178	$19,851,702	$2,348,366	$8,934,740

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended April 30, 2015 (unaudited)	Money Market Fund
Investment Income
Dividends	$15,666
Taxable interest	382,875
Total Investment Income	398,541

Expenses
Adviser fees	1,053,534
Administrative service fees	73,283
Audit and legal fees	12,709
Custody fees	13,499
Distribution expenses Class A	259,453
Insurance expenses	3,251
Printing and postage expenses Class A	124,620
Printing and postage expenses Institutional Class	234
SEC and state registration expenses	51,571
Transfer agent fees Class A	368,093
Transfer agent fees Institutional Class	636
Trustees’ fees	9,216
Other expenses	8,068
Total Expenses Before Reimbursement	1,978,167
Less:
Reimbursement from adviser	(1,579,626)
Total Net Expenses	398,541

Net Investment Income/(Loss)	—
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	408
Net Realized and Unrealized Gains/(Losses)	408

Net Increase/(Decrease) in Net Assets Resulting From Operations	$408

The accompanying Notes to Financial Statements are an integral part of this statement.

THIS PAGE INTENTIONALLY LEFT BLANK

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
For the periods ended	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014
Operations
Net investment income/(loss)	$3,353,801	$2,684,168	$12,526,273	$15,611,555
Net realized gains/(losses)	40,952,420	62,631,391	90,212,776	89,768,329
Change in net unrealized appreciation/(depreciation)	(3,072,268)	1,951,227	(17,263,087)	36,166,245
Net Change in Net Assets Resulting From Operations	41,233,953	67,266,786	85,475,962	141,546,129
Distributions to Shareholders
From net investment income Class A	(3,667,967)	(4,806,424)	(19,351,593)	(18,478,712)
From net investment income Institutional Class	(1,006,360)	(1,093,793)	(1,721,944)	(1,621,868)
Total From Net Investment Income	(4,674,327)	(5,900,217)	(21,073,537)	(20,100,580)
From net realized gains Class A	(47,727,584)	(23,324,492)	(74,364,014)	(51,681,360)
From net realized gains Institutional Class	(7,609,788)	(3,602,729)	(5,030,910)	(3,552,646)
Total From Net Realized Gains	(55,337,372)	(26,927,221)	(79,394,924)	(55,234,006)
Total Distributions to Shareholders	(60,011,699)	(32,827,438)	(100,468,461)	(75,334,586)
Capital Stock Transactions

Class A
Sold	48,476,894	80,847,050	114,767,166	203,534,933
Distributions reinvested	51,331,129	28,108,547	93,483,710	69,954,044
Redeemed	(29,892,495)	(63,308,597)	(83,137,416)	(147,562,776)
Total Class A Capital Stock Transactions	69,915,528	45,647,000	125,113,460	125,926,201

Institutional Class
Sold	8,171,522	21,530,951	7,440,635	20,583,578
Distributions reinvested	8,616,144	4,696,519	6,751,598	5,172,711
Redeemed	(7,722,682)	(13,480,582)	(6,760,210)	(17,404,664)
Total Institutional Class Capital Stock Transactions	9,064,984	12,746,888	7,432,023	8,351,625
Capital Stock Transactions	78,980,512	58,393,888	132,545,483	134,277,826

Net Increase/(Decrease) in Net Assets	60,202,766	92,833,236	117,552,984	200,489,369
Net Assets, Beginning of Period	799,842,887	707,009,651	1,866,935,247	1,666,445,878
Net Assets, End of Period	$860,045,653	$799,842,887	$1,984,488,231	$1,866,935,247
Accumulated Undistributed Net Investment Income/(Loss)	$(1,908,452)	$(587,926)	$(2,186,461)	$6,360,803

Capital Stock Share Transactions

Class A shares
Sold	3,416,251	5,658,305	8,285,363	14,778,681
Distributions reinvested	3,753,268	2,056,759	6,924,665	5,266,611
Redeemed	(2,112,595)	(4,422,249)	(5,998,753)	(10,694,718)
Total Class A shares	5,056,924	3,292,815	9,211,275	9,350,574

Institutional Class shares
Sold	578,497	1,494,618	535,128	1,479,954
Distributions reinvested	623,696	339,999	495,813	386,100
Redeemed	(542,395)	(934,697)	(483,134)	(1,247,499)
Total Institutional Class shares	659,798	899,920	547,807	618,555

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Moderate Allocation Fund		Moderately Conservative Allocation Fund		Balanced Income Plus Fund		Opportunity Income Plus Fund
4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014

$14,704,651	$22,287,591	$6,848,699	$12,380,282	$3,388,542	$4,749,583	$7,255,056	$11,358,867
67,349,454	62,560,142	21,759,083	20,075,905	13,893,266	12,003,182	1,280,789	2,458,944
(14,520,329)	33,991,233	(6,056,590)	10,059,661	(6,400,446)	791,919	(443,682)	(1,134,896)
67,533,776	118,838,966	22,551,192	42,515,848	10,881,362	17,544,684	8,092,163	12,682,915

(15,585,217)	(24,407,533)	(7,263,084)	(12,772,354)	(2,375,788)	(3,219,071)	(4,892,551)	(8,314,037)
(1,046,318)	(1,495,196)	(379,359)	(665,555)	(681,846)	(1,150,336)	(2,362,500)	(3,058,052)
(16,631,535)	(25,902,729)	(7,642,443)	(13,437,909)	(3,057,634)	(4,369,407)	(7,255,051)	(11,372,089)
(53,981,872)	(38,605,041)	(15,836,610)	(14,970,639)	(10,119,356)	(18,145,078)	–	–
(2,945,410)	(1,893,402)	(701,253)	(646,072)	(2,477,501)	(5,847,754)	–	–
(56,927,282)	(40,498,443)	(16,537,863)	(15,616,711)	(12,596,857)	(23,992,832)	–	–
(73,558,817)	(66,401,172)	(24,180,306)	(29,054,620)	(15,654,491)	(28,362,239)	(7,255,051)	(11,372,089)

96,733,104	199,263,548	40,844,372	85,781,969	18,495,231	60,943,414	20,384,353	72,325,455
69,181,582	62,589,168	22,909,465	27,495,954	12,273,737	20,980,745	4,438,818	7,499,269
(86,496,322)	(169,169,132)	(45,390,208)	(96,020,081)	(12,274,739)	(19,460,728)	(22,761,555)	(38,126,980)
79,418,364	92,683,584	18,363,629	17,257,842	18,494,229	62,463,431	2,061,616	41,697,744

13,240,020	20,514,794	3,549,114	5,792,806	876,381	1,361,032	37,654,312	101,695,367
3,959,000	3,350,959	1,077,359	1,302,072	3,173,568	6,982,159	2,305,602	2,971,104
(5,076,129)	(12,672,206)	(2,865,202)	(7,042,510)	(1,825,528)	(5,359,841)	(10,344,614)	(16,798,837)
12,122,891	11,193,547	1,761,271	52,368	2,224,421	2,983,350	29,615,300	87,867,634
91,541,255	103,877,131	20,124,900	17,310,210	20,718,650	65,446,781	31,676,916	129,565,378

85,516,214	156,314,925	18,495,786	30,771,438	15,945,521	54,629,226	32,514,028	130,876,204
1,772,779,258	1,616,464,333	763,709,393	732,937,955	277,042,908	222,413,682	384,110,187	253,233,983
$1,858,295,472	$1,772,779,258	$782,205,179	$763,709,393	$292,988,429	$277,042,908	$416,624,215	$384,110,187
$(1,195,866)	$731,018	$(260,348)	$533,396	$518,183	$187,275	$62,524	$62,519

7,401,465	15,363,790	3,381,216	7,149,045	1,405,767	4,558,822	1,971,507	6,941,658
5,403,747	4,945,198	1,926,938	2,333,146	957,320	1,640,856	429,207	721,418
(6,617,210)	(13,023,385)	(3,759,788)	(8,004,868)	(932,274)	(1,459,524)	(2,202,522)	(3,672,071)
6,188,002	7,285,603	1,548,366	1,477,323	1,430,813	4,740,154	198,192	3,991,005

1,011,421	1,577,450	294,481	481,104	66,407	102,608	3,639,026	9,831,331
308,289	263,493	90,320	110,000	247,672	546,710	222,887	285,502
(387,771)	(969,883)	(238,329)	(585,801)	(139,131)	(401,395)	(1,001,103)	(1,623,003)
931,939	871,060	146,472	5,303	174,948	247,923	2,860,810	8,493,830

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Partner Emerging Markets Equity Fund		Partner Small Cap Growth Fund
For the periods ended	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014
Operations
Net investment income/(loss)	$28,255	$195,483	$(66,718)	$(1,022,395)
Net realized gains/(losses)	(1,150,713)	(352,394)	184,482	44,506,196
Change in net unrealized appreciation/(depreciation)	554,911	(1,223,195)	1,181,689	(42,447,852)
Net Change in Net Assets Resulting From Operations	(567,547)	(1,380,106)	1,299,453	1,035,949
Distributions to Shareholders
From net investment income Class A	(171,330)	(143,213)	–	–
From net investment income Institutional Class	(12,050)	(13,647)	–	–
Total From Net Investment Income	(183,380)	(156,860)	–	–
From net realized gains Class A	–	–	(1,794,781)	(3,684,592)
From net realized gains Institutional Class	–	–	(23,724)	(19,611,554)
Total From Net Realized Gains	–	–	(1,818,505)	(23,296,146)
Total Distributions to Shareholders	(183,380)	(156,860)	(1,818,505)	(23,296,146)
Capital Stock Transactions

Class A
Sold	1,266,911	2,098,128	2,169,269	5,291,831
Distributions reinvested	170,774	142,696	1,729,544	3,601,161
Redeemed	(1,654,897)	(2,667,214)	(3,714,396)	(3,538,068)
In-kind redemptions	–	–	–	(11,519,768)
Total Class A Capital Stock Transactions	(217,212)	(426,390)	184,417	(6,164,844)

Institutional Class
Sold	19,376	20,762	6,800	144,892
Distributions reinvested	12,050	13,647	23,718	19,611,546
Redeemed	(105,533)	(371,383)	(45,613)	(38,621)
In-kind redemptions	–	–	–	(145,979,362)
Total Institutional Class Capital Stock Transactions	(74,107)	(336,974)	(15,095)	(126,261,545)
Capital Stock Transactions	(291,319)	(763,364)	169,322	(132,426,389)

Net Increase/(Decrease) in Net Assets	(1,042,246)	(2,300,330)	(349,730)	(154,686,586)
Net Assets, Beginning of Period	13,322,121	15,622,451	17,475,478	172,162,064
Net Assets, End of Period	$12,279,875	$13,322,121	$17,125,748	$17,475,478
Accumulated Undistributed Net Investment Income/(Loss)	$25,376	$180,501	$(92,758)	$(26,040)

Capital Stock Share Transactions

Class A shares
Sold	142,569	209,685	149,540	350,319
Distributions reinvested	19,653	14,059	128,020	248,699
Redeemed	(186,668)	(267,212)	(255,733)	(239,312)
In-kind redemptions	–	–	–	(748,037)
Total Class A shares	(24,446)	(43,468)	21,827	(388,331)

Institutional Class shares
Sold	2,183	2,127	430	9,217
Distributions reinvested	1,396	1,345	1,681	1,305,695
Redeemed	(11,970)	(36,679)	(2,960)	(2,483)
In-kind redemptions	–	–	–	(9,615,989)
Total Institutional Class shares	(8,391)	(33,207)	(849)	(8,303,560)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Partner Small Cap Value Fund		Small Cap Stock Fund		Mid Cap Growth Fund		Partner Mid Cap Value Fund
4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014

$1,247,530	$1,843,771	$209,876	$(97,817)	$(231,746)	$(319,902)	$508,600	$1,003,316
20,675,852	35,017,366	17,042,499	39,112,128	25,291,695	43,811,462	11,929,251	23,890,351
(18,327,067)	(21,116,579)	(3,954,803)	(7,574,769)	19,563,327	(4,974,334)	(2,503,347)	(2,014,131)
3,596,315	15,744,558	13,297,572	31,439,542	44,623,276	38,517,226	9,934,504	22,879,536

(507,510)	–	–	–	–	–	(45,092)	(70,898)
(1,097,372)	(659,633)	–	–	–	–	(786,081)	(675,426)
(1,604,882)	(659,633)	–	–	–	–	(831,173)	(746,324)
(14,309,482)	(2,847,524)	(28,063,939)	(1,983,524)	(27,940,746)	(33,389,609)	(3,311,940)	(5,781,954)
(17,404,781)	(5,006,964)	(8,677,622)	(551,563)	(14,928,873)	(16,960,868)	(18,379,878)	(23,808,582)
(31,714,263)	(7,854,488)	(36,741,561)	(2,535,087)	(42,869,619)	(50,350,477)	(21,691,818)	(29,590,536)
(33,319,145)	(8,514,121)	(36,741,561)	(2,535,087)	(42,869,619)	(50,350,477)	(22,522,991)	(30,336,860)

3,762,011	8,673,584	5,688,226	10,621,358	8,046,822	10,700,814	4,503,980	4,808,635
14,630,535	2,822,433	27,858,967	1,969,702	27,600,159	32,996,677	3,310,305	5,789,477
(7,204,540)	(13,654,034)	(19,874,774)	(29,681,741)	(14,071,690)	(29,980,172)	(2,416,144)	(4,065,941)
–	–	–	–	–	–	–	(8,795,826)
11,188,006	(2,158,017)	13,672,419	(17,090,681)	21,575,291	13,717,319	5,398,141	(2,263,655)

2,582,634	21,017,159	2,214,604	5,416,212	6,822,424	14,778,688	782,149	349,685
18,492,860	5,665,438	8,601,863	545,887	14,835,949	16,884,519	19,165,954	24,483,999
(47,767,737)	(49,355,559)	(1,111,224)	(2,891,606)	(31,584,339)	(16,450,035)	(364,936)	(541,414)
–	–	–	–	–	–	–	–
(26,692,243)	(22,672,962)	9,705,243	3,070,493	(9,925,966)	15,213,172	19,583,167	24,292,270
(15,504,237)	(24,830,979)	23,377,662	(14,020,188)	11,649,325	28,930,491	24,981,308	22,028,615

(45,227,067)	(17,600,542)	(66,327)	14,884,267	13,402,982	17,097,240	12,392,821	14,571,291
256,951,721	274,552,263	350,629,824	335,745,557	436,889,459	419,792,219	175,266,619	160,695,328
$211,724,654	$256,951,721	$350,563,497	$350,629,824	$450,292,441	$436,889,459	$187,659,440	$175,266,619
$329,456	$686,808	$112,873	$(97,003)	$(352,408)	$(120,662)	$480,486	$803,059

201,273	414,962	304,852	548,495	399,167	537,849	321,191	327,298
817,351	138,898	1,565,974	105,378	1,444,232	1,754,209	244,755	432,511
(388,589)	(653,730)	(1,069,596)	(1,536,133)	(698,968)	(1,503,344)	(169,413)	(279,882)
–	–	–	–	–	–	–	(633,249)
630,035	(99,870)	801,230	(882,260)	1,144,431	788,714	396,533	(153,322)

125,856	955,877	103,044	244,664	285,469	637,712	55,506	23,896
969,589	263,331	417,769	25,729	653,025	770,983	1,405,786	1,818,711
(2,179,505)	(2,248,201)	(51,460)	(132,064)	(1,305,765)	(710,248)	(26,065)	(37,402)
–	–	–	–	–	–	–	–
(1,084,060)	(1,028,993)	469,353	138,329	(367,271)	698,447	1,435,227	1,805,205

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Mid Cap Stock Fund		Partner Worldwide Allocation Fund
For the periods ended	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014
Operations
Net investment income/(loss)	$564,341	$4,105,869	$8,416,899	$16,584,681
Net realized gains/(losses)	24,600,976	128,307,292	(842,912)	52,942,648
Change in net unrealized appreciation/(depreciation)	16,045,541	8,668,049	36,118,884	(72,387,620)
Net Change in Net Assets Resulting From Operations	41,210,858	141,081,210	43,692,871	(2,860,291)
Distributions to Shareholders
From net investment income Class A	(1,522,843)	–	(3,444,161)	(3,036,760)
From net investment income Institutional Class	(1,521,511)	(1,030,040)	(15,490,719)	(13,766,689)
Total From Net Investment Income	(3,044,354)	(1,030,040)	(18,934,880)	(16,803,449)
From net realized gains Class A	(75,530,082)	–	–	–
From net realized gains Institutional Class	(27,337,807)	–	–	–
Total From Net Realized Gains	(102,867,889)	–	–	–
Total Distributions to Shareholders	(105,912,243)	(1,030,040)	(18,934,880)	(16,803,449)
Capital Stock Transactions

Class A
Sold	15,757,034	24,470,926	8,669,900	19,155,874
Distributions reinvested	76,263,516	–	3,389,798	2,990,535
Redeemed	(36,013,192)	(66,650,007)	(14,339,815)	(21,057,688)
Total Class A Capital Stock Transactions	56,007,358	(42,179,081)	(2,280,117)	1,088,721

Institutional Class
Sold	3,364,624	11,738,572	1,072,407	40,952,542
Distributions reinvested	28,744,076	1,025,398	15,410,048	13,708,356
Redeemed	(3,804,453)	(83,800,453)	(3,048,368)	(59,145,656)
Total Institutional Class Capital Stock Transactions	28,304,247	(71,036,483)	13,434,087	(4,484,758)
Capital Stock Transactions	84,311,605	(113,215,564)	11,153,970	(3,396,037)

Net Increase/(Decrease) in Net Assets	19,610,220	26,835,606	35,911,961	(23,059,777)
Net Assets, Beginning of Period	942,225,323	915,389,717	830,075,463	853,135,240
Net Assets, End of Period	$961,835,543	$942,225,323	$865,987,424	$830,075,463
Accumulated Undistributed Net Investment Income/(Loss)	$290,211	$2,770,224	$5,534,431	$16,052,412

Capital Stock Share Transactions

Class A shares
Sold	720,216	1,092,657	871,739	1,860,355
Distributions reinvested	3,653,853	–	352,737	291,760
Redeemed	(1,641,375)	(2,979,200)	(1,450,172)	(2,041,616)
Total Class A shares	2,732,694	(1,886,543)	(225,696)	110,499

Institutional Class shares
Sold	139,757	488,893	108,894	3,879,636
Distributions reinvested	1,255,645	44,103	1,598,553	1,332,202
Redeemed	(160,109)	(3,325,855)	(305,454)	(5,543,699)
Total Institutional Class shares	1,235,293	(2,792,859)	1,401,993	(331,861)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Large Cap Growth Fund		Large Cap Value Fund		Large Cap Stock Fund		High Yield Fund
4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014

$(129,584)	$25,271	$5,529,728	$10,139,234	$9,467,027	$15,571,973	$21,442,641	$44,994,698
28,567,424	48,892,199	24,664,276	45,998,513	96,282,228	164,739,852	(4,262,768)	9,849,883
3,010,833	27,847,560	9,056,703	34,310,755	653,577	9,361,757	(5,190,509)	(17,659,038)
31,448,673	76,765,030	39,250,707	90,448,502	106,402,832	189,673,582	11,989,364	37,185,543

–	(79,236)	(2,222,529)	(1,977,572)	(14,720,739)	(6,268,961)	(14,263,203)	(30,537,625)
(13,643)	(1,057,522)	(7,640,908)	(6,786,427)	(2,349,319)	(1,586,063)	(7,083,796)	(14,633,598)
(13,643)	(1,136,758)	(9,863,437)	(8,763,999)	(17,070,058)	(7,855,024)	(21,346,999)	(45,171,223)
(3,062,286)	–	(8,028,586)	–	(132,446,097)	(138,540,203)	–	–
(6,375,893)	–	(19,057,649)	–	(14,476,717)	(17,159,773)	–	–
(9,438,179)	–	(27,086,235)	–	(146,922,814)	(155,699,976)	–	–
(9,451,822)	(1,136,758)	(36,949,672)	(8,763,999)	(163,992,872)	(163,555,000)	(21,346,999)	(45,171,223)

19,443,134	21,233,691	13,568,661	23,523,468	30,201,781	41,209,016	19,067,299	53,000,114
3,019,873	78,226	9,980,449	1,925,974	145,125,972	142,400,267	10,278,339	22,121,205
(11,043,116)	(21,310,295)	(14,389,780)	(26,771,050)	(80,047,686)	(168,560,029)	(37,799,181)	(69,655,325)
11,419,891	1,622	9,159,330	(1,321,608)	95,280,067	15,049,254	(8,453,543)	5,465,994

106,062,586	4,146,962	29,965,321	54,954,267	504,743	3,950,581	39,161,754	38,981,387
6,373,950	1,051,557	26,566,722	6,764,529	16,737,878	18,652,382	6,662,690	14,249,742
(6,184,796)	(2,857,236)	(18,368,443)	(66,480,255)	(1,200,627)	(44,908,170)	(38,562,561)	(45,037,614)
106,251,740	2,341,283	38,163,600	(4,761,459)	16,041,994	(22,305,207)	7,261,883	8,193,515
117,671,631	2,342,905	47,322,930	(6,083,067)	111,322,061	(7,255,953)	(1,191,660)	13,659,509

139,668,482	77,971,177	49,623,965	75,601,436	53,732,021	18,862,629	(10,549,295)	5,673,829
521,827,055	443,855,878	799,156,339	723,554,903	1,768,188,811	1,749,326,182	786,331,932	780,658,103
$661,495,537	$521,827,055	$848,780,304	$799,156,339	$1,821,920,832	$1,768,188,811	$775,782,637	$786,331,932
$(219,436)	$(76,209)	$3,329,658	$7,663,367	$5,603,160	$13,206,191	$(1,508)	$(97,150)

2,319,965	2,748,186	669,645	1,198,577	1,154,883	1,525,975	3,858,852	10,344,996
372,349	10,417	496,679	99,843	5,760,220	5,618,149	2,078,798	4,324,814
(1,317,371)	(2,755,946)	(705,196)	(1,354,948)	(3,050,834)	(6,221,856)	(7,663,137)	(13,613,988)
1,374,943	2,657	461,128	(56,528)	3,864,269	922,268	(1,725,487)	1,055,822

11,579,888	500,198	1,463,488	2,778,169	19,017	145,997	7,876,417	7,607,073
727,595	130,304	1,311,602	349,407	658,152	728,490	1,346,008	2,784,408
(680,071)	(339,594)	(896,354)	(3,285,113)	(45,655)	(1,599,571)	(7,802,836)	(8,825,955)
11,627,412	290,908	1,878,736	(157,537)	631,514	(725,084)	1,419,589	1,565,526

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Income Fund
For the periods ended	4/30/2015 (unaudited)	10/31/2014
Operations
Net investment income/(loss)	$14,389,585	$30,055,181
Net realized gains/(losses)	7,705,942	14,365,460
Change in net unrealized appreciation/(depreciation)	(4,092,349)	3,472,669
Net Change in Net Assets Resulting From Operations	18,003,178	47,893,310
Distributions to Shareholders
From net investment income Class A	(6,487,438)	(14,043,704)
From net investment income Institutional Class	(7,901,995)	(15,906,315)
Total From Net Investment Income	(14,389,433)	(29,950,019)
From net realized gains Class A	(1,808,136)	–
From net realized gains Institutional Class	(1,939,607)	–
Total From Net Realized Gains	(3,747,743)	–
Total Distributions to Shareholders	(18,137,176)	(29,950,019)
Capital Stock Transactions

Class A
Sold	16,383,583	23,661,650
Distributions reinvested	7,197,383	12,045,540
Redeemed	(24,365,001)	(63,555,320)
Total Class A Capital Stock Transactions	(784,035)	(27,848,130)

Institutional Class
Sold	38,778,644	80,664,707
Distributions reinvested	9,626,748	15,580,951
Redeemed	(32,744,470)	(70,453,105)
Total Institutional Class Capital Stock Transactions	15,660,922	25,792,553
Capital Stock Transactions	14,876,887	(2,055,577)

Net Increase/(Decrease) in Net Assets	14,742,889	15,887,714
Net Assets, Beginning of Period	838,673,299	822,785,585
Net Assets, End of Period	$853,416,188	$838,673,299
Accumulated Undistributed Net Investment Income/(Loss)	$(105,739)	$(105,891)

Capital Stock Share Transactions

Class A shares
Sold	1,760,709	2,561,686
Distributions reinvested	774,321	1,306,237
Redeemed	(2,620,740)	(6,918,699)
Total Class A shares	(85,710)	(3,050,776)

Institutional Class shares
Sold	4,171,914	8,750,066
Distributions reinvested	1,036,180	1,689,886
Redeemed	(3,528,156)	(7,670,204)
Total Institutional Class shares	1,679,938	2,769,748

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Municipal Bond Fund		Government Bond Fund		Limited Maturity Bond Fund		Money Market Fund
4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014	4/30/2015 (unaudited)	10/31/2014

$26,716,726	$54,192,406	$448,493	$1,421,065	$5,799,364	$13,520,655	$–	$(12,823)
236,875	(3,057,599)	580,583	299,149	(386,686)	(4,159,967)	408	12,823
(7,101,899)	67,579,342	1,319,290	1,123,062	3,522,062	2,658,115	–	–
19,851,702	118,714,149	2,348,366	2,843,276	8,934,740	12,018,803	408	–

(24,841,613)	(50,580,657)	(40,619)	(143,364)	(2,337,924)	(5,436,026)	–	–
(1,875,113)	(3,559,297)	(407,874)	(1,277,701)	(3,467,899)	(7,817,543)	–	–
(26,716,726)	(54,139,954)	(448,493)	(1,421,065)	(5,805,823)	(13,253,569)	–	–
–	–	(39,437)	(155,198)	–	(2,334,163)	–	–
–	–	(254,474)	(1,073,256)	–	(2,665,218)	–	–
–	–	(293,911)	(1,228,454)	–	(4,999,381)	–	–
(26,716,726)	(54,139,954)	(742,404)	(2,649,519)	(5,805,823)	(18,252,950)	–	–

73,215,920	125,492,609	3,066,460	5,451,092	103,347,239	152,227,958	292,793,233	568,621,646
20,869,274	42,300,943	77,869	291,613	2,224,815	7,522,091	–	–
(65,550,265)	(179,255,251)	(1,767,207)	(4,669,500)	(94,245,653)	(212,224,232)	(302,926,989)	(614,890,853)
28,534,929	(11,461,699)	1,377,122	1,073,205	11,326,401	(52,474,183)	(10,133,756)	(46,269,207)

21,015,432	29,156,015	7,768,270	5,009,256	45,507,691	112,052,848	1,849,932	3,837,409
1,722,424	3,274,181	657,548	2,333,993	3,444,194	10,342,968	–	–
(11,583,079)	(31,016,566)	(4,718,863)	(13,849,761)	(65,179,350)	(99,888,669)	(1,433,571)	(4,147,378)
11,154,777	1,413,630	3,706,955	(6,506,512)	(16,227,465)	22,507,147	416,361	(309,969)
39,689,706	(10,048,069)	5,084,077	(5,433,307)	(4,901,064)	(29,967,036)	(9,717,395)	(46,579,176)

32,824,682	54,526,126	6,690,039	(5,239,550)	(1,772,147)	(36,201,183)	(9,716,987)	(46,579,176)
1,543,534,077	1,489,007,951	102,773,623	108,013,173	827,497,436	863,698,619	428,967,912	475,547,088
$1,576,358,759	$1,543,534,077	$109,463,662	$102,773,623	$825,725,289	$827,497,436	$419,250,925	$428,967,912
$34,963	$34,963	$(5,541)	$(5,541)	$81,611	$88,070	$–	$–

6,241,025	10,934,515	301,609	547,101	8,299,705	12,207,434	292,793,232	568,621,644
1,779,190	3,704,883	7,692	29,595	178,500	603,987	–	–
(5,589,145)	(15,796,787)	(174,139)	(470,500)	(7,566,771)	(17,016,609)	(302,926,989)	(614,890,852)
2,431,070	(1,157,389)	135,162	106,196	911,434	(4,205,188)	(10,133,757)	(46,269,208)

1,794,035	2,550,119	763,946	500,356	3,657,519	8,985,136	1,849,932	3,837,409
146,830	286,698	64,838	236,480	276,407	830,627	–	–
(988,971)	(2,726,484)	(463,686)	(1,396,827)	(5,237,600)	(8,013,762)	(1,433,571)	(4,147,378)
951,894	110,333	365,098	(659,991)	(1,303,674)	1,802,001	416,361	(309,969)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into twenty-six separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation funds, four income plus funds, twelve equity funds, five fixed-income funds and one money market fund. Thrivent Natural Resources Fund, Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.

The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 - Financial Services - Investment Companies.

(A) Share Classes – As of April 30, 2015, the Trust includes two classes of shares: Class A and Institutional Class. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 5.50% for equity funds and 4.50% for fixed-income funds, although some of the fixed-income funds have reduced 12b-1 fees and either a lower or no front-end sales load. Institutional Class shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. All 26 Funds of the Trust offer Class A and Institutional Class shares.

(B) Other – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

Foreign Income Taxes – Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 30, 2015, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2011 through

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

2014. Additionally, as of April 30, 2015, the tax year ended October 31, 2010 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of April 30, 2015, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(E) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

For certain securities, including real estate investment trusts, the Trust records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Trust adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/ loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Distributions to Shareholders – Dividend and capital gain distributions are recorded on the ex-dividend date. With the exception of Money Market Fund, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.

Fund	Dividends Declared	Dividends Paid
Aggressive Allocation	Annually	Annually
Moderately Aggressive Allocation	Annually	Annually
Moderate Allocation	Quarterly	Quarterly
Moderately Conservative Allocation	Quarterly	Quarterly
Balanced Income Plus	Quarterly	Quarterly
Opportunity Income Plus	Daily	Monthly
Partner Emerging Markets Equity	Annually	Annually
Partner Small Cap Growth	Annually	Annually
Partner Small Cap Value	Annually	Annually
Small Cap Stock	Annually	Annually
Mid Cap Growth	Annually	Annually
Partner Mid Cap Value	Annually	Annually
Mid Cap Stock	Annually	Annually
Partner Worldwide Allocation	Annually	Annually
Large Cap Growth	Annually	Annually
Large Cap Value	Annually	Annually
Large Cap Stock	Annually	Annually
High Yield	Daily	Monthly
Income	Daily	Monthly
Municipal Bond	Daily	Monthly
Government Bond	Daily	Monthly
Limited Maturity Bond	Daily	Monthly
Money Market*	Daily	Monthly

*	Dividends are net of any short-term realized gains or losses on the sale of securities.

(G) Derivative Financial Instruments – Each of the Funds, with the exception of Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Funds, with the exception of Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, with the exception of Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – All Funds, with the exception of Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral pledged. The actual amounts of collateral may be greater than amounts presented in the tables.

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Non-Cash Collateral Received	Net Amount
Aggressive Allocation
Futures Contracts	2,219,173	–	2,219,173	2,109,389	–	–	109,784	(*)
Moderately Aggressive Allocation
Futures Contracts	2,686,982	–	2,686,982	2,686,982	–	–	–
Swap Credit Contracts	74,129	–	74,129	14,176	–	–	59,953	(†)
Moderate Allocation
Futures Contracts	1,842,481	–	1,842,481	1,805,526	–	–	36,955	(*)
Swap Credit Contracts	14,115	–	14,115	4,658	–	–	9,457	(†)
Moderately Conservative Allocation
Futures Contracts	308,741	–	308,741	308,741	–	–	–
Balanced Income Plus
Futures Contracts	17,905	–	17,905	17,905	–	–	–
Opportunity Income Plus
Futures Contracts	44,919	–	44,919	44,919	–	–	–
Partner Worldwide Allocation
Futures Contracts	443,406	–	443,406	443,406	–	–	–
Exchange Contracts	411,414	–	411,414	347,301	–	–	64,113	(‡)
Large Cap Stock
Futures Contracts	1,762,770	–	1,762,770	1,762,770	–	–	–
Income
Futures Contracts	116,295	–	116,295	85,500	–	–	30,795	(*)
Government Bond
Futures Contracts	4,625	–	4,625	–	–	–	4,625	(*)
Limited Maturity Bond
Futures Contracts	147,600	–	147,600	–	–	–	147,600	(*)

(*)	Net futures amount represents the net amount receivable from the counterparty in the event of a default.
(†)	Net swap credit contracts amount represents the net amount receivable from the counterparty in the event of a default.
(‡)	Net exchange contract amount represents the net amount receivable from the counterparty in the event of a default.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in our Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Aggressive Allocation
Futures Contracts	2,109,389	–	2,109,389	2,109,389	–	–	–
Securities Lending	205,570	–	205,570	190,564	–	–	15,006	^
Moderately Aggressive Allocation
Futures Contracts	2,916,105	–	2,916,105	2,686,982	–	229,123	–
Securities Lending	2,006,139	–	2,006,139	2,006,139	–	–	–
Swap Credit Contracts	14,176	–	14,176	14,176	–	–	–
Moderate Allocation
Futures Contracts	1,805,526	–	1,805,526	1,805,526	–	–	–
Securities Lending	2,004,387	–	2,004,387	2,004,387	–	–	–
Swap Credit Contracts	4,658	–	4,658	4,658	–	–	–
Moderately Conservative Allocation
Futures Contracts	413,551	–	413,551	308,741	–	104,810	–
Securities Lending	467,204	–	467,204	467,204	–	–	–
Balanced Income Plus
Futures Contracts	22,214	–	22,214	17,905	–	4,309	–
Securities Lending	5,408,226	–	5,408,226	5,361,191	–	–	47,035	^
Opportunity Income Plus
Futures Contracts	51,480	–	51,480	44,919	–	6,561	–
Securities Lending	17,578,170	–	17,578,170	17,158,187	–	–	419,983	^
Partner Small Cap Growth
Securities Lending	1,441,793	–	1,441,793	1,387,273	–	–	54,520	^
Partner Small Cap Value
Securities Lending	7,698,523	–	7,698,523	7,532,718	–	–	165,805	^
Small Cap Stock
Securities Lending	43,847,521	–	43,847,521	42,201,639	–	–	1,645,882	^
Mid Cap Growth
Securities Lending	5,260,000	–	5,260,000	5,119,413	–	–	140,587	^
Mid Cap Stock
Securities Lending	27,290,300	–	27,290,300	26,571,672	–	–	718,628	^
Partner Worldwide Allocation
Futures Contracts	489,536	–	489,536	443,406	–	46,130	–
Exchange Contracts	781,769	–	781,769	347,301	–	–	434,468	#
Securities Lending	7,889,436	–	7,889,436	7,675,774	–	–	213,662	^
Large Cap Growth
Futures Contracts	108,360	–	108,360	–	–	108,360	–
Large Cap Value
Securities Lending	16,646,825	–	16,646,825	16,300,330	–	–	346,495	^
Large Cap Stock
Futures Contracts	2,653,558	–	2,653,558	1,762,770	–	890,788	–
Securities Lending	65,294,626	–	65,294,626	62,996,359	–	–	2,298,267	^
High Yield
Securities Lending	51,049,124	–	51,049,124	48,990,129	–	–	2,058,995	^
Income
Futures Contracts	85,500	–	85,500	85,500	–	–	–
Securities Lending	16,816,525	–	16,816,525	16,343,668	–	–	472,857	^
Government Bond
Securities Lending	512,500	–	512,500	501,123	–	–	11,377	^
Limited Maturity Bond
Securities Lending	1,617,680	–	1,617,680	1,570,884	–	–	46,796	^

**	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
^	Net securities lending amounts represent the net amount payable from the counterparty in the event of a default.
#	Net exchange contract amounts represent the net amount payable from the counterparty in the event of a default.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

(H) Mortgage Dollar Roll Transactions – Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to post or receive margin - depending on market movements - on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(I) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

As of April 30, 2015, the value of securities on loan is as follows:

Fund	Securities on Loan
Aggressive Allocation	$190,564
Moderately Aggressive Allocation	2,089,177
Moderate Allocation	2,077,949
Moderately Conservative Allocation	630,239
Balanced Income Plus	5,361,191
Opportunity Income Plus	17,158,187
Partner Small Cap Growth	1,387,273
Partner Small Cap Value	7,532,718
Small Cap Stock	42,201,639
Mid Cap Growth	5,119,413
Mid Cap Stock	26,571,672
Partner Worldwide Allocation	7,675,774
Large Cap Value	16,300,330
Large Cap Stock	62,996,359
High Yield	48,990,129
Income	16,343,668
Government Bond	501,123
Limited Maturity Bond	1,570,884

(J) When-Issued and Delayed Delivery Transactions – Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(K) Treasury Inflation Protected Securities – Each Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(L) Repurchase Agreements – Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended April 30, 2015, none of the Funds engaged in these types of investments.

(M) Equity-Linked Structured Securities – Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.

(N) Stripped Securities – Certain Funds may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

(O) Credit Risk – The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(P) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(Q) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(R) Loss Contingencies – High Yield Fund and Thrivent Income Fund are defendants in an adversary action filed on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company, formerly known as General Motors Corporation (GM), against prior and current holders of term loan debt of GM. The suit seeks to determine whether GM’s term loan facility was secured at the time it entered bankruptcy. High Yield Fund at one time held term loans in an original principal amount of at least $4,723,994 and, if the plaintiffs are successful, it is reasonably possible that the Fund will be required to make payments in some amount. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss cannot be reasonably estimated. Thrivent Income Fund is named as a defendant in this action, but we do not expect that the Fund’s assets will be subject to a loss contingency.

(S) Litigation – Awards from class action litigation are recorded as realized gains on the payment date.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

(T) In-kind Redemptions – During the year ended October 31, 2014, the Thrivent Asset Allocation Funds, as the shareholders of the underlying funds of Thrivent Mutual Funds, Inc., (the “underlying fund”), redeemed their shares in-kind (“in-kind redemption”) of Thrivent Partner Small Cap Growth Fund (the “underlying fund”). The underlying fund distributed fund securities and cash as payment for the redemption of these fund shares. For financial reporting purposes, the underlying fund recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying fund as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying fund. These in-kind transactions were conducted at market value. The transactions were as follows:

	Underlying Fund	Underlying Shares Redeemed	Date	In-kind Amount	Realized Gain/ (Loss)
Aggressive Allocation Fund	Partner Small Cap Growth	3,871,291	9/29/2014	$58,769,679	$5,914,868
Moderately Aggressive Allocation Fund	Partner Small Cap Growth	3,462,250	9/29/2014	$52,560,077	$12,227,004
Moderate Allocation Fund	Partner Small Cap Growth	2,282,448	9/29/2014	$34,649,606	$6,525,180

During the year ended October 31, 2014, Thrivent Financial for Lutherans redeemed their shares in-kind (“in-kind redemption”) of Thrivent Partner Mid Cap Value Fund and Thrivent Partner Small Cap Growth Fund (the “underlying funds”). The underlying funds distributed fund securities and cash as payment for the redemption of these fund shares. For financial reporting purposes, the underlying funds recognize gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying funds as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying funds. These in-kind transactions were conducted at market value. The transactions were as follows:

	Underlying Fund	Underlying Shares Redeemed	Date	In-kind Amount	Realized Gain/(Loss)
Thrivent Financial for Lutherans	Partner Mid Cap Value	633,249	1/8/2014	$8,795,826	$2,285,789
Thrivent Financial for Lutherans	Partner Small Cap Growth	748,037	1/15/2014	$11,519,768	$4,068,066

(U) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.

The four Asset Allocation Funds – Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund and Moderately Conservative Allocation Fund – pay investment advisory fees for asset allocation services. In addition, for investments (other than underlying Thrivent Funds) held directly by the Asset Allocation Funds, each Asset Allocation Fund will pay an additional advisory fee. The annual rates of fees as a percentage of average daily net assets under the Investment Advisory Agreement are as follows:

Fund (M – Millions)	$0 to $500M	Over $500 to $2,000M	Over $2,000 to $5,000M	Over $5,000 to $10,000M	Over $10,000M
Aggressive Allocation	0.150%	0.125%	0.100%	0.075%	0.050%
Aggressive Allocation – Direct Holdings	0.600%	0.600%	0.600%	0.600%	0.600%
Moderately Aggressive Allocation	0.150%	0.125%	0.100%	0.075%	0.050%
Moderately Aggressive Allocation – Direct Holdings	0.550%	0.550%	0.550%	0.550%	0.550%

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

Fund (M – Millions)	$0 to $500M	Over $500 to $2,000M	Over $2,000 to $5,000M	Over $5,000 to $10,000M	Over $10,000M
Moderate Allocation	0.150%	0.125%	0.100%	0.075%	0.050%
Moderate Allocation – Direct Holdings	0.500%	0.500%	0.500%	0.500%	0.500%
Moderately Conservative Allocation	0.150%	0.125%	0.100%	0.075%	0.050%
Moderately Conservative Allocation – Direct Holdings	0.450%	0.450%	0.450%	0.450%	0.450%

For all other Funds, the annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M – Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Balanced Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.450%	0.425%
Opportunity Income Plus	0.450%	0.450%	0.450%	0.450%	0.450%	0.400%	0.400%	0.375%	0.375%	0.350%	0.325%
Partner Emerging Markets Equity	1.200%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%
Partner Small Cap Growth	0.900%	0.900%	0.900%	0.900%	0.900%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%
Partner Small Cap Value	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Small Cap Stock	0.700%	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.550%	0.525%
Mid Cap Growth	0.450%	0.450%	0.400%	0.400%	0.350%	0.300%	0.300%	0.250%	0.250%	0.250%	0.250%
Partner Mid Cap Value	0.750%	0.750%	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Mid Cap Stock	0.700%	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.550%	0.525%
Partner Worldwide Allocation	0.900%	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.800%	0.800%	0.800%	0.800%
Large Cap Growth	0.750%	0.750%	0.750%	0.750%	0.750%	0.700%	0.700%	0.650%	0.650%	0.600%	0.575%
Large Cap Value	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.650%	0.575%	0.575%	0.500%	0.475%	0.450%	0.425%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.350%	0.350%	0.300%	0.300%	0.300%	0.300%
Income	0.350%	0.350%	0.350%	0.350%	0.350%	0.325%	0.325%	0.300%	0.300%	0.300%	0.300%
Municipal Bond	0.450%	0.450%	0.450%	0.450%	0.450%	0.400%	0.400%	0.350%	0.350%	0.325%	0.300%
Government Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%
Limited Maturity Bond	0.300%	0.300%	0.300%	0.300%	0.300%	0.275%	0.275%	0.250%	0.250%	0.250%	0.250%
Money Market	0.500%	0.500%	0.500%	0.500%	0.500%	0.400%	0.350%	0.325%	0.325%	0.300%	0.275%

(B) Sub-Adviser Fees – The following subadviser fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.

Partner Emerging Markets Equity Fund

Until February 26, 2015, the Adviser paid DuPont Capital Management Corporation (“DuPont Capital”) an annual subadvisory fee for the performance of subadvisory services. The fee payable for DuPont Capital was equal to 0.72% of the first $50 million of average daily net assets and 0.68% for assets over $50 million. The Adviser has entered into subadvisory agreements for the performance of subadvisory services with Aberdeen Asset Managers Limited (“Aberdeen”) which began managing Partner Emerging Markets Equity Fund on February 26, 2015. The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets, 0.72% for the next $50 million and 0.68% for assets over $100 million. Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Worldwide Allocation Portfolio were included in determining breakpoints for the assets managed by DuPont Capital. Thrivent Partner Emerging Markets Equity Portfolio, Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Worldwide Allocation Portfolio are included in determining breakpoints for the assets managed by Aberdeen.

Partner Small Cap Value Fund

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for performance of subadvisory services. The fee payable is equal to 0.60% of average daily net assets.

Partner Mid Cap Value Fund

The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) for the performance of subadvisory services. The fee payable is equal to 0.50% of the first $200 million of average daily net assets and 0.45% for assets over $200 million. Thrivent Partner Mid Cap Value Portfolio is included in determining breakpoints for the assets managed by GSAM.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

Partner Worldwide Allocation Fund

Effective February 26, 2015, the Adviser terminated the subadvisory agreements with DuPont Capital. The Adviser has entered into subadvisory agreements with Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”) and GSAM for the performance of subadvisory services.

The fee payable for Mercator is equal to 0.75% of the first $25 million of average daily net assets, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by Mercator.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by Principal.

Until February 26, 2015, the fee payable for DuPont Capital was equal to 0.72% of the first $50 million of average daily net assets and 0.68% of average daily net assets over $50 million. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Equity Fund were included in determining breakpoints for the assets managed by Dupont Capital.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner Emerging Markets Equity Fund, and Thrivent Partner Emerging Markets Equity Portfolio are included in determining breakpoints for the assets managed by Aberdeen.

The fee payable for GSAM for managing the emerging markets debt portion is equal to 0.50% of the first $200 million of average daily net assets, 0.45% of the next $200 million and 0.40% of average daily net assets over $400 million. The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets; and 0.54% of average daily net assets in excess of $250 million. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by GSAM.

(C) Expense Reimbursements – For the period ended April 30, 2015, the following contractual expense reimbursements, as a percentage of net assets, were in effect:

Fund	Class A	Institutional Class	Expiration Date
Money Market*	0.20%	0.10%	2/28/2016

*

Thrivent Asset Management has voluntarily agreed to reimburse certain class-specific and fund level expenses of Thrivent Money Market Fund to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.

For the period ended April 30, 2015, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Institutional Class	Expiration Date
Opportunity Income Plus	0.85%	N/A	2/28/2016
Partner Emerging Markets Equity	1.65%	1.32%	2/28/2016
Partner Small Cap Growth	1.30%	1.00%	2/28/2016
Partner Mid Cap Value	1.25%	N/A	2/28/2016
Partner Worldwide Allocation	1.40%	N/A	2/28/2016
Large Cap Growth	1.20%	N/A	2/28/2016
Government Bond	0.90%	N/A	2/28/2016

Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

Each equity, hybrid and fixed income fund may invest cash in High Yield Fund, Money Market Fund and Thrivent Cash Management Trust, subject to certain limitations. During the six months ended April 30, 2015, no Funds invested in High Yield Fund. During the six months ended April 30, 2015, no funds invested in Money Market Fund. During the six months ended April 30, 2015, all funds except Municipal Bond Fund and Money Market Fund invested in Thrivent Cash Management Trust. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to the advisory fee that is charged to the equity, hybrid or fixed income fund for its investment in High Yield Fund, Money Market Fund or Thrivent Cash Management Trust.

(D) Distribution Plan – Thrivent Investment Management, Inc. (“Thrivent Investment Mgt.”) is the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares have a Rule 12b-1 fee of up to 0.25% (up to 0.125% for Government Bond Fund, Limited Maturity Bond Fund and Money Market Fund) of average net assets.

(E) Sales Charges and Other Fees – For the six months ended April 30, 2015, Thrivent Investment Mgt. received $6,993,828 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. For the

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

six months ended April 30, 2015, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $2,314,379 from the Trust.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide the Funds with transfer agent services. For the six months ended April 30, 2015, Thrivent Investor Services received $7,115,737 for transfer agent services from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The deferred fee liability, included in accrued expenses in the Statement of Assets and Liabilities, is unsecured.

Those Trustees not participating in the above plan received $126,025 in fees from the Trust for the six months ended April 30, 2015. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Trust.

(F) Indirect Expenses – Some Funds invest in other mutual funds. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 30, 2015, the tax-basis balance has not yet been determined.

At October 31, 2014, the following Funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration Year
Opportunity Income Plus	$5,268,250	2017

	$5,268,250

Partner Emerging Markets Equity	$373,415	Unlimited

Partner Worldwide Allocation	43,252,169	2016
	6,799,658	2017

	$50,051,827

Large Cap Growth	1,041,797	2015
	1,041,797	2016

	$2,083,594

High Yield	5,236,142	2016
	30,243,630	2017

	$35,479,772

Municipal Bond	$11,093,148	Unlimited

Limited Maturity Bond	$3,671,706	Unlimited

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code. Unlimited capital loss carryovers will be utilized before capital loss carryovers with expiration dates.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended April 30, 2015, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Aggressive Allocation	$151,637	$104,713
Moderately Aggressive Allocation	297,130	211,674
Moderate Allocation	242,663	210,947
Moderately Conservative Allocation	102,900	109,903
Balanced Income Plus	153,167	131,720
Opportunity Income Plus	94,903	76,619
Partner Emerging Markets Equity	12,926	13,457
Partner Small Cap Growth	3,477	5,247
Partner Small Cap Value	27,087	69,804
Small Cap Stock	77,628	87,572
Mid Cap Growth	77,099	112,124
Partner Mid Cap Value	91,210	86,395
Mid Cap Stock	84,003	114,406
Partner Worldwide Allocation	257,128	265,883
Large Cap Growth	286,457	186,837
Large Cap Value	87,919	76,655
Large Cap Stock	365,112	514,309
High Yield	142,482	134,056
Income	165,848	167,341
Municipal Bond	87,104	51,539
Government Bond	4,686	7,084
Limited Maturity Bond	134,588	171,503

Purchases and sales of U.S. Government securities were:

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

	In thousands
Fund	Purchases	Sales
Aggressive Allocation	$45,507	$45,221
Moderately Aggressive Allocation	239,964	234,341
Moderate Allocation	498,824	495,626
Moderately Conservative Allocation	489,303	486,813
Balanced Income Plus	90,144	90,733
Opportunity Income Plus	243,771	245,788
Partner Worldwide Allocation	16,828	10,563
Income	178,841	177,247
Government Bond	80,680	75,124
Limited Maturity Bond	306,040	264,327

(B) Investments in Restricted Securities – Certain Funds may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 30, 2015, the following Funds held restricted securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Moderately Aggressive Allocation	28	0.30%
Moderate Allocation	28	0.46%
Moderately Conservative Allocation	28	0.92%
Balanced Income Plus	4	0.42%
Opportunity Income Plus	6	0.87%
Partner Worldwide Allocation	16	0.67%
High Yield	13	4.24%
Income	2	0.37%
Municipal Bond	1	0.22%
Limited Maturity Bond	33	9.23%

The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Fund invests primarily in high-yielding fixed-income securities. Each of the other Funds, except Money Market Fund, may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities (e.g., junk bonds) are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

(E) Written Option Contracts – During the six months ended April 30, 2015, none of the Funds engaged in these types of investments.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

(7) RELATED PARTY TRANSACTIONS

As of April 30, 2015, related parties (other than the Thrivent Asset Allocation Funds) held the following shares in excess of 5% of Thrivent Mutual Funds:

Fund	Shares	Percent of Fund’s Outstanding Shares
Opportunity Income Plus	2,624,821	6.5%
Partner Emerging Markets Equity	753,000	54.7%
Partner Worldwide Allocation	10,983,937	13.2%
Government Bond	3,381,737	31.5%

As of April 30, 2015, retirement plans sponsored by Thrivent Financial for Lutherans held the following shares in excess of 5% of Thrivent Mutual Funds:

Fund	Shares	Percent of Fund’s Outstanding Shares
Aggressive Allocation	8,051,394	13.5%
Moderately Aggressive Allocation	8,720,099	6.2%
Balanced Income Plus	4,005,239	18.0%
Income	6,231,525	6.8%

(8) MONEY MARKET FUND REGULATORY REFORM

On July 23, 2014, the Securities and Exchange Commission adopted amendments to Rule 2a-7, which governs money market funds. The majority of the amendments, except for certain disclosure enhancements, will not take effect until 2016. The amendments are being made to address potential systemic risks associated with money markets and to improve transparency for money market fund investors. At this time, management is evaluating the impact of the amendments,

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

(unaudited)

including potential effects on the structure, operations and return potential of Thrivent Money Market Fund.

(9) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

THIS PAGE INTENTIONALLY LEFT BLANK

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	$14.77	$0.06	$0.62	$0.68	$(0.07)	$(1.02)
Year Ended 10/31/2014	14.15	0.05	1.21	1.26	(0.10)	(0.54)
Year Ended 10/31/2013	11.54	0.07	2.73	2.80	(0.09)	(0.10)
Year Ended 10/31/2012	10.70	0.04	0.85	0.89	(0.05)	–
Year Ended 10/31/2011	10.35	0.07	0.33	0.40	(0.05)	–
Year Ended 10/31/2010	8.81	0.06	1.55	1.61	(0.07)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	14.90	0.08	0.65	0.73	(0.13)	(1.02)
Year Ended 10/31/2014	14.27	0.10	1.23	1.33	(0.16)	(0.54)
Year Ended 10/31/2013	11.64	0.12	2.75	2.87	(0.14)	(0.10)
Year Ended 10/31/2012	10.78	0.09	0.86	0.95	(0.09)	–
Year Ended 10/31/2011	10.43	0.11	0.33	0.44	(0.09)	–
Year Ended 10/31/2010	8.87	0.09	1.56	1.65	(0.09)	–
MODERATELY AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	14.17	0.09	0.52	0.61	(0.15)	(0.60)
Year Ended 10/31/2014	13.69	0.12	0.97	1.09	(0.16)	(0.45)
Year Ended 10/31/2013	11.64	0.15	2.16	2.31	(0.17)	(0.09)
Year Ended 10/31/2012	10.83	0.11	0.84	0.95	(0.14)	–
Year Ended 10/31/2011	10.65	0.16	0.17	0.33	(0.15)	–
Year Ended 10/31/2010	9.25	0.16	1.39	1.55	(0.15)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	14.29	0.11	0.53	0.64	(0.20)	(0.60)
Year Ended 10/31/2014	13.79	0.17	0.98	1.15	(0.20)	(0.45)
Year Ended 10/31/2013	11.73	0.20	2.17	2.37	(0.22)	(0.09)
Year Ended 10/31/2012	10.92	0.16	0.83	0.99	(0.18)	–
Year Ended 10/31/2011	10.72	0.20	0.18	0.38	(0.18)	–
Year Ended 10/31/2010	9.31	0.20	1.39	1.59	(0.18)	–
MODERATE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	13.26	0.10	0.39	0.49	(0.12)	(0.43)
Year Ended 10/31/2014	12.88	0.17	0.73	0.90	(0.20)	(0.32)
Year Ended 10/31/2013	11.55	0.18	1.48	1.66	(0.19)	(0.14)
Year Ended 10/31/2012	10.80	0.16	0.77	0.93	(0.17)	(0.01)
Year Ended 10/31/2011	10.67	0.22	0.13	0.35	(0.22)	–
Year Ended 10/31/2010	9.46	0.23	1.20	1.43	(0.22)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	13.29	0.12	0.39	0.51	(0.14)	(0.43)
Year Ended 10/31/2014	12.91	0.21	0.73	0.94	(0.24)	(0.32)
Year Ended 10/31/2013	11.57	0.22	1.49	1.71	(0.23)	(0.14)
Year Ended 10/31/2012	10.82	0.20	0.77	0.97	(0.21)	(0.01)
Year Ended 10/31/2011	10.69	0.26	0.13	0.39	(0.26)	–
Year Ended 10/31/2010	9.48	0.26	1.20	1.46	(0.25)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(1.09)	$14.36	5.04%	$741.4	0.87%	0.77%	0.87%	0.77%	20%
(0.64)	14.77	9.34%	687.6	0.81%	0.30%	0.81%	0.30%	51%
(0.19)	14.15	24.64%	612.4	0.81%	0.52%	0.82%	0.51%	44%
(0.05)	11.54	8.42%	494.3	0.82%	0.33%	0.86%	0.29%	66%
(0.05)	10.70	3.87%	462.1	0.75%	0.64%	0.89%	0.51%	72%
(0.07)	10.35	18.29%	435.5	0.70%	0.57%	0.90%	0.37%	52%

(1.15)	14.48	5.32%	118.6	0.47%	1.16%	0.47%	1.16%	20%
(0.70)	14.90	9.73%	112.3	0.41%	0.70%	0.41%	0.70%	51%
(0.24)	14.27	25.11%	94.6	0.40%	0.96%	0.40%	0.96%	44%
(0.09)	11.64	8.94%	81.2	0.42%	0.73%	0.42%	0.73%	66%
(0.09)	10.78	4.16%	80.0	0.40%	1.01%	0.41%	1.00%	72%
(0.09)	10.43	18.73%	73.7	0.35%	0.94%	0.39%	0.90%	52%

(0.75)	14.03	4.57%	1,857.9	0.78%	1.30%	0.78%	1.30%	25%
(0.61)	14.17	8.29%	1,746.7	0.76%	0.85%	0.76%	0.85%	61%
(0.26)	13.69	20.28%	1,558.9	0.72%	1.15%	0.74%	1.13%	51%
(0.14)	11.64	8.92%	1,268.2	0.77%	0.99%	0.77%	0.99%	78%
(0.15)	10.83	3.06%	1,168.6	0.70%	1.44%	0.75%	1.39%	58%
(0.15)	10.65	16.92%	1,085.3	0.62%	1.60%	0.75%	1.47%	39%

(0.80)	14.13	4.75%	126.6	0.41%	1.65%	0.41%	1.65%	25%
(0.65)	14.29	8.73%	120.3	0.39%	1.22%	0.39%	1.22%	61%
(0.31)	13.79	20.66%	107.5	0.35%	1.50%	0.35%	1.50%	51%
(0.18)	11.73	9.29%	90.2	0.37%	1.39%	0.37%	1.39%	78%
(0.18)	10.92	3.55%	85.1	0.32%	1.82%	0.33%	1.81%	58%
(0.18)	10.72	17.24%	79.5	0.28%	1.94%	0.31%	1.92%	39%

(0.55)	13.20	3.81%	1,757.4	0.74%	1.62%	0.74%	1.62%	41%
(0.52)	13.26	7.22%	1,683.8	0.72%	1.29%	0.72%	1.29%	73%
(0.33)	12.88	14.74%	1,541.3	0.68%	1.51%	0.70%	1.48%	85%
(0.18)	11.55	8.68%	1,316.5	0.71%	1.47%	0.71%	1.47%	94%
(0.22)	10.80	3.27%	1,207.6	0.65%	2.02%	0.68%	1.99%	46%
(0.22)	10.67	15.30%	1,118.6	0.60%	2.28%	0.68%	2.21%	30%

(0.57)	13.23	3.97%	100.9	0.40%	1.97%	0.40%	1.97%	41%
(0.56)	13.29	7.56%	89.0	0.38%	1.62%	0.38%	1.62%	73%
(0.37)	12.91	15.18%	75.2	0.35%	1.83%	0.35%	1.83%	85%
(0.22)	11.57	9.05%	66.0	0.35%	1.83%	0.35%	1.83%	94%
(0.26)	10.82	3.62%	59.7	0.30%	2.36%	0.31%	2.35%	46%
(0.25)	10.69	15.64%	50.5	0.27%	2.60%	0.29%	2.58%	30%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MODERATELY CONSERVATIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	$12.19	$0.11	$0.23	$0.34	$(0.12)	$(0.26)
Year Ended 10/31/2014	11.98	0.20	0.48	0.68	(0.21)	(0.26)
Year Ended 10/31/2013	11.34	0.20	0.83	1.03	(0.20)	(0.19)
Year Ended 10/31/2012	10.75	0.19	0.65	0.84	(0.19)	(0.06)
Year Ended 10/31/2011	10.73	0.25	0.02	0.27	(0.25)	–
Year Ended 10/31/2010	9.78	0.27	0.94	1.21	(0.26)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	12.22	0.13	0.24	0.37	(0.14)	(0.26)
Year Ended 10/31/2014	12.01	0.24	0.48	0.72	(0.25)	(0.26)
Year Ended 10/31/2013	11.37	0.23	0.83	1.06	(0.23)	(0.19)
Year Ended 10/31/2012	10.78	0.22	0.65	0.87	(0.22)	(0.06)
Year Ended 10/31/2011	10.75	0.28	0.03	0.31	(0.28)	–
Year Ended 10/31/2010	9.80	0.29	0.94	1.23	(0.28)	–
BALANCED INCOME PLUS FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	13.43	0.15	0.34	0.49	(0.14)	(0.61)
Year Ended 10/31/2014	14.21	0.24	0.72	0.96	(0.22)	(1.52)
Year Ended 10/31/2013	12.63	0.14	2.24	2.38	(0.15)	(0.65)
Year Ended 10/31/2012	12.11	0.13	0.83	0.96	(0.13)	(0.31)
Year Ended 10/31/2011	11.68	0.16	0.42	0.58	(0.15)	–
Year Ended 10/31/2010	10.20	0.15	1.48	1.63	(0.15)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	13.40	0.17	0.35	0.52	(0.16)	(0.61)
Year Ended 10/31/2014	14.19	0.30	0.70	1.00	(0.27)	(1.52)
Year Ended 10/31/2013	12.61	0.20	2.24	2.44	(0.20)	(0.66)
Year Ended 10/31/2012	12.09	0.19	0.82	1.01	(0.18)	(0.31)
Year Ended 10/31/2011	11.66	0.21	0.43	0.64	(0.21)	–
Year Ended 10/31/2010	10.19	0.20	1.47	1.67	(0.20)	–
OPPORTUNITY INCOME PLUS FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	10.38	0.19	0.01	0.20	(0.19)	–
Year Ended 10/31/2014	10.32	0.36	0.06	0.42	(0.36)	–
Year Ended 10/31/2013	10.70	0.26	(0.39)	(0.13)	(0.25)	–
Year Ended 10/31/2012	10.19	0.26	0.50	0.76	(0.25)	–
Year Ended 10/31/2011	10.11	0.37	0.08	0.45	(0.37)	–
Year Ended 10/31/2010	9.36	0.39	0.75	1.14	(0.39)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	10.38	0.20	0.01	0.21	(0.20)	–
Year Ended 10/31/2014	10.32	0.39	0.05	0.44	(0.38)	–
Year Ended 10/31/2013	10.71	0.29	(0.40)	(0.11)	(0.28)	–
Year Ended 10/31/2012	10.19	0.30	0.51	0.81	(0.29)	–
Year Ended 10/31/2011	10.11	0.40	0.08	0.48	(0.40)	–
Year Ended 10/31/2010	9.36	0.43	0.74	1.17	(0.42)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income /(Loss)	Portfolio Turnover Rate

$(0.38)	$12.15	2.91%	$748.2	0.78%	1.78%	0.78%	1.78%	80%
(0.47)	12.19	5.86%	731.4	0.77%	1.64%	0.77%	1.64%	140%
(0.39)	11.98	9.32%	701.3	0.71%	1.70%	0.75%	1.67%	166%
(0.25)	11.34	7.92%	632.9	0.75%	1.70%	0.75%	1.70%	145%
(0.25)	10.75	2.49%	559.7	0.64%	2.28%	0.69%	2.23%	46%
(0.26)	10.73	12.53%	503.7	0.58%	2.61%	0.69%	2.50%	29%

(0.40)	12.19	3.15%	34.0	0.45%	2.11%	0.45%	2.11%	80%
(0.51)	12.22	6.20%	32.3	0.44%	1.97%	0.44%	1.97%	140%
(0.42)	12.01	9.62%	31.7	0.41%	2.01%	0.41%	2.01%	166%
(0.28)	11.37	8.26%	28.0	0.41%	2.03%	0.41%	2.03%	145%
(0.28)	10.78	2.88%	22.4	0.33%	2.59%	0.33%	2.59%	46%
(0.28)	10.75	12.78%	21.7	0.32%	2.87%	0.33%	2.86%	29%

(0.75)	13.17	3.81%	236.8	1.04%	2.33%	1.04%	2.33%	82%
(1.74)	13.43	7.60%	222.1	1.06%	1.85%	1.06%	1.85%	124%
(0.80)	14.21	19.95%	167.8	1.09%	1.08%	1.10%	1.08%	236%
(0.44)	12.63	8.22%	141.0	1.11%	1.06%	1.12%	1.06%	197%
(0.15)	12.11	4.98%	141.0	1.12%	1.25%	1.13%	1.24%	211%
(0.15)	11.68	16.04%	148.9	1.17%	1.30%	1.17%	1.30%	219%

(0.77)	13.15	4.09%	56.2	0.65%	2.72%	0.65%	2.72%	82%
(1.79)	13.40	7.95%	54.9	0.66%	2.24%	0.66%	2.24%	124%
(0.86)	14.19	20.49%	54.7	0.66%	1.52%	0.67%	1.51%	236%
(0.49)	12.61	8.72%	49.9	0.66%	1.52%	0.67%	1.51%	197%
(0.21)	12.09	5.50%	52.7	0.65%	1.73%	0.65%	1.72%	211%
(0.20)	11.66	16.55%	56.6	0.67%	1.80%	0.67%	1.80%	219%

(0.19)	10.39	1.92%	273.6	0.85%	3.65%	0.93%	3.56%	84%
(0.36)	10.38	4.13%	271.1	0.85%	3.48%	0.95%	3.38%	169%
(0.25)	10.32	(1.26)%	228.4	0.85%	2.42%	0.94%	2.33%	387%
(0.25)	10.70	7.59%	249.2	0.85%	2.53%	0.94%	2.44%	355%
(0.37)	10.19	4.53%	236.3	0.85%	3.64%	0.95%	3.54%	333%
(0.39)	10.11	12.42%	245.0	0.86%	4.08%	0.97%	3.96%	307%

(0.20)	10.39	2.03%	143.0	0.63%	3.87%	0.63%	3.87%	84%
(0.38)	10.38	4.35%	113.1	0.64%	3.72%	0.64%	3.72%	169%
(0.28)	10.32	(1.04)%	24.8	0.53%	2.58%	0.55%	2.56%	387%
(0.29)	10.71	8.03%	37.0	0.53%	2.93%	0.54%	2.91%	355%
(0.40)	10.19	4.88%	56.5	0.52%	3.97%	0.53%	3.95%	333%
(0.42)	10.11	12.79%	50.1	0.53%	4.42%	0.55%	4.40%	307%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER EMERGING MARKETS EQUITY FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	$9.45	$0.02	$(0.42)	$(0.40)	$(0.13)	$–
Year Ended 10/31/2014	10.51	0.14	(1.10)	(0.96)	(0.10)	–
Year Ended 10/31/2013	10.27	0.08	0.26	0.34	–	(0.10)
Year Ended 10/31/2012(c)	10.00	0.01	0.26	0.27	–	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	9.47	0.05	(0.44)	(0.39)	(0.21)	–
Year Ended 10/31/2014	10.55	0.23	(1.16)	(0.93)	(0.15)	–
Year Ended 10/31/2013	10.27	0.12	0.26	0.38	–	(0.10)
Year Ended 10/31/2012(c)	10.00	0.02	0.25	0.27	–	–
PARTNER SMALL CAP GROWTH FUND(d)
Class A Shares
Period Ended 4/30/2015 (unaudited)	15.12	(0.06)	1.06	1.00	–	(1.56)
Year Ended 10/31/2014	17.03	(0.25)	0.70	0.45	–	(2.36)
Year Ended 10/31/2013	12.64	(0.05)	4.82	4.77	–	(0.38)
Year Ended 10/31/2012	11.72	(0.17)	1.09	0.92	–	–
Year Ended 10/31/2011	10.81	(0.12)	1.03	0.91	–	–
Year Ended 10/31/2010	8.31	(0.11)	2.61	2.50	–	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	15.72	(1.93)	2.99	1.06	–	(1.56)
Year Ended 10/31/2014	17.57	(32.98)	33.49	0.51	–	(2.36)
Year Ended 10/31/2013	12.98	(0.04)	5.01	4.97	–	(0.38)
Year Ended 10/31/2012	11.99	(0.07)	1.06	0.99	–	–
Year Ended 10/31/2011	11.01	(0.08)	1.06	0.98	–	–
Year Ended 10/31/2010	8.42	(0.07)	2.66	2.59	–	–
PARTNER SMALL CAP VALUE FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	21.15	0.08	0.14	0.22	(0.10)	(3.15)
Year Ended 10/31/2014	20.62	0.08	1.06	1.14	–	(0.61)
Year Ended 10/31/2013	15.99	0.15	5.07	5.22	(0.30)	(0.29)
Year Ended 10/31/2012	14.47	0.09	1.60	1.69	(0.01)	(0.16)
Year Ended 10/31/2011	13.72	0.04	0.80	0.84	(0.09)	–
Year Ended 10/31/2010	11.26	0.02	2.47	2.49	(0.03)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	22.31	0.15	0.12	0.27	(0.17)	(3.15)
Year Ended 10/31/2014	21.70	0.18	1.12	1.30	(0.08)	(0.61)
Year Ended 10/31/2013	16.80	0.23	5.34	5.57	(0.38)	(0.29)
Year Ended 10/31/2012	15.19	0.18	1.69	1.87	(0.10)	(0.16)
Year Ended 10/31/2011	14.39	0.14	0.82	0.96	(0.16)	–
Year Ended 10/31/2010	11.81	0.09	2.59	2.68	(0.10)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since fund inception, August 31, 2012.
(d)	Portfolio turnover for the year ended October 31, 2014, as disclosed in the prior annual shareholder report has been changed.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.13)	$8.92	(4.22)%	$11.8	1.65%	0.45%	3.58%	(1.48)%	105%
(0.10)	9.45	(9.17)%	12.8	1.67%	1.32%	3.23%	(0.25)%	69%
(0.10)	10.51	3.26%	14.6	1.64%	0.81%	3.41%	(0.96)%	103%
–	10.27	2.70%	14.4	1.61%	0.60%	3.02%	(0.81)%	33%

(0.21)	8.87	(4.12)%	0.5	1.32%	0.73%	3.22%	(1.17)%	105%
(0.15)	9.47	(8.90)%	0.6	1.32%	1.64%	2.90%	0.06%	69%
(0.10)	10.55	3.65%	1.0	1.32%	1.12%	3.14%	(0.70)%	103%
–	10.27	2.70%	1.0	1.32%	0.89%	2.75%	(0.54)%	33%

(1.56)	14.56	7.44%	16.9	1.30%	(0.76)%	2.52%	(1.98)%	20%
(2.36)	15.12	3.24%	17.2	1.39%	(0.99)%	1.73%	(1.33)%	94%
(0.38)	17.03	38.86%	26.0	1.40%	(0.62)%	1.55%	(0.76)%	84%
–	12.64	7.85%	17.2	1.42%	(0.89)%	1.53%	(1.01)%	100%
–	11.72	8.42%	20.0	1.47%	(1.10)%	1.51%	(1.13)%	106%
–	10.81	30.08%	17.3	1.56%	(1.14)%	1.56%	(1.14)%	102%

(1.56)	15.22	7.55%	0.2	1.00%	(0.46)%	2.16%	(1.62)%	20%
(2.36)	15.72	3.51%	0.2	1.02%	(0.62)%	1.02%	(0.62)%	94%
(0.38)	17.57	39.40%	146.1	1.04%	(0.24)%	1.04%	(0.24)%	84%
–	12.98	8.26%	115.0	1.05%	(0.53)%	1.05%	(0.53)%	100%
–	11.99	8.90%	104.4	1.05%	(0.67)%	1.05%	(0.67)%	106%
–	11.01	30.76%	95.9	1.09%	(0.67)%	1.09%	(0.67)%	102%

(3.25)	18.12	1.29%	93.9	1.32%	0.86%	1.32%	0.86%	12%
(0.61)	21.15	5.65%	96.3	1.29%	0.38%	1.29%	0.38%	20%
(0.59)	20.62	33.79%	96.0	1.32%	0.76%	1.32%	0.76%	6%
(0.17)	15.99	11.87%	72.0	1.36%	0.59%	1.37%	0.59%	11%
(0.09)	14.47	6.08%	69.3	1.40%	0.28%	1.40%	0.28%	9%
(0.03)	13.72	22.14%	71.7	1.40%	0.14%	1.47%	0.07%	17%

(3.32)	19.26	1.50%	117.8	0.83%	1.33%	0.83%	1.33%	12%
(0.69)	22.31	6.12%	160.6	0.84%	0.83%	0.84%	0.83%	20%
(0.67)	21.70	34.41%	178.6	0.84%	1.28%	0.84%	1.28%	6%
(0.26)	16.80	12.51%	148.9	0.85%	1.10%	0.85%	1.10%	11%
(0.16)	15.19	6.64%	143.4	0.84%	0.84%	0.84%	0.84%	9%
(0.10)	14.39	22.78%	160.7	0.85%	0.70%	0.85%	0.70%	17%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
SMALL CAP STOCK FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	$20.12	$0.01	$0.66	$0.67	$–	$(2.19)
Year Ended 10/31/2014	18.52	(0.05)	1.80	1.75	–	(0.15)
Year Ended 10/31/2013	14.28	(0.05)	4.29	4.24	–	–
Year Ended 10/31/2012	13.35	(0.06)	0.99	0.93	–	–
Year Ended 10/31/2011	12.56	(0.11)	0.90	0.79	–	–
Year Ended 10/31/2010	10.26	(0.09)	2.39	2.30	–	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	22.92	(0.03)	0.86	0.83	–	(2.19)
Year Ended 10/31/2014	20.98	0.05	2.04	2.09	–	(0.15)
Year Ended 10/31/2013	16.09	0.09	4.80	4.89	–	–
Year Ended 10/31/2012	14.96	0.05	1.08	1.13	–	–
Year Ended 10/31/2011	13.99	0.07	0.90	0.97	–	–
Year Ended 10/31/2010	11.35	0.02	2.62	2.64	–	–
MID CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	20.61	–	1.96	1.96	–	(2.15)
Year Ended 10/31/2014	21.61	(0.03)	1.76	1.73	–	(2.73)
Year Ended 10/31/2013	18.34	(0.03)	4.66	4.63	–	(1.36)
Year Ended 10/31/2012	17.67	(0.08)	0.90	0.82	–	(0.15)
Year Ended 10/31/2011	16.62	(0.08)	1.13	1.05	–	–
Year Ended 10/31/2010	12.92	(0.08)	3.78	3.70	–	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	24.10	0.05	2.31	2.36	–	(2.15)
Year Ended 10/31/2014	24.70	(0.01)	2.14	2.13	–	(2.73)
Year Ended 10/31/2013	20.68	0.15	5.23	5.38	–	(1.36)
Year Ended 10/31/2012	19.81	0.05	0.97	1.02	–	(0.15)
Year Ended 10/31/2011	18.53	0.05	1.23	1.28	–	–
Year Ended 10/31/2010	14.31	(0.02)	4.24	4.22	–	–
PARTNER MID CAP VALUE FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	15.16	0.01	0.75	0.76	(0.02)	(1.89)
Year Ended 10/31/2014	16.26	0.04	1.89	1.93	(0.03)	(3.00)
Year Ended 10/31/2013	12.81	0.06	3.77	3.83	(0.10)	(0.28)
Year Ended 10/31/2012	11.55	0.10	1.21	1.31	(0.05)	–
Year Ended 10/31/2011	11.19	0.05	0.35	0.40	(0.04)	–
Year Ended 10/31/2010	8.97	0.06	2.23	2.29	(0.07)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	15.25	0.03	0.77	0.80	(0.07)	(1.89)
Year Ended 10/31/2014	16.33	0.08	1.91	1.99	(0.07)	(3.00)
Year Ended 10/31/2013	12.86	0.13	3.76	3.89	(0.14)	(0.28)
Year Ended 10/31/2012	11.60	0.15	1.20	1.35	(0.09)	–
Year Ended 10/31/2011	11.23	0.10	0.35	0.45	(0.08)	–
Year Ended 10/31/2010	8.99	0.09	2.24	2.33	(0.09)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets **		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly **
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(2.19)	$18.60	3.83%	$255.1	1.24%	(0.01)%	1.24%	(0.01)%	23%
(0.15)	20.12	9.48%	259.8	1.25%	(0.15)%	1.25%	(0.15)%	56%
–	18.52	29.69%	255.6	1.29%	(0.16)%	1.29%	(0.16)%	66%
–	14.28	6.97%	216.6	1.33%	(0.31)%	1.33%	(0.31)%	91%
–	13.35	6.29%	226.3	1.37%	(0.67)%	1.37%	(0.67)%	99%
–	12.56	22.42%	239.1	1.46%	(0.62)%	1.46%	(0.62)%	203%

(2.19)	21.56	4.08%	95.5	0.75%	0.48%	0.75%	0.48%	23%
(0.15)	22.92	10.00%	90.8	0.75%	0.35%	0.75%	0.35%	56%
–	20.98	30.39%	80.2	0.76%	0.36%	0.76%	0.36%	66%
–	16.09	7.55%	63.4	0.77%	0.26%	0.77%	0.26%	91%
–	14.96	6.93%	60.3	0.76%	(0.05)%	0.76%	(0.05)%	99%
–	13.99	23.26%	68.6	0.78%	0.05%	0.78%	0.05%	203%

(2.15)	20.42	10.23%	290.5	0.94%	(0.27)%	0.94%	(0.27)%	18%
(2.73)	20.61	9.22%	269.7	0.96%	(0.24)%	0.96%	(0.24)%	45%
(1.36)	21.61	27.13%	265.7	1.00%	(0.15)%	1.00%	(0.15)%	37%
(0.15)	18.34	4.72%	229.0	1.03%	(0.36)%	1.03%	(0.36)%	46%
–	17.67	6.32%	238.0	1.07%	(0.35)%	1.07%	(0.35)%	68%
–	16.62	28.64%	241.7	1.18%	(0.51)%	1.18%	(0.51)%	55%

(2.15)	24.31	10.42%	159.8	0.51%	0.17%	0.51%	0.17%	18%
(2.73)	24.10	9.74%	167.2	0.52%	0.20%	0.52%	0.20%	45%
(1.36)	24.70	27.72%	154.1	0.52%	0.34%	0.52%	0.34%	37%
(0.15)	20.68	5.23%	150.7	0.53%	0.13%	0.53%	0.13%	46%
–	19.81	6.91%	152.8	0.52%	0.21%	0.52%	0.21%	68%
–	18.53	29.49%	147.6	0.53%	0.15%	0.53%	0.15%	55%

(1.91)	14.01	5.48%	30.2	1.25%	0.24%	1.49%	(0.01)%	49%
(3.03)	15.16	14.38%	26.6	1.25%	0.31%	1.46%	0.10%	92%
(0.38)	16.26	30.68%	31.1	1.25%	0.50%	1.43%	0.32%	109%
(0.05)	12.81	11.41%	19.4	1.25%	0.85%	1.46%	0.64%	83%
(0.04)	11.55	3.57%	17.8	1.25%	0.45%	1.43%	0.27%	78%
(0.07)	11.19	25.63%	16.6	1.25%	0.60%	1.46%	0.38%	91%

(1.96)	14.09	5.72%	157.5	0.87%	0.62%	0.87%	0.62%	49%
(3.07)	15.25	14.78%	148.6	0.88%	0.65%	0.88%	0.65%	92%
(0.42)	16.33	31.14%	129.6	0.90%	0.88%	0.90%	0.88%	109%
(0.09)	12.86	11.77%	111.1	0.91%	1.20%	0.91%	1.20%	83%
(0.08)	11.60	3.94%	100.4	0.90%	0.81%	0.90%	0.81%	78%
(0.09)	11.23	26.07%	104.2	0.93%	0.92%	0.93%	0.92%	91%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MID CAP STOCK FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	$23.55	$–	$0.90	$0.90	$(0.05)	$(2.64)
Year Ended 10/31/2014	20.38	0.07	3.10	3.17	–	–
Year Ended 10/31/2013	15.34	0.01	5.03	5.04	–	–
Year Ended 10/31/2012	14.30	(0.01)	1.05	1.04	–	–
Year Ended 10/31/2011	13.49	(0.02)	0.83	0.81	–	–
Year Ended 10/31/2010	10.89	–	2.60	2.60	–	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	25.54	0.02	1.02	1.04	(0.13)	(2.64)
Year Ended 10/31/2014	22.09	0.22	3.31	3.53	(0.08)	–
Year Ended 10/31/2013	16.63	0.10	5.43	5.53	(0.07)	–
Year Ended 10/31/2012	15.43	0.07	1.13	1.20	–	–
Year Ended 10/31/2011	14.53	0.06	0.89	0.95	(0.05)	–
Year Ended 10/31/2010	11.71	0.07	2.79	2.86	(0.04)	–
PARTNER WORLDWIDE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	10.03	0.09	0.42	0.51	(0.20)	–
Year Ended 10/31/2014	10.29	0.16	(0.25)	(0.09)	(0.17)	–
Year Ended 10/31/2013	8.73	0.16	1.58	1.74	(0.18)	–
Year Ended 10/31/2012	8.30	0.19	0.32	0.51	(0.08)	–
Year Ended 10/31/2011	8.80	0.10	(0.50)	(0.40)	(0.10)	–
Year Ended 10/31/2010	7.70	0.11	1.10	1.21	(0.11)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	10.11	0.11	0.41	0.52	(0.24)	–
Year Ended 10/31/2014	10.36	0.21	(0.25)	(0.04)	(0.21)	–
Year Ended 10/31/2013	8.79	0.19	1.59	1.78	(0.21)	–
Year Ended 10/31/2012	8.34	0.19	0.35	0.54	(0.09)	–
Year Ended 10/31/2011	8.83	0.08	(0.45)	(0.37)	(0.12)	–
Year Ended 10/31/2010	7.72	0.13	1.11	1.24	(0.13)	–
LARGE CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	8.31	(0.01)	0.44	0.43	–	(0.14)
Year Ended 10/31/2014	7.10	(0.02)	1.23	1.21	–	–
Year Ended 10/31/2013	5.48	0.01	1.63	1.64	(0.02)	–
Year Ended 10/31/2012	4.92	0.01	0.55	0.56	–	–
Year Ended 10/31/2011	4.80	(0.01)	0.13	0.12	–	–
Year Ended 10/31/2010	4.26	(0.01)	0.56	0.55	(0.01)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	8.96	–	0.48	0.48	–	(0.14)
Year Ended 10/31/2014	7.65	0.01	1.33	1.34	(0.03)	–
Year Ended 10/31/2013	5.91	0.04	1.74	1.78	(0.04)	–
Year Ended 10/31/2012	5.28	0.03	0.60	0.63	–	–
Year Ended 10/31/2011	5.13	0.01	0.14	0.15	–	–
Year Ended 10/31/2010	4.54	0.01	0.60	0.61	(0.02)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(2.69)	$21.76	4.32%	$686.3	1.11%	0.01%	1.11%	0.01%	9%
–	23.55	15.55%	678.2	1.11%	0.30%	1.11%	0.30%	27%
–	20.38	32.86%	625.4	1.15%	0.07%	1.15%	0.07%	39%
–	15.34	7.27%	517.5	1.18%	(0.08)%	1.18%	(0.08)%	36%
–	14.30	6.00%	538.7	1.20%	(0.15)%	1.20%	(0.15)%	35%
–	13.49	23.88%	571.1	1.25%	0.01%	1.25%	0.01%	69%

(2.77)	23.81	4.57%	275.5	0.71%	0.40%	0.71%	0.40%	9%
(0.08)	25.54	16.01%	264.0	0.71%	0.70%	0.71%	0.70%	27%
(0.07)	22.09	33.41%	290.0	0.71%	0.50%	0.71%	0.50%	39%
–	16.63	7.78%	220.4	0.72%	0.38%	0.72%	0.38%	36%
(0.05)	15.43	6.51%	215.6	0.71%	0.33%	0.71%	0.33%	35%
(0.04)	14.53	24.50%	216.6	0.73%	0.55%	0.73%	0.55%	69%

(0.20)	10.34	5.19%	181.3	1.40%	1.71%	1.57%	1.53%	34%
(0.17)	10.03	(0.89)%	178.2	1.40%	1.57%	1.55%	1.41%	77%
(0.18)	10.29	20.26%	181.6	1.37%	1.60%	1.60%	1.37%	74%
(0.08)	8.73	6.20%	159.5	1.30%	2.02%	1.61%	1.71%	57%
(0.10)	8.30	(4.60)%	179.9	1.30%	1.86%	1.61%	1.55%	101%
(0.11)	8.80	15.88%	35.3	1.30%	1.61%	1.64%	1.27%	88%

(0.24)	10.39	5.33%	684.7	0.99%	2.14%	1.00%	2.13%	34%
(0.21)	10.11	(0.40)%	651.9	0.97%	1.99%	0.99%	1.98%	77%
(0.21)	10.36	20.64%	671.5	0.98%	1.99%	0.98%	1.99%	74%
(0.09)	8.79	6.58%	544.6	0.98%	2.31%	0.98%	2.31%	57%
(0.12)	8.34	(4.24)%	478.0	1.00%	2.16%	1.06%	2.10%	101%
(0.13)	8.83	16.26%	219.2	0.99%	1.95%	1.19%	1.75%	88%

(0.14)	8.60	5.25%	201.9	1.20%	(0.30)%	1.31%	(0.40)%	33%
–	8.31	17.10%	183.6	1.20%	(0.25)%	1.34%	(0.38)%	45%
(0.02)	7.10	29.99%	157.0	1.20%	0.14%	1.41%	(0.07)%	63%
–	5.48	11.38%	125.0	1.20%	0.19%	1.48%	(0.09)%	101%
–	4.92	2.50%	117.7	1.20%	(0.23)%	1.56%	(0.59)%	249%
(0.01)	4.80	12.94%	121.3	1.19%	(0.22)%	1.64%	(0.66)%	232%

(0.14)	9.30	5.43%	459.6	0.82%	0.07%	0.82%	0.07%	33%
(0.03)	8.96	17.53%	338.3	0.81%	0.14%	0.81%	0.14%	45%
(0.04)	7.65	30.30%	286.9	0.82%	0.52%	0.82%	0.52%	63%
–	5.91	11.94%	224.9	0.83%	0.57%	0.83%	0.57%	101%
–	5.28	2.92%	204.3	0.83%	0.14%	0.83%	0.14%	249%
(0.02)	5.13	13.52%	200.0	0.84%	0.13%	0.84%	0.13%	232%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP VALUE FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	$20.65	$0.10	$0.84	$0.94	$(0.19)	$(0.70)
Year Ended 10/31/2014	18.60	0.20	2.02	2.22	(0.17)	–
Year Ended 10/31/2013	14.66	0.22	3.96	4.18	(0.24)	–
Year Ended 10/31/2012	12.94	0.22	1.67	1.89	(0.17)	–
Year Ended 10/31/2011	12.61	0.19	0.26	0.45	(0.12)	–
Year Ended 10/31/2010	11.55	0.13	1.07	1.20	(0.14)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	20.80	0.15	0.84	0.99	(0.27)	(0.70)
Year Ended 10/31/2014	18.73	0.29	2.03	2.32	(0.25)	–
Year Ended 10/31/2013	14.76	0.29	3.99	4.28	(0.31)	–
Year Ended 10/31/2012	13.04	0.27	1.70	1.97	(0.25)	–
Year Ended 10/31/2011	12.71	0.24	0.28	0.52	(0.19)	–
Year Ended 10/31/2010	11.64	0.18	1.10	1.28	(0.21)	–
LARGE CAP STOCK FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	27.75	0.12	1.41	1.53	(0.24)	(2.33)
Year Ended 10/31/2014	27.54	0.22	2.57	2.79	(0.10)	(2.48)
Year Ended 10/31/2013	23.64	0.19	5.24	5.43	(0.25)	(1.28)
Year Ended 10/31/2012	21.30	0.20	2.29	2.49	(0.15)	–
Year Ended 10/31/2011	20.87	0.13	0.37	0.50	(0.07)	–
Year Ended 10/31/2010	18.87	0.06	2.04	2.10	(0.10)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	27.99	0.18	1.41	1.59	(0.34)	(2.33)
Year Ended 10/31/2014	27.75	0.35	2.58	2.93	(0.21)	(2.48)
Year Ended 10/31/2013	23.82	0.30	5.27	5.57	(0.36)	(1.28)
Year Ended 10/31/2012	21.48	0.30	2.30	2.60	(0.26)	–
Year Ended 10/31/2011	21.05	0.24	0.38	0.62	(0.19)	–
Year Ended 10/31/2010	19.02	0.15	2.09	2.24	(0.21)	–
HIGH YIELD FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	5.04	0.14	(0.06)	0.08	(0.13)	–
Year Ended 10/31/2014	5.09	0.29	(0.05)	0.24	(0.29)	–
Year Ended 10/31/2013	5.01	0.31	0.07	0.38	(0.30)	–
Year Ended 10/31/2012	4.71	0.34	0.30	0.64	(0.34)	–
Year Ended 10/31/2011	4.86	0.36	(0.15)	0.21	(0.36)	–
Year Ended 10/31/2010	4.47	0.37	0.39	0.76	(0.37)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	5.05	0.14	(0.06)	0.08	(0.14)	–
Year Ended 10/31/2014	5.10	0.30	(0.05)	0.25	(0.30)	–
Year Ended 10/31/2013	5.01	0.32	0.09	0.41	(0.32)	–
Year Ended 10/31/2012	4.72	0.35	0.29	0.64	(0.35)	–
Year Ended 10/31/2011	4.86	0.38	(0.14)	0.24	(0.38)	–
Year Ended 10/31/2010	4.47	0.39	0.38	0.77	(0.38)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.89)	$20.70	4.73%	$247.3	0.93%	1.07%	0.93%	1.07%	10%
(0.17)	20.65	12.00%	237.1	0.94%	1.00%	0.94%	1.00%	24%
(0.24)	18.60	28.92%	214.6	0.98%	1.25%	0.98%	1.25%	39%
(0.17)	14.66	14.82%	171.1	1.04%	1.42%	1.04%	1.42%	92%
(0.12)	12.94	3.49%	164.5	1.06%	1.22%	1.06%	1.22%	74%
(0.14)	12.61	10.45%	176.0	1.10%	0.91%	1.10%	0.91%	115%

(0.97)	20.82	4.97%	601.5	0.52%	1.49%	0.52%	1.49%	10%
(0.25)	20.80	12.47%	562.0	0.52%	1.42%	0.52%	1.42%	24%
(0.31)	18.73	29.57%	508.9	0.52%	1.72%	0.52%	1.72%	39%
(0.25)	14.76	15.37%	403.0	0.53%	1.92%	0.53%	1.92%	92%
(0.19)	13.04	4.03%	356.0	0.52%	1.76%	0.52%	1.76%	74%
(0.21)	12.71	11.09%	331.2	0.53%	1.46%	0.53%	1.46%	115%

(2.57)	26.71	6.14%	1,637.5	1.02%	1.04%	1.02%	1.04%	23%
(2.58)	27.75	11.06%	1,594.0	1.02%	0.82%	1.02%	0.82%	65%
(1.53)	27.54	24.57%	1,556.5	1.05%	0.81%	1.05%	0.81%	66%
(0.15)	23.64	11.75%	1,382.5	1.09%	0.84%	1.09%	0.84%	124%
(0.07)	21.30	2.39%	1,393.5	1.11%	0.56%	1.11%	0.56%	146%
(0.10)	20.87	11.16%	1,549.4	1.13%	0.29%	1.13%	0.29%	185%

(2.67)	26.91	6.37%	184.4	0.61%	1.45%	0.61%	1.45%	23%
(2.69)	27.99	11.53%	174.2	0.61%	1.24%	0.61%	1.24%	65%
(1.64)	27.75	25.10%	192.8	0.61%	1.25%	0.61%	1.25%	66%
(0.26)	23.82	12.27%	170.3	0.62%	1.30%	0.62%	1.30%	124%
(0.19)	21.48	2.89%	170.2	0.60%	1.06%	0.60%	1.06%	146%
(0.21)	21.05	11.80%	176.4	0.61%	0.81%	0.61%	0.81%	185%

(0.13)	4.99	1.73%	525.3	0.81%	5.52%	0.81%	5.52%	18%
(0.29)	5.04	4.72%	540.1	0.80%	5.59%	0.80%	5.59%	43%
(0.30)	5.09	7.85%	540.0	0.81%	6.03%	0.81%	6.03%	61%
(0.34)	5.01	13.96%	520.0	0.82%	6.95%	0.82%	6.95%	52%
(0.36)	4.71	4.37%	445.3	0.84%	7.43%	0.84%	7.43%	63%
(0.37)	4.86	17.65%	448.1	0.86%	7.96%	0.86%	7.96%	83%

(0.14)	4.99	1.69%	250.5	0.50%	5.83%	0.50%	5.83%	18%
(0.30)	5.05	5.05%	246.2	0.49%	5.90%	0.49%	5.90%	43%
(0.32)	5.10	8.42%	240.7	0.48%	6.36%	0.48%	6.36%	61%
(0.35)	5.01	14.12%	285.7	0.47%	7.30%	0.47%	7.30%	52%
(0.38)	4.72	4.98%	243.4	0.47%	7.80%	0.47%	7.80%	63%
(0.38)	4.86	18.12%	254.6	0.46%	8.36%	0.46%	8.36%	83%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
INCOME FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	$9.29	$0.15	$0.04	$0.19	$(0.15)	$(0.04)
Year Ended 10/31/2014	9.09	0.32	0.20	0.52	(0.32)	–
Year Ended 10/31/2013	9.38	0.31	(0.29)	0.02	(0.31)	–
Year Ended 10/31/2012	8.77	0.33	0.61	0.94	(0.33)	–
Year Ended 10/31/2011	8.80	0.38	(0.03)	0.35	(0.38)	–
Year Ended 10/31/2010	8.12	0.40	0.68	1.08	(0.40)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	9.29	0.17	0.04	0.21	(0.17)	(0.04)
Year Ended 10/31/2014	9.08	0.35	0.21	0.56	(0.35)	–
Year Ended 10/31/2013	9.37	0.35	(0.30)	0.05	(0.34)	–
Year Ended 10/31/2012	8.76	0.37	0.60	0.97	(0.36)	–
Year Ended 10/31/2011	8.79	0.42	(0.03)	0.39	(0.42)	–
Year Ended 10/31/2010	8.12	0.44	0.67	1.11	(0.44)	–
MUNICIPAL BOND FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	11.68	0.20	(0.05)	0.15	(0.20)	–
Year Ended 10/31/2014	11.18	0.42	0.50	0.92	(0.42)	–
Year Ended 10/31/2013	11.93	0.42	(0.74)	(0.32)	(0.42)	(0.01)
Year Ended 10/31/2012	11.30	0.44	0.63	1.07	(0.44)	–
Year Ended 10/31/2011	11.42	0.46	(0.10)	0.36	(0.46)	(0.02)
Year Ended 10/31/2010	11.15	0.47	0.27	0.74	(0.47)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	11.68	0.21	(0.05)	0.16	(0.21)	–
Year Ended 10/31/2014	11.18	0.44	0.50	0.94	(0.44)	–
Year Ended 10/31/2013	11.93	0.45	(0.74)	(0.29)	(0.45)	(0.01)
Year Ended 10/31/2012	11.30	0.47	0.63	1.10	(0.47)	–
Year Ended 10/31/2011	11.42	0.49	(0.10)	0.39	(0.49)	(0.02)
Year Ended 10/31/2010	11.15	0.50	0.27	0.77	(0.50)	–
GOVERNMENT BOND FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	10.05	0.03	0.18	0.21	(0.03)	(0.03)
Year Ended 10/31/2014	10.02	0.11	0.14	0.25	(0.11)	(0.11)
Year Ended 10/31/2013	10.76	0.07	(0.33)	(0.26)	(0.08)	(0.40)
Year Ended 10/31/2012	10.69	0.11	0.32	0.43	(0.11)	(0.25)
Year Ended 10/31/2011	10.56	0.19	0.21	0.40	(0.19)	(0.08)
Year Ended 10/31/2010(c)	10.00	0.11	0.56	0.67	(0.11)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	10.05	0.05	0.17	0.22	(0.04)	(0.03)
Year Ended 10/31/2014	10.02	0.14	0.14	0.28	(0.14)	(0.11)
Year Ended 10/31/2013	10.76	0.11	(0.34)	(0.23)	(0.11)	(0.40)
Year Ended 10/31/2012	10.69	0.14	0.32	0.46	(0.14)	(0.25)
Year Ended 10/31/2011	10.57	0.23	0.20	0.43	(0.23)	(0.08)
Year Ended 10/31/2010(c)	10.00	0.13	0.57	0.70	(0.13)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since fund inception, February 26, 2010.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.19)	$9.29	2.09%	$399.7	0.77%	3.27%	0.77%	3.27%	42%
(0.32)	9.29	5.79%	400.5	0.77%	3.47%	0.77%	3.47%	97%
(0.31)	9.09	0.23%	419.5	0.77%	3.40%	0.77%	3.40%	121%
(0.33)	9.38	10.92%	448.0	0.77%	3.69%	0.77%	3.69%	117%
(0.38)	8.77	4.11%	397.9	0.79%	4.38%	0.79%	4.38%	138%
(0.40)	8.80	13.66%	405.1	0.80%	4.81%	0.81%	4.80%	146%

(0.21)	9.29	2.28%	453.7	0.41%	3.63%	0.41%	3.63%	42%
(0.35)	9.29	6.29%	438.1	0.40%	3.83%	0.40%	3.83%	97%
(0.34)	9.08	0.60%	403.3	0.40%	3.77%	0.40%	3.77%	121%
(0.36)	9.37	11.34%	456.1	0.39%	4.07%	0.39%	4.07%	117%
(0.42)	8.76	4.52%	401.1	0.39%	4.78%	0.39%	4.77%	138%
(0.44)	8.79	13.99%	370.7	0.39%	5.23%	0.40%	5.22%	146%

(0.20)	11.63	1.27%	1,468.5	0.74%	3.42%	0.74%	3.42%	3%
(0.42)	11.68	8.33%	1,446.3	0.75%	3.65%	0.75%	3.65%	8%
(0.43)	11.18	(2.76)%	1,397.2	0.74%	3.65%	0.74%	3.65%	24%
(0.44)	11.93	9.61%	1,532.0	0.74%	3.76%	0.74%	3.76%	13%
(0.48)	11.30	3.39%	1,339.6	0.76%	4.19%	0.76%	4.19%	8%
(0.47)	11.42	6.79%	1,384.5	0.76%	4.20%	0.76%	4.20%	9%

(0.21)	11.63	1.40%	107.9	0.48%	3.68%	0.48%	3.68%	3%
(0.44)	11.68	8.61%	97.2	0.49%	3.90%	0.49%	3.90%	8%
(0.46)	11.18	(2.51)%	91.8	0.49%	3.91%	0.49%	3.91%	24%
(0.47)	11.93	9.89%	102.5	0.49%	4.02%	0.49%	4.02%	13%
(0.51)	11.30	3.67%	86.5	0.49%	4.46%	0.49%	4.46%	8%
(0.50)	11.42	7.08%	95.3	0.50%	4.46%	0.50%	4.46%	9%

(0.06)	10.20	2.06%	15.7	0.90%	0.57%	1.12%	0.35%	79%
(0.22)	10.05	2.56%	14.1	0.90%	1.08%	1.07%	0.90%	130%
(0.48)	10.02	(2.51)%	13.0	0.90%	0.71%	1.03%	0.57%	184%
(0.36)	10.76	4.08%	14.5	0.89%	1.02%	0.99%	0.93%	191%
(0.27)	10.69	3.99%	7.3	0.92%	1.82%	1.00%	1.74%	183%
(0.11)	10.56	6.73%	5.9	0.87%	1.61%	0.87%	1.61%	146%

(0.07)	10.20	2.23%	93.8	0.57%	0.89%	0.57%	0.89%	79%
(0.25)	10.05	2.90%	88.7	0.57%	1.41%	0.57%	1.41%	130%
(0.51)	10.02	(2.18)%	95.1	0.57%	1.06%	0.57%	1.06%	184%
(0.39)	10.76	4.44%	98.0	0.55%	1.38%	0.55%	1.38%	191%
(0.31)	10.69	4.25%	94.6	0.57%	2.18%	0.57%	2.18%	183%
(0.13)	10.57	7.04%	105.6	0.60%	1.94%	0.60%	1.94%	146%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LIMITED MATURITY BOND FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	$12.44	$0.08	$0.05	$0.13	$(0.08)	$–
Year Ended 10/31/2014	12.53	0.18	(0.02)	0.16	(0.18)	(0.07)
Year Ended 10/31/2013	12.62	0.15	(0.09)	0.06	(0.15)	–
Year Ended 10/31/2012	12.41	0.19	0.20	0.39	(0.18)	–
Year Ended 10/31/2011	12.58	0.28	(0.17)	0.11	(0.28)	–
Year Ended 10/31/2010	12.24	0.38	0.34	0.72	(0.38)	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	12.44	0.09	0.04	0.13	(0.09)	–
Year Ended 10/31/2014	12.53	0.21	(0.02)	0.19	(0.21)	(0.07)
Year Ended 10/31/2013	12.62	0.18	(0.09)	0.09	(0.18)	–
Year Ended 10/31/2012	12.40	0.22	0.21	0.43	(0.21)	–
Year Ended 10/31/2011	12.58	0.31	(0.18)	0.13	(0.31)	–
Year Ended 10/31/2010	12.23	0.42	0.34	0.76	(0.41)	–
MONEY MARKET FUND
Class A Shares
Period Ended 4/30/2015 (unaudited)	1.00	–	–	–	–	–
Year Ended 10/31/2014	1.00	–	–	–	–	–
Year Ended 10/31/2013	1.00	–	–	–	–	–
Year Ended 10/31/2012	1.00	–	–	–	–	–
Year Ended 10/31/2011	1.00	–	–	–	–	–
Year Ended 10/31/2010	1.00	–	–	–	–	–

Institutional Class Shares
Period Ended 4/30/2015 (unaudited)	1.00	–	–	–	–	–
Year Ended 10/31/2014	1.00	–	–	–	–	–
Year Ended 10/31/2013	1.00	–	–	–	–	–
Year Ended 10/31/2012	1.00	–	–	–	–	–
Year Ended 10/31/2011	1.00	–	–	–	–	–
Year Ended 10/31/2010	1.00	–	–	–	–	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.08)	$12.49	1.04%	$373.0	0.62%	1.28%	0.62%	1.28%	54%
(0.25)	12.44	1.27%	360.2	0.62%	1.44%	0.62%	1.44%	102%
(0.15)	12.53	0.46%	415.6	0.60%	1.21%	0.61%	1.20%	121%
(0.18)	12.62	3.18%	408.2	0.60%	1.51%	0.61%	1.50%	113%
(0.28)	12.41	0.87%	344.8	0.61%	2.20%	0.61%	2.19%	109%
(0.38)	12.58	5.97%	272.7	0.64%	3.09%	0.64%	3.09%	131%

(0.09)	12.48	1.08%	452.8	0.38%	1.52%	0.38%	1.52%	54%
(0.28)	12.44	1.52%	467.3	0.37%	1.69%	0.37%	1.69%	102%
(0.18)	12.53	0.70%	448.1	0.37%	1.44%	0.37%	1.44%	121%
(0.21)	12.62	3.52%	472.6	0.36%	1.77%	0.36%	1.77%	113%
(0.31)	12.40	1.05%	584.7	0.35%	2.45%	0.36%	2.45%	109%
(0.41)	12.58	6.35%	530.8	0.36%	3.38%	0.37%	3.38%	131%

–	1.00	0.00%	412.6	0.19%	0.00%	0.94%	(0.75)%	N/A
–	1.00	0.00%	422.7	0.19%	0.00%	0.94%	(0.75)%	N/A
–	1.00	0.00%	469.0	0.23%	0.00%	0.94%	(0.71)%	N/A
–	1.00	0.00%	493.9	0.29%	0.00%	0.93%	(0.64)%	N/A
–	1.00	0.00%	587.9	0.30%	0.00%	0.93%	(0.63)%	N/A
–	1.00	0.00%	717.0	0.30%	0.00%	0.88%	(0.57)%	N/A

–	1.00	0.00%	6.6	0.19%	0.00%	0.61%	(0.42)%	N/A
–	1.00	0.00%	6.2	0.19%	0.00%	0.61%	(0.42)%	N/A
–	1.00	0.00%	6.5	0.23%	0.00%	0.59%	(0.37)%	N/A
–	1.00	0.00%	12.5	0.29%	0.00%	0.58%	(0.29)%	N/A
–	1.00	0.00%	11.6	0.30%	0.00%	0.56%	(0.27)%	N/A
–	1.00	0.00%	14.5	0.30%	0.00%	0.52%	(0.22)%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www. thrivent.com or www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is at www.thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 1-800-847-4836. It is also available at www.thrivent.com or www.sec.gov where it is part of form N-CSRS.

Board Approval of Advisory Agreement and Subadvisory Agreements

Both the Investment Company Act of 1940 (the “Investment Company Act”) and the terms of the Advisory and Subadvisory Agreements of the Thrivent Mutual Funds (the “Trust”) require that these agreements be approved annually by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act (the “Independent Trustees”). The nine-member Board consists of eight Independent Trustees, including the Chairman.

At its meeting on October 28-29, 2014, the Board voted unanimously to renew the existing Advisory Agreement between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series (each, a “Fund”) of the Trust. The Board also unanimously approved the Subadvisory Agreements for each of the Funds for which there is an investment subadviser (each a “Subadviser”). The Adviser and Subadvisers are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:

1.	The nature, extent, and quality of the services provided by the Advisory Organizations;

2.	The performance of the Funds;

3.	The advisory fee and net operating expense ratio of each Fund compared to a peer group;

4.	The cost of services provided and profit realized by the Adviser;

5.	The extent to which economies of scale may be realized as the Funds grow;

6.	Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;

7.	Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and

8.	Any other factors that the Board deemed relevant to its consideration.

In connection with the renewal process, the Contracts Committee of the Board (consisting of all of the Independent Trustees) met on six occasions from February 25 to October 28, 2014 to consider information relevant to the renewal process. The

ADDITIONAL INFORMATION

(unaudited)

Independent Trustees also retained the services of Management Practice, Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to a peer group of comparable funds; portfolio turnover percentages; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds; and information regarding the types of services furnished to the Funds. The Board received information from the investment management staff of the Adviser regarding the personnel providing services to the Funds, as well as changes in staff and systems and compliance enhancements. The Board also received periodic reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider reapproval of the agreements. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Nature, Extent and Quality of Services

At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser and, as appropriate, the Subadvisers. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds under the Advisory and Subadvisory Agreements. During the renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board also considered information relating to the investment experience and qualifications of the Adviser’s portfolio managers and those of the Subadvisers.

The Board received reports at each of its quarterly meetings from the Adviser’s Head of Equity Investments and Head of Fixed Income Funds, as supplemented by the Adviser’s Chief Investment Officer, who was also present at all of the meetings. At each quarterly meeting, the Head of Equity Investments and Head of Fixed Income Funds presented information about each of the Funds. These reports and presentations gave the Board the opportunity to evaluate the portfolio managers’ abilities and the quality of services they provide to the Funds. The Adviser also reviewed with the Board the services provided by the Subadvisers. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser. The Independent Trustees also met in-person with and received quarterly reports from the Trust’s Chief Compliance Officer.

The Board considered the depth and quality of the Adviser’s oversight of the Subadvisers to the Trust. In addition, the Board noted the broad functions that the Adviser performed in support of the subadvised Funds, including, among other things, management of portfolio cash, subadviser expense management and payment and performance monitoring. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer conduct in-person oversight visits of each Subadviser, report the results of the visit to the Board and then follow through with additional inquiry on any questions or concerns that arise during the visit. The Board also noted that, as part of its oversight practice, the Adviser requires the Subadvisers to respond to a variety of compliance checklists and certifications to ensure their ongoing compliance with a subadvised Fund’s investment parameters. The Board noted that the Adviser requires the Subadvisers to complete an annual questionnaire addressing a range of compliance topics. In addition, the Board noted that the Adviser has dedicated personnel responsible for daily monitoring of the Subadvisers’ activities pertaining to the subadvised Funds.

The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Trust pursuant to the Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of the Funds, and explained similarities and differences for how it oversees the Adviser’s teams and the teams of the Subadvisers. In addition, the Adviser explained how its investments in technology and personnel have benefitted the Funds and discussed continued investments in these resources. The Adviser also discussed how it has continued to strengthen its compliance program. The Adviser reviewed with the Board its process for selecting and overseeing

ADDITIONAL INFORMATION

(unaudited)

the Subadvisers, including the results of on-site compliance due diligence visits. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser and Subadvisers supported renewal of the Advisory Agreement and Subadvisory Agreements.

Performance of the Funds

In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, the Head of Equity Investments and Head of Fixed Income Funds reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund, to the extent applicable, over the one-, two-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. Although the Board conducted its review on a Fund-by-Fund basis, it noted that, for the three-year period ended June 30, 2014, the average ranking of the Class A Funds against their Lipper categories was 55% (on a scale of 1-99%, with 1% being the best). The Board noted that, for the three-year period ended June 30, 2014, the average ranking of the Institutional Class Funds against their Lipper categories was 48% (on a scale of 1-99%, with 1% being the best).

The Board noted that certain Funds did not fit well within a Lipper peer group because of differences between the principal investment strategies of these Funds and funds included in their respective Lipper peer group. In such cases, the Adviser provided additional information regarding these Funds’ performance compared to a customized benchmark that the Adviser believed better represented the investment strategies of such Funds. The Board received from the Adviser additional information about certain Funds which had faced performance challenges, and how the Adviser was addressing such challenges. The Board concluded that the performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.

Advisory Fees and Fund Expenses

The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fee of its peer group. The Board considered both the contractual and effective advisory fees for each of the Funds. The Board noted that the majority of the Funds’ advisory fees were at or below the medians of their peer groups, with many in the lowest (i.e., least expensive) quartile. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the Class A Funds’ advisory fees was 30% and the average ranking of the Institutional Class Funds’ fees was 32% (on a scale of 1-99%, with 1% being the lowest fee). The Board viewed favorably the Adviser’s proposal to continue or extend fee waivers for certain Funds and considered the effect of the waivers in lowering the Funds’ expenses.

On the basis of its review, the Board concluded that the advisory fees charged to the Funds for investment management services were reasonable.

The Board also reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group. The Board conducted its review on a Fund-by-Fund basis and noted that all but two of the Funds had better total net expense ratios than their peer group medians. The Board further noted that the Class A Funds had an average ranking of 35% while the Institutional Class Funds had an average ranking of 24% (on a scale of 1-99%, with 1% being the lowest expenses).

Cost of Services and Profitability

The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department (i.e., Business Risk Management) of the Adviser conducted a review of such allocations and a department representative reported to the Board his views regarding the reasonableness and consistency of these allocations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits

ADDITIONAL INFORMATION

(unaudited)

earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.

With respect to fees paid to Subadvisers under the Subadvisory Agreements, the Board did not consider profitability information with respect to the Subadvisers, which are not affiliated with the Adviser. The Board considered that those contracts had been negotiated on an arm’s-length basis between the Adviser and each Subadviser, and that each Subadviser’s separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the Subadvisory Agreements.

Economies of Scale and Breakpoints

The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fee rates, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers by the Adviser, and/or a lower overall fee rate. The Board viewed favorably that the Adviser would be implementing additional breakpoints for certain Funds effective January 1, 2015.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, reputational benefits in the investment advisory community and the engagement of affiliates as service providers to the Funds. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

The Board also considered other potential benefits to the Adviser and its affiliates derived from its relationship with the Trust, including, among other things, research received by the Adviser generated from commission dollars spent on the Funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the costs relative to the services performed. The Board considered the Adviser’s brokerage reports and representations that it evaluates any soft-dollar arrangements for compliance with applicable requirements, particularly with respect to the safe harbor contained in Section 28(e) of the Securities Exchange Act of 1934, and for compliance with the Adviser’s duty to seek best execution.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement and the Subadvisory Agreements, and the Board, including all of the Independent Trustees voting separately, approved each of the agreements.

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

1. The following sentences are hereby added to “Principal Strategies” in the “Summary Section” of the prospectus of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund (the “Funds”):

The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

2. The following risk is hereby added to “Principal Risks” in the “Summary Section” and to “More About Investment Strategies and Risks—Glossary of Principal Risks” in the prospectus of the Funds:

Derivatives Risk: The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

The date of this Supplement is May 4, 2015.

Please include this Supplement with your Prospectus.

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Growth and Income Plus Fund

Thrivent Balanced Income Plus Fund

Thrivent Diversified Income Plus Fund

Thrivent Opportunity Income Plus Fund

1. The following is hereby added to “Principal Strategies” in the “Summary Section” of the prospectuses for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, and Thrivent Opportunity Income Plus Fund (collectively, the “Funds”):

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

2. The following risk is hereby added to “Principal Risks” in the “Summary Section” of the prospectuses for the Funds:

ETF Risk: An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

3. The disclosure in “Exchange Traded Funds (ETFs)” under “More about Investment Strategies and Risks—Other Securities and Investment Practices” of the prospectuses for the Funds is hereby deleted and replaced with the following:

Each of the Funds, except Thrivent Money Market Fund, may invest in ETFs. An ETF is an investment company that holds a portfolio of investments generally designed to track the performance of an index, including industry, sector, country and region indexes. An ETF trades on a securities exchange.

Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Fund. The Funds may rely on these exemptive orders in order to invest in certain ETFs beyond the foregoing statutory limitations.

4. The following is hereby added under “More about Investment Strategies and Risks—Glossary of Principal Risks” in the prospectuses of the Funds:

ETF Risk: An ETF is subject to the risks of the underlying investments that it holds. For index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) and a Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. In addition, ETF shares may trade at a premium or discount to their net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) trading of its shares may be halted by the exchange, and (iii) its shares may be delisted from the exchange.

The date of this Supplement is June 25, 2015.

Please include this Supplement with your Prospectus.

THRIVENT
MUTUAL FUNDS

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THRIVENT® MUTUAL FUNDS

625 Fourth Ave. S., Minneapolis, MN 55415-1665

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In response to concerns regarding multiple mailings, we will send one copy of a prospectus, the annual and semiannual reports, and privacy notices to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy, call us toll-free at 800-847-4836. If you wish to revoke householding in the future, you may write to us at 4321 N. Ballard Road, Appleton, WI, 54919-0001 or you may call us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of receiving your request.

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Securities offered through Thrivent Investment Management Inc., 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA and SIPC member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

23459SAR R6-15

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments
(a)	The summary schedule of investments for these funds; Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Balanced Income Plus Fund, Opportunity Income Plus Fund, Partner Worldwide Allocation Fund and Municipal Bond Fund, are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for said funds are filed under this Item.

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Affiliated Mutual Funds (52.3%)	Value
Equity Mutual Funds (50.0%)
1,542,522	Thrivent Natural Resources Fund	$13,620,471
820,923	Thrivent Partner Small Cap Value Fund	15,810,978
1,118,928	Thrivent Small Cap Stock Fund	24,124,092
1,766,245	Thrivent Mid Cap Growth Fund	42,937,408
2,128,120	Thrivent Partner Mid Cap Value Fund	29,985,215
2,066,230	Thrivent Mid Cap Stock Fund	49,196,947
10,803,541	Thrivent Partner Worldwide Allocation Fund	112,248,787
6,577,751	Thrivent Large Cap Growth Fund	61,173,083
2,468,416	Thrivent Large Cap Value Fund	51,392,428
1,082,530	Thrivent Large Cap Stock Fund	29,130,894

	Total	429,620,303

Fixed Income Mutual Funds (2.3%)
1,049,133	Thrivent High Yield Fund	5,235,176
402,957	Thrivent Income Fund	3,743,467
440,584	Thrivent Opportunity Income Plus Fund	4,577,671
507,647	Thrivent Limited Maturity Bond Fund	6,335,439

	Total	19,891,753

	Total Affiliated Mutual Funds (cost $349,790,834)	449,512,056

Shares	Common Stock (36.2%)	Value
Consumer Discretionary (4.7%)
19,250	Aaron’s, Inc.	654,500
5,200	Amazon.com, Inc.[a]	2,193,256
2,650	AutoZone, Inc.[a]	1,782,549
6,800	Barnes & Noble, Inc.[a]	148,920
7,000	Bed Bath & Beyond, Inc.[a]	493,220
7,600	Best Buy Company, Inc.	263,340
1,400	Big Lots, Inc.	63,798
1,200	Brinker International, Inc.	66,444
17,357	Brunswick Corporation	868,544
15,428	Burlington Stores, Inc.[a]	795,622
3,050	Carnival Corporation	134,108
6,790	CBS Corporation	421,863
7,126	Cedar Fair, LP	402,120
6,050	Cheesecake Factory, Inc.	303,287
2,550	Coinstar, Inc.	169,397
33,100	Comcast Corporation[b]	1,911,856
9,396	Core-Mark Holding Company, Inc.	495,263
17,186	Del Frisco’s Restaurant Group, Inc.[a]	346,642
3,848	Delphi Automotive plc	319,384
1,800	DeVry Education Group, Inc.	54,432
9,950	DISH Network Corporation[a]	673,217
24,400	Ford Motor Company	385,520
7,100	Gap, Inc.	281,444
20,524	G-III Apparel Group, Ltd.[a]	2,281,858
3,800	Harley-Davidson, Inc.	213,598
3,275	Harman International Industries, Inc.	426,994
5,600	Hilton Worldwide Holdings, Inc.[a]	162,176
14,200	Home Depot, Inc.[b]	1,519,116
23,580	Houghton Mifflin Harcourt Company[a]	539,039
12,907	Imax Corporation[a]	482,206
18,025	Kate Spade & Company[a]	589,417
11,740	Kohl’s Corporation	841,171
14,887	Las Vegas Sands Corporation	787,225
6,850	Liberty Interactive Corporation[a]	197,006
4,011	Lithia Motors, Inc.	400,017
10,950	Lowe’s Companies, Inc.	754,017
15,000	Macy’s, Inc.	969,450
950	Marriott Vacations Worldwide Corporation	78,100
26,852	MDC Partners, Inc.	562,281
5,600	Nautilus, Inc.[a]	94,136
2,400	Newell Rubbermaid, Inc.	91,512
13,800	NIKE, Inc.	1,363,992
37,936	NutriSystem, Inc.	722,681
26,353	Oxford Industries, Inc.	2,093,746
6,730	Papa John’s International, Inc.	413,020
10,604	Red Robin Gourmet Burgers, Inc.[a]	796,254
3,908	Restoration Hardware Holdings, Inc.[a]	336,752
6,500	Scientific Games Corporation[a]	82,355
5,500	Scripps Networks Interactive, Inc.	384,230
78,600	Sirius XM Holdings, Inc.[a]	310,470
7,747	Skechers USA, Inc.[a]	696,610
38,500	Starbucks Corporation	1,908,830
17,400	Target Corporation	1,371,642
11,325	Tenneco, Inc.[a]	661,946
3,160	Time Warner Cable, Inc.	491,443
11,900	Time, Inc.	271,677
11,750	Toll Brothers, Inc.[a]	417,595
2,750	Tower International, Inc.[a]	71,115
48,410	Tuesday Morning Corporation[a]	765,846
6,974	Vail Resorts, Inc.	691,891
5,900	Wyndham Worldwide Corporation	503,860
16,500	Yum! Brands, Inc.	1,418,340
14,410	Zoe’s Kitchen, Inc.[a]	441,378

	Total	40,433,718

Consumer Staples (1.5%)
30,000	Altria Group, Inc.	1,501,500
6,900	Anheuser-Busch InBev NV ADR	828,276
11,050	Archer-Daniels-Midland Company	540,124
9,300	Avon Products, Inc.	75,981
5,710	B&G Foods, Inc.	173,584
1,966	Boston Beer Company, Inc.[a]	487,175
1,250	Coca-Cola Enterprises, Inc.	55,512
7,420	CVS Health Corporation	736,732
4,450	Ingredion, Inc.	353,330
3,300	Keurig Green Mountain, Inc.	384,021
1,930	Kimberly-Clark Corporation	211,702
3,900	Molson Coors Brewing Company	286,689
19,823	Mondelez International, Inc.	760,609
4,703	Philip Morris International, Inc.	392,559
1,950	Pilgrim’s Pride Corporation	48,165
5,400	Pinnacle Foods, Inc.	218,970
8,800	Reynolds American, Inc.	645,040
44,300	Rite Aid Corporation[a]	341,553
9,200	Sysco Corporation	340,676
14,450	TreeHouse Foods, Inc.[a]	1,174,207
6,600	Tyson Foods, Inc.	260,700
12,473	United Natural Foods, Inc.[a]	841,429
5,300	Walgreens Boots Alliance, Inc.	439,529
19,100	Wal-Mart Stores, Inc.	1,490,755
10,890	WhiteWave Foods Company[a]	478,833

	Total	13,067,651

Energy (5.2%)
21,400	Cabot Oil & Gas Corporation	723,748
39,330	Cameron International Corporation[a]	2,156,071
41,600	Canadian Natural Resources, Ltd.	1,383,200
3,100	Chesapeake Energy Corporation	48,887
10,520	Chevron Corporation[b]	1,168,351
850	Cimarex Energy Company	105,740
157,900	Cobalt International Energy, Inc.[a]	1,689,530

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (36.2%)	Value
Energy (5.2%) - continued
7,050	Comstock Resources, Inc.	$37,859
8,650	Concho Resources, Inc.[a]	1,095,609
1,200	ConocoPhillips	81,504
4,900	Denbury Resources, Inc.	43,169
1,975	Diamondback Energy, Inc.[a]	163,076
700	Dril-Quip, Inc.[a]	55,804
650	Energen Corporation	46,260
1,200	Ensco plc	32,736
39,270	EOG Resources, Inc.	3,885,766
39,060	EQT Corporation	3,513,056
31,650	Exxon Mobil Corporation	2,765,260
3,200	FMC Technologies, Inc.[a]	141,120
2,500	Green Plains, Inc.	77,850
1,450	Gulfmark Offshore, Inc.	21,765
700	Gulfport Energy Corporation[a]	34,258
2,850	Helix Energy Solutions Group, Inc.[a]	46,968
13,970	Helmerich & Payne, Inc.	1,089,241
1,875	HollyFrontier Corporation	72,713
6,050	Kosmos Energy, Ltd.[a]	59,169
16,690	Laredo Petroleum Holdings, Inc.[a]	263,702
60,814	Marathon Oil Corporation	1,891,315
23,300	Marathon Petroleum Corporation	2,296,681
13,680	Market Vectors Oil Service ETF	534,067
1,050	National Oilwell Varco, Inc.	57,130
1,650	Newfield Exploration Company[a]	64,746
1,615	Noble Energy, Inc.	81,913
76,498	Oasis Petroleum, Inc.[a]	1,372,374
1,265	Oceaneering International, Inc.	69,714
1,125	Oil States International, Inc.[a]	53,539
2,350	Patterson-UTI Energy, Inc.	52,522
92,000	Petroleo Brasileiro SA ADR[a]	874,000
37,530	Rex Energy Corporation[a]	187,650
16,830	Rosetta Resources, Inc.[a]	384,229
61,630	Rowan Companies plc	1,305,940
25,260	Schlumberger, Ltd.	2,389,849
6,276	SemGroup Corporation	528,376
1,040	SM Energy Company	60,289
51,350	Southwestern Energy Company[a]	1,439,341
66,900	Suncor Energy, Inc. ADR	2,180,940
7,700	Superior Energy Services, Inc.	196,350
500	Tesoro Corporation	42,915
47,800	Total SA ADR	2,585,980
47,836	Trinidad Drilling, Ltd.	201,018
18,968	U.S. Silica Holdings, Inc.	708,455
251,180	Weatherford International, Ltd.[a]	3,654,669
4,300	Western Refining, Inc.	189,415
6,820	Whiting Petroleum Corporation[a]	258,546
1,450	World Fuel Services Corporation	80,475

	Total	44,544,850

Financials (6.4%)
2,190	ACE, Ltd.	234,308
3,884	Affiliated Managers Group, Inc.[a]	878,289
6,050	Allied World Assurance Company Holdings AG	248,897
3,509	Allstate Corporation	244,437
7,270	American Assets Trust, Inc.	289,346
9,700	American Campus Communities, Inc.	389,358
6,800	American Capital Agency Corporation	140,318
11,200	American International Group, Inc.	630,448
6,975	Argo Group International Holdings, Ltd.	341,705
22,280	Assured Guaranty, Ltd.	579,057
59,080	Bank of America Corporation	941,144
18,789	Bank of the Ozarks, Inc.	728,262
2,450	Banner Corporation	110,789
23,750	BBCN Bancorp, Inc.	337,012
12,450	Berkshire Hathaway, Inc.[a]	1,758,064
6,600	Blackstone Group, LP	270,336
4,600	Boston Private Financial Holdings, Inc.	60,490
11,700	Brixmor Property Group, Inc.	274,365
3,850	Camden Property Trust	289,058
6,000	Capital One Financial Corporation	485,100
5,400	CBL & Associates Properties, Inc.	97,254
1,850	CBRE Group, Inc.[a]	70,929
27,100	Chambers Street Properties	203,250
7,300	Charles Schwab Corporation	222,650
14,563	Chesapeake Lodging Trust	462,375
25,770	Citigroup, Inc.	1,374,056
1,702	CNA Financial Corporation	68,591
40,780	CNO Financial Group, Inc.	693,260
7,000	Comerica, Inc.	331,870
9,900	Corporate Office Properties Trust	261,261
10,650	Crown Castle International Corporation	889,594
19,900	CYS Investments, Inc.[a]	177,508
3,150	DDR Corporation	53,708
4,200	Digital Realty Trust, Inc.	266,322
4,900	Discover Financial Services	284,053
18,200	Duke Realty Corporation	360,542
11,860	Encore Capital Group, Inc.[a]	479,618
22,675	Essent Group, Ltd.[a]	565,741
17,668	Evercore Partners, Inc.	852,304
3,600	Extra Space Storage, Inc.	237,348
3,325	FelCor Lodging Trust, Inc.	36,941
10,850	First Republic Bank	632,447
2,400	General Growth Properties, Inc.	65,760
3,700	Government Properties Income Trust	77,108
4,350	Green Dot Corporation[a]	70,035
50,021	Hanmi Financial Corporation	1,064,447
14,771	HCC Insurance Holdings, Inc.	841,356
9,300	Highwoods Properties, Inc.	400,272
7,000	Hospitality Properties Trust	210,560
46,718	Host Hotels & Resorts, Inc.	940,901
118,900	Huntington Bancshares, Inc.	1,291,254
5,290	Intercontinental Exchange, Inc.	1,187,764
16,220	Invesco, Ltd.	671,832
27,823	iShares Russell 2000 Growth Index Fund	4,091,372
14,260	iShares Russell 2000 Index Fund	1,727,742
14,301	J.P. Morgan Chase & Company	904,681
21,542	Kennedy-Wilson Holdings, Inc.	533,811
29,150	KeyCorp	421,217
11,068	Lazard, Ltd.	586,936
13,900	Lexington Realty Trust	128,853
4,400	Liberty Property Trust	153,296
3,600	M&T Bank Corporation	430,812
8,650	MasterCard, Inc.	780,317
7,600	MBIA, Inc.[a]	66,500
12,110	MetLife, Inc.	621,122
6,050	Mid-America Apartment Communities, Inc.	451,391
28,020	Morgan Stanley	1,045,426
14,700	NASDAQ OMX Group, Inc.	714,861
8,050	Northern Trust Corporation	588,857
25,319	PacWest Bancorp	1,141,887
11,860	Parkway Properties, Inc.	192,962
11,450	Pebblebrook Hotel Trust	491,663
10,790	Primerica, Inc.	498,714
4,600	Progressive Corporation	122,636
11,500	Ramco-Gershenson Properties Trust	201,020

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (36.2%)	Value
Financials (6.4%) - continued
4,800	Retail Properties of America, Inc.	$72,528
2,500	RLJ Lodging Trust	74,175
35,200	SLM Corporation[a]	358,688
700	Sovran Self Storage, Inc.	61,138
38,900	SPDR Euro Stoxx 50 ETF	1,541,218
28,105	SPDR S&P 500 ETF Trust	5,860,455
19,772	Summit Hotel Properties, Inc.	260,397
4,133	Sunstone Hotel Investors, Inc.	64,392
2,430	SVB Financial Group[a]	322,607
36,860	Synovus Financial Corporation	1,019,548
15,590	Talmer Bancorp, Inc.	239,774
19,060	Terreno Realty Corporation	405,597
25,690	Visa, Inc.	1,696,825
4,350	Wells Fargo & Company	239,685
36,256	Western Alliance Bancorp[a]	1,121,036
8,500	Western Asset Mortgage Capital Corporation	124,185
2,100	Weyerhaeuser Company	66,171
22,250	Zions Bancorporation	630,454

	Total	54,728,643

Health Care (5.3%)
1,150	Abaxis, Inc.	73,600
42,590	Abbott Laboratories	1,977,028
16,094	Acadia Healthcare Company, Inc.[a]	1,102,439
1,850	Acceleron Pharma, Inc.[a]	51,153
29,760	Acorda Therapeutics, Inc.[a]	894,883
6,330	Actavis plc[a]	1,790,504
12,100	Aetna, Inc.	1,293,127
18,450	Affymetrix, Inc.[a]	223,799
33,673	Akorn, Inc.[a]	1,402,144
9,270	Alexion Pharmaceuticals, Inc.[a]	1,568,762
17,987	Align Technology, Inc.[a]	1,058,355
22,850	Allscripts Healthcare Solutions, Inc.[a]	303,905
4,750	Amgen, Inc.	750,072
34,958	AMN Healthcare Services, Inc.[a]	797,392
4,356	Anacor Pharmaceuticals, Inc.[a]	229,518
6,250	Baxter International, Inc.	429,625
62,700	Boston Scientific Corporation[a]	1,117,314
3,350	Bruker Corporation[a]	63,516
3,326	C.R. Bard, Inc.	554,045
14,400	Cambrex Corporation[a]	554,256
3,200	Cardinal Health, Inc.	269,888
16,684	Cardiovascular Systems, Inc.[a]	522,209
26,832	Centene Corporation[a]	1,663,316
20,030	Cerner Corporation[a]	1,438,354
9,049	Cyberonics, Inc.[a]	551,175
44,445	Depomed, Inc.[a]	1,033,791
2,100	Edwards Lifesciences Corporation[a]	265,965
1,600	Endo International plc[a]	134,504
7,100	EXACT Sciences Corporation[a]	148,390
56,255	ExamWorks Group, Inc.[a]	2,303,642
3,000	Express Scripts Holding Company[a]	259,200
21,440	Gilead Sciences, Inc.[a]	2,154,934
1,150	Greatbatch, Inc.[a]	62,008
11,600	HCA Holdings, Inc.[a]	858,516
16,250	Hologic, Inc.[a]	548,275
3,000	Illumina, Inc.[a]	552,750
21,972	Impax Laboratories, Inc.[a]	994,453
14,400	Inogen, Inc.[a]	529,056
40,179	Ironwood Pharmaceuticals, Inc.[a]	548,845
1,346	Johnson & Johnson	133,523
2,200	Medivation, Inc.[a]	265,628
4,196	Medtronic, Inc.	312,392
13,520	Merck & Company, Inc.	805,251
14,267	Neurocrine Biosciences, Inc.[a]	486,362
41,532	NuVasive, Inc.[a]	1,857,726
38,950	Pfizer, Inc.	1,321,573
2,650	PharMerica Corporation[a]	75,949
1,500	Providence Service Corporation[a]	63,780
1,724	Puma Biotechnology, Inc.[a]	311,320
8,600	Quest Diagnostics, Inc.	614,212
1,600	Quintiles Transnational Holdings, Inc.[a]	105,408
8,250	Spectrum Pharmaceuticals, Inc.[a]	46,613
15,045	Team Health Holdings, Inc.[a]	896,231
20,890	Teleflex, Inc.	2,568,634
550	Thermo Fisher Scientific, Inc.	69,124
12,500	UnitedHealth Group, Inc.	1,392,500
5,100	Universal Health Services, Inc.	596,445
32,600	Veeva Systems, Inc.[a]	865,530
12,364	Vertex Pharmaceuticals, Inc.[a]	1,524,234
3,550	Waters Corporation[a]	444,424

	Total	45,831,567

Industrials (4.2%)
2,100	AAR Corporation	63,504
19,000	ADT Corporation	714,400
9,300	Allison Transmission Holdings, Inc.	285,324
2,550	Argan, Inc.	82,391
1,700	Boeing Company	243,678
3,177	Briggs & Stratton Corporation	62,110
3,500	Caterpillar, Inc.	304,080
14,870	CLARCOR, Inc.	966,550
8,400	Con-way, Inc.	345,240
13,200	CSX Corporation	476,388
9,820	Curtiss-Wright Corporation	717,449
51,920	Delta Air Lines, Inc.	2,317,709
22,863	EMCOR Group, Inc.	1,020,376
7,840	Esterline Technologies Corporation[a]	872,514
12,500	Expeditors International of Washington, Inc.	572,875
7,350	Federal Signal Corporation	115,542
11,650	Flowserve Corporation	681,874
3,300	Fluor Corporation	198,462
6,615	Generac Holdings, Inc.[a]	275,779
24,794	Granite Construction, Inc.	860,600
11,549	H&E Equipment Services, Inc.	285,491
31,179	Healthcare Services Group, Inc.	943,788
9,714	Heico Corporation	542,430
15,754	HNI Corporation	734,767
3,839	Honeywell International, Inc.	387,432
4,400	Huntington Ingalls Industries, Inc.	578,996
28,078	Huron Consulting Group, Inc.[a]	1,702,088
30,910	Ingersoll-Rand plc	2,035,114
35,737	Interface, Inc.	776,565
5,930	Jacobs Engineering Group, Inc.[a]	254,160
9,200	KAR Auction Services, Inc.	342,332
28,870	Korn/Ferry International	910,271
680	Landstar System, Inc.	42,371
4,100	Manpower, Inc.	349,853
2,810	MasTec, Inc.[a]	50,411
4,450	Meritor, Inc.[a]	58,384
10,901	Middleby Corporation[a]	1,104,707
4,100	Mistras Group, Inc.[a]	73,636
7,700	Nielsen NV	346,038
1,000	Old Dominion Freight Line, Inc.[a]	71,130
26,030	On Assignment, Inc.[a]	875,909
14,562	Oshkosh Corporation	784,018
4,382	Parker Hannifin Corporation	523,036
13,470	Pentair, Ltd.	837,160
21,129	PGT, Inc.[a]	239,180

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (36.2%)	Value
Industrials (4.2%) - continued
30,260	Progressive Waste Solutions, Ltd.	$874,817
15,862	Proto Labs, Inc.[a]	1,110,340
38,085	Ritchie Brothers Auctioneers, Inc.	963,170
14,626	Saia, Inc.[a]	596,009
20,650	Southwest Airlines Company	837,564
1,650	Spirit Aerosystems Holdings, Inc.[a]	83,969
11,894	Spirit Airlines, Inc.[a]	814,382
20,988	Swift Transportation Company[a]	507,910
9,264	Tennant Company	595,583
16,030	Union Pacific Corporation	1,702,867
3,600	WABCO Holdings, Inc.[a]	448,020
16,647	WageWorks, Inc.[a]	839,009
4,113	Watsco, Inc.	494,753

	Total	35,894,505

Information Technology (6.8%)
19,009	A10 Networks, Inc.[a]	86,491
12,760	Alibaba Group Holding, Ltd. ADR[a]	1,037,260
3,550	Alliance Data Systems Corporation[a]	1,055,451
11,388	Ambarella, Inc.[a]	833,032
2,800	Amdocs, Ltd.	154,196
28,779	Apple, Inc.	3,601,692
37,594	Applied Materials, Inc.	743,985
62,986	Applied Micro Circuits Corporation[a]	338,235
9,850	Applied Optoelectronics, Inc.[a]	140,658
11,630	Arista Networks, Inc.[a]	744,436
13,290	ARM Holdings plc ADR	677,657
17,795	Aspen Technology, Inc.[a]	789,920
124,790	Atmel Corporation	945,908
3,250	AVG Technologies NVa	77,740
5,700	Booz Allen Hamilton Holding Corporation	156,750
17,600	Broadcom Corporation	778,008
18,010	Broadridge Financial Solutions, Inc.	971,099
30,150	Brocade Communications Systems, Inc.	340,695
14,885	Cardtronics, Inc.[a]	561,611
8,987	Cavium, Inc.[a]	582,268
5,700	CDW Corporation	218,424
3,050	Cirrus Logic, Inc.[a]	103,029
68,230	Cisco Systems, Inc.	1,967,071
4,250	Citrix Systems, Inc.[a]	285,430
16,574	Cognex Corporation[a]	744,007
5,639	Coherent, Inc.[a]	338,340
1,550	Computer Sciences Corporation	99,897
2,800	Comtech Telecommunications Corporation	80,920
14,439	Constant Contact, Inc.[a]	503,199
7,027	Cornerstone OnDemand, Inc.[a]	201,183
45,150	Corning, Inc.	944,989
14,082	Dealertrack Technologies, Inc.[a]	553,563
11,869	Demandware, Inc.[a]	731,130
17,262	DST Systems, Inc.	1,986,511
16,024	eBay, Inc.[a]	933,558
7,350	Electronic Arts, Inc.[a]	426,961
75,980	EMC Corporation	2,044,622
12,660	Envestnet, Inc.[a]	648,952
24,900	Facebook, Inc.[a]	1,961,373
12,008	FARO Technologies, Inc.[a]	478,279
11,150	FEI Company	841,379
2,250	Google, Inc., Class Aa	1,234,733
2,381	Google, Inc., Class Ca	1,279,407
34,138	Guidewire Software, Inc.[a]	1,705,193
15,364	HomeAway, Inc.[a]	429,424
4,600	IAC/InterActiveCorporation	321,172
16,961	Juniper Networks, Inc.	448,279
4,920	LinkedIn Corporation[a]	1,240,480
7,604	Manhattan Associates, Inc.[a]	399,666
18,450	Marvell Technology Group, Ltd.	258,485
4,800	Maxim Integrated Products, Inc.	157,584
49,357	MaxLinear, Inc.[a]	421,015
14,340	Microsemi Corporation[a]	478,382
9,250	Microsoft Corporation	449,920
9,907	Monolithic Power Systems, Inc.	513,480
22,910	National Instruments Corporation	655,226
22,650	NetApp, Inc.	821,062
3,369	Newport Corporation[a]	64,247
76,598	NVIDIA Corporation	1,700,093
11,500	Oracle Corporation	501,630
9,105	Plantronics, Inc.	485,023
4,850	Polycom, Inc.[a]	63,293
10,950	Progress Software Corporation[a]	289,080
22,563	Proofpoint, Inc.[a]	1,217,951
10,650	QUALCOMM, Inc.[b]	724,200
5,950	Rackspace Hosting, Inc.[a]	320,705
8,800	Red Hat, Inc.[a]	662,288
23,350	Salesforce.com, Inc.[a]	1,700,347
3,100	Samsung Electronics Company, Ltd. GDR	2,032,942
5,247	Sonus Networks, Inc.[a]	41,556
7,700	Symantec Corporation	191,923
7,300	Teradata Corporation[a]	321,127
22,589	Teradyne, Inc.	412,249
7,450	Texas Instruments, Inc.	403,864
9,704	Textura Corporation[a]	253,954
3,900	Total System Services, Inc.	154,284
2,080	Tyler Technologies, Inc.[a]	253,656
4,081	Ultimate Software Group, Inc.[a]	678,344
6,500	Vantiv, Inc.[a]	254,150
15,490	Veeco Instruments, Inc.[a]	457,110
54,601	Virtusa Corporation[a]	2,173,120
2,400	WebMD Health Corporation[a]	105,960
3,900	Western Digital Corporation	381,186
54,250	Xerox Corporation	623,875
12,300	Xilinx, Inc.	533,328

	Total	58,524,902

Materials (1.4%)
3,600	Agnico Eagle Mines, Ltd.	109,080
22,450	Alcoa, Inc.	301,279
2,550	Avery Dennison Corporation	141,754
3,550	Ball Corporation	260,605
21,900	Barrick Gold Corporation	285,138
8,500	Berry Plastics Group, Inc.[a]	290,870
3,320	Celanese Corporation	220,315
31,801	Chemtura Corporation[a]	958,164
800	Compass Minerals International, Inc.	70,664
6,500	Crown Holdings, Inc.[a]	352,690
5,050	Dow Chemical Company	257,550
5,490	Eagle Materials, Inc.	457,811
3,900	Eastman Chemical Company	297,258
12,600	Eldorado Gold Corporation	62,496
5,850	Ferro Corporation[a]	78,917
2,800	Franco-Nevada Corporation	145,124
17,250	Freeport-McMoRan, Inc.	401,407
15,200	Goldcorp, Inc.	286,216
43,812	Graphic Packaging Holding Company	617,749
32,330	Horsehead Holding Corporation[a]	483,334
1,500	Innophos Holdings, Inc.	79,260
10,900	International Paper Company	585,548
20,700	Kinross Gold Corporation[a]	50,301
800	LyondellBasell Industries NV	82,816

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (36.2%)	Value
Materials (1.4%) - continued
1,150	Martin Marietta Materials, Inc.	$164,048
18,760	Materials Select Sector SPDR Fund	945,879
3,900	MeadWestvaco Corporation	190,320
9,250	Newmont Mining Corporation	245,032
4,850	Nucor Corporation	236,971
16,900	Owens-Illinois, Inc.[a]	404,079
2,400	Packaging Corporation of America	166,056
19,870	PolyOne Corporation	775,924
9,800	Rock-Tenn Company	617,204
1,350	Royal Gold, Inc.	87,116
4,750	Sealed Air Corporation	216,600
1,150	Silgan Holdings, Inc.	61,951
7,300	Silver Wheaton Corporation	144,102
1,400	Sonoco Products Company	62,566
2,450	Southern Copper Corporation	79,821
26,994	Steel Dynamics, Inc.	597,377
12,650	Teck Resources, Ltd.	192,027
2,350	Vulcan Materials Company	200,972
16,750	Yamana Gold, Inc.	63,985

	Total	12,328,376

Telecommunications Services (<0.1%)
8,294	Verizon Communications, Inc.	418,349
16,600	Vonage Holdings Corporation[a]	76,858

	Total	495,207

Utilities (0.7%)
2,300	Atmos Energy Corporation	124,200
8,400	Dynegy, Inc.[a]	279,468
5,800	Edison International, Inc.	353,452
4,200	Entergy Corporation	324,156
19,100	FirstEnergy Corporation	685,881
4,730	Laclede Group, Inc.	245,629
4,210	NiSource, Inc.	182,798
15,660	NorthWestern Corporation	815,729
8,500	NRG Energy, Inc.	214,540
2,300	OGE Energy Corporation	75,164
10,930	PG&E Corporation	578,416
6,670	Portland General Electric Company	234,517
10,450	Public Service Enterprise Group, Inc.	434,093
13,150	Southern Company	582,545
3,600	Westar Energy, Inc.	135,540
12,700	Wisconsin Energy Corporation	623,824

	Total	5,889,952

	Total Common Stock (cost $263,711,931)	311,739,371

Principal Amount	Long-Term Fixed Income (2.5%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036[c]	454,158

	Total	454,158

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
54,141	0.631%, 12/25/2035[d]	28,883
	Residential Asset Securitization Trust
73,471	0.561%, 8/25/2037[d]	26,325
	Sequoia Mortgage Trust
137,060	3.191%, 9/20/2046	109,553
	WaMu Mortgage Pass Through Certificates
65,307	2.243%, 9/25/2036	58,734
96,274	2.261%, 10/25/2036	86,151

	Total	309,646

Energy (0.4%)
	Antero Resources Corporation
175,000	5.125%, 12/1/2022	174,125
	Bonanza Creek Energy, Inc.
175,000	6.750%, 4/15/2021	178,062
	Chaparral Energy, Inc.
210,000	7.625%, 11/15/2022	168,000
	Chesapeake Energy Corporation
140,000	4.875%, 4/15/2022	129,150
	Concho Resources, Inc.
140,000	5.500%, 10/1/2022	142,464
50,000	5.500%, 4/1/2023	50,688
	Energy XXI Gulf Coast, Inc.
105,000	11.000%, 3/15/2020[e]	100,275
	Halcon Resources Corporation
245,000	8.875%, 5/15/2021[f]	191,345
	Hornbeck Offshore Services, Inc.
50,000	5.875%, 4/1/2020	45,250
150,000	5.000%, 3/1/2021	124,875
	Jones Energy Holdings, LLC
245,000	6.750%, 4/1/2022	242,550
	Laredo Petroleum, Inc.
175,000	5.625%, 1/15/2022	176,094
	Linn Energy, LLC
190,000	8.625%, 4/15/2020	173,018
	MEG Energy Corporation
190,000	7.000%, 3/31/2024[e]	187,188
	Memorial Production Partners, LP
165,000	7.625%, 5/1/2021	161,287
	Oasis Petroleum, Inc.
120,000	6.500%, 11/1/2021	120,600
70,000	6.875%, 3/15/2022	71,225
	Offshore Group Investment, Ltd.
140,000	7.125%, 4/1/2023	89,600
	Pacific Drilling SA
210,000	5.375%, 6/1/2020[e]	177,975
	Precision Drilling Corporation
140,000	5.250%, 11/15/2024	121,100
	Range Resources Corporation
175,000	5.000%, 3/15/2023	177,625
	Rice Energy, Inc.
175,000	7.250%, 5/1/2023[e]	182,000
	Rosetta Resources, Inc.
175,000	5.875%, 6/1/2024	173,688
	Whiting Petroleum Corporation
190,000	5.750%, 3/15/2021	192,732

	Total	3,550,916

Mortgage-Backed Securities (0.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
750,000	3.000%, 5/1/2029[g]	785,039

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (2.5%)	Value
Mortgage-Backed Securities (0.8%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$750,000	4.000%, 5/1/2044[g]	$800,320
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
950,000	3.500%, 5/1/2029[g]	1,008,484
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,450,000	3.500%, 5/1/2044[g]	1,519,102
1,325,000	4.000%, 5/1/2044[g]	1,415,861
1,225,000	4.500%, 5/1/2045[g]	1,333,240

	Total	6,862,046

U.S. Government and Agencies (1.2%)
	U.S. Treasury Notes
75,000	0.625%, 10/15/2016	75,193
600,000	0.875%, 11/15/2017	601,172
575,000	1.500%, 10/31/2019	578,189
200,000	1.875%, 6/30/2020	203,922
250,000	2.125%, 9/30/2021	255,801
3,000,000	2.250%, 11/15/2024	3,055,548
2,550,000	3.625%, 2/15/2044	3,003,622
	U.S. Treasury Notes, TIPS
2,030,520	0.125%, 4/15/2018	2,078,903

	Total	9,852,350

	Total Long-Term Fixed Income (cost $20,299,453)	21,029,116

Shares	Collateral Held for Securities Loaned (<0.1%)	Value
205,570	Thrivent Cash Management Trust	205,570

	Total Collateral Held for Securities Loaned (cost $205,570)	205,570

Shares or Principal Amount	Short-Term Investments (9.7%)[h]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.067%, 7/6/2011[b]	1,999,754
5,000,000	0.050%, 5/13/2015	4,999,917
17,000,000	0.068%, 5/15/2015[b]	16,999,549
9,000,000	0.055%, 5/22/2015[b]	8,999,711
8,000,000	0.058%, 5/26/2015	7,999,681
4,000,000	0.060%, 5/29/2015	3,999,813
2,000,000	0.060%, 6/1/2015	1,999,897
4,000,000	0.061%, 6/3/2015	3,999,776
4,636,000	0.060%, 6/17/2015[b]	4,635,637
3,000,000	0.070%, 6/26/2015	2,999,673
1,000,000	0.060%, 7/7/2015[b]	999,888
1,500,000	0.085%, 7/8/2015[b]	1,499,759
9,000,000	0.080%, 7/15/2015	8,998,500
3,500,000	0.075%, 7/17/2015	3,499,439
	Federal Home Loan Mortgage Corporation Discount Notes
1,700,000	0.060%, 5/11/2015[b]	1,699,972
2,000,000	0.075%, 6/10/2015[b]	1,999,833
1,300,000	0.060%, 6/17/2015	1,299,898
	Federal National Mortgage Association Discount Notes
2,000,000	0.042%, 5/13/2015	1,999,972
3,000,000	0.130%, 8/12/2015[b]	2,998,884

	Total Short-Term Investments (at amortized cost)	83,629,553

	Total Investments (cost $717,637,341) 100.7%	$866,115,666

	Other Assets and Liabilities, Net (0.7%)	(6,070,013)

	Total Net Assets 100.0%	$860,045,653

a	Non-income producing security.
b	At April 30, 2015, $16,166,895 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $647,438 or 0.1% of total net assets.

f	All or a portion of the security is on loan.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Basic Materials (0.2%)
	Axalta Coating Systems US Holdings, Inc., Term Loan
$356,828	3.750%, 2/1/2020	$357,542
	Fortescue Metals Group, Ltd., Term Loan
2,023,436	3.750%, 6/30/2019	1,824,593
	Ineos Group Holdings, Ltd., Term Loan
618,311	3.750%, 5/4/2018	619,164
	NewPage Corporation, Term Loan
587,575	9.500%, 2/11/2021	534,447
	Wausau Paper Corporation, Term Loan
519,813	6.500%, 7/30/2020	523,711

	Total	3,859,457

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
668,725	3.750%, 10/9/2019	666,719
	Berry Plastics Group, Inc., Term Loan
808,500	3.500%, 2/8/2020	808,346
	Silver II Borrower, Term Loan
201,382	4.000%, 12/13/2019	196,297
	STHI Holding Corporation, Term Loan
184,075	4.500%, 8/6/2021	183,768

	Total	1,855,130

Communications Services (0.7%)
	Atlantic Broadband Penn, LLC, Term Loan
259,435	3.250%, 11/30/2019	258,626
	Birch Communication Inc., Term Loan
510,052	7.750%, 7/17/2020	506,227
	Cable & Wireless Communications plc, Term Loan
94,957	5.500%, 4/28/2017	94,957
	Cengage Learning Acquisitions, Term Loan
1,296,900	7.000%, 3/31/2020	1,303,787
	Cequel Communications, LLC, Term Loan
250,740	3.500%, 2/14/2019	251,575
	Charter Communications Operating, LLC, Term Loan
108,075	3.000%, 7/1/2020	107,754
	Clear Channel Communications, Inc., Term Loan
208,001	7.684%, 7/30/2019	201,501
	Cumulus Media Holdings, Inc., Term Loan
571,008	4.250%, 12/23/2020	563,870
	Fairpoint Communications, Term Loan
539,000	7.500%, 2/14/2019	548,432
	Grande Communications Networks, LLC, Term Loan
324,229	4.500%, 5/29/2020	320,987
	Hargray Communications Group, Inc., Term Loan
617,603	5.250%, 6/26/2019	620,882
	iHeartCommunications, Inc., Term Loan
646,736	6.934%, 1/30/2019	618,441
	Integra Telecom Holdings, Inc., Term Loan
318,500	5.250%, 2/22/2019	319,535
105,000	9.750%, 2/21/2020	104,311
	Intelsat Jackson Holdings SA, Term Loan
518,469	3.750%, 6/30/2019	517,821
	Level 3 Communications, Inc., Term Loan
715,000	4.000%, 1/15/2020	716,566
	Level 3 Financing, Inc., Term Loan
240,000	4.500%, 1/31/2022	240,151
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
440,000	0.000%, 1/7/2022[b,c]	441,650
295,000	4.500%, 1/7/2022	295,737
	LTS Buyer, LLC, Term Loan
240,712	4.000%, 4/13/2020	240,412
17,078	8.000%, 4/12/2021	17,049
	McGraw-Hill Global Education, LLC, Term Loan
503,317	5.750%, 3/22/2019	505,204
	Mediacom Broadband, LLC, Term Loan
287,625	4.000%, 1/20/2020	287,985
	NEP Broadcasting, LLC, Term Loan
31,429	9.500%, 7/22/2020	31,311
	NEP/NCP Holdco, Inc., Term Loan
808,598	4.250%, 1/22/2020	801,862
	NTelos, Inc., Term Loan
160,875	5.750%, 11/9/2019	139,157
	Syniverse Holdings, Inc., Term Loan
426,589	4.000%, 4/23/2019	410,460
	TNS, Inc., Term Loan
290,846	5.000%, 2/14/2020	290,724
	Univision Communications, Inc., Term Loan
761,233	4.000%, 3/1/2020	761,652
	Virgin Media Investment Holdings, Ltd., Term Loan
576,996	3.500%, 6/7/2020	577,250
	WideOpenWest Finance, LLC, Term Loan
715,400	4.750%, 4/1/2019	718,641
	XO Communications, LLC, Term Loan
138,600	4.250%, 3/20/2021	138,739
	Yankee Cable Acquisition, LLC, Term Loan
413,416	4.250%, 3/1/2020	414,809
	Zayo Group, LLC, Term Loan
645,903	4.000%, 7/2/2019	645,903

	Total	14,013,968

Consumer Cyclical (0.3%)
	Amaya Gaming Group, Inc., Term Loan
587,050	5.000%, 8/1/2021	587,420
	Burlington Coat Factory Warehouse Corporation, Term Loan
406,268	4.250%, 8/13/2021	408,080

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Ceridian HCM Holding, Inc., Term Loan
$232,084	4.500%, 9/15/2020	$230,923
	Chrysler Group, LLC, Term Loan
357,570	3.500%, 5/24/2017	357,928
	Golden Nugget, Inc., Delayed Draw
64,515	5.500%, 11/21/2019	64,999
	Golden Nugget, Inc., Term Loan
150,535	5.500%, 11/21/2019	151,664
	Hilton Worldwide Finance, LLC, Term Loan
316,667	3.500%, 10/26/2020	317,737
	J.C. Penney Corporation, Inc., Term Loan
157,200	6.000%, 5/22/2018	157,101
	Las Vegas Sands, LLC, Term Loan
962,812	3.250%, 12/19/2020	963,246
	Marina District Finance Company, Inc., Term Loan
690,095	6.500%, 8/15/2018	694,898
	MGM Resorts International, Term Loan
342,125	3.500%, 12/20/2019	341,981
	Mohegan Tribal Gaming Authority, Term Loan
888,750	5.500%, 11/19/2019	884,466
	Rite Aid Corporation, Term Loan
165,000	5.750%, 8/21/2020	166,856
	ROC Finance, LLC, Term Loan
595,925	5.000%, 6/20/2019	589,471
	Scientific Games International, Inc., Term Loan
168,296	6.000%, 10/18/2020	169,932
	Seminole Indian Tribe of Florida, Term Loan
176,300	3.000%, 4/29/2020	176,256

	Total	6,262,958

Consumer Non-Cyclical (0.3%)
	Albertsons, Inc., Term Loan
773,468	5.375%, 3/21/2019	779,478
	Biomet, Inc., Term Loan
464,819	3.681%, 7/25/2017	464,772
	Catalina Marketing Corporation, Term Loan
133,988	4.500%, 4/9/2021	121,560
	CHS/Community Health Systems, Inc., Term Loan
98,586	3.434%, 12/31/2018	99,103
262,101	4.250%, 1/27/2021	263,655
	Hologic, Inc., Term Loan
254,599	3.250%, 8/1/2019	255,093
	JBS USA, LLC, Term Loan
362,970	3.750%, 5/25/2018	363,877
	Ortho-Clinical Diagnostics, Inc., Term Loan
764,225	4.750%, 6/30/2021	761,550
	Roundy’s Supermarkets, Inc., Term Loan
740,476	5.750%, 3/3/2021	714,034
	Supervalu, Inc., Term Loan
499,280	4.500%, 3/21/2019	500,883
	Visant Corporation, Term Loan
831,960	7.000%, 9/23/2021	835,821

	Total	5,159,826

Energy (0.1%)
	Arch Coal, Inc., Term Loan
866,010	6.250%, 5/16/2018	643,844
	Energy Solutions, LLC, Term Loan
154,746	6.750%, 5/29/2020	155,085
	Expro Holdings UK 2, Ltd., Term Loan
298,500	5.750%, 9/2/2021	264,973
	Fieldwood Energy, LLC, Term Loan
46,798	8.375%, 9/30/2020	36,268
	Houston Fuel Oil Terminal, LLC, Term Loan
517,400	4.250%, 8/19/2021	509,639
	McJunkin Red Man Corporation, Term Loan
261,025	5.000%, 11/8/2019	257,355
	Offshore Group Investment, Ltd., Term Loan
450,800	5.750%, 3/28/2019	291,893
	Pacific Drilling SA, Term Loan
211,238	4.500%, 6/3/2018	185,775
	Samson Investment Company, Term Loan
350,000	0.000%, 9/25/2018 [b,c]	166,600
	Targa Resources Partners, LP, Term Loan
70,349	5.750%, 2/27/2022	71,228

	Total	2,582,660

Financials (0.1%)
	DJO Finance, LLC, Term Loan
516,488	4.250%, 9/15/2017	516,167
255,000	0.000%, 6/16/2020 [b,c]	256,530
	GEO Group, Inc., Term Loan
106,820	3.250%, 4/3/2020	106,642
	Harland Clarke Holdings Corporation, Term Loan
67,812	6.000%, 8/4/2019	68,123
	MoneyGram International, Inc., Term Loan
431,200	4.250%, 3/27/2020	405,328
	WaveDivision Holdings, LLC, Term Loan
664,700	4.000%, 10/15/2019	664,135

	Total	2,016,925

Technology (0.1%)
	First Data Corporation, Term Loan
720,000	3.682%, 3/23/2018	721,353
295,000	3.682%, 9/24/2018	295,369
	Freescale Semiconductor, Inc., Term Loan
392,037	4.250%, 2/28/2020	393,508
254,130	5.000%, 1/15/2021	256,196
	Infor US, Inc., Term Loan
451,722	3.750%, 6/3/2020	450,845

	Total	2,117,271

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Transportation (0.1%)
	American Airlines, Inc., Term Loan
$451,950	3.750%, 6/27/2019	$453,550
	Delta Air Lines, Inc., Term Loan
569,897	3.250%, 4/20/2017	569,687
	OSG Bulk Ships, Inc., Term Loan
367,225	5.250%, 8/5/2019	368,143
	United Airlines, Inc., Term Loan
264,600	3.500%, 4/1/2019	264,835
89,550	3.750%, 9/15/2021	90,278

	Total	1,746,493

Utilities (0.1%)
	Calpine Corporation, Term Loan
83,053	4.000%, 4/1/2018	83,488
570,375	4.000%, 10/9/2019	572,753
	Intergen NV, Term Loan
206,325	5.500%, 6/15/2020	196,782
	NGPL PipeCo, LLC, Term Loan
338,155	6.750%, 9/15/2017	327,219

	Total	1,180,242

	Total Bank Loans (cost $41,456,683)	40,794,930

Shares	Affiliated Mutual Funds (56.1%)	Value
Equity Mutual Funds (47.8%)
3,115,978	Thrivent Natural Resources Fund	27,514,086
1,914,242	Thrivent Partner Small Cap Value Fund	36,868,303
1,497,997	Thrivent Small Cap Stock Fund	32,296,820
2,333,863	Thrivent Mid Cap Growth Fund	56,736,210
4,399,524	Thrivent Partner Mid Cap Value Fund	61,989,299
4,540,129	Thrivent Mid Cap Stock Fund	108,100,473
20,796,944	Thrivent Partner Worldwide Allocation Fund	216,080,244
14,634,110	Thrivent Large Cap Growth Fund	136,097,227
8,067,039	Thrivent Large Cap Value Fund	167,955,745
3,863,262	Thrivent Large Cap Stock Fund	103,960,375

	Total	947,598,782

Fixed Income Mutual Funds (8.3%)
11,026,284	Thrivent High Yield Fund	55,021,160
7,585,629	Thrivent Income Fund	70,470,497
2,291,048	Thrivent Government Bond Fund	23,368,691
1,274,073	Thrivent Limited Maturity Bond Fund	15,900,427

	Total	164,760,775

	Total Affiliated Mutual Funds (cost $887,361,109)	1,112,359,557

Shares	Common Stock (24.1%)	Value
Consumer Discretionary (2.8%)
26,100	Aaron’s, Inc.	887,400
1,500	Aisin Seiki Company, Ltd.[d]	68,592
5,900	Amazon.com, Inc.[d]	2,488,502
3,000	AutoZone, Inc.[d]	2,017,980
12,000	Barnes & Noble, Inc.[d]	262,800
400	Bayerische Motoren Werke AG	36,552
12,400	Bed Bath & Beyond, Inc.[d]	873,704
1,700	Berkeley Group Holdings plc	65,454
13,350	Best Buy Company, Inc.	462,577
2,450	Big Lots, Inc.	111,647
400	Brembo SPA	16,001
600	Bridgestone Corporation	25,130
2,150	Brinker International, Inc.	119,046
15,523	Brunswick Corporation	776,771
13,798	Burlington Stores, Inc.[d]	711,563
5,400	Carnival Corporation	237,438
15,760	CBS Corporation	979,169
9,266	Cedar Fair, LP	522,880
10,850	Cheesecake Factory, Inc.	543,911
700	Chiyoda Company, Ltd.	14,962
4,400	Coinstar, Inc.	292,292
36,900	Comcast Corporation[e]	2,131,344
8,403	Core-Mark Holding Company, Inc.	442,922
15,431	Del Frisco’s Restaurant Group, Inc.[d]	311,243
9,310	Delphi Automotive plc	772,730
3,200	DeVry Education Group, Inc.	96,768
17,800	DISH Network Corporation[d]	1,204,348
974	Dollar Tree, Inc.[d]	74,423
9,400	EDION Corporation	68,609
2,000	Electrolux AB	59,885
44,658	Enterprise Inns plc[d]	79,833
42,950	Ford Motor Company	678,610
12,600	Gap, Inc.	499,464
21,264	G-III Apparel Group, Ltd.[d]	2,364,132
5,000	Gunze, Ltd.	13,444
4,700	Hakuhodo Dy Holdings, Inc.	50,298
8,800	Harley-Davidson, Inc.	494,648
6,035	Harman International Industries, Inc.	786,843
2,900	Haseko Corporation	28,635
2,600	Heiwa Corporation	54,209
9,800	Hilton Worldwide Holdings, Inc.[d]	283,808
16,200	Home Depot, Inc.[e]	1,733,076
4,900	Honda Motor Company, Ltd.	164,274
30,640	Houghton Mifflin Harcourt Company[d]	700,430
100	Hugo Boss AG	12,305
11,543	Imax Corporation[d]	431,246
2,500	Informa plc	21,291
5,800	Isuzu Motors, Ltd.	76,872
1,816	Jarden Corporation[d]	92,943
2,900	JM AB	86,281
16,121	Kate Spade & Company[d]	527,157
13,030	Kohl’s Corporation	933,599
21,277	Kongsberg Automotive ASA[d]	17,701
16,563	Las Vegas Sands Corporation	875,851
12,000	Liberty Interactive Corporation[d]	345,120
900	Limited Brands, Inc.	80,424
3,572	Lithia Motors, Inc.	356,236
25,020	Lowe’s Companies, Inc.	1,722,877
4,000	Luk Fook Holdings International, Ltd.	12,507
26,400	Macy’s, Inc.	1,706,232
940	Marriott International, Inc.	75,247
1,650	Marriott Vacations Worldwide Corporation	135,647
34,948	MDC Partners, Inc.	731,811
9,900	Nautilus, Inc.[d]	166,419
4,200	Newell Rubbermaid, Inc.	160,146
15,450	NIKE, Inc.	1,527,078
3,600	NOK Corporation	113,131
49,290	NutriSystem, Inc.	938,975
335	O’Reilly Automotive, Inc.[d]	72,973
27,419	Oxford Industries, Inc.	2,178,440
8,740	Papa John’s International, Inc.	536,374
4,400	Persimmon plc	114,242
100	Priceline Group, Inc.[d]	123,781
477	PVH Corporation	49,298

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (24.1%)	Value
Consumer Discretionary (2.8%) - continued
100	Ralph Lauren Corporation	$13,341
9,543	Red Robin Gourmet Burgers, Inc.[d]	716,584
3,495	Restoration Hardware Holdings, Inc.[d]	301,164
733	Ross Stores, Inc.	72,479
11,550	Scientific Games Corporation[d]	146,339
9,900	Scripps Networks Interactive, Inc.	691,614
1,400	SHOWA Corporation	14,791
138,300	Sirius XM Holdings, Inc.[d]	546,285
6,906	Skechers USA, Inc.[d]	620,988
2,294	Slater & Gordon, Ltd.	11,487
42,900	Starbucks Corporation	2,126,982
777	Starwood Hotels & Resorts Worldwide, Inc.	66,783
4,900	Sumitomo Forestry Company, Ltd.	56,797
1,100	Sumitomo Rubber Industries, Ltd.	20,395
500	Suzuki Motor Corporation	16,161
30,600	Target Corporation	2,412,198
10,129	Tenneco, Inc.[d]	592,040
7,170	Time Warner Cable, Inc.	1,115,078
21,300	Time, Inc.	486,279
21,641	Toll Brothers, Inc.[d]	769,121
4,850	Tower International, Inc.[d]	125,421
365	Tractor Supply Company	31,412
62,919	Tuesday Morning Corporation[d]	995,379
5,200	UBM plc	44,889
100	Ulta Salon Cosmetics & Fragrance, Inc.[d]	15,109
491	Under Armour, Inc.[d]	38,077
6,170	Vail Resorts, Inc.	612,126
360	Valora Holding AG	80,793
638	VF Corporation	46,210
1,000	Wacoal Holdings Corporation	11,114
2,700	WH Smith plc	59,238
800	WPP plc	18,657
10,500	Wyndham Worldwide Corporation	896,700
29,100	Yum! Brands, Inc.	2,501,436
14,390	Zoe’s Kitchen, Inc.[d]	440,766

	Total	55,544,784

Consumer Staples (1.1%)
800	AarhusKarlshamn AB	50,613
52,700	Altria Group, Inc.	2,637,635
7,750	Anheuser-Busch InBev NV ADR	930,310
19,450	Archer-Daniels-Midland Company	950,716
16,400	Avon Products, Inc.	133,988
5,106	B&G Foods, Inc.	155,222
684	Bakkafrost PF	16,063
1,832	Boston Beer Company, Inc.[d]	453,970
2,460	Britvic plc	27,320
100	Casino Guichard Perrachon SA	8,843
2,150	Coca-Cola Enterprises, Inc.	95,481
374	Cranswick plc	8,175
17,030	CVS Health Corporation	1,690,909
9	Greencore Group plc	49
1,074	Hain Celestial Group, Inc.[d]	64,698
100	Henkel AG & Company KGaA	10,130
7,950	Ingredion, Inc.	631,230
3,771	J Sainsbury plc	15,680
5,950	Keurig Green Mountain, Inc.	692,402
4,520	Kimberly-Clark Corporation	495,799
400	KOSE Corporation	26,085
453	Leroy Seafood Group ASA	15,029
7,050	Molson Coors Brewing Company	518,245
38,847	Mondelez International, Inc.	1,490,559
661	Monster Beverage Corporation[d]	90,630
9,479	Philip Morris International, Inc.	791,212
3,400	Pilgrim’s Pride Corporation	83,980
9,400	Pinnacle Foods, Inc.	381,170
830	Reckitt Benckiser Group plc	73,873
15,500	Reynolds American, Inc.	1,136,150
77,900	Rite Aid Corporation[d]	600,609
3,540	SalMar ASA	57,473
2,400	Suedzucker AG	36,173
3,500	Swedish Match AB	107,744
16,200	Sysco Corporation	599,886
4,557	Tate & Lyle plc	41,725
20,540	TreeHouse Foods, Inc.[d]	1,669,080
11,700	Tyson Foods, Inc.	462,150
11,738	United Natural Foods, Inc.[d]	791,845
9,300	Walgreens Boots Alliance, Inc.	771,249
33,700	Wal-Mart Stores, Inc.	2,630,285
14,150	WhiteWave Foods Company[d]	622,176
236	Whole Foods Market, Inc.	11,271

	Total	22,077,832

Energy (3.7%)
2,118	BW LPG, Ltd.	18,731
20,670	BW Offshore, Ltd.	15,399
37,650	Cabot Oil & Gas Corporation	1,273,323
70,250	Cameron International Corporation[d]	3,851,105
70,700	Canadian Natural Resources, Ltd.	2,350,775
5,550	Chesapeake Energy Corporation	87,523
19,490	Chevron Corporation	2,164,559
1,490	Cimarex Energy Company	185,356
268,487	Cobalt International Energy, Inc.[d]	2,872,811
12,550	Comstock Resources, Inc.	67,393
14,886	Concho Resources, Inc.[d]	1,885,461
2,150	ConocoPhillips	146,028
8,750	Denbury Resources, Inc.	77,087
1,766	Diamondback Energy, Inc.[d]	145,819
1,200	Dril-Quip, Inc.[d]	95,664
1,100	Energen Corporation	78,287
2,080	Ensco plc	56,742
59,846	EOG Resources, Inc.	5,921,762
61,697	EQT Corporation	5,549,028
6,400	ERG SPA	92,200
55,650	Exxon Mobil Corporation	4,862,140
5,700	FMC Technologies, Inc.[d]	251,370
4,450	Green Plains, Inc.	138,573
2,550	Gulfmark Offshore, Inc.	38,276
1,200	Gulfport Energy Corporation[d]	58,728
5,200	Helix Energy Solutions Group, Inc.[d]	85,696
24,120	Helmerich & Payne, Inc.	1,880,636
3,606	HollyFrontier Corporation	139,841
2,700	Hunting plc	24,266
10,700	Kosmos Energy, Ltd.[d]	104,646
21,690	Laredo Petroleum Holdings, Inc.[d]	342,702
111,574	Marathon Oil Corporation	3,469,951
39,500	Marathon Petroleum Corporation	3,893,515
17,760	Market Vectors Oil Service ETF	693,350
1,830	National Oilwell Varco, Inc.	99,570
3,000	Newfield Exploration Company[d]	117,720
2,840	Noble Energy, Inc.	144,045
108,960	Oasis Petroleum, Inc.[d]	1,954,742
2,250	Oceaneering International, Inc.	123,997
1,975	Oil States International, Inc.[d]	93,990
5,550	Patterson-UTI Energy, Inc.	124,042
156,022	Petroleo Brasileiro SA ADR[d]	1,482,209
5,100	Premier Oil plc[d]	13,644
38,435	Rex Energy Corporation[d]	192,175
19,590	Rosetta Resources, Inc.[d]	447,240
104,880	Rowan Companies plc	2,222,407

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (24.1%)	Value
Energy (3.7%) - continued
1,518	Royal Dutch Shell plc	$48,132
7,085	Royal Dutch Shell plc, Class B	226,831
11,700	Santos, Ltd.	76,195
42,780	Schlumberger, Ltd.	4,047,416
5,613	SemGroup Corporation	472,558
6,000	Showa Shell Sekiyu KK	57,878
2,221	SM Energy Company	128,751
89,226	Southwestern Energy Company[d]	2,501,005
2,022	Statoil ASA	42,867
113,810	Suncor Energy, Inc. ADR	3,710,206
13,750	Superior Energy Services, Inc.	350,625
900	Tesoro Corporation	77,247
1,400	Total SA	75,810
86,700	Total SA ADR	4,690,470
62,167	Trinidad Drilling, Ltd.	261,241
16,910	U.S. Silica Holdings, Inc.	631,589
384,560	Weatherford International, Ltd.[d]	5,595,348
7,700	Western Refining, Inc.	339,185
7,055	Whiting Petroleum Corporation[d]	267,455
5,300	Woodside Petroleum, Ltd.	146,160
2,600	World Fuel Services Corporation	144,300
4,600	WorleyParsons, Ltd.	41,330

	Total	73,867,123

Financials (5.1%)
4,910	ACE, Ltd.	525,321
5,408	Affiliated Managers Group, Inc.[d]	1,222,911
3,000	Allianz SE	510,645
7,870	Allied World Assurance Company Holdings AG	323,772
8,298	Allstate Corporation	578,039
9,360	American Assets Trust, Inc.	372,528
17,000	American Campus Communities, Inc.	682,380
12,000	American Capital Agency Corporation	247,620
19,650	American International Group, Inc.	1,106,098
15,053	Amlin plc	105,491
9,069	Argo Group International Holdings, Ltd.	444,290
28,960	Assured Guaranty, Ltd.	752,670
7,000	Bank Hapoalim, Ltd.	35,014
123,830	Bank of America Corporation	1,972,612
6,700	Bank of Queensland, Ltd.	68,802
16,804	Bank of the Ozarks, Inc.	651,323
13,000	Bank of Yokohama, Ltd.	82,505
4,300	Banner Corporation	194,446
30,870	BBCN Bancorp, Inc.	438,045
2,300	Bendigo and Adelaide Bank, Ltd.	21,894
22,000	Berkshire Hathaway, Inc.[d]	3,106,620
9,500	BinckBank NV	95,216
15,400	Blackstone Group, LP	630,784
300	Bolsas y Mercados Espanoles SA	13,421
8,100	Boston Private Financial Holdings, Inc.	106,515
21,000	Brixmor Property Group, Inc.	492,450
6,850	Camden Property Trust	514,298
11,200	Capitacommercial Trust[d]	14,320
13,900	Capital One Financial Corporation	1,123,815
3,500	Capital Shopping Centres Group plc	18,361
9,500	CBL & Associates Properties, Inc.	171,095
3,250	CBRE Group, Inc.[d]	124,605
47,600	Chambers Street Properties	357,000
16,850	Charles Schwab Corporation	513,925
13,024	Chesapeake Lodging Trust	413,512
3,000	Chiba Bank, Ltd.	24,655
46,740	Citigroup, Inc.	2,492,177
3,009	CNA Financial Corporation	121,263
53,000	CNO Financial Group, Inc.	901,000
3,400	CNP Assurances	61,110
16,200	Comerica, Inc.	768,042
1,234	Commonwealth Bank of Australia	86,376
17,400	Corporate Office Properties Trust	459,186
18,750	Crown Castle International Corporation	1,566,188
35,100	CYS Investments, Inc.[d]	313,092
1,100	Daito Trust Construction Company, Ltd.	128,096
6	Daiwa House Residential Investment Corporation	13,066
5,000	Daiwa Securities Group, Inc.	41,479
5,600	DDR Corporation	95,480
716	Delta Lloyd NV	13,559
7,100	DEXUS Property Group[d]	41,255
7,500	Digital Realty Trust, Inc.	475,575
14,500	Direct Line Insurance Group plc	70,789
8,600	Discover Financial Services	498,542
3,516	DnB ASA	62,462
32,550	Duke Realty Corporation	644,816
15,420	Encore Capital Group, Inc.[d]	623,585
20,279	Essent Group, Ltd.[d]	505,961
300	Eurocommercial Properties NV	13,708
15,783	Evercore Partners, Inc.	761,372
4,680	Extra Space Storage, Inc.	308,552
5,833	FelCor Lodging Trust, Inc.	64,805
14,000	First Pacific Company, Ltd.	13,584
20,281	First Republic Bank	1,182,179
8,300	FlexiGroup, Ltd.	22,283
10,000	Frasers Centrepoint Trust	15,615
22,000	Fukuoka Financial Group, Inc.	126,395
4,200	General Growth Properties, Inc.	115,080
6,550	Government Properties Income Trust	136,502
7,750	Green Dot Corporation[d]	124,775
1,356	Hamborner REIT AG	15,841
59,709	Hanmi Financial Corporation	1,270,608
1,300	Hannover Rueckversicherung SE	132,146
23,882	HCC Insurance Holdings, Inc.	1,360,319
4,000	Henderson Land Development Company, Ltd.	32,068
16,400	Highwoods Properties, Inc.	705,856
12,400	Hospitality Properties Trust	372,992
82,735	Host Hotels & Resorts, Inc.	1,666,283
66,100	HSBC Holdings plc	660,302
3,000	Hufvudstaden AB	41,471
210,400	Huntington Bancshares, Inc.	2,284,944
26,000	Hysan Development Company, Ltd.	120,137
834	IG Group Holdings plc	9,403
7,305	Intercontinental Exchange, Inc.	1,640,192
14,128	Intermediate Capital Group plc	114,106
33,890	Invesco, Ltd.	1,403,724
16,100	Investec plc	153,736
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,372,020
26,000	iShares iBoxx $High Yield Corporate Bond ETF	2,365,740
61,000	iShares iBoxx $Investment Grade Corporate Bond ETF	7,316,340
12,700	iShares Intermediate Credit Bond ETF	1,402,080
6,000	iShares MSCI EAFE Index Fund	399,060
27,505	iShares Russell 2000 Growth Index Fund	4,044,610
17,890	iShares Russell 2000 Index Fund	2,167,552
15,985	J.P. Morgan Chase & Company	1,011,211

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (24.1%)	Value
Financials (5.1%) - continued
4	Japan Prime Realty Investment Corporation	$14,352
300	Julius Baer Group, Ltd.	15,702
19,266	Kennedy-Wilson Holdings, Inc.	477,411
51,950	KeyCorp	750,678
19,736	Lazard, Ltd.	1,046,600
24,500	Lexington Realty Trust	227,115
7,700	Liberty Property Trust	268,268
17,500	Link REIT	108,552
6,500	M&T Bank Corporation	777,855
7,000	Man Group plc	20,639
9,640	MasterCard, Inc.	869,624
13,400	MBIA, Inc.[d]	117,250
26,940	MetLife, Inc.	1,381,753
10,650	Mid-America Apartment Communities, Inc.	794,597
56,540	Morgan Stanley	2,109,507
900	Muenchener Rueckversicherungs-Gesellschaft AG	175,678
26,200	NASDAQ OMX Group, Inc.	1,274,106
700	National Australia Bank, Ltd.	20,269
123,000	New World Development Company, Ltd.	163,142
2	Nomura Real Estate Residential Fund, Inc.	11,311
14,350	Northern Trust Corporation	1,049,703
7,400	Old Mutual plc	26,545
27,271	PacWest Bancorp	1,229,922
15,410	Parkway Properties, Inc.	250,721
14,876	Pebblebrook Hotel Trust	638,775
6,400	Phoenix Group Holdings	82,594
14,020	Primerica, Inc.	648,004
8,000	Progressive Corporation	213,280
20,200	Ramco-Gershenson Properties Trust	353,096
8,200	Resona Holdings, Inc.	43,723
8,600	Retail Properties of America, Inc.	129,946
4,450	RLJ Lodging Trust	132,032
800	Sampo Oyj	38,763
600	SCOR SE	21,595
6,900	SEGRO plc	45,329
13,400	Skandinaviska Enskilda Banken AB	169,332
35,820	SLM Corporation[d]	365,006
1,250	Sovran Self Storage, Inc.	109,175
43,350	SPDR Euro Stoxx 50 ETF	1,717,527
48,029	SPDR S&P 500 ETF Trust	10,015,007
1,900	Standard Chartered plc	31,107
30,389	Stockland	106,210
15,000	Sumitomo Mitsui Trust Holdings, Inc.	66,029
34,845	Summit Hotel Properties, Inc.	458,909
7,346	Sunstone Hotel Investors, Inc.	114,451
3,610	SVB Financial Group[d]	479,264
5,700	Swedbank AB	132,540
100	Swiss Life Holding AG	23,730
3,200	Swiss Re AG	283,864
47,910	Synovus Financial Corporation	1,325,191
4,900	T&D Holdings, Inc.	70,706
400	Talanx AG	12,724
20,260	Talmer Bancorp, Inc.	311,599
1,065	TD Ameritrade Holding Corporation	38,606
26,324	Terreno Realty Corporation	560,175
100	Tryg AS	10,859
8,700	UNIQA Insurance Group AG	85,462
8,856	United Overseas Bank, Ltd.	163,526
400	Vastned Retail NV	19,533
28,850	Visa, Inc.	1,905,543
800	Wallenstam AB	13,488
7,600	Wells Fargo & Company	418,760
39,770	Western Alliance Bancorp[d]	1,229,688
15,000	Western Asset Mortgage Capital Corporation	219,150
8,236	Westpac Banking Corporation	236,626
3,700	Weyerhaeuser Company	116,587
42,160	Zions Bancorporation	1,194,604
1,500	Zurich Insurance Group AG	462,980

	Total	100,984,083

Health Care (3.1%)
2,000	Abaxis, Inc.	128,000
49,140	Abbott Laboratories	2,281,079
14,363	Acadia Healthcare Company, Inc.[d]	983,866
3,250	Acceleron Pharma, Inc.[d]	89,863
38,990	Acorda Therapeutics, Inc.[d]	1,172,429
7,186	Actavis plc[d]	2,032,632
21,300	Aetna, Inc.	2,276,331
32,600	Affymetrix, Inc.[d]	395,438
34,193	Akorn, Inc.[d]	1,423,797
10,340	Alexion Pharmaceuticals, Inc.[d]	1,749,838
18,955	Align Technology, Inc.[d]	1,115,312
40,950	Allscripts Healthcare Solutions, Inc.[d]	544,635
640	AmerisourceBergen Corporation	73,152
9,750	Amgen, Inc.	1,539,622
45,229	AMN Healthcare Services, Inc.[d]	1,031,673
4,630	Anacor Pharmaceuticals, Inc.[d]	243,955
1,800	AstraZeneca plc	123,527
14,430	Baxter International, Inc.	991,918
678	BioMarin Pharmaceutical, Inc.[d]	75,970
110,350	Boston Scientific Corporation[d]	1,966,437
5,950	Bruker Corporation[d]	112,812
5,951	C.R. Bard, Inc.	991,318
25,250	Cambrex Corporation[d]	971,872
5,600	Cardinal Health, Inc.	472,304
14,926	Cardiovascular Systems, Inc.[d]	467,184
36,828	Centene Corporation[d]	2,282,968
23,160	Cerner Corporation[d]	1,663,120
214	Cooper Companies, Inc.	38,107
8,029	Cyberonics, Inc.d	489,046
39,728	Depomed, Inc.[d]	924,073
3,800	Edwards Lifesciences Corporation[d]	481,270
2,850	Endo International plc[d]	239,585
1,419	Envision Healthcare Holdings, Inc.[d]	53,865
6,400	EXACT Sciences Corporation[d]	133,760
60,612	ExamWorks Group, Inc.[d]	2,482,061
6,900	Express Scripts Holding Company[d]	596,160
500	Fresenius Medical Care AG & Company	42,021
300	Gerresheimer AG	16,979
23,860	Gilead Sciences, Inc.[d]	2,398,169
5,944	GlaxoSmithKline plc	137,286
2,050	Greatbatch, Inc.[d]	110,536
20,550	HCA Holdings, Inc.[d]	1,520,906
2,400	Hikma Pharmaceuticals plc	75,053
29,050	Hologic, Inc.[d]	980,147
732	ICON plc[d]	47,097
5,350	Illumina, Inc.[d]	985,737
19,708	Impax Laboratories, Inc.[d]	891,984
12,900	Inogen, Inc.[d]	473,946
35,934	Ironwood Pharmaceuticals, Inc.[d]	490,858
3,191	Johnson & Johnson	316,547
1,000	Kaken Pharmaceutical Company, Ltd.	35,736
2,800	KYORIN Holdings, Inc.	64,405
4,000	Medivation, Inc.[d]	482,960

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (24.1%)	Value
Health Care (3.1%) - continued
9,626	Medtronic, Inc.	$716,656
30,840	Merck & Company, Inc.	1,836,830
106	Mettler-Toledo International, Inc.[d]	33,603
876	Mylan NVd	63,300
15,232	Neurocrine Biosciences, Inc.[d]	519,259
1,800	Novartis AG	183,730
44,207	NuVasive, Inc.[d]	1,977,379
356	Perrigo Company plc	65,248
74,750	Pfizer, Inc.	2,536,267
4,650	PharMerica Corporation[d]	133,269
2,650	Providence Service Corporation[d]	112,678
1,525	Puma Biotechnology, Inc.[d]	275,385
15,200	Quest Diagnostics, Inc.	1,085,584
2,800	Quintiles Transnational Holdings, Inc.[d]	184,464
300	Sanofi	30,537
14,600	Spectrum Pharmaceuticals, Inc.[d]	82,490
13,989	Team Health Holdings, Inc.[d]	833,325
23,212	Teleflex, Inc.	2,854,148
950	Thermo Fisher Scientific, Inc.	119,396
24,041	UnitedHealth Group, Inc.[e]	2,678,167
9,200	Universal Health Services, Inc.	1,075,940
29,100	Veeva Systems, Inc.[d]	772,605
13,843	Vertex Pharmaceuticals, Inc.[d]	1,706,565
6,400	Waters Corporation[d]	801,216

	Total	62,387,387

Industrials (2.5%)
3,650	AAR Corporation	110,376
1,100	Actividades de Construccion y Servicios SA	38,759
33,800	ADT Corporation	1,270,880
16,559	Air New Zealand, Ltd.	34,029
16,300	Allison Transmission Holdings, Inc.	500,084
25,600	ALS, Ltd.	105,740
4,550	Argan, Inc.	147,011
531	B/E Aerospace, Inc.	31,748
3,900	Boeing Company	559,026
5,696	Briggs & Stratton Corporation	111,357
100	Bucher Industries AG	25,135
4,382	Cardno, Ltd.	11,903
2,900	Carillion plc	14,469
6,250	Caterpillar, Inc.	543,000
19,330	CLARCOR, Inc.	1,256,450
1,100	COMSYS Holdings Corporation	15,325
14,800	Con-way, Inc.	608,280
30,500	CSX Corporation	1,100,745
1,500	CTT-Correios de Portugal SA	16,918
12,770	Curtiss-Wright Corporation	932,976
1,000	Dai Nippon Printing Company, Ltd.	10,331
74,380	Delta Air Lines, Inc.	3,320,323
3,000	Deutsche Post AG	98,785
29,703	EMCOR Group, Inc.	1,325,645
10,190	Esterline Technologies Corporation[d]	1,134,045
22,000	Expeditors International of Washington, Inc.	1,008,260
266	Fastenal Company	11,337
13,050	Federal Signal Corporation	205,146
4,400	Fenner plc	14,140
20,700	Flowserve Corporation	1,211,571
7,700	Fluor Corporation	463,078
1,030	Fortune Brands Home and Security, Inc.	45,938
300	Fraport AG Frankfurt Airport Services Worldwide	18,975
5,916	Generac Holdings, Inc.[d]	246,638
600	Go-Ahead Group plc	22,655
393	Graco, Inc.	28,147
29,030	Granite Construction, Inc.	1,007,631
10,328	H&E Equipment Services, Inc.	255,308
1,100	Hamburger Hafen und Logistik AG	24,262
27,876	Healthcare Services Group, Inc.	843,807
8,687	Heico Corporation	485,082
2,100	Hitachi Construction Machinery Company, Ltd.	37,283
20,468	HNI Corporation	954,628
8,766	Honeywell International, Inc.	884,665
300	Hoshizaki Electric Company, Ltd.	17,650
7,800	Huntington Ingalls Industries, Inc.	1,026,402
29,832	Huron Consulting Group, Inc.[d]	1,808,416
900	Inaba Denki Sangyo Company, Ltd.	32,541
39,850	Ingersoll-Rand plc	2,623,724
39,055	Interface, Inc.	848,665
3,600	Intrum Justitia AB	113,372
8,100	ITOCHU Corporation	99,736
12,340	Jacobs Engineering Group, Inc.[d]	528,892
402	Jardine Matheson Holdings, Ltd.	24,837
468	JB Hunt Transport Services, Inc.	40,810
400	Kanamoto Company, Ltd.	11,700
16,200	KAR Auction Services, Inc.	602,802
4,300	KITZ Corporation	21,807
4,600	Komatsu, Ltd.	92,548
1,500	KONE Oyj	64,533
500	Koninklijke Boskalis Westminster NV	25,980
38,710	Korn/Ferry International	1,220,526
880	Landstar System, Inc.	54,833
2,800	Leighton Holdings, Ltd.	46,368
7,660	Manpower, Inc.	653,628
2,520	MasTec, Inc.[d]	45,209
7,800	Meritor, Inc.[d]	102,336
9,714	Middleby Corporation[d]	984,417
1,700	MIRAIT Holdings Corporation	19,211
7,350	Mistras Group, Inc.[d]	132,006
2,000	Mitsuboshi Belting, Ltd.	16,037
400	NCC AB	13,118
14,209	Nielsen NV	638,552
1,200	Nippon Konpo Unyu Soko Company, Ltd.	21,145
1,000	Nisshinbo Holdings, Inc.	10,358
3,600	Nitto Kogyo Corporation	65,169
2,226	Old Dominion Freight Line, Inc.[d]	158,335
23,359	On Assignment, Inc.[d]	786,030
25,974	Oshkosh Corporation	1,398,440
7,764	Parker Hannifin Corporation	926,711
25,510	Pentair, Ltd.	1,585,446
18,897	PGT, Inc.[d]	213,914
39,320	Progressive Waste Solutions, Ltd.	1,136,741
15,001	Proto Labs, Inc.[d]	1,050,070
352	Rieter Holding AG	57,982
42,469	Ritchie Brothers Auctioneers, Inc.	1,074,041
1,346	Robert Half International, Inc.	74,636
243	Roper Industries, Inc.	40,865
13,043	Saia, Inc.[d]	531,502
7,000	Sandvik AB	88,474
3,300	Securitas AB	49,350
2,000	Siemens AG	217,564
38,167	Southwest Airlines Company	1,548,054
2,950	Spirit Aerosystems Holdings, Inc.[d]	150,125
10,637	Spirit Airlines, Inc.[d]	728,315
769	Stericycle, Inc.[d]	102,608
18,771	Swift Transportation Company[d]	454,258

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (24.1%)	Value
Industrials (2.5%) - continued
1,200	Takasago Thermal Engineering Company, Ltd.	$15,564
900	Teleperformance SA	67,657
12,034	Tennant Company	773,666
3,000	Toppan Printing Company, Ltd.	25,153
17,820	Union Pacific Corporation	1,893,019
420	United Rentals, Inc.[d]	40,564
6,450	WABCO Holdings, Inc.[d]	802,703
14,931	WageWorks, Inc.[d]	752,522
3,683	Watsco, Inc.	443,028
1,800	Weir Group plc	51,751

	Total	50,338,307

Information Technology (4.1%)
17,000	A10 Networks, Inc.[d]	77,350
958	Agilent Technologies, Inc.	39,632
14,240	Alibaba Group Holding, Ltd. ADR[d]	1,157,570
6,350	Alliance Data Systems Corporation[d]	1,887,919
10,134	Ambarella, Inc.[d]	741,302
4,900	Amdocs, Ltd.	269,843
1,523	Amphenol Corporation	84,329
487	ANSYS, Inc.[d]	41,804
34,714	Apple, Inc.	4,344,457
66,878	Applied Materials, Inc.	1,323,516
56,331	Applied Micro Circuits Corporation[d]	302,497
8,810	Applied Optoelectronics, Inc.[d]	125,807
12,280	Arista Networks, Inc.[d]	786,043
15,560	ARM Holdings plc ADR	793,404
20,236	Aspen Technology, Inc.[d]	898,276
161,360	Atmel Corporation	1,223,109
5,750	AVG Technologies NVd	137,540
10,000	Booz Allen Hamilton Holding Corporation	275,000
30,950	Broadcom Corporation	1,368,145
23,410	Broadridge Financial Solutions, Inc.	1,262,267
53,150	Brocade Communications Systems, Inc.	600,595
5,200	Brother Industries, Ltd.	82,734
7,600	Canon, Inc.	270,976
13,312	Cardtronics, Inc.[d]	502,262
8,041	Cavium, Inc.[d]	520,976
10,050	CDW Corporation	385,116
1,253	Ciena Corporation[d]	26,689
5,350	Cirrus Logic, Inc.[d]	180,723
137,710	Cisco Systems, Inc.[e]	3,970,179
7,550	Citrix Systems, Inc.[d]	507,058
14,825	Cognex Corporation[d]	665,494
5,043	Coherent, Inc.[d]	302,580
2,650	Computer Sciences Corporation	170,792
4,900	Comtech Telecommunications Corporation	141,610
12,913	Constant Contact, Inc.[d]	450,018
6,296	Cornerstone OnDemand, Inc.[d]	180,254
79,450	Corning, Inc.	1,662,888
12,606	Dealertrack Technologies, Inc.[d]	495,542
10,765	Demandware, Inc.[d]	663,124
1,300	Dialog Semiconductor plc[d]	58,616
18,850	DST Systems, Inc.	2,169,258
28,349	eBay, Inc.[d]	1,651,613
13,000	Electronic Arts, Inc.[d]	755,170
118,690	EMC Corporation	3,193,948
13,400	Envestnet, Inc.[d]	686,884
201	F5 Networks, Inc.[d]	24,526
27,750	Facebook, Inc.[d]	2,185,868
14,489	FARO Technologies, Inc.[d]	577,097
12,710	FEI Company	959,097
2,015	Fortinet, Inc.[d]	76,046
6,200	FUJIFILM Holdings NPV	233,536
625	Gartner, Inc.[d]	51,863
2,492	Google, Inc., Class Ad	1,367,535
2,594	Google, Inc., Class Cd	1,393,860
35,236	Guidewire Software, Inc.[d]	1,760,038
3,000	Hitachi Kokusai Electric, Inc.	41,552
14,514	HomeAway, Inc.[d]	405,666
4,800	Hoya Corporation	184,996
8,313	IAC/InterActiveCorporation	580,414
490	Imperva, Inc.[d]	22,354
30,271	Juniper Networks, Inc.	800,063
467	Keysight Technologies, Inc.[d]	15,626
5,510	LinkedIn Corporation[d]	1,389,236
6,800	Manhattan Associates, Inc.[d]	357,408
32,400	Marvell Technology Group, Ltd.	453,924
8,400	Maxim Integrated Products, Inc.	275,772
44,142	MaxLinear, Inc.[d]	376,531
18,640	Microsemi Corporation[d]	621,830
22,320	Microsoft Corporation	1,085,645
8,870	Monolithic Power Systems, Inc.	459,732
29,770	National Instruments Corporation	851,422
1,600	NEC Networks & System Integration Corporation	34,286
40,350	NetApp, Inc.	1,462,687
6,015	Newport Corporation[d]	114,706
332	Nice Systems, Ltd. ADR	19,870
135,807	NVIDIA Corporation	3,014,236
1,078	NXP Semiconductors NVd	103,617
3,400	Optimal Payments plc[d]	15,451
26,850	Oracle Corporation	1,171,197
300	Oracle Corporation Japan	13,695
400	Otsuka Corporation	18,424
210	Palo Alto Networks, Inc.[d]	31,021
11,830	Plantronics, Inc.	630,184
8,550	Polycom, Inc.[d]	111,578
19,600	Progress Software Corporation[d]	517,440
20,204	Proofpoint, Inc.[d]	1,090,612
1,901	QLIK Technologies, Inc.[d]	66,136
18,750	QUALCOMM, Inc.	1,275,000
10,700	Rackspace Hosting, Inc.[d]	576,730
15,800	Red Hat, Inc.[d]	1,189,108
26,050	Salesforce.com, Inc.[d]	1,896,961
4,250	Samsung Electronics Company, Ltd. GDR	2,787,098
643	ServiceNow, Inc.[d]	48,135
336	Skyworks Solutions, Inc.	30,996
9,261	Sonus Networks, Inc.[d]	73,347
13,550	Symantec Corporation	337,734
525	Synopsys, Inc.[d]	24,612
1,400	TE Connectivity, Ltd.	93,170
15,800	Telefonaktiebolaget LM Ericsson	172,801
16,900	Teradata Corporation[d]	743,431
40,196	Teradyne, Inc.	733,577
17,130	Texas Instruments, Inc.	928,617
12,559	Textura Corporation[d]	328,669
6,800	Total System Services, Inc.	269,008
400	Trend Micro, Inc.	13,533
1,861	Tyler Technologies, Inc.[d]	226,949
3,776	Ultimate Software Group, Inc.[d]	627,647
11,400	Vantiv, Inc.[d]	445,740
20,130	Veeco Instruments, Inc.[d]	594,036
59,169	Virtusa Corporation[d]	2,354,926
4,200	WebMD Health Corporation[d]	185,430
6,800	Western Digital Corporation	664,632
95,350	Xerox Corporation	1,096,525

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (24.1%)	Value
Information Technology (4.1%) - continued
21,700	Xilinx, Inc.	$940,912

	Total	81,061,010

Materials (1.0%)
6,300	Agnico Eagle Mines, Ltd.	190,890
355	Airgas, Inc.	35,954
38,100	Alcoa, Inc.	511,302
900	APERAM[d]	34,311
2,000	Asahi Kasei Corporation	18,833
4,400	Avery Dennison Corporation	244,596
6,100	Ball Corporation	447,801
37,200	Barrick Gold Corporation	484,344
15,000	Berry Plastics Group, Inc.[d]	513,300
5,800	BillerudKorsnas AB	100,399
7,973	Celanese Corporation	529,088
34,263	Chemtura Corporation[d]	1,032,344
1,450	Compass Minerals International, Inc.	128,078
11,300	Crown Holdings, Inc.[d]	613,138
6,200	Daicel Corporation	74,748
11,560	Dow Chemical Company	589,560
7,390	Eagle Materials, Inc.	616,252
6,950	Eastman Chemical Company	529,729
21,300	Eldorado Gold Corporation	105,648
10,350	Ferro Corporation[d]	139,621
775	FMC Corporation	45,965
4,800	Franco-Nevada Corporation	248,784
28,900	Freeport-McMoRan, Inc.	672,503
25,900	Goldcorp, Inc.	487,697
39,183	Graphic Packaging Holding Company	552,480
600	Holmen AB	19,853
42,020	Horsehead Holding Corporation[d]	628,199
2,600	Innophos Holdings, Inc.	137,384
18,600	International Paper Company	999,192
35,100	Kinross Gold Corporation[d]	85,293
3,000	Kureha Corporation	13,730
1,400	LyondellBasell Industries NV	144,928
1,900	Martin Marietta Materials, Inc.	271,035
24,390	Materials Select Sector SPDR Fund	1,229,744
6,550	MeadWestvaco Corporation	319,640
15,700	Newmont Mining Corporation	415,893
28,469	Norsk Hydro ASA	134,824
700	Novozymes AS	32,296
11,150	Nucor Corporation	544,789
5,100	Outokumpu Oyj[d]	30,772
29,650	Owens-Illinois, Inc.[d]	708,931
4,200	Packaging Corporation of America	290,598
17,719	PolyOne Corporation	691,927
17,150	Rock-Tenn Company	1,080,107
2,150	Royal Gold, Inc.	138,740
8,050	Sealed Air Corporation	367,080
2,000	Silgan Holdings, Inc.	107,740
12,941	Silver Wheaton Corporation	255,455
2,450	Sonoco Products Company	109,490
4,350	Southern Copper Corporation	141,723
48,038	Steel Dynamics, Inc.	1,063,081
3,200	Stora Enso Oyj	33,675
5,000	Sumitomo Metal Mining Company, Ltd.	73,286
2,000	Sumitomo Seika Chemicals Company, Ltd.	15,024
21,500	Teck Resources, Ltd.	326,370
4,300	UPM-Kymmene Oyj	77,807
2,100	Vedanta Resources plc	20,170
4,000	Vulcan Materials Company	342,080
28,350	Yamana Gold, Inc.	108,297
3,250	Yara International ASA	166,522

	Total	20,073,040

Telecommunications Services (0.1%)
1,800	Belgacom SA	67,041
21,800	Bezeq Israel Telecommunication Corporation, Ltd.	41,290
12,681	BT Group plc	88,444
3,400	Elisa Oyj	104,160
3,000	Freenet AG	97,171
49,137	KCOM Group plc	69,080
274	Level 3 Communications, Inc.[d]	15,328
11,900	Orange SA	196,009
581	SBA Communications Corporation[d]	67,291
1,508	TDC AS	11,481
7,000	Tele2 AB	93,364
18,853	Verizon Communications, Inc.	950,945
29,200	Vonage Holdings Corporation[d]	135,196

	Total	1,936,800

Utilities (0.6%)
56,300	A2A SPA	64,857
4,100	Atmos Energy Corporation	221,400
10,910	Dynegy, Inc.[d]	362,976
2,400	E.ON SE	37,363
10,250	Edison International, Inc.	624,635
300	Electric Power Development Company, Ltd.	10,071
38,500	Electricidade de Portugal SA	153,939
3,000	Enagas SA	92,393
22,400	Enel SPA	106,175
7,400	Entergy Corporation	571,132
33,600	FirstEnergy Corporation	1,206,576
2,300	Hokuriku Electric Power Company	34,002
6,150	Laclede Group, Inc.	319,369
1,015	National Grid plc	13,655
9,380	NiSource, Inc.	407,280
20,350	NorthWestern Corporation	1,060,032
15,000	NRG Energy, Inc.	378,600
4,000	OGE Energy Corporation	130,720
25,120	PG&E Corporation	1,329,350
8,670	Portland General Electric Company	304,837
18,650	Public Service Enterprise Group, Inc.	774,721
14,100	Redes Energeticas Nacionais SGPS SAd	44,140
3,106	Severn Trent plc	101,143
23,100	Southern Company	1,023,330
9,600	United Utilities Group plc	142,811
6,400	Westar Energy, Inc.	240,960
22,450	Wisconsin Energy Corporation	1,102,744

	Total	10,859,211

	Total Common Stock (cost $408,339,763)	479,129,577

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Asset-Backed Securities (0.7%)
	Access Group, Inc.
$212,742	0.681%, 2/25/2036[f,g]	210,341
	Ally Auto Receivables Trust
73,299	0.720%, 5/20/2016	73,310
	BA Credit Card Trust
250,000	0.562%, 6/15/2021[g]	250,556

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Asset-Backed Securities (0.7%) - continued
	Barclays Dryrock Issuance Trust
$500,000	0.542%, 12/16/2019[g]	$499,408
	Betony CLO, Ltd.
125,000	1.772%, 4/15/2027*,g	124,545
	Capital One Multi-Asset Execution Trust
500,000	0.562%, 1/18/2022[g]	500,440
	Chase Issuance Trust
325,000	1.590%, 2/18/2020	327,460
	Chesapeake Funding, LLC
140,676	0.628%, 1/7/2025[f,g]	140,738
	Countrywide Asset-Backed Certificates
211,550	5.530%, 4/25/2047	219,965
	Edlinc Student Loan Funding Trust
155,980	3.180%, 10/1/2025*,g	157,930
	Enterprise Fleet Financing, LLC
87,262	1.060%, 3/20/2019[f]	87,380
416,977	0.870%, 9/20/2019[f]	416,968
	FirstEnergy Ohio PIRB Special Purpose Trust
131,348	0.679%, 1/15/2019	131,284
	Ford Credit Auto Owner Trust
175,000	2.260%, 11/15/2025[f]	178,102
	GE Equipment Transportation, LLC
181,564	0.690%, 11/25/2016	181,621
	Golden Credit Card Trust
240,000	0.432%, 2/15/2018[f,g]	239,806
250,000	0.612%, 9/15/2018[f,g]	250,276
	GoldenTree Loan Opportunities IX, Ltd.
150,000	1.789%, 10/29/2026*,g	149,713
	Hyundai Floorplan Master Owner Trust
405,000	0.532%, 5/15/2018[f,g]	405,072
	Master Credit Card Trust
244,200	0.780%, 4/21/2017[f]	244,316
	Morgan Stanley Bank of America Merrill Lynch Trust
400,000	3.176%, 8/15/2045	416,021
400,000	3.246%, 12/15/2047	409,998
	Morgan Stanley Capital, Inc.
539,015	0.331%, 2/25/2037[g]	323,472
	Motor plc
36,000	0.681%, 2/15/2021[f]	36,005
247,267	0.661%, 8/25/2021[f,g]	247,474
	OZLM VIII, Ltd.
140,000	1.714%, 10/17/2026*,g	139,741
	Race Point IX CLO, Ltd.
325,000	1.768%, 4/15/2027*,g	324,524
	Renaissance Home Equity Loan Trust
2,454,961	5.746%, 5/25/2036[h]	1,755,120
1,780,000	6.011%, 5/25/2036[h]	1,243,693
	SLM Student Loan Trust
518,784	0.782%, 8/15/2022[f,g]	519,251
261,513	0.677%, 4/25/2023[f,g]	261,624
200,000	1.232%, 5/17/2027[f,g]	201,445
	UBS Commercial Mortgage Trust
600,000	3.400%, 5/10/2045	632,284
	Vericrest Opportunity Loan Transferee
445,749	3.125%, 4/27/2054 [f,h]	445,763
	Volvo Financial Equipment, LLC
218,683	0.740%, 3/15/2017[f]	218,672
	World Financial Network Credit Card Master Trust
300,000	0.910%, 3/16/2020	300,113
	World Omni Automobile Lease Securitization Trust
275,000	1.400%, 2/15/2019	276,684
	World Omni Master Owner Trust
240,000	0.532%, 2/15/2018[f,g]	239,903

	Total	12,781,018

Basic Materials (0.1%)
	Albemarle Corporation
40,000	3.000%, 12/1/2019	40,096
	ArcelorMittal
275,000	6.250%, 3/1/2021	287,581
	FMG Resources August 2006 Pty., Ltd.
122,222	6.875%, 2/1/2018[f,i]	126,500
	Freeport-McMoRan, Inc.
231,000	2.375%, 3/15/2018	230,370
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[f]	90,799
	Glencore Funding, LLC
65,000	1.336%, 4/16/2018[f,g]	64,963
128,000	2.875%, 4/16/2020[f]	127,895
	Hexion US Finance Corporation
275,000	8.875%, 2/1/2018	245,094
	Ineos Finance plc
275,000	7.500%, 5/1/2020[f]	290,620
	LYB International Finance BV
60,000	4.875%, 3/15/2044	63,405
	LyondellBasell Industries NV
120,000	6.000%, 11/15/2021	141,044
	Sappi Papier Holding GmbH
160,000	6.625%, 4/15/2021[f]	167,200
	Vale Overseas, Ltd.
112,000	6.250%, 1/23/2017	119,249
	Yamana Gold, Inc.
135,000	4.950%, 7/15/2024	135,032

	Total	2,129,848

Capital Goods (0.1%)
	Boeing Company
95,000	3.500%, 3/1/2045	90,414
	CNH Capital, LLC
275,000	3.625%, 4/15/2018	275,687
	Crown Americas Capital Corporation IV
275,000	4.500%, 1/15/2023	276,375
	Harsco Corporation
107,000	2.700%, 10/15/2015	107,321
	L-3 Communications Corporation
144,000	1.500%, 5/28/2017	142,614
	Lockheed Martin Corporation
125,000	3.800%, 3/1/2045	120,225
	Martin Marietta Materials, Inc.
90,000	1.373%, 6/30/2017[g]	89,521

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Capital Goods (0.1%) - continued
	Northrop Grumman Corporation
$120,000	3.850%, 4/15/2045	$113,829
	Owens-Brockway Glass Container, Inc.
185,000	5.000%, 1/15/2022[f]	189,856
	Reynolds Group Issuer, Inc.
273,154	5.750%, 10/15/2020	285,446
	Roper Industries, Inc.
144,000	2.050%, 10/1/2018	144,904
	RSC Equipment Rental, Inc.
127,000	8.250%, 2/1/2021	137,001
	Textron, Inc.
60,000	5.600%, 12/1/2017	65,276
	Waste Management, Inc.
35,000	3.125%, 3/1/2025	34,938

	Total	2,073,407

Collateralized Mortgage Obligations (0.5%)
	Alm Loan Funding CLO
140,000	1.704%, 10/17/2026*,g	139,679
	Apidos CLO XVIII
135,000	1.688%, 7/22/2026*,g	134,193
	Babson CLO, Ltd.
140,000	1.664%, 10/17/2026*,g	139,423
	Birchwood Park CLO, Ltd.
140,000	1.715%, 7/15/2026*,g	139,742
	BlueMountain CLO, Ltd.
140,000	1.750%, 10/15/2026*,g	139,562
	Carlyle Global Market Strategies CLO, Ltd.
150,000	1.575%, 7/20/2023*,g	149,774
150,000	1.775%, 10/15/2026*,g	150,137
	Cent CLO 16, LP
140,000	1.505%, 8/1/2024*,g	139,089
	Cent CLO 22, Ltd.
150,000	1.725%, 11/7/2026*,g	149,513
	Citigroup Mortgage Loan Trust, Inc.
255,479	5.500%, 11/25/2035	235,827
	CitiMortgage Alternative Loan Trust
836,895	5.750%, 4/25/2037	718,582
	Countrywide Alternative Loan Trust
235,246	5.084%, 10/25/2035	213,628
145,731	6.500%, 8/25/2036	118,731
161,316	6.000%, 1/25/2037	148,517
728,845	5.500%, 5/25/2037	614,909
595,073	7.000%, 10/25/2037	426,905
	Countrywide Home Loans, Inc.
297,491	5.750%, 4/25/2037	272,210
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
94,329	5.500%, 10/25/2021	90,765
232,804	6.000%, 10/25/2021	205,108
	Dryden 34 Senior Loan Fund CLO
140,000	1.705%, 10/15/2026*,g	139,679
	Federal Home Loan Mortgage Corporation
501,500	3.000%, 2/15/2033[j]	63,169
	Federal National Mortgage Association
1,066,300	3.500%, 1/25/2033[j]	138,432
	J.P. Morgan Mortgage Trust
78,111	2.500%, 10/25/2036	70,267
637,687	0.561%, 1/25/2037[g]	414,001
719,488	6.250%, 8/25/2037	573,160
	Limerock CLO III, LLC
450,000	1.759%, 10/20/2026*,g	449,454
	Madison Park Funding XIV CLO, Ltd.
150,000	1.725%, 7/20/2026*,g	149,803
	Magnetite XII, Ltd.
450,000	1.817%, 4/15/2027*,g	448,136
	MASTR Alternative Loans Trust
189,240	6.500%, 7/25/2034	193,843
397,030	0.631%, 12/25/2035[g]	211,811
	Merrill Lynch Alternative Note Asset Trust
189,251	6.000%, 3/25/2037	173,934
	Neuberger Berman CLO, Ltd.
100,000	1.722%, 8/4/2025*,g	99,651
	NZCG Funding CLO, Ltd.
450,000	1.821%, 4/27/2027*,g,k	450,000
	Octagon Investment Partners XX CLO, Ltd.
140,000	1.675%, 8/12/2026*,g	139,742
	OHA Loan Funding, Ltd.
450,000	1.762%, 10/20/2026*,g	449,384
	Residential Asset Securitization Trust
587,771	0.561%, 8/25/2037[g]	210,601
	Sequoia Mortgage Trust
436,498	3.191%, 9/20/2046	348,893
	Shackleton VII CLO, Ltd.
450,000	1.713%, 4/15/2027*,g	449,994
	Symphony CLO XV, Ltd.
450,000	1.724%, 10/17/2026*,g	447,959
	Symphony CLO, Ltd.
138,604	1.352%, 1/9/2023*,g	138,119
	Voya CLO 3, Ltd.
140,000	1.697%, 7/25/2026*,g	139,020
	WaMu Mortgage Pass Through Certificates
127,645	2.243%, 9/25/2036	114,798
263,149	2.261%, 10/25/2036	235,480

	Total	10,575,624

Commercial Mortgage-Backed Securities (0.4%)
	Banc of America Commercial Mortgage, Inc.
700,000	5.613%, 4/10/2049	739,181
	Commercial Mortgage Pass-Through Certificates
360,000	1.230%, 6/8/2030[f,g]	359,772
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,379,967
	Credit Suisse Mortgage Capital Certificates
825,000	5.509%, 9/15/2039	866,922
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
173,279	0.727%, 12/25/2016	173,418

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Commercial Mortgage-Backed Securities (0.4%) - continued
	Federal National Mortgage Association
$300,000	1.272%, 1/25/2017	$301,553
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	972,221
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
300,000	1.126%, 12/15/2028[f,g]	300,120
750,000	5.697%, 2/12/2049	791,890
	JPMBB Commercial Mortgage Securities Trust
325,000	3.231%, 1/15/2048	334,464
	LSTAR Commercial Mortgage Trust
179,549	1.519%, 1/20/2041[f]	179,620
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	478,189
	SCG Trust
150,000	1.582%, 11/15/2026[f,g]	150,046

	Total	7,027,363

Communications Services (0.3%)
	21st Century Fox America, Inc.
120,000	6.900%, 3/1/2019	141,710
	AMC Networks, Inc.
275,000	4.750%, 12/15/2022	280,156
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	100,809
	American Tower Corporation
120,000	3.450%, 9/15/2021	121,623
	AT&T, Inc.
60,000	1.209%, 6/30/2020[c,g]	60,481
112,000	3.875%, 8/15/2021	118,337
95,000	3.000%, 6/30/2022[c]	94,382
125,000	5.550%, 8/15/2041	135,935
95,000	4.750%, 5/15/2046[c]	92,875
	British Sky Broadcasting Group plc
110,000	2.625%, 9/16/2019[f]	111,508
	CCO Holdings, LLC
275,000	7.375%, 6/1/2020	292,875
	CenturyLink, Inc.
210,000	6.450%, 6/15/2021	225,750
	Columbus International, Inc.
150,000	7.375%, 3/30/2021[f]	163,313
	Comcast Corporation
58,000	4.650%, 7/15/2042	62,296
78,000	4.750%, 3/1/2044	85,463
	Cox Communications, Inc.
68,000	9.375%, 1/15/2019[f]	84,798
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[f]	46,808
	Digicel, Ltd.
275,000	6.000%, 4/15/2021[f]	266,945
	DIRECTV Holdings, LLC
65,000	5.875%, 10/1/2019	74,541
54,000	4.450%, 4/1/2024	56,994
125,000	6.350%, 3/15/2040	145,486
	Equinix, Inc.
185,000	5.750%, 1/1/2025	194,713
	FairPoint Communications, Inc.
200,000	8.750%, 8/15/2019[f]	214,000
	Frontier Communications Corporation
185,000	6.875%, 1/15/2025	179,171
	Hughes Satellite Systems Corporation
275,000	6.500%, 6/15/2019	301,812
	Intelsat Jackson Holdings SA
275,000	7.250%, 4/1/2019	284,969
	Level 3 Financing, Inc.
275,000	8.625%, 7/15/2020	298,375
	Numericable-SFR
275,000	6.000%, 5/15/2022[f]	281,703
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[f]	135,384
	Sprint Corporation
265,000	7.625%, 2/15/2025	260,601
	Telefonica Emisiones SAU
122,000	3.192%, 4/27/2018	126,834
65,000	7.045%, 6/20/2036	86,000
	Time Warner, Inc.
95,000	6.250%, 3/29/2041	117,898
	T-Mobile USA, Inc.
275,000	6.125%, 1/15/2022	283,594
	Unitymedia Hessen GmbH & Company KG
165,000	5.500%, 1/15/2023[f]	172,631
	UPCB Finance V, Ltd.
275,000	7.250%, 11/15/2021[f]	298,719
	Verizon Communications, Inc.
130,000	1.041%, 6/17/2019[g]	130,885
25,000	2.625%, 2/21/2020	25,284
190,000	3.000%, 11/1/2021	192,217
128,000	5.150%, 9/15/2023	144,468
8,000	6.400%, 9/15/2033	9,737
60,000	5.050%, 3/15/2034	64,045
117,000	4.272%, 1/15/2036[f]	112,507
24,000	6.550%, 9/15/2043	30,029
128,000	4.522%, 9/15/2048[f]	121,173
	Wind Acquisition Finance SA
175,000	4.750%, 7/15/2020[f]	175,000

	Total	7,004,834

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	288,076
	Cinemark USA, Inc.
275,000	4.875%, 6/1/2023	278,080
	CVS Health Corporation
72,000	6.125%, 9/15/2039	93,129
	Ford Motor Company
56,000	7.450%, 7/16/2031	76,020
	Ford Motor Credit Company, LLC
70,000	5.000%, 5/15/2018	76,196
95,000	2.597%, 11/4/2019	95,944
	General Motors Company
120,000	6.250%, 10/2/2043	143,222
	General Motors Financial Company, Inc.
275,000	3.250%, 5/15/2018	281,248

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Consumer Cyclical (0.2%) - continued
$90,000	4.000%, 1/15/2025	$90,556
	Hilton Worldwide Finance, LLC
275,000	5.625%, 10/15/2021	290,125
	Home Depot, Inc.
75,000	4.875%, 2/15/2044	86,809
	Hyundai Capital America
50,000	2.000%, 3/19/2018[f]	50,350
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[f]	291,500
	KB Home
140,000	4.750%, 5/15/2019	138,950
	L Brands, Inc.
275,000	5.625%, 2/15/2022	301,813
	Lennar Corporation
275,000	4.125%, 12/1/2018	279,813
	Macy’s Retail Holdings, Inc.
40,000	4.375%, 9/1/2023	43,600
95,000	3.625%, 6/1/2024	97,966
	MGM Resorts International
275,000	6.000%, 3/15/2023	284,797
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	48,300
74,000	4.000%, 12/31/2018	76,220
	TRW Automotive, Inc.
83,000	7.250%, 3/15/2017[f]	90,885
	United Rentals, Inc.
275,000	5.500%, 7/15/2025	278,589
	Walgreens Boots Alliance, Inc.
75,000	2.700%, 11/18/2019	76,414

	Total	3,858,602

Consumer Non-Cyclical (0.3%)
	Actavis Funding SCS
95,000	4.550%, 3/15/2035	95,351
120,000	4.850%, 6/15/2044	122,131
	Amgen, Inc.
55,000	2.125%, 5/1/2020	54,877
130,000	2.700%, 5/1/2022	128,887
65,000	3.125%, 5/1/2025	64,225
	B&G Foods, Inc.
200,000	4.625%, 6/1/2021	200,500
	Becton, Dickinson and Company
108,000	6.375%, 8/1/2019	125,613
	Boston Scientific Corporation
75,000	6.000%, 1/15/2020	86,152
125,000	4.125%, 10/1/2023	131,902
	Bunge Limited Finance Corporation
108,000	8.500%, 6/15/2019	132,391
	CHS/Community Health Systems, Inc.
275,000	7.125%, 7/15/2020	294,937
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	50,768
	Cigna Corporation
95,000	5.375%, 2/15/2042	114,702
	CVS Health Corporation
40,000	2.250%, 8/12/2019	40,540
	EMD Finance, LLC
85,000	0.619%, 3/17/2017[f,g]	84,968
128,000	2.950%, 3/19/2022[f]	129,867
	Endo Finance LLC & Endo Finco, Inc.
275,000	7.000%, 7/15/2019[f]	286,688
	Forest Laboratories, Inc.
150,000	4.375%, 2/1/2019[f]	160,181
	Fresenius Medical Care US Finance II, Inc.
275,000	5.875%, 1/31/2022[f]	301,125
	HCA, Inc.
275,000	3.750%, 3/15/2019	283,250
	Hospira, Inc.
55,000	6.050%, 3/30/2017	59,662
95,000	5.800%, 8/12/2023	113,496
95,000	5.600%, 9/15/2040	113,692
	IMS Health, Inc.
360,000	6.000%, 11/1/2020[f]	374,400
	JBS Finance II, Ltd.
275,000	8.250%, 1/29/2018*	283,665
	Kraft Foods Group, Inc.
125,000	5.000%, 6/4/2042	133,586
	Laboratory Corporation of America Holdings
60,000	2.625%, 2/1/2020	60,486
120,000	4.700%, 2/1/2045	120,741
	Lorillard Tobacco Company
90,000	2.300%, 8/21/2017[i]	91,091
	McKesson Corporation
65,000	3.796%, 3/15/2024	67,867
75,000	4.883%, 3/15/2044	83,165
	Medco Health Solutions, Inc.
51,000	7.125%, 3/15/2018	58,487
	Medtronic, Inc.
130,000	4.375%, 3/15/2035[f]	137,353
	Merck & Company, Inc.
65,000	0.631%, 2/10/2020[g]	65,382
30,000	3.700%, 2/10/2045	28,995
	Mondelez International, Inc.
91,000	0.775%, 2/1/2019[g]	90,068
	Mylan, Inc.
90,000	7.875%, 7/15/2020[f]	94,239
	Ortho-Clinical Diagnostics, Inc.
185,000	6.625%, 5/15/2022[f]	164,419
	Pernod Ricard SA
50,000	2.950%, 1/15/2017[f]	51,311
72,000	5.750%, 4/7/2021[f]	83,037
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[f]	134,999
	SABMiller Holdings, Inc.
64,000	3.750%, 1/15/2022[f]	67,463
64,000	4.950%, 1/15/2042[f]	70,125
	Safeway, Inc.
4,000	3.400%, 12/1/2016	4,040
	Spectrum Brands Escrow Corporation
275,000	6.375%, 11/15/2020	291,500
	Sysco Corporation
45,000	2.350%, 10/2/2019	45,841
30,000	4.350%, 10/2/2034	30,737
	Tenet Healthcare Corporation
275,000	8.125%, 4/1/2022	300,094
	WM Wrigley Jr. Company
60,000	2.000%, 10/20/2017[f]	60,797

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Consumer Non-Cyclical (0.3%) - continued
	Zimmer Holdings, Inc.
$96,000	4.450%, 8/15/2045	$95,042

	Total	6,264,835

Energy (0.6%)
	Antero Resources Corporation
405,000	5.125%, 12/1/2022	402,975
	Boardwalk Pipelines, Ltd.
102,000	5.875%, 11/15/2016	106,225
	Bonanza Creek Energy, Inc.
410,000	6.750%, 4/15/2021	417,175
	BP Capital Markets plc
64,000	3.062%, 3/17/2022	65,218
	Buckeye Partners, LP
107,000	2.650%, 11/15/2018	106,879
	Chaparral Energy, Inc.
485,000	7.625%, 11/15/2022	388,000
	Chesapeake Energy Corporation
325,000	4.875%, 4/15/2022[i]	299,813
	CNOOC Nexen Finance
108,000	1.625%, 4/30/2017	108,246
	CNPC General Capital, Ltd.
72,000	1.450%, 4/16/2016[f]	72,039
72,000	2.750%, 4/19/2017[f]	73,431
	Concho Resources, Inc.
598,154	5.500%, 10/1/2022	608,682
120,000	5.500%, 4/1/2023	121,650
	Continental Resources, Inc.
119,000	5.000%, 9/15/2022	120,785
	Crestwood Midstream Partners, LP
155,000	6.125%, 3/1/2022	160,037
	El Paso, LLC
85,000	7.800%, 8/1/2031	101,956
	Enbridge, Inc.
157,000	0.712%, 6/2/2017[g]	155,101
	Energy Transfer Partners, LP
111,000	4.650%, 6/1/2021	119,228
90,000	4.900%, 3/15/2035	87,865
	Energy XXI Gulf Coast, Inc.
240,000	11.000%, 3/15/2020[f]	229,200
	Enterprise Products Operating, LLC
120,000	2.550%, 10/15/2019	121,975
	EQT Corporation
53,000	5.150%, 3/1/2018	56,689
55,000	8.125%, 6/1/2019	65,454
	Halcon Resources Corporation
565,000	8.875%, 5/15/2021[i]	441,265
	Hess Corporation
112,000	8.125%, 2/15/2019	134,020
	Hornbeck Offshore Services, Inc.
120,000	5.875%, 4/1/2020	108,600
330,000	5.000%, 3/1/2021	274,725
	Jones Energy Holdings, LLC
565,000	6.750%, 4/1/2022	559,350
	Kinder Morgan, Inc.
75,000	5.000%, 2/15/2021[f]	80,911
82,000	5.300%, 12/1/2034	81,397
	Laredo Petroleum, Inc.
405,000	5.625%, 1/15/2022[i]	407,531
	Linn Energy, LLC
273,154	6.250%, 11/1/2019	230,815
445,000	8.625%, 4/15/2020	405,226
	Magellan Midstream Partners, LP
30,000	4.200%, 3/15/2045	28,738
	Marathon Petroleum Corporation
30,000	3.625%, 9/15/2024	30,535
60,000	4.750%, 9/15/2044	60,037
	MarkWest Energy Partners, LP
275,000	4.875%, 12/1/2024	284,460
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[f]	271,562
440,000	7.000%, 3/31/2024[f]	433,488
	Memorial Production Partners, LP
380,000	7.625%, 5/1/2021	371,450
	NiSource Finance Corporation
65,000	4.800%, 2/15/2044	71,636
95,000	5.650%, 2/1/2045	116,391
	Oasis Petroleum, Inc.
285,000	6.500%, 11/1/2021	286,425
160,000	6.875%, 3/15/2022[i]	162,800
	Offshore Group Investment, Ltd.
275,000	7.500%, 11/1/2019	181,500
325,000	7.125%, 4/1/2023	208,000
	Pacific Drilling SA
485,000	5.375%, 6/1/2020[f]	411,038
	Petrobras Global Finance BV
125,000	4.375%, 5/20/2023	111,166
	Petroleos Mexicanos
65,000	3.500%, 1/30/2023	62,806
80,000	2.378%, 4/15/2025	81,065
90,000	5.625%, 1/23/2046[f]	90,189
	Precision Drilling Corporation
325,000	5.250%, 11/15/2024	281,125
	Range Resources Corporation
405,000	5.000%, 3/15/2023	411,075
	Regency Energy Partners, LP
275,000	5.000%, 10/1/2022	294,938
	Rice Energy, Inc.
405,000	7.250%, 5/1/2023[f]	421,200
	Rosetta Resources, Inc.
405,000	5.875%, 6/1/2024	401,963
	Sabine Pass Liquefaction, LLC
275,000	5.625%, 3/1/2025[f]	276,526
	Sinopec Capital, Ltd.
59,000	1.250%, 4/24/2016[f]	58,992
	Southwestern Energy Company
75,000	7.500%, 2/1/2018	84,749
	Spectra Energy Partners, LP
64,000	4.500%, 3/15/2045	62,448
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	97,496
	Valero Energy Corporation
96,000	4.900%, 3/15/2045	97,192
	Whiting Petroleum Corporation
445,000	5.750%, 3/15/2021[i]	451,399
	Williams Companies, Inc.
57,000	3.700%, 1/15/2023	53,896

	Total	12,968,748

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Financials (0.7%)
	Abbey National Treasury Services plc
$48,000	3.050%, 8/23/2018	$49,994
	Air Lease Corporation
75,000	2.125%, 1/15/2018	74,625
	Ally Financial, Inc.
180,000	3.750%, 11/18/2019	179,028
	American Express Credit Corporation
130,000	0.820%, 3/18/2019[g]	130,042
	American International Group, Inc.
55,000	2.300%, 7/16/2019	55,599
120,000	3.875%, 1/15/2035	116,834
	Aviation Capital Group Corporation
48,000	3.875%, 9/27/2016[f]	49,313
	Banco Santander Chile
155,000	1.176%, 4/11/2017[f,g]	154,542
	Bank of America Corporation
135,000	1.335%, 3/22/2018[g]	136,687
110,000	1.144%, 4/1/2019[g]	110,792
125,000	3.300%, 1/11/2023	125,284
60,000	4.000%, 4/1/2024	62,835
90,000	4.000%, 1/22/2025	89,203
63,000	5.875%, 2/7/2042	77,744
111,000	8.000%, 12/29/2049[l]	118,631
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[f]	55,789
	Barclays Bank plc
90,000	10.179%, 6/12/2021[f]	121,482
	Barclays plc
90,000	2.750%, 11/8/2019	91,042
	BB&T Corporation
55,000	0.990%, 1/15/2020[g]	55,162
	BBVA Banco Continental SA
109,000	2.250%, 7/29/2016[f]	109,491
	BioMed Realty, LP
108,000	2.625%, 5/1/2019	108,593
	BNP Paribas SA
117,000	2.375%, 9/14/2017	119,532
	BPCE SA
96,000	5.700%, 10/22/2023[f]	104,792
	Caisse Centrale Desjardins du Quebec
75,000	0.944%, 1/29/2018[f,g]	74,986
	Capital One Financial Corporation
95,000	6.150%, 9/1/2016	100,775
90,000	2.450%, 4/24/2019	90,859
	Citigroup, Inc.
73,000	6.000%, 8/15/2017	80,054
90,000	1.044%, 4/8/2019[g]	90,062
122,000	8.500%, 5/22/2019	150,949
89,000	4.050%, 7/30/2022	92,704
120,000	3.750%, 6/16/2024	123,970
	CoBank ACB
50,000	0.871%, 6/15/2022*,g	47,062
	Compass Bank
90,000	2.750%, 9/29/2019	90,979
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
72,000	3.950%, 11/9/2022	73,856
	Credit Agricole SA
110,000	1.075%, 4/15/2019[f,g]	110,768
	Credit Suisse AG
73,000	5.400%, 1/14/2020	81,961
	CyrusOne, LP
275,000	6.375%, 11/15/2022	289,781
	DDR Corporation
144,000	9.625%, 3/15/2016	154,322
	Denali Borrower, LLC
275,000	5.625%, 10/15/2020[f]	293,906
	Deutsche Bank AG
90,000	1.350%, 5/30/2017	89,757
	Discover Bank
90,000	8.700%, 11/18/2019	110,215
	Discover Financial Services
72,000	6.450%, 6/12/2017	79,100
	DnB Boligkreditt AS
224,000	1.450%, 3/21/2018[f]	223,798
	Duke Realty, LP
30,000	3.875%, 2/15/2021	31,627
90,000	4.375%, 6/15/2022	95,921
	European Investment Bank
165,000	1.875%, 3/15/2019	168,561
120,000	2.125%, 10/15/2021	122,103
	Fifth Third Bancorp
93,000	5.450%, 1/15/2017	99,278
55,000	2.875%, 10/1/2021	55,517
	General Electric Capital Corporation
215,000	3.100%, 1/9/2023	222,648
132,000	6.750%, 3/15/2032	181,539
	Genworth Financial, Inc.
74,000	7.700%, 6/15/2020	80,290
	Goldman Sachs Group, Inc.
180,000	1.478%, 4/30/2018[g]	182,645
95,000	1.357%, 11/15/2018[g]	96,050
110,000	2.550%, 10/23/2019	111,242
117,000	5.375%, 3/15/2020	132,403
75,000	1.437%, 4/23/2020[g]	75,862
121,000	5.250%, 7/27/2021	136,923
150,000	3.500%, 1/23/2025	150,045
	Hartford Financial Services Group, Inc.
84,000	5.125%, 4/15/2022	94,984
	HBOS plc
108,000	6.750%, 5/21/2018[f]	120,721
	HCP, Inc.
60,000	3.400%, 2/1/2025	58,269
	Health Care REIT, Inc.
27,000	2.250%, 3/15/2018	27,357
	HSBC Bank plc
180,000	0.897%, 5/15/2018[f,g]	180,807
	HSBC Holdings plc
62,000	5.250%, 3/14/2044	68,923
95,000	6.375%, 3/29/2049[l]	98,088
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,445
	Icahn Enterprises, LP
215,000	6.000%, 8/1/2020	226,062
	ING Bank NV
200,000	4.125%, 11/21/2023	207,740
	ING Capital Funding Trust III
90,000	3.875%, 12/29/2049[g,l]	90,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Financials (0.7%) - continued
	International Lease Finance Corporation
$162,000	2.221%, 6/15/2016[g]	$161,190
	Intesa Sanpaolo SPA
54,000	3.875%, 1/16/2018	56,443
	J.P. Morgan Chase & Company
75,000	1.800%, 1/25/2018	75,470
116,000	6.300%, 4/23/2019	133,957
60,000	2.250%, 1/23/2020	59,832
23,000	3.200%, 1/25/2023	23,123
120,000	3.625%, 5/13/2024	123,533
60,000	3.875%, 9/10/2024	60,604
130,000	3.125%, 1/23/2025	128,269
120,000	7.900%, 4/29/2049[l]	127,800
	Liberty Mutual Group, Inc.
28,000	4.950%, 5/1/2022[f]	30,815
25,000	6.500%, 5/1/2042[f]	30,733
	Liberty Property, LP
96,000	3.750%, 4/1/2025	96,186
	Lloyds Bank plc
85,000	0.791%, 3/16/2018[g]	85,095
	Lloyds Banking Group plc
108,000	5.920%, 9/29/2049[f,l]	108,810
	Merrill Lynch & Company, Inc.
210,000	6.050%, 5/16/2016	219,975
92,000	6.400%, 8/28/2017	101,617
	MetLife, Inc.
125,000	4.050%, 3/1/2045	123,804
	Mizuho Bank, Ltd.
108,000	1.850%, 3/21/2018[f]	108,377
	Morgan Stanley
180,000	6.625%, 4/1/2018	203,907
120,000	1.557%, 4/25/2018[g]	122,108
75,000	1.417%, 1/27/2020[g]	76,099
65,000	4.875%, 11/1/2022	70,416
126,000	4.100%, 5/22/2023	129,250
75,000	4.300%, 1/27/2045	73,750
80,000	5.550%, 12/29/2049[l]	80,400
	National City Corporation
87,000	6.875%, 5/15/2019	101,906
	Prologis, LP
135,000	7.375%, 10/30/2019	162,176
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	55,587
	Realty Income Corporation
27,000	2.000%, 1/31/2018	27,256
	Regions Bank
71,000	7.500%, 5/15/2018	82,068
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	53,740
81,000	5.000%, 6/1/2021	90,139
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[f]	85,955
	Royal Bank of Scotland Group plc
110,000	1.213%, 3/31/2017[g]	110,074
	Santander Holdings USA, Inc.
96,000	2.650%, 4/17/2020	95,414
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	54,162
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[f]	137,268
	SLM Corporation
35,000	3.875%, 9/10/2015	35,228
	SpareBank 1 Boligkreditt AS
224,000	1.250%, 5/2/2018[f]	222,813
	Sumitomo Mitsui Banking Corporation
170,000	1.300%, 1/10/2017	170,058
90,000	0.856%, 1/16/2018[g]	90,221
	Svenska Handelsbanken AB
98,000	1.625%, 3/21/2018	98,443
120,000	0.761%, 6/17/2019[g]	119,557
	Swiss RE Capital I, LP
55,000	6.854%, 5/29/2049[f,l]	57,475
	Synchrony Financial
55,000	3.000%, 8/15/2019	56,104
50,000	1.485%, 2/3/2020[g]	50,229
60,000	3.750%, 8/15/2021	61,927
	UBS AG/Stamford, Connecticut
54,000	5.875%, 12/20/2017	59,839
	USB Realty Corporation
50,000	1.422%, 12/29/2049[f,g,l]	45,500
	Voya Financial, Inc.
109,000	2.900%, 2/15/2018	112,251
	Wells Fargo & Company
75,000	0.958%, 1/30/2020[g]	75,522
125,000	3.450%, 2/13/2023	127,383
125,000	3.000%, 2/19/2025	123,263

	Total	13,060,071

Foreign Government (<0.1%)
	Eksportfinans ASA
52,000	5.500%, 5/25/2016	53,820
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	75,252
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[f]	124,793
	Mexico Government International Bond
75,000	4.600%, 1/23/2046	74,719

	Total	328,584

Mortgage-Backed Securities (2.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,925,000	3.000%, 5/1/2029[c]	4,108,371
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
240,244	1.960%, 6/1/2043[g]	247,541
3,675,000	4.000%, 5/1/2044[c]	3,921,569
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,725,000	3.500%, 5/1/2029[c]	3,954,320
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
329,172	2.073%, 1/1/2043[g]	342,126
561,521	2.059%, 3/1/2043[g]	583,315

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Mortgage-Backed Securities (2.1%) - continued
$568,711	1.729%, 7/1/2043[g]	$583,247
392,954	2.025%, 7/1/2043[g]	405,835
341,346	2.085%, 8/1/2043[g]	352,943
10,275,000	3.500%, 5/1/2044[c]	10,764,668
8,600,000	4.000%, 5/1/2044[c]	9,189,739
7,500,000	4.500%, 5/1/2045[c]	8,162,694

	Total	42,616,368

Technology (0.1%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	70,067
	Apple, Inc.
125,000	3.450%, 2/9/2045	111,779
	EMC Corporation
87,000	1.875%, 6/1/2018	87,913
	Fidelity National Information Services, Inc.
126,000	1.450%, 6/5/2017	125,852
	First Data Corporation
275,000	7.375%, 6/15/2019[f]	285,656
	Freescale Semiconductor, Inc.
275,000	6.000%, 1/15/2022[f]	297,137
	Hewlett-Packard Company
124,000	5.400%, 3/1/2017	133,093
	Iron Mountain, Inc.
275,000	6.000%, 8/15/2023	292,875
	Micron Semiconductor Asia Pte, Ltd.
68,000	1.258%, 1/15/2019	67,993
	Oracle Corporation
55,000	2.500%, 5/15/2022[c]	54,663
160,000	2.950%, 5/15/2025[c]	158,409
	Tyco Electronics Group SA
128,000	6.550%, 10/1/2017	142,898

	Total	1,828,335

Transportation (0.1%)
	Air Canada Pass Through Trust
50,000	3.875%, 3/15/2023[f]	50,125
	American Airlines Pass Through Trust
155,000	3.375%, 5/1/2027	157,906
	Avis Budget Car Rental, LLC
160,000	5.125%, 6/1/2022[f]	161,400
	Burlington Northern Santa Fe, LLC
125,000	5.050%, 3/1/2041	141,627
	Canadian Pacific Railway Company
30,000	7.125%, 10/15/2031	40,514
36,000	5.750%, 3/15/2033	43,058
	Continental Airlines, Inc.
58,602	4.150%, 4/11/2024	62,147
	CSX Corporation
42,000	3.700%, 11/1/2023	44,619
	Delta Air Lines, Inc.
63,000	6.750%, 5/23/2017	64,890
33,913	4.950%, 5/23/2019	36,436
12,108	4.750%, 5/7/2020	13,031
	ERAC USA Finance, LLC
30,000	2.800%, 11/1/2018[f]	30,919
90,000	4.500%, 2/15/2045[f]	88,821
	FedEx Corporation
155,000	3.900%, 2/1/2035	150,194
	Korea Expressway Corporation
108,000	1.625%, 4/28/2017[f]	107,964
	Southwest Airlines Company
97,000	2.750%, 11/6/2019	98,978
	Union Pacific Corporation
120,000	3.875%, 2/1/2055	113,804
	Virgin Australia Holdings, Ltd.
37,017	5.000%, 10/23/2023[f]	39,007

	Total	1,445,440

U.S. Government and Agencies (3.4%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	739,492
1,175,000	4.375%, 5/15/2040	1,534,293
16,030,000	3.000%, 5/15/2042	16,832,750
	U.S. Treasury Notes
800,000	0.875%, 11/15/2017	801,562
2,665,000	1.500%, 10/31/2019	2,679,783
8,350,000	1.875%, 6/30/2020	8,513,735
650,000	2.000%, 2/15/2025	647,360
6,700,000	3.625%, 2/15/2044	7,891,870
325,000	2.500%, 2/15/2045	308,750
	U.S. Treasury Notes, TIPS
12,081,594	0.125%, 4/15/2018	12,369,474
14,336,175	0.125%, 1/15/2023	14,454,893

	Total	66,773,962

Utilities (0.2%)
	AES Corporation
275,000	7.375%, 7/1/2021	306,023
	American Electric Power Company, Inc.
128,000	2.950%, 12/15/2022	128,457
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	65,447
	Berkshire Hathaway Energy Company
45,000	2.400%, 2/1/2020	45,529
	Calpine Corporation
275,000	5.375%, 1/15/2023	277,406
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	122,542
	Consolidated Edison Company of New York, Inc.
80,000	4.450%, 3/15/2044	86,487
	DTE Electric Company
95,000	3.700%, 3/15/2045	94,051
	DTE Energy Company
25,000	2.400%, 12/1/2019	25,306
	Duke Energy Carolinas, LLC
64,000	3.750%, 6/1/2045	63,754
	Duke Energy Corporation
75,000	2.100%, 6/15/2018	76,431
	Dynegy Finance I, Inc.
180,000	6.750%, 11/1/2019[f]	188,100
	EDP Finance BV
90,000	4.125%, 1/15/2020[f]	92,970
	Enel Finance International NV
37,000	6.250%, 9/15/2017[f]	40,945
	Enterprise Products Operating, LLC
78,000	5.100%, 2/15/2045	83,308

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Utilities (0.2%) - continued
$65,000	7.034%, 1/15/2068	$70,444
	Eversource Energy
55,000	1.600%, 1/15/2018	55,197
	Exelon Generation Company, LLC
123,000	5.200%, 10/1/2019	136,973
50,000	2.950%, 1/15/2020	50,793
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	31,627
95,000	5.300%, 7/1/2043	109,587
	MidAmerican Energy Holdings Company
80,000	6.500%, 9/15/2037	105,245
	Monongahela Power Company
95,000	5.400%, 12/15/2043[f]	113,511
	Northern States Power Company
140,000	4.125%, 5/15/2044	148,622
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	289,437
	Oncor Electric Delivery Company, LLC
96,000	3.750%, 4/1/2045[f]	92,633
	Pacific Gas & Electric Company
121,000	5.625%, 11/30/2017	133,264
	PG&E Corporation
45,000	2.400%, 3/1/2019	45,462
	PPL Capital Funding, Inc.
54,000	3.500%, 12/1/2022	55,995
95,000	5.000%, 3/15/2044	108,544
	Sempra Energy
150,000	6.150%, 6/15/2018	169,878
60,000	2.400%, 3/15/2020	60,398
	Southern California Edison Company
35,000	2.400%, 2/1/2022	34,879
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	62,436
	TransAlta Corporation
125,000	1.900%, 6/3/2017	124,625
	Williams Companies, Inc.
72,000	7.875%, 9/1/2021	82,999

	Total	3,779,305

	Total Long-Term Fixed Income (cost $189,954,589)	194,516,344

Shares	Collateral Held for Securities Loaned (0.1%)	Value
2,006,139	Thrivent Cash Management Trust	2,006,139

	Total Collateral Held for Securities Loaned (cost $2,006,139)	2,006,139

Shares or Principal Amount	Short-Term Investments (9.9%)[m]	Value
	Federal Home Loan Bank Discount Notes
3,000,000	0.080%, 7/6/2011[e]	2,999,560
2,000,000	0.078%, 7/22/2011	1,999,645
13,000,000	0.075%, 5/8/2015	12,999,810
14,000,000	0.052%, 5/13/2015	13,999,755
1,000,000	0.060%, 5/20/2015	999,968
9,000,000	0.055%, 5/22/2015[e]	8,999,711
25,000,000	0.060%, 5/26/2015	24,998,958
17,000,000	0.050%, 5/29/2015	16,999,339
3,000,000	0.060%, 6/1/2015	2,999,845
2,000,000	0.060%, 6/2/2015	1,999,893
28,000,000	0.069%, 6/3/2015[e]	27,998,217
25,300,000	0.072%, 6/5/2015	25,298,229
1,000,000	0.065%, 6/12/2015	999,924
1,000,000	0.055%, 6/22/2015	999,921
6,000,000	0.070%, 6/26/2015	5,999,347
1,000,000	0.060%, 7/7/2015	999,888
4,000,000	0.085%, 7/8/2015[e]	3,999,358
15,000,000	0.080%, 7/15/2015[e]	14,997,500
6,500,000	0.075%, 7/17/2015	6,498,957
	Federal Home Loan Mortgage Corporation Discount Notes
2,900,000	0.060%, 5/11/2015[e]	2,899,952
100,000	0.065%, 5/26/2015[e]	99,996
4,000,000	0.075%, 6/10/2015[e]	3,999,667
	Federal National Mortgage Association Discount Notes
3,000,000	0.042%, 5/13/2015	2,999,958
6,400,000	0.065%, 5/21/2015	6,399,769
2,000,000	0.130%, 8/12/2015[e]	1,999,256
	U.S. Treasury Bills
100,000	0.055%, 5/7/2015	99,999
700,000	0.020%, 6/18/2015[n]	699,981
400,000	0.065%, 8/20/2015[n]	399,920

	Total Short-Term Investments (at amortized cost)	196,386,323

	Total Investments (cost $1,725,504,606) 102.1%	$2,025,192,870

	Other Assets and Liabilities, Net (2.1%)	(40,704,639)

	Total Net Assets 100.0%	$1,984,488,231

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At April 30, 2015, $20,344,012 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $17,769,421 or 0.9% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

i	All or a portion of the security is on loan.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At April 30, 2015, $1,099,901 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$139,930
Apidos CLO XVIII, 7/22/2026	6/25/2014	134,662
Babson CLO, Ltd., 10/17/2026	8/15/2014	139,930
Betony CLO, Ltd., 4/15/2027	2/25/2015	125,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	140,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	139,859
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	150,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	150,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	140,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	150,000
CoBank ACB, 6/15/2022	10/18/2013	46,626
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	140,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	157,149
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	149,850
JBS Finance II, Ltd., 1/29/2018	8/11/2014	289,088
Limerock CLO III, LLC, 10/20/2026	10/16/2014	450,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	149,820
Magnetite XII, Ltd., 4/15/2027	2/6/2015	450,000
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	450,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	140,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	448,875
OZLM VIII, Ltd., 10/17/2026	8/7/2014	139,202
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	325,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	450,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	446,625
Symphony CLO, Ltd., 1/9/2023	9/15/2014	138,604
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	139,790

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Basic Materials (0.3%)
	Axalta Coating Systems US Holdings, Inc.,Term Loan
$727,742	3.750%, 2/1/2020	$729,197
	Fortescue Metals Group, Ltd., Term Loan
2,730,420	3.750%, 6/30/2019	2,462,102
	Ineos Group Holdings, Ltd., Term Loan
947,447	3.750%, 5/4/2018	948,754
	NewPage Corporation, Term Loan
930,327	9.500%, 2/11/2021	846,207
	Wausau Paper Corporation, Term Loan
495,060	6.500%, 7/30/2020	498,773

	Total	5,485,033

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
494,275	3.750%, 10/9/2019	492,792
	Berry Plastics Group, Inc., Term Loan
1,626,800	3.500%, 2/8/2020	1,626,491
	Silver II Borrower, Term Loan
407,341	4.000%, 12/13/2019	397,056
	STHI Holding Corporation, Term Loan
213,925	4.500%, 8/6/2021	213,568

	Total	2,729,907

Communications Services (1.4%)
	Atlantic Broadband Penn, LLC, Term Loan
347,379	3.250%, 11/30/2019	346,295
	Birch Communication Inc., Term Loan
777,222	7.750%, 7/17/2020	771,393
	Cable & Wireless Communications plc, Term Loan
135,652	5.500%, 4/28/2017	135,652
	Cengage Learning Acquisitions, Term Loan
1,296,900	7.000%, 3/31/2020	1,303,787
	Cequel Communications, LLC, Term Loan
510,767	3.500%, 2/14/2019	512,468
	Charter Communications Operating, LLC, Term Loan
216,150	3.000%, 7/1/2020	215,508
	Clear Channel Communications, Inc., Term Loan
314,163	7.684%, 7/30/2019	304,346
	Cumulus Media Holdings, Inc., Term Loan
1,011,852	4.250%, 12/23/2020	999,204
	Fairpoint Communications, Term Loan
1,087,800	7.500%, 2/14/2019	1,106,837
	Grande Communications Networks, LLC, Term Loan
638,634	4.500%, 5/29/2020	632,247
	Hargray Communications Group, Inc., Term Loan
1,146,111	5.250%, 6/26/2019	1,152,197
	iHeartCommunications, Inc., Term Loan
976,825	6.934%, 1/30/2019	934,089
	Integra Telecom Holdings, Inc., Term Loan
637,000	5.250%, 2/22/2019	639,070
220,000	9.750%, 2/21/2020	218,557
	Intelsat Jackson Holdings SA, Term Loan
633,591	3.750%, 6/30/2019	632,799
	Level 3 Communications, Inc., Term Loan
960,000	4.000%, 1/15/2020	962,102
	Level 3 Financing, Inc., Term Loan
400,000	4.500%, 1/31/2022	400,252
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
550,000	0.000%, 1/7/2022 [b,c]	552,063
355,000	4.500%, 1/7/2022	355,888
	LTS Buyer, LLC, Term Loan
486,338	4.000%, 4/13/2020	485,730
34,788	8.000%, 4/12/2021	34,729
	McGraw-Hill Global Education, LLC, Term Loan
872,333	5.750%, 3/22/2019	875,604
	Mediacom Broadband, LLC, Term Loan
385,125	4.000%, 1/20/2020	385,606
	NEP Broadcasting, LLC, Term Loan
62,857	9.500%, 7/22/2020	62,621
	NEP/NCP Holdco, Inc., Term Loan
2,607,115	4.250%, 1/22/2020	2,585,398
	NTelos, Inc., Term Loan
331,500	5.750%, 11/9/2019	286,747
	Syniverse Holdings, Inc., Term Loan
862,874	4.000%, 4/23/2019	830,249
	TNS, Inc., Term Loan
585,908	5.000%, 2/14/2020	585,662
	Univision Communications, Inc., Term Loan
1,045,353	4.000%, 3/1/2020	1,045,928
	Virgin Media Investment Holdings, Ltd., Term Loan
2,013,076	3.500%, 6/7/2020	2,013,962
	WideOpenWest Finance, LLC, Term Loan
1,425,900	4.750%, 4/1/2019	1,432,359
	XO Communications, LLC, Term Loan
272,250	4.250%, 3/20/2021	272,522
	Yankee Cable Acquisition, LLC, Term Loan
826,832	4.250%, 3/1/2020	829,618
	Zayo Group, LLC, Term Loan
2,850,689	4.000%, 7/2/2019	2,850,689

	Total	26,752,178

Consumer Cyclical (0.6%)
	Amaya Gaming Group, Inc., Term Loan
706,450	5.000%, 8/1/2021	706,895
	Burlington Coat Factory Warehouse Corporation, Term Loan
518,338	4.250%, 8/13/2021	520,650

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Consumer Cyclical (0.6%) - continued
	Ceridian HCM Holding, Inc., Term Loan
$270,764	4.500%, 9/15/2020	$269,411
	Chrysler Group, LLC, Term Loan
715,140	3.500%, 5/24/2017	715,855
	Golden Nugget, Inc., Delayed Draw
124,631	5.500%, 11/21/2019	125,566
	Golden Nugget, Inc., Term Loan
290,806	5.500%, 11/21/2019	292,987
	Hilton Worldwide Finance, LLC, Term Loan
508,333	3.500%, 10/26/2020	510,052
	J.C. Penney Corporation, Inc., Term Loan
319,313	6.000%, 5/22/2018	319,111
	Las Vegas Sands, LLC, Term Loan
1,407,188	3.250%, 12/19/2020	1,407,821
	Marina District Finance Company, Inc., Term Loan
1,018,311	6.500%, 8/15/2018	1,025,398
	MGM Resorts International, Term Loan
703,800	3.500%, 12/20/2019	703,504
	Mohegan Tribal Gaming Authority, Term Loan
1,481,250	5.500%, 11/19/2019	1,474,110
	Rite Aid Corporation, Term Loan
330,000	5.750%, 8/21/2020	333,713
	ROC Finance, LLC, Term Loan
1,191,850	5.000%, 6/20/2019	1,178,942
	Scientific Games International, Inc., Term Loan
272,243	6.000%, 10/18/2020	274,889
	Seminole Indian Tribe of Florida, Term Loan
352,600	3.000%, 4/29/2020	352,512

	Total	10,211,416

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
955,380	5.375%, 3/21/2019	962,803
	Biomet, Inc., Term Loan
650,746	3.681%, 7/25/2017	650,681
	Catalina Marketing Corporation, Term Loan
203,463	4.500%, 4/9/2021	184,591
	CHS/Community Health Systems, Inc., Term Loan
133,699	3.434%, 12/31/2018	134,401
355,451	4.250%, 1/27/2021	357,559
	Hologic, Inc., Term Loan
341,394	3.250%, 8/1/2019	342,057
	JBS USA, LLC, Term Loan
725,940	3.750%, 5/25/2018	727,755
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,250,550	4.750%, 6/30/2021	1,246,173
	Roundy’s Supermarkets, Inc., Term Loan
834,940	5.750%, 3/3/2021	805,124
	Supervalu, Inc., Term Loan
1,003,455	4.500%, 3/21/2019	1,006,676
	Visant Corporation, Term Loan
1,229,076	7.000%, 9/23/2021	1,234,779

	Total	7,652,599

Energy (0.2%)
	Arch Coal, Inc., Term Loan
1,355,709	6.250%, 5/16/2018	1,007,916
	Energy Solutions, LLC, Term Loan
412,657	6.750%, 5/29/2020	413,561
	Expro Holdings UK 2, Ltd., Term Loan
348,250	5.750%, 9/2/2021	309,135
	Fieldwood Energy, LLC, Term Loan
24,631	8.375%, 9/30/2020	19,089
	Houston Fuel Oil Terminal, LLC, Term Loan
626,850	4.250%, 8/19/2021	617,447
	McJunkin Red Man Corporation, Term Loan
517,125	5.000%, 11/8/2019	509,854
	Offshore Group Investment, Ltd., Term Loan
852,600	5.750%, 3/28/2019	552,058
	Pacific Drilling SA, Term Loan
427,388	4.500%, 6/3/2018	375,870
	Samson Investment Company, Term Loan
335,000	0.000%, 9/25/2018 [b,c]	159,460
	Targa Resources Partners, LP, Term Loan
112,558	5.750%, 2/27/2022	113,965

	Total	4,078,355

Financials (0.2%)
	DJO Finance, LLC, Term Loan
804,385	4.250%, 9/15/2017	803,886
400,000	0.000%, 6/16/2020 [b,c]	402,400
	GEO Group, Inc., Term Loan
215,600	3.250%, 4/3/2020	215,240
	Harland Clarke Holdings Corporation, Term Loan
116,250	6.000%, 8/4/2019	116,782
	MoneyGram International, Inc., Term Loan
862,400	4.250%, 3/27/2020	810,656
	WaveDivision Holdings, LLC, Term Loan
997,050	4.000%, 10/15/2019	996,203

	Total	3,345,167

Technology (0.2%)
	First Data Corporation, Term Loan
1,095,000	3.682%, 3/23/2018	1,097,059
395,000	3.682%, 9/24/2018	395,494
	Freescale Semiconductor, Inc., Term Loan
788,975	4.250%, 2/28/2020	791,934
499,395	5.000%, 1/15/2021	503,455
	Infor US, Inc., Term Loan
567,908	3.750%, 6/3/2020	566,806

	Total	3,354,748

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Transportation (0.2%)
	American Airlines, Inc., Term Loan
$898,987	3.750%, 6/27/2019	$902,170
	Delta Air Lines, Inc., Term Loan
815,308	3.250%, 4/20/2017	815,006
	OSG Bulk Ships, Inc., Term Loan
476,400	5.250%, 8/5/2019	477,591
	United Airlines, Inc., Term Loan
539,000	3.500%, 4/1/2019	539,480
104,475	3.750%, 9/15/2021	105,324

	Total	2,839,571

Utilities (0.1%)
	Calpine Corporation, Term Loan
161,221	4.000%, 4/1/2018	162,064
765,375	4.000%, 10/9/2019	768,567
	Intergen NV, Term Loan
417,563	5.500%, 6/15/2020	398,250
	NGPL PipeCo, LLC, Term Loan
454,971	6.750%, 9/15/2017	440,258

	Total	1,769,139

	Total Bank Loans (cost $69,279,529)	68,218,113

Shares	Affiliated Mutual Funds (54.4%)	Value
Equity Mutual Funds (36.0%)
2,806,260	Thrivent Natural Resources Fund	24,779,278
1,820,732	Thrivent Partner Small Cap Value Fund	35,067,299
983,191	Thrivent Small Cap Stock Fund	21,197,604
814,587	Thrivent Mid Cap Growth Fund	19,802,617
2,904,640	Thrivent Partner Mid Cap Value Fund	40,926,376
2,958,126	Thrivent Mid Cap Stock Fund	70,432,991
15,896,554	Thrivent Partner Worldwide Allocation Fund	165,165,199
11,519,487	Thrivent Large Cap Growth Fund	107,131,226
6,867,914	Thrivent Large Cap Value Fund	142,989,973
1,511,022	Thrivent Large Cap Stock Fund	40,661,615

	Total	668,154,178

Fixed Income Mutual Funds (18.4%)
9,333,234	Thrivent High Yield Fund	46,572,838
18,030,713	Thrivent Income Fund	167,505,328
2,348,523	Thrivent Government Bond Fund	23,954,935
8,325,641	Thrivent Limited Maturity Bond Fund	103,904,003

	Total	341,937,104

	Total Affiliated Mutual Funds (cost $822,313,342)	1,010,091,282

Shares	Common Stock (18.8%)	Value
Consumer Discretionary (2.2%)
15,210	Aaron’s, Inc.	517,140
1,200	Aisin Seiki Company, Ltd.[d]	54,874
4,700	Amazon.com, Inc.[d,e]	1,982,366
2,400	AutoZone, Inc.[d]	1,614,384
9,850	Barnes & Noble, Inc.[d]	215,715
300	Bayerische Motoren Werke AG	27,414
10,100	Bed Bath & Beyond, Inc.[d]	711,646
1,300	Berkeley Group Holdings plc	50,053
10,900	Best Buy Company, Inc.	377,685
2,000	Big Lots, Inc.	91,140
300	Brembo SPA	12,001
400	Bridgestone Corporation	16,753
1,750	Brinker International, Inc.	96,897
9,433	Brunswick Corporation	472,027
8,396	Burlington Stores, Inc.[d]	432,982
4,400	Carnival Corporation	193,468
17,510	CBS Corporation[e]	1,087,896
5,014	Cedar Fair, LP	282,940
5,900	Cheesecake Factory, Inc.	295,767
500	Chiyoda Company, Ltd.	10,687
3,600	Coinstar, Inc.	239,148
29,600	Comcast Corporation	1,709,696
5,140	Core-Mark Holding Company, Inc.	270,929
9,339	Del Frisco’s Restaurant Group, Inc.[d]	188,368
9,612	Delphi Automotive plc	797,796
2,600	DeVry Education Group, Inc.	78,624
9,700	DISH Network Corporation[d]	656,302
7,200	EDION Corporation	52,552
1,500	Electrolux AB	44,914
34,325	Enterprise Inns plc[d]	61,361
35,000	Ford Motor Company	553,000
10,300	Gap, Inc.	408,292
12,295	G-III Apparel Group, Ltd.[d]	1,366,958
4,000	Gunze, Ltd.	10,755
3,600	Hakuhodo Dy Holdings, Inc.	38,526
9,750	Harley-Davidson, Inc.	548,047
3,150	Harman International Industries, Inc.	410,697
2,300	Haseko Corporation	22,711
2,000	Heiwa Corporation	41,699
8,000	Hilton Worldwide Holdings, Inc.[d]	231,680
13,050	Home Depot, Inc.	1,396,089
3,700	Honda Motor Company, Ltd.	124,044
16,580	Houghton Mifflin Harcourt Company[d]	379,019
100	Hugo Boss AG	12,305
7,010	Imax Corporation[d]	261,894
1,900	Informa plc	16,181
4,400	Isuzu Motors, Ltd.	58,317
2,200	JM AB	65,454
9,807	Kate Spade & Company[d]	320,689
10,500	Kohl’s Corporation	752,325
16,368	Kongsberg Automotive ASA[d]	13,617
13,410	Las Vegas Sands Corporation	709,121
9,750	Liberty Interactive Corporation[d]	280,410
2,173	Lithia Motors, Inc.	216,713
27,650	Lowe’s Companies, Inc.	1,903,979
3,000	Luk Fook Holdings International, Ltd.	9,380
21,500	Macy’s, Inc.	1,389,545
1,350	Marriott Vacations Worldwide Corporation	110,984
18,961	MDC Partners, Inc.	397,043
8,050	Nautilus, Inc.[d]	135,320
3,400	Newell Rubbermaid, Inc.	129,642
12,300	NIKE, Inc.	1,215,732
2,800	NOK Corporation	87,991
26,677	NutriSystem, Inc.	508,197
15,763	Oxford Industries, Inc.	1,252,370
4,730	Papa John’s International, Inc.	290,280
3,400	Persimmon plc	88,278
100	Priceline Group, Inc.[d]	123,781
5,727	Red Robin Gourmet Burgers, Inc.[d]	430,040
2,104	Restoration Hardware Holdings, Inc.[d]	181,302
9,350	Scientific Games Corporation[d]	118,465
5,400	Scripps Networks Interactive, Inc.	377,244
1,100	SHOWA Corporation	11,621
112,900	Sirius XM Holdings, Inc.[d]	445,955

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (18.8%)	Value
Consumer Discretionary (2.2%) - continued
4,206	Skechers USA, Inc.[d]	$378,204
1,770	Slater & Gordon, Ltd.	8,863
34,500	Starbucks Corporation	1,710,510
3,800	Sumitomo Forestry Company, Ltd.	44,047
800	Sumitomo Rubber Industries, Ltd.	14,833
400	Suzuki Motor Corporation	12,929
25,000	Target Corporation	1,970,750
6,177	Tenneco, Inc.[d]	361,046
7,950	Time Warner Cable, Inc.	1,236,384
11,550	Time, Inc.	263,687
11,500	Toll Brothers, Inc.[d]	408,710
3,950	Tower International, Inc.[d]	102,147
34,069	Tuesday Morning Corporation[d]	538,972
4,000	UBM plc	34,530
3,715	Vail Resorts, Inc.	368,565
274	Valora Holding AG	61,492
1,000	Wacoal Holdings Corporation	11,114
2,100	WH Smith plc	46,074
600	WPP plc	13,993
8,550	Wyndham Worldwide Corporation	730,170
23,700	Yum! Brands, Inc.	2,037,252
8,330	Zoe’s Kitchen, Inc.[d]	255,148

	Total	40,698,637

Consumer Staples (0.9%)
600	AarhusKarlshamn AB	37,960
43,000	Altria Group, Inc.	2,152,150
6,150	Anheuser-Busch InBev NV ADR	738,246
15,900	Archer-Daniels-Midland Company	777,192
13,400	Avon Products, Inc.	109,478
3,066	B&G Foods, Inc.	93,206
526	Bakkafrost PF	12,353
1,067	Boston Beer Company, Inc.[d]	264,403
1,824	Britvic plc	20,256
100	Casino Guichard Perrachon SA	8,843
1,750	Coca-Cola Enterprises, Inc.	77,717
267	Cranswick plc	5,836
18,900	CVS Health Corporation[e]	1,876,581
7	Greencore Group plc	38
100	Henkel AG & Company KGaA	10,130
4,300	Ingredion, Inc.	341,420
2,854	J Sainsbury plc	11,867
3,200	Keurig Green Mountain, Inc.	372,384
5,040	Kimberly-Clark Corporation	552,838
300	KOSE Corporation	19,564
348	Leroy Seafood Group ASA	11,545
3,750	Molson Coors Brewing Company	275,662
36,497	Mondelez International, Inc.	1,400,390
9,389	Philip Morris International, Inc.	783,700
2,800	Pilgrim’s Pride Corporation	69,160
7,650	Pinnacle Foods, Inc.	310,207
723	Reckitt Benckiser Group plc	64,350
12,600	Reynolds American, Inc.	923,580
63,500	Rite Aid Corporation[d]	489,585
2,723	SalMar ASA	44,209
1,800	Suedzucker AG	27,130
2,700	Swedish Match AB	83,117
13,200	Sysco Corporation	488,796
3,444	Tate & Lyle plc	31,534
11,140	TreeHouse Foods, Inc.[d]	905,236
9,500	Tyson Foods, Inc.	375,250
6,754	United Natural Foods, Inc.[d]	455,625
7,600	Walgreens Boots Alliance, Inc.	630,268
27,500	Wal-Mart Stores, Inc.	2,146,375
7,660	WhiteWave Foods Company[d]	336,810

	Total	17,334,991

Energy (2.6%)
1,629	BW LPG, Ltd.	14,406
15,900	BW Offshore, Ltd.	11,845
30,650	Cabot Oil & Gas Corporation	1,036,583
45,925	Cameron International Corporation[d]	2,517,608
39,100	Canadian Natural Resources, Ltd.	1,300,075
4,450	Chesapeake Energy Corporation	70,177
14,040	Chevron Corporation	1,559,282
750	Cimarex Energy Company	93,300
148,387	Cobalt International Energy, Inc.[d]	1,587,741
10,200	Comstock Resources, Inc.	54,774
8,050	Concho Resources, Inc.[d]	1,019,613
1,750	ConocoPhillips	118,860
4,800	Denbury Resources, Inc.	42,288
1,164	Diamondback Energy, Inc.[d]	96,111
650	Dril-Quip, Inc.[d]	51,818
600	Energen Corporation	42,702
1,150	Ensco plc	31,372
42,378	EOG Resources, Inc.	4,193,303
42,669	EQT Corporation	3,837,650
4,900	ERG SPA	70,590
45,350	Exxon Mobil Corporation	3,962,229
4,700	FMC Technologies, Inc.[d]	207,270
3,650	Green Plains, Inc.	113,661
2,050	Gulfmark Offshore, Inc.	30,771
650	Gulfport Energy Corporation[d]	31,811
2,800	Helix Energy Solutions Group, Inc.[d]	46,144
13,110	Helmerich & Payne, Inc.	1,022,187
1,835	HollyFrontier Corporation	71,161
2,100	Hunting plc	18,873
8,750	Kosmos Energy, Ltd.[d]	85,575
11,740	Laredo Petroleum Holdings, Inc.[d]	185,492
80,785	Marathon Oil Corporation	2,512,413
21,800	Marathon Petroleum Corporation	2,148,826
9,650	Market Vectors Oil Service ETF	376,736
1,000	National Oilwell Varco, Inc.	54,410
1,600	Newfield Exploration Company[d]	62,784
1,510	Noble Energy, Inc.	76,587
60,769	Oasis Petroleum, Inc.[d]	1,090,196
1,225	Oceaneering International, Inc.	67,510
1,115	Oil States International, Inc.[d]	53,063
2,300	Patterson-UTI Energy, Inc.	51,405
91,600	Petroleo Brasileiro SA ADR[d]	870,200
3,900	Premier Oil plc[d]	10,433
22,390	Rex Energy Corporation[d]	111,950
10,900	Rosetta Resources, Inc.[d]	248,847
57,935	Rowan Companies plc	1,227,643
1,114	Royal Dutch Shell plc	35,322
5,441	Royal Dutch Shell plc, Class B	174,197
9,000	Santos, Ltd.	58,611
23,680	Schlumberger, Ltd.	2,240,365
3,400	SemGroup Corporation	286,246
4,600	Showa Shell Sekiyu KK	44,373
1,010	SM Energy Company	58,550
58,332	Southwestern Energy Company[d]	1,635,046
1,555	Statoil ASA	32,967
62,910	Suncor Energy, Inc. ADR	2,050,866
9,090	Superior Energy Services, Inc.	231,795
480	Tesoro Corporation	41,198
1,100	Total SA	59,565
59,200	Total SA ADR	3,202,720
33,637	Trinidad Drilling, Ltd.	141,351
10,246	U.S. Silica Holdings, Inc.	382,688

The accompanying Notes to Financial Statements are an integral part of this schedule.

29

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (18.8%)	Value
Energy (2.6%) - continued
276,290	Weatherford International, Ltd.[d]	$4,020,020
5,750	Western Refining, Inc.	253,288
4,131	Whiting Petroleum Corporation[d]	156,606
4,100	Woodside Petroleum, Ltd.	113,067
1,400	World Fuel Services Corporation	77,700
3,500	WorleyParsons, Ltd.	31,447

	Total	47,816,263

Financials (4.3%)
5,450	ACE, Ltd.	583,095
2,741	Affiliated Managers Group, Inc.[d]	619,822
2,300	Allianz SE	391,494
4,260	Allied World Assurance Company Holdings AG	175,256
9,057	Allstate Corporation	630,911
5,030	American Assets Trust, Inc.	200,194
13,900	American Campus Communities, Inc.	557,946
9,800	American Capital Agency Corporation	202,223
16,100	American International Group, Inc.	906,269
11,640	Amlin plc	81,573
4,900	Argo Group International Holdings, Ltd.	240,051
15,670	Assured Guaranty, Ltd.	407,263
5,400	Bank Hapoalim, Ltd.	27,011
125,890	Bank of America Corporation	2,005,428
5,100	Bank of Queensland, Ltd.	52,372
10,278	Bank of the Ozarks, Inc.	398,375
10,000	Bank of Yokohama, Ltd.	63,466
3,500	Banner Corporation	158,270
16,690	BBCN Bancorp, Inc.	236,831
1,700	Bendigo and Adelaide Bank, Ltd.	16,182
17,900	Berkshire Hathaway, Inc.[d]	2,527,659
7,300	BinckBank NV	73,166
17,000	Blackstone Group, LP	696,320
200	Bolsas y Mercados Espanoles SA	8,947
6,550	Boston Private Financial Holdings, Inc.	86,132
11,400	Brixmor Property Group, Inc.	267,330
3,750	Camden Property Trust	281,550
8,600	Capitacommercial Trust[d]	10,996
15,550	Capital One Financial Corporation	1,257,217
2,700	Capital Shopping Centres Group plc	14,164
7,800	CBL & Associates Properties, Inc.	140,478
2,650	CBRE Group, Inc.[d]	101,601
38,800	Chambers Street Properties	291,000
18,650	Charles Schwab Corporation	568,825
7,886	Chesapeake Lodging Trust	250,381
2,000	Chiba Bank, Ltd.	16,437
48,250	Citigroup, Inc.	2,572,690
2,431	CNA Financial Corporation	97,969
28,680	CNO Financial Group, Inc.	487,560
2,600	CNP Assurances	46,731
18,000	Comerica, Inc.	853,380
928	Commonwealth Bank of Australia	64,957
14,150	Corporate Office Properties Trust	373,418
15,300	Crown Castle International Corporation	1,278,009
28,600	CYS Investments, Inc.[d]	255,112
900	Daito Trust Construction Company, Ltd.	104,806
4	Daiwa House Residential Investment Corporation	8,710
4,000	Daiwa Securities Group, Inc.	33,183
4,550	DDR Corporation	77,577
511	Delta Lloyd NV	9,677
5,400	DEXUS Property Group[d]	31,377
4,100	Digital Realty Trust, Inc.	259,981
11,200	Direct Line Insurance Group plc	54,679
6,950	Discover Financial Services	402,892
2,705	DnB ASA	48,055
17,800	Duke Realty Corporation	352,618
8,340	Encore Capital Group, Inc.[d]	337,270
12,369	Essent Group, Ltd.[d]	308,607
200	Eurocommercial Properties NV	9,139
9,554	Evercore Partners, Inc.	460,885
2,530	Extra Space Storage, Inc.	166,803
4,754	FelCor Lodging Trust, Inc.	52,817
10,000	First Pacific Company, Ltd.	9,703
11,250	First Republic Bank	655,763
6,400	FlexiGroup, Ltd.	17,182
7,700	Frasers Centrepoint Trust	12,023
17,000	Fukuoka Financial Group, Inc.	97,669
3,400	General Growth Properties, Inc.	93,160
5,400	Government Properties Income Trust	112,536
6,350	Green Dot Corporation[d]	102,235
1,033	Hamborner REIT AG	12,067
33,092	Hanmi Financial Corporation	704,198
1,000	Hannover Rueckversicherung SE	101,651
13,001	HCC Insurance Holdings, Inc.	740,537
3,000	Henderson Land Development Company, Ltd.	24,051
13,400	Highwoods Properties, Inc.	576,736
10,100	Hospitality Properties Trust	303,808
56,757	Host Hotels & Resorts, Inc.	1,143,086
50,800	HSBC Holdings plc	507,464
2,300	Hufvudstaden AB	31,794
140,500	Huntington Bancshares, Inc.	1,525,830
20,000	Hysan Development Company, Ltd.	92,413
626	IG Group Holdings plc	7,058
6,350	Intercontinental Exchange, Inc.	1,425,766
10,882	Intermediate Capital Group plc	87,890
34,340	Invesco, Ltd.	1,422,363
12,400	Investec plc	118,406
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,110,800
32,400	iShares iBoxx $ High Yield Corporate Bond ETF	2,948,076
54,450	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,530,733
39,900	iShares Intermediate Credit Bond ETF	4,404,960
5,000	iShares MSCI EAFE Index Fund	332,550
16,089	iShares Russell 2000 Growth Index Fund	2,365,887
9,270	iShares Russell 2000 Index Fund	1,123,153
12,826	J.P. Morgan Chase & Company	811,373
3	Japan Prime Realty Investment Corporation	10,764
200	Julius Baer Group, Ltd.	10,468
11,701	Kennedy-Wilson Holdings, Inc.	289,951
28,450	KeyCorp	411,102
10,791	Lazard, Ltd.	572,247
20,000	Lexington Realty Trust	185,400
6,300	Liberty Property Trust	219,492
13,500	Link REIT	83,740
3,500	M&T Bank Corporation	418,845
5,400	Man Group plc	15,922
7,740	MasterCard, Inc.	698,225
10,900	MBIA, Inc.[d]	95,375
29,020	MetLife, Inc.	1,488,436
8,700	Mid-America Apartment Communities, Inc.	649,107

The accompanying Notes to Financial Statements are an integral part of this schedule.

30

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (18.8%)	Value
Financials (4.3%) - continued
55,200	Morgan Stanley	$2,059,512
700	Muenchener Rueckversicherungs-Gesellschaft AG	136,638
14,350	NASDAQ OMX Group, Inc.	697,840
500	National Australia Bank, Ltd.	14,478
95,000	New World Development Company, Ltd.	126,004
1	Nomura Real Estate Residential Fund, Inc.	5,656
7,800	Northern Trust Corporation	570,570
5,600	Old Mutual plc	20,088
15,619	PacWest Bancorp	704,417
8,340	Parkway Properties, Inc.	135,692
8,053	Pebblebrook Hotel Trust	345,796
4,900	Phoenix Group Holdings	63,236
7,580	Primerica, Inc.	350,348
6,500	Progressive Corporation	173,290
16,500	Ramco-Gershenson Properties Trust	288,420
6,300	Resona Holdings, Inc.	33,592
7,000	Retail Properties of America, Inc.	105,770
3,600	RLJ Lodging Trust	106,812
600	Sampo Oyj	29,073
500	SCOR SE	17,996
5,300	SEGRO plc	34,818
10,300	Skandinaviska Enskilda Banken AB	130,158
19,000	SLM Corporation[d]	193,610
1,000	Sovran Self Storage, Inc.	87,340
34,850	SPDR Euro Stoxx 50 ETF	1,380,757
34,578	SPDR S&P 500 ETF Trust	7,210,205
1,400	Standard Chartered plc	22,921
23,409	Stockland	81,815
12,000	Sumitomo Mitsui Trust Holdings, Inc.	52,823
28,364	Summit Hotel Properties, Inc.	373,554
6,019	Sunstone Hotel Investors, Inc.	93,776
2,460	SVB Financial Group[d]	326,590
4,300	Swedbank AB	99,987
2,400	Swiss Re AG	212,898
25,920	Synovus Financial Corporation	716,947
3,800	T&D Holdings, Inc.	54,833
300	Talanx AG	9,543
10,960	Talmer Bancorp, Inc.	168,565
16,027	Terreno Realty Corporation	341,055
100	Tryg AS	10,859
6,700	UNIQA Insurance Group AG	65,816
6,804	United Overseas Bank, Ltd.	125,636
300	Vastned Retail NV	14,649
23,020	Visa, Inc.	1,520,471
600	Wallenstam AB	10,116
6,200	Wells Fargo & Company	341,620
22,633	Western Alliance Bancorp[d]	699,812
12,300	Western Asset Mortgage Capital Corporation	179,703
6,335	Westpac Banking Corporation	182,009
3,050	Weyerhaeuser Company	96,105
26,900	Zions Bancorporation	762,211
1,100	Zurich Insurance Group AG	339,519

	Total	80,923,081

Health Care (2.5%)
1,650	Abaxis, Inc.	105,600
39,510	Abbott Laboratories	1,834,054
8,725	Acadia Healthcare Company, Inc.[d]	597,662
2,650	Acceleron Pharma, Inc.[d]	73,273
21,760	Acorda Therapeutics, Inc.[d]	654,323
5,720	Actavis plc[d]	1,617,959
17,400	Aetna, Inc.	1,859,538
26,600	Affymetrix, Inc.[d]	322,658
19,891	Akorn, Inc.[d]	828,261
8,310	Alexion Pharmaceuticals, Inc.[d]	1,406,301
10,844	Align Technology, Inc.[d]	638,061
22,200	Allscripts Healthcare Solutions, Inc.[d]	295,260
9,450	Amgen, Inc.	1,492,249
27,355	AMN Healthcare Services, Inc.[d]	623,968
2,654	Anacor Pharmaceuticals, Inc.[d]	139,839
1,300	AstraZeneca plc	89,214
16,070	Baxter International, Inc.	1,104,652
90,050	Boston Scientific Corporation[d]	1,604,691
4,850	Bruker Corporation[d]	91,956
3,217	C.R. Bard, Inc.	535,888
20,600	Cambrex Corporation[d]	792,894
4,500	Cardinal Health, Inc.	379,530
9,016	Cardiovascular Systems, Inc.[d]	282,201
23,070	Centene Corporation[d]	1,430,109
17,930	Cerner Corporation[d]	1,287,553
4,909	Cyberonics, Inc.[d]	299,007
24,022	Depomed, Inc.[d]	558,752
2,050	Edwards Lifesciences Corporation[d]	259,632
2,350	Endo International plc[d]	197,553
3,800	EXACT Sciences Corporation[d]	79,420
34,429	ExamWorks Group, Inc.[d]	1,409,868
7,700	Express Scripts Holding Company[d]	665,280
400	Fresenius Medical Care AG & Company	33,617
200	Gerresheimer AG	11,319
19,230	Gilead Sciences, Inc.[d]	1,932,807
4,594	GlaxoSmithKline plc	106,106
1,650	Greatbatch, Inc.[d]	88,968
16,750	HCA Holdings, Inc.[d]	1,239,667
1,800	Hikma Pharmaceuticals plc	56,290
15,800	Hologic, Inc.[d]	533,092
564	ICON plc[d]	36,288
2,900	Illumina, Inc.[d]	534,325
11,911	Impax Laboratories, Inc.[d]	539,092
7,800	Inogen, Inc.[d]	286,572
21,889	Ironwood Pharmaceuticals, Inc.[d]	299,004
3,415	Johnson & Johnson	338,768
1,000	Kaken Pharmaceutical Company, Ltd.	35,736
2,100	KYORIN Holdings, Inc.	48,304
2,150	Medivation, Inc.[d]	259,591
10,688	Medtronic, Inc.	795,722
34,240	Merck & Company, Inc.	2,039,334
8,717	Neurocrine Biosciences, Inc.[d]	297,163
1,400	Novartis AG	142,901
25,306	NuVasive, Inc.[d]	1,131,937
68,800	Pfizer, Inc.	2,334,384
3,800	PharMerica Corporation[d]	108,908
2,150	Providence Service Corporation[d]	91,418
1,065	Puma Biotechnology, Inc.[d]	192,318
12,400	Quest Diagnostics, Inc.	885,608
2,300	Quintiles Transnational Holdings, Inc.[d]	151,524
300	Sanofi	30,537
11,850	Spectrum Pharmaceuticals, Inc.[d]	66,953
8,116	Team Health Holdings, Inc.[d]	483,470
12,956	Teleflex, Inc.	1,593,070
800	Thermo Fisher Scientific, Inc.	100,544
22,431	UnitedHealth Group, Inc.[e]	2,498,813
5,000	Universal Health Services, Inc.	584,750
17,600	Veeva Systems, Inc.[d]	467,280
11,089	Vertex Pharmaceuticals, Inc.[d]	1,367,052

The accompanying Notes to Financial Statements are an integral part of this schedule.

31

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (18.8%)	Value
Health Care (2.5%) - continued
3,450	Waters Corporation[d]	$431,905

	Total	45,732,343

Industrials (1.8%)
3,000	AAR Corporation	90,720
800	Actividades de Construccion y Servicios SA	28,189
18,500	ADT Corporation	695,600
12,725	Air New Zealand, Ltd.	26,150
13,300	Allison Transmission Holdings, Inc.	408,044
19,700	ALS, Ltd.	81,371
3,700	Argan, Inc.	119,547
4,400	Boeing Company	630,696
4,595	Briggs & Stratton Corporation	89,832
100	Bucher Industries AG	25,135
3,415	Cardno, Ltd.	9,277
2,300	Carillion plc	11,475
5,100	Caterpillar, Inc.	443,088
10,450	CLARCOR, Inc.	679,250
900	COMSYS Holdings Corporation	12,539
12,100	Con-way, Inc.	497,310
34,000	CSX Corporation	1,227,060
1,100	CTT-Correios de Portugal SA	12,407
6,910	Curtiss-Wright Corporation	504,845
1,000	Dai Nippon Printing Company, Ltd.	10,331
60,330	Delta Air Lines, Inc.	2,693,131
2,300	Deutsche Post AG	75,735
16,072	EMCOR Group, Inc.	717,293
5,510	Esterline Technologies Corporation[d]	613,208
17,900	Expeditors International of Washington, Inc.	820,357
10,600	Federal Signal Corporation	166,632
3,400	Fenner plc	10,926
13,700	Flowserve Corporation	801,861
8,500	Fluor Corporation	511,190
200	Fraport AG Frankfurt Airport Services Worldwide	12,650
3,600	Generac Holdings, Inc.[d]	150,084
500	Go-Ahead Group plc	18,879
16,137	Granite Construction, Inc.	560,115
6,309	H&E Equipment Services, Inc.	155,958
800	Hamburger Hafen und Logistik AG	17,645
16,850	Healthcare Services Group, Inc.	510,049
5,327	Heico Corporation	297,460
1,600	Hitachi Construction Machinery Company, Ltd.	28,406
11,086	HNI Corporation	517,051
9,846	Honeywell International, Inc.	993,658
200	Hoshizaki Electric Company, Ltd.	11,766
4,550	Huntington Ingalls Industries, Inc.	598,735
17,052	Huron Consulting Group, Inc.[d]	1,033,692
700	Inaba Denki Sangyo Company, Ltd.	25,310
35,270	Ingersoll-Rand plc	2,322,177
22,142	Interface, Inc.	481,146
2,700	Intrum Justitia AB	85,029
6,200	ITOCHU Corporation	76,341
12,640	Jacobs Engineering Group, Inc.[d]	541,750
402	Jardine Matheson Holdings, Ltd.	24,837
300	Kanamoto Company, Ltd.	8,775
13,200	KAR Auction Services, Inc.	491,172
3,300	KITZ Corporation	16,736
3,500	Komatsu, Ltd.	70,417
1,100	KONE Oyj	47,324
400	Koninklijke Boskalis Westminster NV	20,784
22,190	Korn/Ferry International	699,651
480	Landstar System, Inc.	29,909
2,200	Leighton Holdings, Ltd.	36,432
3,950	Manpower, Inc.	337,053
1,556	MasTec, Inc.[d]	27,915
6,350	Meritor, Inc.[d]	83,312
5,853	Middleby Corporation[d]	593,143
1,300	MIRAIT Holdings Corporation	14,691
6,000	Mistras Group, Inc.[d]	107,760
1,000	Mitsuboshi Belting, Ltd.	8,019
300	NCC AB	9,838
11,100	Nielsen NV	498,834
900	Nippon Konpo Unyu Soko Company, Ltd.	15,859
1,000	Nisshinbo Holdings, Inc.	10,358
2,700	Nitto Kogyo Corporation	48,877
1,500	Old Dominion Freight Line, Inc.[d]	106,695
14,044	On Assignment, Inc.[d]	472,581
14,216	Oshkosh Corporation	765,389
4,209	Parker Hannifin Corporation	502,386
22,960	Pentair, Ltd.	1,426,964
11,557	PGT, Inc.[d]	130,825
21,230	Progressive Waste Solutions, Ltd.	613,759
8,846	Proto Labs, Inc.[d]	619,220
211	Rieter Holding AG	34,756
24,014	Ritchie Brothers Auctioneers, Inc.	607,314
7,890	Saia, Inc.[d]	321,517
5,400	Sandvik AB	68,251
2,500	Securitas AB	37,386
1,500	Siemens AG	163,173
20,100	Southwest Airlines Company	815,256
2,400	Spirit Aerosystems Holdings, Inc.[d]	122,136
6,513	Spirit Airlines, Inc.[d]	445,945
11,474	Swift Transportation Company[d]	277,671
900	Takasago Thermal Engineering Company, Ltd.	11,673
800	Teleperformance SA	60,140
6,520	Tennant Company	419,171
3,000	Toppan Printing Company, Ltd.	25,153
14,320	Union Pacific Corporation	1,521,214
3,500	WABCO Holdings, Inc.[d]	435,575
9,007	WageWorks, Inc.[d]	453,953
2,255	Watsco, Inc.	271,254
1,400	Weir Group plc	40,250

	Total	34,422,403

Information Technology (3.2%)
10,307	A10 Networks, Inc.[d]	46,897
11,440	Alibaba Group Holding, Ltd. ADR[d]	929,958
3,450	Alliance Data Systems Corporation[d]	1,025,720
6,148	Ambarella, Inc.[d]	449,726
4,000	Amdocs, Ltd.	220,280
27,854	Apple, Inc.	3,485,928
36,626	Applied Materials, Inc.	724,829
34,335	Applied Micro Circuits Corporation[d]	184,379
5,408	Applied Optoelectronics, Inc.[d]	77,226
6,990	Arista Networks, Inc.[d]	447,430
11,910	ARM Holdings plc ADR	607,291
14,114	Aspen Technology, Inc.[d]	626,520
86,610	Atmel Corporation	656,504
4,700	AVG Technologies NVd	112,424
8,150	Booz Allen Hamilton Holding Corporation	224,125
25,200	Broadcom Corporation	1,113,966
12,670	Broadridge Financial Solutions, Inc.	683,166
43,350	Brocade Communications Systems, Inc.	489,855
4,000	Brother Industries, Ltd.	63,642

The accompanying Notes to Financial Statements are an integral part of this schedule.

32

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (18.8%)	Value
Information Technology (3.2%) - continued
5,800	Canon, Inc.	$206,797
8,076	Cardtronics, Inc.[d]	304,707
4,970	Cavium, Inc.[d]	322,006
8,250	CDW Corporation	316,140
4,350	Cirrus Logic, Inc.[d]	146,943
134,240	Cisco Systems, Inc.	3,870,139
6,200	Citrix Systems, Inc.[d]	416,392
9,011	Cognex Corporation[d]	404,504
3,025	Coherent, Inc.[d]	181,500
2,150	Computer Sciences Corporation	138,567
4,000	Comtech Telecommunications Corporation	115,600
7,913	Constant Contact, Inc.[d]	275,768
3,816	Cornerstone OnDemand, Inc.[d]	109,252
64,750	Corning, Inc.	1,355,217
7,603	Dealertrack Technologies, Inc.[d]	298,874
6,498	Demandware, Inc.[d]	400,277
1,000	Dialog Semiconductor plc[d]	45,089
10,735	DST Systems, Inc.	1,235,384
19,849	eBay, Inc.[d]	1,156,403
10,600	Electronic Arts, Inc.[d]	615,754
103,280	EMC Corporation	2,779,265
7,640	Envestnet, Inc.[d]	391,626
22,300	Facebook, Inc.[d]	1,756,571
7,939	FARO Technologies, Inc.[d]	316,210
7,050	FEI Company	531,993
4,800	FUJIFILM Holdings NPV	180,802
2,059	Google, Inc., Class Ad	1,129,917
2,220	Google, Inc., Class Cd	1,192,895
20,454	Guidewire Software, Inc.[d]	1,021,677
2,000	Hitachi Kokusai Electric, Inc.	27,702
8,359	HomeAway, Inc.[d]	233,634
3,700	Hoya Corporation	142,601
6,600	IAC/InterActiveCorporation	460,812
16,514	Juniper Networks, Inc.	436,465
4,440	LinkedIn Corporation[d]	1,119,457
4,183	Manhattan Associates, Inc.[d]	219,858
26,450	Marvell Technology Group, Ltd.	370,565
6,900	Maxim Integrated Products, Inc.	226,527
26,900	MaxLinear, Inc.[d]	229,457
10,060	Microsemi Corporation[d]	335,602
23,470	Microsoft Corporation	1,141,581
5,502	Monolithic Power Systems, Inc.	285,169
16,110	National Instruments Corporation	460,746
1,300	NEC Networks & System Integration Corporation	27,858
26,800	NetApp, Inc.	971,500
4,919	Newport Corporation[d]	93,805
88,856	NVIDIA Corporation	1,972,159
2,600	Optimal Payments plc[d]	11,815
29,850	Oracle Corporation	1,302,057
200	Oracle Corporation Japan	9,130
300	Otsuka Corporation	13,818
6,404	Plantronics, Inc.	341,141
7,000	Polycom, Inc.[d]	91,350
10,650	Progress Software Corporation[d]	281,160
12,235	Proofpoint, Inc.[d]	660,445
15,250	QUALCOMM, Inc.	1,037,000
5,800	Rackspace Hosting, Inc.[d]	312,620
8,600	Red Hat, Inc.[d]	647,236
20,900	Salesforce.com, Inc.[d]	1,521,938
3,800	Samsung Electronics Company, Ltd. GDR	2,491,993
7,492	Sonus Networks, Inc.[d]	59,337
11,100	Symantec Corporation	276,668
1,050	TE Connectivity, Ltd.	69,878
12,100	Telefonaktiebolaget LM Ericsson	132,335
18,800	Teradata Corporation[d]	827,012
22,005	Teradyne, Inc.	401,591
18,880	Texas Instruments, Inc.	1,023,485
6,873	Textura Corporation[d]	179,866
5,500	Total System Services, Inc.	217,580
300	Trend Micro, Inc.	10,149
1,227	Tyler Technologies, Inc.[d]	149,633
2,198	Ultimate Software Group, Inc.[d]	365,352
9,300	Vantiv, Inc.[d]	363,630
10,890	Veeco Instruments, Inc.[d]	321,364
33,612	Virtusa Corporation[d]	1,337,758
3,400	WebMD Health Corporation[d]	150,110
5,600	Western Digital Corporation	547,344
77,850	Xerox Corporation	895,275
17,700	Xilinx, Inc.	767,472

	Total	58,959,175

Materials (0.7%)
3,500	Agnico Eagle Mines, Ltd.	106,050
21,000	Alcoa, Inc.	281,820
700	APERAM[d]	26,687
1,000	Asahi Kasei Corporation	9,417
2,400	Avery Dennison Corporation	133,416
3,400	Ball Corporation	249,594
20,600	Barrick Gold Corporation	268,212
12,200	Berry Plastics Group, Inc.[d]	417,484
4,400	BillerudKorsnas AB	76,164
8,480	Celanese Corporation	562,733
19,559	Chemtura Corporation[d]	589,313
1,150	Compass Minerals International, Inc.	101,580
7,450	Crown Holdings, Inc.[d]	404,237
4,800	Daicel Corporation	57,869
12,860	Dow Chemical Company	655,860
3,990	Eagle Materials, Inc.	332,726
5,700	Eastman Chemical Company	434,454
11,800	Eldorado Gold Corporation	58,528
8,500	Ferro Corporation[d]	114,665
2,700	Franco-Nevada Corporation	139,941
19,700	Freeport-McMoRan, Inc.	458,419
14,300	Goldcorp, Inc.	269,269
23,831	Graphic Packaging Holding Company	336,017
500	Holmen AB	16,544
22,740	Horsehead Holding Corporation[d]	339,963
2,150	Innophos Holdings, Inc.	113,606
10,300	International Paper Company	553,316
19,400	Kinross Gold Corporation[d]	47,142
2,000	Kureha Corporation	9,153
1,150	LyondellBasell Industries NV	119,048
1,000	Martin Marietta Materials, Inc.	142,650
13,200	Materials Select Sector SPDR Fund	665,544
3,650	MeadWestvaco Corporation	178,120
8,700	Newmont Mining Corporation	230,463
21,900	Norsk Hydro ASA	103,714
500	Novozymes AS	23,068
12,430	Nucor Corporation	607,330
3,900	Outokumpu Oyj[d]	23,531
16,350	Owens-Illinois, Inc.[d]	390,928
2,300	Packaging Corporation of America	159,137
10,669	PolyOne Corporation	416,624
12,350	Rock-Tenn Company	777,803
1,250	Royal Gold, Inc.	80,663
4,450	Sealed Air Corporation	202,920
1,650	Silgan Holdings, Inc.	88,886
6,800	Silver Wheaton Corporation	134,232
2,000	Sonoco Products Company	89,380

The accompanying Notes to Financial Statements are an integral part of this schedule.

33

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (18.8%)	Value
Materials (0.7%) - continued
3,550	Southern Copper Corporation	$115,659
26,309	Steel Dynamics, Inc.	582,218
2,400	Stora Enso Oyj	25,256
4,000	Sumitomo Metal Mining Company, Ltd.	58,629
1,000	Sumitomo Seika Chemicals Company, Ltd.	7,512
11,900	Teck Resources, Ltd.	180,642
3,300	UPM-Kymmene Oyj	59,712
1,600	Vedanta Resources plc	15,367
2,200	Vulcan Materials Company	188,144
15,650	Yamana Gold, Inc.	59,783
2,500	Yara International ASA	128,094

	Total	13,019,236

Telecommunications Services (0.1%)
1,400	Belgacom SA	52,143
16,700	Bezeq Israel Telecommunication Corporation, Ltd.	31,631
9,755	BT Group plc	68,037
2,600	Elisa Oyj	79,652
2,300	Freenet AG	74,497
37,778	KCOM Group plc	53,110
9,200	Orange SA	151,536
1,160	TDC AS	8,832
5,400	Tele2 AB	72,024
20,912	Verizon Communications, Inc.	1,054,801
23,800	Vonage Holdings Corporation[d]	110,194

	Total	1,756,457

Utilities (0.5%)
43,300	A2A SPA	49,881
3,350	Atmos Energy Corporation	180,900
5,900	Dynegy, Inc.[d]	196,293
1,900	E.ON SE	29,579
8,400	Edison International, Inc.	511,896
300	Electric Power Development Company, Ltd.	10,071
29,600	Electricidade de Portugal SA	118,353
2,300	Enagas SA	70,835
17,300	Enel SPA	82,001
6,000	Entergy Corporation	463,080
27,400	FirstEnergy Corporation	983,934
1,800	Hokuriku Electric Power Company	26,611
3,330	Laclede Group, Inc.	172,927
710	National Grid plc	9,552
10,350	NiSource, Inc.	449,397
11,020	NorthWestern Corporation	574,032
12,200	NRG Energy, Inc.	307,928
3,300	OGE Energy Corporation	107,844
27,810	PG&E Corporation	1,471,705
4,690	Portland General Electric Company	164,900
10,150	Public Service Enterprise Group, Inc.	421,631
10,900	Redes Energeticas Nacionais SGPS SAd	34,122
2,304	Severn Trent plc	75,027
18,850	Southern Company	835,055
7,400	United Utilities Group plc	110,083
5,200	Westar Energy, Inc.	195,780
18,300	Wisconsin Energy Corporation	898,896

	Total	8,552,313

	Total Common Stock (cost $296,320,202)	349,214,899

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Asset-Backed Securities (0.8%)
	Access Group, Inc.
$177,285	0.681%, 2/25/2036[f,g]	175,284
	Ally Auto Receivables Trust
61,083	0.720%, 5/20/2016	61,092
	BA Credit Card Trust
300,000	0.562%, 6/15/2021[g]	300,667
	Barclays Dryrock Issuance Trust
700,000	0.542%, 12/16/2019[g]	699,170
	Betony CLO, Ltd.
190,000	1.772%, 4/15/2027 *,g	189,309
	Capital One Multi-Asset Execution Trust
400,000	0.562%, 1/18/2022[g]	400,352
	Chase Issuance Trust
425,000	1.590%, 2/18/2020	428,216
	Chesapeake Funding, LLC
351,691	0.628%, 1/7/2025[f,g]	351,845
	Countrywide Asset-Backed Certificates
423,100	5.530%, 4/25/2047	439,930
	Edlinc Student Loan Funding Trust
59,792	3.180%, 10/1/2025*,g	60,540
	Enterprise Fleet Financing, LLC
407,224	1.060%, 3/20/2019[f]	407,772
416,977	0.870%, 9/20/2019[f]	416,968
	FirstEnergy Ohio PIRB Special Purpose Trust
109,457	0.679%, 1/15/2019	109,403
	Ford Credit Auto Owner Trust
225,000	2.260%, 11/15/2025[f]	228,988
	GE Equipment Transportation, LLC
151,303	0.690%, 11/25/2016	151,351
	Golden Credit Card Trust
90,000	0.432%, 2/15/2018[f,g]	89,927
100,000	0.612%, 9/15/2018[f,g]	100,110
	GoldenTree Loan Opportunities IX, Ltd.
200,000	1.789%, 10/29/2026*,g	199,618
	Hyundai Floorplan Master Owner Trust
337,500	0.532%, 5/15/2018[f,g]	337,560
	Master Credit Card Trust
203,500	0.780%, 4/21/2017[f]	203,597
	Morgan Stanley Bank of America Merrill Lynch Trust
700,000	3.176%, 8/15/2045	728,037
700,000	3.246%, 12/15/2047	717,497
	Morgan Stanley Capital, Inc.
1,005,469	0.331%, 2/25/2037[g]	603,400
	Motor plc
30,000	0.681%, 2/15/2021[f]	30,004
247,267	0.661%, 8/25/2021[f,g]	247,474
	Ohio Phase-In-Recovery Funding, LLC
653,508	0.958%, 7/2/2018	654,335
	OZLM VIII, Ltd.
210,000	1.714%, 10/17/2026*,g	209,612
	Race Point IX CLO, Ltd.
490,000	1.768%, 4/15/2027*,g	489,283
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036[h]	1,593,045

The accompanying Notes to Financial Statements are an integral part of this schedule.

34

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Asset-Backed Securities (0.8%) - continued
	SLM Student Loan Trust
$340,227	0.782%, 7/15/2022[f,g]	$340,705
390,453	0.782%, 8/15/2022[f,g]	390,805
332,835	0.677%, 4/25/2023[f,g]	332,976
75,000	1.232%, 5/17/2027[f,g]	75,542
	UBS Commercial Mortgage Trust
1,100,000	3.400%, 5/10/2045	1,159,187
	Vericrest Opportunity Loan Transferee
685,768	3.125%, 4/27/2054[f,h]	685,790
	Volvo Financial Equipment, LLC
182,236	0.740%, 3/15/2017[f]	182,226
750,000	0.820%, 4/16/2018[f]	748,957
	World Financial Network Credit Card Master Trust
250,000	0.910%, 3/16/2020	250,094
	World Omni Automobile Lease Securitization Trust
450,000	1.400%, 2/15/2019	452,756
	World Omni Master Owner Trust
90,000	0.532%, 2/15/2018[f,g]	89,964

	Total	15,333,388

Basic Materials (0.2%)
	Albemarle Corporation
60,000	3.000%, 12/1/2019	60,143
	ArcelorMittal
325,000	6.250%, 3/1/2021	339,869
	FMG Resources August 2006 Pty., Ltd.
144,444	6.875%, 2/1/2018[f,i]	149,500
	Freeport-McMoRan, Inc.
404,000	2.375%, 3/15/2018	402,899
145,000	3.550%, 3/1/2022	136,076
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[f]	136,199
	Glencore Funding, LLC
100,000	1.336%, 4/16/2018[f,g]	99,942
304,000	2.875%, 4/16/2020[f]	303,751
	Hexion US Finance Corporation
270,000	8.875%, 2/1/2018	240,637
	Ineos Finance plc
270,000	7.500%, 5/1/2020[f]	285,336
	LYB International Finance BV
145,000	4.875%, 3/15/2044	153,229
	LyondellBasell Industries NV
293,000	6.000%, 11/15/2021	344,384
	Sappi Papier Holding GmbH
155,000	6.625%, 4/15/2021[f]	161,975
	Vale Overseas, Ltd.
276,000	6.250%, 1/23/2017	293,863
	Yamana Gold, Inc.
260,000	4.950%, 7/15/2024	260,061

	Total	3,367,864

Capital Goods (0.2%)
	Boeing Company
215,000	3.500%, 3/1/2045	204,621
	Brand Energy & Infrastructure Services, Inc.
150,000	8.500%, 12/1/2021[f]	143,250
	CNH Capital, LLC
270,000	3.625%, 4/15/2018	270,675
	Crown Americas Capital Corporation IV
325,000	4.500%, 1/15/2023	326,625
	Harsco Corporation
291,000	2.700%, 10/15/2015	291,873
	L-3 Communications Corporation
280,000	1.500%, 5/28/2017	277,305
	Lockheed Martin Corporation
280,000	3.800%, 3/1/2045	269,303
	Martin Marietta Materials, Inc.
210,000	1.373%, 6/30/2017[g]	208,882
	Northrop Grumman Corporation
280,000	3.850%, 4/15/2045	265,601
	Owens-Brockway Glass Container, Inc.
215,000	5.000%, 1/15/2022[f]	220,644
	Reynolds Group Issuer, Inc.
269,675	5.750%, 10/15/2020	281,810
	Roper Industries, Inc.
288,000	2.050%, 10/1/2018	289,808
	RSC Equipment Rental, Inc.
125,000	8.250%, 2/1/2021	134,844
	Textron, Inc.
190,000	5.600%, 12/1/2017	206,708
	Waste Management, Inc.
75,000	3.125%, 3/1/2025	74,866

	Total	3,466,815

Collateralized Mortgage Obligations (1.1%)
	Alm Loan Funding CLO
210,000	1.704%, 10/17/2026*,g	209,519
	Alternative Loan Trust
333,465	6.000%, 6/25/2036	306,128
	Apidos CLO XVIII
215,000	1.688%, 7/22/2026*,g	213,715
	Babson CLO, Ltd.
210,000	1.664%, 10/17/2026*,g	209,134
	Birchwood Park CLO, Ltd.
210,000	1.715%, 7/15/2026*,g	209,613
	BlueMountain CLO, Ltd.
210,000	1.750%, 10/15/2026*,g	209,342
	Carlyle Global Market Strategies CLO, Ltd.
215,000	1.575%, 7/20/2023*,g	214,675
200,000	1.775%, 10/15/2026*,g	200,182
	Cent CLO 16, LP
210,000	1.505%, 8/1/2024*,g	208,634
	Cent CLO 22, Ltd.
200,000	1.725%, 11/7/2026*,g	199,351
	Citigroup Mortgage Loan Trust, Inc.
479,024	5.500%, 11/25/2035	442,176
	CitiMortgage Alternative Loan Trust
1,627,296	5.750%, 4/25/2037	1,397,244
	Countrywide Alternative Loan Trust
558,708	5.084%, 10/25/2035	507,367
508,609	6.000%, 4/25/2036	454,382
302,467	6.000%, 1/25/2037	278,468
1,486,845	5.500%, 5/25/2037	1,254,414

The accompanying Notes to Financial Statements are an integral part of this schedule.

35

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Collateralized Mortgage Obligations (1.1%) - continued
$1,235,227	7.000%, 10/25/2037	$886,152
	Countrywide Home Loans, Inc.
594,981	5.750%, 4/25/2037	544,420
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
176,867	5.500%, 10/25/2021	170,185
465,607	6.000%, 10/25/2021	410,215
	Dryden 34 Senior Loan Fund CLO
210,000	1.705%, 10/15/2026*,g	209,519
	Federal Home Loan Mortgage Corporation
1,128,375	3.000%, 2/15/2033[j]	142,130
	Federal National Mortgage Association
2,369,557	3.500%, 1/25/2033[j]	307,626
	GSR Mortgage Loan Trust
631,227	0.371%, 8/25/2046[g]	608,420
	J.P. Morgan Mortgage Trust
283,342	2.593%, 6/25/2036	240,831
146,457	2.500%, 10/25/2036	131,751
1,020,300	0.561%, 1/25/2037[g]	662,401
1,269,684	6.250%, 8/25/2037	1,011,458
	Limerock CLO III, LLC
650,000	1.759%, 10/20/2026*,g	649,212
	Madison Park Funding XIV CLO, Ltd.
230,000	1.725%, 7/20/2026*,g	229,699
	Magnetite XII, Ltd.
650,000	1.817%, 4/15/2027*,g	647,308
	MASTR Alternative Loans Trust
356,216	6.500%, 7/25/2034	364,881
721,873	0.631%, 12/25/2035[g]	385,111
	Merrill Lynch Alternative Note Asset Trust
354,846	6.000%, 3/25/2037	326,126
	Neuberger Berman CLO, Ltd.
150,000	1.722%, 8/4/2025*,g	149,476
	NZCG Funding CLO, Ltd.
675,000	1.821%, 4/27/2027*,g,k	675,000
	Octagon Investment Partners XX CLO, Ltd.
210,000	1.675%, 8/12/2026*,g	209,613
	OHA Loan Funding, Ltd.
650,000	1.762%, 10/20/2026*,g	649,110
	Residential Asset Securitization Trust
1,004,109	0.561%, 8/25/2037[g]	359,776
	Shackleton VII CLO, Ltd.
675,000	1.713%, 4/15/2027*,g	674,991
	Symphony CLO XV, Ltd.
650,000	1.724%, 10/17/2026*,g	647,052
	Symphony CLO, Ltd.
207,906	1.352%, 1/9/2023*,g	207,178
	Voya CLO 3, Ltd.
210,000	1.697%, 7/25/2026*,g	208,530
	WaMu Mortgage Pass Through Certificates
127,645	2.243%, 9/25/2036	114,799
484,579	2.261%, 10/25/2036	433,628

	Total	18,770,942

Commercial Mortgage-Backed Securities (0.6%)
	Banc of America Commercial Mortgage, Inc.
1,200,000	5.613%, 4/10/2049	1,267,168
	Commercial Mortgage Pass-Through Certificates
300,000	1.230%, 6/8/2030[f,g]	299,810
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,547,631
	Credit Suisse Mortgage Capital Certificates
1,500,000	5.509%, 9/15/2039	1,576,222
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
64,980	0.727%, 12/25/2016	65,032
	Federal National Mortgage Association
250,000	1.272%, 1/25/2017	251,295
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,728,392
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
400,000	1.126%, 12/15/2028[f,g]	400,160
1,200,000	5.697%, 2/12/2049	1,267,024
	JPMBB Commercial Mortgage Securities Trust
600,000	3.231%, 1/15/2048	617,471
	LSTAR Commercial Mortgage Trust
188,526	1.519%, 1/20/2041[f]	188,601
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	796,981
	SCG Trust
200,000	1.582%, 11/15/2026[f,g]	200,062

	Total	11,205,849

Communications Services (0.6%)
	21st Century Fox America, Inc.
280,000	6.900%, 3/1/2019	330,657
	AMC Networks, Inc.
270,000	4.750%, 12/15/2022	275,063
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	282,265
	American Tower Corporation
280,000	3.450%, 9/15/2021	283,788
	AT&T, Inc.
90,000	1.209%, 6/30/2020[c,g]	90,721
286,000	3.875%, 8/15/2021	302,182
230,000	3.000%, 6/30/2022[c]	228,504
285,000	5.550%, 8/15/2041	309,933
230,000	4.750%, 5/15/2046[c]	224,856
	British Sky Broadcasting Group plc
255,000	2.625%, 9/16/2019[f]	258,496
	CCO Holdings, LLC
270,000	7.375%, 6/1/2020	287,550
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	215,000
	Cequel Communications Holdings I, LLC
325,000	6.375%, 9/15/2020[f]	342,469

The accompanying Notes to Financial Statements are an integral part of this schedule.

36

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Communications Services (0.6%) - continued
	Columbus International, Inc.
$325,000	7.375%, 3/30/2021[f]	$353,844
	Comcast Corporation
145,000	4.650%, 7/15/2042	155,739
198,000	4.750%, 3/1/2044	216,946
	Cox Communications, Inc.
140,000	9.375%, 1/15/2019[f]	174,584
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[f]	140,425
	Digicel, Ltd.
325,000	6.000%, 4/15/2021[f]	315,481
	DIRECTV Holdings, LLC
164,000	5.875%, 10/1/2019	188,074
108,000	4.450%, 4/1/2024	113,987
285,000	6.350%, 3/15/2040	331,708
	Equinix, Inc.
215,000	5.750%, 1/1/2025	226,288
	Frontier Communications Corporation
215,000	6.875%, 1/15/2025	208,225
	Hughes Satellite Systems Corporation
270,000	6.500%, 6/15/2019	296,325
	Intelsat Jackson Holdings SA
270,000	7.250%, 4/1/2019	279,788
	Level 3 Financing, Inc.
270,000	8.625%, 7/15/2020	292,950
	Numericable-SFR
325,000	6.000%, 5/15/2022[f]	332,922
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[f]	175,497
	Sprint Corporation
305,000	7.625%, 2/15/2025	299,937
	Telefonica Emisiones SAU
252,000	3.192%, 4/27/2018	261,986
145,000	7.045%, 6/20/2036	191,846
	Time Warner, Inc.
215,000	6.250%, 3/29/2041	266,823
	T-Mobile USA, Inc.
325,000	6.125%, 1/15/2022	335,156
	Unitymedia Hessen GmbH & Company KG
160,000	5.500%, 1/15/2023[f]	167,400
	UPCB Finance V, Ltd.
270,000	7.250%, 11/15/2021[f]	293,288
	Verizon Communications, Inc.
165,000	1.041%, 6/17/2019[g]	166,123
77,000	2.625%, 2/21/2020	77,874
390,000	3.000%, 11/1/2021	394,550
280,000	5.150%, 9/15/2023	316,023
20,000	6.400%, 9/15/2033	24,343
144,000	5.050%, 3/15/2034	153,707
242,000	4.272%, 1/15/2036[f]	232,706
72,000	6.550%, 9/15/2043	90,087
318,000	4.522%, 9/15/2048[f]	301,039
	West Corporation
325,000	5.375%, 7/15/2022[f]	313,219
	Wind Acquisition Finance SA
200,000	4.750%, 7/15/2020[f]	200,000

	Total	11,320,374

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	288,076
	Cinemark USA, Inc.
270,000	4.875%, 6/1/2023	273,024
	CVS Health Corporation
144,000	6.125%, 9/15/2039	186,257
	Ford Motor Company
146,000	7.450%, 7/16/2031	198,196
	Ford Motor Credit Company, LLC
190,000	5.000%, 5/15/2018	206,818
300,000	2.597%, 11/4/2019	302,983
	General Motors Company
280,000	6.250%, 10/2/2043	334,185
	General Motors Financial Company, Inc.
270,000	3.250%, 5/15/2018	276,134
210,000	4.000%, 1/15/2025	211,298
	Hilton Worldwide Finance, LLC
325,000	5.625%, 10/15/2021	342,875
	Home Depot, Inc.
170,000	4.875%, 2/15/2044	196,766
	Hyundai Capital America
75,000	2.000%, 3/19/2018[f]	75,525
	Jaguar Land Rover Automotive plc
270,000	5.625%, 2/1/2023[f]	286,200
	KB Home
138,000	4.750%, 5/15/2019	136,965
	L Brands, Inc.
270,000	5.625%, 2/15/2022	296,325
	Lennar Corporation
270,000	4.125%, 12/1/2018	274,725
	Macy’s Retail Holdings, Inc.
82,000	4.375%, 9/1/2023	89,380
260,000	3.625%, 6/1/2024	268,117
	MGM Resorts International
325,000	6.000%, 3/15/2023	336,578
	Royal Caribbean Cruises, Ltd.
325,000	5.250%, 11/15/2022	345,922
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	147,200
132,000	4.000%, 12/31/2018	135,960
	TRW Automotive, Inc.
200,000	7.250%, 3/15/2017[f]	219,000
	United Rentals, Inc.
325,000	5.500%, 7/15/2025	329,241
	Walgreens Boots Alliance, Inc.
175,000	2.700%, 11/18/2019	178,300

	Total	5,936,050

Consumer Non-Cyclical (0.6%)
	Actavis Funding SCS
215,000	4.550%, 3/15/2035	215,795
280,000	4.850%, 6/15/2044	284,973
	Amgen, Inc.
85,000	2.125%, 5/1/2020	84,809
300,000	2.700%, 5/1/2022	297,432
155,000	3.125%, 5/1/2025	153,151
	B&G Foods, Inc.
230,000	4.625%, 6/1/2021	230,575

The accompanying Notes to Financial Statements are an integral part of this schedule.

37

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Consumer Non-Cyclical (0.6%) - continued
	Becton, Dickinson and Company
$210,000	6.375%, 8/1/2019	$244,248
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	126,356
285,000	4.125%, 10/1/2023	300,737
	Bunge Limited Finance Corporation
216,000	8.500%, 6/15/2019	264,782
	CHS/Community Health Systems, Inc.
270,000	7.125%, 7/15/2020	289,575
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	81,228
	Cigna Corporation
215,000	5.375%, 2/15/2042	259,589
	Cott Beverages, Inc.
325,000	5.375%, 7/1/2022[f]	312,423
	CVS Health Corporation
60,000	2.250%, 8/12/2019	60,810
	EMD Finance, LLC
130,000	0.619%, 3/17/2017[f,g]	129,950
280,000	2.950%, 3/19/2022[f]	284,085
	Endo Finance LLC & Endo Finco, Inc.
270,000	7.000%, 7/15/2019[f]	281,475
	Forest Laboratories, Inc.
290,000	4.375%, 2/1/2019[f]	309,684
	Fresenius Medical Care US Finance II, Inc.
270,000	5.875%, 1/31/2022[f]	295,650
	HCA, Inc.
325,000	3.750%, 3/15/2019	334,750
	Hospira, Inc.
85,000	6.050%, 3/30/2017	92,205
225,000	5.800%, 8/12/2023	268,807
225,000	5.600%, 9/15/2040	269,271
	IMS Health, Inc.
363,000	6.000%, 11/1/2020[f]	377,520
	JBS Finance II, Ltd.
325,000	8.250%, 1/29/2018*	335,241
	Kraft Foods Group, Inc.
280,000	5.000%, 6/4/2042	299,234
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	90,728
280,000	4.700%, 2/1/2045	281,728
	Lorillard Tobacco Company
166,000	2.300%, 8/21/2017[i]	168,013
	McKesson Corporation
145,000	3.796%, 3/15/2024	151,394
175,000	4.883%, 3/15/2044	194,052
	Medco Health Solutions, Inc.
127,000	7.125%, 3/15/2018	145,643
	Medtronic, Inc.
300,000	4.375%, 3/15/2035[f]	316,968
	Merck & Company, Inc.
100,000	0.631%, 2/10/2020[g]	100,587
70,000	3.700%, 2/10/2045	67,656
	Mondelez International, Inc.
118,000	0.775%, 2/1/2019[g]	116,791
	Mylan, Inc.
180,000	7.875%, 7/15/2020[f]	188,479
	Ortho-Clinical Diagnostics, Inc.
215,000	6.625%, 5/15/2022[f]	191,081
	Pernod Ricard SA
144,000	2.950%, 1/15/2017[f]	147,777
144,000	5.750%, 4/7/2021[f]	166,074
	Roche Holdings, Inc.
300,000	4.000%, 11/28/2044[f]	311,537
	SABMiller Holdings, Inc.
152,000	3.750%, 1/15/2022[f]	160,224
152,000	4.950%, 1/15/2042[f]	166,546
	Safeway, Inc.
13,000	3.400%, 12/1/2016	13,130
	Spectrum Brands Escrow Corporation
270,000	6.375%, 11/15/2020	286,200
	Sysco Corporation
105,000	2.350%, 10/2/2019	106,963
70,000	4.350%, 10/2/2034	71,721
	Tenet Healthcare Corporation
325,000	8.125%, 4/1/2022	354,656
	WM Wrigley Jr. Company
180,000	2.000%, 10/20/2017[f]	182,391
	Zimmer Holdings, Inc.
210,000	4.450%, 8/15/2045	207,904

	Total	10,672,598

Energy (0.9%)
	Antero Resources Corporation
385,000	5.125%, 12/1/2022	383,075
	Boardwalk Pipelines, Ltd.
243,000	5.875%, 11/15/2016	253,065
	Bonanza Creek Energy, Inc.
390,000	6.750%, 4/15/2021	396,825
	BP Capital Markets plc
140,000	3.062%, 3/17/2022	142,664
	Buckeye Partners, LP
266,000	2.650%, 11/15/2018	265,699
	Chaparral Energy, Inc.
460,000	7.625%, 11/15/2022	368,000
	Chesapeake Energy Corporation
310,000	4.875%, 4/15/2022[i]	285,975
	CNOOC Nexen Finance
216,000	1.625%, 4/30/2017	216,492
	CNPC General Capital, Ltd.
140,000	1.450%, 4/16/2016[f]	140,076
140,000	2.750%, 4/19/2017[f]	142,783
	Concho Resources, Inc.
579,675	5.500%, 10/1/2022	589,877
115,000	5.500%, 4/1/2023	116,581
	Continental Resources, Inc.
280,000	5.000%, 9/15/2022	284,200
	Crestwood Midstream Partners, LP
150,000	6.125%, 3/1/2022	154,875
	El Paso, LLC
195,000	7.800%, 8/1/2031	233,899
	Enbridge, Inc.
255,000	0.712%, 6/2/2017[g]	251,916
	Energy Transfer Partners, LP
250,000	4.650%, 6/1/2021	268,533
215,000	4.900%, 3/15/2035	209,899

The accompanying Notes to Financial Statements are an integral part of this schedule.

38

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Energy (0.9%) - continued
	Energy XXI Gulf Coast, Inc.
$230,000	11.000%, 3/15/2020[f]	$219,650
	Enterprise Products Operating, LLC
280,000	2.550%, 10/15/2019	284,608
	EQT Corporation
165,000	5.150%, 3/1/2018	176,484
160,000	8.125%, 6/1/2019	190,412
	Halcon Resources Corporation
540,000	8.875%, 5/15/2021[i]	421,740
	Hess Corporation
256,000	8.125%, 2/15/2019	306,332
	Hornbeck Offshore Services, Inc.
115,000	5.875%, 4/1/2020	104,075
320,000	5.000%, 3/1/2021	266,400
	Jones Energy Holdings, LLC
540,000	6.750%, 4/1/2022	534,600
	Kinder Morgan, Inc.
175,000	5.000%, 2/15/2021[f]	188,791
192,000	5.300%, 12/1/2034	190,589
	Laredo Petroleum, Inc.
385,000	5.625%, 1/15/2022[i]	387,406
	Linn Energy, LLC
269,675	6.250%, 11/1/2019	227,875
425,000	8.625%, 4/15/2020	387,013
	Magellan Midstream Partners, LP
75,000	4.200%, 3/15/2045	71,846
	Marathon Petroleum Corporation
70,000	3.625%, 9/15/2024	71,248
140,000	4.750%, 9/15/2044	140,086
	MarkWest Energy Partners, LP
315,000	4.875%, 12/1/2024	325,836
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[f]	266,625
415,000	7.000%, 3/31/2024[f]	408,858
	Memorial Production Partners, LP
370,000	7.625%, 5/1/2021	361,675
	NiSource Finance Corporation
145,000	4.800%, 2/15/2044	159,804
210,000	5.650%, 2/1/2045	257,285
	Oasis Petroleum, Inc.
270,000	6.500%, 11/1/2021	271,350
150,000	6.875%, 3/15/2022[i]	152,625
	Offshore Group Investment, Ltd.
270,000	7.500%, 11/1/2019	178,200
310,000	7.125%, 4/1/2023	198,400
	Pacific Drilling SA
465,000	5.375%, 6/1/2020[f]	394,088
	Petrobras Global Finance BV
290,000	4.375%, 5/20/2023	257,906
	Petroleos Mexicanos
140,000	3.500%, 1/30/2023	135,275
120,000	2.378%, 4/15/2025	121,597
210,000	5.625%, 1/23/2046[f]	210,441
	Precision Drilling Corporation
305,000	5.250%, 11/15/2024	263,825
	Range Resources Corporation
380,000	5.000%, 3/15/2023	385,700
	Regency Energy Partners, LP
325,000	5.000%, 10/1/2022	348,563
	Rice Energy, Inc.
385,000	7.250%, 5/1/2023[f]	400,400
	Rosetta Resources, Inc.
380,000	5.875%, 6/1/2024	377,150
	Sabine Pass Liquefaction, LLC
325,000	5.625%, 3/1/2025[f]	326,804
	Sinopec Capital, Ltd.
252,000	1.250%, 4/24/2016[f]	251,967
	Southwestern Energy Company
175,000	7.500%, 2/1/2018	197,747
	Spectra Energy Partners, LP
140,000	4.500%, 3/15/2045	136,605
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	215,517
	Valero Energy Corporation
210,000	4.900%, 3/15/2045	212,608
	Whiting Petroleum Corporation
425,000	5.750%, 3/15/2021[i]	431,112
	Williams Companies, Inc.
140,000	3.700%, 1/15/2023	132,376

	Total	16,253,928

Financials (1.3%)
	Abbey National Treasury Services plc
144,000	3.050%, 8/23/2018	149,981
	Air Lease Corporation
175,000	2.125%, 1/15/2018	174,125
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	208,866
	American Express Credit Corporation
165,000	0.820%, 3/18/2019[g]	165,053
	American International Group, Inc.
80,000	2.300%, 7/16/2019	80,871
280,000	3.875%, 1/15/2035	272,613
	Aviation Capital Group Corporation
144,000	3.875%, 9/27/2016[f]	147,938
	Banco Santander Chile
200,000	1.176%, 4/11/2017[f,g]	199,410
	Bank of America Corporation
205,000	1.335%, 3/22/2018[g]	207,562
140,000	1.144%, 4/1/2019[g]	141,008
285,000	3.300%, 1/11/2023	285,648
144,000	4.000%, 4/1/2024	150,803
210,000	4.000%, 1/22/2025	208,141
154,000	5.875%, 2/7/2042	190,042
280,000	8.000%, 12/29/2049[l]	299,250
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
80,000	2.850%, 9/8/2021[f]	81,148
	Barclays Bank plc
220,000	10.179%, 6/12/2021[f]	296,955
	Barclays plc
210,000	2.750%, 11/8/2019	212,432
	BB&T Corporation
85,000	0.990%, 1/15/2020[g]	85,250
	BBVA Banco Continental SA
266,000	2.250%, 7/29/2016[f]	267,197
	BioMed Realty, LP
216,000	2.625%, 5/1/2019	217,187
	BNP Paribas SA
298,000	2.375%, 9/14/2017	304,449

The accompanying Notes to Financial Statements are an integral part of this schedule.

39

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Financials (1.3%) - continued
	BPCE SA
$210,000	5.700%, 10/22/2023[f]	$229,233
	Caisse Centrale Desjardins du Quebec
115,000	0.944%, 1/29/2018[f,g]	114,978
	Capital One Financial Corporation
288,000	6.150%, 9/1/2016	305,508
180,000	2.450%, 4/24/2019	181,717
	Citigroup, Inc.
184,000	6.000%, 8/15/2017	201,780
115,000	1.044%, 4/8/2019[g]	115,079
272,000	8.500%, 5/22/2019	336,542
188,000	4.050%, 7/30/2022	195,823
280,000	3.750%, 6/16/2024	289,264
	CoBank ACB
85,000	0.871%, 6/15/2022*,g	80,006
	Compass Bank
210,000	2.750%, 9/29/2019	212,284
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
182,000	3.950%, 11/9/2022	186,692
	Credit Agricole SA
140,000	1.075%, 4/15/2019[f,g]	140,977
	Credit Suisse AG
184,000	5.400%, 1/14/2020	206,587
	CyrusOne, LP
270,000	6.375%, 11/15/2022	284,512
	DDR Corporation
280,000	9.625%, 3/15/2016	300,071
	Denali Borrower, LLC
325,000	5.625%, 10/15/2020[f]	347,344
	Deutsche Bank AG
230,000	1.350%, 5/30/2017	229,378
	Discover Bank
180,000	8.700%, 11/18/2019	220,429
	Discover Financial Services
144,000	6.450%, 6/12/2017	158,199
	DnB Boligkreditt AS
288,000	1.450%, 3/21/2018[f]	287,740
	Duke Realty, LP
70,000	3.875%, 2/15/2021	73,797
210,000	4.375%, 6/15/2022	223,816
	European Investment Bank
215,000	1.875%, 3/15/2019	219,639
180,000	2.125%, 10/15/2021	183,154
	Fifth Third Bancorp
228,000	5.450%, 1/15/2017	243,392
80,000	2.875%, 10/1/2021	80,753
	General Electric Capital Corporation
500,000	3.100%, 1/9/2023	517,786
280,000	6.750%, 3/15/2032	385,083
	Genworth Financial, Inc.
194,000	7.700%, 6/15/2020	210,490
	Goldman Sachs Group, Inc.
150,000	1.478%, 4/30/2018[g]	152,204
120,000	1.357%, 11/15/2018[g]	121,327
250,000	2.550%, 10/23/2019	252,822
286,000	5.375%, 3/15/2020	323,651
115,000	1.437%, 4/23/2020[g]	116,322
292,000	5.250%, 7/27/2021	330,425
350,000	3.500%, 1/23/2025	350,106
	Hartford Financial Services Group, Inc.
208,000	5.125%, 4/15/2022	235,197
	HBOS plc
210,000	6.750%, 5/21/2018[f]	234,735
	HCP, Inc.
140,000	3.400%, 2/1/2025	135,961
	Health Care REIT, Inc.
80,000	2.250%, 3/15/2018	81,058
	HSBC Bank plc
275,000	0.897%, 5/15/2018[f,g]	276,233
	HSBC Holdings plc
139,000	5.250%, 3/14/2044	154,522
225,000	6.375%, 3/29/2049[l]	232,312
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	73,336
	Icahn Enterprises, LP
325,000	6.000%, 8/1/2020	341,721
	ING Bank NV
216,000	4.125%, 11/21/2023	224,359
	ING Capital Funding Trust III
200,000	3.875%, 12/29/2049[g,l]	200,000
	International Lease Finance Corporation
219,000	2.221%, 6/15/2016[g]	217,905
	Intesa Sanpaolo SPA
108,000	3.875%, 1/16/2018	112,887
	J.P. Morgan Chase & Company
115,000	1.800%, 1/25/2018	115,720
267,000	6.300%, 4/23/2019	308,333
90,000	2.250%, 1/23/2020	89,748
72,000	3.200%, 1/25/2023	72,386
280,000	3.625%, 5/13/2024	288,244
140,000	3.875%, 9/10/2024	141,410
290,000	3.125%, 1/23/2025	286,137
269,000	7.900%, 4/29/2049[l]	286,485
	Liberty Mutual Group, Inc.
83,000	4.950%, 5/1/2022[f]	91,345
72,000	6.500%, 5/1/2042[f]	88,512
	Liberty Property, LP
210,000	3.750%, 4/1/2025	210,407
	Lloyds Bank plc
130,000	0.791%, 3/16/2018[g]	130,146
	Lloyds Banking Group plc
210,000	5.920%, 9/29/2049[f,l]	211,575
	Merrill Lynch & Company, Inc.
490,000	6.050%, 5/16/2016	513,275
203,000	6.400%, 8/28/2017	224,220
	MetLife, Inc.
290,000	4.050%, 3/1/2045	287,225
	Mizuho Bank, Ltd.
216,000	1.850%, 3/21/2018[f]	216,753
	Morgan Stanley
420,000	6.625%, 4/1/2018	475,783
100,000	1.557%, 4/25/2018[g]	101,756
115,000	1.417%, 1/27/2020[g]	116,686
180,000	4.875%, 11/1/2022	194,998
252,000	4.100%, 5/22/2023	258,500
175,000	4.300%, 1/27/2045	172,083
175,000	5.550%, 12/29/2049[l]	175,875

The accompanying Notes to Financial Statements are an integral part of this schedule.

40

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Financials (1.3%) - continued
	National City Corporation
$236,000	6.875%, 5/15/2019	$276,436
	Prologis, LP
270,000	7.375%, 10/30/2019	324,351
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	80,853
	Realty Income Corporation
81,000	2.000%, 1/31/2018	81,767
	Regions Bank
250,000	7.500%, 5/15/2018	288,972
	Reinsurance Group of America, Inc.
120,000	5.625%, 3/15/2017	128,976
209,000	5.000%, 6/1/2021	232,581
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[f]	111,236
	Royal Bank of Scotland Group plc
140,000	1.213%, 3/31/2017[g]	140,095
	Santander Holdings USA, Inc.
228,000	2.650%, 4/17/2020	226,608
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	165,065
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[f]	177,940
	SLM Corporation
108,000	3.875%, 9/10/2015	108,702
	SpareBank 1 Boligkreditt AS
288,000	1.250%, 5/2/2018[f]	286,474
	Sumitomo Mitsui Banking Corporation
420,000	1.300%, 1/10/2017	420,144
140,000	0.856%, 1/16/2018[g]	140,344
	Svenska Handelsbanken AB
191,000	1.625%, 3/21/2018	191,864
180,000	0.761%, 6/17/2019[g]	179,335
	Swiss RE Capital I, LP
170,000	6.854%, 5/29/2049[f,l]	177,650
	Synchrony Financial
85,000	3.000%, 8/15/2019	86,706
75,000	1.485%, 2/3/2020[g]	75,344
130,000	3.750%, 8/15/2021	134,175
	UBS AG/Stamford, Connecticut
162,000	5.875%, 12/20/2017	179,518
	USB Realty Corporation
80,000	1.422%, 12/29/2049[f,g,l]	72,800
	Voya Financial, Inc.
280,000	2.900%, 2/15/2018	288,352
	Wells Fargo & Company
115,000	0.958%, 1/30/2020[g]	115,801
282,000	3.450%, 2/13/2023	287,376
285,000	3.000%, 2/19/2025	281,040

	Total	25,593,172

Foreign Government (<0.1%)
	Eksportfinans ASA
154,000	5.500%, 5/25/2016	159,390
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	115,387
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[f]	189,685
	Mexico Government International Bond
175,000	4.600%, 1/23/2046	174,344

	Total	638,806

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,487,500	3.000%, 5/1/2029[c]	5,743,870
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,121,139	1.960%, 6/1/2043[g]	1,155,190
4,787,500	4.000%, 5/1/2044[c]	5,108,711
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,525,000	3.500%, 5/1/2029[c]	7,988,258
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
493,758	2.073%, 1/1/2043[g]	513,189
845,176	2.059%, 3/1/2043[g]	877,979
812,444	1.729%, 7/1/2043[g]	833,210
1,871,209	2.025%, 7/1/2043[g]	1,932,548
1,592,950	2.085%, 8/1/2043[g]	1,647,067
21,850,000	3.500%, 5/1/2044[c]	22,891,288
17,650,000	4.000%, 5/1/2044[c]	18,860,336
13,904,000	4.500%, 5/1/2045[c]	15,132,546

	Total	82,684,192

Technology (0.2%)
	Amphenol Corporation
90,000	2.550%, 1/30/2019	91,392
	Apple, Inc.
290,000	3.450%, 2/9/2045	259,326
	Baidu, Inc.
200,000	2.750%, 6/9/2019	202,093
	EMC Corporation
252,000	1.875%, 6/1/2018	254,646
	Fidelity National Information Services, Inc.
245,000	1.450%, 6/5/2017	244,711
	First Data Corporation
270,000	7.375%, 6/15/2019[f]	280,462
	Freescale Semiconductor, Inc.
325,000	6.000%, 1/15/2022[f]	351,162
	Hewlett-Packard Company
252,000	5.400%, 3/1/2017	270,480
	Iron Mountain, Inc.
270,000	6.000%, 8/15/2023	287,550
	Micron Semiconductor Asia Pte, Ltd.
88,000	1.258%, 1/15/2019	87,991
	Oracle Corporation
85,000	2.500%, 5/15/2022[c]	84,479
380,000	2.950%, 5/15/2025[c]	376,222
	Tyco Electronics Group SA
252,000	6.550%, 10/1/2017	281,330

	Total	3,071,844

The accompanying Notes to Financial Statements are an integral part of this schedule.

41

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Transportation (0.2%)
	Air Canada Pass Through Trust
$80,000	3.875%, 3/15/2023[f]	$80,200
	American Airlines Pass Through Trust
355,000	3.375%, 5/1/2027	361,656
	Avis Budget Car Rental, LLC
325,000	5.125%, 6/1/2022[f]	327,844
	Burlington Northern Santa Fe, LLC
285,000	5.050%, 3/1/2041	322,908
	Canadian Pacific Railway Company
90,000	7.125%, 10/15/2031	121,541
104,000	5.750%, 3/15/2033	124,388
	Continental Airlines, Inc.
171,297	4.150%, 4/11/2024	181,660
	CSX Corporation
126,000	3.700%, 11/1/2023	133,858
	Delta Air Lines, Inc.
200,000	6.750%, 5/23/2017	206,000
88,175	4.950%, 5/23/2019	94,734
37,188	4.750%, 5/7/2020	40,023
	ERAC USA Finance, LLC
84,000	2.800%, 11/1/2018[f]	86,573
210,000	4.500%, 2/15/2045[f]	207,249
	FedEx Corporation
350,000	3.900%, 2/1/2035	339,149
	Korea Expressway Corporation
216,000	1.625%, 4/28/2017[f]	215,928
	Southwest Airlines Company
226,000	2.750%, 11/6/2019	230,609
	Union Pacific Corporation
280,000	3.875%, 2/1/2055	265,544
	Virgin Australia Holdings, Ltd.
61,695	5.000%, 10/23/2023[f]	65,011

	Total	3,404,875

U.S. Government and Agencies (5.1%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	739,492
1,175,000	4.375%, 5/15/2040	1,534,293
10,630,000	3.000%, 5/15/2042	11,162,329
	U.S. Treasury Notes
10,500,000	0.625%, 10/15/2016	10,527,069
8,770,000	0.875%, 11/15/2017	8,787,128
18,760,000	1.500%, 10/31/2019	18,864,062
5,190,000	1.875%, 6/30/2020	5,291,771
1,000,000	2.125%, 9/30/2021	1,023,203
1,685,000	1.625%, 8/15/2022	1,661,700
5,400,000	2.250%, 11/15/2024	5,499,986
1,500,000	2.000%, 2/15/2025	1,493,907
12,900,000	3.625%, 2/15/2044	15,194,794
750,000	2.500%, 2/15/2045	712,500
	U.S. Treasury Notes, TIPS
5,990,034	0.125%, 4/15/2018	6,132,764
7,015,575	0.125%, 1/15/2023	7,073,671

	Total	95,698,669

Utilities (0.4%)
	AES Corporation
270,000	7.375%, 7/1/2021	300,459
	American Electric Power Company, Inc.
304,000	2.950%, 12/15/2022	305,085
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	100,688
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020	106,235
	Calpine Corporation
325,000	5.375%, 1/15/2023	327,844
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	284,297
	Consolidated Edison Company of New York, Inc.
180,000	4.450%, 3/15/2044	194,596
	DTE Electric Company
215,000	3.700%, 3/15/2045	212,853
	DTE Energy Company
40,000	2.400%, 12/1/2019	40,490
	Duke Energy Carolinas, LLC
140,000	3.750%, 6/1/2045	139,461
	Duke Energy Corporation
216,000	2.100%, 6/15/2018	220,120
	Dynegy Finance I, Inc.
200,000	6.750%, 11/1/2019[f]	209,000
	EDP Finance BV
210,000	4.125%, 1/15/2020[f]	216,930
	Enel Finance International NV
108,000	6.250%, 9/15/2017[f]	119,514
	Enterprise Products Operating, LLC
198,000	5.100%, 2/15/2045	211,475
100,000	7.034%, 1/15/2068	108,375
	Eversource Energy
85,000	1.600%, 1/15/2018	85,304
	Exelon Generation Company, LLC
247,000	5.200%, 10/1/2019	275,059
75,000	2.950%, 1/15/2020	76,190
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	88,557
215,000	5.300%, 7/1/2043	248,012
	MidAmerican Energy Holdings Company
160,000	6.500%, 9/15/2037	210,490
	Monongahela Power Company
210,000	5.400%, 12/15/2043[f]	250,920
	Northern States Power Company
315,000	4.125%, 5/15/2044	334,399
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	284,175
	Oncor Electric Delivery Company, LLC
210,000	3.750%, 4/1/2045[f]	202,635
	Pacific Gas & Electric Company
315,000	5.625%, 11/30/2017	346,926
	PG&E Corporation
110,000	2.400%, 3/1/2019	111,130
	PPL Capital Funding, Inc.
105,000	3.500%, 12/1/2022	108,878
215,000	5.000%, 3/15/2044	245,653
	Sempra Energy
350,000	6.150%, 6/15/2018	396,382
95,000	2.400%, 3/15/2020	95,630
	Southern California Edison Company
55,000	2.400%, 2/1/2022	54,810

The accompanying Notes to Financial Statements are an integral part of this schedule.

42

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Utilities (0.4%) - continued
	Southwestern Electric Power Company
$150,000	3.900%, 4/1/2045	$144,083
	TransAlta Corporation
245,000	1.900%, 6/3/2017	244,264
	Williams Companies, Inc.
140,000	7.875%, 9/1/2021	161,388

	Total	7,062,307

	Total Long-Term Fixed Income (cost $307,079,140)	314,481,673

Shares	Collateral Held for Securities Loaned (0.1%)	Value
2,004,387	Thrivent Cash Management Trust	2,004,387

	Total Collateral Held for Securities Loaned (cost $2,004,387)	2,004,387

Shares or Principal Amount	Short-Term Investments (10.2%)[m]	Value
	Federal Home Loan Bank Discount Notes
14,000,000	0.078%, 7/22/2011	13,997,513
5,000,000	0.075%, 5/8/2015	4,999,927
39,000,000	0.052%, 5/13/2015	38,999,322
6,781,000	0.061%, 5/15/2015[e]	6,780,853
18,700,000	0.073%, 5/20/2015[e]	18,699,276
5,000,000	0.058%, 5/26/2015	4,999,799
3,200,000	0.070%, 5/27/2015	3,199,838
8,000,000	0.054%, 5/29/2015	7,999,666
1,000,000	0.060%, 6/1/2015	999,948
2,000,000	0.063%, 6/3/2015	1,999,885
40,000,000	0.075%, 6/12/2015[e]	39,996,523
6,500,000	0.070%, 6/24/2015	6,499,318
2,000,000	0.070%, 6/26/2015	1,999,782
1,000,000	0.085%, 7/8/2015	999,839
17,500,000	0.080%, 7/15/2015	17,497,083
4,000,000	0.075%, 7/17/2015	3,999,358
	Federal Home Loan Mortgage Corporation Discount Notes
2,100,000	0.060%, 5/11/2015[e]	2,099,965
100,000	0.065%, 5/26/2015[e]	99,996
2,000,000	0.075%, 6/10/2015[e]	1,999,833
100,000	0.075%, 6/11/2015[e]	99,992
3,000,000	0.060%, 6/17/2015	2,999,765
	Federal National Mortgage Association Discount Notes
2,000,000	0.042%, 5/13/2015	1,999,972
7,000,000	0.123%, 8/12/2015[e]	6,997,539
	U.S. Treasury Bills
100,000	0.055%, 5/7/2015	99,999
200,000	0.030%, 9/3/2015[n]	199,979

	Total Short-Term Investments (at amortized cost)	190,264,970

	Total Investments (cost $1,687,261,570) 104.1%	$1,934,275,324

	Other Assets and Liabilities, Net (4.1%)	(75,979,852)

	Total Net Assets 100.0%	$1,858,295,472

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At April 30, 2015, $16,955,466 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $25,841,452 or 1.4% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.
i	All or a portion of the security is on loan.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At April 30, 2015, $199,979 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Fund owned as of April 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this schedule.

43

MODERATE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$209,895
Apidos CLO XVIII, 7/22/2026	6/25/2014	214,462
Babson CLO, Ltd., 10/17/2026	8/15/2014	209,895
Betony CLO, Ltd., 4/15/2027	2/25/2015	190,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	210,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	209,788
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	200,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	215,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	210,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	200,000
CoBank ACB, 6/15/2022	10/18/2013	80,906
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	210,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	60,240
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	199,800
JBS Finance II, Ltd., 1/29/2018	8/11/2014	337,371
Limerock CLO III, LLC, 10/20/2026	10/16/2014	650,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	229,724
Magnetite XII, Ltd., 4/15/2027	2/6/2015	650,000
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	675,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	210,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	648,375
OZLM VIII, Ltd., 10/17/2026	8/7/2014	208,803
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	490,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	675,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	645,125
Symphony CLO, Ltd., 1/9/2023	9/15/2014	207,906
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	209,685

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

44

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (5.0%)[a]	Value
Basic Materials (0.3%)
	Axalta Coating Systems US Holdings, Inc.,Term Loan
$347,438	3.750%, 2/1/2020	$348,133
	Fortescue Metals Group, Ltd., Term Loan
1,335,956	3.750%, 6/30/2019	1,204,671
	Ineos Group Holdings, Ltd., Term Loan
593,094	3.750%, 5/4/2018	593,913
	Wausau Paper Corporation, Term Loan
321,789	6.500%, 7/30/2020	324,202

	Total	2,470,919

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
470,046	3.750%, 10/9/2019	468,636
	Berry Plastics Group, Inc., Term Loan
774,200	3.500%, 2/8/2020	774,053
	Silver II Borrower, Term Loan
192,228	4.000%, 12/13/2019	187,374
	STHI Holding Corporation, Term Loan
94,525	4.500%, 8/6/2021	94,367

	Total	1,524,430

Communications Services (2.5%)
	Atlantic Broadband Penn, LLC, Term Loan
241,846	3.250%, 11/30/2019	241,092
	Birch Communication Inc., Term Loan
388,611	7.750%, 7/17/2020	385,697
	Cable & Wireless Communications plc, Term Loan
81,391	5.500%, 4/28/2017	81,391
	Cengage Learning Acquisitions, Term Loan
1,133,550	7.000%, 3/31/2020	1,139,569
	Cequel Communications, LLC, Term Loan
241,453	3.500%, 2/14/2019	242,257
	Charter Communications Operating, LLC, Term Loan
103,163	3.000%, 7/1/2020	102,856
	Clear Channel Communications, Inc., Term Loan
158,523	7.684%, 7/30/2019	153,569
	Cumulus Media Holdings, Inc., Term Loan
486,556	4.250%, 12/23/2020	480,474
	Fairpoint Communications, Term Loan
514,500	7.500%, 2/14/2019	523,504
	Grande Communications Networks, LLC, Term Loan
299,667	4.500%, 5/29/2020	296,670
	Hargray Communications Group, Inc., Term Loan
548,664	5.250%, 6/26/2019	551,578
	iHeartCommunications, Inc., Term Loan
492,893	6.934%, 1/30/2019	471,329
	IMG Worldwide, Inc., Term Loan
6,798,625	5.250%, 5/6/2021	6,807,123
	Integra Telecom Holdings, Inc., Term Loan
298,900	5.250%, 2/22/2019	299,871
105,000	9.750%, 2/21/2020	104,311
	Intelsat Jackson Holdings SA, Term Loan
336,057	3.750%, 6/30/2019	335,637
	Level 3 Communications, Inc., Term Loan
675,000	4.000%, 1/15/2020	676,478
	Level 3 Financing, Inc., Term Loan
200,000	4.500%, 1/31/2022	200,126
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
275,000	0.000%, 1/7/2022[b,c]	276,031
180,000	4.500%, 1/7/2022	180,450
	LTS Buyer, LLC, Term Loan
225,975	4.000%, 4/13/2020	225,692
16,445	8.000%, 4/12/2021	16,418
	McGraw-Hill Global Education, LLC, Term Loan
466,550	5.750%, 3/22/2019	468,299
	Mediacom Broadband, LLC, Term Loan
268,125	4.000%, 1/20/2020	268,460
	NEP Broadcasting, LLC, Term Loan
31,429	9.500%, 7/22/2020	31,311
	NEP/NCP Holdco, Inc., Term Loan
769,393	4.250%, 1/22/2020	762,984
	NTelos, Inc., Term Loan
160,875	5.750%, 11/9/2019	139,157
	Syniverse Holdings, Inc., Term Loan
407,199	4.000%, 4/23/2019	391,803
	TNS, Inc., Term Loan
273,986	5.000%, 2/14/2020	273,871
	Univision Communications, Inc., Term Loan
758,299	4.000%, 3/1/2020	758,716
	Virgin Media Investment Holdings, Ltd., Term Loan
547,078	3.500%, 6/7/2020	547,319
	WideOpenWest Finance, LLC, Term Loan
676,200	4.750%, 4/1/2019	679,263
	XO Communications, LLC, Term Loan
138,600	4.250%, 3/20/2021	138,739
	Yankee Cable Acquisition, LLC, Term Loan
389,926	4.250%, 3/1/2020	391,240
	Zayo Group, LLC, Term Loan
601,808	4.000%, 7/2/2019	601,808

	Total	19,245,093

Consumer Cyclical (0.6%)
	Amaya Gaming Group, Inc., Term Loan
323,375	5.000%, 8/1/2021	323,579
	Burlington Coat Factory Warehouse Corporation, Term Loan
304,948	4.250%, 8/13/2021	306,308

The accompanying Notes to Financial Statements are an integral part of this schedule.

45

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (5.0%)[a]	Value
Consumer Cyclical (0.6%) - continued
	Ceridian HCM Holding, Inc., Term Loan
$116,042	4.500%, 9/15/2020	$115,462
	Chrysler Group, LLC, Term Loan
333,079	3.500%, 5/24/2017	333,412
	Golden Nugget, Inc., Delayed Draw
57,184	5.500%, 11/21/2019	57,613
	Golden Nugget, Inc., Term Loan
133,429	5.500%, 11/21/2019	134,429
	J.C. Penney Corporation, Inc., Term Loan
147,375	6.000%, 5/22/2018	147,282
	Las Vegas Sands, LLC, Term Loan
691,250	3.250%, 12/19/2020	691,561
	Marina District Finance Company, Inc., Term Loan
513,363	6.500%, 8/15/2018	516,936
	MGM Resorts International, Term Loan
327,462	3.500%, 12/20/2019	327,325
	Mohegan Tribal Gaming Authority, Term Loan
740,625	5.500%, 11/19/2019	737,055
	Rite Aid Corporation, Term Loan
160,000	5.750%, 8/21/2020	161,800
	ROC Finance, LLC, Term Loan
561,450	5.000%, 6/20/2019	555,370
	Seminole Indian Tribe of Florida, Term Loan
167,700	3.000%, 4/29/2020	167,658

	Total	4,575,790

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
465,315	5.375%, 3/21/2019	468,930
	Biomet, Inc., Term Loan
371,855	3.681%, 7/25/2017	371,818
	CHS/Community Health Systems, Inc., Term Loan
93,184	3.434%, 12/31/2018	93,673
247,739	4.250%, 1/27/2021	249,208
	Hologic, Inc., Term Loan
237,240	3.250%, 8/1/2019	237,701
	JBS USA, LLC, Term Loan
341,104	3.750%, 5/25/2018	341,957
	Roundy’s Supermarkets, Inc., Term Loan
494,621	5.750%, 3/3/2021	476,958
	Supervalu, Inc., Term Loan
469,910	4.500%, 3/21/2019	471,419
	Visant Corporation, Term Loan
614,647	7.000%, 9/23/2021	617,499

	Total	3,329,163

Energy (0.3%)
	Arch Coal, Inc., Term Loan
748,013	6.250%, 5/16/2018	556,118
	Energy Solutions, LLC, Term Loan
154,746	6.750%, 5/29/2020	155,085
	Expro Holdings UK 2, Ltd., Term Loan
149,250	5.750%, 9/2/2021	132,486
	Fieldwood Energy, LLC, Term Loan
29,557	8.375%, 9/30/2020	22,907
	Houston Fuel Oil Terminal, LLC, Term Loan
293,525	4.250%, 8/19/2021	289,122
	McJunkin Red Man Corporation, Term Loan
236,400	5.000%, 11/8/2019	233,076
	Offshore Group Investment, Ltd., Term Loan
421,400	5.750%, 3/28/2019	272,857
	Pacific Drilling SA, Term Loan
201,412	4.500%, 6/3/2018	177,134
	Samson Investment Company, Term Loan
140,000	0.000%, 9/25/2018[b,c]	66,640
	Targa Resources Partners, LP, Term Loan
84,419	5.750%, 2/27/2022	85,474

	Total	1,990,899

Financials (0.2%)
	DJO Finance, LLC, Term Loan
487,245	4.250%, 9/15/2017	486,943
245,000	0.000%, 6/16/2020[b,c]	246,470
	GEO Group, Inc., Term Loan
101,920	3.250%, 4/3/2020	101,750
	Harland Clarke Holdings Corporation, Term Loan
58,125	6.000%, 8/4/2019	58,391
	MoneyGram International, Inc., Term Loan
406,700	4.250%, 3/27/2020	382,298
	WaveDivision Holdings, LLC, Term Loan
625,600	4.000%, 10/15/2019	625,068

	Total	1,900,920

Technology (0.2%)
	First Data Corporation, Term Loan
530,000	3.682%, 3/23/2018	530,996
275,000	3.682%, 9/24/2018	275,344
	Freescale Semiconductor, Inc., Term Loan
372,436	4.250%, 2/28/2020	373,832
229,505	5.000%, 1/15/2021	231,371
	Infor US, Inc., Term Loan
304,430	3.750%, 6/3/2020	303,840

	Total	1,715,383

Transportation (0.2%)
	American Airlines, Inc., Term Loan
422,475	3.750%, 6/27/2019	423,971
	Delta Air Lines, Inc., Term Loan
395,871	3.250%, 4/20/2017	395,725
	OSG Bulk Ships, Inc., Term Loan
238,200	5.250%, 8/5/2019	238,795
	United Airlines, Inc., Term Loan
254,800	3.500%, 4/1/2019	255,027

The accompanying Notes to Financial Statements are an integral part of this schedule.

46

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (5.0%)[a]	Value
Transportation (0.2%) - continued
$49,750	3.750%, 9/15/2021	$50,154

	Total	1,363,672

Utilities (0.1%)
	Calpine Corporation, Term Loan
78,168	4.000%, 4/1/2018	78,577
541,125	4.000%, 10/9/2019	543,381
	Intergen NV, Term Loan
196,500	5.500%, 6/15/2020	187,412
	NGPL PipeCo, LLC, Term Loan
319,710	6.750%, 9/15/2017	309,370

	Total	1,118,740

	Total Bank Loans (cost $39,639,242)	39,235,009

Shares	Affiliated Mutual Funds (43.6%)	Value
Equity Mutual Funds (22.6%)
1,226,464	Thrivent Natural Resources Fund	10,829,678
435,894	Thrivent Partner Small Cap Value Fund	8,395,309
186,958	Thrivent Small Cap Stock Fund	4,030,814
1,585,072	Thrivent Partner Mid Cap Value Fund	22,333,660
481,763	Thrivent Mid Cap Stock Fund	11,470,772
4,704,208	Thrivent Partner Worldwide Allocation Fund	48,876,723
2,305,825	Thrivent Large Cap Growth Fund	21,444,170
2,320,020	Thrivent Large Cap Value Fund	48,302,824
39,225	Thrivent Large Cap Stock Fund	1,055,557

	Total	176,739,507

Fixed Income Mutual Funds (21.0%)
4,556,840	Thrivent High Yield Fund	22,738,629
6,430,047	Thrivent Income Fund	59,735,134
1,059,513	Thrivent Government Bond Fund	10,807,028
5,705,508	Thrivent Limited Maturity Bond Fund	71,204,738

	Total	164,485,529

	Total Affiliated Mutual Funds (cost $285,865,389)	341,225,036

Principal Amount	Long-Term Fixed Income (31.5%)	Value
Asset-Backed Securities (1.7%)
	Access Group, Inc.
319,113	0.681%, 2/25/2036[d,e]	315,512
	Ally Auto Receivables Trust
109,949	0.720%, 5/20/2016	109,966
	BA Credit Card Trust
220,000	0.562%, 6/15/2021[e]	220,489
	Betony CLO, Ltd.
150,000	1.772%, 4/15/2027*,e	149,454
	Capital One Multi-Asset Execution Trust
300,000	0.562%, 1/18/2022[e]	300,264
	Chase Issuance Trust
300,000	1.590%, 2/18/2020	302,270
	Chesapeake Funding, LLC
351,691	0.628%, 1/7/2025[d,e]	351,845
	Countrywide Asset-Backed Certificates
423,100	5.530%, 4/25/2047	439,930
	Edlinc Student Loan Funding Trust
239,170	3.180%, 10/1/2025*,e	242,160
	FirstEnergy Ohio PIRB Special Purpose Trust
197,022	0.679%, 1/15/2019	196,925
	Ford Credit Auto Owner Trust
170,000	2.260%, 11/15/2025[d]	173,013
	GE Equipment Transportation, LLC
272,346	0.690%, 11/25/2016	272,432
	Golden Credit Card Trust
360,000	0.432%, 2/15/2018[d,e]	359,709
400,000	0.612%, 9/15/2018[d,e]	400,441
	GoldenTree Loan Opportunities IX, Ltd.
175,000	1.789%, 10/29/2026*,e	174,666
	Hyundai Floorplan Master Owner Trust
607,500	0.532%, 5/15/2018[d,e]	607,608
	Master Credit Card Trust
366,300	0.780%, 4/21/2017[d]	366,474
	Morgan Stanley Bank of America Merrill Lynch Trust
675,000	3.176%, 8/15/2045	702,036
675,000	3.246%, 12/15/2047	691,872
	Morgan Stanley Capital, Inc.
694,499	0.331%, 2/25/2037[e]	416,781
	Motor plc
54,000	0.681%, 2/15/2021[d]	54,008
	OZLM VIII, Ltd.
170,000	1.714%, 10/17/2026*,e	169,686
	Race Point IX CLO, Ltd.
400,000	1.768%, 4/15/2027*,e	399,415
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036[f]	1,607,019
	SLM Student Loan Trust
163,826	0.782%, 8/15/2022[d,e]	163,974
237,739	0.677%, 4/25/2023[d,e]	237,840
300,000	1.232%, 5/17/2027[d,e]	302,167
	UBS Commercial Mortgage Trust 2012-C1
1,000,000	3.400%, 5/10/2045	1,053,806
	Vericrest Opportunity Loan Transferee
634,336	3.125%, 4/27/2054[d,f]	634,355
	Volvo Financial Equipment, LLC
328,025	0.740%, 3/15/2017[d]	328,008
	World Financial Network Credit Card Master Trust
450,000	0.910%, 3/16/2020	450,169
	World Omni Automobile Lease Securitization Trust
425,000	1.400%, 2/15/2019	427,603
	World Omni Master Owner Trust
360,000	0.532%, 2/15/2018[d,e]	359,854

	Total	12,981,751

Basic Materials (0.4%)
	Albemarle Corporation
45,000	3.000%, 12/1/2019	45,108

The accompanying Notes to Financial Statements are an integral part of this schedule.

47

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (31.5%)	Value
Basic Materials (0.4%) - continued
	ArcelorMittal
$310,000	6.250%, 3/1/2021	$324,183
	FMG Resources August 2006 Pty., Ltd.
137,778	6.875%, 2/1/2018[d,g]	142,600
	Freeport-McMoRan, Inc.
359,000	2.375%, 3/15/2018	358,021
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[d]	110,977
	Glencore Funding, LLC
80,000	1.336%, 4/16/2018[d,e]	79,954
216,000	2.875%, 4/16/2020[d]	215,823
	Hexion US Finance Corporation
315,000	8.875%, 2/1/2018	280,744
	Ineos Finance plc
315,000	7.500%, 5/1/2020[d]	332,892
	LYB International Finance BV
105,000	4.875%, 3/15/2044	110,959
	LyondellBasell Industries NV
190,000	6.000%, 11/15/2021	223,320
	Sappi Papier Holding GmbH
180,000	6.625%, 4/15/2021[d]	188,100
	Vale Overseas, Ltd.
168,000	6.250%, 1/23/2017	178,873
	Yamana Gold, Inc.
190,000	4.950%, 7/15/2024	190,044

	Total	2,781,598

Capital Goods (0.4%)
	Boeing Company
155,000	3.500%, 3/1/2045	147,517
	CNH Capital, LLC
315,000	3.625%, 4/15/2018	315,787
	Crown Americas Capital Corporation IV
310,000	4.500%, 1/15/2023	311,550
	Harsco Corporation
168,000	2.700%, 10/15/2015	168,504
	L-3 Communications Corporation
208,000	1.500%, 5/28/2017	205,998
	Lockheed Martin Corporation
205,000	3.800%, 3/1/2045	197,169
	Martin Marietta Materials, Inc.
150,000	1.373%, 6/30/2017[e]	149,202
	Northrop Grumman Corporation
205,000	3.850%, 4/15/2045	194,457
	Owens-Brockway Glass Container, Inc.
210,000	5.000%, 1/15/2022[d]	215,513
	Reynolds Group Issuer, Inc.
314,086	5.750%, 10/15/2020	328,220
	Roper Industries, Inc.
216,000	2.050%, 10/1/2018	217,356
	RSC Equipment Rental, Inc.
145,000	8.250%, 2/1/2021	156,419
	Textron, Inc.
135,000	5.600%, 12/1/2017	146,871
	Waste Management, Inc.
55,000	3.125%, 3/1/2025	54,902

	Total	2,809,465

Collateralized Mortgage Obligations (1.8%)
	Alm Loan Funding CLO
170,000	1.704%, 10/17/2026*,e	169,610
	Alternative Loan Trust
361,253	6.000%, 6/25/2036	331,639
	Apidos CLO XVIII
175,000	1.688%, 7/22/2026*,e	173,954
	Babson CLO, Ltd.
170,000	1.664%, 10/17/2026*,e	169,299
	Birchwood Park CLO, Ltd.
170,000	1.715%, 7/15/2026*,e	169,686
	BlueMountain CLO, Ltd.
170,000	1.750%, 10/15/2026*,e	169,468
	Carlyle Global Market Strategies CLO, Ltd.
175,000	1.575%, 7/20/2023*,e	174,736
175,000	1.775%, 10/15/2026*,e	175,160
	Cent CLO 16, LP
170,000	1.505%, 8/1/2024*,e	168,894
	Cent CLO 22, Ltd.
175,000	1.725%, 11/7/2026*,e	174,432
	Citigroup Mortgage Loan Trust, Inc.
255,479	5.500%, 11/25/2035	235,827
	CitiMortgage Alternative Loan Trust
836,896	5.750%, 4/25/2037	718,583
	Countrywide Alternative Loan Trust
544,005	5.084%, 10/25/2035	494,015
291,462	6.500%, 8/25/2036	237,463
161,316	6.000%, 1/25/2037	148,517
991,230	5.500%, 5/25/2037	836,276
820,480	7.000%, 10/25/2037	588,612
	Countrywide Home Loans, Inc.
297,491	5.750%, 4/25/2037	272,210
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
94,329	5.500%, 10/25/2021	90,765
253,968	6.000%, 10/25/2021	223,754
	Dryden 34 Senior Loan Fund CLO
170,000	1.705%, 10/15/2026*,e	169,611
	Federal Home Loan Mortgage Corporation
1,545,462	3.000%, 4/15/2028[h]	165,997
1,170,167	3.000%, 2/15/2033[h]	147,394
	Federal National Mortgage Association
2,448,542	3.500%, 1/25/2033[h]	317,880
	Greenpoint Mortgage Funding Trust
881,176	0.381%, 10/25/2045[e]	676,737
	J.P. Morgan Mortgage Trust
78,111	2.500%, 10/25/2036	70,267
701,456	0.561%, 1/25/2037[e]	455,401
846,456	6.250%, 8/25/2037	674,305
	Limerock CLO III, LLC
500,000	1.759%, 10/20/2026*,e	499,394
	Madison Park Funding XIV CLO, Ltd.
190,000	1.725%, 7/20/2026*,e	189,751

The accompanying Notes to Financial Statements are an integral part of this schedule.

48

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (31.5%)	Value
Collateralized Mortgage Obligations (1.8%) - continued
	Magnetite XII, Ltd.
$525,000	1.817%, 4/15/2027*,e	$522,826
	MASTR Alternative Loans Trust
189,240	6.500%, 7/25/2034	193,843
541,405	0.631%, 12/25/2035[e]	288,833
	Merrill Lynch Alternative Note Asset Trust
189,251	6.000%, 3/25/2037	173,934
	Neuberger Berman CLO, Ltd.
150,000	1.722%, 8/4/2025*,e	149,476
	NZCG Funding CLO, Ltd.
525,000	1.821%, 4/27/2027*,e,i	525,000
	Octagon Investment Partners XX CLO, Ltd.
170,000	1.675%, 8/12/2026*,e	169,686
	OHA Loan Funding 2014-1, Ltd.
500,000	1.762%, 10/20/2026*,e	499,315
	Residential Accredit Loans, Inc.
171,887	5.750%, 9/25/2035	155,118
	Residential Asset Securitization Trust
759,204	0.561%, 8/25/2037[e]	272,026
	Sequoia Mortgage Trust
1,172,725	3.191%, 9/20/2046	937,359
	Shackleton 2015-VII CLO, Ltd.
525,000	1.713%, 4/15/2027*,e	524,993
	Symphony CLO XV, Ltd.
500,000	1.724%, 10/17/2026*,e	497,732
	Symphony CLO, Ltd.
168,305	1.352%, 1/9/2023*,e	167,716
	Voya CLO 2014-3, Ltd.
170,000	1.697%, 7/25/2026*,e	168,810
	WaMu Mortgage Pass Through Certificates
189,983	2.243%, 9/25/2036	170,863
173,165	2.261%, 10/25/2036	154,957

	Total	14,662,124

Commercial Mortgage-Backed Securities (1.1%)
	Banc of America Commercial Mortgage, Inc.
800,000	5.613%, 4/10/2049	844,778
	Commercial Mortgage Pass-Through Certificates
540,000	1.230%, 6/8/2030[d,e]	539,658
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,804,572
	Credit Suisse Mortgage Capital Certificates
925,000	5.509%, 9/15/2039	972,004
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
259,919	0.727%, 12/25/2016	260,127
	Federal National Mortgage Association
450,000	1.272%, 1/25/2017	452,330
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,080,245
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
300,000	1.126%, 12/15/2028[d,e]	300,120
800,000	5.697%, 2/12/2049	844,682
	JPMBB Commercial Mortgage Securities Trust
550,000	3.231%, 1/15/2048	566,016
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	531,321
	SCG Trust
150,000	1.582%, 11/15/2026[d,e]	150,046

	Total	8,345,899

Communications Services (1.2%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	224,375
	AMC Networks, Inc.
315,000	4.750%, 12/15/2022	320,906
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	183,696
	American Tower Corporation
195,000	3.450%, 9/15/2021	197,638
	AT&T, Inc.
75,000	1.209%, 6/30/2020[c,e]	75,601
168,000	3.875%, 8/15/2021	177,505
160,000	3.000%, 6/30/2022[c]	158,959
210,000	5.550%, 8/15/2041	228,372
160,000	4.750%, 5/15/2046[c]	156,422
	British Sky Broadcasting Group plc
180,000	2.625%, 9/16/2019[d]	182,468
	CCO Holdings, LLC
315,000	7.375%, 6/1/2020	335,475
	CenturyLink, Inc.
250,000	6.450%, 6/15/2021	268,750
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[d]	190,531
	Comcast Corporation
100,000	4.650%, 7/15/2042	107,406
132,000	4.750%, 3/1/2044	144,630
	Cox Communications, Inc.
104,000	9.375%, 1/15/2019[d]	129,691
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[d]	104,018
	Digicel, Ltd.
310,000	6.000%, 4/15/2021[d]	300,920
	DIRECTV Holdings, LLC
112,000	5.875%, 10/1/2019	128,440
81,000	4.450%, 4/1/2024	85,490
210,000	6.350%, 3/15/2040	244,417
	Equinix, Inc.
210,000	5.750%, 1/1/2025	221,025
	FairPoint Communications, Inc.
225,000	8.750%, 8/15/2019[d]	240,750
	Frontier Communications Corporation
210,000	6.875%, 1/15/2025	203,383
	Hughes Satellite Systems Corporation
315,000	6.500%, 6/15/2019	345,713

The accompanying Notes to Financial Statements are an integral part of this schedule.

49

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (31.5%)	Value
Communications Services (1.2%) - continued
	Intelsat Jackson Holdings SA
$315,000	7.250%, 4/1/2019	$326,419
	Level 3 Financing, Inc.
315,000	8.625%, 7/15/2020	341,775
	Numericable-SFR
310,000	6.000%, 5/15/2022[d]	317,556
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019 [d]	130,369
	Sprint Corporation
305,000	7.625%, 2/15/2025	299,937
	Telefonica Emisiones SAU
189,000	3.192%, 4/27/2018	196,490
105,000	7.045%, 6/20/2036	138,923
	Time Warner, Inc.
155,000	6.250%, 3/29/2041	192,361
	T-Mobile USA, Inc.
310,000	6.125%, 1/15/2022	319,688
	Unitymedia Hessen GmbH & Company KG
190,000	5.500%, 1/15/2023[d]	198,788
	UPCB Finance V, Ltd.
315,000	7.250%, 11/15/2021[d]	342,169
	Verizon Communications, Inc.
125,000	1.041%, 6/17/2019[e]	125,851
60,000	2.625%, 2/21/2020	60,681
290,000	3.000%, 11/1/2021	293,383
208,000	5.150%, 9/15/2023	234,760
13,000	6.400%, 9/15/2033	15,823
100,000	5.050%, 3/15/2034	106,741
180,000	4.272%, 1/15/2036[d]	173,087
56,000	6.550%, 9/15/2043	70,068
200,000	4.522%, 9/15/2048[d]	189,333
	Wind Acquisition Finance SA
200,000	4.750%, 7/15/2020[d]	200,000

	Total	9,230,783

Consumer Cyclical (0.6%)
	Chrysler Group, LLC
320,000	8.000%, 6/15/2019	335,216
	Cinemark USA, Inc.
315,000	4.875%, 6/1/2023	318,528
	CVS Health Corporation
108,000	6.125%, 9/15/2039	139,693
	Ford Motor Company
95,000	7.450%, 7/16/2031	128,963
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	141,507
155,000	2.597%, 11/4/2019	156,541
	General Motors Company
208,000	6.250%, 10/2/2043	248,251
	General Motors Financial Company, Inc.
315,000	3.250%, 5/15/2018	322,157
150,000	4.000%, 1/15/2025	150,927
	Hilton Worldwide Finance, LLC
310,000	5.625%, 10/15/2021	327,050
	Home Depot, Inc.
115,000	4.875%, 2/15/2044	133,107
	Hyundai Capital America
60,000	2.000%, 3/19/2018[d]	60,420
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[d]	333,900
	KB Home
160,000	4.750%, 5/15/2019	158,800
	L Brands, Inc.
315,000	5.625%, 2/15/2022	345,712
	Lennar Corporation
315,000	4.125%, 12/1/2018	320,512
	Macy’s Retail Holdings, Inc.
55,000	4.375%, 9/1/2023	59,950
150,000	3.625%, 6/1/2024	154,683
	MGM Resorts International
310,000	6.000%, 3/15/2023	321,044
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	115,000
91,000	4.000%, 12/31/2018	93,730
	TRW Automotive, Inc.
140,000	7.250%, 3/15/2017[d]	153,300
	United Rentals, Inc.
310,000	5.500%, 7/15/2025	314,046
	Walgreens Boots Alliance, Inc.
125,000	2.700%, 11/18/2019	127,357

	Total	4,960,394

Consumer Non-Cyclical (1.1%)
	Actavis Funding SCS
155,000	4.550%, 3/15/2035	155,573
200,000	4.850%, 6/15/2044	203,552
	Amgen, Inc.
65,000	2.125%, 5/1/2020	64,854
215,000	2.700%, 5/1/2022	213,160
110,000	3.125%, 5/1/2025	108,688
	B&G Foods, Inc.
230,000	4.625%, 6/1/2021	230,575
	Becton, Dickinson and Company
156,000	6.375%, 8/1/2019	181,441
	Boston Scientific Corporation
90,000	6.000%, 1/15/2020	103,382
210,000	4.125%, 10/1/2023	221,596
	Bunge Limited Finance Corporation
162,000	8.500%, 6/15/2019	198,587
	CHS/Community Health Systems, Inc.
315,000	7.125%, 7/15/2020	337,837
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	65,998
	Cigna Corporation
155,000	5.375%, 2/15/2042	187,145
	CVS Health Corporation
50,000	2.250%, 8/12/2019	50,675
	EMD Finance, LLC
105,000	0.619%, 3/17/2017[d,e]	104,960
208,000	2.950%, 3/19/2022[d]	211,035
	Endo Finance LLC & Endo Finco, Inc.
315,000	7.000%, 7/15/2019[d]	328,388
	Forest Laboratories, Inc.
225,000	4.375%, 2/1/2019[d]	240,272
	Fresenius Medical Care US Finance II, Inc.
315,000	5.875%, 1/31/2022[d]	344,925

The accompanying Notes to Financial Statements are an integral part of this schedule.

50

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (31.5%)	Value
Consumer Non-Cyclical (1.1%) - continued
	HCA, Inc.
$310,000	3.750%, 3/15/2019	$319,300
	Hospira, Inc.
70,000	6.050%, 3/30/2017	75,933
160,000	5.800%, 8/12/2023	191,152
160,000	5.600%, 9/15/2040	191,481
	IMS Health, Inc.
413,000	6.000%, 11/1/2020[d]	429,520
	JBS Finance II, Ltd.
310,000	8.250%, 1/29/2018*	319,768
	Kraft Foods Group, Inc.
205,000	5.000%, 6/4/2042	219,082
	Laboratory Corporation of America Holdings
75,000	2.625%, 2/1/2020	75,607
200,000	4.700%, 2/1/2045	201,234
	Lorillard Tobacco Company
130,000	2.300%, 8/21/2017[g]	131,576
	McKesson Corporation
100,000	3.796%, 3/15/2024	104,410
125,000	4.883%, 3/15/2044	138,609
	Medco Health Solutions, Inc.
76,000	7.125%, 3/15/2018	87,157
	Medtronic, Inc.
210,000	4.375%, 3/15/2035[d]	221,877
	Merck & Company, Inc.
80,000	0.631%, 2/10/2020[e]	80,470
50,000	3.700%, 2/10/2045	48,326
	Mondelez International, Inc.
87,000	0.775%, 2/1/2019[e]	86,109
	Mylan, Inc.
122,000	7.875%, 7/15/2020[d]	127,747
	Ortho-Clinical Diagnostics, Inc.
210,000	6.625%, 5/15/2022[d]	186,638
	Pernod Ricard SA
112,000	2.950%, 1/15/2017[d]	114,937
108,000	5.750%, 4/7/2021[d]	124,556
	Roche Holdings, Inc.
220,000	4.000%, 11/28/2044[d]	228,460
	SABMiller Holdings, Inc.
108,000	3.750%, 1/15/2022[d]	113,843
108,000	4.950%, 1/15/2042[d]	118,335
	Safeway, Inc.
10,000	3.400%, 12/1/2016	10,100
	Spectrum Brands Escrow Corporation
315,000	6.375%, 11/15/2020	333,900
	Sysco Corporation
75,000	2.350%, 10/2/2019	76,402
50,000	4.350%, 10/2/2034	51,229
	Tenet Healthcare Corporation
310,000	8.125%, 4/1/2022	338,288
	WM Wrigley Jr. Company
140,000	2.000%, 10/20/2017[d]	141,859
	Zimmer Holdings, Inc.
156,000	4.450%, 8/15/2045	154,443

	Total	8,594,991

Energy (1.3%)
	Antero Resources Corporation
165,000	5.125%, 12/1/2022	164,175
	Boardwalk Pipelines, Ltd.
172,000	5.875%, 11/15/2016	179,124
	Bonanza Creek Energy, Inc.
165,000	6.750%, 4/15/2021	167,888
	BP Capital Markets plc
104,000	3.062%, 3/17/2022	105,979
	Buckeye Partners, LP
168,000	2.650%, 11/15/2018	167,810
	Chaparral Energy, Inc.
200,000	7.625%, 11/15/2022	160,000
	Chesapeake Energy Corporation
130,000	4.875%, 4/15/2022	119,925
	CNOOC Nexen Finance
168,000	1.625%, 4/30/2017	168,383
	CNPC General Capital, Ltd.
104,000	1.450%, 4/16/2016[d]	104,056
104,000	2.750%, 4/19/2017[d]	106,067
	Concho Resources, Inc.
444,086	5.500%, 10/1/2022	451,902
50,000	5.500%, 4/1/2023	50,688
	Continental Resources, Inc.
208,000	5.000%, 9/15/2022	211,120
	Crestwood Midstream Partners, LP
170,000	6.125%, 3/1/2022	175,525
	El Paso, LLC
140,000	7.800%, 8/1/2031	167,927
	Enbridge, Inc.
184,000	0.712%, 6/2/2017[e]	181,774
	Energy Transfer Partners, LP
178,000	4.650%, 6/1/2021	191,195
155,000	4.900%, 3/15/2035	151,322
	Energy XXI Gulf Coast, Inc.
100,000	11.000%, 3/15/2020[d]	95,500
	Enterprise Products Operating, LLC
200,000	2.550%, 10/15/2019	203,291
	EQT Corporation
99,000	5.150%, 3/1/2018	105,891
118,000	8.125%, 6/1/2019	140,428
	Halcon Resources Corporation
230,000	8.875%, 5/15/2021[g]	179,630
	Hess Corporation
200,000	8.125%, 2/15/2019	239,322
	Hornbeck Offshore Services, Inc.
50,000	5.875%, 4/1/2020	45,250
140,000	5.000%, 3/1/2021	116,550
	Jones Energy Holdings, LLC
230,000	6.750%, 4/1/2022	227,700
	Kinder Morgan, Inc.
125,000	5.000%, 2/15/2021[d]	134,851
137,000	5.300%, 12/1/2034	135,993
	Laredo Petroleum, Inc.
165,000	5.625%, 1/15/2022	166,031
	Linn Energy, LLC
314,086	6.250%, 11/1/2019	265,403
180,000	8.625%, 4/15/2020	163,912
	Magellan Midstream Partners, LP
55,000	4.200%, 3/15/2045	52,687

The accompanying Notes to Financial Statements are an integral part of this schedule.

51

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (31.5%)	Value
Energy (1.3%) - continued
	Marathon Petroleum Corporation
$50,000	3.625%, 9/15/2024	$50,891
100,000	4.750%, 9/15/2044	100,062
	MarkWest Energy Partners, LP
310,000	4.875%, 12/1/2024	320,664
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[d]	311,063
175,000	7.000%, 3/31/2024[d]	172,410
	Memorial Production Partners, LP
150,000	7.625%, 5/1/2021	146,625
	NiSource Finance Corporation
105,000	4.800%, 2/15/2044	115,720
155,000	5.650%, 2/1/2045	189,901
	Oasis Petroleum, Inc.
115,000	6.500%, 11/1/2021	115,575
70,000	6.875%, 3/15/2022	71,225
	Offshore Group Investment, Ltd.
315,000	7.500%, 11/1/2019	207,900
130,000	7.125%, 4/1/2023	83,200
	Pacific Drilling SA
195,000	5.375%, 6/1/2020[d]	165,263
	Petrobras Global Finance BV
200,000	4.375%, 5/20/2023	177,866
	Petroleos Mexicanos
105,000	3.500%, 1/30/2023	101,456
95,000	2.378%, 4/15/2025	96,264
150,000	5.625%, 1/23/2046[d]	150,315
	Precision Drilling Corporation
130,000	5.250%, 11/15/2024	112,450
	Range Resources Corporation
165,000	5.000%, 3/15/2023	167,475
	Regency Energy Partners, LP
310,000	5.000%, 10/1/2022	332,475
	Rice Energy, Inc.
165,000	7.250%, 5/1/2023[d]	171,600
	Rosetta Resources, Inc.
165,000	5.875%, 6/1/2024	163,763
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025[d]	311,721
	Sinopec Capital 2013, Ltd.
170,000	1.250%, 4/24/2016[d]	169,978
	Southwestern Energy Company
125,000	7.500%, 2/1/2018	141,248
	Spectra Energy Partners, LP
104,000	4.500%, 3/15/2045	101,478
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	159,072
	Valero Energy Corporation
156,000	4.900%, 3/15/2045	157,938
	Whiting Petroleum Corporation
180,000	5.750%, 3/15/2021	182,588
	Williams Companies, Inc.
104,000	3.700%, 1/15/2023	98,337

	Total	10,143,822

Financials (2.4%)
	Abbey National Treasury Services plc
112,000	3.050%, 8/23/2018	116,652
	Air Lease Corporation
125,000	2.125%, 1/15/2018	124,375
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	208,866
	American Express Credit Corporation
125,000	0.820%, 3/18/2019[e]	125,040
	American International Group, Inc.
65,000	2.300%, 7/16/2019	65,708
200,000	3.875%, 1/15/2035	194,724
	Aviation Capital Group Corporation
112,000	3.875%, 9/27/2016[d]	115,063
	Banco Santander Chile
150,000	1.176%, 4/11/2017[d,e]	149,557
	Bank of America Corporation
165,000	1.335%, 3/22/2018[e]	167,062
105,000	1.144%, 4/1/2019[e]	105,756
205,000	3.300%, 1/11/2023	205,466
86,000	4.000%, 4/1/2024	90,063
150,000	4.000%, 1/22/2025	148,672
112,000	5.875%, 2/7/2042	138,212
208,000	8.000%, 12/29/2049[j]	222,300
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
65,000	2.850%, 9/8/2021[d]	65,933
	Barclays Bank plc
142,000	10.179%, 6/12/2021[d]	191,671
	Barclays plc
150,000	2.750%, 11/8/2019	151,737
	BB&T Corporation
65,000	0.990%, 1/15/2020[e]	65,191
	BBVA Banco Continental SA
180,000	2.250%, 7/29/2016[d]	180,810
	BioMed Realty, LP
162,000	2.625%, 5/1/2019	162,890
	BNP Paribas SA
187,000	2.375%, 9/14/2017	191,047
	BPCE SA
156,000	5.700%, 10/22/2023[d]	170,288
	Caisse Centrale Desjardins du Quebec
95,000	0.944%, 1/29/2018[d,e]	94,982
	Capital One Financial Corporation
194,000	6.150%, 9/1/2016	205,793
115,000	2.450%, 4/24/2019	116,097
	Citigroup, Inc.
112,000	6.000%, 8/15/2017	122,823
90,000	1.044%, 4/8/2019[e]	90,062
185,000	8.500%, 5/22/2019	228,898
139,000	4.050%, 7/30/2022	144,784
200,000	3.750%, 6/16/2024	206,617
	CoBank ACB
80,000	0.871%, 6/15/2022*,e	75,300
	Compass Bank
150,000	2.750%, 9/29/2019	151,631
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
133,000	3.950%, 11/9/2022	136,428
	Credit Agricole SA
105,000	1.075%, 4/15/2019[d,e]	105,733
	Credit Suisse AG
112,000	5.400%, 1/14/2020	125,748
	CyrusOne, LP
315,000	6.375%, 11/15/2022	331,931

The accompanying Notes to Financial Statements are an integral part of this schedule.

52

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (31.5%)	Value
Financials (2.4%) - continued
	DDR Corporation
$208,000	9.625%, 3/15/2016	$222,910
	Denali Borrower, LLC
310,000	5.625%, 10/15/2020[d]	331,313
	Deutsche Bank AG
160,000	1.350%, 5/30/2017	159,567
	Discover Bank
135,000	8.700%, 11/18/2019	165,322
	Discover Financial Services
108,000	6.450%, 6/12/2017	118,649
	DnB Boligkreditt AS
215,000	1.450%, 3/21/2018[d]	214,806
	Duke Realty, LP
50,000	3.875%, 2/15/2021	52,712
150,000	4.375%, 6/15/2022	159,869
	European Investment Bank
160,000	1.875%, 3/15/2019	163,453
145,000	2.125%, 10/15/2021	147,541
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	156,924
65,000	2.875%, 10/1/2021	65,611
	General Electric Capital Corporation
360,000	3.100%, 1/9/2023	372,806
204,000	6.750%, 3/15/2032	280,560
	Genworth Financial, Inc.
126,000	7.700%, 6/15/2020	136,710
	Goldman Sachs Group, Inc.
270,000	1.478%, 4/30/2018[e]	273,967
90,000	1.357%, 11/15/2018[e]	90,995
180,000	2.550%, 10/23/2019	182,032
193,000	5.375%, 3/15/2020	218,408
95,000	1.437%, 4/23/2020[e]	96,092
211,000	5.250%, 7/27/2021	238,766
250,000	3.500%, 1/23/2025	250,076
	Hartford Financial Services Group, Inc.
134,000	5.125%, 4/15/2022	151,521
	HBOS plc
156,000	6.750%, 5/21/2018[d]	174,374
	HCP, Inc.
100,000	3.400%, 2/1/2025	97,115
	Health Care REIT, Inc.
61,000	2.250%, 3/15/2018	61,806
	HSBC Bank plc
220,000	0.897%, 5/15/2018[d,e]	220,986
	HSBC Holdings plc
104,000	5.250%, 3/14/2044	115,614
160,000	6.375%, 3/29/2049[j]	165,200
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	57,039
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	262,863
	ING Bank NV
200,000	4.125%, 11/21/2023	207,740
	ING Capital Funding Trust III
140,000	3.875%, 12/29/2049[e,j]	140,000
	International Lease Finance Corporation
243,000	2.221%, 6/15/2016[e]	241,785
	Intesa Sanpaolo SPA
81,000	3.875%, 1/16/2018	84,665
	J.P. Morgan Chase & Company
108,000	1.800%, 1/25/2018	108,677
171,000	6.300%, 4/23/2019	197,472
75,000	2.250%, 1/23/2020	74,790
50,000	3.200%, 1/25/2023	50,268
200,000	3.625%, 5/13/2024	205,889
100,000	3.875%, 9/10/2024	101,007
210,000	3.125%, 1/23/2025	207,203
189,000	7.900%, 4/29/2049[j]	201,285
	Liberty Mutual Group, Inc.
65,000	4.950%, 5/1/2022[d]	71,535
56,000	6.500%, 5/1/2042[d]	68,842
	Liberty Property, LP
156,000	3.750%, 4/1/2025	156,302
	Lloyds Bank plc
105,000	0.791%, 3/16/2018[e]	105,118
	Lloyds Banking Group plc
156,000	5.920%, 9/29/2049[d,j]	157,170
	Merrill Lynch & Company, Inc.
350,000	6.050%, 5/16/2016	366,625
150,000	6.400%, 8/28/2017	165,680
	MetLife, Inc.
210,000	4.050%, 3/1/2045	207,990
	Mizuho Bank, Ltd.
200,000	1.850%, 3/21/2018[d]	200,698
	Morgan Stanley
300,000	6.625%, 4/1/2018	339,845
180,000	1.557%, 4/25/2018[e]	183,162
95,000	1.417%, 1/27/2020[e]	96,393
135,000	4.875%, 11/1/2022	146,249
189,000	4.100%, 5/22/2023	193,875
125,000	4.300%, 1/27/2045	122,917
130,000	5.550%, 12/29/2049[j]	130,650
	National City Corporation
168,000	6.875%, 5/15/2019	196,785
	Prologis, LP
202,000	7.375%, 10/30/2019	242,663
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	65,693
	Realty Income Corporation
62,000	2.000%, 1/31/2018	62,587
	Regions Bank
250,000	7.500%, 5/15/2018	288,972
	Reinsurance Group of America, Inc.
75,000	5.625%, 3/15/2017	80,610
139,000	5.000%, 6/1/2021	154,683
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[d]	85,955
	Royal Bank of Scotland Group plc
105,000	1.213%, 3/31/2017[e]	105,071
	Santander Holdings USA, Inc.
162,000	2.650%, 4/17/2020	161,011
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	128,957
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[d]	132,184
	SLM Corporation
75,000	3.875%, 9/10/2015	75,487
	SpareBank 1 Boligkreditt AS
215,000	1.250%, 5/2/2018[d]	213,861

The accompanying Notes to Financial Statements are an integral part of this schedule.

53

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (31.5%)	Value
Financials (2.4%) - continued
	Sumitomo Mitsui Banking Corporation
$280,000	1.300%, 1/10/2017	$280,096
110,000	0.856%, 1/16/2018[e]	110,270
	Svenska Handelsbanken AB
144,000	1.625%, 3/21/2018	144,651
150,000	0.761%, 6/17/2019[e]	149,446
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[d,j]	130,625
	Synchrony Financial
70,000	3.000%, 8/15/2019	71,405
60,000	1.485%, 2/3/2020[e]	60,275
95,000	3.750%, 8/15/2021	98,051
	UBS AG/Stamford, Connecticut
124,000	5.875%, 12/20/2017	137,409
	USB Realty Corporation
65,000	1.422%, 12/29/2049[d,e,j]	59,150
	Voya Financial, Inc.
194,000	2.900%, 2/15/2018	199,787
	Wells Fargo & Company
95,000	0.958%, 1/30/2020[e]	95,661
208,000	3.450%, 2/13/2023	211,965
205,000	3.000%, 2/19/2025	202,151

	Total	19,378,810

Foreign Government (0.1%)
	Eksportfinans ASA
120,000	5.500%, 5/25/2016	124,200
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	90,303
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[d]	149,752
	Mexico Government International Bond
125,000	4.600%, 1/23/2046	124,531

	Total	488,786

Mortgage-Backed Securities (10.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,120,000	3.000%, 5/1/2029[c]	5,359,200
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,245,000	4.000%, 5/1/2044[c]	4,529,813
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,840,000	3.500%, 5/1/2029[c]	8,322,650
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,304,267	2.073%, 1/1/2043[e]	1,355,593
2,257,660	2.059%, 3/1/2043[e]	2,345,287
2,234,221	1.729%, 7/1/2043[e]	2,291,328
22,500,000	3.500%, 5/1/2044[c]	23,572,264
18,650,000	4.000%, 5/1/2044[c]	19,928,911
15,125,000	4.500%, 5/1/2045[c]	16,461,433

	Total	84,166,479

Technology (0.3%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	67,021
	Apple, Inc.
210,000	3.450%, 2/9/2045	187,788
	Baidu, Inc.
200,000	2.750%, 6/9/2019	202,093
	EMC Corporation
196,000	1.875%, 6/1/2018	198,058
	Fidelity National Information Services, Inc.
182,000	1.450%, 6/5/2017	181,785
	First Data Corporation
315,000	7.375%, 6/15/2019[d]	327,206
	Freescale Semiconductor, Inc.
310,000	6.000%, 1/15/2022[d]	334,955
	Hewlett-Packard Company
168,000	5.400%, 3/1/2017	180,320
	Iron Mountain, Inc.
315,000	6.000%, 8/15/2023	335,475
	Micron Semiconductor Asia Pte, Ltd.
64,000	1.258%, 1/15/2019	63,993
	Oracle Corporation
65,000	2.500%, 5/15/2022[c]	64,602
270,000	2.950%, 5/15/2025[c]	267,315
	Tyco Electronics Group SA
191,000	6.550%, 10/1/2017	213,230

	Total	2,623,841

Transportation (0.3%)
	Air Canada Pass Through Trust
65,000	3.875%, 3/15/2023[d]	65,163
	American Airlines Pass Through Trust
260,000	3.375%, 5/1/2027	264,875
	Avis Budget Car Rental, LLC
180,000	5.125%, 6/1/2022[d]	181,575
	Burlington Northern Santa Fe, LLC
205,000	5.050%, 3/1/2041	232,267
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	87,780
76,000	5.750%, 3/15/2033	90,899
	Continental Airlines, Inc.
130,726	4.150%, 4/11/2024	138,636
	CSX Corporation
98,000	3.700%, 11/1/2023	104,111
	Delta Air Lines, Inc.
166,000	6.750%, 5/23/2017	170,980
74,610	4.950%, 5/23/2019	80,159
28,539	4.750%, 5/7/2020	30,716
	ERAC USA Finance, LLC
66,000	2.800%, 11/1/2018[d]	68,021
150,000	4.500%, 2/15/2045[d]	148,035
	FedEx Corporation
260,000	3.900%, 2/1/2035	251,939
	Korea Expressway Corporation
162,000	1.625%, 4/28/2017[d]	161,946
	Southwest Airlines Company
162,000	2.750%, 11/6/2019	165,304
	Union Pacific Corporation
200,000	3.875%, 2/1/2055	189,674

The accompanying Notes to Financial Statements are an integral part of this schedule.

54

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (31.5%)	Value
Transportation (0.3%) - continued
	Virgin Australia Holdings, Ltd.
$57,582	5.000%, 10/23/2023[d]	$60,677

	Total	2,492,757

U.S. Government and Agencies (7.3%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	718,180
	U.S. Treasury Notes
6,500,000	0.625%, 10/15/2016	6,516,757
3,800,000	0.875%, 11/15/2017	3,807,421
6,845,000	1.500%, 10/31/2019	6,882,969
9,100,000	1.875%, 6/30/2020	9,278,442
2,610,000	1.625%, 8/15/2022	2,573,909
2,550,000	2.250%, 11/15/2024	2,597,216
1,080,000	2.000%, 2/15/2025	1,075,613
11,400,000	3.625%, 2/15/2044	13,427,958
540,000	2.500%, 2/15/2045	513,000
	U.S. Treasury Notes, TIPS
5,888,508	0.125%, 4/15/2018	6,028,819
3,558,625	0.125%, 1/15/2023	3,588,094

	Total	57,008,378

Utilities (0.7%)
	AES Corporation
315,000	7.375%, 7/1/2021	350,535
	American Electric Power Company, Inc.
216,000	2.950%, 12/15/2022	216,771
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	80,551
	Berkshire Hathaway Energy Company
75,000	2.400%, 2/1/2020	75,882
	Calpine Corporation
310,000	5.375%, 1/15/2023	312,713
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	200,969
	Consolidated Edison Company of New York, Inc.
130,000	4.450%, 3/15/2044	140,541
	DTE Electric Company
155,000	3.700%, 3/15/2045	153,452
	DTE Energy Company
30,000	2.400%, 12/1/2019	30,367
	Duke Energy Carolinas, LLC
104,000	3.750%, 6/1/2045	103,600
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	171,204
	Dynegy Finance I, Inc.
200,000	6.750%, 11/1/2019[d]	209,000
	EDP Finance BV
150,000	4.125%, 1/15/2020[d]	154,950
	Enel Finance International NV
84,000	6.250%, 9/15/2017[d]	92,955
	Enterprise Products Operating, LLC
132,000	5.100%, 2/15/2045	140,983
80,000	7.034%, 1/15/2068	86,700
	Eversource Energy
70,000	1.600%, 1/15/2018	70,251
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	210,470
60,000	2.950%, 1/15/2020	60,952
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	69,580
155,000	5.300%, 7/1/2043	178,800
	MidAmerican Energy Holdings Company
115,000	6.500%, 9/15/2037	151,290
	Monongahela Power Company
150,000	5.400%, 12/15/2043[d]	179,229
	Northern States Power Company
225,000	4.125%, 5/15/2044	238,856
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	331,537
	Oncor Electric Delivery Company, LLC
156,000	3.750%, 4/1/2045[d]	150,529
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	210,359
	PG&E Corporation
75,000	2.400%, 3/1/2019	75,770
	PPL Capital Funding, Inc.
78,000	3.500%, 12/1/2022	80,881
150,000	5.000%, 3/15/2044	171,386
	Sempra Energy
250,000	6.150%, 6/15/2018	283,130
75,000	2.400%, 3/15/2020	75,497
	Southern California Edison Company
45,000	2.400%, 2/1/2022	44,844
	Southwestern Electric Power Company
105,000	3.900%, 4/1/2045	100,858
	TransAlta Corporation
182,000	1.900%, 6/3/2017	181,454
	Williams Companies, Inc.
104,000	7.875%, 9/1/2021	119,888

	Total	5,506,734

	Total Long-Term Fixed Income (cost $241,811,005)	246,176,612

Shares	Common Stock (14.0%)	Value
Consumer Discretionary (1.6%)
4,710	Aaron’s, Inc.	160,140
1,975	Amazon.com, Inc.[k]	833,016
975	AutoZone, Inc.[k]	655,843
3,300	Barnes & Noble, Inc.[k]	72,270
3,300	Bed Bath & Beyond, Inc.[k]	232,518
3,550	Best Buy Company, Inc.	123,007
700	Big Lots, Inc.	31,899
550	Brinker International, Inc.	30,454
1,450	Carnival Corporation	63,756
7,560	CBS Corporation	469,703
1,535	Cedar Fair, LP	86,620
950	Cheesecake Factory, Inc.	47,624
1,200	Coinstar, Inc.	79,716
12,500	Comcast Corporation	722,000
4,438	Delphi Automotive plc	368,354
850	DeVry Education Group, Inc.	25,704
1,500	DISH Network Corporation[k]	101,490
11,650	Ford Motor Company	184,070
3,400	Gap, Inc.	134,776
1,560	G-III Apparel Group, Ltd.[k]	173,441
4,300	Harley-Davidson, Inc.	241,703

The accompanying Notes to Financial Statements are an integral part of this schedule.

55

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (14.0%)	Value
Consumer Discretionary (1.6%) - continued
450	Harman International Industries, Inc.	$58,671
2,700	Hilton Worldwide Holdings, Inc.[k]	78,192
5,450	Home Depot, Inc.	583,041
5,090	Houghton Mifflin Harcourt Company[k]	116,357
4,420	Kohl’s Corporation	316,693
5,658	Las Vegas Sands Corporation	299,195
3,250	Liberty Interactive Corporation[k]	93,470
12,510	Lowe’s Companies, Inc.	861,439
7,100	Macy’s, Inc.	458,873
450	Marriott Vacations Worldwide Corporation	36,995
5,798	MDC Partners, Inc.	121,410
2,700	Nautilus, Inc.[k]	45,387
1,200	Newell Rubbermaid, Inc.	45,756
5,200	NIKE, Inc.	513,968
8,187	NutriSystem, Inc.	155,962
2,070	Oxford Industries, Inc.	164,461
1,460	Papa John’s International, Inc.	89,600
3,050	Scientific Games Corporation[k]	38,644
850	Scripps Networks Interactive, Inc.	59,381
37,500	Sirius XM Holdings, Inc.[k]	148,125
14,500	Starbucks Corporation	718,910
8,300	Target Corporation	654,289
3,500	Time Warner Cable, Inc.	544,320
1,800	Time, Inc.	41,094
1,850	Toll Brothers, Inc.[k]	65,749
1,300	Tower International, Inc.[k]	33,618
10,449	Tuesday Morning Corporation[k]	165,303
2,850	Wyndham Worldwide Corporation	243,390
7,900	Yum! Brands, Inc.	679,084
770	Zoe’s Kitchen, Inc.[k]	23,585

	Total	12,293,066

Consumer Staples (0.7%)
14,300	Altria Group, Inc.	715,715
2,600	Anheuser-Busch InBev NV ADR	312,104
5,200	Archer-Daniels-Midland Company	254,176
4,400	Avon Products, Inc.	35,948
600	Coca-Cola Enterprises, Inc.	26,646
8,430	CVS Health Corporation	837,015
650	Ingredion, Inc.	51,610
500	Keurig Green Mountain, Inc.	58,185
2,160	Kimberly-Clark Corporation	236,930
600	Molson Coors Brewing Company	44,106
14,241	Mondelez International, Inc.	546,427
3,553	Philip Morris International, Inc.	296,569
950	Pilgrim’s Pride Corporation	23,465
2,550	Pinnacle Foods, Inc.	103,403
4,200	Reynolds American, Inc.	307,860
21,050	Rite Aid Corporationk	162,295
4,400	Sysco Corporation	162,932
2,870	TreeHouse Foods, Inc.[k]	233,216
3,100	Tyson Foods, Inc.	122,450
2,500	Walgreens Boots Alliance, Inc.	207,325
9,100	Wal-Mart Stores, Inc.	710,255
2,350	WhiteWave Foods Company[k]	103,330

	Total	5,551,962

Energy (1.5%)
10,200	Cabot Oil & Gas Corporation	344,964
11,360	Cameron International Corporation[k]	622,755
6,800	Canadian Natural Resources, Ltd.	226,100
1,450	Chesapeake Energy Corporation	22,867
4,290	Chevron Corporation	476,447
135	Cimarex Energy Company	16,794
26,063	Cobalt International Energy, Inc.[k]	278,874
3,400	Comstock Resources, Inc.	18,258
1,350	Concho Resources, Inc.[k]	170,991
550	ConocoPhillips	37,356
735	Denbury Resources, Inc.	6,475
105	Dril-Quip, Inc.[k]	8,371
100	Energen Corporation	7,117
210	Ensco plc	5,729
13,486	EOG Resources, Inc.	1,334,440
12,968	EQT Corporation	1,166,342
15,100	Exxon Mobil Corporation	1,319,287
1,500	FMC Technologies, Inc.[k]	66,150
1,200	Green Plains, Inc.	37,368
650	Gulfmark Offshore, Inc.	9,757
115	Gulfport Energy Corporation[k]	5,628
400	Helix Energy Solutions Group, Inc.[k]	6,592
2,150	Helmerich & Payne, Inc.	167,635
290	HollyFrontier Corporation	11,246
2,850	Kosmos Energy, Ltd.[k]	27,873
3,600	Laredo Petroleum Holdings, Inc.[k]	56,880
23,961	Marathon Oil Corporation	745,187
3,800	Marathon Petroleum Corporation	374,566
3,000	Market Vectors Oil Service ETF	117,120
160	National Oilwell Varco, Inc.	8,706
250	Newfield Exploration Company[k]	9,810
240	Noble Energy, Inc.	12,173
10,110	Oasis Petroleum, Inc.[k]	181,373
195	Oceaneering International, Inc.	10,746
170	Oil States International, Inc.[k]	8,090
350	Patterson-UTI Energy, Inc.	7,823
15,450	Petroleo Brasileiro SA ADR[k]	146,775
2,600	Rex Energy Corporationk	13,000
2,430	Rosetta Resources, Inc.[k]	55,477
10,140	Rowan Companies plc	214,867
4,110	Schlumberger, Ltd.	388,847
160	SM Energy Company	9,275
13,200	Southwestern Energy Company[k]	369,996
10,970	Suncor Energy, Inc. ADR	357,622
2,240	Superior Energy Services, Inc.	57,120
75	Tesoro Corporation	6,437
16,350	Total SA ADR	884,535
10,307	Trinidad Drilling, Ltd.	43,312
90,020	Weatherford International, Ltd.[k]	1,309,791
1,750	Western Refining, Inc.	77,088
185	Whiting Petroleum Corporation[k]	7,013
220	World Fuel Services Corporation	12,210

	Total	11,881,255

Financials (4.3%)
2,410	ACE, Ltd.	257,846
846	Affiliated Managers Group, Inc.[k]	191,306
1,310	Allied World Assurance Company Holdings AG	53,893
4,044	Allstate Corporation	281,705
1,510	American Assets Trust, Inc.	60,098
4,600	American Campus Communities, Inc.	184,644
3,200	American Capital Agency Corporation	66,032
5,350	American International Group, Inc.	301,151
1,500	Argo Group International Holdings, Ltd.	73,485
4,800	Assured Guaranty, Ltd.	124,752
52,680	Bank of America Corporation	839,192
1,150	Banner Corporation	52,003
5,110	BBCN Bancorp, Inc.	72,511
5,950	Berkshire Hathaway, Inc.[k]	840,199
7,500	Blackstone Group, LP	307,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

56

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (14.0%)	Value
Financials (4.3%) - continued
2,150	Boston Private Financial Holdings, Inc.	$28,273
1,750	Brixmor Property Group, Inc.	41,038
600	Camden Property Trust	45,048
6,800	Capital One Financial Corporation	549,780
2,500	CBL & Associates Properties, Inc.	45,025
850	CBRE Group, Inc.[k]	32,589
12,900	Chambers Street Properties	96,750
8,300	Charles Schwab Corporation	253,150
21,210	Citigroup, Inc.	1,130,917
811	CNA Financial Corporation	32,683
8,800	CNO Financial Group, Inc.	149,600
7,900	Comerica, Inc.	374,539
4,700	Corporate Office Properties Trust	124,033
5,050	Crown Castle International Corporation	421,826
9,500	CYS Investments, Inc.[k]	84,740
1,500	DDR Corporation	25,575
650	Digital Realty Trust, Inc.	41,217
2,250	Discover Financial Services	130,433
2,800	Duke Realty Corporation	55,468
2,550	Encore Capital Group, Inc.[k]	103,122
780	Extra Space Storage, Inc.	51,425
1,574	FelCor Lodging Trust, Inc.	17,487
2,050	First Republic Bank	119,495
1,100	General Growth Properties, Inc.	30,140
1,750	Government Properties Income Trust	36,470
2,100	Green Dot Corporation[k]	33,810
7,970	Hanmi Financial Corporation	169,602
2,530	HCC Insurance Holdings, Inc.	144,109
4,400	Highwoods Properties, Inc.	189,376
3,300	Hospitality Properties Trust	99,264
14,939	Host Hotels & Resorts, Inc.	300,871
35,350	Huntington Bancshares, Inc.	383,901
2,720	Intercontinental Exchange, Inc.	610,722
14,250	Invesco, Ltd.	590,235
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,688,640
20,500	iShares iBoxx $ High Yield Corporate Bond ETF	1,865,295
66,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,976,010
23,100	iShares Intermediate Credit Bond ETF	2,550,240
1,390	iShares Russell 2000 Growth Index Fund	204,400
2,700	iShares Russell 2000 Index Fund	327,132
5,395	J.P. Morgan Chase & Company	341,288
4,450	KeyCorp	64,302
1,723	Lazard, Ltd.	91,371
6,600	Lexington Realty Trust	61,182
2,000	Liberty Property Trust	69,680
550	M&T Bank Corporation	65,818
3,280	MasterCard, Inc.	295,889
3,600	MBIA, Inc.[k]	31,500
12,630	MetLife, Inc.	647,793
2,900	Mid-America Apartment Communities, Inc.	216,369
22,350	Morgan Stanley	833,878
2,250	NASDAQ OMX Group, Inc.	109,418
1,200	Northern Trust Corporation	87,780
2,470	PacWest Bancorp	111,397
2,560	Parkway Properties, Inc.	41,651
2,475	Pebblebrook Hotel Trust	106,276
2,320	Primerica, Inc.	107,230
2,200	Progressive Corporation	58,652
5,400	Ramco-Gershenson Properties Trust	94,392
2,300	Retail Properties of America, Inc.	34,753
1,200	RLJ Lodging Trust	35,604
300	Sovran Self Storage, Inc.	26,202
14,750	SPDR Euro Stoxx 50 ETF	584,395
14,554	SPDR S&P 500 ETF Trust	3,034,800
9,446	Summit Hotel Properties, Inc.	124,404
1,939	Sunstone Hotel Investors, Inc.	30,210
930	SVB Financial Group[k]	123,467
7,950	Synovus Financial Corporation	219,897
3,360	Talmer Bancorp, Inc.	51,677
5,697	Terreno Realty Corporation	121,232
9,660	Visa, Inc.	638,043
2,000	Wells Fargo & Company	110,200
3,900	Western Alliance Bancorp[k]	120,588
4,000	Western Asset Mortgage Capital Corporation	58,440
1,000	Weyerhaeuser Company	31,510
6,550	Zions Bancorporation	185,594

	Total	33,827,329

Health Care (1.7%)
550	Abaxis, Inc.	35,200
16,330	Abbott Laboratories	758,039
850	Acceleron Pharma, Inc.[k]	23,503
3,330	Acorda Therapeutics, Inc.[k]	100,133
2,320	Actavis plc[k]	656,235
5,750	Aetna, Inc.	614,502
8,800	Affymetrix, Inc.[k]	106,744
2,220	Akorn, Inc.[k]	92,441
3,500	Alexion Pharmaceuticals, Inc.[k]	592,305
1,510	Align Technology, Inc.[k]	88,848
3,450	Allscripts Healthcare Solutions, Inc.[k]	45,885
3,800	Amgen, Inc.	600,058
7,521	AMN Healthcare Services, Inc.[k]	171,554
393	Anacor Pharmaceuticals, Inc.[k]	20,707
7,160	Baxter International, Inc.	492,178
29,900	Boston Scientific Corporation[k]	532,818
1,600	Bruker Corporation[k]	30,336
492	C.R. Bard, Inc.	81,957
6,800	Cambrex Corporation[k]	261,732
1,500	Cardinal Health, Inc.	126,510
3,700	Centene Corporation[k]	229,363
7,580	Cerner Corporation[k]	544,320
300	Edwards Lifesciences Corporation[k]	37,995
800	Endo International plc[k]	67,252
5,491	ExamWorks Group, Inc.[k]	224,856
3,400	Express Scripts Holding Company[k]	293,760
8,160	Gilead Sciences, Inc.[k]	820,162
550	Greatbatch, Inc.[k]	29,656
5,550	HCA Holdings, Inc.[k]	410,756
2,500	Hologic, Inc.[k]	84,350
500	Illumina, Inc.[k]	92,125
1,488	Johnson & Johnson	147,610
300	Medivation, Inc.[k]	36,222
4,875	Medtronic, Inc.	362,944
15,340	Merck & Company, Inc.	913,650
1,320	Neurocrine Biosciences, Inc.[k]	44,999
3,783	NuVasive, Inc.[k]	169,214
26,100	Pfizer, Inc.	885,573
1,250	PharMerica Corporation[k]	35,825
700	Providence Service Corporation[k]	29,764
4,100	Quest Diagnostics, Inc.	292,822
750	Quintiles Transnational Holdings, Inc.[k]	49,410
3,950	Spectrum Pharmaceuticals, Inc.[k]	22,318

The accompanying Notes to Financial Statements are an integral part of this schedule.

57

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (14.0%)	Value
Health Care (1.7%) - continued
2,220	Teleflex, Inc.	$272,971
300	Thermo Fisher Scientific, Inc.	37,704
8,540	UnitedHealth Group, Inc.	951,356
750	Universal Health Services, Inc.	87,712
4,734	Vertex Pharmaceuticals, Inc.[k]	583,608
550	Waters Corporation[k]	68,854

	Total	13,258,836

Industrials (1.1%)
1,000	AAR Corporation	30,240
2,900	ADT Corporation	109,040
4,400	Allison Transmission Holdings, Inc.	134,992
1,200	Argan, Inc.	38,772
1,800	Boeing Company	258,012
1,522	Briggs & Stratton Corporation	29,755
1,650	Caterpillar, Inc.	143,352
3,200	CLARCOR, Inc.	208,000
4,000	Con-way, Inc.	164,400
15,100	CSX Corporation	544,959
2,120	Curtiss-Wright Corporation	154,887
22,220	Delta Air Lines, Inc.	991,901
4,931	EMCOR Group, Inc.	220,071
1,690	Esterline Technologies Corporation[k]	188,080
5,900	Expeditors International of Washington, Inc.	270,397
3,450	Federal Signal Corporation	54,234
3,500	Flowserve Corporation	204,855
3,700	Fluor Corporation	222,518
3,641	Granite Construction, Inc.	126,379
3,399	HNI Corporation	158,529
4,339	Honeywell International, Inc.	437,892
850	Huntington Ingalls Industries, Inc.	111,852
2,540	Huron Consulting Group, Inc.[k]	153,975
15,200	Ingersoll-Rand plc	1,000,768
3,803	Interface, Inc.	82,639
5,300	Jacobs Engineering Group, Inc.[k]	227,158
4,350	KAR Auction Services, Inc.	161,864
6,950	Korn/Ferry International	219,134
170	Landstar System, Inc.	10,593
600	Manpower, Inc.	51,198
2,050	Meritor, Inc.[k]	26,896
1,950	Mistras Group, Inc.[k]	35,022
3,600	Nielsen NV	161,784
500	Old Dominion Freight Line, Inc.[k]	35,565
2,254	Oshkosh Corporation	121,355
627	Parker Hannifin Corporation	74,839
8,570	Pentair, Ltd.	532,625
6,530	Progressive Waste Solutions, Ltd.	188,782
460	Proto Labs, Inc.[k]	32,200
4,470	Ritchie Brothers Auctioneers, Inc.	113,046
3,150	Southwest Airlines Company	127,764
800	Spirit Aerosystems Holdings, Inc.[k]	40,712
2,001	Tennant Company	128,644
6,010	Union Pacific Corporation	638,442
550	WABCO Holdings, Inc.[k]	68,448

	Total	9,036,570

Information Technology (2.2%)
4,830	Alibaba Group Holding, Ltd. ADR[k]	392,631
550	Alliance Data Systems Corporation[k]	163,521
1,350	Amdocs, Ltd.	74,345
11,269	Apple, Inc.	1,410,315
5,732	Applied Materials, Inc.	113,436
1,040	Arista Networks, Inc.[k]	66,570
5,030	ARM Holdings plc ADR	256,480
2,400	Aspen Technology, Inc.[k]	106,536
26,190	Atmel Corporation	198,520
1,550	AVG Technologies NVk	37,076
2,650	Booz Allen Hamilton Holding Corporation	72,875
8,350	Broadcom Corporation	369,112
3,890	Broadridge Financial Solutions, Inc.	209,749
14,400	Brocade Communications Systems, Inc.	162,720
2,650	CDW Corporation	101,548
1,450	Cirrus Logic, Inc.[k]	48,981
53,720	Cisco Systems, Inc.	1,548,748
2,050	Citrix Systems, Inc.[k]	137,678
700	Computer Sciences Corporation	45,115
1,300	Comtech Telecommunications Corporation	37,570
21,500	Corning, Inc.	449,995
1,900	DST Systems, Inc.	218,652
5,325	eBay, Inc.[k]	310,235
3,500	Electronic Arts, Inc.[k]	203,315
39,830	EMC Corporation	1,071,825
1,060	Envestnet, Inc.[k]	54,336
9,450	Facebook, Inc.[k]	744,377
2,005	FARO Technologies, Inc.[k]	79,859
1,410	FEI Company	106,399
897	Google, Inc., Class Ak	492,247
904	Google, Inc., Class Ck	485,755
2,510	Guidewire Software, Inc.[k]	125,375
2,200	IAC/InterActiveCorporation	153,604
2,554	Juniper Networks, Inc.	67,502
1,860	LinkedIn Corporation[k]	468,962
8,700	Marvell Technology Group, Ltd.	121,887
2,200	Maxim Integrated Products, Inc.	72,226
3,080	Microsemi Corporation[k]	102,749
10,710	Microsoft Corporation	520,934
4,940	National Instruments Corporation	141,284
6,600	NetApp, Inc.	239,250
1,607	Newport Corporation[k]	30,645
21,602	NVIDIA Corporation	479,456
13,150	Oracle Corporation	573,603
1,964	Plantronics, Inc.	104,622
2,250	Polycom, Inc.[k]	29,363
1,650	Progress Software Corporation[k]	43,560
5,000	QUALCOMM, Inc.	340,000
900	Rackspace Hosting, Inc.[k]	48,510
1,350	Red Hat, Inc.[k]	101,601
8,800	Salesforce.com, Inc.[k]	640,816
1,550	Samsung Electronics Company, Ltd. GDR	1,016,471
2,447	Sonus Networks, Inc.[k]	19,380
3,650	Symantec Corporation	90,976
8,300	Teradata Corporation[k]	365,117
3,481	Teradyne, Inc.	63,528
8,540	Texas Instruments, Inc.	462,953
2,084	Textura Corporation[k]	54,538
1,900	Total System Services, Inc.	75,164
3,100	Vantiv, Inc.[k]	121,210
3,340	Veeco Instruments, Inc.[k]	98,563
5,496	Virtusa Corporation[k]	218,741
1,100	WebMD Health Corporation[k]	48,565
1,800	Western Digital Corporation	175,932
25,800	Xerox Corporation	296,700
5,800	Xilinx, Inc.	251,488

	Total	17,535,796

The accompanying Notes to Financial Statements are an integral part of this schedule.

58

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (14.0%)	Value
Materials (0.4%)
600	Agnico Eagle Mines, Ltd.	$18,180
3,450	Alcoa, Inc.	46,299
350	Avery Dennison Corporation	19,456
550	Ball Corporation	40,375
3,450	Barrick Gold Corporation	44,919
4,000	Berry Plastics Group, Inc.[k]	136,880
3,830	Celanese Corporation	254,159
3,100	Chemtura Corporation[k]	93,403
350	Compass Minerals International, Inc.	30,916
1,800	Crown Holdings, Inc.[k]	97,668
5,670	Dow Chemical Company	289,170
1,130	Eagle Materials, Inc.	94,231
1,900	Eastman Chemical Company	144,818
1,950	Eldorado Gold Corporation	9,672
2,750	Ferro Corporation[k]	37,097
450	Franco-Nevada Corporation	23,324
3,450	Freeport-McMoRan, Inc.	80,281
2,350	Goldcorp, Inc.	44,251
6,970	Horsehead Holding Corporation[k]	104,202
700	Innophos Holdings, Inc.	36,988
1,750	International Paper Company	94,010
3,200	Kinross Gold Corporation[k]	7,776
350	LyondellBasell Industries NV	36,232
200	Martin Marietta Materials, Inc.	28,530
4,050	Materials Select Sector SPDR Fund	204,201
550	MeadWestvaco Corporation	26,840
1,400	Newmont Mining Corporation	37,086
5,460	Nucor Corporation	266,776
2,650	Owens-Illinois, Inc.[k]	63,361
350	Packaging Corporation of America	24,216
3,500	Rock-Tenn Company	220,430
200	Royal Gold, Inc.	12,906
700	Sealed Air Corporation	31,920
550	Silgan Holdings, Inc.	29,629
1,150	Silver Wheaton Corporation	22,701
650	Sonoco Products Company	29,048
1,250	Southern Copper Corporation	40,725
4,115	Steel Dynamics, Inc.	91,065
2,000	Teck Resources, Ltd.	30,360
400	Vulcan Materials Company	34,208
2,600	Yamana Gold, Inc.	9,932

	Total	2,988,241

Telecommunications Services (0.1%)
9,463	Verizon Communications, Inc.	477,314
7,850	Vonage Holdings Corporation[k]	36,345

	Total	513,659

Utilities (0.4%)
1,100	Atmos Energy Corporation	59,400
1,810	Dynegy, Inc.[k]	60,219
2,800	Edison International, Inc.	170,632
2,000	Entergy Corporation	154,360
9,100	FirstEnergy Corporation	326,781
600	iShares North American Natural Resources ETF	24,228
1,020	Laclede Group, Inc.	52,969
4,920	NiSource, Inc.	213,626
3,380	NorthWestern Corporation	176,064
4,000	NRG Energy, Inc.	100,960
1,100	OGE Energy Corporation	35,948
12,380	PG&E Corporation	655,150
1,440	Portland General Electric Company	50,630
1,600	Public Service Enterprise Group, Inc.	66,464
6,250	Southern Company	276,875
1,700	Westar Energy, Inc.	64,005
6,000	Wisconsin Energy Corporation	294,720

	Total	2,783,031

	Total Common Stock (cost $91,377,409)	109,669,745

Shares	Collateral Held for Securities Loaned (0.1%)	Value
467,204	Thrivent Cash Management Trust	467,204

	Total Collateral Held for Securities Loaned (cost $467,204)	467,204

Shares or Principal Amount	Short-Term Investments (15.5%)[l]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.065%, 7/6/2011[m]	1,999,762
12,000,000	0.078%, 7/22/2011	11,997,868
16,000,000	0.060%, 5/13/2015	15,999,682
32,000,000	0.057%, 5/15/2015	31,999,292
7,000,000	0.073%, 5/20/2015	6,999,731
4,000,000	0.055%, 5/22/2015	3,999,872
14,000,000	0.060%, 5/26/2015	13,999,417
12,000,000	0.050%, 5/29/2015	11,999,533
1,000,000	0.060%, 6/1/2015	999,948
3,000,000	0.063%, 6/3/2015	2,999,826
6,000,000	0.065%, 6/12/2015[m]	5,999,545
1,000,000	0.065%, 6/17/2015	999,915
1,000,000	0.075%, 7/17/2015	999,840
	Federal Home Loan Mortgage Corporation Discount Notes
400,000	0.060%, 5/11/2015[m]	399,993
100,000	0.075%, 6/11/2015[m]	99,991
2,000,000	0.060%, 6/17/2015	1,999,843
	Federal National Mortgage Association Discount Notes
1,000,000	0.042%, 5/13/2015	999,986
5,000,000	0.120%, 8/12/2015[m]	4,998,283
	U.S. Treasury Bills
100,000	0.055%, 5/7/2015	99,999
1,500,000	0.017%, 6/18/2015	1,499,967

	Total Short-Term Investments (at amortized cost)	121,092,293

	Total Investments (cost $780,252,542) 109.7%	$857,865,899

	Other Assets and Liabilities, Net (9.7%)	(75,660,720)

	Total Net Assets 100.0%	$782,205,179

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $20,527,496 or 2.6% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

59

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.
g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At April 30, 2015, $5,999,305 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$169,915
Apidos CLO XVIII, 7/22/2026	6/25/2014	174,563
Babson CLO, Ltd., 10/17/2026	8/15/2014	169,915
Betony CLO, Ltd., 4/15/2027	2/25/2015	150,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	170,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	169,828
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	175,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	175,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	170,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	175,000
CoBank ACB, 6/15/2022	10/18/2013	76,147
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	170,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	240,962
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	174,825
JBS Finance II, Ltd., 1/29/2018	8/11/2014	321,800
Limerock CLO III, LLC, 10/20/2026	10/16/2014	500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	189,772
Magnetite XII, Ltd., 4/15/2027	2/6/2015	525,000
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	525,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	170,000
OHA Loan Funding 2014-1, Ltd., 10/20/2026	11/6/2014	498,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	169,031
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	400,000
Shackleton 2015-VII CLO, Ltd., 4/15/2027	3/27/2015	525,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	496,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	168,305
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	169,745

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

60

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (16.8%)[a]	Value
Basic Materials (1.2%)
	Alpha Natural Resources, Inc., Term Loan
$399,899	3.500%, 5/22/2020	$271,184
	Crown Americas, LLC, Term Loan
478,800	5.500%, 10/22/2021	478,680
	Fortescue Metals Group, Ltd., Term Loan
891,859	3.750%, 6/30/2019	804,216
	Ineos Group Holdings, Ltd., Term Loan
562,134	3.750%, 5/4/2018	562,910
	NewPage Corporation, Term Loan
881,363	9.500%, 2/11/2021	801,670
	Tronox Pigments BV, Term Loan
667,077	4.250%, 3/19/2020	668,464

	Total	3,587,124

Capital Goods (1.0%)
	ADS Waste Holdings, Inc., Term Loan
520,793	3.750%, 10/9/2019	519,231
	Berry Plastics Group, Inc., Term Loan
495,981	3.500%, 2/8/2020	495,887
	Rexnord, LLC, Term Loan
502,350	4.000%, 8/21/2020	503,887
	Silver II Borrower, Term Loan
459,987	4.000%, 12/13/2019	448,372
	STHI Holding Corporation, Term Loan
945,250	4.500%, 8/6/2021	943,671

	Total	2,911,048

Communications Services (5.6%)
	Altice Financing SA, Term Loan
575,000	5.250%, 2/4/2022	581,469
	Atlantic Broadband Penn, LLC, Term Loan
567,276	3.250%, 11/30/2019	565,506
	Birch Communication Inc., Term Loan
670,354	7.750%, 7/17/2020	665,326
	Cengage Learning Acquisitions, Term Loan
569,250	7.000%, 3/31/2020	572,273
	Charter Communications Operating, LLC, Term Loan
491,250	3.000%, 1/3/2021	489,816
	Cincinnati Bell, Inc., Term Loan
418,625	4.000%, 9/10/2020	419,496
	Clear Channel Communications, Inc., Term Loan
14,411	7.684%, 7/30/2019	13,961
	Cumulus Media Holdings, Inc., Term Loan
451,833	4.250%, 12/23/2020	446,185
	Fairpoint Communications, Term Loan
501,053	7.500%, 2/14/2019	509,821
	Grande Communications Networks, LLC, Term Loan
564,945	4.500%, 5/29/2020	559,296
	Gray Television, Inc., Term Loan
333,863	3.750%, 6/13/2021	334,594
	Hargray Communications Group, Inc., Term Loan
597,323	5.250%, 6/26/2019	600,495
	iHeartCommunications, Inc., Term Loan
519,808	6.934%, 1/30/2019	497,067
	IMG Worldwide, Inc., Term Loan
545,875	5.250%, 5/6/2021	546,557
	Integra Telecom Holdings, Inc., Term Loan
535,279	5.250%, 2/22/2019	537,019
	Intelsat Jackson Holdings SA, Term Loan
502,409	3.750%, 6/30/2019	501,781
	Level 3 Communications, Inc., Term Loan
490,000	4.000%, 8/1/2019	490,916
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
270,000	0.000%, 1/7/2022[b,c]	271,012
335,000	4.500%, 1/7/2022	335,837
	LTS Buyer, LLC, Term Loan
540,375	4.000%, 4/13/2020	539,700
	MCC Georgia, LLC, Term Loan
377,150	3.750%, 6/30/2021	377,267
	McGraw-Hill Global Education, LLC, Term Loan
498,421	5.750%, 3/22/2019	500,291
	NEP/NCP Holdco, Inc., Term Loan
497,127	4.250%, 1/22/2020	492,986
	NTelos, Inc., Term Loan
294,710	5.750%, 11/9/2019	254,924
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
521,654	5.500%, 7/31/2018	520,350
	SBA Senior Finance II, LLC, Term Loan
570,688	3.250%, 3/24/2021	570,214
	TNS, Inc., Term Loan
504,297	5.000%, 2/14/2020	504,085
	Univision Communications, Inc., Term Loan
535,229	4.000%, 3/1/2020	535,523
	Virgin Media Investment Holdings, Ltd., Term Loan
457,323	3.500%, 6/7/2020	457,524
	WideOpenWest Finance, LLC, Term Loan
545,104	4.750%, 4/1/2019	547,573
	WMG Acquisition Corporation, Term Loan
458,025	3.750%, 7/1/2020	455,089
	XO Communications, LLC, Term Loan
445,500	4.250%, 3/20/2021	445,945
	Yankee Cable Acquisition, LLC, Term Loan
530,188	4.250%, 3/1/2020	531,975
	Zayo Group, LLC, Term Loan
589,420	4.000%, 7/2/2019	589,420

	Total	16,261,293

The accompanying Notes to Financial Statements are an integral part of this schedule.

61

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (16.8%)[a]	Value
Consumer Cyclical (2.8%)
	Amaya Gaming Group, Inc., Term Loan
$1,054,700	5.000%, 8/1/2021	$1,055,364
	Burlington Coat Factory Warehouse Corporation, Term Loan
455,514	4.250%, 8/13/2021	457,545
	Ceridian HCM Holding, Inc., Term Loan
246,387	4.500%, 9/15/2020	245,155
	Chrysler Group, LLC, Term Loan
63,677	3.500%, 5/24/2017	63,740
	Golden Nugget, Inc., Delayed Draw
70,380	5.500%, 11/21/2019	70,908
	Golden Nugget, Inc., Term Loan
164,220	5.500%, 11/21/2019	165,452
	Hilton Worldwide Finance, LLC, Term Loan
716,667	3.500%, 10/26/2020	719,089
	J.C. Penney Corporation, Inc., Term Loan
545,287	6.000%, 5/22/2018	544,944
	Marina District Finance Company, Inc., Term Loan
378,711	6.500%, 8/15/2018	381,346
	MGM Resorts International, Term Loan
442,085	3.500%, 12/20/2019	441,900
	Michaels Stores, Inc., Term Loan
585,575	4.000%, 1/28/2020	588,421
	Mohegan Tribal Gaming Authority, Term Loan
823,116	5.500%, 11/19/2019	819,149
	Pinnacle Entertainment, Inc., Term Loan
484,252	3.750%, 8/13/2020	485,865
	ROC Finance, LLC, Term Loan
556,525	5.000%, 6/20/2019	550,498
	Scientific Games International, Inc., Term Loan
548,062	6.000%, 10/18/2020	553,390
	Seminole Hard Rock Entertainment, Inc., Term Loan
605,081	3.500%, 5/14/2020	603,568
	Seminole Indian Tribe of Florida, Term Loan
420,216	3.000%, 4/29/2020	420,111

	Total	8,166,445

Consumer Non-Cyclical (1.9%)
	Albertsons, Inc., Term Loan
764,584	5.375%, 3/21/2019	770,525
	Biomet, Inc., Term Loan
371,855	3.681%, 7/25/2017	371,818
	Catalina Marketing Corporation, Term Loan
555,800	4.500%, 4/9/2021	504,250
	CHS/Community Health Systems, Inc., Term Loan
135,049	3.434%, 12/31/2018	135,758
359,042	4.250%, 1/27/2021	361,171
	HCA, Inc., Term Loan
433,400	2.934%, 3/31/2017	434,042
	JBS USA, LLC, Term Loan
439,511	3.750%, 5/25/2018	440,609
	Libbey Glass, Inc., Term Loan
277,900	3.750%, 4/9/2021	278,247
	Ortho-Clinical Diagnostics, Inc., Term Loan
689,264	4.750%, 6/30/2021	686,852
	Roundy’s Supermarkets, Inc., Term Loan
522,495	5.750%, 3/3/2021	503,836
	Supervalu, Inc., Term Loan
539,834	4.500%, 3/21/2019	541,567
	Visant Corporation, Term Loan
539,188	7.000%, 9/23/2021	541,690

	Total	5,570,365

Energy (1.3%)
	Arch Coal, Inc., Term Loan
491,179	6.250%, 5/16/2018	365,172
	Energy Solutions, LLC, Term Loan
633,054	6.750%, 5/29/2020	634,440
	Exgen Renewables I, LLC, Term Loan
339,134	5.250%, 2/6/2021	342,526
	McJunkin Red Man Corporation, Term Loan
561,450	5.000%, 11/8/2019	553,556
	MEG Energy Corporation, Term Loan
561,051	0.000%, 3/31/2020[b,c]	553,510
	Offshore Group Investment, Ltd., Term Loan
708,646	5.750%, 3/28/2019	458,848
	Pacific Drilling SA, Term Loan
535,462	4.500%, 6/3/2018	470,918
	Targa Resources Partners, LP, Term Loan
379,884	5.750%, 2/27/2022	384,632

	Total	3,763,602

Financials (1.1%)
	DJO Finance, LLC, Term Loan
432,317	4.250%, 9/15/2017	432,048
215,000	0.000%, 6/16/2020[b,c]	216,290
	Harland Clarke Holdings Corporation, Term Loan
521,156	7.000%, 5/22/2018	523,574
	MPH Acquisition Holdings, LLC, Term Loan
1,034,346	3.750%, 3/31/2021	1,033,477
	TransUnion, LLC, Term Loan
544,500	4.000%, 4/9/2021	546,711
	WaveDivision Holdings, LLC, Term Loan
554,743	4.000%, 10/15/2019	554,272

	Total	3,306,372

Technology (0.9%)
	Avago Technologies, Ltd., Term Loan
604,462	3.750%, 5/6/2021	606,982
	BMC Software, Inc., Term Loan
428,750	5.000%, 9/10/2020	421,568

The accompanying Notes to Financial Statements are an integral part of this schedule.

62

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (16.8%)[a]	Value
Technology (0.9%) - continued
	First Data Corporation, Term Loan
$595,000	3.682%, 3/23/2018	$596,119
	Freescale Semiconductor, Inc., Term Loan
564,806	4.250%, 2/28/2020	566,925
	Infor US, Inc., Term Loan
485,417	3.750%, 6/3/2020	484,324
	SunGard Data Systems, Inc., Term Loan
26,151	4.000%, 3/8/2020	26,336

	Total	2,702,254

Transportation (0.6%)
	American Airlines, Inc., Term Loan
928,462	3.750%, 6/27/2019	931,749
	Delta Air Lines, Inc., Term Loan
554,242	3.250%, 4/20/2017	554,037
	OSG Bulk Ships, Inc., Term Loan
327,525	5.250%, 8/5/2019	328,344

	Total	1,814,130

Utilities (0.4%)
	Calpine Corporation, Term Loan
495,634	4.000%, 4/1/2018	498,227
	Intergen NV, Term Loan
535,463	5.500%, 6/15/2020	510,697

	Total	1,008,924

	Total Bank Loans (cost $49,817,940)	49,091,557

Shares	Common Stock (52.6%)	Value
Consumer Discretionary (6.8%)
4,600	Aisin Seiki Company, Ltd.[d]	210,349
3,880	Amazon.com, Inc.[d]	1,636,506
2,190	AutoZone, Inc.[d]	1,473,125
1,100	Bayerische Motoren Werke AG	100,517
5,100	Berkeley Group Holdings plc	196,362
12,840	Best Buy Company, Inc.	444,906
8,110	BorgWarner, Inc.	480,112
1,300	Brembo SPA	52,004
1,500	Bridgestone Corporation	62,826
8,740	CBS Corporation	543,016
8,720	Cedar Fair, LP	492,070
2,100	Chiyoda Company, Ltd.	44,887
37,308	Comcast Corporation	2,154,910
27,500	EDION Corporation	200,719
5,800	Electrolux AB	173,667
129,900	Enterprise Inns plc[d]	232,217
14,340	Ford Motor Company	226,572
4,900	General Motors Company	171,794
16,000	Gunze, Ltd.	43,020
13,800	Hakuhodo Dy Holdings, Inc.	147,683
4,150	Harman International Industries, Inc.	541,077
8,500	Haseko Corporation	83,931
7,800	Heiwa Corporation	162,626
14,300	Honda Motor Company, Ltd.	479,413
500	Hugo Boss AG	61,525
7,500	Informa plc	63,874
17,000	Isuzu Motors, Ltd.	225,315
10,970	Jarden Corporation[d]	561,445
8,600	JM AB	255,867
20,280	Kohl’s Corporation	1,453,062
61,841	Kongsberg Automotive ASA[d]	51,447
16,450	Las Vegas Sands Corporation	869,876
11,000	Luk Fook Holdings International, Ltd.	34,394
5,140	Marriott International, Inc.	411,457
18,630	MDC Partners, Inc.	390,112
10,600	NOK Corporation	333,109
12,900	Persimmon plc	334,938
4,200	SHOWA Corporation	44,372
6,300	Slater & Gordon, Ltd.	31,547
35,400	Starbucks Corporation	1,755,132
14,500	Sumitomo Forestry Company, Ltd.	168,072
3,300	Sumitomo Rubber Industries, Ltd.	61,186
1,500	Suzuki Motor Corporation	48,483
12,280	Target Corporation	968,032
11,620	Toll Brothers, Inc.[d]	412,975
18,330	Tuesday Morning Corporation[d]	289,981
15,300	UBM plc	132,078
1,100	Valora Holding AG	246,866
4,000	Wacoal Holdings Corporation	44,454
8,100	WH Smith plc	177,714
2,300	WPP plc	53,639

	Total	19,835,261

Consumer Staples (2.3%)
2,400	AarhusKarlshamn AB	151,838
13,599	Anheuser-Busch InBev NV ADR	1,632,424
1,989	Bakkafrost PF	46,710
7,100	Britvic plc	78,849
500	Casino Guichard Perrachon SA	44,214
1,100	Cranswick plc	24,044
400	Henkel AG & Company KGaA	40,518
11,000	J Sainsbury plc	45,739
1,100	KOSE Corporation	71,734
1,317	Leroy Seafood Group ASA	43,694
18,150	Philip Morris International, Inc.	1,514,981
2,500	Reckitt Benckiser Group plc	222,510
79,130	Rite Aid Corporation[d]	610,092
300	Royal Unibrew AS	57,431
10,289	SalMar ASA	167,046
7,000	Suedzucker AG	105,505
10,300	Swedish Match AB	317,076
13,300	Tate & Lyle plc	121,778
18,730	Wal-Mart Stores, Inc.	1,461,876

	Total	6,758,059

Energy (3.3%)
6,156	BW LPG, Ltd.	54,441
60,076	BW Offshore, Ltd.	44,757
20,300	Cameron International Corporation[d]	1,112,846
45,870	Cobalt International Energy, Inc.[d]	490,809
3,810	Concho Resources, Inc.[d]	482,575
14,000	EOG Resources, Inc.	1,385,300
12,750	EQT Corporation	1,146,735
18,400	ERG SPA	265,074
8,000	Hunting plc	71,899
15,000	Premier Oil plc[d]	40,128
4,500	Royal Dutch Shell plc	142,682
20,800	Royal Dutch Shell plc, Class B	665,925
34,100	Santos, Ltd.	222,071
17,700	Showa Shell Sekiyu KK	170,739
5,878	Statoil ASA	124,616
4,100	Total SA	222,015
18,250	Total SA ADR	987,325
98,080	Weatherford International, Ltd.[d]	1,427,064

The accompanying Notes to Financial Statements are an integral part of this schedule.

63

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (52.6%)	Value
Energy (3.3%) - continued
15,700	Woodside Petroleum, Ltd.	$432,963
13,500	WorleyParsons, Ltd.	121,294

	Total	9,611,258

Financials (19.5%)
70,773	Aberdeen Asia-Pacific Income Fund, Inc.	392,790
300	Acadia Realty Trust	9,270
2,480	Affiliated Managers Group, Inc.[d]	560,802
500	Agree Realty Corporation	15,390
9,860	Alexandria Real Estate Equities, Inc.	910,867
8,600	Allianz SE	1,463,848
12,700	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	206,248
44,000	Amlin plc	308,350
5,400	Apartment Investment & Management Company	203,742
48,200	Apollo Investment Corporation	385,600
22,200	Ares Capital Corporation	377,844
1,400	Ashford Hospitality Trust, Inc.	12,684
25,110	Assured Guaranty, Ltd.	652,609
3,500	AvalonBay Communities, Inc.	575,190
20,600	Bank Hapoalim, Ltd.	103,040
19,500	Bank of Queensland, Ltd.	200,245
40,000	Bank of Yokohama, Ltd.	253,863
6,800	Bendigo and Adelaide Bank, Ltd.	64,730
27,900	BinckBank NV	279,636
5,400	BioMed Realty Trust, Inc.	112,050
14,100	BlackRock Resources & Commodities Strategy Trust	139,590
22,440	Blackstone Group, LP	919,142
1,100	Bolsas y Mercados Espanoles SA	49,211
6,350	Boston Properties, Inc.	840,168
25,351	Brixmor Property Group, Inc.	594,481
9,500	Camden Property Trust	713,260
32,800	Capitacommercial Trust[d]	41,938
16,350	Capital One Financial Corporation	1,321,897
10,400	Capital Shopping Centres Group plc	54,558
35,170	Charles Schwab Corporation	1,072,685
200	Chatham Lodging Trust	5,528
1,025	Chesapeake Lodging Trust	32,544
10,000	Chiba Bank, Ltd.	82,184
35,980	Citigroup, Inc.	1,918,454
10,100	CNP Assurances	181,532
13,600	Cohen & Steers REIT and Preferred Income Fund, Inc.	257,448
3,500	Commonwealth Bank of Australia	244,990
400	Coresite Realty Corporation	19,232
964	Cousins Properties, Inc.	9,389
6,400	CubeSmart	147,648
350	CyrusOne, Inc.	11,368
3,300	Daito Trust Construction Company, Ltd.	384,287
18	Daiwa House Residential Investment Corporation	39,197
13,000	Daiwa Securities Group, Inc.	107,846
29,210	DDR Corporation	498,030
2,000	Delta Lloyd NV	37,874
20,700	DEXUS Property Group[d]	120,279
1,500	Digital Realty Trust, Inc.	95,115
42,400	Direct Line Insurance Group plc	206,998
10,222	DnB ASA	181,596
20,150	Doubleline Income Solutions Fund	413,075
22,800	Duke Realty Corporation	451,668
700	DuPont Fabros Technology, Inc.	21,805
10,550	E*TRADE Financial Corporation[d]	303,734
9,250	Encore Capital Group, Inc.[d,e]	374,070
2,100	EPR Properties	121,107
2,700	Equity Lifestyle Properties, Inc.	142,614
10,050	Equity Residential	742,293
1,500	Essex Property Trust, Inc.	332,925
900	Eurocommercial Properties NV	41,125
200	FelCor Lodging Trust, Inc.	2,222
42,000	First Pacific Company, Ltd.	40,751
11,232	First Trust High Income Long/Short Fund	185,890
24,400	FlexiGroup, Ltd.	65,506
29,100	Frasers Centrepoint Trust	45,439
61,000	Fukuoka Financial Group, Inc.	350,460
14,914	General Growth Properties, Inc.	408,644
1,400	Geo Group, Inc.	54,600
6,250	Guggenheim Multi-Asset Income ETF	141,312
4,000	Hamborner REIT AG	46,728
4,000	Hannover Rueckversicherung SE	406,603
7,300	HCP, Inc.	294,117
6,423	Health Care REIT, Inc.	462,584
8,700	Healthcare Trust of America, Inc.	225,243
14,000	Henderson Land Development Company, Ltd.	112,240
5,000	Highwoods Properties, Inc.	215,200
2,700	Hospitality Properties Trust	81,216
28,700	Host Hotels & Resorts, Inc.	578,018
192,200	HSBC Holdings plc	1,919,971
250	Hudson Pacific Properties, Inc.	7,540
8,900	Hufvudstaden AB	123,030
76,000	Hysan Development Company, Ltd.	351,170
2,300	IG Group Holdings plc	25,933
41,300	Intermediate Capital Group plc	333,564
33,200	Invesco, Ltd.	1,375,144
47,000	Investec plc	448,795
2,900	Iron Mountain, Inc.	100,021
29,200	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	339,304
34,340	iShares J.P. Morgan USD Emerging Markets Bond ETF[e]	3,884,541
2,500	iShares MSCI EAFE Index Fund	166,275
12	Japan Prime Realty Investment Corporation	43,055
900	Julius Baer Group, Ltd.	47,107
102,450	KeyCorp	1,480,402
1,600	Kilroy Realty Corporation	113,584
20,300	Kimco Realty Corporation	489,230
2,100	LaSalle Hotel Properties	77,049
51,000	Link REIT	316,352
3,150	Macerich Company	257,544
20,600	Man Group plc	60,739
12,500	MasterCard, Inc.	1,127,625
3,500	Medical Properties Trust, Inc.	48,930
23,600	MetLife, Inc.	1,210,444
66,849	MFS Intermediate Income Trust	324,886
2,100	Mid-America Apartment Communities, Inc.	156,681
2,700	Muenchener Rueckversicherungs- Gesellschaft AG	527,034
2,200	National Australia Bank, Ltd.	63,702
2,100	National Health Investors, Inc.	140,112
5,400	National Retail Properties, Inc.	207,360
359,000	New World Development Company, Ltd.	476,164
7	Nomura Real Estate Residential Fund, Inc.	39,590

The accompanying Notes to Financial Statements are an integral part of this schedule.

64

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (52.6%)	Value
Financials (19.5%) - continued
5,200	NorthStar Realty Finance Corporation	$97,552
40,817	Nuveen Quality Preferred Income Fund II	377,557
21,500	Old Mutual plc	77,123
2,700	Omega Healthcare Investors, Inc.	97,443
1,600	Outfront Media, Inc.	45,952
12,800	PacWest Bancorp	577,280
4,100	Parkway Properties, Inc.	66,707
18,700	Phoenix Group Holdings	241,329
3,500	Physicians Realty Trust	58,100
24,364	PIMCO Dynamic Credit Income Fund	514,811
20,650	Prologis, Inc.	830,130
4,550	Public Storage, Inc.	854,990
2,200	Realty Income Corporation	103,334
1,900	Regency Centers Corporation	119,282
23,800	Resona Holdings, Inc.	126,903
7,800	RLJ Lodging Trust	231,426
2,400	Sampo Oyj	116,290
2,000	SCOR SE	71,984
20,000	SEGRO plc	131,388
400	Senior Housing Property Trust	8,188
7,700	Simon Property Group, Inc.	1,397,473
39,100	Skandinaviska Enskilda Banken AB	494,094
1,500	SL Green Realty Corporation	183,540
18,900	Solar Capital, Ltd.	373,464
1,019	Sovran Self Storage, Inc.	88,999
16,500	Spirit Realty Captial, Inc.	186,285
100	St. Galler Kantonalbank AG	38,132
5,600	Standard Chartered plc	91,684
88,500	Stockland	309,309
270	Store Capital Corporation	5,670
5,300	Strategic Hotels & Resorts, Inc.[d]	62,010
46,000	Sumitomo Mitsui Trust Holdings, Inc.	202,489
4,100	Summit Hotel Properties, Inc.	53,997
16,600	Swedbank AB	385,995
300	Swiss Life Holding AG	71,190
9,300	Swiss Re AG	824,979
14,500	T&D Holdings, Inc.	209,232
1,300	Talanx AG	41,354
4,932	Tanger Factory Outlet Centers, Inc.	165,617
300	Taubman Centers, Inc.	21,603
54,598	Templeton Global Income Fund	399,657
400	Tryg AS	43,438
5,800	UDR, Inc.	190,066
25,500	UNIQA Insurance Group AG	250,492
25,800	United Overseas Bank, Ltd.	476,397
3,825	Urban Edge Properties	86,560
11,205	Vanguard Short-Term Corporate Bond ETF	897,857
1,300	Vastned Retail NV	63,481
6,800	Ventas, Inc.	468,520
6,850	Vornado Realty Trust	708,906
2,500	Wallenstam AB	42,150
24,853	Western Asset Emerging Markets Debt Fund, Inc.	406,347
38,627	Western Asset High Income Opportunity Fund, Inc.	208,200
24,100	Westpac Banking Corporation	692,411
1,400	WP Carey, Inc.	88,872
18,455	Zions Bancorporation	522,922
4,200	Zurich Insurance Group AG	1,296,344

	Total	57,158,839

Health Care (4.8%)
50,380	Abbott Laboratories	2,338,640
1,478	Actavis plc[d]	418,067
7,040	Akorn, Inc.[d]	293,146
6,450	Alexion Pharmaceuticals, Inc.[d]	1,091,534
7,430	Amgen, Inc.	1,173,271
5,200	AstraZeneca plc	356,856
1,200	Fresenius Medical Care AG & Company	100,850
1,000	Gerresheimer AG	56,597
6,050	Gilead Sciences, Inc.[d]	608,085
17,300	GlaxoSmithKline plc	399,570
7,100	Hikma Pharmaceuticals plc	222,031
15,060	Hologic, Inc.[d]	508,124
1,890	ICON plc[d]	121,603
2,550	Illumina, Inc.[d]	469,838
8,470	Johnson & Johnson	840,224
5,000	Kaken Pharmaceutical Company, Ltd.	178,679
8,000	KYORIN Holdings, Inc.	184,014
11,380	Merck & Company, Inc.	677,793
5,200	Novartis AG	530,775
83,010	Pfizer, Inc.	2,816,529
900	Sanofi	91,612
3,620	Waters Corporation[d]	453,188

	Total	13,931,026

Industrials (4.8%)
2,900	Actividades de Construccion y Servicios SA	102,184
11,700	ADT Corporation[e]	439,920
48,400	Air New Zealand, Ltd.	99,464
74,500	ALS, Ltd.	307,721
400	Bucher Industries AG	100,539
12,900	Cardno, Ltd.	35,042
8,700	Carillion plc	43,407
3,100	COMSYS Holdings Corporation	43,188
4,500	CTT-Correios de Portugal SA	50,755
6,000	Dai Nippon Printing Company, Ltd.	61,984
15,790	Delta Air Lines, Inc.	704,866
8,800	Deutsche Post AG	289,769
9,898	EMCOR Group, Inc.	441,748
7,850	FedEx Corporation	1,331,124
13,000	Fenner plc	41,777
7,350	Flowserve Corporation	430,195
1,000	Fraport AG Frankfurt Airport Services Worldwide	63,249
1,900	Go-Ahead Group plc	71,742
3,200	Hamburger Hafen und Logistik AG	70,579
6,300	Hitachi Construction Machinery Company, Ltd.	111,848
8,080	HNI Corporation	376,851
600	Hoshizaki Electric Company, Ltd.	35,299
16,710	Illinois Tool Works, Inc.	1,563,722
2,700	Inaba Denki Sangyo Company, Ltd.	97,624
24,050	Ingersoll-Rand plc	1,583,452
8,402	Intrum Justitia AB	264,597
23,700	ITOCHU Corporation	291,820
1,000	Jardine Matheson Holdings, Ltd.	61,783
2,000	JGC Corporation	41,622
1,100	Kanamoto Company, Ltd.	32,174
12,700	KITZ Corporation	64,408
13,500	Komatsu, Ltd.	271,608
4,400	KONE Oyj	189,295
1,700	Koninklijke Boskalis Westminster NV	88,333
8,300	Leighton Holdings, Ltd.	137,447
5,000	MIRAIT Holdings Corporation	56,504
6,000	Mitsuboshi Belting, Ltd.	48,112

The accompanying Notes to Financial Statements are an integral part of this schedule.

65

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (52.6%)	Value
Industrials (4.8%) - continued
1,200	NCC AB	$39,353
3,700	Nippon Konpo Unyu Soko Company, Ltd.	65,198
4,000	Nisshinbo Holdings, Inc.	41,432
10,500	Nitto Kogyo Corporation	190,076
1,100	Rieter Holding AG	181,195
20,600	Sandvik AB	260,365
9,600	Securitas AB	143,564
6,000	Siemens AG	652,692
3,500	Takasago Thermal Engineering Company, Ltd.	45,395
2,800	Teleperformance SA	210,490
9,000	Toppan Printing Company, Ltd.	75,459
12,270	Union Pacific Corporation	1,303,442
4,110	WABCO Holdings, Inc.[d]	511,489
5,400	Weir Group plc	155,252

	Total	13,921,154

Information Technology (6.3%)
13,970	Alibaba Group Holding, Ltd. ADR[d]	1,135,621
18,763	Apple, Inc.	2,348,189
6,900	Autodesk, Inc.[d]	392,127
15,100	Brother Industries, Ltd.	240,248
22,100	Canon, Inc.	787,969
22,860	Cisco Systems, Inc.	659,054
3,900	Dialog Semiconductor plc[d]	175,847
38,050	EMC Corporation	1,023,926
1,000	Equinix, Inc.	255,930
19,360	Facebook, Inc.[d]	1,524,987
17,800	FUJIFILM Holdings NPV	670,473
2,400	Google, Inc., Class Ad	1,317,048
1,729	Google, Inc., Class Cd	929,061
8,000	Hitachi Kokusai Electric, Inc.	110,806
14,200	Hoya Corporation	547,281
20,040	Juniper Networks, Inc.	529,657
47,500	MaxLinear, Inc.[d]	405,175
4,900	NEC Networks & System Integration Corporation	105,002
10,100	Optimal Payments plc[d]	45,897
1,000	Oracle Corporation Japan	45,651
1,200	Otsuka Corporation	55,271
10,050	Plantronics, Inc.	535,364
15,410	Progress Software Corporation[d]	406,824
17,175	QLIK Technologies, Inc.[d]	597,518
9,780	Salesforce.com, Inc.[d]	712,180
2,648	Samsung Electronics Company, Ltd. GDR	1,736,526
3,790	TE Connectivity, Ltd.	252,225
46,000	Telefonaktiebolaget LM Ericsson	503,092
1,400	Trend Micro, Inc.	47,364
3,010	Ultimate Software Group, Inc.[d]	500,322

	Total	18,596,635

Materials (2.2%)
1,520	Airgas, Inc.	153,946
2,900	APERAM[d]	110,559
7,000	Asahi Kasei Corporation	65,916
1,450	Ashland, Inc.	183,222
16,900	BillerudKorsnas AB	292,541
3,620	Crown Holdings, Inc.[d]	196,421
18,200	Daicel Corporation	219,421
4,460	Domtar Corporation	192,761
100	EMS-CHEMIE Holding AG	41,969
2,900	FMC Corporation	171,999
100	Givaudan SA	187,117
1,900	Holmen AB	62,867
10,000	Kureha Corporation	45,766
45,700	Materials Select Sector SPDR Fund	2,304,194
82,744	Norsk Hydro ASA	391,859
2,100	Novozymes AS	96,887
22,719	Outokumpu Oyj[d]	137,079
6,970	Owens-Illinois, Inc.[d]	166,653
760	PPG Industries, Inc.	168,386
9,640	Steel Dynamics, Inc.	213,333
9,400	Stora Enso Oyj	98,919
17,000	Sumitomo Metal Mining Company, Ltd.	249,172
7,000	Sumitomo Seika Chemicals Company, Ltd.	52,583
12,600	UPM-Kymmene Oyj	227,992
6,200	Vedanta Resources plc	59,549
9,446	Yara International ASA	483,989

	Total	6,575,100

Telecommunications Services (0.9%)
5,100	Belgacom SA	189,949
63,400	Bezeq Israel Telecommunication Corporation, Ltd.	120,082
36,900	BT Group plc	257,361
9,900	Elisa Oyj	303,290
8,900	Freenet AG	288,273
143,000	KCOM Group plc	201,037
34,800	Orange SA	573,203
4,500	TDC AS	34,260
20,500	Tele2 AB	273,424
18,670	Zayo Group Holdings, Inc.[d]	495,689

	Total	2,736,568

Utilities (1.7%)
163,800	A2A SPA	188,695
7,200	E.ON SE	112,090
1,100	Electric Power Development Company, Ltd.	36,926
111,900	Electricidade de Portugal SA	447,422
8,800	Enagas SA	271,020
65,000	Enel SPA	308,097
6,900	Hokuriku Electric Power Company	102,007
23,220	MDU Resources Group, Inc.	517,574
3,000	National Grid plc	40,360
7,870	NorthWestern Corporation	409,948
41,300	Redes Energeticas Nacionais SGPS SAd	129,290
9,000	Severn Trent plc	293,073
28,100	United Utilities Group plc	418,019
41,450	Utilities Select Sector SPDR Fund	1,832,919

	Total	5,107,440

	Total Common Stock (cost $139,144,893)	154,231,340

Principal Amount	Long-Term Fixed Income (26.5%)	Value
Asset-Backed Securities (1.1%)
	Asset Backed Securities Corporation Home Equity Loan Trust
301,764	0.321%, 7/25/2036[f]	270,463
	Bayview Opportunity Master Fund Trust IIB, LP
363,751	3.228%, 7/28/2034*,g	364,676

The accompanying Notes to Financial Statements are an integral part of this schedule.

66

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.5%)	Value
Asset-Backed Securities (1.1%) - continued
	Bayview Opportunity Master Fund Trust IIIB, LP
$200,000	3.623%, 4/28/2030[h,i]	$200,000
	Conseco Financial Corporation
91,069	6.330%, 11/1/2029	93,469
	GMAC Mortgage Corporation Loan Trust
303,491	0.354%, 8/25/2035[f,j]	277,323
299,858	0.354%, 12/25/2036[f,j]	263,413
	IndyMac INDX Mortgage Loan Trust
422,025	0.391%, 4/25/2046[f]	331,628
	J.P. Morgan Mortgage Acquisition Trust
200,000	6.472%, 3/25/2047[g]	155,091
	Popular ABS Mortgage Pass-Through Trust
250,000	5.297%, 11/25/2035[g]	228,401
	Renaissance Home Equity Loan Trust
335,737	5.608%, 5/25/2036[g]	228,022
484,063	5.285%, 1/25/2037[g]	272,792
	U.S. Residential Opportunity Fund III Trust
295,708	3.721%, 1/27/2035*	296,803
	Wachovia Asset Securitization, Inc.
421,043	0.321%, 7/25/2037*,f,j	375,337

	Total	3,357,418

Basic Materials (0.6%)
	Albemarle Corporation
88,000	3.000%, 12/1/2019	88,211
	Anglo American Capital plc
55,000	1.225%, 4/15/2016[f,h]	54,969
	ArcelorMittal
260,000	6.250%, 3/1/2021	271,895
	Dow Chemical Company
66,000	8.550%, 5/15/2019	81,946
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[h]	289,075
	FMG Resources August 2006 Pty., Ltd.
83,445	6.875%, 2/1/2018[e,h]	86,365
	Freeport-McMoRan, Inc.
44,000	2.300%, 11/14/2017	44,196
68,000	2.375%, 3/15/2018	67,815
	Glencore Funding, LLC
60,000	1.336%, 4/16/2018[f,h]	59,965
	Hexion US Finance Corporation
187,750	8.875%, 2/1/2018	167,332
	Ineos Finance plc
204,000	7.500%, 5/1/2020[h]	215,587
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	68,146
	NOVA Chemicals Corporation
281,626	5.250%, 8/1/2023[h]	296,411
	Vale Overseas, Ltd.
68,000	6.250%, 1/23/2017	72,401

	Total	1,864,314

Capital Goods (0.6%)
	Brand Energy & Infrastructure Services, Inc.
140,000	8.500%, 12/1/2021[h]	133,700
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[h]	310,682
	CNH Capital, LLC
187,750	3.625%, 4/15/2018	188,219
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	261,300
	Harsco Corporation
66,000	2.700%, 10/15/2015	66,198
	L-3 Communications Corporation
75,000	1.500%, 5/28/2017	74,278
	Martin Marietta Materials, Inc.
88,000	1.373%, 6/30/2017[f]	87,532
	Nortek, Inc.
187,750	8.500%, 4/15/2021	202,770
	Owens-Brockway Glass Container, Inc.
200,000	5.000%, 1/15/2022[h]	205,250
	Reynolds Group Issuer, Inc.
187,750	9.875%, 8/15/2019	200,071
	Roper Industries, Inc.
60,000	2.050%, 10/1/2018	60,377

	Total	1,790,377

Collateralized Mortgage Obligations (4.2%)
	Alternative Loan Trust
267,529	5.500%, 5/25/2035	269,137
	Banc of America Alternative Loan Trust
639,031	6.000%, 11/25/2035	556,797
	Banc of America Mortgage Securities, Inc.
230,813	2.667%, 9/25/2035	211,367
	Countrywide Alternative Loan Trust
524,632	6.500%, 8/25/2036	427,433
	Countrywide Home Loan Mortgage Pass Through Trust
455,409	2.434%, 11/25/2035	384,779
	Credit Suisse First Boston Mortgage Securities Corporation
399,730	5.250%, 10/25/2035	397,687
	Deutsche Alt-A Securities Mortgage Loan Trust
395,989	0.907%, 4/25/2047[f]	338,101
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
695,134	5.500%, 11/25/2035	656,564
	GMAC Mortgage Corporation Loan Trust
409,837	3.280%, 5/25/2035	391,435
	HarborView Mortgage Loan Trust
199,534	2.589%, 7/19/2035	172,247
275,557	2.650%, 12/19/2035	243,139
	HomeBanc Mortgage Trust
393,042	2.306%, 4/25/2037	292,548
	J.P. Morgan Alternative Loan Trust
294,894	2.524%, 3/25/2036	241,465
723,967	6.500%, 3/25/2036	659,528

The accompanying Notes to Financial Statements are an integral part of this schedule.

67

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.5%)	Value
Collateralized Mortgage Obligations (4.2%) - continued
	J.P. Morgan Mortgage Trust
$616,773	2.654%, 8/25/2035	$612,364
593,685	2.548%, 1/25/2037	544,082
	Lehman Mortgage Trust
60,303	6.000%, 1/25/2036	55,668
	Master Asset Securitization Trust
116,711	0.681%, 6/25/2036[f]	69,076
	MortgageIT Trust
638,638	0.441%, 12/25/2035[f]	582,025
832,184	0.381%, 4/25/2036[f]	626,504
	New York Mortgage Trust
285,499	2.619%, 5/25/2036	257,816
	Residential Accredit Loans, Inc.
437,796	5.750%, 9/25/2035	395,086
	Residential Funding Mortgage Security I Trust
772,744	6.000%, 7/25/2037	701,699
	Structured Adjustable Rate Mortgage Loan Trust
331,929	2.499%, 1/25/2035	276,934
340,773	4.995%, 7/25/2035	294,393
426,628	2.652%, 9/25/2035	362,346
	Structured Asset Mortgage Investments, Inc.
927,760	0.491%, 12/25/2035[f]	695,249
	WaMu Mortgage Pass Through Certificates
329,193	0.877%, 1/25/2047[f]	266,975
	Washington Mutual Mortgage Pass Through Certificates
397,185	0.887%, 2/25/2047[f]	279,119
	Wells Fargo Mortgage Backed Securities Trust
577,278	2.634%, 7/25/2036	563,300
432,013	6.000%, 7/25/2037	436,606

	Total	12,261,469

Commercial Mortgage-Backed Securities (<0.1%)
	Government National Mortgage Association
15,071	3.214%, 1/16/2040	15,109

	Total	15,109

Communications Services (1.9%)
	21st Century Fox America, Inc.
82,000	6.900%, 3/1/2019	96,835
	AMC Networks, Inc.
187,750	7.750%, 7/15/2021	204,648
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	62,726
	AT&T, Inc.
60,000	1.209%, 6/30/2020[c,f]	60,481
	British Sky Broadcasting Group plc
94,000	2.625%, 9/16/2019[h]	95,289
	CC Holdings GS V, LLC
153,000	2.381%, 12/15/2017	154,560
	CCO Holdings, LLC
187,750	7.000%, 1/15/2019	195,025
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	215,000
	Cequel Communications Holdings I, LLC
300,000	6.375%, 9/15/2020[h]	316,125
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[h]	190,531
	Digicel, Ltd.
287,750	6.000%, 4/15/2021[h]	279,322
	DIRECTV Holdings, LLC
66,000	5.875%, 10/1/2019	75,688
	DISH DBS Corporation
220,000	5.000%, 3/15/2023	208,450
	Equinix, Inc.
200,000	5.750%, 1/1/2025	210,500
	Frontier Communications Corporation
310,000	6.875%, 1/15/2025	300,232
	Hughes Satellite Systems Corporation
211,000	6.500%, 6/15/2019	231,572
	Intelsat Jackson Holdings SA
187,750	7.250%, 10/15/2020	193,594
	Level 3 Financing, Inc.
211,000	8.625%, 7/15/2020	228,935
	Numericable-SFR
290,000	6.000%, 5/15/2022[h]	297,069
	SBA Tower Trust
72,000	5.101%, 4/17/2017[h]	74,881
	Sprint Corporation
295,000	7.625%, 2/15/2025	290,103
	Telefonica Emisiones SAU
66,000	3.192%, 4/27/2018	68,615
	T-Mobile USA, Inc.
210,000	6.633%, 4/28/2021	221,550
	Univision Communications, Inc.
200,000	5.125%, 5/15/2023[h]	202,250
	UPCB Finance V, Ltd.
245,000	7.250%, 11/15/2021[h]	266,131
	Verizon Communications, Inc.
187,000	2.625%, 2/21/2020	189,123
88,000	4.500%, 9/15/2020	96,256
	West Corporation
305,000	5.375%, 7/15/2022[h]	293,944
	Wind Acquisition Finance SA
200,000	4.750%, 7/15/2020[h]	200,000

	Total	5,519,435

Consumer Cyclical (1.3%)
	Alibaba Group Holding, Ltd.
88,000	2.500%, 11/28/2019[h]	87,726
	AMC Entertainment, Inc.
190,000	5.875%, 2/15/2022	197,125
	Chrysler Group, LLC
187,750	8.250%, 6/15/2021	207,229
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	206,285
	Daimler Finance North America, LLC
48,000	1.875%, 1/11/2018[h]	48,581
	ERAC USA Finance, LLC
88,000	2.350%, 10/15/2019[h]	88,174

The accompanying Notes to Financial Statements are an integral part of this schedule.

68

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.5%)	Value
Consumer Cyclical (1.3%) - continued
	Ford Motor Credit Company, LLC
$100,000	5.000%, 5/15/2018	$108,852
85,000	2.597%, 11/4/2019	85,845
	General Motors Financial Company, Inc.
187,750	3.250%, 5/15/2018	192,016
138,000	4.375%, 9/25/2021	146,608
	Hilton Worldwide Finance, LLC
260,000	5.625%, 10/15/2021	274,300
	Hyundai Capital America
72,000	1.450%, 2/6/2017[h]	72,039
20,000	2.000%, 3/19/2018[h]	20,140
	Jaguar Land Rover Automotive plc
75,000	4.125%, 12/15/2018[h]	77,156
211,000	5.625%, 2/1/2023[h]	223,660
	KB Home
160,000	4.750%, 5/15/2019	158,800
	L Brands, Inc.
211,000	6.625%, 4/1/2021	241,595
	Lennar Corporation
225,000	4.500%, 11/15/2019	231,750
	Macy’s Retail Holdings, Inc.
60,000	7.450%, 7/15/2017	67,508
	MGM Resorts International
310,000	6.000%, 3/15/2023	321,044
	Royal Caribbean Cruises, Ltd.
287,750	5.250%, 11/15/2022	306,274
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	140,080
	TRW Automotive, Inc.
51,000	7.250%, 3/15/2017[h]	55,845
	United Rentals, Inc.
300,000	5.500%, 7/15/2025	303,915
	Volkswagen Group of America Finance, LLC
88,000	0.701%, 11/20/2017[f,h]	88,020

	Total	3,950,567

Consumer Non-Cyclical (1.3%)
	Actavis Funding SCS
40,000	1.523%, 3/12/2020[f]	40,706
	Amgen, Inc.
60,000	2.125%, 5/1/2020	59,865
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	120,300
	Becton, Dickinson and Company
68,000	1.450%, 5/15/2017	68,165
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	45,948
	CHS/Community Health Systems, Inc.
211,000	7.125%, 7/15/2020	226,297
	Cott Beverages, Inc.
290,000	5.375%, 7/1/2022[h]	278,777
	CVS Health Corporation
66,000	2.250%, 12/5/2018	67,537
	EMD Finance, LLC
35,000	0.619%, 3/17/2017[f,h]	34,987
	Envision Healthcare Corporation
300,000	5.125%, 7/1/2022[h]	309,000
	Forest Laboratories, Inc.
91,000	4.375%, 2/1/2019[h]	97,177
	Fresenius Medical Care US Finance, Inc.
187,750	5.750%, 2/15/2021[h]	205,117
	HCA, Inc.
187,750	4.750%, 5/1/2023	197,137
	Hospira, Inc.
60,000	6.050%, 3/30/2017	65,086
	IMS Health, Inc.
193,000	6.000%, 11/1/2020[h]	200,720
	JBS Finance II, Ltd.
187,750	8.250%, 1/29/2018*	193,666
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,283
	Merck & Company, Inc.
35,000	0.631%, 2/10/2020[f]	35,206
	Mondelez International, Inc.
48,000	2.250%, 2/1/2019	48,501
	PepsiCo, Inc.
60,000	1.850%, 4/30/2020	59,652
	Pernod Ricard SA
62,000	5.750%, 4/7/2021[h]	71,504
	Revlon Consumer Products Corporation
187,750	5.750%, 2/15/2021	187,750
	SABMiller plc
66,000	6.500%, 7/15/2018[h]	75,268
	Safeway, Inc.
15,000	3.400%, 12/1/2016	15,150
	Spectrum Brands Escrow Corporation
211,000	6.375%, 11/15/2020	223,660
	Sysco Corporation
138,000	2.350%, 10/2/2019	140,580
	Tenet Healthcare Corporation
260,000	8.125%, 4/1/2022	283,725
	Tyson Foods, Inc.
44,000	2.650%, 8/15/2019	44,891
	Valeant Pharmaceuticals International
187,750	7.250%, 7/15/2022[h]	200,188
	WM Wrigley Jr. Company
44,000	2.000%, 10/20/2017[h]	44,584

	Total	3,676,427

Energy (1.6%)
	Boardwalk Pipelines, Ltd.
72,000	5.875%, 11/15/2016	74,982
	Buckeye Partners, LP
80,000	2.650%, 11/15/2018	79,909
	CNOOC Nexen Finance
53,000	1.625%, 4/30/2017	53,121
	CNPC General Capital, Ltd.
75,000	2.750%, 4/19/2017[h]	76,491
	Concho Resources, Inc.
252,750	6.500%, 1/15/2022	266,019
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023[h]	209,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

69

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.5%)	Value
Energy (1.6%) - continued
	Enbridge, Inc.
$45,000	0.712%, 6/2/2017[f]	$44,456
	EQT Corporation
68,000	8.125%, 6/1/2019	80,925
	Harvest Operations Corporation
187,750	6.875%, 10/1/2017	173,434
	Hess Corporation
36,000	8.125%, 2/15/2019	43,078
	Kinder Morgan, Inc.
92,000	5.000%, 2/15/2021[h]	99,250
	Linn Energy, LLC
187,750	8.625%, 4/15/2020	170,969
	MarkWest Energy Partners, LP
305,000	4.875%, 12/1/2024	315,492
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[h]	205,725
	Offshore Group Investment, Ltd.
245,000	7.500%, 11/1/2019	161,700
	Pacific Drilling V, Ltd.
200,000	7.250%, 12/1/2017[h]	185,000
	Petrobras Global Finance BV
515,000	6.250%, 3/17/2024	511,704
	Petrobras International Finance Company
385,000	5.750%, 1/20/2020	384,037
	Petroleos Mexicanos
85,000	4.250%, 1/15/2025[h]	85,510
505,000	5.625%, 1/23/2046[h]	506,061
	Regency Energy Partners, LP
260,000	5.000%, 10/1/2022	278,850
	Rosetta Resources, Inc.
230,000	5.875%, 6/1/2022	229,425
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025[h]	311,721
	Southwestern Energy Company
92,000	7.500%, 2/1/2018	103,959
	Suncor Energy, Inc.
48,000	6.100%, 6/1/2018	54,043
	Weatherford International, Ltd.
66,000	6.000%, 3/15/2018	70,084

	Total	4,774,945

Financials (3.1%)
	Abbey National Treasury Services plc
92,000	0.683%, 9/29/2017[f]	91,688
	Air Lease Corporation
92,000	2.125%, 1/15/2018	91,540
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	254,494
	Aviation Capital Group Corporation
44,000	3.875%, 9/27/2016[h]	45,203
	Bank of America Corporation
100,000	5.700%, 5/2/2017	107,478
88,000	1.700%, 8/25/2017	88,361
176,000	1.335%, 3/22/2018[f]	178,200
155,000	5.650%, 5/1/2018	171,412
89,000	8.000%, 12/29/2049[k]	95,119
	Bank of New York Mellon Corporation
40,000	4.500%, 12/31/2049[k]	38,300
	BB&T Corporation
101,000	2.050%, 6/19/2018	102,237
	BBVA International Preferred SA Unipersonal
530,000	5.919%, 12/29/2049[k]	548,020
	Bear Stearns Companies, LLC
103,000	6.400%, 10/2/2017	114,612
	BNP Paribas SA
72,000	2.375%, 9/14/2017	73,558
	BPCE SA
265,000	5.150%, 7/21/2024[h]	278,346
	Caisse Centrale Desjardins du Quebec
41,000	0.944%, 1/29/2018[f,h]	40,992
	Capital One Financial Corporation
72,000	6.150%, 9/1/2016	76,377
	CIT Group, Inc.
190,000	3.875%, 2/19/2019	188,337
	Citigroup, Inc.
138,000	5.500%, 2/15/2017	147,700
84,000	6.000%, 8/15/2017	92,117
132,000	1.850%, 11/24/2017	132,845
81,000	8.500%, 5/22/2019	100,220
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
90,000	4.625%, 12/1/2023	96,779
	Credit Suisse Group AG
265,000	7.500%, 12/11/2049[h,k]	283,550
	CyrusOne, LP
187,750	6.375%, 11/15/2022	197,842
	DDR Corporation
48,000	9.625%, 3/15/2016	51,441
	Denali Borrower, LLC
355,000	5.625%, 10/15/2020[h]	379,406
	Deutsche Bank AG
92,000	1.350%, 5/30/2017	91,751
	Discover Bank
24,000	8.700%, 11/18/2019	29,391
	Discover Financial Services
41,000	6.450%, 6/12/2017	45,043
	Duke Realty, LP
88,000	8.250%, 8/15/2019	108,033
	Fifth Third Bancorp
128,000	5.450%, 1/15/2017	136,641
	Goldman Sachs Group, Inc.
44,000	2.625%, 1/31/2019	44,805
66,000	7.500%, 2/15/2019	78,313
40,000	1.437%, 4/23/2020[f]	40,460
60,000	1.861%, 11/29/2023[f]	61,099
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	113,171
	HCP, Inc.
68,000	3.750%, 2/1/2019	71,437
	Health Care REIT, Inc.
68,000	4.700%, 9/15/2017	73,007
	HSBC Holdings plc
44,000	6.375%, 3/29/2049[k]	45,430
	Hutchison Whampoa Finance CI, Ltd.
91,000	1.625%, 10/31/2017[h]	90,663

The accompanying Notes to Financial Statements are an integral part of this schedule.

70

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.5%)	Value
Financials (3.1%) - continued
	Icahn Enterprises, LP
$250,000	6.000%, 8/1/2020	$262,862
	ING Bank NV
265,000	5.800%, 9/25/2023[h]	298,178
	ING Capital Funding Trust III
56,000	3.875%, 12/29/2049[f,k]	56,000
	International Lease Finance Corporation
62,000	2.221%, 6/15/2016[f]	61,690
250,000	5.875%, 8/15/2022	281,875
	Intesa Sanpaolo SPA
24,000	3.875%, 1/16/2018	25,086
102,000	3.875%, 1/15/2019	107,221
	J.P. Morgan Chase & Company
44,000	6.300%, 4/23/2019	50,811
25,000	2.250%, 1/23/2020	24,930
88,000	7.900%, 4/29/2049[k]	93,720
275,000	6.750%, 8/29/2049[k]	300,382
	KeyCorp
58,000	2.300%, 12/13/2018	58,984
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[h]	30,020
	Lloyds Bank plc
36,000	0.791%, 3/16/2018[f]	36,040
	MetLife, Inc.
92,000	1.903%, 12/15/2017	92,661
	Mizuho Corporate Bank, Ltd.
50,000	1.550%, 10/17/2017[h]	49,929
	Morgan Stanley
88,000	6.625%, 4/1/2018	99,688
40,000	1.417%, 1/27/2020[f]	40,586
57,000	4.875%, 11/1/2022	61,749
	Murray Street Investment Trust I
144,000	4.647%, 3/9/2017	152,328
	National City Corporation
48,000	6.875%, 5/15/2019	56,224
	Nomura Holdings, Inc.
48,000	2.750%, 3/19/2019	48,925
	Realty Income Corporation
75,000	2.000%, 1/31/2018	75,710
	Regions Bank
36,000	7.500%, 5/15/2018	41,612
	Reinsurance Group of America, Inc.
88,000	5.625%, 3/15/2017	94,582
	Royal Bank of Scotland Group plc
50,000	1.213%, 3/31/2017[f]	50,034
265,000	7.640%, 3/29/2049[k]	290,175
265,000	7.648%, 8/29/2049[k]	337,875
	SLM Corporation
30,000	4.625%, 9/25/2017	30,525
	Societe Generale SA
60,000	5.750%, 4/20/2016[h]	62,329
	State Bank of India
140,000	3.622%, 4/17/2019[h]	144,949
	Sumitomo Mitsui Banking Corporation
132,000	1.300%, 1/10/2017	132,045
50,000	0.856%, 1/16/2018[f]	50,123
	Swiss RE Capital I, LP
69,000	6.854%, 5/29/2049[h,k]	72,105
	Synchrony Financial
132,000	1.875%, 8/15/2017	132,189
25,000	1.485%, 2/3/2020[f]	25,115
	USB Realty Corporation
20,000	1.422%, 12/29/2049[f,h,k]	18,200
	Ventas Realty, LP
47,000	1.250%, 4/17/2017	46,939
	Voya Financial, Inc.
72,000	2.900%, 2/15/2018	74,148
	Wells Fargo & Company
41,000	0.958%, 1/30/2020[f]	41,285

	Total	9,105,247

Foreign Government (4.0%)
	Brazil Government International Bond
255,000	4.875%, 1/22/2021	272,467
260,000	2.625%, 1/5/2023	237,510
740,000	5.000%, 1/27/2045	693,750
	Colombia Government International Bond
100,000	2.625%, 3/15/2023	94,000
330,000	4.000%, 2/26/2024	339,075
400,000	5.000%, 6/15/2045	404,000
	Costa Rica Government International Bond
140,000	7.000%, 4/4/2044[h]	143,850
660,000	7.158%, 3/12/2045[h]	684,750
	Croatia Government International Bond
460,000	6.625%, 7/14/2020[h]	512,182
	Export-Import Bank of Korea
40,000	2.250%, 1/21/2020	40,135
	Hungary Government International Bond
200,000	4.000%, 3/25/2019	208,750
524,000	5.750%, 11/22/2023	602,207
660,000	5.375%, 3/25/2024	741,576
	Indonesia Government International Bond
350,000	4.125%, 1/15/2025[h]	356,562
705,000	5.125%, 1/15/2045[h]	724,388
	Mexico Government International Bond
400,000	4.000%, 10/2/2023	420,400
340,000	3.600%, 1/30/2025	344,760
430,000	4.600%, 1/23/2046	428,388
	Panama Government International Bond
265,000	4.000%, 9/22/2024	274,275
265,000	3.750%, 3/16/2025	268,313
	Peru Government International Bond
264,000	5.625%, 11/18/2050	317,460
	Philippines Government International Bond
245,000	7.750%, 1/14/2031	366,275
310,000	3.950%, 1/20/2040	327,670
	Poland Government International Bond
89,000	4.000%, 1/22/2024	96,835
	Russian Government International Bond
655,000	4.875%, 9/16/2023[e,h]	641,900

The accompanying Notes to Financial Statements are an integral part of this schedule.

71

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.5%)	Value
Foreign Government (4.0%) - continued
	Slovenia Government International Bond
$155,000	4.125%, 2/18/2019[h]	$164,156
	South Africa Government International Bond
275,000	5.875%, 5/30/2022	309,485
140,000	5.375%, 7/24/2044	148,820
	Turkey Government International Bond
750,000	7.000%, 6/5/2020	863,925
525,000	4.250%, 4/14/2026[e]	510,321
264,000	4.875%, 4/16/2043	254,760

	Total	11,792,945

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
500,000	3.000%, 5/1/2029[c]	523,359
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 5/1/2044[c]	1,067,094
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
850,000	3.500%, 5/1/2029[c]	902,328
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,300,000	3.500%, 5/1/2044[c]	4,504,922
3,150,000	4.000%, 5/1/2044[c]	3,366,009
2,300,000	4.500%, 5/1/2045[c]	2,503,226

	Total	12,866,938

Technology (0.5%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[h]	166,650
	EMC Corporation
45,000	2.650%, 6/1/2020	46,113
	Fidelity National Information Services, Inc.
91,000	1.450%, 6/5/2017	90,893
	First Data Corporation
187,750	7.375%, 6/15/2019[h]	195,025
	Freescale Semiconductor, Inc.
200,000	6.000%, 1/15/2022[h]	216,100
	Iron Mountain, Inc.
187,750	6.000%, 8/15/2023	199,954
	Oracle Corporation
60,000	2.500%, 5/15/2022[c]	59,632
	Sensata Technologies BV
290,000	4.875%, 10/15/2023[h]	300,875
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020[c]	59,408
	Tyco Electronics Group SA
101,000	6.550%, 10/1/2017	112,755

	Total	1,447,405

Transportation (0.3%)
	Air Canada Pass Through Trust
20,000	3.875%, 3/15/2023[h]	20,050
	American Airlines Pass Through Trust
43,960	4.950%, 1/15/2023	47,917
	Avis Budget Car Rental, LLC
290,000	5.125%, 6/1/2022[h]	292,537
	Continental Airlines, Inc.
149,692	6.250%, 4/11/2020	161,575
	Delta Air Lines, Inc.
90,000	6.750%, 5/23/2017	92,700
67,827	4.950%, 5/23/2019	72,872
58,809	4.750%, 5/7/2020	63,293
	Korea Expressway Corporation
78,000	1.625%, 4/28/2017[h]	77,974
	US Airways Pass Through Trust
97,088	3.950%, 11/15/2025	101,578

	Total	930,496

U.S. Government and Agencies (0.6%)
	U.S. Treasury Notes
1,590,000	1.875%, 6/30/2020	1,621,178

	Total	1,621,178

Utilities (1.0%)
	Access Midstream Partners, LP
245,000	4.875%, 5/15/2023	248,570
	AES Corporation
187,750	7.375%, 7/1/2021	208,930
	Arizona Public Service Company
35,000	2.200%, 1/15/2020	35,241
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	89,035
	Calpine Corporation
180,000	5.375%, 1/15/2023	181,575
	DTE Energy Company
88,000	2.400%, 12/1/2019	89,077
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022[h]	170,400
	EDP Finance BV
88,000	4.125%, 1/15/2020[h]	90,904
	El Paso Corporation
46,000	7.000%, 6/15/2017	50,451
	Electricite de France SA
100,000	5.250%, 12/29/2049[h,k]	104,750
265,000	5.625%, 12/29/2049[h,k]	281,032
	Enterprise Products Operating, LLC
330,000	7.000%, 6/1/2067	334,950
	Eversource Energy
30,000	1.600%, 1/15/2018	30,107
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	48,998
25,000	2.950%, 1/15/2020	25,397
	NiSource Finance Corporation
88,000	6.400%, 3/15/2018	99,861
	NRG Energy, Inc.
187,750	6.625%, 3/15/2023	197,607
	Pacific Gas & Electric Company
57,000	5.625%, 11/30/2017	62,777
	PG&E Corporation
49,000	2.400%, 3/1/2019	49,503

The accompanying Notes to Financial Statements are an integral part of this schedule.

72

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.5%)	Value
Utilities (1.0%) - continued
	Sempra Energy
$92,000	6.150%, 6/15/2018	$104,192
25,000	2.400%, 3/15/2020	25,166
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,931
	Transelec SA
140,000	4.250%, 1/14/2025[h]	145,004
	Williams Companies, Inc.
88,000	7.875%, 9/1/2021	101,444

	Total	2,794,902

	Total Long-Term Fixed Income (cost $77,171,455)	77,769,172

Shares	Preferred Stock (1.7%)	Value
Financials (1.4%)
13,250	Affiliated Managers Group, Inc., 5.250%	336,683
3,975	Agribank FCB, 6.875%[k]	415,760
1,000	Allstate Corporation, 5.100%	26,150
238	Bank of America Corporation, Convertible, 7.250%[k]	275,842
21,465	Citigroup, Inc., 6.875%[k]	584,277
2,600	Discover Financial Services, 6.500%[k]	66,976
5,175	Farm Credit Bank of Texas, 6.750%[h,k]	534,804
12,400	Goldman Sachs Group, Inc., 5.500%[k]	308,016
14,700	HSBC USA, Inc., 6.500%[k]	374,556
430	M&T Bank Corporation, 6.375%[k]	439,809
10,600	Morgan Stanley, 7.125%[k]	300,510
7,155	U.S. Bancorp 6.500%[k]	213,076
265	Wells Fargo & Company, Convertible, 7.500%[k]	322,969

	Total	4,199,428

Materials (0.1%)
10,600	CHS, Inc., 7.100%[k]	282,914

	Total	282,914

Utilities (0.2%)
3,975	Southern California Edison Company, 4.130%[k]	400,606

	Total	400,606

	Total Preferred Stock (cost $4,694,995)	4,882,948

Shares	Collateral Held for Securities Loaned (1.9%)	Value
5,408,226	Thrivent Cash Management Trust	5,408,226

	Total Collateral Held for Securities Loaned (cost $5,408,226)	5,408,226

Shares or Principal Amount	Short-Term Investments (6.9%)[l]	Value
	Federal National Mortgage Association Discount Notes
200,000	0.040%, 5/21/2015[m]	199,996
200,000	0.065%, 7/15/2015[m]	199,973
19,855,602	Thrivent Cash Management Trust 0.070%	19,855,602

	Total Short-Term Investments (at amortized cost)	20,255,571

	Total Investments (cost $296,493,080) 106.4%	$311,638,814

	Other Assets and Liabilities, Net (6.4%)	(18,650,385)

	Total Net Assets 100.0%	$292,988,429

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $15,642,730 or 5.3% of total net assets.

i

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

j	All or a portion of the security is insured or guaranteed.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At April 30, 2015, $399,968 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Fund owned as of April 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this schedule.

73

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	11/12/2014	$362,841
JBS Finance II, Ltd., 1/29/2018	8/19/2013	194,896
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	295,707
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	414,191

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

74

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (33.3%)[a]	Value
Basic Materials (2.9%)
	Alpha Natural Resources, Inc., Term Loan
$1,538,616	3.500%, 5/22/2020	$1,043,381
	Crown Americas, LLC, Term Loan
1,755,600	5.500%, 10/22/2021	1,755,161
	Fortescue Metals Group, Ltd., Term Loan
2,706,393	3.750%, 6/30/2019	2,440,436
	Ineos Group Holdings, Ltd., Term Loan
2,233,869	3.750%, 5/4/2018	2,236,952
	NewPage Corporation, Term Loan
2,526,573	9.500%, 2/11/2021	2,298,120
	Tronox Pigments BV, Term Loan
963,556	4.250%, 3/19/2020	965,560
	Wausau Paper Corporation, Term Loan
1,485,179	6.500%, 7/30/2020	1,496,318

	Total	12,235,928

Capital Goods (2.2%)
	ADS Waste Holdings, Inc., Term Loan
2,200,057	3.750%, 10/9/2019	2,193,457
	Berry Plastics Group, Inc., Term Loan
254,800	3.500%, 2/8/2020	254,752
	Rexnord, LLC, Term Loan
2,216,250	4.000%, 8/21/2020	2,223,032
	Silver II Borrower, Term Loan
2,069,939	4.000%, 12/13/2019	2,017,673
	STHI Holding Corporation, Term Loan
2,218,850	4.500%, 8/6/2021	2,215,144

	Total	8,904,058

Communications Services (12.5%)
	Altice Financing SA, Term Loan
303,750	5.250%, 2/4/2022	307,167
	Atlantic Broadband Penn, LLC, Term Loan
533,044	3.250%, 11/30/2019	531,381
	Birch Communication Inc., Term Loan
1,773,038	7.750%, 7/17/2020	1,759,740
	Cable & Wireless Communications plc, Term Loan
729,130	5.500%, 4/28/2017	729,130
	Cengage Learning Acquisitions, Term Loan
1,757,250	7.000%, 3/31/2020	1,766,581
	Cincinnati Bell, Inc., Term Loan
1,911,262	4.000%, 9/10/2020	1,915,237
	Clear Channel Communications, Inc., Term Loan
62,448	7.684%, 7/30/2019	60,497
	Cumulus Media Holdings, Inc., Term Loan
1,675,985	4.250%, 12/23/2020	1,655,035
	Fairpoint Communications, Term Loan
1,989,474	7.500%, 2/14/2019	2,024,289
	Grande Communications Networks, LLC, Term Loan
2,245,043	4.500%, 5/29/2020	2,222,592
	Hargray Communications Group, Inc., Term Loan
2,232,188	5.250%, 6/26/2019	2,244,041
	iHeartCommunications, Inc., Term Loan
2,219,170	6.934%, 1/30/2019	2,122,081
	IMG Worldwide, Inc., Term Loan
1,116,562	5.250%, 5/6/2021	1,117,958
	Integra Telecom Holdings, Inc., Term Loan
2,244,274	5.250%, 2/22/2019	2,251,568
	Intelsat Jackson Holdings SA, Term Loan
1,090,000	3.750%, 6/30/2019	1,088,638
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019	2,254,208
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,075,000	0.000%, 1/7/2022[b,c]	1,079,031
1,200,000	4.500%, 1/7/2022	1,203,000
	LTS Buyer, LLC, Term Loan
2,210,625	4.000%, 4/13/2020	2,207,862
	McGraw-Hill Global Education, LLC, Term Loan
1,980,403	5.750%, 3/22/2019	1,987,830
	NEP/NCP Holdco, Inc., Term Loan
3,224,887	4.250%, 1/22/2020	3,198,024
	NTelos, Inc., Term Loan
2,428,648	5.750%, 11/9/2019	2,100,781
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
2,020,305	5.500%, 7/31/2018	2,015,254
	SBA Senior Finance II, LLC, Term Loan
739,388	3.250%, 3/24/2021	738,774
	TNS, Inc., Term Loan
1,915,172	5.000%, 2/14/2020	1,914,368
	Univision Communications, Inc., Term Loan
2,244,063	4.000%, 3/1/2020	2,245,297
	Virgin Media Investment Holdings, Ltd., Term Loan
1,953,239	3.500%, 6/7/2020	1,954,099
	WideOpenWest Finance, LLC, Term Loan
2,244,274	4.750%, 4/1/2019	2,254,440
	WMG Acquisition Corporation, Term Loan
256,100	3.750%, 7/1/2020	254,458
	XO Communications, LLC, Term Loan
544,500	4.250%, 3/20/2021	545,045
	Yankee Cable Acquisition, LLC, Term Loan
2,182,983	4.250%, 3/1/2020	2,190,339
	Zayo Group, LLC, Term Loan
2,243,362	4.000%, 7/2/2019	2,243,362

	Total	52,182,107

Consumer Cyclical (4.0%)
	Amaya Gaming Group, Inc., Term Loan
2,129,300	5.000%, 8/1/2021	2,130,642

The accompanying Notes to Financial Statements are an integral part of this schedule.

75

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (33.3%)[a]	Value
Consumer Cyclical (4.0%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$2,091,645	4.250%, 8/13/2021	$2,100,974
	Ceridian HCM Holding, Inc., Term Loan
1,087,000	4.500%, 9/15/2020	1,081,565
	Chrysler Group, LLC, Term Loan
254,707	3.500%, 5/24/2017	254,962
	Golden Nugget, Inc., Delayed Draw
234,600	5.500%, 11/21/2019	236,360
	Golden Nugget, Inc., Term Loan
547,400	5.500%, 11/21/2019	551,506
	Hilton Worldwide Finance, LLC, Term Loan
479,398	3.500%, 10/26/2020	481,019
	J.C. Penney Corporation, Inc., Term Loan
2,245,012	6.000%, 5/22/2018	2,243,598
	Marina District Finance Company, Inc., Term Loan
1,792,563	6.500%, 8/15/2018	1,805,039
	Mohegan Tribal Gaming Authority, Term Loan
1,728,125	5.500%, 11/19/2019	1,719,795
	Pinnacle Entertainment, Inc., Term Loan
455,030	3.750%, 8/13/2020	456,545
	ROC Finance, LLC, Term Loan
256,100	5.000%, 6/20/2019	253,326
	Scientific Games International, Inc., Term Loan
2,256,438	6.000%, 10/18/2020	2,278,370
	Seminole Hard Rock Entertainment, Inc., Term Loan
936,551	3.500%, 5/14/2020	934,209
	Seminole Indian Tribe of Florida, Term Loan
223,600	3.000%, 4/29/2020	223,544

	Total	16,751,454

Consumer Non-Cyclical (3.6%)
	Albertsons, Inc., Term Loan
2,490,561	5.375%, 3/21/2019	2,509,913
	Catalina Marketing Corporation, Term Loan
1,125,000	4.500%, 4/9/2021	1,020,656
	CHS/Community Health Systems, Inc., Term Loan
2,468,750	4.250%, 1/27/2021	2,483,390
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,226,005	4.750%, 6/30/2021	2,218,214
	Roundy’s Supermarkets, Inc., Term Loan
2,218,401	5.750%, 3/3/2021	2,139,182
	Supervalu, Inc., Term Loan
2,277,202	4.500%, 3/21/2019	2,284,512
	Visant Corporation, Term Loan
2,205,770	7.000%, 9/23/2021	2,216,004

	Total	14,871,871

Energy (2.1%)
	Arch Coal, Inc., Term Loan
2,210,307	6.250%, 5/16/2018	1,643,275
	Exgen Renewables I, LLC, Term Loan
1,204,818	5.250%, 2/6/2021	1,216,866
	McJunkin Red Man Corporation, Term Loan
1,329,750	5.000%, 11/8/2019	1,311,054
	MEG Energy Corporation, Term Loan
1,735,517	3.750%, 3/31/2020	1,712,192
	Offshore Group Investment, Ltd., Term Loan
1,417,527	5.750%, 3/28/2019	917,848
	Pacific Drilling SA, Term Loan
2,245,013	4.500%, 6/3/2018	1,974,399

	Total	8,775,634

Financials (1.5%)
	Harland Clarke Holdings Corporation, Term Loan
2,185,031	7.000%, 5/22/2018	2,195,170
	MPH Acquisition Holdings, LLC, Term Loan
1,931,075	3.750%, 3/31/2021	1,929,453
	TransUnion, LLC, Term Loan
1,113,750	4.000%, 4/9/2021	1,118,272
	WaveDivision Holdings, LLC, Term Loan
795,000	4.000%, 10/15/2019	794,324

	Total	6,037,219

Technology (2.1%)
	BMC Software, Inc., Term Loan
2,143,750	5.000%, 9/10/2020	2,107,842
	First Data Corporation, Term Loan
2,285,000	3.682%, 3/23/2018	2,289,296
	Freescale Semiconductor, Inc., Term Loan
2,244,488	4.250%, 2/28/2020	2,252,905
	Infor US, Inc., Term Loan
2,009,323	3.750%, 6/3/2020	2,005,425
	SunGard Data Systems, Inc., Term Loan
113,320	4.000%, 3/8/2020	114,122

	Total	8,769,590

Transportation (1.5%)
	American Airlines, Inc., Term Loan
4,455,638	3.750%, 6/27/2019	4,471,411
	OSG Bulk Ships, Inc., Term Loan
1,836,125	5.250%, 8/5/2019	1,840,715

	Total	6,312,126

Utilities (0.9%)
	Calpine Corporation, Term Loan
254,046	4.000%, 4/1/2018	255,374
1,481,250	4.000%, 10/31/2020	1,488,286

The accompanying Notes to Financial Statements are an integral part of this schedule.

76

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Bank Loans (33.3%)[a]	Value
Utilities (0.9%) - continued
	Intergen NV, Term Loan
$2,245,012	5.500%, 6/15/2020	$2,141,181

	Total	3,884,841

	Total Bank Loans (cost $141,142,681)	138,724,828

Principal Amount	Long-Term Fixed Income (52.2%)	Value
Asset-Backed Securities (2.8%)
	Asset Backed Securities Corporation Home Equity Loan Trust
822,994	0.321%, 7/25/2036[d]	737,626
	Bayview Opportunity Master Fund Trust IIB, LP
374,813	3.623%, 7/28/2019*,e	374,309
525,418	3.228%, 7/28/2034*,e	526,755
	Bayview Opportunity Master Fund Trust IIIB, LP
700,000	3.623%, 4/28/2030[f,g]	700,000
	Credit Based Asset Servicing and Securitization, LLC
692,757	3.603%, 12/25/2036[e]	476,636
	First Horizon ABS Trust
756,101	0.341%, 10/25/2034[d,h]	671,106
	GMAC Mortgage Corporation Loan Trust
1,379,502	0.354%, 8/25/2035[d,h]	1,260,556
1,199,431	0.354%, 12/25/2036[d,h]	1,053,653
	IndyMac INDX Mortgage Loan Trust
844,049	0.391%, 4/25/2046[d]	663,255
	J.P. Morgan Mortgage Acquisition Trust
500,000	6.472%, 3/25/2047[e]	387,728
	Popular ABS Mortgage Pass-Through Trust
900,000	5.297%, 11/25/2035[e]	822,244
	Renaissance Home Equity Loan Trust
1,369,060	5.608%, 5/25/2036[e]	929,823
968,126	5.285%, 1/25/2037[e]	545,585
	U.S. Residential Opportunity Fund III Trust
887,123	3.721%, 1/27/2035*	890,408
	Wachovia Asset Securitization, Inc.
1,528,135	0.321%, 7/25/2037*,d,h	1,362,248

	Total	11,401,932

Basic Materials (1.2%)
	Albemarle Corporation
242,000	3.000%, 12/1/2019	242,579
	Anglo American Capital plc
200,000	1.225%, 4/15/2016[d,f]	199,887
	ArcelorMittal
675,000	6.250%, 3/1/2021	705,881
	Dow Chemical Company
136,000	8.550%, 5/15/2019	168,858
	First Quantum Minerals, Ltd.
269,000	6.750%, 2/15/2020[f]	250,170
559,000	7.000%, 2/15/2021[f]	521,268
	FMG Resources August 2006 Pty., Ltd.
208,480	6.875%, 2/1/2018[f,i]	215,776
	Freeport-McMoRan, Inc.
121,000	2.300%, 11/14/2017	121,538
162,000	2.375%, 3/15/2018	161,558
	Glencore Funding, LLC
170,000	1.336%, 4/16/2018[d,f]	169,903
	Hexion US Finance Corporation
469,079	8.875%, 2/1/2018	418,067
	Ineos Finance plc
394,000	7.500%, 5/1/2020[f]	416,379
	Inmet Mining Corporation
79	8.750%, 6/1/2020*	72
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	153,877
	NOVA Chemicals Corporation
703,617	5.250%, 8/1/2023[f]	740,557
	Sappi Papier Holding GmbH
470,000	6.625%, 4/15/2021[f]	491,150
	Vale Overseas, Ltd.
182,000	6.250%, 1/23/2017	193,779

	Total	5,171,299

Capital Goods (1.4%)
	Brand Energy & Infrastructure Services, Inc.
380,000	8.500%, 12/1/2021[f]	362,900
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[f]	831,826
	CNH Capital, LLC
469,079	3.625%, 4/15/2018	470,252
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	678,375
	Harsco Corporation
207,000	2.700%, 10/15/2015	207,621
	L-3 Communications Corporation
201,000	1.500%, 5/28/2017	199,066
	Martin Marietta Materials, Inc.
238,000	1.373%, 6/30/2017[d]	236,733
	Moog, Inc.
595,000	5.250%, 12/1/2022[f]	615,825
	Nortek, Inc.
469,079	8.500%, 4/15/2021	506,605
	Owens-Brockway Glass Container, Inc.
540,000	5.000%, 1/15/2022[f]	554,175
	Reynolds Group Issuer, Inc.
469,079	9.875%, 8/15/2019	499,862
	Roper Industries, Inc.
215,000	2.050%, 10/1/2018	216,349
	Sealed Air Corporation
545,000	4.875%, 12/1/2022[f]	559,988

	Total	5,939,577

Collateralized Mortgage Obligations (8.3%)
	Alternative Loan Trust
618,661	5.500%, 5/25/2035	622,380
	American Home Mortgage Assets Trust
915,892	0.371%, 12/25/2046[d]	640,293
944,157	0.371%, 6/25/2047[d]	644,985

The accompanying Notes to Financial Statements are an integral part of this schedule.

77

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.2%)	Value
Collateralized Mortgage Obligations (8.3%) - continued
	Banc of America Alternative Loan Trust
$898,097	6.000%, 11/25/2035	$782,525
619,844	0.981%, 5/25/2046[d]	431,726
	Banc of America Mortgage Securities, Inc.
518,174	2.667%, 9/25/2035	474,518
	Banc of America Mortgage Trust
450,172	2.655%, 7/25/2035	415,465
	BCAP, LLC Trust
969,499	0.361%, 3/25/2037[d]	822,515
	Bear Stearns ALT-A Trust
418,705	2.588%, 6/25/2034	415,909
	CHL Mortgage Pass-Through Trust
324,112	6.250%, 9/25/2036	297,343
542,657	6.000%, 4/25/2037	502,869
	CitiMortgage Alternative Loan Trust
464,942	5.750%, 4/25/2037	399,213
	Countrywide Alternative Loan Trust
524,632	6.500%, 8/25/2036	427,433
1,116,204	6.000%, 11/25/2036	951,573
805,066	6.000%, 1/25/2037	741,190
583,076	5.500%, 5/25/2037	491,927
378,348	7.000%, 10/25/2037	271,427
	Countrywide Home Loan Mortgage Pass Through Trust
485,770	2.434%, 11/25/2035	410,431
	Countrywide Home Loans, Inc.
361,538	2.439%, 3/20/2036	324,791
	Credit Suisse First Boston Mortgage Securities Corporation
399,730	5.250%, 10/25/2035	397,687
	Deutsche Alt-A Securities Mortgage Loan Trust
395,989	0.907%, 4/25/2047[d]	338,101
760,424	0.401%, 8/25/2047[d]	655,467
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
695,133	5.500%, 11/25/2035	656,564
	GMAC Mortgage Corporation Loan Trust
614,755	3.280%, 5/25/2035	587,152
423,874	4.615%, 9/19/2035	400,245
	Greenpoint Mortgage Funding Trust
381,373	0.381%, 10/25/2045[d]	292,891
	HarborView Mortgage Loan Trust
691,719	2.589%, 7/19/2035	597,123
609,900	2.650%, 12/19/2035	538,147
	HomeBanc Mortgage Trust
1,375,648	2.306%, 4/25/2037	1,023,919
	IndyMac INDX Mortgage Loan Trust
721,904	4.643%, 10/25/2035	604,204
	J.P. Morgan Alternative Loan Trust
1,474,473	2.524%, 3/25/2036	1,207,326
766,519	6.500%, 3/25/2036	698,293
	J.P. Morgan Mortgage Trust
893,934	2.482%, 7/25/2035	880,673
616,773	2.654%, 8/25/2035	612,364
565,415	2.548%, 1/25/2037	518,173
	Lehman Mortgage Trust
241,214	6.000%, 1/25/2036	222,674
	Master Asset Securitization Trust
466,845	0.681%, 6/25/2036[d]	276,305
	Merrill Lynch Mortgage Investors Trust
769,960	6.250%, 8/25/2036	627,796
	Morgan Stanley Mortgage Loan Trust
574,459	5.193%, 11/25/2035	432,020
	MortgageIT Trust
957,957	0.441%, 12/25/2035[d]	873,037
832,184	0.381%, 4/25/2036[d]	626,504
	RALI Trust
384,264	0.401%, 7/25/2036[d]	249,995
958,057	0.361%, 11/25/2036[d]	692,024
	Residential Accredit Loans, Inc.
392,978	3.537%, 9/25/2035	335,394
893,811	5.750%, 9/25/2035	806,614
	Residential Accredit Loans, Inc. Trust
968,256	5.750%, 4/25/2037	783,473
	Residential Asset Securitization Trust
668,618	6.218%, 8/25/2022	604,780
	Residential Funding Mortgage Security I Trust
772,744	6.000%, 7/25/2037	701,699
	Sequoia Mortgage Trust
581,998	3.191%, 9/20/2046	465,191
	Structured Adjustable Rate Mortgage Loan Trust
350,896	2.499%, 1/25/2035	292,758
681,547	4.995%, 7/25/2035	588,787
	Structured Asset Mortgage Investments, Inc.
1,180,396	0.491%, 12/25/2035[d]	884,571
1,010,596	0.391%, 5/25/2046[d]	733,603
	WaMu Mortgage Pass Through Certificates
700,276	1.780%, 1/25/2037	593,871
234,435	2.242%, 8/25/2046	198,184
1,164,025	0.856%, 1/25/2047[d]	1,050,970
798,045	0.877%, 1/25/2047[d]	647,211
	Washington Mutual Mortgage Pass Through Certificates
723,494	0.887%, 2/25/2047[d]	508,431
	Wells Fargo Mortgage Backed Securities Trust
508,430	2.574%, 3/25/2036	492,083
607,022	2.634%, 7/25/2036	592,324
270,008	6.000%, 7/25/2037	272,879

	Total	34,630,020

Commercial Mortgage-Backed Securities (<0.1%)
	Government National Mortgage Association
53,826	3.214%, 1/16/2040	53,960

	Total	53,960

Communications Services (3.8%)
	21st Century Fox America, Inc.
225,000	6.900%, 3/1/2019	265,707
	AMC Networks, Inc.
599,079	7.750%, 7/15/2021	652,996

The accompanying Notes to Financial Statements are an integral part of this schedule.

78

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.2%)	Value
Communications Services (3.8%) - continued
	America Movil SAB de CV
$134,000	5.000%, 10/16/2019	$150,093
	AT&T, Inc.
165,000	1.209%, 6/30/2020[c,d]	166,322
	British Sky Broadcasting Group plc
240,000	2.625%, 9/16/2019[f]	243,291
	CC Holdings GS V, LLC
363,000	2.381%, 12/15/2017	366,701
	CCO Holdings, LLC
469,079	7.000%, 1/15/2019	487,256
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	537,500
	Cequel Communications Holdings I, LLC
920,000	6.375%, 9/15/2020[f]	969,450
	Columbus International, Inc.
800,000	7.375%, 3/30/2021[f]	871,000
	Digicel, Ltd.
779,079	6.000%, 4/15/2021[f]	756,260
	DIRECTV Holdings, LLC
171,000	5.875%, 10/1/2019	196,101
	DISH DBS Corporation
550,000	5.000%, 3/15/2023	521,125
	Equinix, Inc.
540,000	5.750%, 1/1/2025	568,350
	FairPoint Communications, Inc.
630,000	8.750%, 8/15/2019[f]	674,100
	Frontier Communications Corporation
830,000	6.875%, 1/15/2025	803,847
	Hughes Satellite Systems Corporation
376,000	6.500%, 6/15/2019	412,660
	Intelsat Jackson Holdings SA
469,079	7.250%, 10/15/2020	483,679
	Level 3 Financing, Inc.
376,000	8.625%, 7/15/2020	407,960
	Numericable-SFR
800,000	6.000%, 5/15/2022[f]	819,500
	SBA Tower Trust
276,000	5.101%, 4/17/2017[f]	287,044
	Sprint Corporation
825,000	7.625%, 2/15/2025	811,305
	Telefonica Emisiones SAU
218,000	3.192%, 4/27/2018	226,639
	T-Mobile USA, Inc.
525,000	6.633%, 4/28/2021	553,875
	Univision Communications, Inc.
540,000	5.125%, 5/15/2023[f]	546,075
	UPCB Finance V, Ltd.
750,000	7.250%, 11/15/2021[f]	814,688
	Verizon Communications, Inc.
559,000	2.625%, 2/21/2020	565,346
238,000	4.500%, 9/15/2020	260,328
	West Corporation
800,000	5.375%, 7/15/2022[f]	771,000
	Wind Acquisition Finance SA
540,000	4.750%, 7/15/2020[f]	540,000

	Total	15,730,198

Consumer Cyclical (2.7%)
	Alibaba Group Holding, Ltd.
250,000	2.500%, 11/28/2019[f]	249,220
	AMC Entertainment, Inc.
448,000	5.875%, 2/15/2022	464,800
	Chrysler Group, LLC
469,079	8.250%, 6/15/2021	517,746
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	398,413
	Daimler Finance North America, LLC
135,000	1.875%, 1/11/2018[f]	136,633
	ERAC USA Finance, LLC
238,000	2.350%, 10/15/2019[f]	238,472
	Ford Motor Credit Company, LLC
203,000	5.000%, 5/15/2018	220,969
250,000	2.597%, 11/4/2019	252,485
	General Motors Financial Company, Inc.
469,079	3.250%, 5/15/2018	479,736
364,000	4.375%, 9/25/2021	386,706
	GLP Capital, LP
800,000	4.875%, 11/1/2020	814,000
	Hilton Worldwide Finance, LLC
675,000	5.625%, 10/15/2021	712,125
	Hyundai Capital America
195,000	1.450%, 2/6/2017[f]	195,106
60,000	2.000%, 3/19/2018[f]	60,420
	Jaguar Land Rover Automotive plc
425,000	4.125%, 12/15/2018[f]	437,219
376,000	5.625%, 2/1/2023[f]	398,560
	KB Home
412,000	4.750%, 5/15/2019	408,910
	L Brands, Inc.
376,000	6.625%, 4/1/2021	430,520
	Lennar Corporation
740,000	4.750%, 11/15/2022	748,325
	Macy’s Retail Holdings, Inc.
250,000	7.450%, 7/15/2017	281,283
	MGM Resorts International
825,000	6.000%, 3/15/2023	854,391
	Royal Caribbean Cruises, Ltd.
799,079	5.250%, 11/15/2022	850,520
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	276,040
	TRW Automotive, Inc.
135,000	7.250%, 3/15/2017[f]	147,825
	United Rentals, Inc.
855,000	5.500%, 7/15/2025	866,158
	Volkswagen Group of America Finance, LLC
242,000	0.701%, 11/20/2017[d,f]	242,056

	Total	11,068,638

Consumer Non-Cyclical (2.5%)
	Actavis Funding SCS
100,000	1.523%, 3/12/2020[d]	101,765
	Amgen, Inc.
170,000	2.125%, 5/1/2020	169,619
	B&G Foods, Inc.
340,000	4.625%, 6/1/2021	340,850

The accompanying Notes to Financial Statements are an integral part of this schedule.

79

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.2%)	Value
Consumer Non-Cyclical (2.5%) - continued
	Becton, Dickinson and Company
$182,000	1.450%, 5/15/2017	$182,442
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	126,356
	CHS/Community Health Systems, Inc.
376,000	7.125%, 7/15/2020	403,260
	Cott Beverages, Inc.
815,000	5.375%, 7/1/2022[f]	783,460
	CVS Health Corporation
136,000	2.250%, 12/5/2018	139,167
	EMD Finance, LLC
105,000	0.619%, 3/17/2017[d,f]	104,960
	Envision Healthcare Corporation
800,000	5.125%, 7/1/2022[f]	824,000
	Forest Laboratories, Inc.
236,000	4.375%, 2/1/2019[f]	252,018
	Fresenius Medical Care US Finance, Inc.
469,079	5.750%, 2/15/2021[f]	512,469
	HCA, Inc.
469,079	4.750%, 5/1/2023	492,533
	Hospira, Inc.
155,000	6.050%, 3/30/2017	168,138
	IMS Health, Inc.
375,000	6.000%, 11/1/2020[f]	390,000
	JBS Finance II, Ltd.
469,079	8.250%, 1/29/2018*	483,860
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	90,728
	Merck & Company, Inc.
95,000	0.631%, 2/10/2020[d]	95,558
	Mondelez International, Inc.
140,000	2.250%, 2/1/2019	141,461
	Ortho-Clinical Diagnostics, Inc.
770,000	6.625%, 5/15/2022[f]	684,337
	PepsiCo, Inc.
170,000	1.850%, 4/30/2020	169,014
	Pernod Ricard SA
140,000	5.750%, 4/7/2021[f]	161,461
	Revlon Consumer Products Corporation
469,079	5.750%, 2/15/2021	469,079
	SABMiller plc
182,000	6.500%, 7/15/2018[f]	207,557
	Safeway, Inc.
55,000	3.400%, 12/1/2016	55,550
	Spectrum Brands Escrow Corporation
376,000	6.375%, 11/15/2020	398,560
	Sysco Corporation
366,000	2.350%, 10/2/2019	372,843
	Tenet Healthcare Corporation
675,000	8.125%, 4/1/2022	736,594
	Tyson Foods, Inc.
119,000	2.650%, 8/15/2019	121,409
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[f]	500,155
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[f]	542,500
	WM Wrigley Jr. Company
138,000	2.000%, 10/20/2017[f]	139,833

	Total	10,361,536

Energy (3.0%)
	Boardwalk Pipelines, Ltd.
192,000	5.875%, 11/15/2016	199,953
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	267,696
	CNOOC Nexen Finance
200,000	1.625%, 4/30/2017	200,456
	CNPC General Capital, Ltd.
201,000	2.750%, 4/19/2017[f]	204,995
	Concho Resources, Inc.
719,079	6.500%, 1/15/2022	756,831
	Crestwood Midstream Partners, LP
550,000	6.250%, 4/1/2023[f]	574,750
	Enbridge, Inc.
118,000	0.712%, 6/2/2017[d]	116,573
	EQT Corporation
52,000	5.150%, 3/1/2018	55,619
134,000	8.125%, 6/1/2019	159,470
	Harvest Operations Corporation
469,079	6.875%, 10/1/2017	433,312
	Hess Corporation
138,000	8.125%, 2/15/2019	165,132
	Kinder Morgan, Inc.
244,000	5.000%, 2/15/2021[f]	263,229
	Linn Energy, LLC
500,000	6.250%, 11/1/2019	422,500
469,079	8.625%, 4/15/2020	427,153
	MarkWest Energy Partners, LP
845,000	4.875%, 12/1/2024	874,068
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[f]	366,600
	Offshore Group Investment, Ltd.
500,000	7.125%, 4/1/2023	320,000
	Pacific Drilling V, Ltd.
550,000	7.250%, 12/1/2017[f]	508,750
	Petrobras Global Finance BV
1,475,000	6.250%, 3/17/2024	1,465,560
	Petrobras International Finance Company
1,100,000	5.750%, 1/20/2020	1,097,250
	Petroleos Mexicanos
220,000	4.250%, 1/15/2025[f]	221,320
1,505,000	5.625%, 1/23/2046[f]	1,508,161
	Regency Energy Partners, LP
675,000	5.000%, 10/1/2022	723,937
	Sabine Pass Liquefaction, LLC
805,000	5.625%, 3/1/2025[f]	809,468
	Southwestern Energy Company
233,000	7.500%, 2/1/2018	263,286
	Suncor Energy, Inc.
140,000	6.100%, 6/1/2018	157,627

The accompanying Notes to Financial Statements are an integral part of this schedule.

80

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.2%)	Value
Energy (3.0%) - continued
	Weatherford International, Ltd.
$156,000	6.000%, 3/15/2018	$165,653

	Total	12,729,349

Financials (5.5%)
	Abbey National Treasury Services plc
240,000	0.683%, 9/29/2017[d]	239,185
	Air Lease Corporation
244,000	2.125%, 1/15/2018	242,780
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	537,084
	Aviation Capital Group Corporation
138,000	3.875%, 9/27/2016[f]	141,773
	Bank of America Corporation
268,000	5.700%, 5/2/2017	288,040
240,000	1.700%, 8/25/2017	240,984
484,000	1.335%, 3/22/2018[d]	490,049
420,000	5.650%, 5/1/2018	464,471
242,000	8.000%, 12/29/2049[j]	258,637
	Bank of New York Mellon Corporation
160,000	4.500%, 12/31/2049[j]	153,200
	BB&T Corporation
202,000	2.050%, 6/19/2018	204,474
	BBVA International Preferred SA Unipersonal
715,000	5.919%, 12/29/2049[j]	739,310
	Bear Stearns Companies, LLC
295,000	6.400%, 10/2/2017	328,258
	BNP Paribas SA
208,000	2.375%, 9/14/2017	212,502
	BPCE SA
358,000	5.150%, 7/21/2024[f]	376,030
	Caisse Centrale Desjardins du Quebec
115,000	0.944%, 1/29/2018[d,f]	114,978
	Capital One Financial Corporation
267,000	6.150%, 9/1/2016	283,231
	CIT Group, Inc.
450,000	3.875%, 2/19/2019	446,062
	Citigroup, Inc.
366,000	5.500%, 2/15/2017	391,726
229,000	6.000%, 8/15/2017	251,129
363,000	1.850%, 11/24/2017	365,323
215,000	8.500%, 5/22/2019	266,017
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
240,000	4.625%, 12/1/2023	258,076
500,000	11.000%, 12/29/2049[f,j]	642,500
	Credit Suisse Group AG
358,000	7.500%, 12/11/2049[f,j]	383,060
	CyrusOne, LP
469,079	6.375%, 11/15/2022	494,292
	DDR Corporation
140,000	9.625%, 3/15/2016	150,036
	Denali Borrower, LLC
800,000	5.625%, 10/15/2020[f]	855,000
	Deutsche Bank AG
235,000	1.350%, 5/30/2017	234,365
	Discover Bank
70,000	8.700%, 11/18/2019	85,722
	Discover Financial Services
138,000	6.450%, 6/12/2017	151,608
	Duke Realty, LP
242,000	8.250%, 8/15/2019	297,091
	Fifth Third Bancorp
315,000	5.450%, 1/15/2017	336,265
	Goldman Sachs Group, Inc.
138,000	2.625%, 1/31/2019	140,525
228,000	7.500%, 2/15/2019	270,537
115,000	1.437%, 4/23/2020[d]	116,322
170,000	1.861%, 11/29/2023[d]	173,113
	Hartford Financial Services Group, Inc.
263,000	6.000%, 1/15/2019	297,639
	HCP, Inc.
139,000	3.750%, 2/1/2019	146,026
	Health Care REIT, Inc.
134,000	4.700%, 9/15/2017	143,866
	HSBC Holdings plc
121,000	6.375%, 3/29/2049[j]	124,933
	Hutchison Whampoa Finance CI, Ltd.
234,000	1.625%, 10/31/2017[f]	233,133
	Icahn Enterprises, LP
800,000	6.000%, 8/1/2020	841,160
	ING Bank NV
358,000	5.800%, 9/25/2023[f]	402,821
200,000	4.125%, 11/21/2023	207,740
	ING Capital Funding Trust III
144,000	3.875%, 12/29/2049[d,j]	144,000
	International Lease Finance Corporation
140,000	2.221%, 6/15/2016[d]	139,300
420,000	5.875%, 4/1/2019	456,750
	Intesa Sanpaolo SPA
68,000	3.875%, 1/16/2018	71,077
201,000	3.875%, 1/15/2019	211,288
	J.P. Morgan Chase & Company
138,000	6.300%, 4/23/2019	159,363
75,000	2.250%, 1/23/2020	74,790
276,000	7.900%, 4/29/2049[j]	293,940
775,000	6.750%, 8/29/2049[j]	846,532
	KeyCorp
223,000	2.300%, 12/13/2018	226,784
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[f]	60,040
	Lloyds Bank plc
105,000	0.791%, 3/16/2018[d]	105,118
	MetLife, Inc.
244,000	1.903%, 12/15/2017	245,753
	Mizuho Corporate Bank, Ltd.
191,000	1.550%, 10/17/2017[f]	190,730
	Morgan Stanley
238,000	6.625%, 4/1/2018	269,610
115,000	1.417%, 1/27/2020[d]	116,686
150,000	4.875%, 11/1/2022	162,499
	Murray Street Investment Trust I
386,000	4.647%, 3/9/2017	408,325
	National City Corporation
140,000	6.875%, 5/15/2019	163,987
	Nomura Holdings, Inc.
135,000	2.750%, 3/19/2019	137,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

81

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.2%)	Value
Financials (5.5%) - continued
	Realty Income Corporation
$191,000	2.000%, 1/31/2018	$192,808
	Regions Bank
250,000	7.500%, 5/15/2018	288,972
	Reinsurance Group of America, Inc.
305,000	5.625%, 3/15/2017	327,813
	Royal Bank of Scotland Group plc
134,000	1.213%, 3/31/2017[d]	134,091
358,000	7.640%, 3/29/2049[j]	392,010
358,000	7.648%, 8/29/2049[j]	456,450
	SLM Corporation
150,000	4.625%, 9/25/2017	152,625
	Societe Generale SA
207,000	5.750%, 4/20/2016[f]	215,035
	State Bank of India
375,000	3.622%, 4/17/2019[f]	388,257
	Sumitomo Mitsui Banking Corporation
360,000	1.300%, 1/10/2017	360,123
135,000	0.856%, 1/16/2018[d]	135,332
	Swiss RE Capital I, LP
202,000	6.854%, 5/29/2049[f,j]	211,090
	Synchrony Financial
363,000	1.875%, 8/15/2017	363,519
75,000	1.485%, 2/3/2020[d]	75,344
	UBS AG
250,000	2.375%, 8/14/2019	252,051
	USB Realty Corporation
60,000	1.422%, 12/29/2049[d,f,j]	54,600
	Ventas Realty, LP
134,000	1.250%, 4/17/2017	133,825
	Voya Financial, Inc.
210,000	2.900%, 2/15/2018	216,264
	Wells Fargo & Company
115,000	0.958%, 1/30/2020[d]	115,801

	Total	22,971,255

Foreign Government (7.8%)
	Bahama Government International Bond
200,000	5.750%, 1/16/2024[f]	216,500
	Brazil Government International Bond
745,000	4.875%, 1/22/2021	796,032
725,000	2.625%, 1/5/2023	662,288
1,875,000	5.000%, 1/27/2045	1,757,813
	Colombia Government International Bond
250,000	2.625%, 3/15/2023	235,000
910,000	4.000%, 2/26/2024	935,025
1,100,000	5.000%, 6/15/2045	1,111,000
	Costa Rica Government International Bond
375,000	7.000%, 4/4/2044[f]	385,312
1,830,000	7.158%, 3/12/2045[f]	1,898,625
	Croatia Government International Bond
1,275,000	6.625%, 7/14/2020[f]	1,419,636
	Export-Import Bank of Korea
110,000	2.250%, 1/21/2020	110,370
	Hungary Government International Bond
480,000	4.000%, 3/25/2019	501,000
1,450,000	5.750%, 11/22/2023	1,666,412
1,820,000	5.375%, 3/25/2024	2,044,952
	Indonesia Government International Bond
900,000	4.125%, 1/15/2025[f]	916,875
1,900,000	5.125%, 1/15/2045[f]	1,952,250
	Mexico Government International Bond
50,000	3.500%, 1/21/2021	51,975
1,120,000	4.000%, 10/2/2023	1,177,120
910,000	3.600%, 1/30/2025	922,740
1,160,000	4.600%, 1/23/2046	1,155,650
	Panama Government International Bond
725,000	4.000%, 9/22/2024	750,375
750,000	3.750%, 3/16/2025	759,375
	Peru Government International Bond
728,000	5.625%, 11/18/2050	875,420
	Philippines Government International Bond
50,000	4.200%, 1/21/2024	56,000
675,000	7.750%, 1/14/2031	1,009,125
850,000	3.950%, 1/20/2040	898,450
	Poland Government International Bond
239,000	4.000%, 1/22/2024	260,039
	Russian Government International Bond
1,820,000	4.875%, 9/16/2023[f,i]	1,783,600
	Slovenia Government International Bond
400,000	4.125%, 2/18/2019[f]	423,630
	South Africa Government International Bond
735,000	5.875%, 5/30/2022[i]	827,169
375,000	5.375%, 7/24/2044[i]	398,625
	Turkey Government International Bond
2,000,000	7.000%, 6/5/2020	2,303,800
1,450,000	4.250%, 4/14/2026[i]	1,409,458
728,000	4.875%, 4/16/2043	702,520

	Total	32,374,161

Mortgage-Backed Securities (8.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,250,000	3.000%, 5/1/2029[c]	2,355,117
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,450,000	4.000%, 5/1/2044[c]	2,614,380
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,300,000	3.500%, 5/1/2029[c]	1,380,031
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
11,800,000	3.500%, 5/1/2044[c]	12,362,343
9,662,500	4.000%, 5/1/2044[c]	10,325,099

The accompanying Notes to Financial Statements are an integral part of this schedule.

82

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.2%)	Value
Mortgage-Backed Securities (8.7%) - continued
$6,700,000	4.500%, 5/1/2045[c]	$7,292,007

	Total	36,328,977

Technology (1.1%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[f]	444,400
	Amkor Technology, Inc.
500,000	6.625%, 6/1/2021	516,250
	Baidu, Inc.
200,000	2.750%, 6/9/2019	202,093
	EMC Corporation
140,000	2.650%, 6/1/2020	143,463
	Fidelity National Information Services, Inc.
236,000	1.450%, 6/5/2017	235,722
	First Data Corporation
469,079	7.375%, 6/15/2019[f]	487,256
	Freescale Semiconductor, Inc.
500,000	6.000%, 1/15/2022[f]	540,250
	Iron Mountain, Inc.
469,079	6.000%, 8/15/2023	499,569
	Oracle Corporation
170,000	2.500%, 5/15/2022[c]	168,959
	Sensata Technologies BV
765,000	4.875%, 10/15/2023[f]	793,687
	Texas Instruments, Inc.
170,000	1.750%, 5/1/2020[c]	168,322
	Tyco Electronics Group SA
202,000	6.550%, 10/1/2017	225,510

	Total	4,425,481

Transportation (0.6%)
	Air Canada Pass Through Trust
65,000	3.875%, 3/15/2023[f]	65,163
	American Airlines Pass Through Trust
128,218	4.950%, 1/15/2023	139,757
	Avis Budget Car Rental, LLC
800,000	5.125%, 6/1/2022[f]	807,000
	Continental Airlines, Inc.
373,994	6.250%, 4/11/2020[i]	403,682
	Delta Air Lines, Inc.
240,000	6.750%, 5/23/2017	247,200
137,689	4.950%, 5/23/2019	147,930
115,888	4.750%, 5/7/2020	124,724
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[f]	199,934
	US Airways Pass Through Trust
388,352	3.950%, 11/15/2025	406,313

	Total	2,541,703

U.S. Government and Agencies (1.1%)
	U.S. Treasury Notes
4,310,000	1.875%, 6/30/2020	4,394,515

	Total	4,394,515

Utilities (1.7%)
	AES Corporation
469,079	7.375%, 7/1/2021	521,996
	Arizona Public Service Company
95,000	2.200%, 1/15/2020	95,654
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	242,823
	Calpine Corporation
675,000	5.375%, 1/15/2023	680,906
	Chesapeake Midstream Partners, LP
500,000	6.125%, 7/15/2022	537,500
	DTE Energy Company
242,000	2.400%, 12/1/2019	244,963
	Dynegy Finance I, Inc.
775,000	7.375%, 11/1/2022[f]	825,375
	EDP Finance BV
242,000	4.125%, 1/15/2020[f]	249,986
	El Paso Corporation
122,000	7.000%, 6/15/2017	133,804
	Electricite de France SA
400,000	5.250%, 12/29/2049[f,j]	419,000
358,000	5.625%, 12/29/2049[f,j]	379,659
	Enterprise Products Operating, LLC
450,000	7.000%, 6/1/2067	456,750
	Eversource Energy
80,000	1.600%, 1/15/2018	80,286
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	153,677
70,000	2.950%, 1/15/2020	71,110
	NiSource Finance Corporation
242,000	6.400%, 3/15/2018	274,617
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	493,706
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	147,581
	PG&E Corporation
136,000	2.400%, 3/1/2019	137,397
	Sempra Energy
244,000	6.150%, 6/15/2018	276,335
75,000	2.400%, 3/15/2020	75,497
	Southern California Edison Company
55,000	2.400%, 2/1/2022	54,810
	Transelec SA
375,000	4.250%, 1/14/2025[f]	388,404
	Williams Companies, Inc.
238,000	7.875%, 9/1/2021	274,359

	Total	7,216,195

	Total Long-Term Fixed Income (cost $216,570,294)	217,338,796

Shares	Common Stock (6.8%)	Value
Financials (6.8%)
184,069	Aberdeen Asia-Pacific Income Fund, Inc.	1,021,583
34,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	560,280
130,900	Apollo Investment Corporation	1,047,200
60,250	Ares Capital Corporation	1,025,455
38,500	BlackRock Resources & Commodities Strategy Trust	381,150
34,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	643,620
57,050	Doubleline Income Solutions Fund	1,169,525

The accompanying Notes to Financial Statements are an integral part of this schedule.

83

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (6.8%)	Value
Financials (6.8%) - continued
29,204	First Trust High Income Long/Short Fund	$483,326
17,000	Guggenheim Multi-Asset Income ETF	384,370
79,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	923,790
107,280	iShares J.P. Morgan USD Emerging Markets Bond ETF[i]	12,135,514
171,926	MFS Intermediate Income Trust	835,560
105,022	Nuveen Quality Preferred Income Fund II	971,453
61,304	PIMCO Dynamic Credit Income Fund	1,295,354
51,300	Solar Capital, Ltd.	1,013,688
141,898	Templeton Global Income Fund	1,038,693
22,645	Vanguard Short-Term Corporate Bond ETF	1,814,544
64,671	Western Asset Emerging Markets Debt Fund, Inc.	1,057,371
100,767	Western Asset High Income Opportunity Fund, Inc.	543,134

	Total	28,345,610

	Total Common Stock (cost $28,252,308)	28,345,610

Shares	Preferred Stock (1.7%)	Value
Financials (1.5%)
17,900	Affiliated Managers Group, Inc., 5.250%	454,839
5,370	Agribank FCB, 6.875%[j]	561,668
4,400	Allstate Corporation, 5.100%	115,060
322	Bank of America Corporation, Convertible, 7.250%[j]	373,198
28,995	Citigroup, Inc., 6.875%[j]	789,244
10,000	Discover Financial Services, 6.500%[j]	257,600
6,965	Farm Credit Bank of Texas, 6.750%[f,j]	719,790
20,600	Goldman Sachs Group, Inc., 5.500%[j]	511,704
19,675	HSBC USA, Inc., 6.500%[j]	501,319
580	M&T Bank Corporation, 6.375%[j]	593,231
14,300	Morgan Stanley, 7.125%[j]	405,405
9,666	U.S. Bancorp 6.500%[j]	287,853
358	Wells Fargo & Company, Convertible, 7.500%[j]	436,313

	Total	6,007,224

Materials (0.1%)
14,320	CHS, Inc., 7.100%[j]	382,201

	Total	382,201

Utilities (0.1%)
5,362	Southern California Edison Company, 4.130%[j]	540,389

	Total	540,389

	Total Preferred Stock (cost $6,666,875)	6,929,814

Shares	Collateral Held for Securities Loaned (4.2%)	Value
17,578,170	Thrivent Cash Management Trust	17,578,170

	Total Collateral Held for Securities Loaned (cost $17,578,170)	17,578,170

Shares or Principal Amount	Short-Term Investments (14.8%)[k]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.060%, 6/17/2015[l]	199,985
100,000	0.064%, 6/19/2015[l]	99,991
200,000	0.060%, 7/6/2015[l]	199,978
	Thrivent Cash Management Trust
61,263,551	0.070%	61,263,551

	Total Short-Term Investments (at amortized cost)	61,763,505

	Total Investments (cost $471,973,833) 113.0%	$470,680,723

	Other Assets and Liabilities, Net (13.0%)	(54,056,508)

	Total Net Assets 100.0%	$416,624,215

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $45,173,125 or 10.8% of total net assets.

g

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

h	All or a portion of the security is insured or guaranteed.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At April 30, 2015, $499,954 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Fund owned as of April 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this schedule.

84

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	7/30/2014	$524,104
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	11/12/2014	374,813
Inmet Mining Corporation, 6/1/2020	8/19/2013	83
JBS Finance II, Ltd., 1/29/2018	8/19/2013	486,934
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	887,123
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,528,134

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

85

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (86.4%)	Value
Australia (2.7%)
103,719	Beach Energy, Ltd.	$90,470
181,278	BHP Billiton, Ltd.	4,629,195
13,729	BT Investment Management, Ltd.	103,351
77,903	Cabcharge Australia, Ltd.	277,552
43,154	Caltex Australia, Ltd.	1,203,563
27,488	Charter Hall Group	111,040
619,656	CSR, Ltd.	1,780,919
30,920	Domino’s Pizza Enterprises, Ltd.	889,902
153,169	Downer EDI, Ltd.	532,620
310,834	Echo Entertainment Group, Ltd.	1,109,854
48,429	Evolution Mining Limited	38,644
20,065	Genworth Mortgage Insurance Australia, Ltd.	52,999
20,221	GUD Holdings, Ltd.	126,356
741,734	Incitec Pivot, Ltd.	2,329,437
148,821	Independence Group NL	694,439
6,545	JB Hi-Fi, Ltd.	101,101
121,162	M2 Telecommunications Group, Ltd.	1,048,516
32,736	Macquarie Group, Ltd.	2,005,821
22,053	Magellan Financial Group, Ltd.	346,111
43,222	National Australia Bank, Ltd.	1,251,513
270,525	Northern Star Resources, Ltd.	481,104
134,385	Nufarm, Ltd.	770,212
37,046	OZ Minerals, Ltd.	136,381
20,835	Premier Investments, Ltd.	209,952
46,344	Ramsay Health Care, Ltd.	2,284,591
31,592	RCR Tomlinson, Ltd.	46,737
9,915	Sandfire Resources NL	38,362
578,497	Sigma Pharmaceuticals, Ltd.	396,628
10,259	Sirtex Medical, Ltd.	171,434
2,736	Slater & Gordon, Ltd.	13,700

	Total	23,272,504

Austria (0.9%)
80,236	AMS AG	4,362,220
6,916	Austria Technologie & Systemtechnik AG	109,801
24,581	CA Immobilien Anlagen AG	446,095
3,407	Flughafen Wien Aktiengesellschaft	306,044
1,236	Lenzing AG	84,215
277	Mayr-Melnhof Karton AG	32,176
9,799	Osterreichische Post AG	476,917
3,538	S IMMO AGa	33,100
41,544	Voestalpine AG	1,739,368

	Total	7,589,936

Belgium (0.9%)
42,597	Anheuser-Busch InBev NV	5,186,119
587	Arseus NV	25,945
15,442	bpost SA	442,854
16,054	Delhaize Group SA	1,292,355
1,564	Galapagos NVa	65,979
4,375	Kinepolis Group NV	169,726
7,712	Melexis NV	476,103
2,999	Tessenderlo Chemie NVa	98,709

	Total	7,757,790

Bermuda (0.8%)
116,456	Catlin Group, Ltd.[b]	1,254,949
92,775	Jardine Matheson Holdings, Ltd.	5,731,912
10,000	Orient Overseas International, Ltd.	61,375

	Total	7,048,236

Brazil (1.5%)
388,078	Banco Bradesco SA ADR	4,148,554
50,000	Lojas Renner SA	1,746,129
67,707	Multiplan Empreendimentos Imobiliarios SA	1,179,780
129,895	Souza Cruz SA	1,146,785
151,412	Ultrapar Participacoes SA	3,466,000
153,032	Vale SA ADR[c]	1,175,286

	Total	12,862,534

Canada (3.1%)
82,712	Alimentation Couche-Tard, Inc.	3,165,885
236,400	Bankers Petroleum, Ltd.[a]	703,420
56,871	Brookfield Asset Management, Inc.	3,062,502
56,848	Canadian National Railway Company	3,670,501
5,100	Constellation Software, Inc.[a]	1,522
5,100	Constellation Software, Inc.	1,999,420
26,100	Dollarama, Inc.	1,498,722
42,697	Entertainment One, Ltd.	205,683
78,753	Metro, Inc.	2,276,755
76,178	Royal Bank of Canada	5,058,118
33,400	Toronto-Dominion Bank	1,541,964
50,716	Transcanada Corporation	2,353,996
92,794	Whitecap Resources, Inc.	1,149,830

	Total	26,688,318

Cayman Islands (<0.1%)
66,000	Xinyi Glass Holdings Company, Ltd.	43,982

	Total	43,982

Chile (0.2%)
73,146	Banco Santander Chile SA ADR	1,595,314

	Total	1,595,314

China (0.9%)
812,000	FIH Mobile, Ltd.[a]	433,734
2,630,603	Lenovo Group, Ltd.	4,523,506
2,005,000	PetroChina Company, Ltd.	2,585,977

	Total	7,543,217

Denmark (1.9%)
880	A P Moller - Maersk AS	1,746,434
3,747	Aktieselskabet Schouw & Company	192,158
1,362	Bavarian Nordic ASa	63,824
179,720	Danske Bank AS	5,096,983
1,204	DFDS AS	134,729
5,293	NKT Holding AS	335,894
105,099	Novo Nordisk AS	5,900,329
13,777	Pandora AS	1,424,012
82	Per Aarsleff AS	23,014
7,475	Royal Unibrew AS	1,430,998
3,228	SimCorp AS	111,656

	Total	16,460,031

Faroe Islands (0.1%)
23,210	Bakkafrost PF	545,062

	Total	545,062

Finland (0.4%)
3,648	Huhtamaki Oyj	116,619
6,818	Kesko Oyj	278,576
19,421	Metsa Board Oyj	114,749
61,950	Sponda Oyj	270,927

The accompanying Notes to Financial Statements are an integral part of this schedule.

86

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (86.4%)	Value
Finland (0.4%) - continued
204,283	Stora Enso Oyj	$2,149,728
4,191	Tieto Oyj	100,502
15,098	Valmet Oyj	174,977

	Total	3,206,078

France (6.4%)
5,061	ABC Arbitrage	28,357
33,144	Air France-KLM[a]	285,731
1,835	Alten SA	89,571
6,158	Assystem	134,142
241,591	AXA SA	6,108,840
13,809	Belvedere SAa	272,276
3,713	Boiron SA	414,288
75,688	Cap Gemini SA	6,743,471
3,238	Cegid Group	141,891
25,311	Christian Dior SE	4,948,332
138,103	Compagnie de Saint-Gobain	6,276,385
33,056	Danone SA	2,392,006
1,840	Euler Hermes Group	201,440
3,380	Gameloft SEa	17,873
192,775	GDF Suez	3,922,282
834	Guerbet	35,445
51,490	Havas SA	430,148
10,485	Ingenico	1,315,582
7,577	Ipsen SA	435,133
14,460	Ipsos SA	426,564
26,019	Mercialys SA	646,538
27,357	Metropole Television SA	570,964
300,395	Natixis	2,486,512
83,390	Orange SA	1,373,546
10,800	Plastic Omnium SA	300,742
803	Rallye SA	29,998
17,388	Renault SA	1,829,527
32,450	Safran SA	2,371,037
9,751	Saft Groupe SA	388,904
1,012	Societe de la Tour Eiffel[a]	60,328
1,012	Societe de la Tour Eiffel - Warrants[a,b]	1,486
147,647	Technicolor SAa	1,001,720
33,447	Thales SA	2,036,116
78,350	Total SA	4,242,654
88,152	UbiSoft Entertainment SAa	1,625,504
11,800	Valeo SA	1,891,775
3,676	Valneva SEa	16,053
2,936	Vicat SA	211,706

	Total	55,704,867

Germany (4.5%)
1,926	Aurubis AG	121,702
16,856	Bayer AGa	2,426,130
991	Biotest AG	83,127
46,008	Borussia Dortmund GmbH & Company KGaA	176,437
4,714	Centrotec Sustainable AG	75,274
4,892	CTS Eventim AG & Company KGaA	167,399
106,494	Daimler AG	10,239,064
10,571	Deutsche Beteiligungs AG	351,877
15,445	Deutsche EuroShop AG	768,842
101,129	Deutsche Post AG	3,330,005
22,799	Deutz AG	110,352
3,528	DIC Asset AG	35,536
1,241	DMG Mori Seiki AG	43,543
10,174	Draegerwerk AG & Company KGaA	1,180,659
34,434	Duerr AG	3,524,588
40,322	Fresenius SE & Company KGaA	2,398,877
16,170	Gerresheimer AG	915,170
10,451	Grammer AG	401,383
3,427	Hamburger Hafen und Logistik AG	75,586
3,587	Homag Group AG	140,928
149,126	Infineon Technologies AG	1,753,238
5,692	Krones AG	628,177
17,609	KUKA AG	1,250,969
912	Nemetschek AG	118,559
13,975	Nordex SEa	299,116
895	R. Stahl AG	40,057
64,377	Rhoen-Klinikum AG	1,782,292
10,120	Siemens AG	1,100,874
6,654	Software AG	192,093
943	STRATEC Biomedical AG	47,278
7,902	Takkt AG	143,965
187,975	ThyssenKrupp AG	4,994,397
2,982	Wacker Neuson SE	76,540
1,106	XING AG	182,750

	Total	39,176,784

Hong Kong (3.3%)
613,400	AIA Group, Ltd.	4,079,406
427,000	Brightoil Petroleum Holdings, Ltd.[a]	136,071
83,000	Cheung Kong Holdings, Ltd.	1,800,451
277,500	China Mobile, Ltd.	3,963,611
60,669	Dah Sing Financial Holdings, Ltd.	425,933
76,840	Dickson Concepts, Ltd.	33,171
165,000	Emperor Entertainment Hotel, Ltd.	38,533
220,000	Emperor International Holdings, Ltd.	54,394
42,800	Esprit Holdings, Ltd.	40,548
228,000	Giordano International, Ltd.	114,139
332,000	Global Brands Group Holding, Ltd.[a]	67,912
663,000	Hang Lung Group, Ltd.	3,510,197
86,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	39,779
337,175	Hutchison Whampoa, Ltd.	4,968,084
1,968,752	New World Development Company, Ltd.	2,611,276
398,000	NewOcean Energy Holdings, Ltd.	221,616
1,796,000	PCCW, Ltd.	1,195,706
161,000	Samson Holding, Ltd.	23,421
418,000	Shun Tak Holdings, Ltd.	242,725
46,500	SmarTone Telecommunications Holdings, Ltd.	84,729
26,000	Sun Hung Kai & Company, Ltd.	27,041
62,000	Sunlight Real Estate Investment Trust	31,313
150,500	Swire Pacific, Ltd., Class A	2,029,830
270,000	Swire Pacific, Ltd., Class B	682,561
166,950	Swire Properties, Ltd.	573,565
30,000	Texwinca Holdings, Ltd.	29,092
582,000	Truly International Holdings, Ltd.	274,835
648,000	United Laboratories International Holdings[a]	437,154
1,700	VTech Holdings, Ltd.	23,640
200,000	Wheelock and Company, Ltd.	1,126,186

	Total	28,886,919

Hungary (0.1%)
70,010	Richter Gedeon Nyrt	1,175,364

	Total	1,175,364

India (2.0%)
9,500	Grasim Industries, Ltd.	536,375
43,779	Hero Motocorp, Ltd.	1,603,573
129,000	Hindustan Unilever, Ltd.	1,726,075

The accompanying Notes to Financial Statements are an integral part of this schedule.

87

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (86.4%)	Value
India (2.0%) - continued
196,191	Housing Development Finance Corporation	$3,608,563
337,000	ICICI Bank, Ltd.	1,760,604
29,221	ICICI Bank, Ltd. ADR	319,386
88,000	Infosys, Ltd.	2,686,177
494,864	ITC, Ltd.	2,511,524
52,428	Ultra Tech Cement, Ltd.	2,203,163

	Total	16,955,440

Indonesia (0.4%)
6,373,300	Astra International Tbk PT	3,353,835
44,900	Indocement Tunggal Prakarsa Tbk PT	72,510

	Total	3,426,345

Ireland (0.7%)
82,798	Aer Lingus Group plc	215,690
101,894	Beazley plc	438,201
47,034	CRH plc	1,321,547
18,366	DCC plc	1,168,320
6,361	Grafton Group plc	80,273
251,717	Henderson Group plc	1,074,070
59,466	Smurfit Kappa Group plc	1,820,642
29,097	United Drug plc	237,834

	Total	6,356,577

Israel (0.6%)
22,726	Delek Automotive Systems, Ltd.	276,012
355	Elbit Systems, Ltd.	28,092
337,194	Israel Chemicals, Ltd.	2,359,250
868	Melisron, Ltd.	33,282
57,671	Oil Refineries, Ltd.[a]	20,607
88	Paz Oil Company, Ltd.	13,443
37,795	Plus500, Ltd.	435,403
35,974	Teva Pharmaceutical Industries, Ltd. ADR	2,173,549

	Total	5,339,638

Italy (3.0%)
7,919	Acea SPA	106,621
7,190	Amplifon SPA	56,003
245,535	Assicurazioni Generali SPA	4,797,558
21,183	ASTM SPA	301,168
20,322	Banca IFIS SPA	416,958
152,015	Banca Popolare di Milano SCRL[a]	156,641
9,749	Banca Popolare di Sondrio SCARL	44,246
3,090	Brembo SPA	123,608
36,756	Cementir Holding SPA	259,198
29,491	Credito Emiliano SPA	246,017
7,979	DiaSorin SPA	364,820
420,754	Enel SPA	1,994,353
139,612	Eni SPA	2,678,580
41,989	ERG SPA	604,901
87,064	Immobiliare Grande Distribuzione SPA	85,668
8,990	Industria Macchine Automatiche SPA	457,737
2,429,632	Intesa Sanpaolo SPA	8,162,364
1,848	MARR SPA	37,121
220,003	Mediaset SPA[a]	1,130,732
148,894	Recordati SPA	2,966,843
1,433	Reply SPA[a]	153,370
5,802	Salini Impregilo SPA[a]	25,317
14,621	Saras SPA[a]	28,349
84,196	Societa Cattolica di Assicurazioni SCRL	719,312
10,479	Societa Iniziative Autostradali e Servizi SPA	121,026
14,535	Sogefi SPA[a]	48,538
26,094	Sorin SPA[a]	82,625
5,279	Tamburi Investment Partners SPA	20,954

	Total	26,190,628

Japan (16.8%)
22,700	Accordia Golf Company, Ltd.	230,873
31,500	Aderans Company, Ltd.	297,078
109	Advance Residence Investment Corporation	257,161
90	AEON REIT Investment Corporation	124,412
3,300	Aisan Industry Company, Ltd.	31,064
8,300	Alpen Company, Ltd.	135,619
113,200	Alpine Electronics, Inc.	2,300,373
75,300	Alps Electric Company, Ltd.	1,870,483
5,700	AOKI Holdings, Inc.	79,008
14,000	Aoyama Trading Company, Ltd.	484,235
9,300	Arcs Company, Ltd.	194,579
3,500	Artnature, Inc.	32,557
19,400	ASKA Pharmaceutical Company, Ltd.	193,536
37,348	Avex Group Holdings, Inc.	576,417
96,000	Bridgestone Corporation	4,020,834
1,600	C. Uyemura & Company, Ltd.	79,296
12,900	Canon Marketing Japan, Inc.	242,323
3,100	Cawachi, Ltd.	49,767
19,000	Central Glass Company, Ltd.	87,299
17,900	Century Tokyo Leasing Corporation	565,189
7,900	Chiyoda Integre Company, Ltd.	196,151
26,000	Chugoku Marine Paints, Ltd.	225,279
3,200	CKD Corporation	29,324
16,900	Coca-Cola West Company, Ltd.	268,877
5,300	Cocokara Fine, Inc.	161,684
39,100	COMSYS Holdings Corporation	544,732
10,900	Daido Metal Company, Ltd.	118,289
14,158	Daiichikosho Company, Ltd.	456,620
7	Daiwa Office Investment Corporation	36,845
506,189	Daiwa Securities Group, Inc.	4,199,251
47,000	Daiwabo Holdings Company, Ltd.	78,353
69,000	DCM Holdings Company, Ltd.	575,432
21,000	Denki Kagaku Kogyo KK	85,747
26,900	Doutor Nichires Holdings Company, Ltd.	508,090
12,900	DTS Corporation	262,550
2,900	Dydo Drinco, Inc.	119,974
89,600	EDION Corporation	653,979
6,718	EIZO Corporation	149,020
23,427	Fancl Corporation	304,601
17,800	Foster Electric Company, Ltd.	460,622
63	Frontier Real Estate Investment Corporation	308,066
278,000	Fuji Electric Company, Ltd.	1,311,021
69,700	Fuji Heavy Industries, Ltd.	2,330,769
42,816	Fuji Machine Manufacturing Company, Ltd.	528,338
12,400	Fuji Soft, Inc.	252,105
49,800	FUJIFILM Holdings NPV	1,875,818
104,000	Fujikura, Ltd.	495,337
3,200	Fujitec Company, Ltd.	34,795
17,000	Fukuyama Transporting Company, Ltd.	96,329
37,700	Funai Electric Company, Ltd.	445,373
6,400	Fuyo General Lease Company, Ltd.	261,788
2,000	Geo Holdings Corporation	21,723
218	Global One Real Estate Investment Corporation	767,747

The accompanying Notes to Financial Statements are an integral part of this schedule.

88

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (86.4%)	Value
Japan (16.8%) - continued
38,500	Gree, Inc.	$248,574
13,300	G-Tekt Corporation	127,933
296	Hankyu REIT, Inc.	376,611
5,400	Happinet Corporation	62,259
2,500	Heiwa Corporation	52,124
5,300	Heiwa Real Estate Company, Ltd.	71,930
38,200	Hitachi Capital Corporation	865,427
18,900	Hitachi Transport System, Ltd.	304,807
16,400	Hokuetsu Kishu Paper Company, Ltd.	89,209
17,800	IBJ Leasing Company, Ltd.	398,033
294	Ichigo Real Estate Investment Corporation	220,435
6,300	INES Corporation	59,770
47,700	IT Holdings Corporation	939,304
53,000	Jaccs Company, Ltd.	278,243
25,840	JAFCO Company, Ltd.	968,192
58,400	Japan Airlines Company, Ltd.	1,947,184
5,600	Japan Digital Laboratory Company, Ltd.	85,285
51	Japan Logistics Fund, Inc.	108,151
8,400	Japan Petroleum Exploration Company, Ltd.	323,361
21,000	Japan Securities Finance Company, Ltd.	137,416
22,778	Japan Vilene Company, Ltd.	114,450
54,700	JFE Holdings, Inc.	1,234,845
16,000	J-Oil Mills, Inc.	54,097
48,900	Kadokawa Dwango Corporation	769,703
47,800	Kao Corporation	2,289,096
26,000	Kato Works Company, Ltd.	166,530
253,000	Kawasaki Heavy Industries, Ltd.	1,303,926
379,000	Kawasaki Kisen Kaisha, Ltd.	979,000
160,800	KDDI Corporation	3,804,905
7,700	Keihin Corporation	126,123
21,300	Kissei Pharmaceutical Company, Ltd.	632,205
82,500	KITZ Corporation	418,399
15,600	KOA Corporation	159,798
715,000	Kobe Steel, Ltd.	1,299,576
17,979	Koei Tecmo Holdings Company, Ltd.	272,430
30,200	Kohnan Shoji Company, Ltd.	336,846
39,400	Kokuyo Company, Ltd.	359,904
11,400	Konoike Transport Company, Ltd.	121,896
43,000	Kureha Corporation	196,795
11,200	KYORIN Holdings, Inc.	257,620
44,200	Kyowa Exeo Corporation	515,658
424,509	Leopalace21 Corporation[a]	2,448,338
206,498	LIXIL Group Corporation	4,304,149
4,800	Macnica Fuji Electronics Holdings, Inc.[a]	59,136
25,000	Maeda Road Construction Company, Ltd.	412,015
700	Mandom Corporation	26,981
21,000	Marudai Food Company, Ltd.	75,589
7,900	Marusan Securities Company, Ltd.	78,918
2,900	Maruwa Company, Ltd.	65,710
8,278	Matsumotokiyoshi Holdings Company, Ltd.	301,410
5,800	Megmilk Snow Brand Company, Ltd.	69,549
13,400	Melco Holdings, Inc.	276,449
170	MID REIT, Inc.	502,607
2,700	Ministop Company, Ltd.	40,033
13,600	MIRAIT Holdings Corporation	153,690
29,600	Mito Securities Company, Ltd.	111,099
166,800	Mitsubishi UFJ Financial Group, Inc.	1,185,006
1,485,755	Mitsui Chemicals, Inc.	4,911,894
13,100	Mitsui High-tec, Inc.	98,567
104,000	Morinaga Milk Industry Company, Ltd.	385,379
200,590	MS and AD Insurance Group Holdings, Inc.	5,740,293
16,600	Murata Manufacturing Company, Ltd.	2,339,174
19,100	NEC Networks & System Integration Corporation	409,292
87,100	Net One Systems Company, Ltd.	625,544
11,000	NICHIAS Corporation	66,376
9,400	Nichi-iko Pharmaceutical Company, Ltd.	197,877
2,100	Nifty Corporation	26,747
96,000	NIPPO Corporation	1,605,509
44,000	Nippon Chemi-Con Corporation	132,674
20,000	Nippon Flour Mills Company, Ltd.	98,685
145,200	Nippon Light Metal Holdings Company, Ltd.	224,937
67,000	Nippon Meat Packers, Inc.	1,463,854
57,900	Nippon Paper Industries Company, Ltd.	1,009,665
4,000	Nippon Road Company, Ltd.	21,582
3,494,282	Nippon Sheet Glass Company[a]	3,539,795
3,100	Nippon Signal Company, Ltd.	29,686
7,000	Nippon Synthetic Chemical Industry Company, Ltd.	48,990
34,000	Nippon Thompson Company, Ltd.	193,707
2,486,785	Nippon Yusen Kabushiki Kaisha	7,817,221
593,775	Nissan Motor Company, Ltd.	6,163,794
8,600	Nissha Printing Company, Ltd.	166,529
52,000	Nisshin Oillio Group, Ltd.	191,233
30,900	Nissin Electric Company, Ltd.	202,396
9,900	Nitto Kogyo Corporation	179,214
519	Nomura Real Estate Master Fund, Inc.	675,205
67	Nomura Real Estate Office Fund, Inc.	307,972
44	Nomura Real Estate Residential Fund, Inc.	248,850
2,400	NSD Company, Ltd.	34,798
4,700	Ohsho Food Service Corporation	166,975
37,700	Otsuka Holdings Company, Ltd.	1,189,984
21,400	Paltac Corporation	306,613
6,600	Paramount Bed Holdings Company, Ltd.	178,828
7,300	Parco Company, Ltd.	69,163
15,400	Plenus Company, Ltd.	300,758
8,600	Pola Orbis Holdings, Inc.	446,222
10,962	Riso Kagaku Corporation	181,445
51,971	ROHTO Pharmaceutical Company, Ltd.	741,991
4,200	Roland DG Corporation	112,425
40,400	Round One Corporation	214,064
11,000	Ryobi, Ltd.	35,917
800	Ryosan Company, Ltd.	19,052
7,000	Saint Marc Holdings Company, Ltd.	235,446
13,000	Sakai Chemical Industry Company, Ltd.	42,903
3,700	San-A Company, Ltd.	154,722
13,500	Sankyo Tateyama, Inc.	252,320
176,000	Sankyu, Inc.	825,429
29,000	Sanyo Special Steel Company, Ltd.	140,339
33,100	Seino Holdings Company, Ltd.	379,952
170	Sekisui House SI Investment Corporation	189,067
98,300	Sekisui House, Ltd.	1,523,715
60,000	SENKO Company, Ltd.	378,847
8,400	Senshu Ikeda Holdings, Inc.	37,282
39,000	Shindengen Electric Manufacturing Company, Ltd.	199,692

The accompanying Notes to Financial Statements are an integral part of this schedule.

89

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (86.4%)	Value
Japan (16.8%) - continued
7,300	Shinko Electric Industries Company, Ltd.	$58,335
36,000	SMK Corporation	149,103
6,000	Sumitomo Bakelite Company, Ltd	27,354
464,695	Sumitomo Corporation	5,486,991
5,300	Sumitomo Densetsu Company, Ltd.	63,965
319,000	Sumitomo Heavy Industries, Ltd.	1,981,948
34,600	Sumitomo Mitsui Financial Group, Inc.	1,510,795
1,474,210	Sumitomo Mitsui Trust Holdings, Inc.	6,489,381
23,000	Sumitomo Seika Chemicals Company, Ltd.	172,772
21,000	Tamron Company, Ltd.	496,136
31,700	TDK Corporation	2,283,422
49,000	Toagosei Company, Ltd.	217,454
2,300	TOCALO Company, Ltd.	45,160
14,000	Toei Company, Ltd.	103,186
30,400	Toho Holdings Company, Ltd.	529,387
32,000	Tokai Carbon Company, Ltd.	93,792
400	Token Corporation	20,249
57,000	Tokio Marine Holdings, Inc.	2,323,645
246,000	Tokuyama Corporation[a]	547,302
36,000	Tokyo Seimitsu Company, Ltd.	775,955
119	Tokyu REIT, Inc.	160,265
117	Top REIT, Inc.	504,701
25,900	Toppan Forms Company, Ltd.	310,441
2,400	Torii Pharmaceutical Company, Ltd.	63,488
47,000	Towa Bank, Ltd.	40,818
10,200	Towa Pharmaceutical Company, Ltd.	539,405
20,000	Toyo Ink SC Holdings Company, Ltd.	95,233
82,000	Toyota Motor Corporation	5,707,949
9,000	Tsubakimoto Chain Company	73,681
7,900	Tsumura & Company	185,123
22,600	TV Asahi Holdings Corporation	417,021
249,000	Ube Industries, Ltd.	413,101
18,700	Wakita & Company, Ltd.	186,463
5,200	Warabeya Nichiyo Company, Ltd.	116,443
30,900	West Japan Railway Company	1,711,349

	Total	144,587,864

Jersey (0.8%)
35,434	Redefine International plc	31,900
298,400	WPP plc	6,959,090

	Total	6,990,990

Luxembourg (0.2%)
6,933	Oriflame Cosmetics SA	119,720
65,000	Tenaris SA ADR[c]	1,998,750

	Total	2,118,470

Malaysia (0.1%)
255,475	CIMB Group Holdings Berhad	422,630
135,500	Public Bank Berhad	741,132

	Total	1,163,762

Mexico (1.1%)
42,000	Fomento Economico Mexicano SAB de CV ADR[a]	3,800,580
12,100	Grupo Aeroportuario del Sureste SAB de CV ADR[a]	1,749,297
582,813	Grupo Financiero Banorte SAB de CV ADR	3,306,102
271,000	Organizacion Soriana SAB de CV	663,104

	Total	9,519,083

Netherlands (3.3%)
1,012,100	Aegon NV	7,985,382
2,604	ASM International NV	126,429
34,440	ASML Holding NV	3,706,195
27,029	BE Semiconductor Industries NV	770,932
46,047	BinckBank NV	461,519
4,158	Eurocommercial Properties NV	189,999
8,190	Euronext NV	343,823
40,548	Heineken NV	3,194,294
100,829	Koninklijke DSM NV	5,750,347
3,758	NSI NV	17,650
6,296	TKH Group NV	233,622
93,814	Unilever NV	4,092,228
7,035	Vastned Retail NV	343,530
4,676	Wereldhave NV	300,151
39,503	Wolters Kluwer NV	1,279,802

	Total	28,795,903

New Zealand (0.1%)
437,851	Air New Zealand, Ltd.	899,798
37,198	Summerset Group Holdings, Ltd.	98,404

	Total	998,202

Norway (0.7%)
39,633	Austevoll Seafood ASA	230,513
6,958	Avance Gas Holdings, Ltd.	109,845
28,887	Borregaard ASA	223,341
58,785	DnB ASA	1,044,328
212,614	Kongsberg Automotive ASA[a]	176,879
12,614	Leroy Seafood Group ASA	418,489
13,365	Norwegian Property ASA[a]	18,016
24,436	SalMar ASA	396,729
17,538	SpareBank 1 SMN	156,663
74,813	Statoil ASA	1,586,064
73,777	Storebrand ASA[a]	260,853
31,780	Yara International ASA	1,628,326

	Total	6,250,046

Philippines (0.6%)
3,348,500	Ayala Land, Inc.	2,896,919
834,364	Bank of the Philippine Islands	1,895,063

	Total	4,791,982

Poland (0.3%)
42,805	Bank Pekao SA	2,224,951

	Total	2,224,951

Portugal (0.4%)
13,747	Altri SGPS SA	58,958
2,978,379	Banco Espirito Santo SAa,b	334
80,982	CTT-Correios de Portugal SA	913,395
105,827	Jeronimo Martins SGPS SA	1,543,743
97,175	Portucel SA	475,421
52,177	Zon Optimus SGPS SA	380,044

	Total	3,371,895

Russia (0.7%)
61,500	Lukoil ADR	3,146,064
13,197	Magnit PJSC	2,886,705

	Total	6,032,769

Singapore (0.7%)
167,000	DBS Group Holdings, Ltd.	2,653,693

The accompanying Notes to Financial Statements are an integral part of this schedule.

90

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (86.4%)	Value
Singapore (0.7%) - continued
93,900	Indofood Agri Resources, Ltd.	$51,610
41,000	Jardine Cycle & Carriage, Ltd.	1,249,320
1,991	REC Solar ASA[a]	26,971
146,100	United Engineers, Ltd.	292,597
51,100	Venture Corporation, Ltd.	325,896
132,800	Wing Tai Holdings, Ltd.	196,509
955,000	Yangzijiang Shipbuilding Holdings, Ltd.	1,054,614

	Total	5,851,210

South Africa (0.6%)
108,890	Massmart Holdings, Ltd.	1,369,231
6,103	Mota-Engil Africa NVa	47,850
79,659	MTN Group, Ltd.	1,599,468
319,000	Truworths International, Ltd.	2,325,001

	Total	5,341,550

South Korea (1.4%)
8,003	E-Mart Company, Ltd.	1,648,739
22,733	Hyundai Motor Company	3,567,741
93,125	KB Financial Group, Inc.	3,551,258
15,725	POSCO	3,704,238

	Total	12,471,976

Spain (2.4%)
39,650	Actividades de Construccion y Servicios SA	1,397,099
10,333	Almirall SAa	194,825
995,537	Banco Popular Espanol SA	5,179,841
637,057	Banco Santander SA	4,816,521
4,580	CIE Automotive SA	69,600
95,560	Ebro Foods SA	1,853,691
50,755	Ence Energia y Celulosa SA	183,077
6,379	Faes Farma SA	16,485
32,389	Gamesa Corporacion Tecnologia SAa	433,119
67,049	Gas Natural SDG SA	1,648,609
6,133	Hispania Activos Inmobiliarios SAa	87,458
617,587	Iberdrola SA	4,133,693
11,906	Lar Espana Real Estate SOCIMI SAa	140,371
4,443	Let’s GOWEX SAa,b	0
77,122	Mediaset Espana Comunicacion SAa	1,045,364

	Total	21,199,753

Sweden (2.6%)
12,060	Axfood AB	190,520
15,106	Bilia AB	536,350
50,359	BillerudKorsnas AB	871,720
3,813	BioGaia AB	104,323
86,866	Boliden AB	1,887,222
8,251	Clas Ohlson AB	141,587
10,115	Dios Fastigheter AB	78,780
8,147	Fabege AB	124,191
3,849	Gunnebo AB	19,168
10,541	Haldex AB	157,518
2,008	Hexpol AB	215,180
5,669	Holmen AB	187,576
7,124	Industrial and Financial Systems	246,205
14,997	Intrum Justitia AB	472,288
56,961	Investor AB	2,321,032
22,686	JM AB	674,954
61,749	Loomis AB	1,979,021
9,681	Modern Times Group AB	321,944
21,359	NCC AB	700,446
2,133	Net Entertainment NE ABa	80,646
26,800	Nobia AB	289,922
12,299	Nolato AB	295,227
74,762	Skanska AB	1,663,692
70,221	SKF AB	1,715,151
56,778	Swedbank AB	1,320,241
456,965	Volvo AB	6,313,066

	Total	22,907,970

Switzerland (7.3%)
74,710	Adecco SA	6,088,621
24,736	Aryzta AG	1,669,114
9,727	Ascom Holding AG	173,183
3,051	Autoneum Holding AG	673,735
190,317	Credit Suisse Group AG	5,037,131
1,365	Flughafen Zuerich AG	1,063,044
529	Forbo Holding AG	640,680
564	Georg Fischer AG	398,920
2,420	Givaudan SA	4,528,243
71,950	Holcim, Ltd.	5,779,781
1,117	Inficon Holding AGa	424,135
37	Intershop Holdings AG	15,864
1,405	Kaba Holding AG	922,758
1,696	Komax Holding AG	311,914
502	Kuoni Reisen Holding AG	168,957
399	Lindt & Spruengli AG	2,180,347
3,115	Mobilezone Holding AG	49,081
838	Mobimo Holding AG	186,989
56,055	Nestle SA	4,348,983
7,595	Nobel Biocare Holding AGa	139,208
134,846	Novartis AG	13,764,028
344	Rieter Holding AG	56,665
47,477	Roche Holding AG	13,585,785
644	Siegfried Holding AG	109,755
4,218	Temenos Group AGa	153,283
3,554	Zehnder Group AG	168,376

	Total	62,638,580

Taiwan (0.7%)
356,100	Taiwan Mobile Company, Ltd.	1,254,558
1,008,362	Taiwan Semiconductor Manufacturing Company, Ltd.	4,854,529

	Total	6,109,087

Thailand (1.7%)
316,085	Bangkok Bank pcl[c]	1,774,228
8,448,135	Krung Thai Bank pcl	5,111,779
92,600	PTT Exploration & Production pcl	328,015
225,905	PTT pcl	2,435,722
158,100	Siam Cement pcl	2,555,326
590,700	Siam Commercial Bank pcl	2,842,260

	Total	15,047,330

Turkey (0.7%)
765,258	Akbank TAS	2,229,612
99,796	BIM Birlesik Magazalar AS	1,847,585
698,000	Turkiye Garanti Bankasi AS	2,220,864

	Total	6,298,061

United Kingdom (8.6%)
229,109	3i Group plc	1,774,837
142,512	Amlin plc	998,719
152,503	Ashmore Group plc	720,922
94,343	Ashtead Group plc	1,617,744
718,075	BAE Systems plc	5,563,043

The accompanying Notes to Financial Statements are an integral part of this schedule.

91

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Shares	Common Stock (86.4%)	Value
United Kingdom (8.6%) - continued
17,467	Barratt Developments plc	$138,571
66,326	Bellway plc	2,016,444
31,896	Berendsen plc	507,065
28,423	Berkeley Group Holdings plc	1,094,355
51,000	BHP Billiton plc	1,227,234
29,198	Big Yellow Group plc	299,389
21,685	Bodycote plc	228,377
76,827	Centamin plc	75,034
23,426	Chesnara plc	115,068
10,769	Close Brothers Group plc	251,729
10,697	Concentric AB	151,362
4,635	CSR plc	62,609
35,019	Dart Group plc	208,027
25,422	Dialog Semiconductor plc[a]	1,146,251
24,704	Diploma plc	301,467
330,403	Direct Line Insurance Group plc	1,613,034
241,663	DS Smith plc	1,292,153
9,425	Fenner plc	30,288
38,279	Galliford Try plc	880,800
80,824	GlaxoSmithKline plc	1,866,755
136,510	Globo plc[a]	111,057
11,512	Go-Ahead Group plc	434,680
22,679	Great Portland Estates plc	276,843
17,268	Greggs plc	313,821
93,973	Halfords Group plc	654,458
65,002	Hikma Pharmaceuticals plc	2,032,741
33,016	Hiscox, Ltd.	415,979
276,506	Home Retail Group plc	706,562
286,966	Howden Joinery Group plc	2,042,846
85,350	HSBC Holdings plc ADR[c]	4,235,920
96,269	IG Group Holdings plc	1,085,440
49,145	Imperial Tobacco Group plc	2,399,760
220,274	Inchcape plc	2,801,882
178,722	Indivior plc[a]	547,301
68,582	Intermediate Capital Group plc	553,909
740,964	ITV plc	2,876,788
8,962	John Wood Group plc	94,427
3,571	Keller Group plc	54,622
29,081	Lancashire Holdings, Ltd.	284,287
113,995	Londonmetric Property plc	288,719
47,713	Lookers plc	114,504
1,000,126	Man Group plc	2,948,866
33,298	Micro Focus International plc	642,479
116,636	Mondi plc	2,361,650
64,930	Moneysupermarket.com Group plc	278,226
12,311	Northgate plc	121,887
106,737	Pace plc	676,727
124,332	Prudential plc	3,095,541
131,965	QinetiQ Group plc	408,428
67,249	Royal Dutch Shell plc, Class A	2,120,365
44,331	SABMiller plc	2,364,508
18,248	Safestore Holdings plc	78,079
9,506	Savills plc	120,389
34,534	Shire plc	2,806,341
24,581	Soco International plc	67,971
98,585	Speedy Hire plc	111,982
264,838	Spirit Pub Company plc	455,713
149,851	Standard Chartered plc	2,453,376
8,990	SVG Capital plc[a]	68,801
4,244	Synergy Health plc	144,296
698,490	Taylor Wimpey plc	1,773,583
22,817	Trinity Mirror plc[a]	64,444
48,198	TT Electronics plc	98,953
66,082	Tullett Prebon plc	361,858
40,880	Unilever plc	1,791,943
8,235	Victrex plc	249,244
31,419	WH Smith plc	689,331
2,701	Workspace Group plc	34,874
25,504	WS Atkins plc	523,291
10,903	Xchanging plc	20,392

	Total	73,441,361

United States (0.2%)
23,100	Yum! Brands, Inc.	1,985,676

	Total	1,985,676

	Total Common Stock (cost $671,303,481)	747,964,035

Principal Amount	Long-Term Fixed Income (10.3%)
Argentina (0.2%)
	Arcos Dorados BV
193,000	6.625%, 9/27/2023[d]	184,798
	Argentina Government International Bond
70,000	Zero Coupon, 6/2/2017[e]	68,250
30,000	Zero Coupon, 5/7/2024	30,960
385,309	7.820%, 12/31/2033[e,f]	408,849
336,489	8.280%, 12/31/2033[e]	334,470
490,713	8.280%, 12/31/2033[e]	499,301
5,364,000	0.000%, 12/15/2035[f,g]	557,727
180,000	0.000%, 12/15/2035[g]	16,506

	Total	2,100,861

Azerbaijan (0.3%)
	Azerbaijan Government International Bond
290,000	4.750%, 3/18/2024[d]	302,325
1,460,000	4.750%, 3/18/2024	1,522,050
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	206,980
560,000	4.750%, 3/13/2023	543,093

	Total	2,574,448

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038*,h	101,246

	Total	101,246

Brazil (0.5%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2049[i]	555,000
	Banco do Estado do Rio Grande do Sul SA
460,000	7.375%, 2/2/2022[d]	459,402
	Brazil Government International Bond
482,000	6.000%, 8/15/2050[j]	420,406
120,000	7.125%, 1/20/2037	145,500
240,000	5.625%, 1/7/2041	247,200
	Brazil Letras do Tesouro Nacional
365,000	Zero Coupon, 1/1/2016[j]	111,100
	Brazil Loan Trust 1
174,013	5.477%, 7/24/2023	173,143
618,715	5.477%, 7/24/2023*	615,621

The accompanying Notes to Financial Statements are an integral part of this schedule.

92

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.3%)	Value
Brazil (0.5%) - continued
	Brazil Minas SPE via State of Minas Gerais
$200,000	5.333%, 2/15/2028	$196,000
990,000	5.333%, 2/15/2028*	970,199
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,b,e	0
	Tupy SA
200,000	6.625%, 7/17/2024[d]	201,250

	Total	4,094,821

Bulgaria (0.1%)
	Bulgaria Government International Bond
1,000,000	2.950%, 9/3/2024[f]	1,180,397

	Total	1,180,397

Chile (0.4%)
	AES Gener SA
70,000	5.250%, 8/15/2021[d]	75,688
280,000	5.250%, 8/15/2021	302,751
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	307,665
100,000	4.125%, 10/7/2020[d]	106,091
	Corpbanca SA
200,000	3.125%, 1/15/2018	201,215
286,000	3.875%, 9/22/2019[d]	293,696
	E-CL SA
120,000	5.625%, 1/15/2021[d]	133,511
200,000	4.500%, 1/29/2025[d]	208,218
	Empresa Electrica Angamos SA
830,000	4.875%, 5/25/2029[d]	839,338
	GNL Quintero SA
710,000	4.634%, 7/31/2029[d]	741,221
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	187,466
200,000	4.375%, 1/28/2025*	189,987

	Total	3,586,847

China (0.1%)
	CITIC, Ltd.
200,000	6.875%, 1/21/2018	222,106
680,000	6.800%, 1/17/2023	801,904

	Total	1,024,010

Colombia (0.3%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	419,000
	Bancolombia SA
100,000	5.950%, 6/3/2021	110,670
	Colombia Government International Bond
240,000	7.375%, 3/18/2019	283,560
30,000	8.125%, 5/21/2024	39,788
367,000	6.125%, 1/18/2041	429,389
610,000	5.625%, 2/26/2044	672,525
530,000	5.000%, 6/15/2045	535,300
	Ecopetrol SA
50,000	7.375%, 9/18/2043	56,210
	Empresas Publicas de Medellin ESP
100,000	7.625%, 7/29/2019	117,700

	Total	2,664,142

Costa Rica (0.4%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	205,000
220,000	5.250%, 8/12/2018[d]	225,500
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[d]	223,300
480,000	6.250%, 11/1/2023[d]	495,000
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	38,063
610,000	4.250%, 1/26/2023	579,500
210,000	5.625%, 4/30/2043[d]	184,800
420,000	7.000%, 4/4/2044	431,550
1,100,000	7.158%, 3/12/2045[d]	1,141,250

	Total	3,523,963

Croatia (0.6%)
	Croatia Government International Bond
190,000	6.625%, 7/14/2020	211,554
440,000	6.375%, 3/24/2021	485,100
1,180,000	3.875%, 5/30/2022[f]	1,384,005
2,099,000	6.000%, 1/26/2024	2,296,725
260,000	3.000%, 3/11/2025[f]	281,904

	Total	4,659,288

Dominican Republic (0.5%)
	Aeropuertos Dominicanos Siglo XXI SA
200,000	9.750%, 11/13/2019[h]	197,280
	Dominican Republic Government International Bond
4,000,000	15.000%, 4/5/2019[k]	105,041
900,000	16.000%, 7/10/2020[k]	25,145
860,000	7.500%, 5/6/2021	967,500
800,000	14.500%, 2/10/2023[k]	21,264
330,000	6.600%, 1/28/2024	361,350
300,000	5.875%, 4/18/2024	318,000
2,900,000	11.500%, 5/10/2024[k]	69,608
290,000	8.625%, 4/20/2027	347,275
7,700,000	18.500%, 2/4/2028[d,k]	245,248
700,000	7.450%, 4/30/2044[d]	787,500
1,060,000	6.850%, 1/27/2045[d]	1,107,699

	Total	4,552,910

Ecuador (<0.1%)
	EP PetroEcuador
369,474	5.897%, 9/24/2019[g]	341,763

	Total	341,763

El Salvador (0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	109,500
20,000	7.750%, 1/24/2023	22,450
140,000	6.375%, 1/18/2027	142,450
210,000	8.250%, 4/10/2032	241,500
120,000	7.650%, 6/15/2035	126,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

93

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.3%)	Value
El Salvador (0.1%) - continued
$150,000	7.625%, 2/1/2041	$155,625

	Total	797,825

Ethiopia (<0.1%)
	Ethiopia Government International Bond
200,000	6.625%, 12/11/2024	200,500

	Total	200,500

Ghana (0.1%)
	Ghana Government International Bond
290,000	8.500%, 10/4/2017	300,875
200,000	8.125%, 1/18/2026	193,516
390,000	8.125%, 1/18/2026*	377,356

	Total	871,747

Guatemala (0.1%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[d]	174,250
	Guatemala Government International Bond
200,000	5.750%, 6/6/2022	220,000
200,000	4.875%, 2/13/2028	206,250
210,000	4.875%, 2/13/2028[d]	216,563

	Total	817,063

Honduras (0.1%)
	Honduras Government International Bond
200,000	8.750%, 12/16/2020	228,000
780,000	8.750%, 12/16/2020*	889,200

	Total	1,117,200

Hong Kong (<0.1%)
	PCCW-HKT Capital No. 3, Ltd.
249,000	5.250%, 7/20/2015	251,008

	Total	251,008

Hungary (0.3%)
	Hungary Government International Bond
140,000	4.375%, 7/4/2017[f]	168,412
100,000	4.125%, 2/19/2018	104,375
390,000	5.750%, 6/11/2018[f]	499,855
150,000	4.000%, 3/25/2019	156,563
130,000	6.250%, 1/29/2020	148,657
40,000	6.375%, 3/29/2021	46,575
400,000	5.375%, 2/21/2023	447,588
440,000	5.750%, 11/22/2023	505,670
340,000	5.375%, 3/25/2024	382,024
50,000	7.625%, 3/29/2041	71,875

	Total	2,531,594

India (<0.1%)
	Greenko Dutch BV
250,000	8.000%, 8/1/2019[d]	243,750

	Total	243,750

Indonesia (0.4%)
	Bumi Investment Private, Ltd.
100,000	10.750%, 10/6/2017[e]	32,500
	Indonesia Government International Bond
160,000	6.875%, 1/17/2018	180,680
280,000	11.625%, 3/4/2019	373,100
500,000	8.500%, 10/12/2035	722,500
180,000	6.625%, 2/17/2037	218,475
400,000	5.250%, 1/17/2042	415,000
530,000	5.125%, 1/15/2045[d]	544,575
	Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
200,000	4.350%, 9/10/2024[d]	205,404
	PT Pertamina Persero
370,000	5.625%, 5/20/2043[d]	357,531

	Total	3,049,765

Iraq (0.1%)
	Iraq Government International Bond
750,000	5.800%, 1/15/2028	646,875

	Total	646,875

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
60,000	2.803%, 12/30/2016[d]	60,000
160,000	3.839%, 12/30/2018[d]	161,000

	Total	221,000

Italy (<0.1%)
	Wind Acquisition Finance SA
190,000	7.000%, 4/23/2021[f]	227,968

	Total	227,968

Jamaica (0.1%)
	Digicel, Ltd.
530,000	6.750%, 3/1/2023[d]	522,315

	Total	522,315

Kazakhstan (0.2%)
	Kazakhstan Government International Bond
200,000	4.875%, 10/14/2044	185,844
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
100,000	6.250%, 5/20/2015	99,756
	KazMunayGas National Company JSC
190,000	9.125%, 7/2/2018	214,795
200,000	4.875%, 5/7/2025[d]	188,900
780,000	5.750%, 4/30/2043*	706,991
200,000	5.750%, 4/30/2043	181,280

	Total	1,577,566

Kenya (<0.1%)
	Kenya Government International Bond
230,000	6.875%, 6/24/2024[d]	242,650

	Total	242,650

The accompanying Notes to Financial Statements are an integral part of this schedule.

94

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.3%)	Value
Latvia (<0.1%)
	Latvia Government International Bond
$200,000	5.250%, 2/22/2017	$214,303

	Total	214,303

Lithuania (0.2%)
	Lithuania Government International Bond
280,000	7.375%, 2/11/2020	339,920
410,000	6.125%, 3/9/2021	484,825
660,000	6.625%, 2/1/2022	813,292

	Total	1,638,037

Luxembourg (0.1%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[d]	206,000
	Gazprom Neft OAO Via GPN Capital SA
690,000	6.000%, 11/27/2023[d]	638,250
	Millicom International Cellular SA
200,000	4.750%, 5/22/2020[d]	197,000
	Wind Acquisition Finance SA
440,000	7.375%, 4/23/2021[d]	450,450

	Total	1,491,700

Mexico (0.7%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[l]	130,633
	Cemex SAB de CV
100,000	4.750%, 1/11/2022[d,f]	114,390
	Gruma SAB de CV
200,000	4.875%, 12/1/2024[d]	212,600
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[d]	186,200
	Mexican Cetes
24,181,000	Zero Coupon, 5/14/2015[l]	157,437
268,941,101	Zero Coupon, 6/4/2015[l]	1,748,222
71,569,500	Zero Coupon, 6/11/2015[l]	464,973
20,366,800	Zero Coupon, 6/18/2015[l]	132,247
9,349,300	Zero Coupon, 7/2/2015[l]	60,642
56,321,000	Zero Coupon, 7/16/2015[l]	364,732
63,530,100	Zero Coupon, 7/23/2015[l]	411,177
9,442,800	Zero Coupon, 10/1/2015[l]	60,731
	Mexican Udibonos
2,512,877	5.000%, 6/16/2016[l]	170,821
	Mexico Government International Bond
150,000	4.000%, 3/15/2115[f]	168,259
280,000	4.750%, 3/8/2044	287,490
195,000	5.550%, 1/21/2045	222,788
200,000	4.600%, 1/23/2046	199,250
	Petroleos Mexicanos
30,000	5.500%, 6/27/2044	29,595
140,000	6.375%, 1/23/2045	154,140
	SixSigma Networks Mexico SA de CV
210,000	8.250%, 11/7/2021[d]	221,550
	Trust F/1401
200,000	6.950%, 1/30/2044*	229,750

	Total	5,727,627

Mozambique (<0.1%)
	Mozambique EMATUM Finance 2020 BV
200,000	6.305%, 9/11/2020	194,900

	Total	194,900

Netherlands (<0.1%)
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	211,000

	Total	211,000

Nigeria (<0.1%)
	Nigeria Government International Bond
200,000	6.375%, 7/12/2023	210,400

	Total	210,400

Pakistan (0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	104,250
230,000	6.750%, 12/3/2019*	238,050
360,000	8.250%, 4/15/2024[d]	392,400

	Total	734,700

Panama (0.3%)
	Panama Government International Bond
507,000	8.875%, 9/30/2027	736,418
378,000	9.375%, 4/1/2029	575,033
650,000	6.700%, 1/26/2036	840,125
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	53,464

	Total	2,205,040

Paraguay (0.1%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017	156,375
150,000	8.875%, 10/15/2017*	156,375
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	161,250
330,000	8.125%, 1/24/2019[d]	354,750
	Paraguay Government International Bond
200,000	4.625%, 1/25/2023[d]	206,000
200,000	6.100%, 8/11/2044	216,000

	Total	1,250,750

Peru (0.3%)
	Abengoa Transmision Sur SA
320,000	6.875%, 4/30/2043*	360,896
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[d]	213,600
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021[d]	99,900
240,000	6.750%, 11/23/2021	266,400
80,000	4.625%, 4/12/2023[d]	78,000
	Peru Government International Bond
600,000	5.625%, 11/18/2050	721,500
357,000	8.750%, 11/21/2033	563,168

The accompanying Notes to Financial Statements are an integral part of this schedule.

95

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.3%)	Value
Peru (0.3%) - continued
$40,000	6.550%, 3/14/2037	$52,950

	Total	2,356,414

Philippines (0.2%)
	Alliance Global Group, Inc.
100,000	6.500%, 8/18/2017	106,750
	Energy Development Corporation
300,000	6.500%, 1/20/2021	329,250
	Philippines Government International Bond
174,000	7.750%, 1/14/2031	260,130
100,000	6.375%, 10/23/2034	139,750
200,000	3.950%, 1/20/2040	211,400
	San Miguel Corporation
220,000	4.875%, 4/26/2023	216,150

	Total	1,263,430

Romania (0.1%)
	Romania Government International Bond
190,000	6.750%, 2/7/2022	228,475
100,000	3.625%, 4/24/2024[f]	127,059
260,000	6.125%, 1/22/2044	325,208

	Total	680,742

Russia (0.2%)
	AHML Finance, Ltd.
5,700,000	7.750%, 2/13/2018*,m	96,870
	Gazprom Neft OAO Via GPN Capital SA
420,000	4.375%, 9/19/2022	355,950
200,000	6.000%, 11/27/2023	185,000
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	200,800
	Mobile Telesystems OJSC
200,000	5.000%, 5/30/2023	179,100
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018*	190,000
	Russia Government International Bond
400,000	4.875%, 9/16/2023	392,000
200,000	5.875%, 9/16/2043[d]	196,850

	Total	1,796,570

Serbia (<0.1%)
	Montenegro Government International Bond
170,000	3.875%, 3/18/2020[d,f]	186,246

	Total	186,246

South Africa (0.1%)
	South Africa Government International Bond
520,000	5.375%, 7/24/2044	552,760

	Total	552,760

Sri Lanka (0.3%)
	Sri Lanka Government International Bond
310,000	6.000%, 1/14/2019[d]	320,075
220,000	6.000%, 1/14/2019	227,150
760,000	6.250%, 10/4/2020	786,600
650,000	6.250%, 7/27/2021	672,750
420,000	5.875%, 7/25/2022	427,140

	Total	2,433,715

Turkey (0.3%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	211,350
	Turkey Government International Bond
820,000	7.000%, 6/5/2020	944,558
30,000	7.375%, 2/5/2025	36,863
350,000	4.250%, 4/14/2026	340,214
50,000	8.000%, 2/14/2034	67,385
340,000	6.875%, 3/17/2036	413,882
580,000	6.000%, 1/14/2041	644,090

	Total	2,658,342

Ukraine (0.2%)
	Ukraine Government International Bond
1,030,000	6.250%, 6/17/2016	470,132
297,000	6.580%, 11/21/2016	137,363
200,000	9.250%, 7/24/2017	92,000
240,000	8.375%, 11/3/2017	108,000
420,000	6.750%, 11/14/2017	195,300
260,000	9.000%, 12/7/2017*	117,000
120,000	7.750%, 9/23/2020	54,600
280,000	7.800%, 11/28/2022	127,546

	Total	1,301,941

United Arab Emirates (<0.1%)
	Ruwais Power Company PJSC
360,000	6.000%, 8/31/2036[d]	430,200

	Total	430,200

United States (1.4%)
	Comcel Trust
200,000	6.875%, 2/6/2024	214,500
	Commonwealth of Puerto Rico G.O.
1,015,000	8.000%, 7/1/2035	792,937
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
30,000	5.500%, 7/1/2032	20,701
5,000	5.125%, 7/1/2037	3,281
10,000	5.500%, 7/1/2039	6,775
	HSBC Bank USA NA
901,000	10.000%, 1/5/2017[n]	294,318
600,000	6.000%, 8/15/2040[o]	521,839
	Puerto Rico Sales Tax Financing Corporation Rev.
95,000	5.500%, 8/1/2028	59,301
55,000	Zero Coupon, 8/1/2032[h]	32,660
5,000	5.500%, 8/1/2037	2,781
10,000	5.375%, 8/1/2038	5,513
35,000	5.375%, 8/1/2039	19,250
285,000	5.250%, 8/1/2041	152,840
590,000	5.500%, 8/1/2042	323,792
80,000	6.000%, 8/1/2042	45,700
5,000	5.000%, 8/1/2043	2,644
5,000	5.250%, 8/1/2043	2,669

The accompanying Notes to Financial Statements are an integral part of this schedule.

96

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.3%)	Value
United States (1.4%) - continued
	U.S. Treasury Bonds
$200,000	3.000%, 11/15/2044	$210,453
	U.S. Treasury Notes
1,300,000	1.625%, 12/31/2019	1,313,203
600,000	1.250%, 1/31/2020	595,453
1,699,999	1.375%, 2/29/2020	1,696,016
1,200,000	1.375%, 3/31/2020	1,196,156
600,000	1.375%, 4/30/2020	598,031
1,400,000	2.000%, 10/31/2021	1,420,782
400,000	1.500%, 1/31/2022	392,656
600,000	1.750%, 3/31/2022	598,031
1,100,000	2.500%, 2/15/2045	1,045,000

	Total	11,567,282

Uruguay (0.1%)
	Uruguay Government International Bond
406,396	5.100%, 6/18/2050	413,713
313,764	4.500%, 8/14/2024	337,296

	Total	751,009

Venezuela (0.5%)
	Petroleos de Venezuela SA
190,000	9.000%, 11/17/2021	92,606
1,160,000	6.000%, 5/16/2024	490,100
1,927,000	6.000%, 11/15/2026	799,705
10,000	5.375%, 4/12/2027	4,074
	Venezuela Government International Bond
130,000	7.750%, 10/13/2019	60,125
270,000	6.000%, 12/9/2020	114,750
660,000	9.000%, 5/7/2023	300,300
1,029,000	8.250%, 10/13/2024	450,187
590,000	7.650%, 4/21/2025	252,225
230,000	11.750%, 10/21/2026	116,725
842,000	9.250%, 9/15/2027	412,580
553,000	9.250%, 5/7/2028	244,703
470,000	9.375%, 1/13/2034	212,675
170,000	7.000%, 3/31/2038	69,275

	Total	3,620,030

Vietnam (0.2%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	112,500
	Vietnam Government International Bond
840,000	6.750%, 1/29/2020[d]	948,150
515,000	4.800%, 11/19/2024*	536,888

	Total	1,597,538

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	21,075
150,000	6.750%, 2/9/2022[d]	158,063

	Total	179,138

Zambia (<0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022	369,732

	Total	369,732

	Total Long-Term Fixed Income (cost $91,425,541)	89,347,068

Shares	Preferred Stock (0.9%)
Brazil (0.2%)
261,282	Vale SA ADR	1,580,756

	Total	1,580,756

Germany (<0.1%)
3,711	Sixt SE	136,599

	Total	136,599

Italy (<0.1%)
37,708	Unipol Gruppo Finanziario SPA	198,195

	Total	198,195

South Korea (0.7%)
5,898	Samsung Electronics Company, Ltd.	5,984,653

	Total	5,984,653

	Total Preferred Stock (cost $6,546,407)	7,900,203

Shares	Collateral Held for Securities Loaned (0.9%)
7,889,436	Thrivent Cash Management Trust	7,889,436

	Total Collateral Held for Securities Loaned (cost $7,889,436)	7,889,436

Shares or Principal Amount	Short-Term Investments (1.5%)[p]
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.070%, 7/20/2015[q]	199,969
12,876,199	Thrivent Cash Management Trust 0.070%	12,876,199

	Total Short-Term Investments (at amortized cost)	13,076,168

	Total Investments (cost $790,241,033) 100.0%	$866,176,910

	Other Assets and Liabilities, Net 0.0%	(189,486)

	Total Net Assets 100.0%	$865,987,424

The accompanying Notes to Financial Statements are an integral part of this schedule.

97

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 30, 2015

(unaudited)

a	Non-income producing security.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

c	All or a portion of the security is on loan.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2015, the value of these investments was $16,683,447 or 1.9% of total net assets.

e	Defaulted security. Interest is not being accrued.
f	Principal amount is displayed in Euros.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Principal amount is displayed in Brazilian Real.
k	Principal amount is displayed in Dominican Republic Pesos.
l	Principal amount is displayed in Mexican Pesos.
m	Principal amount is displayed in Russian Rubles.
n	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	At April 30, 2015, $99,984 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$319,984
AHML Finance, Ltd., 2/13/2018	1/31/2013	189,924
Banco Continental SAECA, 10/15/2017	10/10/2012	150,000
Belize Government International Bond, 8/20/2017	3/20/2013	100,111
Brazil Loan Trust 1, 7/24/2023	7/25/2013	638,063
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,026,572
Ghana Government International Bond, 1/18/2026	9/11/2014	386,728
Honduras Government International Bond, 12/16/2020	12/11/2013	780,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,627
KazMunayGas National Company JSC, 4/30/2043	5/21/2013	693,863
Pakistan Government International Bond, 12/3/2019	11/26/2014	230,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	200,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820
Trust F/1401, 1/30/2044	1/23/2014	194,174
Ukraine Government International Bond, 12/7/2017	11/30/2012	260,000
Vietnam Government International Bond, 11/19/2024	11/7/2014	519,717

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue

The accompanying Notes to Financial Statements are an integral part of this schedule.

98

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Alabama (0.3%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,721,070
	Auburn University, AL General Fee Rev. Refg.
1,000,000	5.000%, 6/1/2032, Ser. A	1,165,350
1,250,000	5.000%, 6/1/2033, Ser. A	1,451,975

	Total	4,338,395

Alaska (0.6%)
	Valdez, AK Marine Terminal Rev. (Exxon Mobil)
9,000,000	0.140%, 12/1/2029[b]	9,000,000

	Total	9,000,000

Arizona (1.0%)
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. A	1,686,630
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,778,320
	Northern Arizona Capital Fac. Lease Rev. (Student & Academic Services, LLC) (BAM Insured)
750,000	5.000%, 6/1/2039[c]	835,043
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,166,090
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,432,035
	Phoenix, AZ Civic Improvement Corporation Airport Rev. Refg.
3,000,000	5.000%, 7/1/2021, AMT	3,518,040
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,570,524

	Total	14,986,682

Arkansas (0.4%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,975,000	4.000%, 11/1/2027, Ser. 2011	3,123,809
715,000	4.125%, 11/1/2031, Ser. 2011	743,743
	University of Arkansas Rev. Refg., Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	761,729
	University Of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,293,276
825,000	5.000%, 11/1/2041, Ser. A	939,328

	Total	6,861,885

California (13.1%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,738,657
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	5,790,600
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	8,076,000
	California G.O. Refg.
2,765,000	5.000%, 9/1/2015	2,810,567
	California Health Fac. Financing Auth. Rev.
3,840,000	1.450%, 8/15/2033, Ser. Ab	3,895,219
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	6,332,000
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034	1,647,330
1,250,000	5.000%, 10/1/2042	1,339,487
	California State Department of Water Resources Supply Rev.
6,250,000	5.000%, 5/1/2016, Ser. M	6,548,438
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	4,138,288
10,000	5.250%, 4/1/2029	10,040
10,000,000	5.250%, 3/1/2038	11,040,200
10,000,000	6.000%, 4/1/2038	11,702,400
5,000,000	6.000%, 11/1/2039	5,973,700
	California Various Purpose G.O. (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	304,428
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,359,941
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Aa,c	10,906,700
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. C	5,602,350
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	507,650
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Aa	12,083,215
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	9,086,080
	Los Angeles Department of Water and Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	7,946,470
	Los Angeles Unified School District, Los Angeles County, CA G.O.
5,000,000	5.000%, 1/1/2034, Ser. I	5,658,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

99

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
California (13.1%) - continued
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
$5,000,000	Zero Coupon, 8/1/2024[c]	$3,441,100
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA Collateralized)
2,705,000	7.600%, 5/1/2023, Ser. Aa,c	3,368,942
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
960,000	7.500%, 5/1/2023, Ser. Aa,c	1,191,293
	San Diego Community College District, San Diego County, CA G.O. (AGM Insured)
10,000,000	5.000%, 5/1/2030[a,c]	10,001,200
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,632,350
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Ad	9,239,300
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,720,320
7,030,000	6.000%, 5/1/2039, Ser. E	8,238,668
7,000,000	5.000%, 5/1/2044, Ser. A, AMT	7,607,600
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ac	2,791,961
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	3,749,300
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. A	2,298,840
	University of California Rev. Bonds
810,000	5.250%, 5/15/2039[a]	942,694
4,190,000	5.250%, 5/15/2039	4,755,273
	University of California Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,310,400

	Total	205,787,101

Colorado (4.1%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	557,800
200,000	5.000%, 6/1/2021	228,520
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Ser. A	487,906
1,000,000	5.375%, 6/15/2038, Ser. A	1,028,520
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,032,840
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School Proj.)
3,000,000	5.125%, 12/1/2039	3,163,170
	Colorado Health Fac. Auth. Health Fac. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,387,106
500,000	5.625%, 6/1/2043	562,255
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,308,850
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
405,000	5.500%, 11/1/2027[a]	465,706
1,180,000	5.500%, 11/1/2027[a]	1,359,513
	Denver, CO Airport System Rev. (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Ser. Ac	5,128,750
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,524,600
2,000,000	5.250%, 12/1/2031, Ser. A	2,053,480
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, CO G.O. Refg. (AGM Insured)
10,000,000	5.000%, 12/15/2016, Ser. Aa,c	10,282,700
	Larimer County, CO Poudre School District R-1 G.O. Improvement (NATL-RE-IBC Insured)
1,470,000	7.000%, 12/15/2016[c]	1,531,240
	Northwest Parkway Public Highway Auth. Rev. (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Ser. Ca,c	4,239,080
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,075,940
500,000	5.000%, 12/1/2022	541,260
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. Aa	1,457,300
9,790,000	5.000%, 6/1/2033	10,975,667
3,250,000	5.000%, 6/1/2033, Ser. A	3,757,910
3,000,000	5.000%, 6/1/2034, Ser. A	3,455,970

	Total	64,606,083

District of Columbia (1.1%)
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,576,402
5,225,000	5.000%, 12/1/2028, Ser. C	6,027,455
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Rev.
2,365,000	6.250%, 5/15/2024	2,365,213

The accompanying Notes to Financial Statements are an integral part of this schedule.

100

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
District of Columbia (1.1%) - continued
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
$6,000,000	5.000%, 10/1/2038, Ser. A, AMT	$6,586,980

	Total	17,556,050

Florida (4.9%)
	Broward County, FL Water and Sewer Utility Rev.
3,115,000	5.250%, 10/1/2034, Ser. A	3,476,683
	CityPlace Community Development District Special Assessment and Rev.
500,000	5.000%, 5/1/2017	532,090
2,000,000	5.000%, 5/1/2026	2,260,320
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,324,092
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	700,451
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	800,681
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. C	1,688,565
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,263,228
	Halifax Hospital Medical Center Rev.
755,000	5.000%, 6/1/2020	859,107
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,426,091
	Jacksonville, FL Port Auth. Rev. Refg.
2,390,000	5.000%, 11/1/2038, Ser. A, AMT	2,540,403
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[a]	1,350,264
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,570,005
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. B	8,576,700
8,000,000	5.500%, 10/1/2041, Ser. A	9,133,920
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[c]	2,275,480
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,588,054
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Ser. Ac	3,065,904
	Orlando-Orange County, FL Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. A	4,085,496
4,095,000	5.000%, 7/1/2035, Ser. C	4,567,194
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
3,000,000	5.000%, 5/15/2038, Ser. C	3,264,180
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. A	7,229,925
	Tallahassee, FL Consolidated Utility Systems Rev.
4,535,000	5.000%, 10/1/2032	4,933,309

	Total	76,512,142

Georgia (1.2%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,094,090
500,000	5.000%, 1/1/2034, Ser. C, AMT	545,800
500,000	5.000%, 1/1/2037, Ser. C, AMT	539,920
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,613,185
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	2,908,175
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[a,c]	1,683,765
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,520,800
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
4,110,000	5.500%, 8/1/2018[c]	4,439,129

	Total	19,344,864

Hawaii (1.5%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,488,248
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,076,650
5,395,000	5.250%, 11/15/2037	5,837,498
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,000,000	5.000%, 8/1/2028, AMT	1,111,140
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,821,880
	Honolulu, HI Board of Water Supply Water System Rev. (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Ser. Aa,c	5,263,200

	Total	23,598,616

Illinois (6.9%)
	Broadview, Cook County, IL Tax Increment Rev.
350,000	5.375%, 7/1/2015	350,868

The accompanying Notes to Financial Statements are an integral part of this schedule.

101

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Illinois (6.9%) - continued
	Chicago Metropolitan Water Reclamation District G.O. Refg.
$8,700,000	5.250%, 12/1/2032, Ser. C	$10,456,791
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,279,723
	Cook County, IL School District No. 99 (Cicero) G.O. School (NATL-RE Insured)
1,815,000	8.500%, 12/1/2016[c]	2,025,667
	Illinois Educational Fac. Auth. Rev. (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,024,705
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. A	4,895,542
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,171,110
5,000,000	7.250%, 11/1/2038, Ser. Aa	6,024,250
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
2,390,000	5.000%, 3/1/2034, Ser. A	2,632,131
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured )
2,020,000	5.250%, 11/1/2035, Ser. Ba,c	2,295,791
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
1,720,000	6.000%, 4/1/2018, Ser. Cc	1,872,168
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
7,975,000	5.750%, 6/15/2018, 2nd Ser.[c]	9,053,619
	McHenry and Lake Counties G.O. School (AGM Insured)
355,000	9.000%, 12/1/2017[c]	387,593
1,930,000	9.000%, 12/1/2017[a,c]	2,188,504
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
885,000	5.500%, 6/15/2015, Ser. Ac	890,788
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	15,588,875
7,000,000	5.500%, 6/15/2020, Ser. Bc	7,586,810
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,311,639
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,462,720
	Railsplitter Tobacco Settlement Auth. Tobacco Settlement Rev.
6,340,000	5.000%, 6/1/2017	6,851,004
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
2,295,000	6.700%, 11/1/2021, Ser. Ac	2,675,442
	State of Illinois G.O.
5,000,000	5.000%, 3/1/2027	5,327,100
1,500,000	5.500%, 7/1/2033	1,656,495
1,750,000	5.500%, 7/1/2038	1,924,895
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,679,590
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. Aa	2,928,975

	Total	108,542,795

Indiana (2.3%)
	East Chicago Elementary School Building Corporation, Lake County, IN First Mortgage Refg.
200,000	6.250%, 1/5/2016	203,172
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. D	7,897,260
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. A	1,737,705
	Indiana Finance Auth. Private Activity (Ohio River Bridges East End Crossing)
1,000,000	5.000%, 1/1/2019, Ser. B, AMT	1,063,030
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Ec	481,406
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	2,004,677
4,155,000	5.000%, 1/1/2042, Ser. A	4,526,831
	Indiana Transportation Finance Auth. Highway Rev.
85,000	6.800%, 12/1/2016, Ser. A	90,371
	Indiana Transportation Finance Auth. Highway Rev. (NATL-RE-IBC Insured)
710,000	7.250%, 6/1/2015, Ser. Ac	713,550
	Indianapolis Local Public Improvement Bank Rev. (Waterworks)
5,000,000	5.750%, 1/1/2038, Ser. A	5,715,350
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital Proj.)
2,850,000	5.000%, 4/1/2037, Ser. A	2,990,819
6,965,000	5.000%, 4/1/2042, Ser. A	7,296,325
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,782,000

	Total	36,502,496

Iowa (0.6%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029	3,569,550
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,331,863
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Ser. A	3,954,982

	Total	8,856,395

The accompanying Notes to Financial Statements are an integral part of this schedule.

102

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Kansas (0.2%)
	Kansas Development Finance Auth. Rev.
$3,575,000	5.000%, 5/15/2030, Ser. S	$3,822,533
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
45,000	6.700%, 6/1/2029, Ser. A-2[c]	45,513

	Total	3,868,046

Kentucky (1.6%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. A	6,721,252
	Kentucky Public Transportation Infrastructure Auth. Subordinate Toll Rev. (Downtown Crossing)
5,000,000	5.000%, 7/1/2017, Ser. A	5,432,600
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	5,787,250
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
2,500,000	5.250%, 10/1/2035, Ser. Ac	2,761,275
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	4,221,627

	Total	24,924,004

Louisiana (2.6%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,475,700
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	449,591
1,520,000	5.000%, 11/1/2031	1,704,437
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,723,600
7,000,000	5.000%, 5/1/2045, Ser. B	7,909,650
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
1,355,000	5.000%, 9/1/2030[c]	1,530,595
800,000	5.000%, 9/1/2031[c]	900,944
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[a,c]	5,052,381
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,333,200
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B	2,725,950
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,484,833
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,626,330
525,000	5.000%, 4/1/2033, Ser. B, AMT	566,234
	Tobacco Settlement Financing Corporation Rev.
3,620,000	5.000%, 5/15/2024, Ser. A	3,628,362

	Total	41,111,807

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,127,150
	Morgan State University Academic Fees and Auxiliary Fac. Fees Rev. Refg. (NATL-RE Insured)
1,010,000	6.050%, 7/1/2015[c]	1,018,312

	Total	2,145,462

Massachusetts (4.4%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev.
6,000,000	5.250%, 7/1/2031, Ser. A	7,639,320
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,493,500
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	840,090
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,425,910
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	20,266,028
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	6,847,416
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	9,083,022
	Massachusetts School Building Auth. Sales Tax Refg.
6,900,000	5.000%, 8/15/2029, Ser. B	8,047,332
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
5,000,000	5.000%, 8/1/2024	6,198,000

	Total	68,840,618

Michigan (1.8%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
2,000,000	5.700%, 4/1/2020	2,232,520
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,238,890
	Grand Valley State University General Rev.
650,000	5.000%, 12/1/2029, Ser. B	748,234
1,045,000	5.750%, 12/1/2034[a]	1,132,101

The accompanying Notes to Financial Statements are an integral part of this schedule.

103

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Michigan (1.8%) - continued
	Kalamazoo Hospital Finance Auth. Hospital Rev. (Bronson Methodist Hospital) (AGM Insured)
$4,000,000	5.250%, 5/15/2036[c]	$4,328,600
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Ser. Ac	3,564,568
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,196,661
	Michigan State Trunk Line Fund Refg. (AGM Insured)
5,000,000	5.000%, 11/1/2022[c]	5,117,650
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	5,170,265

	Total	28,729,489

Minnesota (2.3%)
	Baytown Township, MN Lease Rev. (St.Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Ser. A	1,044,440
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	282,475
500,000	5.000%, 2/1/2034	554,905
750,000	5.000%, 2/1/2039	826,417
	Minnesota Agricultural and Economic Development Board Health Care System Rev. (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Ser. Ac	85,190
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,703,977
1,800,000	6.300%, 12/1/2040, Ser. 7J	2,010,150
	Minnesota State Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	231,894
150,000	5.000%, 10/1/2030	172,991
200,000	5.000%, 10/1/2032	228,722
175,000	5.000%, 10/1/2033	199,827
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,107,100
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Ser. Ac	2,189,620
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,163,200
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,582,776
	St. Cloud, MN Health Care Rev. (CentraCare Health System)
2,040,000	5.125%, 5/1/2030, Ser. A	2,263,992
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
1,000,000	5.750%, 7/1/2030, Ser. C	1,118,180
5,745,000	5.750%, 7/1/2039	6,557,975
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,212,520
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners)
230,000	5.250%, 5/15/2019	244,152
1,500,000	5.250%, 5/15/2036	1,558,515
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,896,167
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,145,890
1,000,000	5.000%, 1/1/2034, Ser. A	1,141,800
300,000	5.000%, 1/1/2035, Ser. A	341,562
1,000,000	5.000%, 1/1/2040, Ser. A	1,134,480
	Winona, MN Health Care Fac. Rev.
500,000	5.000%, 7/1/2034	532,695

	Total	36,531,612

Mississippi (0.3%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,891,033
	Mississippi Development Bank S.O. (Desoto County Highway Construction Proj.)
3,180,000	5.000%, 1/1/2030	3,626,758

	Total	5,517,791

Missouri (1.0%)
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a,c]	8,028,750
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
175,000	5.250%, 1/1/2018	175,740
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (BJC Health System)
2,500,000	5.000%, 5/15/2020, Ser. A	2,504,975
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	902,996
925,000	5.000%, 2/15/2022	1,045,999
1,680,000	5.000%, 2/15/2034	1,806,874
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016, AMT	942,822

The accompanying Notes to Financial Statements are an integral part of this schedule.

104

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Missouri (1.0%) - continued
$1,000,000	5.000%, 7/1/2032, AMT	$1,057,270

	Total	16,465,426

Montana (0.2%)
	Montana Fac. Finance Auth. Rev. (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	3,006,366

	Total	3,006,366

Nebraska (1.5%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,155,740
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,803,425
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,478,117
	Omaha, NE Public Power District Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,239,655
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,546,494
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,113,010
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,411,547
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,929,732

	Total	23,677,720

New Hampshire (0.2%)
	New Hampshire State Turnpike System Rev. Refg.
1,000,000	5.000%, 2/1/2017, Ser. B	1,076,070
2,000,000	5.000%, 10/1/2019	2,305,600

	Total	3,381,670

New Jersey (1.0%)
	Hudson County, NJ Refg. C.O.P. (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[c]	2,061,820
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,138,990
	New Jersey G.O. (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Ser. Lc	1,118,070
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,615,470
	New Jersey Transportation Trust Fund Auth. Transportation System Rev. (AGM Insured)
5,000,000	5.500%, 12/15/2016, Ser. Ac	5,376,600
	New Jersey Turnpike Auth. Turnpike Rev. (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Ser. Ca,c	270,860
260,000	6.500%, 1/1/2016, Ser. Ca,c	270,860
485,000	6.500%, 1/1/2016, Ser. Cc	504,910
200,000	6.500%, 1/1/2016, Ser. Ca,c	208,354
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	3,995,320

	Total	16,561,254

New Mexico (0.8%)
	Jicarilla, NM Apache Nation Rev.
3,500,000	5.500%, 9/1/2023, Ser. A*	3,499,650
	Sandoval County, NM Incentive Payment Refg. Rev.
9,000,000	5.000%, 6/1/2020[a]	9,036,990

	Total	12,536,640

New York (6.7%)
	City of New York G.O.
40,000	5.250%, 8/1/2017	40,168
1,920,000	5.000%, 8/1/2032, Ser. A	2,204,755
	Metropolitan Transportation Auth. State Service Contract Refg.
5,000,000	5.500%, 7/1/2017, Ser. A	5,516,950
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
11,155,000	5.750%, 6/15/2040, Ser. A	12,711,123
3,250,000	5.375%, 6/15/2043, Ser. EE	3,824,145
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	15,005,250
15,000,000	5.000%, 11/1/2033, Ser. D-1	17,096,250
	New York City Trust for Cultural Resources Refg. Rev. (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Ser. A	2,196,765
	New York State Dormitory Auth. Personal Income Tax Rev.
5,000,000	5.000%, 3/15/2039, Ser. C	5,636,850
	New York State Dormitory Auth. State Personal Income Tax Rev.
15,000	5.000%, 2/15/2029, Ser. Aa	17,148
5,110,000	5.000%, 2/15/2029	5,750,130
	New York State Dormitory Auth. State University Educational Fac. Rev.
5,000,000	5.875%, 5/15/2017, Ser. A	5,363,550
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,445,800
	New York State Local Government Assistance Corporation Refg. (NATL-RE-IBC Insured)
1,015,000	5.250%, 4/1/2016, Ser. Ec	1,062,248
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1	4,320,042
	Port Auth. of New York & New Jersey Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,330,436
2,500,000	5.000%, 9/1/2035	2,856,250
2,500,000	5.000%, 9/1/2036	2,851,925
5,000,000	5.000%, 9/1/2039	5,678,000

	Total	104,907,785

The accompanying Notes to Financial Statements are an integral part of this schedule.

105

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
North Carolina (2.1%)
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
$1,000,000	5.000%, 4/1/2032	$1,123,530
1,000,000	5.000%, 4/1/2033	1,121,300
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. A	8,007,000
2,580,000	5.000%, 1/1/2021, Ser. A	2,998,837
2,000,000	5.000%, 1/1/2026, Ser. B	2,252,020
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,880,743
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. D	2,677,650
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.
3,200,000	5.000%, 1/1/2025, Ser. A	3,605,696
1,250,000	5.000%, 1/1/2030, Ser. A	1,389,512
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,531,105
	University of North Carolina at Wilmington, Rev. (Student Housing)
1,745,000	5.000%, 6/1/2022[e]	2,054,668

	Total	32,642,061

North Dakota (0.4%)
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,716,320
	Ward County, ND Health Care Fac. Refg. Rev. (Trinity)
2,315,000	6.250%, 7/1/2021, Ser. B	2,324,468
	Ward County, ND Health Care Fac. Rev. (Trinity)
2,895,000	5.125%, 7/1/2025	2,948,471

	Total	6,989,259

Ohio (5.0%)
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,304,050
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	14,385,046
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,801,750
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,788,303
	Cuyahoga County, OH G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,992,476
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,155,600
	Kent State University General Receipts Rev.
350,000	5.000%, 5/1/2017, Ser. A	379,347
1,500,000	5.000%, 5/1/2037, Ser. A	1,654,335
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,371,637
1,750,000	5.500%, 8/15/2030	1,903,755
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,771,920
	Ohio Higher Educational Fac. Commission Rev. (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Ser. B	2,260,620
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,875,621
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,372,648
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,603,400
	Ohio State Higher Education Fac. Commission Rev. (Case Western Reserve University)
2,745,000	5.000%, 12/1/2028	3,197,898
	Ohio State Turnpike Commission Rev.
8,000,000	Zero Coupon, 2/15/2034[d]	6,489,440
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,510,380
10,000,000	5.500%, 2/15/2026, Ser. Ac	12,756,600
	Port of Greater Cincinnati Development Auth. Economic Development Rev. (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,828,680

	Total	78,403,506

Oklahoma (0.9%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	8,856,974
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,319,980
	Oklahoma Municipal Power Auth. Power Supply System Rev.
1,620,000	6.000%, 1/1/2038, Ser. Aa	1,835,573
	Oklahoma State Turnpike Auth.
500,000	5.000%, 1/1/2028, Ser. A	580,295

	Total	14,592,822

Oregon (0.3%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. A	335,217
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,173,502
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,304,700

	Total	4,813,419

The accompanying Notes to Financial Statements are an integral part of this schedule.

106

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Pennsylvania (3.7%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
$3,000,000	5.000%, 6/15/2018, Ser. B	$3,347,490
2,100,000	5.625%, 8/15/2039	2,372,706
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Generation)
3,000,000	2.700%, 4/1/2035, Ser. Ab	3,044,310
5,000,000	2.500%, 12/1/2041, Ser. Bb	5,084,700
	Cornwall-Lebanon School District, Lebanon County, PA G.O. Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,990,740
1,520,000	Zero Coupon, 3/15/2017[c]	1,488,156
	Cumberland County Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027[a]	2,815,285
2,065,000	6.125%, 1/1/2029	2,278,480
2,455,000	5.000%, 1/1/2036[a]	2,499,313
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,687,200
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,457,620
9,860,000	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured) Zero Coupon, 6/1/2033, Ser. Cc,d	11,499,521
10,070,000	6.250%, 6/1/2038, Ser. Cc	11,411,122

	Total	58,976,643

South Carolina (2.3%)
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	7,119,780
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	12,108,051
	Greenwood County, SC Hospital Fac. Refg. Rev. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,284,607
2,890,000	5.000%, 10/1/2031, Ser. B	3,191,629
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,493,157
	Piedmont, SC Municipal Power Agency Electric Rev. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,925,440
	South Carolina State Public Service Authority
305,000	5.500%, 1/1/2038, Ser. Aa	352,055
3,550,000	5.500%, 1/1/2038, Ser. A	4,007,560

	Total	35,482,279

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033	1,141,870
	South Dakota Health and Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023	1,128,390
820,000	5.000%, 9/1/2025	914,546
	South Dakota Health and Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,399,150

	Total	4,583,956

Tennessee (0.6%)
	Jackson-Madison County General Hospital, Inc.
555,000	5.625%, 4/1/2038	607,298
1,505,000	5.625%, 4/1/2038[a]	1,706,414
2,520,000	5.750%, 4/1/2041[a]	2,866,298
930,000	5.750%, 4/1/2041	1,019,801
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	584,405
450,000	5.000%, 11/1/2032	523,530
1,275,000	5.000%, 11/1/2034	1,473,071
250,000	5.000%, 11/1/2036	287,285

	Total	9,068,102

Texas (11.8%)
	Alliance Airport Auth., Inc. Special Fac. Rev. Refg. (Federal Express Corporation)
10,425,000	4.850%, 4/1/2021, AMT	10,673,532
	Amarillo Health Fac. Corporation Hospital Rev. (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[a,c]	2,161,140
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,073,310
2,000,000	6.000%, 8/15/2043	2,395,240
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
2,605,000	5.000%, 8/15/2039[c]	2,927,942
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. A	4,639,360
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,606,200
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[a,c]	11,505,200
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
6,900,000	0.140%, 10/1/2024[b]	6,900,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

107

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Texas (11.8%) - continued
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
$2,015,000	7.250%, 12/1/2035, Ser. Ba	$2,446,210
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
5,500,000	0.140%, 3/1/2024[b]	5,500,000
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	5,614,070
	Harris County, TX Toll Road Rev. Refg.
6,500,000	5.250%, 8/15/2047, Ser. B	7,175,935
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,c	13,921,100
	Lewisville Independent School District, Denton County, TX G.O. Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	5,004,551
	Lower Colorado River Auth. Rev. Refg. (AGM Insured)
215,000	5.875%, 5/15/2015, Ser. Ac	215,514
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,101,160
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,377,450
2,000,000	5.250%, 2/1/2029[c]	2,545,500
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,911,030
	North Texas Tollway Auth. System Rev. (Special Proj.)
15,000,000	5.000%, 9/1/2030, Ser. D	17,284,950
	North Texas Tollway Auth. System Rev. Refg.
1,000,000	5.625%, 1/1/2033, Ser. A	1,098,950
5,000,000	5.000%, 1/1/2042, Ser. B	5,430,050
	North Texas Tollway Auth. System Rev. Refg. (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Dc	3,004,800
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
4,865,000	1.350%, 6/1/2033[b,c]	4,866,168
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
5,705,000	5.000%, 2/15/2038[c]	6,514,425
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,824,775
2,000,000	6.500%, 8/15/2039, Ser. A	2,278,940
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. A	2,358,400
	San Leanna Education Fac. Corporation Higher Education Rev. (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,215,518
1,000,000	5.125%, 6/1/2027	1,040,900
	Socorro, TX Independent School District G.O. Refg. (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,291,720
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,372,943
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,946,568
	State of Texas G.O. Refg.
7,500,000	5.000%, 10/1/2044, Ser. A	8,609,925
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,600,000	5.000%, 9/1/2030	2,934,724
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,404,612
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,241,220
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,120,610
	Tarrant County Cultural Education Fac. Finance Corporation Refg. Rev. (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Ser. A	2,140,080
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	2,080,842

	Total	185,755,564

Utah (1.1%)
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,305,311
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,808,080
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,529,013
1,610,000	5.000%, 5/15/2045, Ser. A	1,825,128
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,094,930

	Total	16,562,462

Virginia (1.5%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,137,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

108

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Virginia (1.5%) - continued
$1,450,000	5.000%, 5/15/2044, Ser. A	$1,629,264
	Fairfax County, VA Industrial Development Auth. Hospital Rev. Refg. (Inova Health System)
2,510,000	5.250%, 8/15/2019	2,773,851
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,395,900
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040	2,232,460
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
4,500,000	6.000%, 1/1/2037, AMT	5,196,825

	Total	24,365,800

Washington (4.5%)
	Franklin County, WA Pasco School District No. 1 U.T.G.O. (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,c]	6,322,140
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,910,707
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	759,934
1,000,000	5.000%, 6/1/2020, AMT	1,152,130
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,156,280
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,429,030
12,095,000	5.000%, 8/1/2030, Ser. A	13,975,652
	Tobacco Settlement Auth. WA Rev. Refg.
3,645,000	5.000%, 6/1/2024	3,650,905
	Washington Economic Development Finance Auth. Lease Rev. (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[a,c]	5,776,629
	Washington G.O. (AGM Insured)
5,000,000	5.000%, 7/1/2021, Ser. 2007Aa,c	5,269,250
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	3,145,984
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,620,350
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	6,144,565
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Ser. B	5,911,016
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,409,428
1,000,000	5.625%, 10/1/2040	1,076,100

	Total	70,710,100

Wisconsin (1.2%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,339,090
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	3,901,286
	Wisconsin Health & Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1	1,209,240
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,926,278
1,195,000	5.000%, 12/15/2039	1,319,794
2,500,000	5.000%, 12/15/2044	2,756,800

	Total	18,452,488

Wyoming (0.5%)
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. A	3,575,974
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
4,485,000	5.750%, 10/1/2020	4,913,631

	Total	8,489,605

	Total Long-Term Fixed Income (cost $1,435,805,429)	1,558,587,260

	Total Investments (cost $1,435,805,429) 98.9%	$1,558,587,260

	Other Assets and Liabilities, Net 1.1%	17,771,499

	Total Net Assets 100.0%	$1,576,358,759

The accompanying Notes to Financial Statements are an integral part of this schedule.

109

MUNICIPAL BOND FUND

Schedule of Investments as of April 30, 2015

(unaudited)

a

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2015.
c

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2015.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Municipal Bond Fund owned as of April 30, 2015.

Security	Acquisition Date	Cost
Jicarilla, NM Apache Nation Rev., 9/1/2023	10/23/2003	$3,530,378

Definitions:

AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
C.O.P.	-	Certificate of Participation
CR	-	Custodial Receipts
Fac.	-	Facility/Facilities
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
IBC	-	Insured Bond Cerificate
NATL-RE	-	National Public Finance Guarantee Program
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
TCRS	-	Temporary Custodial Receipts
U.T.G.O.	-	Unlimited Tax General Obligation
XLCA	-	XL Capital Assurance

The accompanying Notes to Financial Statements are an integral part of this schedule.

110

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 26, 2015	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 26, 2015

	By:	/s/ David S. Royal
David S. Royal
President

Date: June 26, 2015

	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer